1933 Act Registration No. 333-76075

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-14AE

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

[ ] Pre-Effective                                       [X] Post-Effective
    Amendment No.                                           Amendment No.1

                            EVERGREEN MUNICIPAL TRUST
                         (Evergreen Municipal Bond Fund)
               (Exact name of registrant as specified in charter)

                 Area Code and Telephone Number: (617) 210-3200

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                    ----------------------------------------
                    (Address of Principal Executive Offices)

                            Michael H. Koonce, Esq.
                     Evergreen Investment Management Company
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                    ----------------------------------------
                    (Name and address of agent for service)




     Approximate date of proposed public offering: As soon as possible after the effective date of this Registration Statement.

     The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940 (File No. 333-36033); accordingly, no fee is payable herewith. Pursuant to Rule 429, this Registration Statement relates to the aforementioned registration on Form N-1A. A Rule 24f-2 Notice for the Registrant's most recent fiscal year ended May 31, 1998 was filed with the Commission on or about August 27, 1998.

     It is proposed that this filing will become effective immediately upon filing pursuant to Rule 488 of the Securities Act of 1933.

                            EVERGREEN MUNICIPAL TRUST

                              CROSS REFERENCE SHEET

            Pursuant to Rule 481(a) under the Securities Act of 1933


                                           Location in Prospectus/Proxy
Item of Part A of Form N-14                            Statement
----------------------------               ----------------------------------

1.  Beginning of Registration Statement    Cross Reference Sheet; Cover Page
    and Outside Front Cover Page of
    Prospectus

2. Beginning and Outside Back Cover Page Table of Contents of Prospectus

3.  Fee Table, Synopsis Information and    Comparison of Fees and Expenses;
    Risk Factors                           Summary; Comparison of Investment
                                           Objectives and Policies; Risks

4.  Information About the Transaction      Summary; Reasons for the
                                           Mergers; Information on Shareholders'
                                           Rights; Exhibits A-1 and A-2
                                           (Agreements and
                                           Plans of Reorganization)

5.  Information about the Registrant       Cover Page; Summary; Risks;
                                           Comparison of Investment Objectives
                                           and Policies;  Information
                                           on Shareholders' Rights;  Additional
                                           Information

6.  Information about the Company          Cover Page; Summary; Risks;
    Being Acquired                         Comparison of Investment Objectives
                                           and Policies; Information on
                                           Shareholders' Rights; Additional
                                           Information

7.  Voting Information                     Cover Page; Summary; Voting
                                           Information Concerning the Meeting

8.  Interest of Certain Persons            Financial Statements and Experts;
    and Experts                            Legal Matters

9.  Additional Information Required for    Inapplicable
    Reoffering by Persons Deemed to be
    Underwriters


Item of Part B of Form N-14
---------------------------

10.  Cover Page                            Cover Page

11.  Table of Contents                     Omitted

12.  Additional Information About the      Statement of Additional Information
     Registrant                            of Evergreen Municipal
                                           Bond Fund dated April 1, 1999

13.  Additional Information about          Statement of Additional Information
     the Company Being Acquired            of Evergreen Massachusetts Municipal
                                           Bond Fund and Evergreen Missouri
                                           Municipal Bond Fund dated August 1,
                                           1998

14.  Financial Statements                  Financial Statements dated May 31,
                                           1998 and November 30, 1998
                                           (unaudited) of Evergreen
                                           Municipal Bond Fund; Financial
                                           Statements dated March 31, 1998 and
                                           September 30, 1998 (unaudited) of
                                           Evergreen Massachusetts Municipal
                                           Bond Fund and Evergreen Missouri
                                           Municipal Bond Fund

Item of Part C of Form N-14
---------------------------

15.  Indemnification                       Incorporated by Reference to Part A
                                           Caption - "Information
                                           on Shareholders' Rights - Liability
                                           and Indemnification of Trustees"

16.  Exhibits                              Item 16. Exhibits

17.  Undertakings                          Item 17. Undertakings

[Logo]          Prospectus/Proxy Statement      June 1999

Important News For Evergreen Shareholders

We encourage you to read the attached Prospectus/Proxy Statement in full; however, the following answers to common shareholder questions may provide helpful information.

Q.      Why is Evergreen sending me this prospectus /proxy statement?

Mutual fund companies are required to obtain shareholders' votes for certain types of changes affecting their funds. As a shareholder, you have the right to vote on major policy decisions, such as those included here.

Q. What are the issues contained in this prospectus/proxy statement?

We would like you to vote to approve a proposal to merge Evergreen Massachusetts Municipal Bond Fund and Evergreen Missouri Municipal Bond Fund into Evergreen Municipal Bond Fund.

Q. Why is Evergreen proposing these fund mergers?

We believe that the small asset base in these funds and the lack of asset growth in this type of fund throughout the mutual fund industry could diminish the net yield and the total return for shareholders. Evergreen Municipal Bond Fund has a larger asset base and offers the potential for greater yield and overall investment returns because of its breadth of investment options.

Q. How will these changes affect shareholders?

The reorganization of these funds into Evergreen Municipal Bond Fund means that Evergreen Massachusetts Municipal Bond Fund and Evergreen Missouri Municipal Bond Fund would no longer exist after July 23, 1999. Shareholders would receive shares of the new fund in the same class, with comparable or lower fees and the same contingent deferred sales charges as the shares held prior to the reorganization. This is a non-taxable event for shareholders.

Although shareholders will lose their state-specific tax exemptions on dividend income, Evergreen Municipal Bond Fund provides federal tax exemptions on dividend income.

Q. How do the board members of my fund recommend I vote?

The Board members of each fund recommend you vote in favor of or FOR the proposal on the enclosed Proxy Card.

Q. Whom do I call for more information or to place my vote?

Please  call  Shareholder   Communications  Corporation  at  1-800-645-7816  for
additional information. You may vote using any of the following methods:

Use the enclosed Proxy Card to record your vote either FOR, AGAINST or ABSTAIN, then return the card in the postpaid envelope provided, or

Complete the enclosed Proxy Card and FAX both sides of the card to 1-800-451-8683, or Call 1-800-690-6903 and record your vote by telephone. Please have your Proxy Card at hand when you call and enter the 12 digit Control Number found on the card, then follow the simple instructions, or

Vote on the Internet by going to the website www.proxyvote.com or go to the Proxy Voting link on the Evergreen Funds website at www.evergreen-funds.com. Enter the 12 digit Control Number found on your Proxy Card, then follow the simple instructions.

                                     PART A
                                PROSPECTUS/PROXY

                   EVERGREEN MASSACHUSETTS MUNICIPAL BOND FUND
                     EVERGREEN MISSOURI MUNICIPAL BOND FUND
                               200 BERKELEY STREET
                                BOSTON, MA 02116


 June 2, 1999

Dear Shareholder,


     As a shareholder of Evergreen Massachusetts Municipal Bond Fund ("Massachusetts Fund") or Evergreen Missouri Municipal Bond Fund ("Missouri
Fund"), you are invited to vote on an important matter affecting your Fund. Specifically, you are invited to vote on a proposal to merge Massachusetts Fund and Missouri Fund into Evergreen Municipal Bond Fund ("Municipal Fund"). Municipal Fund is another mutual fund managed by Evergreen Investment Management Company ("EIMC") that invests primarily in a broad range of municipal securities the income from which is exempt from federal income taxes other than the alternative minimum tax.


     If the merger is approved you will receive shares of Municipal Fund having the same total value as the shares of Massachusetts Fund or Missouri Fund you currently own. Details about Municipal Fund's investment objective, portfolio management team, performance, etc., along with additional information about the proposed merger, are contained in the attached Prospectus/Proxy Statement. You will not incur any federal income taxes as a result of the merger.

     The Board of Trustees of the Evergreen Municipal Trust has approved the merger and recommends that you vote FOR this proposal.


     I realize that the attached Prospectus/Proxy Statement will take time to review, but your vote is very important. Please take the time to familiarize yourself with this information. Votes on the proposal will be cast at a special meeting of both Massachusetts Fund and Missouri Fund shareholders to be held on July 23, 1999. Although you are welcome to attend the meeting in person, you do not need to do so in order to vote your shares. If you do not expect to attend the meeting, please complete, date, sign and return the enclosed proxy card in the enclosed postage paid envelope. Instructions on how to complete the proxy card are included immediately after the Notice of Special Meeting.

     If you have any questions about the proposal or the proxy card, please call Shareholder Communications Corporation at 800-645-7816. You may also FAX your completed and signed proxy card (both front and back sides) to Management Information Services, an ADP Company, our proxy tabulator, at 800-451-8683.


     Thank you for taking this matter seriously and participating in this important process.


                                                           Sincerely,

                                                           [Signature]

                                                           William M. Ennis
                                                           Managing Director
                                                           Evergreen Funds

                   EVERGREEN MASSACHUSETTS MUNICIPAL BOND FUND
                     EVERGREEN MISSOURI MUNICIPAL BOND FUND
                               200 Berkeley Street
                           Boston, Massachusetts 02116



                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JULY 23, 1999



     Notice is hereby given that a Special Meeting (the "Meeting") of Shareholders of both Evergreen Massachusetts Municipal Bond Fund ("Massachusetts Fund") and Evergreen Missouri Municipal Bond Fund ("Missouri Fund"), each a series of Evergreen Municipal Trust, will be held at the offices of the Evergreen funds, 26th Floor, 200 Berkeley Street, Boston, Massachusetts 02116, on July 23, 1999 at 2:00 p.m. for the following purposes:


          1. To consider and act upon the Agreements and Plans of Reorganization (each a "Plan") dated as of April 30, 1999, providing for the acquisition of all of the assets of each of Massachusetts Fund and Missouri Fund by Evergreen Municipal Bond Fund ( "Municipal Fund"), a series of Evergreen Municipal Trust, in exchange for shares of Municipal Fund and the assumption by Municipal Fund of the identified liabilities of Massachusetts Fund and Missouri Fund. Each Plan also provides for distribution of these shares of Municipal Fund to shareholders of Massachusetts Fund and Missouri Fund in liquidation and subsequent termination of Massachusetts Fund and Missouri Fund. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Massachusetts Fund or Missouri Fund.


          2. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.


     On behalf of Massachusetts Fund and Missouri Fund, the Trustees of Evergreen Municipal Trust have fixed the close of business on May 5, 1999 as the record date for the determination of shareholders of each Fund entitled to notice of and to vote at the Meeting or any adjournment thereof.


     IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED TO SIGN WITHOUT DELAY AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.


     By Order of the Board of Trustees



                                                           Michael H. Koonce
                                                           Secretary




June 2, 1999

                     INSTRUCTIONS FOR EXECUTING PROXY CARDS

     The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

     1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card.

          2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

          3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:

          REGISTRATION                                  VALID SIGNATURE

          CORPORATE ACCOUNTS
          (1) ABC Corp.                                 ABC Corp.
          (2) ABC Corp.                                 John Doe, Treasurer
          (3) ABC Corp.                                 John Doe, Treasurer
              c/o John Doe, Treasurer
          (4) ABC Corp. Profit Sharing Plan             John Doe, Trustee

          TRUST ACCOUNTS
          (1) ABC Trust                                 Jane B. Doe, Trustee
          (2) Jane B. Doe, Trustee                      Jane B. Doe
              u/t/d 12/28/78

          CUSTODIAL OR ESTATE ACCOUNTS
          (1) John B. Smith, Cust.                      John B. Smith
              f/b/o John B. Smith, Jr. UGMA
     (2) John B. Smith John B. Smith, Jr., Executor

                  PROSPECTUS/PROXY STATEMENT DATED JUNE 2, 1999

                            Acquisition of Assets of

                   EVERGREEN MASSACHUSETTS MUNICIPAL BOND FUND
                                       and
                     EVERGREEN MISSOURI MUNICIPAL BOND FUND
                                each a series of
                            EVERGREEN MUNICIPAL TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116

                        By and in Exchange for Shares of

                          EVERGREEN MUNICIPAL BOND FUND
                                   a series of
                            EVERGREEN MUNICIPAL TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116


     This Prospectus/Proxy Statement is being sent to shareholders of Evergreen Massachusetts Municipal Bond Fund ("Massachusetts Fund") and Evergreen Missouri Municipal Bond Fund ("Missouri Fund") to ask each of them to approve an Agreement and Plan of Reorganization (each a "Plan" and together the "Plans") at a Special Meeting of Shareholders to be held on July 23, 1999 at 2:00 p.m. at the offices of the Evergreen funds, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116, and any adjournments thereof (the "Meeting").

     Under the Plans, Massachusetts Fund and Missouri Fund will each be merged into Evergreen Municipal Bond Fund (the "Municipal Fund"). This will be accomplished by Municipal Fund acquiring all of the assets of Massachusetts Fund and Missouri Fund in exchange for shares of Municipal Fund. Along with acquiring the assets of Massachusetts Fund and Missouri Fund, Municipal Fund will also assume the identified liabilities of Massachusetts Fund and Missouri Fund. This transaction will be referred to as the "Merger" or "Mergers" for the rest of this Prospectus/Proxy Statement. Massachusetts Fund, Missouri Fund and Municipal Fund are sometimes referred to each as the "Fund" or together as the "Funds" in this Prospectus/Proxy Statement. After the Merger, Massachusetts Fund and Missouri Fund shareholders will receive shares of Municipal Fund and Massachusetts Fund and Missouri Fund will be terminated. Massachusetts Fund and Missouri Fund shareholders will receive Municipal Fund shares that have the same letter description (i.e. Class A, Class B or Class C), and the same distribution-related fees, shareholder servicing-related fees and contingent deferred sales charges ("CDSCs"), if any, as the shares they currently hold ("Corresponding Shares"). Massachusetts Fund and Missouri Fund shareholders will incur no fees in connection with receiving the Corresponding Shares. Massachusetts Fund and Missouri Fund shareholders will receive Corresponding Shares that have the same aggregate net asset value as the shares they hold. Each Merger is being structured as a tax-free reorganization for federal income tax purposes.


      Massachusetts Fund, Missouri Fund and Municipal Fund are each a separate series of Evergreen Municipal Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objective of Municipal Fund is to seek the highest possible current income, exempt from federal income taxes other than the Alternative Minimum Tax ("AMT"), while preserving capital. The investment objective of both Massachusetts Fund and Missouri Fund is the same as Muncipal Fund's investment objective.


     This Prospectus/Proxy Statement, which should be kept for future reference, sets forth concisely the information about Municipal Fund that Massachusetts Fund and Missouri Fund shareholders should know before voting on the Mergers. Certain relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference to (which means, legally considered to be part of) this Prospectus/Proxy Statement. A Statement of Additional Information dated June 2, 1999 relating to this Prospectus/Proxy Statement and the Mergers, which includes the most recent annual and semi-annual financial statements of Municipal Fund, Massachusetts Fund and Missouri Fund, has been filed with the SEC and is legally considered to be part of this Prospectus/Proxy Statement. A copy of such Statement of Additional Information is available upon request and without charge by writing to Municipal Fund at 200 Berkeley Street, Boston, Massachusetts 02116 or by calling toll-free 1-800-645-7816.

     The Prospectus for Municipal Fund offering Class A, Class B and Class C shares dated April 1, 1999 and its Annual Report for the fiscal year ended May 31, 1998 are legally considered to be part of this Prospectus/Proxy Statement insofar as they relate to Municipal Fund only and not to any other fund described therein. Along with this Prospectus/Proxy Statement, shareholders of Massachusetts Fund and Missouri Fund will receive copies of the Funds' Prospectus. Additional information about Municipal Fund is contained in its Statement of Additional Information dated April 1, 1999 which has been filed with the SEC and which is available upon request and without charge by writing to or calling Municipal Fund at the address or telephone number listed in the paragraph above.

     The Prospectus of both Massachusetts Fund and Missouri Fund offering Class A, Class B and Class C shares of each Fund dated April 1, 1999 is legally considered to be part of this Prospectus/Proxy Statement insofar as it relates to Massachusetts Fund and Missouri Fund only and not to any other fund described therein. Copies of the Prospectus, related Statement of Additional Information, and each Fund's Annual Report for the fiscal year ended March 31, 1998 are available upon request and without charge by writing to Massachusetts Fund or Missouri Fund at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-645-7816.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED
     UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     The shares offered by this Prospectus/Proxy Statement are not deposits or obligations of any bank and are not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency and involve investment risk, including possible loss of capital.

                                TABLE OF CONTENTS

                                                                           Page
COMPARISON OF FEES AND EXPENSES..........................................


SUMMARY .
     Proposed Plans of Reorganization....................................
     Tax Consequences....................................................
     Investment Objectives and Policies of the Funds.....................
     Comparative Performance Information for each Fund...................
     Management of the Funds.............................................
     Investment Advisors.................................................
     Administrator.......................................................
     Portfolio Management................................................
     Distribution of Shares..............................................
     Purchase and Redemption Procedures..................................
     Exchange Privileges.................................................
     Dividend Policy.....................................................
     Risks...............................................................

REASONS FOR THE MERGERS..................................................
     Agreements and Plans of Reorganization..............................
     Federal Income Tax Consequences.....................................
     Pro-forma Capitalization............................................
     Shareholder Information.............................................


COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES.........................

INFORMATION ON SHAREHOLDERS' RIGHTS......................................
     Form of Organization................................................
     Capitalization......................................................
     Shareholder Liability...............................................
     Shareholder Meetings and Voting Rights..............................
     Liquidation or Dissolution..........................................
     Liability and Indemnification of Trustees...........................
ADDITIONAL INFORMATION...................................................

VOTING INFORMATION CONCERNING THE MEETING................................

FINANCIAL STATEMENTS AND EXPERTS.........................................

LEGAL MATTERS............................................................

OTHER BUSINESS...........................................................

EXHIBIT A-1..............................................................
EXHIBIT A-2..............................................................
EXHIBIT B................................................................

                         COMPARISON OF FEES AND EXPENSES


     The amounts of fees and expenses for Class A, Class B and Class C shares of Municipal Fund, Massachusetts Fund and Missouri Fund are set forth in the following tables and in the examples. The amounts given are based on the estimated expenses of Municipal Fund for the fiscal year ending May 31, 1999, and estimated expenses of Massachusetts Fund and Missouri Fund for the fiscal year ending March 31, 1999. The pro forma amounts for Class A, Class B and Class C shares of Municipal Fund are based on what the estimated combined expenses of Municipal Fund would have been for the twelve months ended November 30, 1998. All amounts are adjusted for voluntary expense waivers.


     The following tables show:
o the shareholder transaction expenses and annual fund operating expenses associated with an investment in the Class A, Class B and Class C shares of each of Massachusetts Fund, Missouri Fund and Municipal Fund, and
o the shareholder transaction expenses and annual fund operating expenses associated with an investment in the Class A, Class B and Class C shares of Municipal Fund assuming the Mergers take place ("Municipal Fund Pro Forma").


                                  Comparison of
              Class A, Class B and Class C Shares of Municipal Fund
                                      With
                    Class A, Class B and Class C Shares of Massachusetts Fund and Missouri Fund

                                         Municipal Fund                 Massachusetts  Fund and Missouri Fund

                           Class A   Class B      Class C               Class A      ClassB    Class C
Shareholder
   Transaction
   Expenses
Maximum Sales
   Load Imposed on
   Purchases (as a
   percentage of
   offering price)......       4.75%     None          None                  4.75%         None        None
Contingent Deferred
   Sales Charge (as
   a percentage of
   original purchase
   price or
   redemption
   proceeds,
   whichever is
   lower)...............     None(1)5.00% in       1.00% in                None(1)     5.00% in    1.00% in
                                    the      the first year                           the first   the first
                                    first         and 0.00%                                year        year
                                         year    thereafter                        declining to   and 0.00%
                                    declining                                          1.00% in  thereafter
                                           to                                         the sixth
                                     1.00% in                                          year and
                                    the sixth                                             0.00%
                                     year and                                        thereafter
                                        0.00%
                                    thereafter



                                                  Municipal Fund             Massachusetts Fund       Missouri Fund
                                            Class AClass BClass C       Class AClass BClass C      Class AClass BClassC

Annual Fund Operating Expenses (as a
   Percentage of average daily net assets)
Management Fee (After Waiver)(2)..........    0.41%  0.41%0.41%          0.06% 0.06%  0.06%       0.19%  0.19%  0.19%
12b-1 Fees (3) ...........................   0.25%  1.00% 1.00%         0.25%  1.00%  1.00%        0.25%  1.00%  1.00%
Other Expenses............................   0.27%   0.27%0.27%          0.54% 0.54%  0.54%        0.41%  0.41%  0.41%
                                             ------  ----------          ----- -----  -----        -----  -----  -----
Annual Fund Operating Expenses (4)........    0.93%  1.68%1.68%          0.85% 1.60%  1.60%        0.85%  1.60%  1.60%
                                              =====  ==========          ===== =====  =====        =====  =====  =====
  (After Waiver)

                                                                    Municipal Fund Pro
                                                                          Forma
                                                          Class A     Class B         Class C
Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases (as a
   percentage of offering price)......................       4.75%           None       None
Contingent Deferred Sales Charge (as a percentage
   of original purchase price or redemption
   proceeds, whichever is lower)......................     None(1)   5.00% in the1.00% in the first
                                                                            first    year and 0.00%
                                                                   year declining        thereafter
                                                                               to
                                                                     1.00% in the
                                                                   sixth year and
                                                                            0.00%
                                                                       thereafter
Annual Fund Operating Expenses (as a
   percentage of average daily net assets)
Management Fee........................................       0.41%          0.41%             0.41%
12b-1 Fees (3)........................................                      1.00%             1.00%
                                                             0.25%
Other Expenses........................................       0.23%          0.23%             0.23%
                                                             -----          -----             -----
Annual Fund Operating Expenses.........................      0.89%          1.64%             1.64%
                                                             =====          =====             =====

(1) Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.
     (2) Absent waivers, Massachusetts Fund's and Missouri Fund's Management Fee would have been 0.55% for Class A,
     Class B and Class C shares.
(3) Class A shares can pay up to 0.75% of average daily net assets as a 12b-1 fee. For the foreseeable future, the Class A 12b-1 fees will be limited to 0.25% of average daily net assets.

(4) Absent fee waivers, Annual Fund Operating Expenses for the Class A, Class B, Class C shares for Massachusetts Fund are estimated to be 1.34%, 2.09% and 2.09%, respectively, and for Missouri Fund are estimated to be 1.21%, 1.96% and 1.96%, respectively, for the fiscal year ended March 31, 1999.

     Examples. The following tables show for Municipal Fund, Massachusetts Fund, Missouri Fund, and for Municipal Fund pro forma, assuming the Mergers take place, examples of the cumulative effect of shareholder transaction expenses and annual fund operating expenses indicated above on a $1,000 investment in each class of shares for the periods specified, assuming (i) a 5% annual return, and
(ii) redemption at the end of such period. For Class B and Class C shares, the tables also show the effect of shareholder expenses assuming the shares are not redeemed. In the case of Municipal Fund pro forma, the examples reflect the imposition of the 4.75% maximum sales load on purchases.


                                                                             Municipal Fund
                                                                          Three   Five
                                                                 One Year Years  Years  Ten Years
Class A........................................................        $57    $76    $97      $156
Class B (assuming redemption at the end of the period).........        $67    $83   $111      $169
Class B (assuming no redemption at the end of the period)......        $17    $53    $91      $169
Class C (assuming redemption at the end of the period).........        $27    $53    $91      $199
Class C (assuming no redemption at the end of the period)......        $17    $53    $91      $199


                                                                               Massachusetts
                                                                              Fund
                                                                          Three   Five
                                                                 One Year Years  Years  Ten Years
Class A........................................................        $56    $73    $92      $147
Class B (assuming redemption at the end of the period).........        $66    $80   $107      $160
Class B (assuming no redemption at the end of the period)......        $16    $50    $87      $160
Class C (assuming redemption at the end of the period).........        $26    $50    $87      $190
Class C (assuming no redemption at the end of the period)......        $16    $50    $87      $190

                                                                          Missouri Fund
                                                                          Three   Five
                                                                 One Year Years  Years  Ten Years
Class A........................................................        $56    $73    $92      $147
Class B (assuming redemption at the end of the period).........        $66    $80   $107      $160
Class B (assuming no redemption at the end of the period)......        $16    $50    $87      $160
Class C (assuming redemption at the end of the period).........        $26    $50    $87      $190
Class C (assuming no redemption at the end of the period)......        $16    $50    $87      $190


                                                                     Municipal Fund Pro Forma
                                                                          Three   Five
                                                                 One Year Years  Years  Ten Years

Class A........................................................        $56    $75    $94      $152
Class B (assuming redemption at the end of the period).........        $67    $82   $109      $165
Class B (assuming no redemption at the end of the period)......        $17    $52    $89      $165
Class C (assuming redemption at the end of the period).........        $27    $52    $89      $194
Class C (assuming no redemption at the end of the period)......        $17    $52    $89      $194


     The purpose of the foregoing examples is to assist Massachusetts Fund and Missouri Fund shareholders in understanding the various costs and expenses that an investor in Municipal Fund as a result of the Mergers would bear directly and indirectly, as compared with the various direct and indirect expenses currently borne by a shareholder in Massachusetts Fund and Missouri Fund. These examples should not be considered a representation of past or future expenses or annual return. Actual expenses may be greater or less than those shown.

                                     SUMMARY


     This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus of Municipal Fund dated April 1, 1999 and the Prospectus of both Massachusetts Fund and Missouri Fund dated August 1, 1998 (which are legally considered to be a part of this Prospectus/Proxy Statement) and the Plans, the forms of which are attached to this Prospectus/Proxy Statement as Exhibits A-1 and A-2.



Proposed Plans of Reorganization

     The Plans generally provide for the following:

     o the transfer of all of the assets of Massachusetts Fund and Missouri Fund in exchange for shares of Municipal Fund, and


o the assumption by Municipal Fund of the identified liabilities of Massachusetts Fund and Missouri Fund. (The identified liabilities consist only of those liabilities reflected on Massachusetts Fund's and Missouri Fund's statements of assets and liabilities determined immediately preceding each Merger.)

     The Plans also call for the distribution of shares of Municipal Fund to Massachusetts Fund's and Missouri Fund's shareholders in liquidation of Massachusetts Fund and Missouri Fund as part of the Mergers. After the Mergers, the shareholders of Massachusetts Fund and Missouri Fund will own Corresponding Shares of Municipal Fund having the same aggregate net asset value as that of the shareholders' shares of Massachusetts Fund and Missouri Fund, as of the close of business immediately prior to the date that Massachusetts Fund's and Missouri Fund's assets are exchanged for shares of Municipal Fund. See "Reasons for the Mergers--Agreements and Plans of Reorganization."

     The Trustees of Evergreen Municipal Trust, including the Trustees who are not "interested persons," as such term is defined in the 1940 Act (the "Independent Trustees"), have concluded that the Mergers would be in the best interests of Massachusetts Fund and Missouri Fund shareholders, respectively, and that their interests will not be diluted as a result of the Mergers. Accordingly, the Trustees have submitted the Plans for the approval of Massachusetts Fund's and Missouri Fund's shareholders.



               THE BOARD OF TRUSTEES OF EVERGREEN MUNICIPAL TRUST
                     RECOMMENDS APPROVAL BY SHAREHOLDERS OF
                      MASSACHUSETTS FUND AND MISSOURI FUND
                       OF THE PLANS EFFECTING THE MERGERS.


     The Trustees of Evergreen Municipal Trust have also approved the Plans on behalf of Municipal Fund.


     Approval of the Mergers will require the following:


     o In order to have a Meeting, at least 25% (a "quorum") of the outstanding shares of each of Massachusetts Fund and Missouri Fund entitled to vote must be represented at the Meeting in person or by shareholders sending in a proxy card.
o All classes of Massachusetts Fund and all classes of Missouri Fund will vote together as if they were a single class. o A majority (greater than 50%) of each of Massachusetts Fund's and Missouri Fund's shares voted must vote FOR the Merger.


      See "Voting Information Concerning the Meeting."

     The Mergers are scheduled to take place on or about July 30, 1999. If Massachusetts Fund or Missouri Fund shareholders do not vote to approve the Mergers, the Trustees will consider other possible courses of action in the best interests of shareholders.

Tax Consequences


     Prior to or at the completion of the Mergers, Massachusetts Fund and Missouri Fund will each have received an opinion of Sullivan & Worcester LLP that the respective Merger has been structured so that no gain or loss will be realized by the Fund or its shareholders for federal income tax purposes as a result of receiving Municipal Fund shares in connection with the Merger. The holding period and aggregate tax basis of shares of Municipal Fund that are received by each Fund's shareholders will be the same as the holding period and aggregate tax basis of shares of the Fund previously held by such shareholders, provided that shares of the Fund are held as capital assets. In addition, the holding period and tax basis of the assets of each Fund in the hands of Municipal Fund as a result of the Merger will be the same as in the hands of the Fund immediately prior to the Merger, and no gain or loss will be recognized by Municipal Fund upon the receipt of the assets of each Fund in exchange for shares of Municipal Fund and the assumption by Municipal Fund of each Fund's identified liabilities.



Investment Objectives and Policies of the Funds


         Municipal Fund, Massachusetts Fund and Missouri Fund each seek the highest possible current income, exempt from federal income taxes other than the AMT, while preserving capital. Each Fund invests at least 80% of its total assets in federally tax-exempt municipal securities while each Fund may invest up to 100% of its total assets in bonds subject to the AMT. Some portion of each Fund's assets may be invested in taxable investments from time to time.


         Massachusetts Fund and Missouri Fund each invest at least 65% of its assets in municipal obligations that are exempt from income taxes in the state for which the Fund is named.


         Municipal Fund, Massachusetts Fund and Missouri Fund each invests at least 80% of its assets in bonds that, at the date of investment, are rated within the four highest categories by Standard and Poor's Ratings Services ("S&P") (AAA, AA, A or BBB), by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A or Baa), by Fitch IBCA, Inc. ("Fitch") (AAA, AA, A or BBB) or, if not rated or rated under a different system, are of comparable quality to obligations so rated as determined by another nationally recognized statistical ratings organization (an "SRO") or by the Fund's investment advisor. Each Fund may invest the remaining 20% of its assets in lower rated bonds, but will not invest in bonds rated below B.



Comparative Performance Information for each Fund

     Discussions of the manner of calculation of total return are contained in the respective Prospectuses and Statements of Additional Information of the Funds. The following tables set forth the total return of the Class A, Class B and Class C shares of Municipal Fund, Massachusetts Fund and Missouri Fund for the periods of time specified below. The calculations of total return assume the reinvestment of all dividends and capital gains distributions on the reinvestment date and the deduction of all recurring expenses (including sales charges) that were charged to shareholders' accounts.

                         Average Annual Total Return (1)


                         1 Year Ended      5 Years Ended     10 Years Ended    From Inception  Inception
                         Nov. 30, 1998     Nov. 30, 1998     Nov. 30, 1998    To Nov. 30, 1998    Date
Municipal Fund (2)
Class A shares........       1.37%             4.44%             6.96%             7.28%        01/20/98
Class B shares........       0.79%             4.76%             6.96%             7.02%        01/19/78
Class C shares........       4.65%             4.67%             6.54%             6.78%        01/26/98


Massachusetts Fund         1 Year Ended     5 Years Ended     10 Years Ended    From Inception   Inception
                           Nov. 30, 1998    Nov. 30, 1998      Nov. 30, 1998   To Nov. 30, 1998    Date
     Class A shares.....       1.74%             N/A               N/A               3.95%        02/03/94
                                                 ---
     Class B shares.....       1.24%             N/A               N/A               4.01%        02/03/94
     Class C shares.....       5.35%             N/A               N/A               4.33%        02/03/94


Missouri Fund              1 Year Ended     5 Years Ended     10 Years Ended    From Inception   Inception
                           -------------    -------------     --------------    ---------------  ---------
                           Nov. 30, 1998    Nov. 30, 1998      Nov. 30, 1998   To Nov. 30, 1998    Date
                           -------------                                       -----------------   ----
     Class A shares.....       1.42%             N/A               N/A               4.75%        02/01/94
     Class B shares.....       1.17%             N/A               N/A               4.75%        02/01/94
     Class C shares.....       5.09%             N/A               N/A               5.07%        02/01/94


        (1) Reflects waiver of advisory fees and reimbursements and/or waivers of expenses. Without such reimbursements and/or waivers, the average annual total return during the periods would have been lower.

        (2) Historical performance shown for Classes A and C prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Class A have been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. The 12b-1 fees for Classes A, B and C are .25%, 1.00% and 1.00%, respectively. If these fees had not been eliminated, returns would have been lower.



     Important information about Municipal Fund (formerly named Evergreen Tax Free Fund) is also contained in management's discussion of Municipal Fund's performance, attached hereto as Exhibit B. This information also appears in Municipal Fund's most recent Annual Report.



Management of the Funds


     The overall management of Municipal Fund, Massachusetts Fund and Missouri Fund is the responsibility of, and is supervised by, the Board of Trustees of Evergreen Municipal Trust.



Investment Advisor




         The investment advisor to Municipal Fund, Massachusetts Fund and Missouri Fund is Evergreen Investment Management Company ("EIMC"), formerly Keystone Investment Management Company, an indirect subsidiary of First Union National Bank ("FUNB"). EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $8.7 billion in assets for 25 of the Evergreen funds as of March 31, 1999. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034. For further information regarding EIMC, see "Organization and Service Providers--Service Providers" in the Prospectuses of Municipal Fund, Massachusetts Fund and Missouri Fund.


         Municipal Fund pays EIMC a fee, calculated on a annual basis, equal to 2.0% of the gross dividend and interest income of the Fund plus 0.50% of the first $100 million of the aggregate net asset value of the shares of the Fund, plus 0.45% of the next $100 million, plus 0.40% of the next $100 million, plus 0.35% of the next $100 million, plus 0.30% of the next $100 million, plus 0.25% of amounts over $500 million.

         Massachusetts Fund and Missouri Fund each pay EIMC an annual fee equal to 0.55% of the first $50 million of the aggregate net asset value of the shares of each Fund, plus 0.50% of the next $50 million, plus 0.45% of the next $100 million, plus 0.40% of the next $100 million, plus 0.35% of the next $100 million, plus 0.30% of the next $100 million, plus 0.25% of amounts over $500 million, all computed as of the close of business on each business day.

     Year 2000 Risks. Like other investment companies, financial and business organizations and individuals around the world, Municipal Fund could be adversely affected if the computer systems used by EIMC and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year
2000 Problem." EIMC is taking steps to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

Administrator

     Evergreen Investment Services, Inc. ("EIS"), 200 Berkeley Street, Boston, Massachusetts 02116-5034, provides facilities, equipment and personnel to Municipal Fund, Massachusetts Fund and Missouri Fund on behalf of each Fund's investment advisor and is reimbursed by each Fund for its services.

Portfolio Management


     Municipal Fund is co-managed by George J. Kimball and James T. Colby, III. Mr. Kimball has been employed by EIMC or one of its affiliates since 1991. He was an analyst from 1991 to 1995 and became a Vice President in 1995. He has been a Portfolio Manager with EIMC since 1996. Mr. Colby has been Vice President and Portfolio Manager of FUNB and Evergreen Asset Management Corp. and its predecessor since 1992. Mr. Colby has been with EIMC since 1998. Both Mr. Colby and Mr. Kimball have co-managed the Fund since March 1998.


Distribution of Shares

     Evergreen Distributor, Inc. ("EDI"), an affiliate of BISYS Fund Services ("BISYS"), acts as underwriter of shares of Municipal Fund, Massachusetts Fund and Missouri Fund. EDI distributes each Fund's shares directly or through broker-dealers, banks (including FUNB), or other financial intermediaries. Municipal Fund offers four classes of shares: Class A, Class B, Class C and Class Y. The Mergers with Massachusetts Fund and Missouri Fund do not involve the Class Y shares of Municipal Fund. Massachusetts Fund and Missouri Fund offer only Class A, Class B and Class C shares. Each class has separate distribution arrangements and bears its own distribution expenses. (See "Distribution-Related and Shareholder Servicing-Related Expenses" below.)


     In the proposed Mergers, Massachusetts Fund and Missouri Fund shareholders will receive the Corresponding Shares of Municipal Fund. The Corresponding Shares of Municipal Fund that Massachusetts Fund and Missouri Fund shareholders will receive have identical arrangements with respect to the imposition of Rule 12b-1 distribution and service fees as the shares they currently hold. Because the Mergers will be effected at net asset value without the imposition of a sales charge, Massachusetts Fund and Missouri Fund shareholders will receive Municipal Fund shares without paying any initial sales charge or CDSC as a result of the Mergers. Municipal Fund Class B and Class C shares received by Massachusetts Fund and Missouri Fund shareholders as a result of the Mergers will continue to be subject to a CDSC upon subsequent redemption, but the CDSC will be based on the date of the original purchase of Massachusetts Fund and Missouri Fund shares.

     The following is a summary description of charges and fees for the Class A, Class B and Class C shares of Municipal Fund that will be received by Massachusetts Fund and Missouri Fund shareholders in the Mergers. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in the Municipal Fund, Massachusetts Fund and Missouri Fund Prospectuses and in the Funds' Statements of Additional Information.

         Class A  Shares.  Class A shares  are sold at net asset  value  plus an initial sales charge and, as indicated below, are subject to distribution-related fees. For a description of the initial sales charges applicable to purchases of Class A shares, see "Purchase and Redemption of Shares--How to Buy Shares" in the Prospectus of Municipal Fund. No initial sales charge will be imposed on Class A shares of Municipal Fund received by Massachusetts Fund's and Missouri Fund's shareholders in the Mergers.

     Class B Shares. Class B shares are sold without an initial sales charge but are subject to a CDSC, which ranges from 5% to 1%, if shares are redeemed during the first six years after the month of purchase. In addition, Class B shares are subject to distribution-related fees and shareholder servicing-related fees as described below. For purposes of determining when Class B shares issued in the Mergers to shareholders of Massachusetts Fund and Missouri Fund will convert to Class A shares, such shares will be deemed to have been purchased as of the date Class B shares of Massachusetts Fund and Missouri Fund were originally purchased.


     Class B shares are subject to higher distribution-related fees than the corresponding Class A shares on which a front-end sales charge is imposed (until they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares of the Fund.


     Class C Shares. Class C shares are sold without initial sales charges but, as indicated below, are subject to distribution-related and shareholder servicing-related fees. Class C shares are subject to a 1% CDSC if such shares are redeemed within 13 months of purchase. No CDSC is imposed on amounts redeemed thereafter. Class C shares incur higher distribution-related and shareholder servicing-related fees than Class A shares, but unlike Class B shares, do not convert to any other class of shares.

     Additional information regarding the classes of shares of each Fund is included in its Prospectus and Statements of Additional Information.


     Distribution-Related and Shareholder Servicing-Related Expenses. Each Fund has adopted a Rule 12b-1 plan with respect to its Class A shares under which the Class may pay for distribution-related expenses at an annual rate which may not exceed 0.75% of average daily net assets attributable to the Class. Payments with respect to Class A shares are currently limited to 0.25% of average daily net assets attributable to the Class. This amount may be increased to the full plan rate for each Fund by the Trustees without shareholder approval.

     Each Fund has also adopted a 12b-1 plan with respect to its Class B and Class C shares under which the Class may pay for distribution-related expenses at an annual rate which may not exceed 1.00%. Of the total 1.00% 12b-1 fees, up to 0.25% may be for payment in respect of "shareholder services." Consistent with the requirements of Rule 12b-1 and the applicable rules of the National Association of Securities Dealers, Inc., following the Mergers Municipal Fund may make distribution-related and shareholder servicing-related payments with respect to Massachusetts Fund and Missouri Fund shares sold prior to the Mergers.

     Additional information regarding the Rule 12b-1 plans adopted by each Fund is included in its Prospectuses and Statement of Additional Information.

Purchase and Redemption Procedures

     Information concerning applicable sales charges and distribution-related and shareholder servicing-related fees is provided above. Investments in the Funds are not insured. The minimum initial purchase requirement for each Fund is $1,000. There is no minimum for subsequent purchases of shares of any Fund. Each Fund provides for telephone, mail or wire redemption of shares at net asset value, less any CDSC, as next determined after receipt of a redemption request on each day the New York Stock Exchange ("NYSE") is open for trading. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the Funds' Prospectuses. Each Fund may involuntarily redeem shareholders' accounts that have less than $1,000 of invested funds. All funds invested in each Fund are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.


Exchange Privileges


     Holders of shares of a class of each Fund may exchange their shares for shares of the same class of any other Evergreen fund. Each Fund limits exchanges to five per calendar year and three per calendar quarter. No sales charge is imposed on an exchange. An exchange which represents an initial investment in another Evergreen fund must amount to at least $1,000. The current exchange privileges, and the requirements and limitations attendant thereto, are described in the Funds' Prospectuses and Statements of Additional Information.




Dividend Policy

     Each Fund distributes its investment company taxable income monthly and its net realized gains at least annually. Shareholders begin to earn dividends on the first business day after shares are purchased unless shares were not paid for, in which case dividends are not earned until the next business day after payment is received. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected. See the Funds' Prospectuses for further information concerning dividends and distributions.

     After the Mergers, shareholders of Massachusetts Fund and Missouri Fund who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from Municipal Fund reinvested in shares of Municipal Fund. Shareholders of Massachusetts Fund and Missouri Fund who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Municipal Fund in cash after the Mergers, although they may, after the Mergers, elect to have such dividends and/or distributions reinvested in additional shares of Municipal Fund.


     Each of Municipal Fund, Massachusetts Fund and Missouri Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To remain qualified as a regulated investment company, the Funds each must distribute 90% of its taxable income and 90% of its net tax-exempt income. While so qualified, so long as each Fund distributes all of its net investment company taxable income and any net realized gains to shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.



Risks

         An investment in each Fund is subject to certain risks. There is no assurance that investment performances will be positive and that the Funds will meet their investment objectives. For a discussion of each Fund's objectives and policies, see "Comparison of Investment Objectives and Policies." Municipal Fund, Massachusetts Fund and Missouri Fund invest substantially in municipal securities. Each Fund's ability to achieve its objective depends partially on the prompt payment by issuers of the interest on and principal of the municipal bonds held by the Fund. A moratorium, default or other non-payment of interest or principal when due on any municipal bond, in addition to affecting the market value and liquidity of that particular security, could affect the market value and liquidity of other municipal bonds held by the Funds. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Funds.


         Each Fund is subject to interest rate risk. The values of municipal bonds tend to go up when interest rates go down, and, conversely, when interest rates go up, the value of municipal bonds tends to fall. The longer the maturity of a bond, the greater the exposure to market price fluctuations. The same market factors are reflected in the share price or net asset value of bond funds, which will vary with fluctuations in interest rates.

         In addition, each Fund may invest up to 20% in below investment grade bonds. These bonds are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may overreact to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value.


         Massachusetts Fund and Missouri Fund are nondiversified portfolios and, as such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in a fund that is non-diversified entails greater risk than an investment in a diversified fund. As non-diversified funds, Massachusetts Fund and Missouri Fund may each invest up to 25% of its assets in a single issuer and up to 50% of its assets may consist of securities of only two issuers. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Funds' portfolios. Municipal Fund is a diversified portfolio.


         Massachusetts Fund and Missouri Fund each concentrates its investments in a single state, which entails greater risk than an investment in a fund that invests its assets in numerous states. Each Fund may be vulnerable to any development in its named State's economy that may weaken or jeopardize the ability of the State's municipal bond issuers to pay interest and principal on their bonds. As a result, the Fund's shares may fluctuate more widely in value than those of a fund investing in municipal bonds from a number of different states. Municipal Fund does not concentrate its investments in a single state.

         Each Fund may, for hedging purposes, engage in options and futures transactions and short sales. Such practices are used to hedge a fund's portfolio to protect against changes in interest rates and to adjust the portfolio's duration. The risks involved in these strategies are described in the Prospectuses and Statements of Additional Information of the Funds.


                             REASONS FOR THE MERGERS


     At a regular meeting held on March 12, 1999, all of the Trustees of Evergreen Municipal Trust, including the Independent Trustees, considered and approved the Mergers as in the best interests of shareholders of both Massachusetts Fund and Missouri Fund. Additionally, the Trustees determined that the interests of existing shareholders of both Massachusetts Fund and Missouri Fund would not be diluted as a result of the transactions contemplated by the Mergers.

     Before approving the Plan, the Trustees reviewed various factors about the Funds and the proposed Mergers. The Trustees considered among other things:

     o the terms and conditions of the Mergers; o whether the Mergers would result in the dilution of shareholders' interests; o expense ratios, fees and expenses of the Funds; o the comparative performance records of each of the Funds; o compatibility of their investment objectives and policies; o the investment experience, expertise and resources of EIMC; o the service and distribution resources available to the Evergreen funds and the broad array of investment alternatives available to shareholders of the Evergreen funds; o the personnel and financial resources of First Union and its affiliates;

o the fact that FUNB will bear the expenses incurred by Massachusetts Fund and Missouri Fund in connection with the Mergers;

o the fact that Municipal Fund will assume the identified liabilities of both Massachusetts Fund and Missouri Fund;
o        the expected federal income tax consequences of the Mergers; and
o alternatives available to shareholders of both Massachusetts Fund and Missouri Fund, including the ability to redeem their shares.


      The Trustees focused primarily on the similarity of investment objective and policies amongst the Funds and the differences in relative size between the Funds. The Funds share the common investment objective of seeking the highest possible current income, exempt from federal income taxes, while preserving capital. Similarly, each of the Funds invest primarily in investment grade municipal bonds. Unlike Municipal Fund, both Massachusetts Fund and Missouri Fund invests so that a portion of each Fund's income is exempt from state income tax. The Trustees considered this difference and determined that the loss to shareholders of certain state tax advantages is offset by Municipal Fund's potential for greater yield and overall investment returns due to its national exposure.

      The Trustees considered general industry information regarding the current investor trend away from fixed income mutual funds, generally, and municipal bond funds, specifically. In keeping with this overall industry trend, both Massachusetts Fund and Missouri Fund experienced net redemptions for most of 1998. The result is that as of December 31, 1998, Massachusetts Fund had $9.5 million in assets and Missouri Fund had $23.6 million in assets compared to Municipal Fund which had $1.2 billion in assets for the same time period. In comparing the relative size of the Funds, the Trustees also evaluated the potential economies of scale associated with larger mutual funds. They concluded that: (1) operational efficiencies may be achieved by combining Massachusetts Fund and Missouri Fund with Municipal Fund, (2) the smaller asset bases for Massachusetts Fund and Missouri Fund could make it more difficult for the portfolio manager to compete in the marketplace and purchase appropriate investments for the Funds, and (3) the potential for higher fund expenses could result in a diminished total return to shareholders of the Funds.

      The Trustees looked at a comparison of the Funds' expense ratios and any fee waivers currently in place. The Annual Fund Operating Expenses of Municipal Fund after the Merger are expected to be 0.04% higher by class than the current expenses on either Massachusetts Fund or Missouri Fund. However, the Trustees noted that the current expense ratios of Massachusetts Fund and Missouri Fund are reflective of a voluntary waiver by the investment advisor of its fees and could be lifted at any time. The resulting expense ratios for the Funds without such waiver would be much higher.


     In addition, the alternative to the Mergers would be to propose that both Massachusetts Fund and Missouri Fund be liquidated. Due to their relative size, expenses and performance, the Funds would not be viable on their own. Accordingly, for the reasons noted above and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, the Trustees believe that the proposed Mergers would be in the best interests of each Fund and its shareholders.

     During their consideration of the Mergers, the Trustees met with Fund counsel and counsel to the Independent Trustees regarding the legal issues involved. The Trustees also concluded at the meeting that the proposed Mergers would be in the best interests of shareholders of Massachusetts Fund and Missouri Fund and that the interests of the shareholders of Massachusetts Fund and Missouri Fund would not be diluted as a result of the transactions contemplated by the Mergers.

                                THE  TRUSTEES  OF  Evergreen   Municipal   Trust
            RECOMMEND THAT THE SHAREHOLDERS OF Massachusetts Fund and Missouri Fund APPROVE THE PROPOSED MERGERS.


Agreements and Plans of Reorganization


     The following summary is qualified in its entirety by reference to the Plans (Exhibits A-1 and A-2 hereto).


     Each Plan provides that Municipal Fund will acquire all of the assets of Massachusetts Fund and Missouri Fund, respectively, in exchange for shares of
Municipal Fund and the assumption by Municipal Fund of the identified liabilities of Massachusetts Fund and Missouri Fund on or about July 30, 1999 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Massachusetts Fund and Missouri Fund will each endeavor to discharge all of its known liabilities and obligations. Municipal Fund will not assume any liabilities or obligations of Massachusetts Fund and Missouri Fund other than those reflected in an unaudited statement of assets and liabilities of Massachusetts Fund and Missouri Fund prepared as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time, on the business day immediately prior to the Closing Date. The number of full and fractional shares of each class of Municipal Fund to be received by the shareholders of Massachusetts Fund and Missouri Fund will be determined by multiplying the respective outstanding class of shares of Massachusetts Fund and Missouri Fund by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of Massachusetts Fund and Missouri Fund by the net asset value per share of the respective class of shares of Municipal Fund. Such computations will take place as of the close of regular trading on the NYSE on the business day immediately prior to the Closing Date. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.


     State Street Bank and Trust Company, the custodian for the Funds, will compute the value of each Fund's respective portfolio securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of Municipal Fund, Rule 22c-1 under the 1940 Act, and with the interpretations of such Rule by the SEC's Division of Investment Management.


     At or prior to the Closing Date, Massachusetts Fund and Missouri Fund will each have declared a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders (in shares of each Fund, or in cash, as the shareholder has previously elected) all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund's net tax-exempt income, and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

     As soon after the Closing Date as conveniently practicable, Massachusetts Fund and Missouri Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of Municipal Fund received by Massachusetts Fund and Missouri Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of each Fund's shareholders on Municipal Fund's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Municipal Fund due to each Fund's shareholders. All issued and outstanding shares of Massachusetts Fund and Missouri Fund, including those represented by certificates, will be canceled. The shares of Municipal Fund to be issued will have no preemptive or conversion rights. After these distributions and the winding up of their affairs, Massachusetts Fund and Missouri Fund will be terminated.

     The consummation of each Merger is subject to the conditions set forth in each Plan, including approval by each Fund's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of each Fund's shareholders, each Plan may be terminated (a) by the mutual agreement of that Fund and Municipal Fund; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

     Whether or not the Mergers are consummated, FUNB will pay the expenses incurred by Massachusetts Fund and Missouri Fund in connection with the Mergers (including the cost of any proxy soliciting agent). No portion of the expenses will be borne directly or indirectly by Massachusetts Fund or Missouri Fund or their shareholders.


     If Massachusetts Fund and Missouri Fund shareholders do not approve the Mergers, the Trustees will consider other possible courses of action which may be in the best interests of shareholders.


Federal Income Tax Consequences

     Each Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code. As a condition to the closing of a Merger, Massachusetts Fund and Missouri Fund will each receive an opinion of Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Merger:


          (1) The transfer of all of the assets of the Fund solely in exchange for shares of Municipal Fund and the assumption by Municipal Fund of the identified liabilities, followed by the distribution of Municipal Fund's shares by the Fund in dissolution and liquidation of the Fund, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and Municipal Fund and the Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;


          (2) No gain or loss will be recognized by the Fund on the transfer of all of its assets to Municipal Fund solely in exchange for Municipal Fund's shares and the assumption by Municipal Fund of the identified liabilities of the Fund or upon the distribution of Municipal Fund's shares to the Fund's shareholders in exchange for their shares of the Fund;

          (3) The tax basis of the assets transferred will be the same to Municipal Fund as the tax basis of such assets to the Fund immediately prior to the Merger, and the holding period of such assets in the hands of Municipal Fund will include the period during which the assets were held by the Fund;

          (4) No gain or loss will be recognized by Municipal Fund upon the receipt of the assets from the Fund solely in exchange for the shares of Municipal Fund and the assumption by Municipal Fund of the identified liabilities of the Fund;

          (5) No gain or loss will be recognized by the Fund's shareholders upon the issuance of the shares of Municipal Fund to them, provided they receive solely such shares (including fractional shares) in exchange for their shares of the Fund; and

          (6) The aggregate tax basis of the shares of Municipal Fund, including any fractional shares, received by each of the shareholders of the Fund pursuant to the Merger will be the same as the aggregate tax basis of the shares of the Fund held by such shareholder immediately prior to the Merger, and the holding period of the shares of Municipal Fund, including fractional shares, received by each such shareholder will include the period during which the shares of the Fund exchanged therefor were held by such shareholder (provided that the shares of the Fund were held as a capital asset on the date of the Merger).


     Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If a Merger is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of Massachusetts Fund or Missouri Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of Municipal Fund shares he or she received. Shareholders of Massachusetts Fund and Missouri Fund should consult their tax advisers regarding the effect, if any, of the proposed Mergers in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Mergers, shareholders of Massachusetts Fund and Missouri Fund should also consult their tax advisers as to the state and local tax consequences, if any, of the Mergers.




Pro-forma Capitalization


     The following table sets forth the capitalizations of Municipal Fund, Massachusetts Fund and Missouri Fund as of November 30, 1998 and the capitalization of Municipal Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.262, 1.257 and 1.257 Class A, Class B, Class C shares, respectively, of Municipal Fund issued for each Class A, Class B and Class C share, respectively, of Massachusetts Fund. The pro forma data reflects an exchange ratio of approximately 1.298, 1.287 and 1.287 Class A, Class B and Class C shares, respectively, of Municipal Fund issued for each Class A, Class B and Class C share, respectively, of Missouri Fund.





             Capitalization of Massachusetts Fund and Missouri Fund,
                  Municipal Fund and Municipal Fund (Pro Forma)

                                Massachusetts Fund   Missouri Fund    Municipal Fund     Municipal Fund
Net Assets
     Class A..................   $2,108,567         $4,073,135    $1,163,997,367     $1,170,179,069
     Class B............         $5,742,741        $18,707,222      $117,135,258       $141,585,221
     Class C..................  $1,745,116           $725,886        $7,351,764         $9,822,766
                                 ----------           --------        ----------         ----------
     Total Net Assets...         $9,596,424        $23,506,243    $1,288,484,389     $1,321,587,056
Net Asset Value Per Share
     Class A..................    $9.62              $9.89             $7.62              $7.62
     Class B..................    $9.58              $9.81             $7.62              $7.62
     Class C..................    $9.58              $9.81             $7.62              $7.62
Shares Outstanding

     Class A..................    219, 284            411,955       152,805,972        153,617,487
     Class B..................    599, 733          1,907,562        15,377,480         18,587,274
     Class C..................    182, 248             74,017           965,148          1,289,563
                                  --------             ------           -------          ---------
     All Classes..............   1,001,265          2,393,534       169,148,600        173,494,324

     The table set forth above should not be relied upon to reflect the number of shares to be received in the Mergers; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Mergers.


Shareholder Information


     As of May 5, 1999 (the "Record Date"), the following number of each Class of shares of beneficial interest of each of Massachusetts Fund and Missouri Fund was outstanding:


          Class of Shares  Massachusetts Fund    Missouri Fund

          Class A........      228,606.648           443,098.554
          Class B........      570,274.070          1,780,642.235
          Class C........      163,536.123            64,270.991
                               -----------            ----------
          All Classes....      962,416.841          2,288,011.780

     As of the Record Date, the officers and Trustees of Evergreen Municipal Trust beneficially owned as a group less than 1% of the outstanding shares of each of Massachusetts Fund and Missouri Fund. To Evergreen Municipal Trust's knowledge, the following persons owned beneficially or of record more than 5% of Massachusetts Fund's or Missouri Fund's total outstanding shares as of the Record Date:





                         MASSACHUSETTS FUND


                                                                                   Percentage of  Percentage of
                                                                                     Shares of      Shares of
                                                                                   Class Before    Class After
                   Name and Address                          Class  No. of Shares       Merger         Merger


               Margaret Vogel                                   A    23,985.886
               Keystone Trust Company Trustee
               865 Central Ave H403
               Needham, MA 02192-1341
                                                                A    22,381.731
               Richard Nakashian
               P.O. Box 3150
               Pocasset, MA 02559-3150

               Alfred Campanelli                                A    20,534.661
               P.O. Box 850985
               Braintree, MA  02185

               Ida R. Rodriguez                                 A    17, 978.389
               Keystone Trust Company Trustee
               58 Helen Rd.
               Needham, MA 02192-3934

               Frank J Pusateri                                 A    13,191.237
               Helen C. Pusateri Tttees
               Pusateri Family Trust
               U/A DTD 05-20-93
               1687 Dawes Rd. NE
               Palm Bay, FL 32905-4549

               Marion E. Taylor Ttee                            A    12,729.660
               Marion E. Taylor Trust
               U/A DTD 06-12-95
               10 Longwood Drive, Apt. 305
               Westwood, MA 02090-1141

               MLPF&S for the Sole Benefit of its Customers     B    29,113.015
               Attn: Fund Adminstration #97DGO
               4800 Deer Lake Dr. E, 2nd Fl.
               Jacksonville, FL 32246-6484

               PaineWebber for the Benefit of                   C    15, 728.474
               Samuel J. Freelander CPA
               340 Main St.
               Worcester, MA 01608

               Malcolm F. Groves                                C    11,917.408
               & Jean N. Groves
               Ttee Malcolm F. Groves Rev Liv Trust
               U/A DTD 05-18-94
               80 Indian Hill Road
               Cummaquid, MA 02637

               First Clearing Corporation                       C    11,155.892
               Ruth A . Schreiner Trust
               William B. Schreiner Ttee
               161 Marquand Drive
               Osterville, MA 02655-1803

               William Ripley                                    C    10,010.414
               C/O Eastern Environmental Systems Inc.
               45 Accord Park Dr.
               Norwell, MA 02061-1614

               John Pierce & Marie Pierce                        C     9,597.236
               JT Ten
               424 King's Town Way
               Duxbury, MA 02332-4605






                          MISSOURI FUND

                                                                                   Percentage of  Percentage of
                                                                                     Shares of      Shares of
                                                                                   Class Before    Class After
                                            Name and           Class No. of Shares    Merger         Merger
                                  Address
               MLPF&S for the Sole Benefit                       A    134,566.642
               of its Customers
               Attn: Fund Administration #97DE7
               4800 Deer Lake Drive E 2nd Fl
               Jacksonville, FL 32246-6484

               BHC Securities Inc.                               A    25,021.070
               Attn: Mutual Funds Dept.
               One Commerce Square
               2005 Market Street, Suite 1200
               Philadelphia, PA 19103

               MLPF&S for the Sole Benefit                       B    458,587.503
               of its Customers
               Attn: Fund Adminstration #97DE8
               4800 Deer Lake Dr., 2nd Fl.
               Jacksonville, FL 32246-6484

               Robert L. Beckmann                                C     5,959.512
               Carol A. Beckmann
               940 Sherman Lane
               Florissant, MO 63031-2336

               MLPF&S for the Sole Benefit                       C     5,749.694
               of its Customers
               Attn: Fund Administration #97DE9
               4800 Deer Lake Drive E 2nd Fl
               Jacksonville, FL 32246-6484

               Felicia  L. Bart                                  C      5,642.728
               Vern E. Alexander JT
               6501 Twin Springs Road
               Parkville, MO 64152-3046

               PainWebber for the Benefit of                     C      5,190.219
               Joseph Henry Children Trust
               U/A DTD 6/25/84
               Edwin C. Hogueland Ttee
               Donnelley Meiners Jordan Kline
               4600 Madison Suite 1100
               Kansas City, Mo 64112-3012

               Eiolet Utley Baker                                 C       5,160.166
               TOD David W. Baker
               1342 E Stanford
               Springfield, MO 65804

               PaineWebber for the Benefit                       C       4,810.341
               of Steven L. Cox
               Nancy S. Cox JTWROS
               2809 Ajax Road
               Saint Joseph, MO 64503-1327

               Patricia W. Duwe                                  C        4,335.864
               9014 Laurel Crest
               Saint Louis, MO 63126-2413

               Kenneth J. Heutel                                 C        4,237.288
               811 Butterfly Lane
               Saint Charles, MO 63304-7878

               PaineWebber for the Benefit of                    C        3,637.881
               Jeffrey M. Lowe and
               Kathy E. Lowe JT/WROS
               700 Deer Vue Lane
               Fenton, MO 63026

               Charles L. Merz                                   C        3,302.909
               # 11 Dunleith
               St. Louis, MO 63131-4835




                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES


         The following discussion is based upon and qualified in its entirety by the descriptions of the respective investment objectives, policies and restrictions set forth in the respective Prospectus and Statement of Additional Information of the Funds. The investment objectives, policies and restrictions of each Fund can be found in the Prospectuses for Municipal Fund, Massachusetts Fund and Missouri Fund under the caption "Description of the Funds--Investment Objectives and Policies." The investment objective of each Fund is non-fundamental and can be changed by the Board of Trustees without shareholder approval.


         The Prospectuses for Municipal Fund, Massachusetts Fund and Missouri Fund also offer additional funds advised by FUNB or its affiliates. These additional funds are not involved in the Mergers and their shares are not offered hereby.


         Each Fund seeks the highest possible current income, exempt from federal income taxes other than the AMT, while preserving capital. Each Fund invests at least 80% of its total assets in federally tax-exempt securities and each Fund may invest up to 100% of its assets in bonds subject to the AMT. Up to 20% of each Fund's assets may be invested in taxable investments from time to time.

         Massachusetts Fund and Missouri Fund each invests at least 65% of its assets in municipal obligations that are exempt from income taxes in the state for which the Fund is named. Municipal Fund may invest nationally and has no state-specific minimums. Municipal Fund's dividends are not exempt from state income taxes. Accordingly, the Mergers will result in a loss to shareholders of the exemption from state-specific taxes on dividend income since Municipal Fund only seeks income free from federal taxation.

         Each Fund invests at least 80% of its assets in bonds that, at the date of investment, are rated within the four highest categories by S&P, Moody's or Fitch, or of comparable quality. Each Fund may invest the remaining 20% of its assets in lower rated bonds, but will not invest in bonds rated below B.

         After the mergers, Municipal Fund may dispose of the securities received from Massachusetts Fund and Missouri Fund in the ordinary course of business. This may result in additional transaction costs and gains to shareholders of Municipal Fund. The characteristics of each investment policy and the associated risks are described in the Funds' Prospectuses and Statements of Additional Information. The Funds have other investment policies and restrictions which are also set forth in the Prospectus and Statement of Additional Information of each Fund.



                       INFORMATION ON SHAREHOLDERS' RIGHTS

Form of Organization


     Evergreen Municipal Trust is an open-end management investment company registered with the SEC under the 1940 Act, which continuously offers shares to the public. Evergreen Municipal Trust is organized as a Delaware business trust and is governed by its Declaration of Trust, By-Laws, a Board of Trustees and by applicable Delaware and federal law. Municipal Fund, Massachusetts Fund and Missouri Fund are series of Evergreen Municipal Trust.


Capitalization

     The beneficial interests in Municipal Fund, Massachusetts Fund and Missouri Fund are represented by an unlimited number of transferable shares of beneficial interest, $.001 par value per share. Evergreen Municipal Trust's Declaration of Trust permits the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund. Each Fund's shares represent equal proportionate interests in the assets belonging to the Fund. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by Fund as to matters, such as approval of or amendments to investment advisory agreements or proposed mergers, that affect only their particular Fund.




Shareholder Liability

     Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. No similar statutory or other authority limiting business trust shareholder liability exists in any other state. As a result, to the extent that Evergreen Municipal Trust or a shareholder is subject to the jurisdiction of courts in those states, it is possible that a court may not apply Delaware law, and may thereby subject shareholders of Evergreen Municipal Trust to liability. To guard against this risk, the Declaration of Trust of Evergreen Municipal Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of Evergreen Municipal Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Municipal Trust is remote.

Shareholder Meetings and Voting Rights


     Evergreen Municipal Trust on behalf of Municipal Fund, Massachusetts Fund and Missouri Fund is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Evergreen Municipal Trust. In addition, Evergreen Municipal Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Evergreen Municipal Trust does not currently intend to hold regular shareholder meetings. Cumulative voting is not permitted. Except when a larger quorum is required by applicable law, with respect to each Fund, 25% of the outstanding shares entitled to vote constitutes a quorum for consideration of a matter. For each Fund, a majority (greater than 50%) of the votes cast and entitled to vote is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).


     Under the Declaration of Trust of Evergreen Municipal Trust, each share of Municipal Fund, Massachusetts Fund and Missouri Fund will be entitled to one vote for each dollar of net asset value applicable to such share.

Liquidation or Dissolution

     In the event of the liquidation of Municipal Fund, Massachusetts Fund or Missouri Fund, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

     Under the Declaration of Trust of Evergreen Municipal Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee
(i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

     The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of Evergreen Municipal Trust, its By-Laws and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws and Delaware law directly for more complete information.

                             ADDITIONAL INFORMATION


     Municipal Fund. Information concerning the operation and management of Municipal Fund is incorporated herein by reference from the Prospectus dated April 1, 1999, a copy of which is enclosed, and the Statement of Additional Information of the same date. A copy of such Statement of Additional Information is available upon request and without charge by writing to Municipal Fund at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-645-7816.

     Massachusetts Fund and Missouri Fund. Information about each Fund is included in its current Prospectus dated August 1, 1998 and in the Statement of Additional Information of the same date, that have been filed with the SEC, both of which are incorporated herein by reference. Copies of the Prospectus and Statement of Additional Information are available upon request and without charge by writing to Massachusetts Fund and Missouri Fund at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-645-7816.


     Municipal Fund, Massachusetts Fund and Missouri Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material, and charter documents with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661-2511 and Seven World Trade Center, Suite 1300, New York, New York 10048.


     The SEC maintains a Web site (http://www.sec.gov) that contains the Funds' Statements of Additional Information and other material incorporated by reference herein together with other information regarding Municipal Fund, Massachusetts Fund and Missouri Fund.



                    VOTING INFORMATION CONCERNING THE MEETING


     This   Prospectus/Proxy   Statement  is  being  sent  to   shareholders  of
Massachusetts Fund and Missouri Fund in connection with a solicitation of proxies by the Trustees of Evergreen Municipal Trust, to be used at the Special Meeting of Shareholders to be held at 2:00 p.m., July 23, 1999, at the offices of the Evergreen funds, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of Massachusetts Fund and Missouri Fund on or about June 2, 1999. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof. The holders of 25% of the outstanding shares entitled to vote at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting. If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Mergers and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote or (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not have the effect of being counted as votes against the Plans, which must be approved by a majority of the votes cast and entitled to vote. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of Evergreen Municipal Trust at the address set forth on the cover of this Prospectus/Proxy Statement. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plans and the Mergers contemplated thereby.


     Approval of each Plan will require the affirmative vote of a majority of the votes cast and entitled to vote, with all classes voting together as a single class at the Meeting at which a quorum of each Fund's shares is present. Each share outstanding is entitled to one vote for each dollar of net asset value applicable to such share.

     Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, email or personal solicitations conducted by officers and employees of FUNB, its affiliates or other representatives of Massachusetts Fund and Missouri Fund (who will not be paid for their soliciting activities). If you wish to participate in the Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement, vote by fax or attend in person. Any proxy given by you is revocable.

     In the event that sufficient votes to approve a Merger are not received by July 23, 1999, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.


     A shareholder who objects to a proposed Merger will not be entitled under either Delaware law or the Declaration of Trust of Evergreen Municipal Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Mergers as proposed are not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Mergers are consummated, shareholders will be free to redeem the shares of Municipal Fund which they receive in the transaction at their then-current net asset value. Shares of Massachusetts Fund and Missouri Fund may be redeemed at any time prior to the consummation of the Mergers. Shareholders of Massachusetts Fund and Missouri Fund may wish to consult their tax advisers as to any differing consequences of redeeming Fund shares prior to the Mergers or exchanging such shares in the Mergers.


     Massachusetts Fund and Missouri Fund do not hold annual shareholder meetings. If a Merger is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Evergreen Municipal Trust at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by the Funds in a reasonable period of time prior to the meeting.


     The votes of the shareholders of Municipal Fund are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Mergers.


     NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Massachusetts Fund and Missouri Fund whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Prospectus/Proxy Statement needed to supply copies to the beneficial owners of the respective shares.



                        FINANCIAL STATEMENTS AND EXPERTS


     The Annual Reports of Municipal Fund as of May 31, 1998 and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG LLP, independent certified public accountants, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.


     The Annual Reports of Massachusetts Fund and Missouri Fund as of March 31, 1998 and the financial highlights and financial statements for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG LLP, independent certified public accountants, incorporated by reference herein and upon the authority of said firm as experts in accounting and auditing.


                                  LEGAL MATTERS

     Certain legal matters concerning the issuance of shares of Municipal Fund will be passed upon by Sullivan & Worcester LLP, Washington, D.C.


                                 OTHER BUSINESS

     The Trustees of Evergreen Municipal Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

     THE TRUSTEES OF Evergreen Municipal Trust RECOMMEND APPROVAL OF THE PLANS AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLANS.


June 2, 1999

A-1-1 EXHIBIT A-1

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 30th day of April, 1999, by and between Evergreen Municipal Trust, a Delaware business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Trust"), with respect to its Evergreen Municipal Bond Fund series (the "Acquiring Fund"), and the Trust, with respect to its Evergreen Massachusetts Municipal Bond Fund series (the "Selling Fund").

     This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class A, Class B and Class C shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

     WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund's shareholders;

     WHEREAS, the Trustees of the Trust have determined that the Selling Fund should exchange all of its assets and the identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:


                                    ARTICLE I

     TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND LIABILITIES AND LIQUIDATION OF THE SELLING FUND

     1.1 The Exchange. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of each such class of the Selling Fund by the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing Date").

     1.2 Assets to be Acquired. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

     The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

     The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable period of time prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would adversely affect the tax-free nature of the Reorganization or would violate the Selling Fund's fiduciary duty to its shareholders.

     1.3 Liabilities to be Assumed. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

     In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

     1.4 Liquidation and Distribution. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     1.5 Ownership of Shares. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the combined Prospectus and Proxy Statement on Form N-14 to be distributed to shareholders of the Selling Fund as described in paragraph 5.7.

     1.6 Transfer Taxes. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 Reporting Responsibility. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

     1.8 Termination. The Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.


                                   ARTICLE II

                                    VALUATION

     2.1 Valuation of Assets. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

     2.2 Valuation of Shares. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information.

     2.3 Shares to be Issued. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to each of its classes by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of Class A, Class B and Class C shares of the Selling Fund will receive Class A, Class B and Class C shares, respectively, of the Acquiring Fund.

     2.4 Determination of Value. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.


                                   ARTICLE III

                            CLOSING AND CLOSING DATE

     3.1 Closing Date. The Closing (the "Closing") shall take place on or about July 30, 1999 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. at the offices of the Evergreen funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

     3.2 Custodian's Certificate. State Street Bank and Trust Company, as custodian for the Selling Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that (a) the Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

     3.3 Effect of Suspension in Trading. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.4 Transfer Agent's Certificate. Evergreen Service Company, as transfer agent for the Selling Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company, its transfer agent, to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.


                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 Representations of the Selling Fund. The Selling Fund represents and warrants to the Acquiring Fund as follows:

          (a) The Selling Fund is a separate investment series of a Delaware business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

          (b) The Selling Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

          (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

          (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

          (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

          (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

          (g) The unaudited semi-annual financial statements of the Selling Fund at September 30, 1998 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

          (h) Since September 30, 1998, there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

          (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

          (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

          (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

          (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

          (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling
     Fund and, subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, Reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

          (n) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

          (o) The Prospectus and Proxy Statement of the Selling Fund to be included in the Registration Statement (as defined in paragraph 5.7) (other than information therein that relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.



     4.2 Representations of the Acquiring Fund. The Acquiring Fund represents and warrants to the Selling Fund as follows:

          (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

          (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

          (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

          (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

          (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.


          (f) The unaudited semi-annual financial statements of the Acquiring Fund at November 30, 1998 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.


          (g) Since November 30, 1998 there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

          (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

          (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

          (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

          (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

          (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

          (m) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

          (n) The Prospectus and Proxy Statement (as defined in paragraph 5.7) to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

          (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.


                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

     5.1 Operation in Ordinary Course. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

     5.2 Approval of Shareholders. The Trust will call a meeting of the Selling Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 Investment Representation. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.4 Additional Information. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

     5.5 Further Action. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

     5.6 Statement of Earnings and Profits. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG LLP and certified by the Trust's President and Treasurer.

     5.7 Preparation of Form N-14 Registration Statement. The Selling Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the proxy statement, referred to in paragraph 4.1(o) (the "Prospectus and Proxy Statement"), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act in connection with the meeting of the Selling Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein.


     5.8 Capital Loss Carryforwards. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquiring Fund and the Selling Fund shall cause KPMG LLP to issue a letter addressed to the Acquiring Fund and the Selling Fund, in form and substance satisfactory to the Funds, setting forth the federal income tax implications relating to capital loss carry forwards (if any) of the Selling Fund.



                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

     The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by the Trust's Secretary or Assistant Secretary, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

     6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

          (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

          (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

          (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

          (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

          (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

          (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

          (g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus and Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

          (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

          (i) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

     In this paragraph 6.2, references to the Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.


                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring
Fund on the Closing Date a certificate executed in its name by the Trust's Secretary or Assistant Secretary, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

     7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust.

     7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Sullivan & Worcester LLP, counsel to the Selling Fund, in a form satisfactory to the Acquiring Fund covering the following points:

          (a) The Selling Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

          (b) The Selling Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

          (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

          (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

          (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

          (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus and Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

          (g)  Such  counsel  does  not  know  of  any  legal  or   governmental
     proceedings, insofar as they relate to the Selling Fund existing on or before the date of mailing of the Prospectus and Proxy Statement and the Closing Date, required to be described in the Prospectus and Proxy Statement or to be filed as an exhibit to the Registration Statement which are not described or filed as required.

          (h) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus and Proxy Statement.

          (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

     In this paragraph 7.3, references to the Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.



                                  ARTICLE VIII

     FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE SELLING FUND

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Trust's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

     8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

     8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's net investment company taxable income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carryforward).

     8.6 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

          (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

          (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

          (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

          (d)  No  gain  or  loss  will  be   recognized  by  the  Selling  Fund
     Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

          (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

          (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

     Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

     8.7 The Acquiring Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

          (a) they are independent certified public accountants with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

          (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund; and


          (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus and Proxy Statement agree with the underlying accounting records of the Selling Fund or with written estimates provided by Selling Fund's management and were found to be mathematically correct.

     In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation policy of the Acquiring Fund.

     8.8 The Selling Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, indicating that:


          (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

          (b) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and


          (c) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus and Proxy Statement agree with written estimates provided by each Fund's management and were found to be mathematically correct.



                                   ARTICLE IX

                                    EXPENSES

     9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund will be borne by First Union National Bank ("FUNB"). Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus and Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.


                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.


                                   ARTICLE XI

                                   TERMINATION

     11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

          (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

          (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

     11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Trust, the respective Trustees or officers, to the other party or its Trustees or officers, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.


                                   ARTICLE XII

                                   AMENDMENTS

     12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.


                                  ARTICLE XIII

     HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

     13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     13.5 It is expressly agreed that the obligations of the Acquiring Fund and the Selling Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquiring Fund and of the Selling Fund, as provided in the Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of the Acquiring Fund and the Selling Fund and signed by authorized officers of the Trust, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund and of the Selling Fund as provided in the Declaration of Trust of the Trust.


IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

EVERGREEN MUNICIPAL TRUST
On behalf of Evergreen Municipal Bond Fund

By:/s/Michael H.Koonce
_________________________________
Name: Michael H. Koonce
Title:Secretary



EVERGREEN MUNICIPAL TRUST
On behalf of Evergreen Massachusetts Municipal Bond Fund


By:/s/Michael H.Koonce
_________________________________
Name: Michael H. Koonce
Title:Secretary

A-2-1 EXHIBIT A-2

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 30th day of April, 1999, by and between Evergreen Municipal Trust, a Delaware business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Trust"), with respect to its Evergreen Municipal Bond Fund series (the "Acquiring Fund"), and the Trust, with respect to its Evergreen Missouri Fund series (the "Selling Fund").

     This Agreement is intended to be, and is adopted as, a plan of Reorganization and liquidation within the meaning of Section 368(a)(1)(C) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class A, Class B and Class C shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

     WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund's shareholders;

     WHEREAS, the Trustees of the Trust have determined that the Selling Fund should exchange all of its assets and the identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:


                                    ARTICLE I

     TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND LIABILITIES AND LIQUIDATION OF THE SELLING FUND

     1.1 The Exchange. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of each such class of the Selling Fund by the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing Date").

     1.2 Assets to be Acquired. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

     The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

     The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable period of time prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would adversely affect the tax-free nature of the Reorganization or would violate the Selling Fund's fiduciary duty to its shareholders.

     1.3 Liabilities to be Assumed. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

     In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

     1.4 Liquidation and Distribution. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     1.5 Ownership of Shares. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the combined Prospectus and Proxy Statement on Form N-14 to be distributed to shareholders of the Selling Fund as described in paragraph 5.7.

     1.6 Transfer Taxes. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 Reporting Responsibility. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

     1.8 Termination. The Selling Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.


                                   ARTICLE II

                                    VALUATION

     2.1 Valuation of Assets. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

     2.2 Valuation of Shares. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information.

     2.3 Shares to be Issued. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to each of its classes by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of Class A, Class B and Class C shares of the Selling Fund will receive Class A, Class B and Class C shares, respectively, of the Acquiring Fund.

     2.4 Determination of Value. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.


                                   ARTICLE III

                            CLOSING AND CLOSING DATE

     3.1 Closing Date. The Closing (the "Closing") shall take place on or about July 30, 1999 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. at the offices of the Evergreen funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

     3.2 Custodian's Certificate. State Street Bank and Trust Company, as custodian for the Selling Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that (a) the Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

     3.3 Effect of Suspension in Trading. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     3.4 Transfer Agent's Certificate. Evergreen Service Company, as transfer agent for the Selling Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company, its transfer agent, to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.


                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 Representations of the Selling Fund. The Selling Fund represents and warrants to the Acquiring Fund as follows:

          (a) The Selling Fund is a separate investment series of a Delaware business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

          (b) The Selling Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

          (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

          (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

          (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

          (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

          (g) The unaudited semi-annual financial statements of the Selling Fund at September 30, 1998 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

          (h) Since September 30, 1998, there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

          (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

          (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

          (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

          (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

          (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling
     Fund and, subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

          (n) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

          (o) The Prospectus and Proxy Statement of the Selling Fund to be included in the Registration Statement (as defined in paragraph 5.7) (other than information therein that relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

     4.2 Representations of the Acquiring Fund. The Acquiring Fund represents and warrants to the Selling Fund as follows:

          (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

          (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

          (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

          (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

          (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.


          (f) The unaudited semi-annual financial statements of the Acquiring Fund at November 30, 1998 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.


          (g) Since November 30, 1998 there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

          (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

          (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

          (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

          (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

          (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

          (m) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

          (n) The Prospectus and Proxy Statement (as defined in paragraph 5.7) to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

          (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.


                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

     5.1 Operation in Ordinary Course. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

     5.2 Approval of Shareholders. The Trust will call a meeting of the Selling Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 Investment Representation. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

     5.4 Additional Information. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

     5.5 Further Action. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

     5.6 Statement of Earnings and Profits. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG LLP and certified by the Trust's President and Treasurer.

     5.7 Preparation of Form N-14 Registration Statement. The Selling Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the proxy statement, referred to in paragraph 4.1(o) (the "Prospectus and Proxy Statement"), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act in connection with the meeting of the Selling Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein.


     5.8 Capital Loss Carryforwards. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquiring Fund and the Selling Fund shall cause KPMG LLP to issue a letter addressed to the Acquiring Fund and the Selling Fund, in form and substance satisfactory to the Funds, setting forth the federal income tax implications relating to capital loss carry forwards (if any) of the Selling Fund.



                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

     The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by the Trust's Secretary or Assistant Secretary, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

     6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

          (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

          (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

          (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

          (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

          (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

          (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

          (g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus and Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

          (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

          (i) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

     In this paragraph 6.2, references to the Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.


                                   ARTICLE VII

     CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring
Fund on the Closing Date a certificate executed in its name by the Trust's Secretary or Assistant Secretary, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

     7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust.

     7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Sullivan & Worcester LLP, counsel to the Selling Fund, in a form satisfactory to the Acquiring Fund covering the following points:

          (a) The Selling Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

          (b) The Selling Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

          (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

          (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

          (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

          (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus and Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

          (g)  Such  counsel  does  not  know  of  any  legal  or   governmental
     proceedings, insofar as they relate to the Selling Fund existing on or before the date of mailing of the Prospectus and Proxy Statement and the Closing Date, required to be described in the Prospectus and Proxy Statement or to be filed as an exhibit to the Registration Statement which are not described or filed as required.

          (h) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus and Proxy Statement.

          (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

     In this paragraph 7.3, references to the Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

     FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE SELLING FUND

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Trust's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

     8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

     8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's net investment company taxable income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carryforward).

     8.6 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

          (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

          (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

          (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

          (d)  No  gain  or  loss  will  be   recognized  by  the  Selling  Fund
     Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

          (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

          (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

     Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.


     8.7 The Acquiring Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

          (a) they are independent certified public accountants with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;


          (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund; and


          (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus and Proxy Statement agree with the underlying accounting records of the Selling Fund or with written estimates provided by Selling Fund's management and were found to be mathematically correct.

     In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation policy of the Acquiring Fund.

     8.8 The Selling Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, indicating that:


          (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

          (b) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and


          (c) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus and Proxy Statement agree with written estimates provided by each Fund's management and were found to be mathematically correct.



                                   ARTICLE IX

                                    EXPENSES

     9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund will be borne by First Union National Bank ("FUNB"). Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus and Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.


                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.


                                   ARTICLE XI

                                   TERMINATION

     11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

          (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

          (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

     11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Trust, the respective Trustees or officers, to the other party or its Trustees or officers, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.





                                   ARTICLE XII

                                   AMENDMENTS

     12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.


                                  ARTICLE XIII

     HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

     13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     13.5 It is expressly agreed that the obligations of the Acquiring Fund and the Selling Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquiring Fund and of the Selling Fund, as provided in the Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of the Acquiring Fund and the Selling Fund and signed by authorized officers of the Trust, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund and of the Selling Fund as provided in the Declaration of Trust of the Trust.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

   EVERGREEN MUNICIPAL TRUST
   On behalf of Evergreen Municipal Bond Fund

        /s/Michael H. Koonce
   By:_____________________________

   Name: Michael H. Koonce
   Title:Secretary


   EVERGREEN MUNICIPAL TRUST
   On behalf of Evergreen  Missouri Municipal Bond Fund

         /s/ Michael H. Koonce
   By:______________________________
   Name: Michael H. Koonce
   Title:Secretary

                                            Exhibit B



--------------------------------------------------------------------------------
                                   EVERGREEN
                                 Tax Free Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


How did the Fund perform for the fiscal year?

The Evergreen Tax Free Fund, Class B, had a total return of 7.72% for the 12-month period ending May 31, 1998, unadjusted for deferred sales charge.



                                    Portfolio
                                 Characteristics

Total Net Assets                                                  $1,375,699,148
 ................................................................................
Average Credit Quality                                                        AA
 ................................................................................
Average Maturity                                                      19.5 years
 ................................................................................
Average Duration                                                       7.8 years
 ................................................................................


What was the investment environment like during the 12 months?

It was a favorable period for municipal bond investing. The U.S. economy had strong growth that was accompanied by low inflation. Beginning in late 1997, the overall bond market was aided by the effects of the economic slowdown in Asia, which helped keep inflation and interest rates low. During the 12 months, the yield on the 30-year Treasury Bond declined by more than a full percentage point, from 6.90% to 5.80%. As a general rule, bond prices tend to increase as interest rates decrease.

The municipal bond market also had a good year, although it did not perform as well as the Treasury market. The yield on 30-year AAA-rated municipal bonds, as reflected by the Bond Buyers 40 Index, fell from 5.65% to 5.20%. In addition, interest rates in the municipal bond market tended to fluctuate more than in the Treasury market toward the end of the fiscal year. A major factor was the anticipated impact of the largest new municipal bond issuance in history in mid-May, a $3.5 billion offering for the Long Island Power Authority, which created some short-term volatility. Municipal bond market investors were concerned that this issuance might cause an over-supply of bonds and hurt bond prices. In fact, the Long Island Power offering went well, and municipal bonds recovered somewhat in late May. Supply also was a factor in much of 1997, which saw the second-largest issuance of new municipal bond debt of this decade. This large supply of new bonds was created both by the need to fund new public projects and by refinancing by public agencies that were refunding their older debt with lower-interest-rate bonds

While the municipal bond market did not perform as well as the overall bond market during the year, the effect now is that there is excellent investment value in municipal bonds. For example, AAA-rated municipal bonds on May 31 were offering about 90% of the yield of a 30-year Treasury, but with after-tax advantages that the taxable bonds do not offer.

--------------------------------------------------------------------------------
                             AVERAGE CREDIT QUALITY
--------------------------------------------------------------------------------
(as a percentage of portfolio assets)

                           [PIE CHART APPEARS HERE]

AAA --  55.8%
A   --  16.7%
AA  --  14.0%
BBB --  11.7%
Not Rated --  1.1%
BB  --  0.7%

--------------------------------------------------------------------------------
                                   EVERGREEN
                                 Tax Free Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


You became co-managers of the Evergreen Tax Free Fund on April 1, 1998. What have been your principal strategies since taking over the Fund?

Prior to our taking over management, the Fund tended to hold longer-maturity bonds than many other national municipal bond funds. It also emphasized fairly high credit quality, typically with 60% or more of net assets invested in AAA-rated bonds. The Fund maintained an emphasis on non-callable bonds, which can't be called back by their issuers for a specified period of time, and had a relatively large position in pre-refunded bonds, or bonds issued to refinance the debt of older bonds with higher interest rates. Non-callable bonds and pre-refunded bonds, because they offer income protection, often pay lower yields than other bonds of comparable quality and maturity.

Since we have assumed management of the Fund, we have tried to position the Fund for consistent, less volatile performance and we have sought to add incremental returns through credit quality selection and sector selection. We have, for example, sold some pre-refunded bonds to gain additional yield for the Fund.

We are not trying to sacrifice the quality of the portfolio, but we have tried to add incremental yield by moving out of some sectors such as non-callable and pre-refunded bonds. We believe that with two managers, we are able to canvas all sectors of the municipal bond market, keep an eye on the Fund holdings, and respond quickly to changes in the market.

While the Fund's average credit quality on May 31 was AA, the same as it was on December 31, 1997, we have reduced the AAA-rated position somewhat from 58% of net assets to about 56%. We have bought some AA-, A-, and BBB-rated bonds, and occasionally some non-rated securities we think are of comparable quality to other bonds in the portfolio. By doing this, we have picked up additional yield.

We have emphasized the hospital and transportation sectors for the yield advantage they tend to offer, while adding to our position in housing bonds, some of which may be subject to the alternative minimum tax. Again, the purpose was to gain some additional yield for shareholders.

We have reduced the Fund's interest rate risk somewhat, with duration moving from 8.5 years on December 31 to 7.8 years on May 31. This is more in line with the duration of other funds in the same Lipper category of national tax-free funds.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(as a percentage of net assets)


                           [PIE CHART APPEARS HERE]


Other investments and other assets and liabilites, net -- 18.5%
Hospitals -- 14.5%
Transportation -- 11.0%
Electric Power -- 10.7%
Industrial Development/Pollution Control -- 9.8%
Housing -- 9.4%
General Obligation - Local -- 8.0%
Water & Sewer -- 6.7%
General Obligation - State -- 5.8%
Pre-refunded -- 5.6%

--------------------------------------------------------------------------------
                                   EVERGREEN
                                 Tax Free Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview

How would you describe your investment style?

We do not try to make interest rate bets by trying to anticipate the short-term movement of rates. We intend to reduce the volatility or fluctuations of returns by keeping interest rate sensitivity or duration closer to the benchmark index and our peer group of mutual funds. We are value-oriented and opportunity-oriented, trying to derive incremental returns from analysis of credits, of sectors, and of the relationship of the relative yields of longer and shorter-maturity bonds. We believe we can be more successful in providing good returns for shareholders with this investment style than by trying to guess the direction of short-term changes in interest rates. You are very likely to be wrong when you are managing a large portfolio such as that of the Evergreen Tax Free Fund and you are attempting to anticipate short-term movements in interest rates. Until we see macro-economic changes taking place, we think the prudent thing to do is to be neutral in the Fund's interest rate sensitivity and look for value in credit and sector selection.

What is your outlook?

We still have a favorable view of interest rates, as we expect continued low inflation in the domestic economy, which should keep rates down. We are, however, somewhat nervous about the possibility that the Federal Reserve Board may raise short-term rates to cool down the high growth in gross domestic product that we have had. Overall, however, our outlook is positive for the municipal market.

As a result of the relatively strong performance of Treasuries to municipals during the past year, municipal bonds are now providing approximately 90% of the yield of a comparable taxable bond. That means that on an after-tax basis, most individual investors will retain more income from municipal bonds than they would from government bonds. Historically, any time municipal bonds offered a yield of between 87% and 90% of Treasuries, it was considered a "buy opportunity." We have that right now. Municipal bonds offer very good value for shareholders.

                                     PART B
                      STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                            Acquisition of Assets of

                    EVERGREEN MASSACHUSETTS MUNICIPAL BOND FUND
                                       and
                     EVERGREEN MISSOURI MUNICIPAL BOND FUND

                                  Each a Series of

                            EVERGREEN MUNICIPAL TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898

                        By and In Exchange For Shares of

                          EVERGREEN MUNICIPAL BOND FUND

                                   a Series of

                            EVERGREEN MUNICIPAL TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898


     This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of Evergreen Massachusetts Municipal Bond Fund ("Massachusetts Fund") and Evergreen Missouri Municipal Bond Fund ("Missouri Fund"), each a series of Evergreen Municipal Trust,to Evergreen Municipal Bond Fund ("Municipal Fund"), also a series of Evergreen
Municipal  Trust,  in exchange  for Class A, Class B, and Class C shares
(to be issued to holders of Class A, Class B, and Class C shares, respectively, of Massachusetts Fund and Missouri Fund)of beneficial interest, $.001 par value per share, of Municipal Fund, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

     (1) The Statement of Additional Information of Municipal Fund dated April 1, 1999;

     (2) The Statements of Additional Information of Massachusetts Fund and Missouri Fund dated August 1, 1998;

     (3) Annual Reports of Massachusetts Fund and Missouri Fund for the year ended March 31, 1998;

     (4) Semi-Annual Reports of Massachusetts Fund and Missouri Fund for the six-month period ended September 30, 1998;

     (5)  Annual Report of Municipal Fund for the year ended May 31, 1998; and

     (6) Semi-Annual Report of Municipal Fund for the six-month period ended November 30, 1998.


     This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of Massachusetts Fund, Missouri Fund and Municipal Fund dated June 2, 1999. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to Evergreen Municipal Trust at the telephone number or address set forth above.

         The date of this Statement of Additional Information is June 2, 1999.

                           EVERGREEN MUNICIPAL TRUST

                              200 Berkeley Street
                          Boston, Massachusetts 02116
                                 (800) 633-2700

                    EVERGREEN NATIONAL MUNICIPAL BOND FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION

                                  April 1, 1999

            Evergreen High Grade Municipal Bond Fund ("High Grade")
       Evergreen Short-Intermediate Municipal Fund ("Short-Intermediate")
                  Evergreen Municipal Bond Fund ("Municipal")


  Each Fund is a series of an open-end management investment company known as
                    Evergreen Municipal Trust (the "Trust").



This Statement of Additional Information ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectuses of the Funds dated April 1, 1999.The Funds are offered through two separate prospectuses: one offering Class A , Class B and Class C shares of each Fund (except that Short-Intermediate does not offer Class
C) and one offering Class Y shares of each Fund. You may obtain either of these prospectuses from Evergreen Distributor, Inc.












                               TABLE OF CONTENTS



INVESTMENT POLICIES
Fundamental Investment Policies
Additional Information on Securities and Investment Practices
MANAGEMENT OF THE TRUST
PRINCIPAL HOLDERS OF FUND SHARES
INVESTMENT ADVISORY AND OTHER SERVICES
                Investment Advisors
                Investment Advisory Agreements
                Distributor
                Distribution Plans and Agreements
                Additional Service Providers
BROKERAGE
                Selection of Brokers
                Brokerage Commissions
                General Brokerage Policies
TRUST ORGANIZATION
                Form of Organization
                Description of Shares
                Voting Rights
                Limitation of Trustees' Liability
PURCHASE, REDEMPTION AND PRICING OF SHARES
                How the Funds Offer Shares to the Public
                Contingent Deferred Sales Charge
                Sales Charge Waivers or Reduction Exchanges
                Calculation of Net Asset Value Per Share ("NAV")
                Valuation of Portfolio Securities
                Shareholder Services
PRINCIPAL UNDERWRITER
ADDITIONAL TAX INFORMATION
                Requirements for Qualification as a Regulated Investment Company Taxes on Distributions
                Taxes on the Sale or Exchange of Fund Shares
                Other Tax Considerations
EXPENSES
PERFORMANCE
METHOD OF COMPUTING OFFERING PRICE FOR CLASS A SHARES
FINANCIAL STATEMENTS
ADDITIONAL INFORMATION
APPENDIX A


                              INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the"1940 Act"). Where necessary, an explanation beneath a fundamental policy describes a Fund's practices with respect to that policy, as allowed by current law.

         If the law governing a policy changes, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of a Fund are in terms of current market value.

1. Diversification

Each  Fund  may  not  make  any  investment  that  is   inconsistent   with  its
classification as a diversified investment company under the 1940 Act.

Further Explanation of Diversification Policy:

To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

2.  Concentration

Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

Further Explanation of Concentration Policy:

Each Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

3.  Issuing Senior Securities

Except as permitted under the 1940 Act, each Fund may not issue senior securities.

4.  Borrowing

Each Fund may not borrow money, except to the extent permitted by applicable law.

Further Explanation of Borrowing Policy:

Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while outstanding borrowings exceed 5% of its total assets except to exercise prior commitments and to exercise subscription rights (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed). Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

5.  Underwriting

Each Fund may not underwrite securities of other issuers, except insofar as each Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

6.  Real Estate

Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

7.  Commodities

Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that each Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

8.  Lending

Each Fund may not make loans to other persons, except that each Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

Further Explanation of Lending Policy:

     To generate income and offset expenses, each Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay each Fund any income accruing on the security. Each Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect each Fund and its shareholders.

When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. Each Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. Each Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. Each Fund may pay reasonable fees in connection with such loans.


9.  Investment in Federally Tax Exempt Securities

Each Fund will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the Securities and Exchange Commission or its staff concerning investment in tax-exempt securities for funds with the words tax exempt, tax free or municipal in their names.


         ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES

The investment objective of each Fund and a description of the securities in which each Fund may invest is set forth in the Funds' prospectuses. The following expands upon the discussion in the prospectuses regarding certain investments of each Fund.

Municipal Bonds

     The Funds may invest in municipal bonds of any state, territory or possession of the U.S. including the District of Columbia. The Funds may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Funds may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal Alternative Minimum Tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by Standard & Poor's Ratings Service ("S&P"), Moody's Investors Service ("Moody's") and Fitch IBCA, Inc. ("Fitch"). Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rate and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by a Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by a Fund. Neither event would require a Fund to sell the bond, but a Fund's investment advisor (the "Advisor") would consider such events in determining whether a Fund should continue to hold it.


     The ability of a Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict a Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, a Fund's Advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by a Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by a Fund. If such legislation were passed, the
 Trust's Board of Trustees may recommend changes in a Fund's investment objectives and policies or dissolution of a Fund.

U.S. Government Securities

     Each Fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities.

These securities are backed by (1) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities or
(2) the credit of the agency or instrumentality issuing the obligations.

     Some government agencies and instrumentalities may not receive financial support from the U.S. government. Examples of such agencies are:

     (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

   (ii)    Farmers Home Administration;

   (iii)   Federal Home Loan Banks;

   (iv)   Federal Home Loan Mortgage Corporation;

   (v)    Federal National Mortgage Association; and

   (vi)   Student Loan Marketing Association.

     Securities Issued by the Government National Mortgage Association ("GNMA")

The Funds may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.


The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities, they may be less effective as a means of locking in attractive long- term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to the same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

Virgin Islands, Guam and Puerto Rico

Each Fund may invest in obligations of the governments of the Virgin Islands, Guam and Puerto Rico. Each Fund does not presently intend to invest more than
(a) 10% of its net assets in the obligations of each of the Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, a Fund may be adversely affected by local political and economic conditions and developments within the Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

The Funds may purchase securities on a when-issued or delayed-delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

The Funds may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued, delayed-delivery or forward commitment basis, a Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Purchases made under such conditions are a form of leveraging and may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to a Fund. In addition, when a Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, a Fund may miss the opportunity to obtain a security at a favorable price or yield.


Repurchase Agreements

The Funds may enter into repurchase agreements with entities that are registered as U.S. government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the Advisor to be creditworthy. In a repurchase agreement, a Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

The Funds' custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. Each Fund's Advisor believes that under the regular procedures normally in effect for custody of a Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

As described herein, the Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Options

Each Fund may buy or sell (i.e., write) put and call options on securities it holds or intends to acquire. Each Fund may also buy and sell options on financial futures contracts. Each Fund will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire. Each Fund may purchase put and call options for the purpose of offsetting previously written put and call options of the same series.


Each Fund may write only covered options. With regard to a call option, this means that the Fund will own, for the life of the option, the securities subject to the call option. A Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If the Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

Futures Transactions

Each Fund may enter into financial futures contracts and write options on such contracts. Each Fund intends to enter into such contracts and related options for hedging purposes. A Fund will enter into futures contracts on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

Each Fund may sell or purchase futures contracts. When a futures contract is sold by a Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund would sell futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. Each Fund intends to purchase futures contracts in order to establish what is believed by the Advisor to be a favorable price and rate of return for securities the Fund intends to purchase.

Each Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by a Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by a Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

Each Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. A Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.


Although futures and options transactions are intended to enable a Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the Advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. Each Fund's Advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

Each Fund does not intend to use futures transactions for speculation or leverage. Each Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. Each Fund will not change these policies without supplementing the information in the prospectuses and SAI.

Each Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions

Unlike the purchase or sale of a security, a Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day, the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Foreign Securities (Municipal only)

The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Foreign Currency Transactions (Municipal only)

As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.


Below Investment Grade Bonds

Each Fund may invest up to 20% of its assets in lower rated bonds but will not invest in bonds rated below B. (For more information about bond ratings, see Appendix A.) Bonds rated below BBB by S&P or Fitch or below Baa by Moody's, commonly known as "junk bonds," offer high yield, but also high risk. While investments in junk bonds provide opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:


         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing.
 Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality municipal bonds.

         (3) The value of junk bonds, like that of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) a Fund's ability to sell the bond, and
(c) a Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

Illiquid and Restricted Securities

Each Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when a Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

Each Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to be traded freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining a Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

Each Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, each Fund may not: (1) own more than 3% of the outstanding voting stock of another investment company; (2) invest more than 5% of its assets in any single investment company; and (3) invest more than 10% of its assets in investment companies. However, each Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

Short Sales

          Each Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. Each Fund may effect a short sale in connection with an underwriting in which a Fund is the participant.


                            MANAGEMENT OF THE TRUST

         Set forth below are the Trustees and officers of the Trust and their principal occupations and some of their affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen fund complex.

Name                     Position with Trust  Principal Occupations for Last Five Years
Laurence B. Ashkin       Trustee             Real estate  developer  and  construction  consultant;  and President of
(DOB: 2/2/28)                                Centrum  Equities and Centrum Properties, Inc.

Charles A. Austin III    Trustee             Investment Counselor to Appleton Partners, Inc.; former Director, Executive Vice
(DOB: 10/23/34)                              President and Treasurer,  State Street Research & Management Company (investment advice);  Director,  The Andover Companies (Insurance);  and Trustee,  Arthritis
                                             Foundation of New England

K. Dun Gifford           Trustee             Trustee,  Treasurer and Chairman of the Finance  Committee,  Cambridge  College;
(DOB: 10/12/38)                              Chairman Emeritus and Director,  American  Institute of Food and Wine;  Chairman
                                             and  President,  Oldways  Preservation  and Exchange Trust  (education);  former
                                             Chairman  of the Board,  Director,  and  Executive  Vice  President,  The London
                                             Harness Company; former Managing Partner,  Roscommon Capital Corp.; former Chief
                                             Executive  Officer,  Gifford  Gifts of Fine  Foods;  former  Chairman,  Gifford,
                                             Drescher & Associates (environmental consulting)

James S. Howell          Chairman of the     Former  Chairman of the  Distribution  Foundation for the Carolinas;  and former
(DOB: 8/13/24)           Board of Trustees   Vice President of Lance Inc. (food manufacturing).

Leroy Keith, Jr.         Trustee             Chairman of the Board and Chief  Executive  Officer,  Carson  Products  Company;
(DOB: 2/14/39)                               Director of Phoenix  Total  Return Fund and  Equifax,  Inc.;  Trustee of Phoenix
                                             Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
                                             and former President, Morehouse College.

Gerald M. McDonnell      Trustee             Sales Representative with Nucor-Yamoto, Inc.
(DOB: 7/14/39)                               (steel producer).

Thomas  L. McVerry       Trustee             Former Vice President and Director of Rexham  Corporation  (manufacturing);  and
(DOB: 8/2/39)                                former Director of Carolina Cooperative Federal Credit Union.

William Walt  Pettit     Trustee             Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson      Trustee             Vice  Chair  and  former  Executive  Vice  President,  DHR  International,  Inc.
(DOB: 9/14/41)                               (executive recruitment); former Senior Vice President, Boyden International Inc.
                                             (executive recruitment);  and Director, Commerce and Industry Association of New
                                             Jersey, 411 International, Inc., and J&M Cumming Paper Co.

Russell A. Salton, III MD Trustee            Medical Director, U.S. Health Care/Aetna Health Services;  former Managed Health
 (DOB: 6/2/47)                               Care Consultant; and former President, Primary Physician Care.

Michael S. Scofield      Trustee             Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)

Richard J. Shima         Trustee             Former Chairman,  Environmental  Warranty,  Inc. (insurance  agency);  Executive
(DOB: 8/11/39)                               Consultant,  Drake  Beam  Morin,  Inc.  (executive  outplacement);  Director  of
                                             Connecticut  Natural  Gas  Corporation,  -Hartford  Hospital,  Old  State  House
                                             Association, Middlesex Mutual Assurance Company, and Enhance Financial Services,
                                             Inc.; Chairman,  Board of Trustees,  Hartford Graduate Center; Trustee,  Greater
                                             Hartford YMCA; former Director,  Vice Chairman and Chief Investment Officer, The
                                             Travelers  Corporation;  former  Trustee,  Kingswood-Oxford  School;  and former
                                             Managing Director and Consultant, Russell Miller, Inc.

William J. Tomko*        President and       Executive Vice President/Operations, BISYS Fund Services.
(DOB:8/30/58)            Treasurer

Nimish S. Bhatt*         Vice President and  Vice  President,  Tax, BISYS Fund  Services;  former  Assistant Vice  President,
(DOB: 6/6/63)            Assistant Treasurer EAMC/First Union Bank; former Senior Tax Consulting/Acting  Manager,  Investment
                                             Companies Group, PricewaterhouseCoopers LLP, New York.


Bryan Haft*               Vice President     Team Leader, Fund Administration, BISYS Fund Services.
(DOB: 1/23/65)

Michael H. Koonce        Secretary           Senior Vice President and Assistant  General Counsel,  First Union  Corporation;
(DOB: 4/20/60)                               former  Senior  Vice  President  and  General   Counsel,   Colonial   Management
                                             Associates, Inc.

*Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001

Trustee Compensation

     Listed below is the Trustee compensation for the fiscal year ended May 31, 1998. The Trustees do not receive pension or retirement benefits from the Funds.


Trustee                  Aggregate                     Total Compensation
                         Compensation from             from Trust and Fund
                         Trust                         Complex Paid to Trustee

Laurence B. Ashkin       $6,901                        $70,370
Charles A. Austin, III   $6,725                        $52,343
K. Dun Gifford           $6,253                        $49,231
James S. Howell          $8,725                        $104,002
Leroy Keith Jr.          $6,529                        $50,711
Gerald M. McDonnell      $7,919                        $87,149
Thomas L. McVerry        $7,899                        $91,037
William Walt Pettit      $7,041                        $78,845
David M. Richardson      $6,604                        $50,886
Russell A. Salton, III   $7,434                        $87,502
Michael S. Scofield      $7,901                        $90,266
Richard J. Shima         $6,702                        $65,844
Robert J. Jeffries*      $1,300                        $20,932
Foster Bam*              $4,904                        $49,987



*Former Trustee; retired as of December 31, 1997

**Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended May 31, 1998. The amounts listed below will be payable in later years to the respective Trustees:


Austin          $4,763
McVerry         $90,742
Howell          $74,036
Salton          $87,025
Petit           $78,625
McDonnell       $86,183
Scofield        $28,593


                        PRINCIPAL HOLDERS OF FUND SHARES

        As of the date of this SAI, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each fund as of February 28, 1999.



Evergreen High Grade Municipal Bond Fund
Class A


Heather Agency, Inc.                         7.66%
FBO Alletta Laird Downs Ttee FBO
Alletta Laird Downs Trust
Dtd 3-29-89
P.O. Box 3666
Wilimington, DE 19807



Evergreen High Grade Municipal Bond Fund
Class Y


First Union National Bank                    32.69%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG - 1151
301 S. Tryon Street
Charlotte, NC 28202-1910



First Union National Bank               11.19%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG - 1151
301 S. Tryon Street
Charlotte, NC 28202-1910



Charles Schwab & Co. Inc.               5.80%
Special Custody Account FBO
Exclusive Benefit of Customers
Reinvest Account Attn Mutual Fd
101 Montgomery Street
San Franciso, CA 94104-4122



Evergreen Short-Intermediate Municipal Fund
Class A


Joseph Romano                           25.42%
2164 Troon Road
Houston, TX 77019-6325



First Union Brokerage Services          15.95%
Haywood D. Cochrane, Jr.
21 Castlewood Court
Nashville, TN 37215



Raymond James & Assoc. Inc.             7.16%
Mario Michael Moscone Rev Tr
U/A dtd
382 Cranbrook Court
Bloomfield Hills, MI 48304



Fubs & Co.  FEBO                        5.58%
Anthony M. Truscello Sr and
Carolyn A. Truscello
878 Taylor Drive
Folcroft, PA 19032-1523
5.58%

Evergreen Short-Intermediate Municipal Fund
Class B


Fubs & Co.  FEBO                        7.11%
Carl R. Nodine and
Linda F. Nodine
P.O. Box 210086
Nashville, TN 37221-0086



MLPF&S for the sole                     6.75%
benefit of its customers
Attn: Fund Administration #97H95
4800 Deer Lake Dr. E. 2nd Fl.
Jacksonville, FL 32246-6484



Fubs & Co.  FEBO                        5.39%
Shirley L. Roberts
2770 S. Garden Drive
210 Bldg. 21
Lake Worth, FL 33461-6280



Arthur I. Roe, Jr.                     5.10%
TOD Gail A. Strickland
P.O. Box 510
Arcadia, FL 34266



Evergreen Short-Intermediate Municipal Fund
Class Y


First Union National Bank/EB/INT       81.27%
Cash Account
Attn  Trust Operations Fund Group
401 S. Tryon St., 3rd Fl.
CMG 1151
Charlotte, NC 28202-1911



Municipal Bond Fund Class A


MLPF&S For the Sole Benefit            11.47%
of its Customers
Attn: Fund Admin #97TU1
4800 Deer Lake Dr. E 2nd Fl
Jacksonville, FL 32246-6484


Municipal Bond Fund Class B


MLPF&S For the Sole Benefit             20.92%
of its Customers
Attn: Fund Admin #98309
4800 Deer Lake Dr. E 2nd Fl
Jacksonville, FL 32246-6484



Municipal Bond Fund Class C


MLPF&S For the Sole Benefit             40.79%
of its Customers
Attn: Fund Admin #97TU2
4800 Deer Lake Dr. E 2nd Fl
Jacksonville, FL 32246-6484




                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisors

Each Fund's Advisor is a subsidiary of First Union Corporation ("First Union"), a bank holding company headquartered at 301 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses througout the United States.

The Advisor to High Grade is the Evergreen Investment Management ("EIM") (formerly known as the Capital Management Group), a division of First Union National Bank ("FUNB), 201South College Street, Charlotte, North Carolina 28288-0630. EIM is entitled to receive from High Grade an annual fee equal to 0.50% of the Fund's average daily net assets.

The Advisor to Short-Intermediate is Evergreen Asset Management Corp. ("EAMC"), 2500 Westchester Avenue, Purchase, New York 10577. EAMC is entitled to receive from Short-Intermediate an annual fee equal to 0.50% of the Fund's average daily net assets. Lieber and Company, 2500 Westchester Avenue, Purchase, New York 10577, a First Union subsidiary, is the Fund's subadvisor. Lieber and Company is reimbursed by EAMC for the direct and indirect costs of providing subadvisory services to the Fund.

The Advisor to Municipal is Evergreen Investment Management Company ("EIMC"), 200 Berkeley Street, Boston, MA 02116. EIMC is entitled to receive an annual fee equal to 2.0% of Municipal's gross dividend and interest income plus a percentage of the aggregate net asset value of Fund shares, as follows: 0.50% of the first $100 million, plus 0.45% of the next $100 million, plus 0.40% of the next $100 million, plus 0.35% of the next $100 million, plus 0.30% of the next $100 million, plus 0.25% of amounts over $500 million.


                         INVESTMENT ADVISORY AGREEMENTS

On behalf of each of its Funds, the Trust has entered into an investment advisory agreement with each Advisor (the "Advisory Agreements"). Under the
Advisory Agreements, and subject to the supervision of the Trust's Board of Trustees, each Advisor furnishes to the appropriate Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The Advisor pays for all of the expenses incurred in connection with the provision of its services. Each Fund pays for all charges and expenses, other than those specifically referred to as being borne by the Advisor, including, but not limited to: (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees (Trustees who are not interested persons of a Fund as defined in the 1940 Act); (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) costs and expenses under the Distribution Plan (as applicable); (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of such Fund and its shares with the Securities and Exchange Commission ("SEC") or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of such Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for such Fund and for the Independent Trustees of the Trust on matters relating to such Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of such Fund. (See also the section entitled Financial Information")

Each Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of each Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. Each Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Transactions Among Advisory Affiliates

The Trust has adopted procedures pursuant to Rule 17a-7 under the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit a Fund to buy or sell securities from another investment company for which a subsidiary of First Union is an Advisor. The Rule 17a-7 Procedures also allow the Funds to buy or sell securities from other advisory clients for whom a subsidiary of First Union is an Advisor. The Funds may engage in such transactions if they are equitable to each participant and consistent with each participant's investment objective.


                                  DISTRIBUTOR

Evergreen Distributor, Inc. (the "Distributor") markets the Funds through broker-dealers and other financial representatives. Its address is 125 W. 55th Street, New York, NY 10019.


                       DISTRIBUTION PLANS AND AGREEMENTS

Distribution fees are accrued daily and paid monthly on Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

The National Association of Securities Dealers, Inc. ("NASD") limits the amount that a mutual fund may pay annually in distribution costs for sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1.00% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder services fees. The NASD also limits the aggregate amount that a Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the distribution plan, plus interest at the prime rate plus 1.00% on such amounts remaining unpaid from time to time.

Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to each of its Class A and Class B shares and, as applicable, Class C shares (each a "Plan" and collectively, the "Plans"), the Treasurer of each Fund reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

Each Advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

Each Plan and Distribution Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.

The Plans permit the payment of fees to brokers and others for distribution and shareholder- related administrative service and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B and Class C shares (as applicable). The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to each Fund and holders of such Class A, Class B and Class C shares and (ii) stimulate administrators to render administrative support services to a Fund and holders of such Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding such Class A, Class B and Class C shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as a Fund reasonably requests for its Class A, Class B and Class C shares, as applicable.

FUNB or its affiliates may finance the payments made by the Distributor to compensate broker/dealers or other persons for distributing shares of a Fund.


In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by a Fund to the Distributor with respect to that class or classes, and (ii) a Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution service fees in respect of shares of such class or classes through deferred sales charges.

All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees of the Trust or the holders of a Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of a Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (i) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, a Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment. (See also the section entitled "Financial Information.")


                          ADDITIONAL SERVICE PROVIDERS

Administrator

Evergreen Investment Services, Inc. ("EIS"), 200 Berkeley Street, Boston, Massachusetts 02116- 5034, serves as administrator to High Grade, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Fund with facilities, equipment and personnel and is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds administered by EIS for which any affiliate of FUNB serves as Advisor, as follows: 0.050% of the first $7 billion, plus 0.035% of the next $3 billion, plus 0.030% of the next $5 billion, plus 0.020% of the next $10 billion, plus 0.015% of the next $5 billion, plus 0.010% of amounts over $30 billion.

Transfer Agent

Evergreen Service Company ("ESC") a subsidiary of First Union, is the Funds' transfer agent. The transfer agent issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is 200 Berkeley Street, Boston, Massachusetts 02116-5034.


Independent Auditors

PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110 audits the financial statements of High Grade and Short-Intermediate. KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110 audits the financial statements of Municipal.


Custodian

State Street Bank and Trust Company is the Funds' custodian. The bank keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is P.O. Box 9021, Boston, Massachusetts 02205-9827.


Legal Counsel

Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.


                                   BROKERAGE

Selection of Brokers

         In effecting transactions in portfolio securities for a Fund, each Advisor seeks the best execution of orders at the most favorable prices. Each Advisor determines whether a broker has provided a Fund with best execution and price in the execution of a securities transaction by evaluating, among other things, the broker's ability to execute large or potentially difficult transactions, and the financial strength and stability of the broker.

Brokerage Commissions

         Each Fund expects to buy and sell its fixed-income securities through principal transactions, that is, directly from the issuer or from an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. Usually, when a Fund buys a security from an underwriter, the purchase price will include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

General Brokerage Policies

         Each Advisor makes investment decisions for a Fund independently from those of its other clients. It may frequently develop, however, that an Advisor will make the same investment decision for more than one client. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more of its clients are engaged in the purchase or sale of the same security, an Advisor will allocate the transactions according to a formula that is equitable to each of its clients. Although, in some cases, this system could have a detrimental effect on the price or volume of a Fund's securities, each Fund believes that in other cases its ability to participate in volume transactions will produce better executions. In order to take advantage of the availability of lower purchase prices, the Funds may occasionally participate in group bidding for the direct purchase from an issuer of certain securities.

The Board of Trustees periodically reviews each Fund's brokerage policy. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Trustees may change, modify or eliminate any of the foregoing practices.


                               TRUST ORGANIZATION

Form of Organization

Each Fund is a series of an open-end management investment company known as "Evergreen Municipal Trust" (the "Trust"). The Trust was formed as a Delaware business trust on September 18, 1997 pursuant to an Agreement and Declaration of Trust (the "Declaration of Trust"). A copy of the Declaration of Trust is on file at the SEC as an exhibit to the Trust's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

Description of Shares

The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of each Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of each Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation Of Trustees' Liability

The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

How the Funds Offer Shares to the Public

You may buy shares of a Fund through the Distributor, broker-dealers that have entered into special agreements with the Distributor or certain other financial institutions. Each Fund offers three or four classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy a Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem a Fund's shares or no sales charges at all.

Class A Shares

With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 3.25% for Short-Intermediate, 4.75% for the other Funds. (The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. See also the section in this SAI entitled "Method of Computing Offering Price for Class A Shares." If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Funds will charge a CDSC of 1.00% if you redeem during the month of your purchase and the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

Class B Shares

The Funds offer Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Funds will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

REDEMPTION TIMING                                                    CDSC RATE

Month of purchase and the first twelve-month
   period following the month of purchase..........................      5.00%
Second twelve-month period following the month of purchase.........      4.00%
Third twelve-month period following the month of purchase............    3.00%
Fourth twelve-month period following the month of purchase.........      3.00%
Fifth twelve-month period following the month of purchase..............  2.00%
Sixth twelve-month period following the month of purchase............    1.00%
Thereafter........................................................       0.00%

Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee.

 (Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC).

Class C Shares  (High Grade and Municipal only)

Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Distributor. The Funds offer Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Funds will charge a CDSC of 1.00% on shares you redeem within 12-months after the month of your purchase. (See "Contingent Deferred Sales Charge" below).

Class Y Shares

Class Y shares are not offered to the general  public and are available  only to
(1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by EAMC, (2) certain institutional investors and (3) investment advisory clients of FUNB affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.


                        CONTINGENT DEFERRED SALES CHARGE

         The Funds charge a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Plans and Agreements," above). If imposed, the Funds deduct the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. If a shareholder requests a redemption, the Fund will seek to minimize the CDSC the shareholder is required to pay by first redeeming shares not subject to a CDSC and, thereafter, redeeming shares held the longest. The CDSC on any redemption is, to the extent permitted by the NASD, paid to the Distributor or its predecessor.


                       SALES CHARGE WAIVERS OR REDUCTIONS

Reducing Class A Front-end Loads

With a larger purchase, there are several ways that you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges.

Combined Purchases

You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen funds. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

You can reduce your sales charge by adding the value of Class A shares of Evergreen funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

Letter of Intent

You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

The Funds may sell their shares at net asset value without an initial sales charge to:

         1.  purchasers of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

         3. institutional investors, which may include bank trust departments and registered investment advisors;

         4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer;

         7.   employees  of  FUNB,  its   affiliates,   the   Distributor,   any
broker-dealer with whom the Distributor, has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees;

         8. certain Directors, Trustees, officers and employees of the Evergreen funds, the Distributor or their affiliates and the immediate families of such persons; or

         9. a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in or any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

With respect to items 8 and 9 above, each Fund will only sell shares to these parties upon the purchasers' written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by a Fund. The Funds will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

The Funds do not impose a CDSC when the shares you are redeeming represent:

         1. an increase in the share value above the net cost of such shares;

         2. certain shares for which a Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares that are in the accounts of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         5.an automatic withdrawal from the ERISA plan of a shareholder who is a least 592 years old;

         6. shares in an account that a Fund has closed because the account has an aggregate net asset value of less than $1,000;

         7. an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.0% per month of your initial account balance;

         8.a withdrawal consisting of loan proceeds to a retirement plan participant;

         9.a financial hardship withdrawal made by a retirement plan participant;

        10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

        11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).


                                   EXCHANGES

Investors may exchange shares of a Fund for shares of the same class of any other Evergreen fund, as described under the section entitled "Exchanges" in a Fund's prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.


                CALCULATION OF NET ASSET VALUE PER SHARE ("NAV")

Each Fund computes its NAV once daily on Monday through Friday, as described in the prospectuses. A Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.



The NAV of each Fund is calculated by dividing the value of a Fund's net assets attributable to that class by all of the shares issued for that class.


                       VALUATION OF PORTFOLIO SECURITIES

Current values for a Fund's portfolio securities are determined as follows:

         (1) An independent pricing service values each Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

         (2) Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

         (3) Short-term investments maturing in more than 60 days for which market quotations are readily available are valued at current market value.

         (4)  Securities  for  which   valuations  are  not  available  from  an
independent pricing service, including restricted securities, are valued at fair value according to procedures established by the Trust's Board of Trustees.


                              SHAREHOLDER SERVICES

As described in the prospectuses, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Funds will hold the returned distribution or redemption proceeds in a non-interest bearing account in the shareholder's name until the shareholder updates his or her address. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


                             PRINCIPAL UNDERWRITER

         The Distributor is the principal underwriter for the Trust and with respect to each class of each Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with the Distributor with respect to each class of each Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.


         All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Trust and the Trust reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Trust is not liable to anyone for failure to accept any order.

         The Distributor has agreed that it will, in all respects, duly comply with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Independent Trustees, and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement.
 The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.

                           ADDITIONAL TAX INFORMATION

REQUIREMENTS FOR QUALIFICATION AS A REGULATED INVESTMENT COMPANY


 Each Fund has qualified and intends to continue to qualify for and elect the tax treatment applicable to a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code ("the Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.


                             TAXES ON DISTRIBUTIONS

         Distributions out of taxable income or capital gains will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by a Fund from its investment company taxable income (net investment income plus net realized short-term capital gains, if any).

         From time to time, a Fund will distribute the excess of its net long-term capital gains over its short-term capital losses to shareholders. For federal tax purposes, shareholders must include such distributions when calculating their long-term capital gains. Each Fund will inform its shareholders of the portion, if any, of a long-term capital gain distribution which is subject to tax at the maximum 28% rate and the portion, if any, of a long term capital gain distribution which is subject to tax at the maximum 20% rate. Distributions of long-term capital gains are taxable as such to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by a Fund reduce its NAV. A distribution that reduces a Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before a Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder must pay taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         Each Fund expects that substantially all of its dividends will be "exempt-interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt-interest dividends, at least 50% of the value of a Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt-interest respect to its net federally excludable municipal obligation interest and designated as an exempt-interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by a Fund with respect to any taxable year that qualifies as exempt-interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt-interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt-interest dividend amount.

         Any shareholder of a Fund who may be a "substantial user" of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt-interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, a Fund's exempt-interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt-interest dividends could subject them to Alternative Minimum Tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").


         Under particularly unusual circumstances, such as when a Fund is in a prolonged defensive investment position, it is possible that no portion of a Fund's distributions of income to its shareholders for a fiscal year would be exempt from federal income tax. The Funds do not presently anticipate, however, that such unusual circumstances will occur.

          Each Fund intends to distribute its net capital gains as capital gains dividends. Shareholders should treat such dividends as long-term capital gains. Each Fund will designate capital gains distributions as such by a written notice mailed to each shareholder no later than 60 days after the close of the Fund's taxable year. If a shareholder receives a capital gain dividend and holds his shares for six months or less, then any allowable loss on disposition of such shares will be treated as a long-term capital loss to the extent of such capital gain dividend.

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of a Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt-interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt-interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt-interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.


                  TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than twelve months is generally subject to a maximum federal income tax rate of 20% for an individual.

 Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a sixty-one-day period beginning thirty days before and ending thirty days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt-interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.


                            OTHER TAX CONSIDERATIONS

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                                    EXPENSES

The table below shows the total dollar amounts paid by each Fund for services rendered during the fiscal periods specified. For more information on specific expenses, see "Investment Advisory and Other Services," "Distribution Plans and Agreements," "Principal Underwriter" and "Purchase, Redemption and Pricing of Shares."

Investment Advisory Fees

Below are the investment advisory fees paid by each Fund for each fiscal year or period indicated. For more information, see "Investment Advisors" and A Investment Advisory Agreements" under "Investment Advisory and Other Services" above.



Year and Fund                 Advisory Fee             Waiver
1998
High Grade (a)                $542,365                 0
Short-Intermediate (a)        $622,594                 $45,432
Municipal (b)                 $2,410,469               0

1997

High Grade (c)                $399,929                 $64,199
Short-Intermediate (c)        $248,564                 $60,003
Municipal (d)                 $6,029,348               0

1996
High Grade (e)                $575,456                 $228,548
Short-Intermediate(e)         $287,149                 $140,581
Municipal (f)                 $6,642,609               0

(a) Year ended  5/31/98
(b) Five  months ended  5/31/98
(c) Nine months  ended 5/31/97
(d) Year ended 12/31/97
(e) Year ended 8/31/96
(f) Year ended 12/31/96

12b-1 Fees

Below are the 12b-1 fees paid by each Fund for its respective fiscal year or period ended 5/31/98. For more information, see "Distribution Plans and Agreements" under "Investment Advisory and Other Services" above.


Fund
Class A                    Class B                       Class C
Distribution  Service     Distribution   Service         Distribution    Service
 Fees          Fees           Fees        Fees              Fees         Fees


High Grade

$127,730       0           $243,971       $81,324           N/A            N/A

Short-
Intermediate

$5,615         0           $47,636        $15,878           N/A            N/A


Municipal

$1,157,033     0           $421,288       $284,060          $20,909      $6,970




Underwriting Commissions

Below are the total underwriting commissions paid and underwriting commissions retained for each fiscal year or period indicated. For more information, see "Principal Underwriter" above.


 Year and Fund                Total Underwriting           Underwriting
                              Commissions                 Commissions Retained

1998
High Grade (a)                $2,497,757                    $107,759
Short-Intermediate (a)        $2,384,015                    $18,533
Municipal (b)                 $1,137,406                    $45,491

1997
High Grade (c)                $46,714                       $6,389
Short-Intermediate (c)        $26,752                       $3,820
Municipal (d)                 $1,208,779                    $27,849

1996
High Grade (e)                $73,014                       $9,050
Short-Intermediate(e)         $33,816                       $8,464
Municipal (f)                 $2,402,158                    $632,014

(a) Year ended  5/31/98
(b) Five  months ended 5/31/98
(c) Nine months  ended 5/31/97
(d) Year ended 12/31/97
(e) Year ended 8/31/96
(f) Year ended 12/31/96



Brokerage Comissions Paid

Each Fund paid no brokerage commissions during its respective fiscal year or period ended 1998, 1997 or 1996. For more information, see "Brokerage" above.


                                  PERFORMANCE
Total Return

Total return quotations for a class of shares of a Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. All dividends and distributions are added to the initial investment, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

The annual total returns for each class of shares of the Funds (including applicable sales charges) as of November 30, 1998 are as follows:



Fund          One Year         Five Years          Ten Years or        Inception
                                                 Since Inception         Date

High Grade (1)  2.28%            4.85%            6.54%                 2/21/92
Class A
Class B         1.59%            4.80%            6.68%                 1/11/93
Class Y         7.66%            6.13%            7.50%                 2/28/94

Short-
Intermediate(2)
Class A        1.73%             3.19%             4.43%                1/5/95
Class B       (0.91)             2.83%             4.43%                1/5/95
Class Y        5.13%             3.95%             4.99%                7/17/91*

Municipal(3)
Class A        1.37%             4.44%             6.96%                1/20/98
Class B        0.79%             4.76%             6.96%                1/19/78
Class C        4.65%             4.67%             6.54%                1/26/98


(1) Historical performance shown for Classes B and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B and Y have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Classes A and B are .25% and 1.00%, respectively. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Class B would have been lower while returns for Class Y would have been higher.

(2) Historical performance shown for Classes A and B prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A and B have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Classes A and B are .10% and
1.00 %, respectively. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

(3) Historical performance shown for Classes A and C prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Class A have been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. The 12b-1 fees for Classes A, B and C are .25%, 1.00%, and 1.00%, respectively. If these fees had not been eliminated, returns would have been lower.

* Performance calculated since 11/18/91, prior to which Class Y shares of Short-Intermediate were shares of a money market fund.


Current and Tax Equivalent Yields

Current yield quotations as they may appear from time to time in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of a Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period. Such yield will include income from sources other than municipal obligations, if any. Tax equivalent yield is, in general, the current yield divided by a factor equal to one minus a stated income tax rate and reflects the yield a taxable investment would have to achieve in order to equal on an after-tax basis a tax-exempt yield. For the 30-day period ended November 30, 1998, the current and tax-equivalent yields of the Funds are shown below. Any given yield or total return quotation should not be considered representative of the Fund's yield or total return for any future period.



                                  30-day Yield                      Tax Equivalent Yield
Fund                      ---------------------------------  ---------------------------------
               Federal    Class A  Class B Class C  Class Y  Class A  Class B Class C  Class Y
               Tax Rate(1)
High Grade
               39.6%      4.28%    3.52%    N/A     4.54%     7.09%   5.83%    N/A       7.52%

Short-
Intermediate
               39.6%      3.80%   2.92%     N/A     3.92%     6.29%    4.83%    N/A       6.49%

Municipal
               39.6%      4.50%   3.75%     3.74%    N/A      7.45%    6.21%    6.19%      N/A


(1) Assumed for purposes of this chart. Your tax may vary.



             METHOD OF COMPUTING OFFERING PRICE FOR CLASS A SHARES

Class A shares are sold at the NAV plus a sales charge. Below is an example of the method of computing the offering price of the Class A shares of each Fund. The example assumes a purchase aggregating less than $50,000 based upon the NAV of each Fund's Class A shares as of November 30, 1998. For more information, see "Purchase, Redemption and Pricing of Shares" above.



Fund           Net Asset Value          Maximum Per           Offering Price Per
                                        Share Sales Charge           Share

High Grade     $11.26                   4.75%                   $11.82

Short-
Intermediate   $10.19                   3.25%                   $10.53

Municipal      $7.62                    4.75%                    $8.00



                            FINANCIAL STATEMENTS

The audited financial statements and the independent auditors' reports thereon are hereby incorporated by reference to the Funds' Annual Report dated May 31, 1998. In addition, the unaudited financial statements are hereby incorporated by reference to the Fund's Semiannual Report dated November 30, 1998. This Semiannual Report is available and may be obtained without charge by writing to ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121, or by calling ESC toll-free at 1- 800-343-2898.


                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectuses or required by law, each Fund reserves the right to change the terms of the offer stated in its prospectuses without shareholder approval, including the right to impose or change fees for services provided.

         No  dealer,  salesman  or  other  person  is  authorized  to  give  any information or to make any representation not contained in a Fund's prospectuses, SAI or in supplemental sales literature issued by such Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         Each Fund's prospectuses and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.




                                   Appendix A

                                  BOND RATINGS

Each Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations a Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

The principal rating services, commonly used by the Funds and investors generally, are Standard & Poor's Ratings Services (S&P) and Moody's Investors Service (Moody's). A Fund may also rely on ratings provided by Fitch IBCA, Inc. (Fitch). Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.


                      COMPARISON OF LONG-TERM BOND RATINGS


MOODY'S             S&P          FITCH            Credit Quality
Aaa                 AAA           AAA             Excellent Quality (lowest risk)
Aa                   AA            AA             Almost Excellent Quality (very low risk)
A                     A             A             Good Quality (low risk)

Baa                 BBB           BBB             Satisfactory Quality (some risk)
Ba                   BB            BB             Questionable Quality (definite risk)
B                     B             B             Low Quality (high risk)

Caa/Ca/C       CCC/CC/C      CCC/CC/C             In or Near Default
______                D      DDD/DD/D             In Default



                             LONG-TERM BOND RATINGS

Moody's Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody"s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.


S&P Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.
 This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

     DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.


                               SHORT-TERM RATINGS

Moody's Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.


Moody's Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.


S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.



S&P Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.


Fitch Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added A+@ to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.

                            EVERGREEN MUNICIPAL TRUST

                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 633-2700

                      EVERGREEN STATE MUNICIPAL BOND FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 1, 1998

           Evergreen California Tax Free Fund (the "California Fund")
        Evergreen Massachusetts Tax Free Fund (the "Massachusetts Fund")
             Evergreen Missouri Tax Free Fund (the "Missouri Fund")
             Evergreen New York Tax Free Fund (the "New York Fund")
         Evergreen Pennsylvania Tax Free Fund (the "Pennsylvania Fund")
       Evergreen Connecticut Municipal Bond Fund (the "Connecticut Fund")
        Evergreen New Jersey Tax Free Income Fund (the "New Jersey Fund")
                     (Each a "Fund"; together, the "Funds")

                 Each Fund is a series of an open-end management
                      investment company known as Evergreen
                         Municipal Trust (the "Trust").



     This Statement of Additional Information ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus and should be read in conjunction with the prospectuses dated August 1, 1998 for the Fund in which you are making or contemplating an investment. The Funds are offered through two separate prospectuses: one offering Class A and Class B shares of each Fund and Class C shares of each Fund except the Connecticut Fund and the New Jersey Fund, and one offering Class Y shares of the New York Fund, the Pennsylvania Fund, the Connecticut Fund and the New Jersey Fund. You may obtain either of these prospectuses from Evergreen Distributor, Inc.

                                TABLE OF CONTENTS



INVESTMENT POLICIES..........................................................3..
         Fundamental Investment Policies.....................................3..
         Additional Information on Securities and Investment Practices.......5
MANAGEMENT OF THE TRUST......................................................12
PRINCIPAL HOLDERS OF FUND SHARES.............................................15
INVESTMENT ADVISORY AND OTHER SERVICES.......................................21
         Investment Advisers.................................................21.
         Investment Advisory Agreements......................................22
         Distributor.........................................................22.
         Distribution Plans and Agreements...................................23
         Additional Service Providers........................................24
BROKERAGE....................................................................25
           Selection of Brokers..............................................25
         Brokerage Commissions...............................................25.
         General Brokerage Policies..........................................26.
TRUST ORGANIZATION...........................................................26.
         Form of Organization................................................26.
         Description of Shares...............................................26
         Voting Rights.......................................................26.
         Limitation of Trustees' Liability...................................27.
PURCHASE, REDEMPTION AND PRICING OF SHARES...................................27
         How the Funds Offer Shares to the Public............................27
         Contingent Deferred Sales Charge....................................28.
         Sales Charge Waivers or Reductions..................................29.
         Exchanges...........................................................31.
         Calculation of Net Asset Value Per Share ("NAV") ...................31
         Valuation of Portfolio Securities...................................31
         Shareholder Services................................................31.
PRINCIPAL UNDERWRITER........................................................32.
ADDITIONAL TAX INFORMATION...................................................33
         Requirements for Qualification as a Regulated Investment Company....33
         Taxes on Distributions..............................................33.
         Taxes on the Sale or Exchange of Fund Shares........................34
         Other Tax Considerations............................................35.
FINANCIAL INFORMATION........................................................36.
ADDITIONAL INFORMATION.......................................................40.
APPENDIX A...................................................................A-1
APPENDIX B...................................................................B-1
APPENDIX C...................................................................C-1
APPENDIX D...................................................................D-1
APPENDIX E...................................................................E-1
APPENDIX F...................................................................F-1
APPENDIX G...................................................................G-5
APPENDIX H...................................................................H-1
APPENDIX I...................................................................I-1

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

     Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the"1940 Act"). Where necessary, an explanation beneath a fundamental policy describes a Fund's practices with respect to that policy, as allowed by current law. If the law governing a policy change, the Fund's practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of a Fund are in terms of current market value.

         1. Diversification

     Each Fund may not make any investment that is inconsistent with its classification as a non-diversified investment company under the 1940 Act.

         Further Explanation of Non-Diversified Funds:

     All of the Funds are classified as "non-diversified". A non-diversified management investment company may have no more than 25% of its total assets invested in the securities (other than United States ("U.S.") government securities or the shares of other regulated investment companies) of any one issuer and must invest 50% of its total assets under the 5% of its assets and 10% of outstanding voting securities tests applicable to diversified Funds. The test for diversified Funds requires that Fund cannot purchase securities of an issuer if the purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer, except U.S. government securities, or if the purchase would cause more than 10% of outstanding voting securities of any one issuer to be held in the Fund's portfolio. Most Funds apply this limitation to 75% of their total assets.

         2.  Concentration

     Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         Further Explanation of Concentration Policy:

     Each Fund may not invest more than 25% of its total assets, taken at market value , in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

         3.  Issuing Senior Securities

     Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

     Each Fund may not borrow money, except to the extent permitted by applicable law.
                                                                 4

         Further Explanation of Borrowing Policy:

     Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed). Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law.

         5.  Underwriting

     Each Fund may not underwrite securities of other issuers, except insofar as each Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

     Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

     Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that each Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

     Each Fund may not make loans to other persons, except that each Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

     To generate income and offset expenses, each Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay each Fund any income accruing on the security. Each Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect each Fund and its shareholders.

     When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. Each Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. Each Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. Each Fund may pay reasonable fees in connection with such loans.

         9.  Investment in Federally Tax Exempt Securities


     Each Fund will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the Securities and Exchange Commission or its staff concerning investment in tax-exempt securities for funds with the words tax exempt, tax free or municipal in their names.

          ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES

     The investment objective of each Fund and a description of the securities in which each Fund may invest is set forth in the Funds' prospectuses. The following expands upon the discussion in the prospectuses regarding certain investments of each Fund.

Municipal Bonds

     The Funds may invest in municipal bonds of any state, territory or possession of the U.S. including the District of Columbia. The Funds may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also be issued to refinance public debt.

     Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

     The Funds may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

     The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by Standard & Poor's Ratings Group ("S&P"),
Moody's Investors Service ("Moody's") and Fitch IBCA, Inc. ("Fitch"). Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rate and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by a Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by a Fund. Neither event would require a Fund to sell the bond, but a Fund's Adviser (as defined later) would consider such events in determining whether a Fund should continue to hold it.

     The ability of a Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict a Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, a Fund's investment adviser may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by a Fund.

     From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by a Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in a Fund's investment objectives and policies or dissolution of a Fund.

U.S. Government Securities

     Each Fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities.

     These securities are backed by (1) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities or
(2) the credit of the agency or instrumentality issuing the obligations.

     Some government agencies and instrumentalities may not receive financial support from the U.S. government. Examples of such agencies are:

            (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

            (ii)    Farmers Home Administration;

            (iii)   Federal Home Loan Banks;

            (iv)    Federal Home Loan Mortgage Corporation;

            (v)     Federal National Mortgage Association; and

            (vi)    Student Loan Marketing Association.


Securities Issued by the Government National Mortgage Association ("GNMA")

     The Funds may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

     Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

     The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

     Although GNMA certificates may offer yields higher than those available from other types of U.S. government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to the same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

Virgin Islands, Guam and Puerto Rico

     Each Fund may invest in obligations of the governments of the Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which a Fund is named. Each Fund does not presently intend to invest more than (a) 5% of its net assets in the obligations of each of the Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, a Fund may be adversely affected by local political and economic conditions and developments within the Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

     The Funds may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

     The Funds may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

     Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, a Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

     Purchases made under such conditions are a form of leveraging and may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to a Fund. In addition, when a Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, a Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

     The Funds may enter into repurchase agreements with entities that are registered as U.S. government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the Adviser to be creditworthy. In a repurchase agreement, a Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

     The Funds' custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. Each Fund's Adviser believes that under the regular procedures normally in effect for custody of a Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of a Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

     As described herein, the Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

     The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

     When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Options

     Each Fund may buy or sell (i.e., write) put and call options on securities it holds or intends to acquire. The Funds may also buy and sell options on financial futures contracts. Each Fund will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire. The Funds may purchase put and call options for the purpose of offsetting previously written put and call options of the same series.

     The Funds may write only covered options. With regard to a call option, this means that a Fund will own, for the life of the option, the securities subject to the call option. Each Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If a Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

Futures Transactions

     Each Fund may enter into financial futures contracts and write options on such contracts. Each Fund intends to enter into such contracts and related options for hedging purposes. Each Fund will enter into futures contracts on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. A Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

     Each Fund may sell or purchase futures contracts. When a futures contract is sold by a Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, each Fund would sell futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by a Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. Each Fund intends to purchase futures contracts in order to establish what is believed by the Adviser to be a favorable price and rate of return for securities a Fund intends to purchase.

     Each Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by a Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by a Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires a Fund to pay a premium. In exchange for the premium, a Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, a Fund's loss will be limited to the amount of the premium and any transaction costs.

     Each Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. A Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

     Although futures and options transactions are intended to enable a Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the Adviser correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of a Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between a Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying a Fund's futures position and the securities held by or to be purchased for a Fund. Each Fund's Adviser will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

     The Funds do not intend to use futures transactions for speculation or leverage. Each Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. Each Fund will not change these policies without supplementing the information in the prospectuses and SAI.

     Each Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, each Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions

     Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, each Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

     A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day, a Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark-to-market its open futures positions. Each Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Below Investment Grade Bonds

     Each Fund may invest up to 20% of its assets in lower rated bonds but will not invest in bonds rated below B. (For more information about bond ratings, see Appendices H and I.) Bonds rated below BBB by S&P or Fitch or below Baa by Moody's, commonly known as "junk bonds," offer high yield, but also high risk. While investments in junk bonds provide opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

     (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

     (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality municipal bonds.

     (3) The value of junk bonds, like that of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

     (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect
(a) the bond's market price, (b) a Fund's ability to sell the bond, and (c) a Fund's ability to obtain accurate market quotations for purposes of valuing its assets.


Illiquid and Restricted Securities

     Each Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when a Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.

     Each Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to be traded freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining a Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

     Each Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, each Fund may not: (1) own more than 3% of the outstanding voting stock of another investment company; (2) invest more than 5% of its assets in any single investment company; and (3) invest more than 10% of its assets in investment companies. However, each Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund.

Short Sales

     Each Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. Each Fund may effect a short sale in connection with an underwriting in which a Fund is the participant.


                             MANAGEMENT OF THE TRUST

     Set forth below are the Trustees and officers of the Trust and their principal occupations and some of their affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.

Name                                 Position with Trust             Principal Occupations for Last Five Years
-------------------------------      --------------------------      -------------------------------------------------------------
Laurence B. Ashkin                   Trustee                         Real estate developer and construction consultant;
(DOB: 2/2/28)                                                        and President of Centrum Equities and Centrum
                                                                     Properties, Inc.

Charles A. Austin III                Trustee                         Investment Counselor to Appleton Partners, Inc.;
(DOB: 10/23/34)                                                      and former Managing Director, Seaward
                                                                     Management
Company (investment advice).
K. Dun Gifford                       Trustee                         Trustee, Treasurer and Chairman of the Finance
(DOB: 10/12/38)                                                      Committee, Cambridge College; Chairman Emeritus
                                                                     and Director, American Institute of Food and Wine; Chairman
                                                                     and President, Oldways Preservation and Exchange Trust
                                                                     (education); former Chairman of the  Board, Director,and
                                                                     Executive Vice President, The London Harness Company; former
                                                                     Managing Partner, Roscommon Capital Corp.; former Chief
                                                                     Executive Officer, Gifford Gifts of Fine Foods; and former
                                                                     Chairman, Gifford, Drescher & Associates (environmental
                                                                     consulting).

James S. Howell                      Chairman of the                 Former Chairman of the Distribution Foundation for
(DOB: 8/13/24)                       Board of  Trustees              the Carolinas; and former Vice President of Lance
                                                                     Inc. (food manufacturing).
                                                      12



Name                                 Position with Trust             Principal Occupations for Last Five Years
-------------------------------      --------------------------      -------------------------------------------------------------
Leroy Keith, Jr.                     Trustee                         Chairman of the Board and Chief Executive Officer, Carson
                                                                     Products Company; Director of Phoenix Total Return Fund and
                                                                     Equifax, Inc.; Trustee of Phoenix Series Fund, Phoenix
                                                                     Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; and
                                                                     former President, Morehouse College.

Gerald M. McDonnell                  Trustee                         Sales Representative with Nucor-Yamoto, Inc.
(DOB: 7/14/39)                                                       (steel producer).

Thomas  L. McVerry                   Trustee                         Former Vice President and Director of Rexham
(DOB: 8/2/39)                                                        Corporation; and former Director of Carolina
                                                                     Cooperative Federal Credit Union.

William Walt  Pettit                 Trustee                         Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                         Vice Chair and former Executive Vice President,
(DOB: 9/14/41)                                                       DHR International, Inc. (executive recruitment);
                                                                     former Senior Vice President, Boyden International
                                                                     Inc. (executive recruitment); and Director,
                                                                     Commerce and Industry Association of New
                                                                     Jersey, 411 International, Inc., and J&M Cumming Paper Co.

Russell A. Salton, III MD            Trustee                         Medical Director, U.S. Health Care/Aetna Health
(DOB: 6/2/47)                                                        Services; former Managed Health Care Consultant;
                                                                     and former President, Primary Physician Care.

Michael S. Scofield                  Trustee                         Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)

Richard J. Shima                     Trustee                         Former Chairman, Environmental Warranty, Inc.
(DOB: 8/11/39)                                                       (insurance agency); Executive Consultant, Drake
                                                                     Beam Morin, Inc. (executive outplacement); Director of
                                                                     Connecticut Natural Gas Corporation, Hartford Hospital, Old
                                                                     State House Association, Middlesex Mutual Assurance Company,
                                                                     and Enhance Financial Services, Inc.; Chairman, Board of
                                                                     Trustees, Hartford Graduate Center; Trustee, Greater Hartford
                                                                     YMCA; former Director, Vice Chairman and Chief Investment
                                                                     Officer, The Travelers Corporation; former Trustee, Kingswood-0
                                                                     Oxford School; and former Managing Director and Consultant,
                                                                     Russell Miller, Inc.

William J. Tomko*                    President and                   Senior Vice President and Operations Executive,
(DOB:8/30/58)                        Treasurer                       BISYS Fund Services.


                                                      13



Name                                 Position with Trust             Principal Occupations for Last Five Years
-------------------------------      --------------------------      -------------------------------------------------------------
Nimish S. Bhatt*                     Vice President and              Vice President, Tax, BISYS Fund Services; former
(DOB: 6/6/63)                        Assistant Treasurer             Assistant Vice President, Evergreen Asset Management
                                                                     Corp./First Union Bank; former Senior Tax Consulting/Acting
                                                                     Manager, Investment Companies Group, Price Waterhouse LLP, NY.

Bryan Haft*                          Vice President                  Team Leader, Fund Administration, BISYS Fund
(DOB: 1/23/65)                                                       Services

D'Ray Moore*                         Secretary                       Vice President, Client Services, BISYS Fund
(DOB: 3/30/59)                                                       Services

*Address: BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-8001


Trustee Compensation

     Listed below is the Trustee compensation for the fiscal year ended March 31, 1998.

Trustee                       Aggregate             Total Compensation from               Deferred
                              Compensation          Trust and Fund Complex Paid           Compensation of
                              from Trust            to Trustees                           Trustees

Laurence B. Ashkin            $719.99               $72,681.15                            N/A
Charles A. Austin, III        $515.24               $49,296.64                            $7,394.50
K. Dun Gifford                $470.40               $46,060.91                            N/A
James S. Howell               $819.17               $109,570.07                           N/A
Leroy Keith Jr.               $498.25               $46,461.22                            N/A
Gerald M. McDonnell           $767.65               $94,500.33                            $94,500.33
Thomas L. McVerry             $774.27               $96,804.62                            $96,804.62
William Walt Pettit           $712.41               $86,612.76                            $86,612.76
David M. Richardson           $509.42               $48,673.36                            N/A
Russell A. Salton, III        $738.01               $95,030.64                            $95,030.64
Michael S. Scofield           $760.29               $97,793.88                            N/A
Richard J. Shima              $525.80               $67,324.78                            N/A
Robert J. Jeffries*           $143.04               $18,222.42                            N/A
Foster Bam*                   $435.65               $53,235.54                            N/A

*Former Trustee; retired as of December 31, 1997
                                                        14

                        PRINCIPAL HOLDERS OF FUND SHARES

     As of the date of this SAI, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.

     Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each fund as of June 30, 1998.

California Fund Class A

Peter Bodman and Frances               14.927%
Bodman Ttees
Bodman Family Trust
1325 Pinetree Drive
Frazier Park, CA 93225

MLPF&S for the Sole Benefit of         6.142%
its Customers
4800 Deer Lake Drive E 2nd Flr
Jacksonville, FL 32246

Billie Cheek and Irmgard Cheek         5.769%
Ttees
Cheek Family Trust
PO Box1041
Palm Desert, CA 92261

California Fund Class B

MLPF&S for the Sole Benefit of         17.533%
its Customers
4800 Deer Lake Drive E 2nd Flr
Jacksonville, FL 32246

California Fund Class C

MLPF&S for the Sole Benefit of         36.825%
its Customers
4800 Deer Lake Drive E 2nd Flr
Jacksonville, FL 32246

Victor Edward Rylander                 10.525%
Lucille Rylander Co-ttees
Victor & Lucille Rylander Trust
4102 Caflur Ave
San Diego, CA 92117

Prudential Securities FBO              6.961%
Rakesh C Gupta
Neelam Gupta Co-ttees
FBO Gupta Family Living Trust
Hemet, CA 92544

NFSC FEBO # OKS-714674                 6.460%
Rozene L Kretz
776 Lawrence Drive
Gilroy, GA 95020

Smith Barney Inc                       6.268%
388 Greenwich Street
New York, NY 10013

Richard B Smith                        5.89%
Mary L Smith JT WROS
4853 MT Royal Court
San Diego, CA 92117

Massachusetts Fund Class A

Richard Nakashian                      10.208%
PO Box 3150
Pocasset, MA 02559

Margaret Vogel                         9.027%
Keystone Trust Company Trustee
c/o Youville Place
10 Pelham Road #306
Lexington, MA 02173

Ida R. Rodriguez                       7.931%
Keystone Trust Company Trustee
58 Helen Road
Needham, MA 02192

Bertha M Beauchemin                    6.924%
Keystone Trust Company Trustee
c/o Youville Place
10 Pelham Road #306
Lexington, MA 02173

Frank J. Pusateri and Helen C          6.016%
Pusateri Ttees
Pusateri Family Trust
1682 Dawes Road NE
Palm Bay, FL 32905

Ralph J Spuehler Jr and Sarah E        5.987%
Spuehler JT TEN
36 Bridle Path
Sudbury, MA 01776

Marion E Taylor Ttee                   5.603%
Marion E Taylor Trust
10 Longwood Drive Apt 305
Westwood, MA 02090

Massachusetts Fund Class C

Salvatore M Moscarello                 8.65%
Irene A Moscarello JT TEN
24 Van Norden Road
Reading, MA 01867

Malcolm F Groves & Jean N              6.652%
Groves Ttees Malcolm F Groves
Rev Living Trust
80 Indian Hill Road
Cummaquid, MA 02367

William Ripley c/o Eastern             5.588%
Environmental Services Inc
45 Accord Park Drive
Norell, MA 02061

Jean J Shaughnessey & Paul F           5.371%
Shaughnessey JT TEN
76 Parkhurst Drive
Westford, MA 01886

John Pierce and Marie Pierce           5.357%
JT TEN
424 King's Town Way
Duxbury, MA 02332

Missouri Fund Class A

MLPF&S for the Sole Benefit of         47.973%
its Customers
4800 Deer Lake Drive E 2nd Flr
Jacksonville, FL 32246

Missouri Fund Class B

MLPF&S for the Sole Benefit of         29.178%
its Customers
4800 Deer Lake Drive E 2nd Flr
Jacksonville, FL 32246

Missouri Fund Class C

MLPF&S for the Sole Benefit of         23.222%
its Customers
4800 Deer Lake Drive E 2nd Flr
Jacksonville, FL 32246

Painewebber for the benefit of         20.266%
Dorothy K Pruett Trustee
Dorothy K Pruett Revocable
c/o Mid America Mortgage
8645 College Blvd
Overland Park, KS 66210

Felicia L Bart                         5.862%
Vern E Alexander JT WROS
6501 Twin Springs Road
Parkville, MO 64152

Robert L Beckmann                      5.776%
Carol A Beckmann JT TEN
940 Sherman Lane
Florissant , MO 63031

Painewebber for the benefit of         5.031%
Joseph Henry Children Trust
Edwin C Hogueland Ttee
Donnelly Meiners Jordan Kline
4600 Madison Suite 1100
Kansas City, MO 64112

New York Fund Class A

MLPF&S for the Sole Benefit of         6.889%
its Customers
4800 Deer Lake Drive E 2nd Flr
Jacksonville, FL 32246

Prudential Securities Inc FBO          5.524%
Ms Sandra M Franck
c/o Ragtime #3
214 W 43rd ST
New York, NY 10036

New York Fund Class B

MLPF&S for the Sole Benefit of         13.138%
its Customers
4800 Deer Lake Drive E 2nd Flr
Jacksonville, FL 32246

New York Fund Class C

Bear Stearns Securities Corp           16.729%
FBO 626 60277 10
1 Metrotech Center North
Brooklyn, NY 11201

Carol T Whitman                        13.250%
PO Box 43
Whippleville, NY 12995

Carol L Moore                          9.903%
Rt 2 Box 1055
Chateaugay, NY 12920

MLPF&S for the Sole Benefit of         6.933%
its Customers
4800 Deer Lake Drive E 2nd Flr
Jacksonville, FL 32246

Henry W Demoy JT WROS                  6.231%
Patricia K Demoy JT WROS
Rd 2 King Road
Cambridge, NY 12816

Pennsylvania Fund Class A

MLPF&S for the Sole Benefit of         5.061%
its Customers
4800 Deer Lake Drive E 2nd Flr
Jacksonville, FL 32246

Pennsylvania Fund Class B

MLPF&S for the Sole Benefit of         10.003%
its Customers
4800 Deer Lake Drive E 2nd Flr
Jacksonville, FL 32246

Pennsylvania Fund Class C

MLPF&S for the Sole Benefit of         23.082%
its Customers
4800 Deer Lake Drive E 2nd Flr
Jacksonville, FL 32246

Pennsylvania Fund Class Y

First Union Natl Bank                  98.730%
BK/EB/INT Cash Acct
Attn Trust Oper Fd Grp
401 S Tryon Street 3rd flr
CMG 1151
Charlotte, NC 28202

Connecticut Fund Class A

First Union Brokerage Services         38.615%
Crown Realty LLC
PO Box 2-224 Devon Station
Milford, CT 06460

Rose Santoro                           26.660%
Bruce A McEntee JTWROS
19 Mitchell Ave
Waterbury, CT 06460

First Union Brokerage Services         16.179%
FBO Catharina Vandestadt
201 S College 5th floor
Charlotte, NC 28202

Bertram M Metter                       13.251%
41 Nutmeg Drive
Greenwich, CT 06831

Connecticut Fund Class B

First Union Brokerage Services         54.115%
Stewart Monroe Jr
92 Silver Spring Road
Wilton, CT 06897

First Union Brokerage Services         19.733%
Kathleen K Delaney
14 Smoke Hill Road
Stamford, CT 06903

First Union Brokerage Services         10.950%
FBO Henry F Goetz
201 S College 5th floor
Charlotte, NC 28202

First Union Brokerage Services         6.833%
William A Cotter
68 St Andrews Ave
East Haven, CT 06512

Connecticut Fund Class Y

First Union Natl Bank                  99.834%
BK/EB/INT Cash Acct
Attn Trust Oper Fd Grp
401 S Tryon Street 3rd flr
CMG 1151
Charlotte, NC 28202

New Jersey Fund Class Y

First Union Natl Bank                  96.536%
Trust Accounts
Attn Ginny Batten
401 S Tryon Street 3rd flr
CMG 1151
Charlotte, NC 28202



                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISERS

     The investment adviser (an "Adviser") to the California Fund, the Massachusetts Fund, the Missouri Fund, the New York Fund, and the Pennsylvania Fund is Keystone Investment Management Company ("Keystone"), 200 Berkeley Street, Boston, Massachusetts, 02116-5034, a subsidiary of First Union National Bank ("FUNB"), 201 South College Street, Charlotte, North Carolina 28288-0630. FUNB is a subsidiary of First Union Corporation ("First Union"), a bank holding company headquartered at 301 South College Street, Charlotte, North Carolina 28288- 0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States. Each Fund pays Keystone a fee for its services at the annual rate set forth below:

                                             Aggregate Net
                                             Asset Value
                                             of the Shares
Management Fee                               of the Fund
-------------------------------              ------------------------------
0.55% of the first                           $  50,000,000, plus
0.50% of the next                            $  50,000,000, plus
0.45% of the next                            $100,000,000, plus
0.40% of the next                            $100,000,000, plus
0.35% of the next                            $100,000,000, plus
0.30% of the next                            $100,000,000, plus
0.25% of amounts over                        $500,000,000.

The Adviser's fee is computed as of the close of business each business day and payable monthly.

     The investment adviser (also an "Adviser") to the Connecticut Fund and to the New Jersey Fund is the Capital Management Group ("CMG") of FUNB. The Connecticut Fund pays CMG a fee for its services at the annual rate of 0.60% of the average daily net assets. The New Jersey Fund pays CMG a fee for its services at the annual rate set forth below:

                                             Aggregate Net
                                             Asset Value
                                             of the Shares
Management Fee                               of the Fund
-------------------------------              ------------------------------
0.50 of 1% the first                         $  500,000,000, plus
0.45 of 1% the next                          $  500,000,000, plus
0.40 of 1% of amounts over                   $1,000,000,000, plus
0.35 of 1% of amounts over                   $1,500,000,000

computed as of the close of business on each business day.


INVESTMENT ADVISORY AGREEMENTS

     On behalf of each of its Funds, the Trust has entered into an investment advisory agreement with each Adviser (the "Advisory Agreements"). Under the
Advisory Agreements, and subject to the supervision of the Trust's Board of Trustees, each Adviser furnishes to the appropriate Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The Adviser pays for all of the expenses incurred in connection with the provision of its services. Each Fund pays for all charges and expenses, other than those specifically referred to as being borne by the Adviser, including, but not limited to: (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees (Trustees who are not interested persons of a Fund as defined in the 1940 Act); (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) costs and expenses under the Distribution Plan (as applicable); (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of such Fund and its shares with the Securities and
                                                        21

Exchange Commission ("SEC") or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of such Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for such Fund and for the Independent Trustees of the Trust on matters relating to such Fund;
(14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of such Fund. (See also the section entitled "Financial Information.")

     Each Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of each Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. Each Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Transactions Among Advisory Affiliates

     The Trust has adopted procedures pursuant to Rule 17a-7 under the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit a Fund to buy or sell securities from another investment company for which a subsidiary of First Union is an investment adviser. The Rule 17a-7 Procedures also allow the Funds to buy or sell securities from other advisory clients for whom a subsidiary of First Union is an investment adviser. The Funds may engage in such transactions if they are equitable to each participant and consistent with each participant's investment objective.

DISTRIBUTOR

     Evergreen Distributor, Inc. (the "Distributor") markets the Funds through broker-dealers and other financial representatives. Its address is 125 W. 55th Street, New York, NY 10019.

DISTRIBUTION PLANS AND AGREEMENTS

     Distribution fees are accrued daily and paid monthly on Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

     The National Association of Securities Dealers, Inc. ("NASD") limits the amount that a mutual fund may pay annually in distribution costs for sale of its shares and shareholder service fees. The NASD limits annual expenditures to 1.00% of the aggregate average daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder services fees. The NASD also limits the aggregate amount that a Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the distribution plan, plus interest at the prime rate plus 1.00% on such amounts remaining unpaid from time to time.

     Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to each of its Class A and Class B shares, as well as Class C shares (except in the case of the Connecticut Fund and the New Jersey Fund, (each a "Plan" and collectively, the "Plans"), the Treasurer of each Fund reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

     Each Adviser may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

     Each Plan and Distribution Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.

     The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative service and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B and Class C shares (as applicable). The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to each Fund and holders of such Class A, Class B and Class C shares and (ii) stimulate administrators to render administrative support services to a Fund and holders of such Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to, providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding such Class A, Class B and Class C shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as a Fund reasonably requests for its Class A, Class B and Class C shares, as applicable.

     FUNB or its affiliates may finance the payments made by the Distributor to compensate broker/dealers or other persons for distributing shares of a Fund. In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more Classes of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by a Fund to the Distributor with respect to that Class or Classes, and (ii) a Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution service fees in respect of shares of such Class or Classes through deferred sales charges.

     All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees of the Trust or the holders of a Fund's outstanding voting securities, voting separately by Class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution

Agreement may not be amended in order to increase materially the costs that a particular Class of shares of a Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the Class affected. Any Plan or Distribution Agreement may be terminated (i) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by Class or by a majority vote of the Independent Trustees, or
(ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, a Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment. (See also the section entitled "Financial Information.")

ADDITIONAL SERVICE PROVIDERS

Administrator

     Evergreen Investment Services, Inc. ("EIS"), 200 Berkeley Street, Boston, Massachusetts 02116-5034, serves as administrator to the Connecticut Fund and the New Jersey Fund, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee based on the aggregate average daily net assets of the Funds at a rate based on the total assets of all mutual funds advised by First Union subsidiaries and administered by EIS. The fee paid to EIS is calculated in accordance with the following schedule:

    Administration Fee
         0.050%                     on the first $7 billion
         0.035%                     on the next $3 billion
         0.030%                     on the next $5 billion
         0.020%                     on the next $10 billion
         0.015%                     on the next $5 billion, and
         0.010%                     on assets in excess of $30 billion.

Transfer Agent

     Evergreen Service Company ("ESC") a subsidiary of First Union, is the Funds' transfer agent. The transfer agent issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Independent Auditors

     KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund.

Custodian

     State Street Bank and Trust Company is the Funds' custodian. The bank keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is P.O. Box 9021, Boston, Massachusetts 02205-9827.

Legal Counsel

     Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.



                                    BROKERAGE

SELECTION OF BROKERS

     In effecting transactions in portfolio securities for a Fund, each Adviser seeks the best execution of orders at the most favorable prices. Each Adviser determines whether a broker has provided a Fund with best execution and price in the execution of a securities transaction by evaluating, among other things, the broker's ability to execute large or potentially difficult transactions, and the financial strength and stability of the broker.

BROKERAGE COMMISSIONS

     Each Fund expects to buy and sell its fixed-income securities through principal transactions, that is, directly from the issuer or from an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. Usually, when a Fund buys a security from an underwriter, the purchase price will include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

GENERAL BROKERAGE POLICIES

     Each Adviser makes investment decisions for a Fund independently from those of its other clients. It may frequently develop, however, that an Adviser will make the same investment decision for more than one client. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more of its clients are engaged in the purchase or sale of the same security, an Adviser will allocate the transactions according to a formula that is equitable to each of its clients. Although, in some cases, this system could have a detrimental effect on the price or volume of a Fund's securities, each Fund believes that in other cases its ability to participate in volume transactions will produce better executions. In order to take advantage of the availability of lower purchase prices, the Funds may occasionally participate in group bidding for the direct purchase from an issuer of certain securities.

     The Board of Trustees periodically reviews each Fund's brokerage policy. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the Board of Trustees may change, modify or eliminate any of the foregoing practices.

                               TRUST ORGANIZATION

FORM OF ORGANIZATION

     Each Fund is a series of an open-end management investment company known as "Evergreen Municipal Trust" (the "Trust"). The Trust was formed as a Delaware business trust on September 18, 1997 (the "Declaration of Trust"). A copy of the Declaration of Trust is on file at the SEC as an exhibit to the Trust's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

DESCRIPTION OF SHARES

     The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of each Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

VOTING RIGHTS

     Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of each Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

     After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

LIMITATION OF TRUSTEES' LIABILITY

     The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

HOW THE FUNDS OFFER SHARES TO THE PUBLIC

     You may buy shares of a Fund through the Distributor, broker-dealers that have entered into special agreements with the Distributor or certain other financial institutions. Each Fund offers three or four classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy a Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem a Fund's shares or no sales charges at all.

Class A Shares

     With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. (The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. See also the section in this SAI entitled "Financial Information" for an example of the method of computing the offering price of Class A shares.) If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Funds will charge a CDSC of 1.00% if you redeem during the month of your purchase and the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge," below).

Class B Shares

     The Funds offer Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Funds will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:


         REDEMPTION TIMING                                             CDSC RATE

         Month of purchase and the first twelve-month
         period following the month of purchase............................5.00%
         Second twelve-month period following the month of purchase........4.00%
         Third twelve-month period following the month of purchase.........3.00%
         Fourth twelve-month period following the month of purchase........3.00%
         Fifth twelve-month period following the month of purchase.........2.00%
         Sixth twelve-month period following the month of purchase.........1.00%
         Thereafter........................................................0.00%

     Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. (Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC).

Class C Shares (excluding the Connecticut and New Jersey Funds)

     Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Distributor. The Funds offer Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC of

1.00% on shares you redeem within 12-months after the month of your purchase. (See "Contingent Deferred Sales Charge" below).

Class Y Shares (excluding the California, Massachusetts and Missouri Funds)

     No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset Management Corp. ("Evergreen Asset"), (2) certain institutional investors and (3) investment advisory clients of CMG, Evergreen Asset, Keystone, or their affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

CONTINGENT DEFERRED SALES CHARGE

     The Funds charge a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Plans and Agreements," above). If imposed, the Funds deduct the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. If a shareholder requests a redemption, the Fund will seek to minimize the CDSC the shareholder is required to pay by first redeeming shares not subject to a CDSC and, thereafter, redeeming shares held the longest. The CDSC on any redemption is, to the extent permitted by the NASD, paid to the Distributor or its predecessor.

SALES CHARGE WAIVERS OR REDUCTIONS

Reducing Class A Front-end Loads

     With a larger purchase, there are several ways that you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges.

Combined Purchases

     You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen funds. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

     You can reduce your sales charge by adding the value of Class A shares of Evergreen funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

Letter of Intent

     You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

     The Funds may sell their shares at net asset value without an initial sales charge to:

         1.       purchasers of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

         3.       institutional   investors,   which  may  include   bank  trust
                  departments and registered investment advisers;

         4. investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased;

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer;

         7. employees of FUNB, its affiliates, the Distributor, any broker-dealer with whom the Distributor, has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees;

         8. certain Directors, Trustees, officers and employees of the Evergreen funds, the Distributor or their affiliates and the immediate families of such persons; or

         9. a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in or any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

     With respect to items 8 and 9 above, each Fund will only sell shares to these parties upon the purchasers' written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by a Fund. The Funds will not charge any CDSC on redemptions by such purchasers.
                                                        29

Waiver of CDSC

     The Funds do not impose a CDSC when the shares you are redeeming represent:

     1.       an increase in the share value above the net cost of such shares;

     2. certain shares for which a Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

     3. shares that are in the accounts of a shareholder who has died or become disabled;

     4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

     5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 1/2 years old;

     6. shares in an account that a Fund has closed because the account has an aggregate net asset value of less than $1,000;

     7. an automatic withdrawal under a Systematic Withdrawal Plan of up to 1.0% per month of your initial account balance;

     8. a withdrawal consisting of loan proceeds to a retirement plan participant;

     9. a financial hardship withdrawal made by a retirement plan participant;

     10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

     11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).


EXCHANGES

     Investors may exchange shares of a Fund for shares of the same class of any other Evergreen fund, as described under the section entitled "Exchanges" in a Fund's prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

CALCULATION OF NET ASSET VALUE PER SHARE ("NAV")

     Each Fund computes its NAV once daily on Monday through Friday, as described in the prospectuses. A Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
                                                        30

     The NAV of each Fund is calculated by dividing the value of a Fund's net assets attributable to that class by all of the shares issued for that class.

VALUATION OF PORTFOLIO SECURITIES

     Current values for a Fund's portfolio securities are determined as follows:

         (1) An independent pricing service values each Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.

         (2) Short-term investments with remaining maturities of sixty days or less are carried at amortized cost, which approximates market value.

         (3)  Securities  for  which   valuations  are  not  available  from  an
independent pricing service, including restricted securities, are valued at fair value according to procedures established by the Trust's Board of Trustees.

SHAREHOLDER SERVICES

     As described in the prospectuses, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Funds will hold the returned distribution or redemption proceeds in a non-interest bearing account in the shareholder's name until the shareholder updates his or her address. No interest will accrue on amounts represented by uncashed distribution or redemption checks.



                              PRINCIPAL UNDERWRITER

     The Distributor is the principal underwriter for the Trust and with respect to each class of each Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with the Distributor with respect to each class of each Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

     The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

     All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Trust and the Trust reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Trust is not liable to anyone for failure to accept any order.

     The Distributor has agreed that it will, in all respects, duly comply with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

     The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Independent Trustees, and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

     The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

     From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.



                           ADDITIONAL TAX INFORMATION

REQUIREMENTS FOR QUALIFICATION AS A REGULATED INVESTMENT COMPANY

     Each Fund has qualified and intends to continue to qualify for and elect the tax treatment applicable to a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code ("the Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

TAXES ON DISTRIBUTIONS
                                                        32

     Distributions out of taxable income or capital gains will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

     To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by a Fund from its investment company taxable income (net investment income plus net realized short-term capital gains, if any).

     From time to time, a Fund will distribute the excess of its net long-term capital gains over its short-term capital losses to shareholders. For federal tax purposes, shareholders must include such distributions when calculating their long-term capital gains. Each Fund will inform its shareholders of the portion, if any, of a long-term capital gain distribution which is subject to tax at the maximum 28% rate and the portion, if any, of a long term capital gain distribution which is subject to tax at the maximum 20% rate. Distributions of long-term capital gains are taxable as such to a shareholder, no matter how long the shareholder has held the shares.

     Distributions by a Fund reduce its NAV. A distribution that reduces a Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before a Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder must pay taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

     Each Fund expects that substantially all of its dividends will be "exempt-interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt-interest dividends, at least 50% of the value of a Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt-interest respect to its net federally excludable municipal obligation interest and designated as an exempt-interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by a Fund with respect to any taxable year that qualifies as exempt-interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt-interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt-interest dividend amount.

     Any shareholder of a Fund who may be a "substantial user" of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax adviser concerning his qualification to receive exempt-interest dividends should the Fund hold obligations financing such facility.

     Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, a Fund's exempt-interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt-interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

     Under particularly unusual circumstances, such as when a Fund is in a prolonged defensive investment position, it is possible that no portion of a Fund's distributions of income to its shareholders for a fiscal year would be exempt from federal income tax. The Funds do not presently anticipate, however, that such unusual circumstances will occur.

     Each Fund intends to distribute its net capital gains as capital gains dividends. Shareholders should treat such dividends as long-term capital gains. Each Fund will designate capital gains distributions as such by a written notice mailed to each shareholder no later than 60 days after the close of the Fund's taxable year. If a shareholder receives a capital gain dividend and holds his shares for six months or less, then any allowable loss on disposition of such shares will be treated as a long-term capital loss to the extent of such capital gain dividend.

     Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of a Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt-interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt-interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt-interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

     Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than twelve months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a sixty-one-day period beginning thirty days before and ending thirty days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt-interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

     Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions.

OTHER TAX CONSIDERATIONS

     The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

                              FINANCIAL INFORMATION

Expenses

     The table below shows the total dollar amounts paid by each Fund for services rendered during the fiscal periods specified. For more information on specific expenses, see "Investment Advisory and Other Services," "Distribution Plans and Agreements," "Principal Underwriter" and "Purchase, Redemption and Pricing of Shares."

                                                                                  Total          Underwriting
                             Advisory    Class A        Class B      Class C      Underwriting   Commissions
                             Fees        12b-1 Fees     12b-1 Fees   12b-1 Fees   Commissions    Retained
============================ =========== =============  ============ ===========  ============== ===================
1998 Fund Expenses

California                   $150,177.   $8,075         $191,945     $16,932      $46,632        $3,029
Massachusetts                $62,171     $3,513         $67,467      $16,883      $22,859        $1,771
Missouri                     $138,262    $7,025         $183,796     $11,123      $138,428       $8,737
New York                     $132,245    $6,072         $173,914     $14,416      $62,317        $4,131
Pennsylvania                 $610,824    $41,755        $351,011     $61,038      $65,672        $6,605
Connecticut (a)              $141,059    $51            $415         N/A          $3,194         $476
New Jersey                   $429,995    $79,247*       $108,770     N/A          $44,432        $4,471

1997 Fund Expenses

California (b)               $51,555     $2,121         $66,054      $4,972       $133,966       $60,931
Massachusetts                $63,584     $2,689         $67,185      $19,460      $97,579        $29,745
Missouri (b)                 $46,447     $1,259         $64,269      $3,949       $96,918        $55,982
New York                     $135,473    $5,586         $166,682     $19,837      $236,114       $20,175
Pennsylvania                 $390,366    $39,570        $343,818     $71,610      $504,459       $106,694
Connecticut (a)              N/A         N/A            N/A          N/A          N/A            N/A
New Jersey (c)               $135,196    $47,320        $25,809      N/A          N/A            N/A

1996 Fund Expenses

California (d)               $163,334    $6,390         $178,969     $12,179      $341,589       $67,534
Massachusetts                $62,760     $2,268         $64,033      $19,322      $108,131       $18,234
Missouri (d)                 $146,922    $12,309        $175,942     $15,518      $230,925       $94,279
New York                     $118,589    $5,471         $139,881     $21,378      $201,162       $201,162
Pennsylvania                 $402,467    $44,555        $321,061     $202,901     $482,423       $482,423
Connecticut (a)              N/A         N/A            N/A          N/A          N/A            N/A
New Jersey (e)               $107,212    $42,750        $22,310      N/A          N/A            N/A

*Of this amount, $50,718 was waived by the Distributor.

(a)  The Fund commenced operations on November 24, 1997.
(b) Four months ended March 31, 1997. During the period, the California Fund and the Missouri Fund changed their fiscal year end from November 30 to March 31.
(c) Seven months ended March 31, 1997. During the period, the New Jersey Fund changed its fiscal year end from August 31 to March 31.
(d)  Year ended November 30, 1996.
(e) Six months ended August 31, 1996. The Fund changed its fiscal year end from February 29 to August 31.

Advisory Fee Waivers

     In accordance with voluntary expense limitations in effect during the fiscal year ended March 31, 1998, each Fund's Adviser voluntarily reimbursed or waived advisory fees, as follows:


California                                     $67,381
Massachusetts                                  $54,590
Missouri                                       $94,233
New York                                       $58,744
Pennsylvania                                   $174,928
Connecticut                                    $64,322
New Jersey                                    $296,793


Brokerage Commissions

     The Funds paid no brokerage commissions during 1998, 1997 and 1996.

Total Return

     Total return quotations for a class of shares of a Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. All dividends and distributions are added to the initial investment, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

     The annual total returns for each class of shares of the Funds (including applicable sales charges) as of March 31, 1998 are as follows:

                                                 Since             Inception
                One Year    Five Years           Inception             Date

California
   Class A        5.30%         --                 4.05%              2/1/94
   Class B        4.75%         --                 4.22%              2/1/94
   Class C        8.77%         --                 4.56%              2/1/94
Massachusetts
   Class A        5.25%         --                 3.60%              2/4/94
    Class B       4.60%         --                 3.69%              2/4/94
   Class C        8.62%         --                 4.06%              2/4/94
Missouri
   Class A        5.73%         --                 4.60%              2/1/94
   Class B        5.26%         --                 4.61%              2/1/94
    Class C       9.15%         --                 4.97%              2/1/94
New York
   Class A        5.31%         --                 4.46%              2/4/94
   Class B        4.80%         --                 4.53%              2/4/94
   Class C        8.69%         --                 4.90%              2/4/94
   Class Y         --           --                  --                  --
Pennsylvania
    Class A       4.80%        5.04%               7.53%             12/27/90
    Class B       4.27%        4.93%               5.50%              2/1/93
    Class C       8.34%        5.28%               5.68%              2/1/93
    Class Y        --           --                 2.54%             11/24/97
Connecticut
     Class A       --           --                 0.77%             12/30/97
     Class B       --           --                (0.21%)             1/9/98
     Class Y       --           --                 2.39%             11/24/97
------------------------------------------- ------------------- ----------------
New Jersey
      Class A     4.15%        4.98%               6.52%              7/16/91
------------------------------------------- ------------------- ----------------
     Class B      3.35%         --                 3.34%              1/30/96
------------------------------------------- ------------------- ----------------
      Class Y     9.44%         --                 5.36%              2/8/96
=========================================== =================== ================

Current and Tax Equivalent Yields

     Current yield quotations as they may appear from time to time in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of a Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period. Such yield will include income from sources other than municipal obligations, if any. Tax equivalent yield is, in general, the current yield divided by a factor equal to one minus a stated income tax rate and reflects the yield a taxable investment would have to achieve in order to equal on an after-tax basis a tax-exempt yield. For the 30-day period ended March 31, 1998, the current and tax-equivalent yields of the Funds are shown below. Any given yield or total return quotation should not be considered representative of the Fund's yield or total return for any future period.

                                                 30-Day Yield                             Tax-Equivalent Yield
                                     ==================================       ===============================================
Fund                   Combined      Class A  Class B  Class C  Class Y       Class A      Class B       Class C      Class Y
                       Federal &
                       State Tax
                       Rate (1)
=====================  ==========    ======== ======== =====================  ============ ============  ============ ============

California             39.6%         4.11%   3.56%     3.56%      --          6.80%        5.89%         5.89%          --
Massachusetts          39.6%         3.85%   3.31%     3.31%      --          6.37%        5.48%         5.48%          --
Missouri               39.6%         4.33%   3.80%     3.79%      --          7.17%        6.29%         6.27%          --
New York               39.6%         4.20%   3.66%     3.66%      --          6.95%        6.06%         6.06%          --
Pennsylvania           39.6%         4.07%   3.52%     3.52%    4.52%         6.74%        5.83%         5.83%        7.48%
Connecticut            39.6%           --      --        --     4.11%           --           --            --         6.80%
New Jersey             39.6%         4.27%   3.57%       --     4.58%         7.07%        5.91%           --         7.58%


(1) Assumed for purposes of this chart. Your tax may vary.

Method of Computing Offering Price for Class A Shares

     Class A shares are sold at the NAV plus a sales charge. Below is an example of the method of computing the offering price of the Class A shares of each Fund. The example assumes a purchase aggregating less than $50,000 based upon the NAV of each Fund's Class A shares as of March 31, 1998.


Fund                 Net Asset Value          Maximum Per        Offering Price
                                              Share Sales        Per Share
                                              Charge
California           $9.98                     4.75%             $10.48
Massachusetts        $9.76                     4.75%             $10.25
Missouri             $10.21                    4.75%             $10.72
New York             $10.12                    4.75%             $10.62
Pennsylvania         $11.70                    4.75%             $12.28
Connecticu           $6.38                     4.75%             $6.70
New Jersey           $11.11                    4.75%             $11.66


Financial Statements

     The audited financial statements and the independent auditors' report thereon are hereby incorporated by reference to each Fund's Annual Report, a copy of which may be obtained without charge by writing to ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121, or by calling ESC toll-free at 1-800-343-2898.



                             ADDITIONAL INFORMATION

     Except as otherwise stated in its prospectuses or required by law, each Fund reserves the right to change the terms of the offer stated in its prospectuses without shareholder approval, including the right to impose or change fees for services provided.

     No dealer, salesman or other person is authorized to give any information or to make any representation not contained in a Fund's prospectuses, SAI or in supplemental sales literature issued by such Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

     Each Fund's prospectuses and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.
                                                        40

                                   APPENDIX A

                       EVERGREEN CALIFORNIA TAX FREE FUND

General

     California's economy is the largest among the 50 states and one of the largest in the world. The State's population of almost 33 million represents over 12% of the total U.S. population and grew by 27% in the 1980's. Population growth slowed to less than 1% annually in 1994 and 1995, but rose to 1.9% in 1996. During the early 1990's, net population growth in the State was due to births and foreign immigration, but more recently net in-migration from the other states has resumed. Total personal income in the State, at an estimated $867 billion in 1997 accounts for more than 12% of all personal income in the nation. Total civilian employment is over 14 million, the majority of which is in the service, trade and manufacturing sectors.

     From mid-1990 to late 1993, the State suffered a recession with the worst economic, fiscal and budget conditions since the 1930's. Construction, manufacturing (especially aerospace), and financial services, among others, were all severely affected, particularly in Southern California. Job losses were the worst of any post-war recession. Employment levels stabilized by late 1993 and steady growth has occurred since the start of 1994; pre-recession job levels were reached in 1996. Unemployment, while higher than the national average, has come down significantly from the January, 1994 peak of 10% and is now at the pre-recession level. Economic indicators show a steady recovery underway in California since the start of 1994, with greatest strength in manufacturing, high technology, exports, services, entertainment, tourism, and construction. The Asian economic crisis starting in mid-1997 is expected to have a moderate dampening effect on the State's economy. Any delay or reversal of the economic recovery may cause a recurrence of revenue shortfalls for the State.

Constitutional Limitations on Taxes, Other Charges and Appropriations

     Limitation on Property Taxes. Certain California municipal obligations may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as "Proposition 13." Briefly, Article XIIIA limits to 1% of full cash value the rate of ad valorem property taxes on real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.

     Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner's date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits have been filed challenging the acquisition-based assessment system of Proposition 13, and on June 18, 1992 the U.S. Supreme Court announced a decision upholding Proposition 13.

     Article XIIIA prohibits local governments from raising revenues through ad valorem property taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy any "special tax." Court decisions, however, allowed non-voter-approved levy of
                                                        A-1

"general taxes" that were not dedicated to a specific use.


     Limitations on Other Taxes, Fees and Charges. On November 5, 1996, the voters of the State approved Proposition 218, called the "Right to Vote on Taxes Act." Proposition 218 added Articles XIIIC and XIIID to the State Constitution, which contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges.

     Article XIIIC requires that all new or increased local taxes be submitted to the electorate before they become effective. Taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote. Further, any general purpose tax which was imposed, extended or increased without voter approval after December 31, 1994 must be approved by a majority vote within two years.

     Article XIIID contains several new provisions making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. Article XIIID also contains several new provisions affecting "fees" and "charges", defined for purposes of Article XIIID to mean "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a [local government] upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which generate revenues exceeding the funds required to provide the property related service or are used for unrelated purposes. There are new notice, hearing and protest procedures for levying or increasing property related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as "property related" for purposes of Article XIIID), no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

     In addition to the provisions described above, Article XIIIC removes limitations on the initiative power in matters of local taxes, assessments, fees and charges. Consequently, local voters could, by future initiative, repeal, reduce or prohibit the future imposition or increase of any local tax, assessment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.

     The interpretation and application of Proposition 218 will ultimately be determined by the courts with respect to a number of matters, and it is not possible at this time to predict with certainty the outcome of such determinations. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some ratings of California cities and counties have been, and others may be, reduced.

     Appropriation Limits. The State and its local governments are subject to an annual "appropriations limit" imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but "proceeds of taxes" excludes most State subventions to local governments. No limit is imposed on
                                                        A-2
appropriations of funds that are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

     Among the expenditures not included in the Article XIIIB appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (2) appropriations arising from certain emergencies declared by the Governor, (3) appropriations for certain capital outlay projects, (4) appropriations by the State of post 1989 increases in gasoline taxes and vehicle weight fees, and (5) appropriations made in certain cases of emergency.

     The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population and any transfers of service
responsibilities   between   governmental   units.   The  definitions  for  such
adjustments were liberalized in 1990 to follow more closely growth in the State's economy.

     "Excess" revenues are measured over a two-year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50% paid to schools and community colleges. With more liberal annual adjustment factors since 1988, and depressed revenues for several years after 1990 because of the recession, few governments, including the State, are currently operating near their spending limits, but this condition may change over time. The State's 1997-98 Budget Act provides for State appropriations of more than $6.3 billion under the Article XIIIB limit. Local governments may by voter approval exceed their spending limits for up to four years.

     Because of the complex nature of Articles XIIIA, XIIIB, XIIIC and XIIID, of the California Constitution, the ambiguities and possible inconsistencies of their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of these articles on California municipal obligations. It is not presently possible to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of these articles, or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations. Future initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

Obligations of the State of California

     As of April 1, 1998, the State had approximately $18.4 billion of long-term general obligation bonds outstanding, plus $1.3 billion of general obligation commercial paper which is planned to be refunded by long-term bonds in the future ($600 million was so converted on April 30, 1998) and $6.5 billion of lease-purchase debt supported by the General Fund. The State also had about $8.2 billion of authorized but unissued long-term general obligation bonds and lease-purchase debt. In fiscal year 1996-1997, debt service on general obligation bonds and lease-purchase debt was approximately 5.0% of General Fund revenues. The State has paid the principal of and interest on its general obligation bonds, lease-purchase debt and short-term obligations when due.

Recent Financial Results

     The principal sources of General Fund revenues in 1996-1997 were the California personal income tax (47% of total revenues), the sales tax (34%), bank and corporation taxes (12%), and
                                                        A-3
the gross premium tax on insurance (2%). The State maintains a Special Fund for Economic Uncertainties (SFEU), derived from General Fund revenues, as a reserve to meet cash needs of the General Fund. Because of the recession and an accumulated budget deficit, no reserve was budgeted in the SFEU from 1992-93 to 1995-96.

     General. Throughout the 1980's, State spending increased rapidly as the State population and economy also grew rapidly, including increased spending for many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest State program is assistance to local public school districts. In 1988, an initiative (Proposition 98) was enacted which (subject to suspension by a two-thirds vote of the Legislature and the Governor) guarantees local school districts and community college districts a minimum share of State General Fund revenues (currently 35%).

     Since the start of 1990-91 Fiscal Year, the State has faced adverse economic, fiscal, and budget conditions. The economic recession seriously affected State tax revenues. It also caused increased expenditures for health and welfare programs.

     Recent Budgets. As a result of the recession and other factors, the State experienced substantial revenue shortfalls and greater than anticipated social service costs in the early 1990's. The State accumulated and sustained a budget deficit in the SFEU approaching $2.8 billion at its peak at June 30, 1993. The Legislature and Governor agreed on a number of different steps to respond to these adverse financial conditions produce Budget Acts in the Years 1991-92 to 1994- 95 (although not all these actions occurred in each year), including:

         *        significant cuts in health and welfare program expenditures;

         * transfers of program responsibilities and some funding sources from the state to local governments, coupled with some reduction in mandates on local government;

         * transfer of about $3.6 billion in annual local property tax revenues from cities, counties, redevelopment agencies and some other districts to local school districts, thereby reducing state funding for schools;

         * reduction in growth of support for higher education programs, coupled with increases in student fees;

         * revenue increases (particularly in the 1991-92 Fiscal Year budget), most of which were for a short duration;

         * increased reliance on aid from the federal government to offset the costs of incarcerating, educating and providing health and welfare services to undocumented aliens (although these efforts have produced much less federal aid than the State Administration had requested); and

         *        various one-time adjustment and accounting changes.

     The combination of stringent budget actions cutting State expenditures, and the turnaround of the economy by late 1993, finally led to the restoration of positive financial results, with revenues equaling or exceeding expenditures starting in FY 1992-93. As a result, the accumulated budget deficit of about $2.8 billion was eliminated by June 30, 1997, when the State showed a positive balance of about $408 million, on a budgetary basis, in the SFEU.

     A consequence of the accumulated budget deficits in the early 1990's, together with other factors such as disbursement of funds to local school districts borrowed from future fiscal years and hence not shown in the annual budget, was to significantly reduce the State's cash resources available to pay its ongoing obligations. The State's cash condition became so serious that from late spring 1992 until 1995, the State had to rely on issuance of short term notes which matured in a subsequent fiscal year to finance its ongoing deficit, and pay current obligations. The last of these deficit notes was repaid in April, 1996.

     The 1995-96 and 1996-97 Budget Acts reflected significantly improved financial conditions, as the State's economy recovered and tax revenues soared above projections. Over the two years, revenues averaged about $2 billion higher than initially estimated. Most of the additional revenues were allocated to school funding, as required by Proposition 98, and to make up shortfalls in federal aid for health and welfare costs and costs of illegal aliens. The budgets for both these years showed strong increases in funding for K-14 public education, including implementation of initiatives to reduce class sizes for lower elementary grades to not more than 20 pupils. Higher education funding also increased. Spending for health and welfare programs was kept in check, as previously implemented cuts in benefit levels were retained.

     Fiscal Year 1997-98 Budget. With continued strong economic recovery and surging tax receipts, the State entered the 1997-98 Fiscal Year in the strongest financial position in the decade. However, in May 1997, the California Supreme Court ruled that the State had acted illegally in 1993 and 1994 by using a deferral of payments to the Public Employees Retirement Fund to help balance earlier budgets. In response to this court decision, the Governor ordered an immediate repayment to the Retirement Fund of about $1.235 billion, which was made in late July, 1997, and substantially used up the expected additional revenues for the fiscal year. The Budget Act as signed provided for about $52.8 billion of General Fund expenditures, and assumed about $52.5 billion of revenues.

     The 1997-98 Budget Act provided another year of rapidly increasing funding for K-14 public education. Total General Fund support was targeted to reach $5,150 per pupil, more than 20% higher than the recession-period levels which were in effect as late as FY 1993-94. The $1.75 billion in new funding was budgeted to be spent on class size reduction and other initiatives, as well as fully funding growth and cost of living increases. Support for higher education units in the State also increased by about 6 percent. Because of the pension payment, most other State programs were funded at levels consistent with prior years, and several initiatives had to be dropped. These included additional assistance to local governments, state employee raises, and funding of a bond bank.

     Part of the 1997-98 Budget Act was completion of State welfare reform legislation to implement the new federal law passed in 1996. The new State program, called CalWORKs, became effective January 1, 1998, and emphasizes programs to bring aid recipients into the workforce. As required by federal law, new time limits were placed on receipt of welfare aid. Grant levels for 1997-98 remained at the reduced, prior years' levels.

     The Department of Finance released updated budget estimates in May, 1998, which showed that revenues for the 1997-98 Fiscal Year would be $54.6 billion, almost $2 billion higher than initial budget estimates, as a result of the strong economy. Expenditures were expected to increase to about $53.0 billion, resulting in a significant balance in the SFEU at June 30, 1998.

     Proposed 1998-99 Fiscal Year Budget. The Governor released his proposed FY 1998-99 Budget on January 9, 1998, and updated his revenue projections and budgetary proposals on May 13, 1998 (the May Revision). The May Revision projected General Fund revenues and transfers of
                                                        A-5

$57.8 billion. Revenue losses due to tax cuts enacted in late 1997 were expected to be offset by higher capital gains realizations. These revenue estimates were $2.5 billion higher than the Governor had projected with the January Budget proposal. The Governor proposed expenditures of $58.3 billion. The Governor proposed significant additional funding for K-12 schools under Proposition 98, as well as additional funding for higher education, with a proposed reduction of college student fees. State and federal funds will be used in the new CalWORKS welfare program, with projections of a fourth consecutive year of caseload decline. The Governor proposed a large capital expenditure program, focusing on schools and universities, but also including corrections, environmental and general government projects. These proposals would require approval of almost $ 10 billion of new general obligation bonds over the next six years. No agreement was reached with the Legislature to place any bond measures on the June, 1998 ballot, but negotiations will continue for bonds at the November, 1998 election.

     With the significantly increased revenue projection for both 1997-98 and 1998-99, the Governor proposed in the May Revision that the State reduce its Vehicle License Fee (a personal property tax on the value of automobiles, the VLF) by 75% over four years. Under current law, the VLF is entirely dedicated to city and county government, and the Governor proposed to use the State's burgeoning General Fund to offset the loss of VLF funds to local government. All of the Governor's proposals must be negotiated with the Legislature as part of the annual budget process.

     Although the State's strong economy is producing record revenues to the State government, the State's budget continues to be under stress from mandated spending on education, a rising prison population, and social needs of a growing population with many immigrants. These factors which limit State spending growth also put pressure on local governments. There can be no assurances that, if economic conditions weaken, or other factors intercede, the State will not experience budget gaps in the future.

Bond Ratings

     The ratings on California's long-term general obligation bonds were reduced in the early 1990's from "AAA" levels which had existed prior to the recession. In 1996 and 1997, the ratings of California's general obligation bonds were raised by the three major rating agencies, which as of June 1997 assigned ratings of A+ from Standard & Poor's, Al from Moody's and AA- from Fitch. There can be no assurance that such ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Legal Proceedings

     The State is involved in certain legal proceedings (described in the State's recent financial statements) that, if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues. Trial courts have recently entered tentative decisions or injunctions which would overturn several parts of the State's recent budget compromises. The matters covered by these lawsuits include reductions in welfare payments and the use of certain cigarette tax funds for health costs. All of these cases are subject to further proceedings and appeals, and if California eventually loses, the final remedies may not have to be implemented in one year.

Obligations of Other Issuers

     Other Issuers of California Municipal Obligations. There are a number of state agencies,
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

instrumentalities and political subdivisions of the State that issue municipal obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.

     State Assistance. Property tax revenues received by local governments declined more than 50% following passage of Proposition 13. Subsequently, the California Legislature enacted measures to provide for the redistribution of the State's General Fund surplus to local agencies, the reallocation of certain State revenues to local agencies and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues. Local assistance (including public schools) has historically accounted for around 75% of General Fund spending. To reduce State General Fund support for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer a total of $3.9 billion of property tax revenues to school districts, representing loss of all the post-Proposition 13 "bailout" aid. The largest share of these transfers came from counties, and the balance from cities, special districts and redevelopment agencies. Local governments have in return received greater revenues and greater flexibility to operate health and welfare programs.

     To the extent the State should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. A number of other counties have indicated that their budgetary condition is extremely serious. In the 1995-96 and 1996-97 fiscal years, Los Angeles County, the largest in the State, had to make significant cuts in services and personnel, particularly in the health care system, in order to balance its budget. The County's debt was downgraded by Moody's and S&P in the summer of 1995. Orange County, which recently emerged from federal bankruptcy protection, has substantially reduced services and personnel in order to live within much reduced means.

     Counties and cities may face further budgetary pressures as a result of changes in welfare and public assistance programs, which were enacted in August, 1997 in order to comply with the federal welfare reform law. Generally, counties play a large role in the new system, and are given substantial flexibility to develop and administer programs to bring aid recipients into the workforce. Counties are also given financial incentives if either at the county or statewide level, the welfare-to- work programs exceed minimum targets; counties are also responsible to provide general assistance for able-bodied indigents who are ineligible for other welfare programs. The long-term financial impact of the new CalWORKS system on local governments is still unknown.

     Legislation enacted in late 1997 provides for the State to take over financial responsibility for funding trial courts throughout the State. This is estimated to save counties and cities a total of over $350 million annually.

     Assessment Bonds. California municipal obligations that are assessment bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land that is undeveloped at the time of issuance, but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the
                                                        A-7
only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.

     California Long-Term Lease Obligations. Based on a series of court decisions, certain California long-term lease obligations, though payable from the general fund of the municipality, are not considered indebtedness requiring voter approval. Such leases are, however, subject to "abatement" in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g. due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due. Litigation is brought from time to time which challenges the constitutionality of such lease arrangements.

Other Considerations

     The repayment of industrial development securities secured by real property may be affected by California laws limiting foreclosure rights of creditors. Securities backed by health care and hospital revenues may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the State's Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.

     Limitations on ad valorem property taxes may particularly affect "tax allocation" bonds issued by California redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (e.g. because of major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody's and S&P suspended ratings on California tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.

     Proposition 87, approved by California voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity that increased such tax rate to repay that entity's general obligation indebtedness. As a result, redevelopment agencies (which typically are the issuers of tax allocation securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.

     The effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be introduced that would modify existing taxes or other revenue raising measures or that either would further limit or, alternatively, would increase the abilities of state and local governments to impose new taxes or increase existing taxes. It is not presently possible to predict the extent to which any such legislation will be enacted. Nor is it presently possible to determine the impact of any such legislation on California municipal obligations in which the Fund may invest, future allocations of state revenues to local governments or the abilities of state or local governments to pay the interest on, or repay the principal of, such California municipal obligations.

     Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event is expected to have any long-term negative economic impact. Any security in the California Fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (I) an issuer to have obtained earthquake insurance coverage at reasonable rates;
(ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State governments to appropriate sufficient funds within their respective budget limitations.

                                   APPENDIX B

                      EVERGREEN MASSACHUSETTS TAX FREE FUND


     The Commonwealth of Massachusetts and certain of its cities and towns and public bodies have experienced in the past, and may experience in the future, financial difficulties that may adversely affect their credit standing. The prolonged effects of such financial difficulties could adversely affect the market value of the municipal securities held by the Massachusetts Fund. The information summarized below describes some of the more significant factors that could affect the Massachusetts Fund or the ability of the obligors to pay debt service on certain of the securities. The sources of such information are the official statement of issuers located in the Commonwealth of Massachusetts as well as other publicly available documents, and statements of public officials. The Massachusetts Fund has not independently verified any of the information contained in such statements and documents but the Massachusetts Fund is not aware of facts which would render such information inaccurate.

General

     The Commonwealth's constitution requires, in effect, that its budget, though not necessarily its operating expenditures and revenue, be balanced each year. In addition, the Commonwealth has certain budgetary procedures and fiscal controls in place that are designed to ensure that sufficient cash is available to meet the Commonwealth's obligations, that state expenditures are consistent with periodic allotments of annual appropriations and that funds are expended consistent with statutory and public purposes. The condition of the three principal operating funds (the General Fund, the Local Aid Fund and the Highway
Fund), viewed on a consolidated basis, is generally regarded as the principal indicator of whether the Commonwealth's operating revenues and expenses are in balance.

1998 FISCAL YEAR

     The budget for fiscal 1998 was enacted by the Legislature on June 30, 1997 and approved by Governor Weld on July 10, 1997. (Appropriations covering the first two weeks of the fiscal year were enacted and approved on June 30, 1997.) The budget was based on a consensus tax revenue forecast of $12.85 billion, as agreed by both houses of the Legislature in March. The Executive Office for Administration and Finance revised the fiscal 1998 tax forecast to $13.06 billion on July 30, 1997 and, after a review of first quarter fiscal 1998 tax receipts, to $13.20 billion on October 15, 1997. The fiscal 1998 tax revenue estimates were revised again on January 16, 1998 to reflect an increase of $100 million in tax revenues. Tax law changes effective in fiscal 1998 have (I) increased anticipated revenues by $19.0 million from miscellaneous fees to be collected as a result of the convention center legislation approved on November 17, 1997, (ii) reduced tax revenues by an estimated $25.0 million as a result of the exemption of military pensions from state income tax, effective January 1, 1998, which was approved by Acting Governor Cellucci on November 6, 1997, and
(iii) reduced tax revenues by an estimated $140 million as a result of a change in the sales tax payment schedule. After taking into account such tax law changes, the January 16, 1998 estimate was $13.154 billion. On May 5, 1998, the tax revenue estimate was further revised upward to $13.3 billion. On June 1, 1998, Revenue Commissioner Mitchell Adams announced that year-to-date revenue collections totaled $12.364 billion, which he found to be in line with revenue estimates.

     The fiscal 1998 budget provides for total appropriations of approximately $18.4 billion, a 2.8% increase over fiscal 1997 expenditures. The budget incorporates tax cuts valued by the Department of Revenue at $61 million and provides for an accelerated pension funding schedule. Supplemental appropriations have been approved for fiscal 1998 in the amount of approximately $210.4 million, including the transfer of approximately $34.8 million to the Massachusetts Water Pollution Abatement Trust for state revolving fund programs. In addition, on November 26, 1997, Acting Governor Cellucci approved legislation transferring off-budget the $206.3 million Department of Medical Assistance reserve to indemnify certain medical facilities against losses that might result from providing uncompensated care. On January 30, 1998, Acting Governor Cellucci filed two bills recommending supplemental appropriations for fiscal 1998 totaling $211.8 million. The bills incorporated most of the supplemental appropriations recommended in bills filed by the Administration on October 6, 1997 and October 17, 1997 which were not enacted by the Legislature. The first bill totaled $44.6 million in proposed spending to provide to certain unanticipated obligations of the Commonwealth. The second bill recommended $167.1 million in proposed spending to provide for one-time expenditures, matching grants and capital initiatives, including $50 million for the construction and repair of local roads and bridges, $20 million for the development of a new human resource compensation management system and $10 million in additional funding for the upgrade of the Commonwealth's information technology systems in preparation for the year 2000 conversion. On April 29, 1998, Acting Governor Cellucci approved a supplemental appropriations bill for $116.4 million, of which $56.3 million is for expenditures contained in the bills filed by the Acting Governor on January 30, 1998. The bill includes $21.1 million for snow and ice costs at the Massachusetts Highway Department, $15.4 million for child care services relating to welfare reform and $11 million at the Department of Social Services for residential group care and adoption. Projected Total fiscal 1998 expenditures are approximately $18.930 billion.

Cash Flow

     The most recent cash flow projections for fiscal 1998 and fiscal 1999 were released by the State Treasurer and the Secretary of Administration and Finance on March 25, 1998. The forecast for fiscal 1998 is based on the fiscal 1998 budget signed by Governor Weld on July 10, 1997, and includes the value of all fiscal 1998 supplemental budgets enacted by the Legislature. The fiscal 1999 forecast is based on the proposed fiscal 1999 budget submitted by the Acting Governor on January 27, 1998. Both projections are based on revenue and spending estimates prepared by the Executive Office for Administration and Finance and incorporate actual results through January, 1998 and monthly projections through June, 1999.

     Fiscal 1998 is projected to end with a cash balance of $477.9 million, without regard to any fiscal 1998 activity that may occur after June 30, 1998. Such balance does not include the balance in the Stabilization Fund ($799.0 million at June 30, 1997) or interest earnings thereon expected during fiscal 1998; it does reflect the required Stabilization Fund transfer related to fiscal 1997 of $234.0 million during fiscal 1998. The cash flow statement notes that general obligation bonds were issued for capital projects in August, 1997 in the amount of $250 million and in January, 1998 in the amount of $250 million and projects that an additional $428 million of general obligation bonds will be issued for such purposes during the remainder of the fiscal year. The statement also notes that $105 million of special obligation bonds were issued in October, 1997.

     The cash flow statement notes that the Massachusetts Turnpike Authority and the Massachusetts Port Authority are required to make payments to the Commonwealth in connection with the Central Artery/Ted Williams Tunnel project and forecasts that the Commonwealth will receive $430 million in the aggregate during fiscal 1998 from such authorities or from the issuance

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

of Commonwealth notes in anticipation of payments from such authorities. (The statement also notes that the Commonwealth has the statutory authority to issue bonds to pay any such notes.) The statement further forecasts, in connection with the Central Artery/Ted Williams Tunnel project, that the Commonwealth will issue $350 million of notes in anticipation of future federal highway grants, noting that federal funding for such purposes has been extended on an interim basis through March 31, 1998, and that successor federal funding legislation is expected to be enacted by late 1998.

1999 FISCAL YEAR

     On January 27, 1998, Acting Governor Cellucci filed his fiscal 1999 budget recommendations with the House of Representatives. The proposal calls for budgeted expenditures of approximately $19.06 billion, or total fiscal 1999 spending of $19.49 billion after adjusting for shifts to and from off-budget accounts. The proposed fiscal 1999 spending level represents a $559 million, or 3.0%, increase over projected total fiscal 1998 expenditures of $18.930 billion. Budgeted revenues for fiscal 1999 are projected to be $18.961 billion, or $19.291 billion after adjusting for shifts to and from off-budget accounts. This represents a $53.0 million, or 0.3%, increase over the $18.908 billion forecast for fiscal 1998. (The $18.908 billion revenue estimate for fiscal 1998 reflects the addition of $100 million in tax revenue incorporated into the forecast by the Secretary of Administration and Finance on January 16, 1998 and the addition of $146 million in tax revenue incorporated into the forecast by the Secretary of Administration and Finance on May 5, 1998.) The Governor's proposal projects a fiscal 1999 ending balance in the budgeted funds of $906.3 million, including a Stabilization Fund balance of $878.1 million.

     The Governor's budget recommendation is based on a tax revenue estimate of $13.665 billion, a $365.0 million, or 2.7%, increase over fiscal 1998 projected tax revenues of $13.300 billion. The projection incorporates $244.8 million in income tax cuts proposed by the Governor, including a reduction of the Part B ("earned income') tax rate from 5.95% to 5% over three years ($205.8 million), a reduction of the Part A ("unearned income"; i.e., interest from non-Massachusetts banks, dividends, and short-term capital gains) tax rate from 12% to 5% over five years ($30 million), credits and exemptions to encourage saving for children's higher education ($3 million), an exemption from capital gains taxes on the sale of a house ($2 million) and an exemption for providing care to an elderly relative ($4 million). The recommendation also proposes moving $92.5 million in tax revenue in the Children's and Seniors Health Protection Fund off-budget.

     The proposed budget assumes non-tax revenues of $5.297 billion, or $5.624 billion when adjusted for the shifts to and from off-budget accounts, and represents an increase of $15.4 million from fiscal 1998. Of the three classes of non-tax revenue, federal reimbursements, including those for Medicaid, and block grants for Temporary Assistance to Needy Families and Child Care programs most affect the Commonwealth's budgetary considerations. These payments are projected to total $3.216 billion in fiscal 1999, or $3.426 billion after the impact of shifts to and from off-budget accounts is removed. This level of federal payments represents an increase of $41.0 million, or 1.2%, from fiscal 1998, the result primarily of changes in federal reimbursement for Medicaid programs. Fiscal 1999 departmental revenues of $1.130 billion, or $1.158 billion after adjusting for shifts to and from off-budget accounts, represent a decrease of approximately $127 million from fiscal 1998 projections, due primarily to the implementation of free, lifetime driver licensing and vehicle registration and a decrease of $29.3 million from fiscal 1998 in the revenue generated by the revenue optimization program. Consolidated transfers, the third category of non-tax revenue, consists primarily of state lottery profits which are distributed to cities and towns. Consolidated transfers are projected to increase by $1.8 million from fiscal 1998 levels.

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

Lottery profits are expected to remain constant in fiscal 1999.

     The Governor's budget proposal generally provides for maintaining current levels of service for most state programs but recommends increased spending for certain priority areas, including a $357 million increase in funding for the Department of Education, $309.7 million in additional local aid to cities and towns, $69 million for Medicaid program medical inflation and $34 million in additional local aid funded by the State Lottery.

     The Governor's fiscal 1999 budget recommendations call for appropriations of $945.3 million for pension funding, $85.2 million less than the amount appropriated for fiscal 1998 and $113.9 million less than the amount called for in the most recent adopted funding schedule. The recommended amount reflects the elimination in 1997 of the Commonwealth's responsibility for funding cost-of-living adjustments incurred by local pension systems and assumes the adoption of a revised funding schedule in the spring of 1998. The proposed budget also includes a $20 million reserve to meet the Commonwealth's obligation to reduce the unfunded pension liabilities attributable to former employees of Franklin, Hampden, Middlesex and Worcester counties and certain incremental benefit costs associated with legislation enacted in 1996; any expenditures from the reserve are contingent upon the adoption of a new funding schedule.

     On April 27, 1998, the House Committee on Ways and Means released its proposed budget for fiscal 1999. Debate in the full House of Representatives began on May 4, 1998. The House Committee's budget provides for total spending of $19.592 billion and assumes total revenues of $19.446 billion. The House Committee's budget is based on the consensus tax revenue estimate of $14.4 billion, less approximately $534 million from tax cuts proposed in such budget. The Committee's budget includes the income tax provisions approved by the House of Representatives on March 12, 1998. It would raise the statutory ceiling on amounts in the Stabilization Fund from 5% to 7.5% of budgeted revenues and other financial resources pertaining to the budgeted funds. The committee's budget would add $18 million in appropriations for building maintenance and $21 million in appropriations for debt service related to the "forward funding" of the Massachusetts Bay Transportation Authority. The committee's budget would also appropriate approximately $965.3 million for the Commonwealth's pension liabilities.

     On November 28, 1995 the Governor approved a modified version of the legislation he had filed in September to establish a "single sales factor" apportionment formula for the business corporations tax. As finally enacted, the legislation applies the new formula, effective January 1, 1996, to certain federal defense contractors and phases the new formula in over five years to manufacturing firms generally. The Department of Revenue estimates that the new law reduced revenues by $44 million in fiscal 1996 and will reduce revenues by $90 million in fiscal 1997. If the new formula were fully effective for all covered businesses, the Department estimates that the annual revenue reduction would be $100 million to $150 million. On August 8, 1996, the Governor approved legislation changing the apportionment formula for the business corporations tax payable by certain mutual fund service corporations. The legislation changes the computation of the sales factor effective January 1, 1997 and adopts the "single sales factor" formula effective July 1, 1997 with respect to these companies. It also requires the affected corporations to increase their numbers of employees by 5% per year for five years, subject to certain exceptions. The Department of Revenue estimates that the changes will reduce revenues by $10 million in fiscal 1997 and by approximately $39 million to $53 million per year beginning in fiscal 1998.
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Limitations on Tax Revenues

     In Massachusetts, efforts to limit and reduce levels of taxation have been underway for several years. Limits were established on state tax revenues by legislation enacted on October 25, 1986 and by an initiative petition approved by the voters on November 4, 1986. The two measures are inconsistent in several respects.

     Chapter 62F, which was added to the General Laws by initiative petition in November 1986, establishes a state tax revenue growth limit for each fiscal year equal to the average positive rate of growth in total wages and salaries in the Commonwealth, as reported by the federal government, during the three calendar years immediately preceding the end of such fiscal year. Chapter 62F also requires that allowable state tax revenues be reduced by the aggregate amount received by local governmental units from any newly authorized or increased local option taxes or excises. Any excess in state tax revenue collections for a given fiscal year over the prescribed limit, as determined by the State Auditor, is to be applied as a credit against the then current personal income tax liability of all taxpayers in the Commonwealth in proportion to the personal income tax liability of all taxpayers in the Commonwealth for the immediately preceding tax year.

     Unlike Chapter 29B, as described below, the initiative petition did not exclude principal and interest payments on Commonwealth debt obligations from the scope of its tax limit. However, the preamble contained in Chapter 62F provides that "although not specifically required by anything contained in this chapter, it is assumed that from allowable state tax revenues as defined herein the Commonwealth will give priority attention to the funding of state financial assistance to local governmental units, obligations under the state governmental pension systems, and payment of principal and interest on debt and other obligations of the Commonwealth".

     The legislation enacted in October 1986, which added Chapter 29B to the General Laws, also establishes an allowable state revenue growth factor by reference to total wages and salaries in the Commonwealth. However, rather than utilizing a three-year average wage and salary growth rate, as used by Chapter 62F, Chapter 29B utilizes an allowable state revenue growth factor equal to 1/3 of the positive percentage gain in Massachusetts wages and salaries, as reported by the federal government during the three calendar years immediately preceding the end of a given fiscal year. Additionally, unlike Chapter 62F, Chapter 29B allows for an increase in maximum state tax revenues to fund the increase in local aid and excludes from its definition of state tax revenues (I) income derived from local option taxes and excises, and (ii) revenues needed to fund debt service costs.

Proposition 2 1/2

     In November 1980, voters in the Commonwealth approved a statewide tax limitation initiative petition, commonly known as Proposition 2 1/2, to constrain levels of property taxation and to limit the charges and fees imposed on cities and towns by certain governmental entities, including county governments. Proposition 2 1/2 is not a provision of the state constitution and accordingly is subject to amendment or repeal by the legislature. Proposition 2 1/2, as amended to date, limits the property taxes that may be levied by any city or town in any fiscal year to the lesser of (I) 2.5% of the full and fair cash valuation of the real estate and personal property therein, and (ii) 2.5% over the previous year's levy limit plus any growth in the tax base from certain new construction and parcel subdivisions. Proposition 2 1/2 also limits any increase in the charges and fees assessed by certain governmental entities, including county governments, on cities and towns to the sum of (I) 2.5% of the total charges and fees imposed in the preceding fiscal year, and (ii) any increase in charges for services customarily provided locally or services obtained by the city or
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

town at its option. The law contains certain override provisions and, in addition, permits debt service on specific bonds and notes and expenditures for identified capital projects to be excluded from the limits by a majority vote at a general or special election.

     Many communities have responded to the limitations imposed by Proposition 2 1/2 through statutorily permitted overrides and exclusions. Override activity peaked in fiscal 1991 and decreased thereafter. In fiscal 1992, 65 communities approved one of the three types of referenda questions (override of levy limit, exclusion of debt service, or exclusion of capital expenditures), adding $31.0 million to their levy limits.

     In fiscal 1993, 59 communities added $16.3 million through override votes and in fiscal 1994, only 48 communities had successful override referenda which added $8.4 million to their levy limits. In fiscal 1995, 32 communities added $8.8 million, and in fiscal 1996, 30 communities added $5.8 million to their levy limits. Although Proposition 2 1/2 will continue to constrain local property tax revenues, significant capacity exists for overrides in nearly all cities and towns.

     In addition to overrides, Proposition 2 1/2 allows a community, through voter approval, to assess taxes in excess of its levy limit for the payment of certain capital projects (capital outlay expenditure exclusions) and for the payment of specified debt service costs (debt exclusions). Capital exclusions were passed by 19 communities in fiscal 1996 and totaled $1.5 million. In fiscal 1996, the impact of successful debt exclusion votes going back as far as fiscal 1983, was to raise the levy limits of 229 communities by $125.8 million.

Litigation

     There are pending in state and federal courts within the Commonwealth and in the U.S. Supreme Court various suits in which the Commonwealth is a party. In the opinion of the Attorney General, no litigation is pending or, to his knowledge, threatened which is likely to result, either individually or in the aggregate, in final judgments against the Commonwealth that would affect materially its financial condition.

Other Factors

     Many factors affect the financial condition of the Commonwealth, including many social, environmental, and economic conditions, which are beyond the control of the Commonwealth. As with most urban states, the continuation of many of the Commonwealth's programs, particularly its human service programs, is, in significant part, dependent upon continuing federal reimbursements, which are expected to decline in fiscal 1997.

                                   APPENDIX C

                        EVERGREEN MISSOURI TAX FREE FUND

General

     Missouri's economy includes manufacturing, commerce, trade, services, agriculture, tourism and mining. The State's economy is diversified and closely resembles that of the nation's although growth prospects are less favorable than in the past. It is the nation's fifteenth largest state. The State employment sectors, services, trade and manufacturing, also account for the primary sources of national employment. Recent growth in the manufacturing sector has outpaced the nation as a whole. Labor force growth has remained steady, totaling 2.65 million in 1993, up from 2.3 million in 1980. Through the 1980's and early 1990's the State's unemployment rate essentially mirrored that of the nation; however, adverse changes in military appropriations, which play an important role in the State's economy, could contribute to a significant increase in unemployment. In 1996, according to the Bureau of Labor Statistics, the State ranked seventeenth among the states in unadjusted nonagricultural employment. In November 1996, the State's unemployment rate was estimated to be 4.0% as against the national rate of 5.3%. In recent years, Missouri's wealth indicators have grown at a slower rate than national levels and in 1995 the State's per capita personal income was approximately 94.0% of the average for the nation as a whole.

     Missouri displayed strong fiscal performance during most of the 1980's. However, Missouri has recently experienced difficulties in balancing its budget as a result of increased expenses and declining sources of revenues. Other factors contributing to Missouri's weak fiscal position relate to the reduction of large manufacturing companies, including those in aerospace and the auto industry. The Missouri portions of the St. Louis and Kansas City metropolitan areas together contain over 50% of Missouri's population. Economic reversals in either of these two areas would have a major impact on the overall economic condition of the State of Missouri. Additionally, the State of Missouri has a significant agricultural sector, which may experience problems comparable to those which are occurring in other states. To the extent that any such problems intensify, there could possibly be an adverse impact on the overall economic condition of the State.

     Currently, general obligations of Missouri are rated "AAA," "Aaa" and "AAA," by S&P, Moody's and Fitch, respectively. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic, political or other conditions.

Revenue and Limitations Thereon

     Article X, Section 16-24 of the Constitution of Missouri (the "Hancock Amendment"), imposes limitations on the amount of State taxes which may be imposed by the General Assembly of Missouri (the "General Assembly") as well as on the amount of local taxes, licenses and fees (including taxes, licenses and fees used to meet debt service commitments on debt obligations) which may be imposed by local governmental units (such as cities, counties, school districts, fire protection districts and other similar bodies) in the State of Missouri in any fiscal year.

     The State limit on taxes is tied to total State revenues for fiscal year 1980-81, as defined in the Hancock Amendment, adjusted annually in accordance with the formula set forth in the amendment, which adjusts the limit based on increases in the average personal income of Missouri
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

for certain designated periods. The details of the Amendment are complex and clarification from subsequent legislation and further judicial decisions may be necessary. Generally, if the total State revenues exceed the State revenue limit imposed by Section 18 of Article X by more than one percent, the State is required to refund the excess. The State revenue limitation imposed by the Hancock Amendment does not apply to taxes imposed for the payment of principal and interest on bonds, approved by the voters and authorized by the Missouri constitution. The revenue limit also can be exceeded by a constitutional amendment authorizing new or increased taxes or revenue adopted by the voters of the State of Missouri.

     The Hancock Amendment also limits new taxes, licenses and fees and increases in taxes, licenses and fees by local governmental units in Missouri. It prohibits counties and other political subdivisions (essentially all local governmental units) from levying new taxes, licenses and fees or increasing the current levy of an existing tax, license or fee without the approval of the required majority of the qualified voters of that county or other political subdivision voting thereon.

     When a local government unit's tax base with respect to certain fees or taxes is broadened, the Hancock Amendment requires the tax levy or fees to be reduced to yield the same estimated gross revenue as on the prior base. It also effectively limits any percentage increase in property tax revenues to the percentage increase in the general price level (plus the value of new construction and improvements), even if the assessed valuation of property in the local governmental unit, excluding the value of new construction and improvements, increases at a rate exceeding the increase in the general price level.

Industry and Employment

     While Missouri has a diverse economy with a distribution of earnings and employment among manufacturing, trade and service sectors closely approximating the average national distribution, the national economic recession of the early 1980's had a disproportionately adverse impact on the economy of Missouri. During the 1970's, Missouri characteristically had a pattern of unemployment levels well below the national averages. However, since the 1980 to 1983 recession periods Missouri unemployment levels generally approximated or slightly exceeded the national average. A return to a pattern of high unemployment could adversely affect the Missouri debt obligations acquired by the Missouri Fund and, consequently, the value of the shares of the Fund.

     The Missouri portions of the St. Louis and Kansas City metropolitan areas contain approximately 1,949,956 and 1,039,241 residents, respectively, constituting over fifty percent of Missouri's 1997 population census of approximately 5,387,753. St. Louis is an important site for banking and manufacturing activity, as well as a distribution and transportation center, with nine Fortune 500 industrial companies (as well as other major educational, financial, insurance, retail, wholesale and transportation companies and institutions) headquartered there. Kansas City is a major agribusiness center and an important center for finance and industry. Economic reversals in either of these two areas would have a major impact on the overall economic condition of the State of Missouri. Additionally, the State of Missouri has a significant agricultural sector which is experiencing farm-related problems comparable to those which are occurring in other states. To the extent that these problems were to intensify, there could possibly be an adverse impact on the overall economic condition of the State of Missouri.

     Defense  related  business plays an important  role in Missouri's  economy.
There are a large number of civilians employed at the various military installations and training bases in the state and recent action of the Defense Base Closure and Realignment Commission will result in the loss of a

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


substantial number of civilian jobs in the St. Louis Metropolitan area. Further, aircraft and related businesses in Missouri are the recipients of substantial annual dollar volumes of defense contract awards. The contractor receiving the second largest dollar volume of defense contracts in the United States in 1995 was McDonnell Douglas Corporation which lost the number one position it held in 1994 by reason of the merger of the Lockheed and Martin Companies. McDonnell Douglas Corporation, which was acquired by The Boeing Company on August 1, 1997, is the State's largest employer, currently employing approximately 22,900 employees in Missouri. Recent changes in the levels of military appropriations and the cancellation of the A-12 program has affected McDonnell Douglas Corporation in Missouri and over the last four years it has reduced its Missouri work force by such company approximately 30%. There can be no assurances that there will be further changes in the levels of military appropriations, and, to the extent that further changes in military appropriations are enacted by the United States Congress, Missouri could be disproportionately affected. It is impossible to determine what effect, if any, completion of the acquisition of all McDonnell Douglas Corporation by The Boeing Company will have on the operations conducted in Missouri by the former McDonnel Douglas Corporation. However, any shift or loss of production now conducted in Missouri would have a negative impact on the economy of the state and particularly the economy of the St. Louis metropolitan area.

Other Factors

     Desegregation lawsuits in St. Louis and Kansas City continue to require significant levels of state funding and are sources of uncertainty. Litigation continues on many issues, notwithstanding a 1995 U.S. Supreme Court favorable to the State in the Kansas City desegregation litigation; court orders are unpredictable, and school district spending patterns have proven difficult to predict. The State paid $282 million for desegregation costs in fiscal 1994, $315 million for fiscal 1995 and $274 million for fiscal 1996. This expense accounted for close to 7% of total state General Revenue Fund spending in fiscal 1994 and 1995, and close to 5% in fiscal 1996.

                                   APPENDIX D

                        EVERGREEN NEW YORK TAX FREE FUND


Special Considerations Relating to New York Municipal Securities

     The financial condition of the State of New York ("New York State" or the "State"), its public authorities and public benefit corporations (the "Authorities") and its local governments, particularly the City of New York (the "City"), could affect the market values and marketability of, and therefore the net asset value per share and the interest income of a Fund, or result in the default of existing obligations, including obligations which may be held by the Fund. The following section provides only a brief summary of the complex factors affecting the financial situation in New York and is based on information obtained from New York State, certain of its Authorities, the City and certain other localities as publicly available on the date of this Annual Information Statement. The information contained in such publicly available documents has not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of New York State, and that there is no obligation on the part of New York State to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by New York State.

     Economic Factors. New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its excellent air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

     Both the State and the City experienced substantial revenue increases in the mid-1980s attributable directly (corporate income and financial corporations taxes) and, indirectly (personal income and a variety of other taxes) to growth in new jobs, rising profits and capital appreciation derived from the finance sector of the City's economy. Economic activity in the City has experienced periods of growth and recession and can be expected to experience periods of growth and recession in the future. In recent years, the City has experienced increases in employment. Real per capita personal income (i.e., per capita personal income adjusted for the effects of inflation and the differential in living costs) has generally experienced fewer fluctuations than employment in the City. Although the City periodically experienced declines in real per capita personal income between 1969 and 1981, real per capita personal income in the City has generally increased from the mid-1980s until the present. In nearly all of the years between 1969 and 1988 the City experienced strong increases in retail sales. However, from 1989 to 1993, the City experienced a weak period of retail sales. Since 1994, the City has returned to a period of growth in retail sales. Overall, the City's economic improvement accelerated significantly, in fiscal year 1997. Much of the increase can be traced to the performance of the securities industry, but the City's economy also produced gains in the retail trade sector, the hotel and tourism industry, and business services, with private sector employment higher than previously forecasted. The City's current Financial Plan assumes that, after strong growth in 1997- 1998, moderate economic growth will exist through calendar year 2002, with moderating job growth and wage increases. However, there can be no assurance that the economic projections assumed in the Financial Plan will occur or that the tax revenues projected in the Financial Plan to be received will be received in the amounts anticipated.
                                                        D-1

     During the calendar years 1984 through 1991, the State's rate of economic expansion was somewhat slower than that of the nation as a whole. In the 1990-1991 national recession, the economy of the Northeast region in general and the State in particular was more heavily damaged than that of the rest of the nation and has been slower to recover.

     Although the national economy began to expand in 1991, the State economy remained in recession until 1993, when employment growth resumed. Currently the State economy continues to expand, but growth remains somewhat slower than in the nation. Although the State has added over 400,000 jobs since late 1992, employment growth has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility, defense and banking industries. Government downsizing has also moderated these job gains. Personal income increased substantially in 1992 and 1993. The State's economy entered into the fourth year of a slow recovery in 1996. Most of the growth occurred in the trade, construction and service industries, with business, social services and health sectors accounting for most of the service industry growth.

     The State has released information regarding the national and state economic activity in its Annual Information Statement of the State of New York dated June 26, 1998 ("Annual Information Statement"). At the State level, the Annual Information Statement projects continued expansion during the 1998 calendar year, with employment growth gradually slowing as the year progresses. The financial and business service sectors are expected to continue to do well, while employment in the manufacturing and government sectors will post only small, if any, declines. On an average annual basis, the employment growth rate in the State is expected to be higher than in 1997 and the unemployment rate is expected to drop further to 6.1 percent. Personal income is expected to record moderate gains in 1998. Wage growth in 1998 is expected to be slower than in the previous year as the recent robust growth in bonus payments moderates.

     Personal income tax collections for 1998-99 are projected to reach $21.24 billion, or $3.5 billion above the reported 1997-98 collection total. Total business tax collections in 1998-99 are now projected to be $4.96 billion, $91 million less than received in the prior fiscal year. Receipts from user taxes and fees are projected to total $7.14 billion, an increase of $107 million from reported collections in the prior year. Other tax receipts are projected to total $1.02 billion-$75 million below last year's amount. Total miscellaneous receipts are projected to reach $1.40 billion, down almost $200 million from the prior year. Transfers from other funds are expected to total $1.8 billion, or $222 million less than total receipts from this category during 1997-98.

     General Fund disbursements in 1998-99, including transfers to support capital projects, debt service and other funds are estimated at $36.78 billion. This represents an increase of $2.43 billion or 7.1 percent from 1997-98. Nearly one-half of the growth is for educational purposes, reflecting increased support for public schools, special education programs and the State and City university systems. The remaining increase is primarily for Medicaid, mental hygiene, and other health and social welfare programs, including children and family services. The 1998-99 Financial Plan also includes funds for the current negotiated salary increases for State employees, as well as increased transfers for debt service. Grants to local governments is the largest category of General Fund disbursements and includes financial assistance to local governments and not-for-profit corporations, as well as entitlement benefits to individuals. The 1998-99 Financial Plan projects spending of $25.14 billion in this category, an increase of $1.88 billion or 8.1 percent over the prior year. The largest annual increases are for educational programs, Medicaid, other health and social welfare programs, and community projects grants. The 1998-99 budget provides $9.65 billion in support of public schools. The year-to-year increase of $769 million is comprised of partial funding for a 1998-99 school year increase of $847 million as well as the remainder of the 1997-98 school year increase that occurs in State fiscal year 1998-99. Spending for all other educational programs, which includes the State and City university systems, the Tuition Assistance Program, and handicapped programs, is estimated at

$3.00 billion, an increase of $270 million over 1997-98 levels. Medicaid costs are estimated at $5.60 billion, an increase of $144 million from the prior year.

     The 1998-99 Financial Plan projects a closing fund balance in the General Fund of $1.42 billion. This fund balance is composed of a reserve of $761 million available for future needs, a $400 million balance in the TSRF, a $158 million in the CPF, and a balance of $100 million in the CRF, after a projected deposit of $32 million in 1998-99.

     The economic and financial condition of the State may be affected by various financial, social, economic and political factors. These factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal government, that are not under the control of the State. Because of the uncertainty and unpredictability of these factors, their impact cannot, as a practical matter, be included in the assumptions underlying the State's projections at this time. As a result, there can be no assurance that the State economy will not experience results in the current fiscal year that are worse than predicted, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

     The State Financial Plan is based upon forecasts of national and State economic activity developed through both internal analysis and review of State and national economic forecasts prepared by commercial forecasting services and other public and private forecasters. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies, including consumer attitudes toward spending, the extent of corporate and governmental restructuring, the condition of the financial sector, federal fiscal and monetary policies, the level of interest rates, and the condition of the world economy, which could have an adverse effect on the State's projections of receipts and disbursements.

     The State. Owing to the factors mentioned above and other factors, the State may, in future years, face substantial potential budget gaps resulting from a significant disparity between tax revenues projected from a lower recurring receipts base and the future costs of maintaining State programs at current levels.

     Total General Fund receipts in 1998-99 are projected to be $37.56 billion, an increase of over $3 billion from the $34.55 billion recorded in 1997-98. This total included $34.36 billion in tax receipts, $1.40 billion in miscellaneous receipts, and $1.80 billion in transfers from other funds. However, many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and organizations that are not subject to the State's control. The State Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. Because of the uncertainty and unpredictability of changes in these factors, their impact cannot be fully included in the assumptions underlying the State's projections.

     An additional risk to the State Financial Plan arises from the potential impact of certain litigation and of federal disallowances now pending against the State, which could adversely affect the States projections of receipts and disbursements. The State Financial Plan assumes no significant litigation or federal disallowance or other federal actions that could affect State finances, but has significant reserves in the event of such an action.

     Revenue Base. The State's principal revenue sources are economically sensitive, and include the personal income tax, user taxes and fees and business taxes. The 1998-99 Financial
                                                        D-3

Plan projects General Fund receipts (including transfers from other funds) of $37.56 billion, an increase of over 3 billion from the $34.55 billion recorded in 1997-98. This total includes $34.36 billion in tax receipts, $1.40 billion in miscellaneous receipts, and $1.80 billion in transfers from other funds.

     The transfer of a portion of the surplus recorded in 1997-98 to 1998-99 exaggerates the "real" growth in State receipts from year to year by depressing reported 1997-98 figures and inflating 1998-99 projections. Conversely, the incremental cost of tax reductions newly effective in 1998-99 and the impact of statutes earmarking certain tax receipts to other funds work to depress apparent growth below the underlying growth in receipts attributable to expansion of the State's economy. On an adjusted basis, State tax revenues in the 1998-99 fiscal year are projected to grow at approximately 7.5 percent, following an adjusted growth of roughly nine percent in the 1997-98 fiscal year. On an adjusted basis, State tax revenues in the 1998-99 fiscal year are projected to grow at approximately 7.5 percent, following an adjusted growth of roughly nine percent in the 1997-98 fiscal year.

     The Personal Income Tax is imposed on the income of individuals, estates and trusts and is based on federal definitions of income and deductions with certain modifications. This tax continues to account for over half of the State's General Fund receipts base. Net personal income tax collections are projected to reach $21.24 billion, nearly $3.5 billion above the reported
1997-98 collection total. Since 1997 represented the completion of the 20 percent income tax reduction program enacted in 1995, growth from 1997 to 1998 will be unaffected by major income tax reductions. Adding to the projected annual growth is the net impact of the transfer of the surplus from 1997-98 to the current year which affects reported collections by over $2.4 billion on a year- over-year basis, as partially offset by the diversion of slightly over $700 million in income tax receipts to the STAR fund to finance the initial year of the school tax reduction program. The STAR program was enacted in 1997 to increase the State share of school funding and reduce residential school taxes. Adjusted for these transactions, the growth in net income tax receipts is roughly $1.7 billion, an increase of over 9 percent. This growth is largely a function of over 8 percent growth in income tax liability projected for 1998 as well as the impact of the 1997 tax year settlement on 1998-99 net collections.

     User taxes and fees comprised of three quarters of the State four percent sales and use tax (the balance, one percent, flows to support Government Assistance Corporation ("LGAC") debt service requirements), cigarette, alcoholic beverage container, and auto rental taxes, and a portion of the motor fuel excise levies. Also included in this category are receipts from the motor vehicle registration fees and alcoholic beverage license fees. A portion of the motor fuel tax and motor vehicle registration fees and all of the highway use tax are earmarked for dedicated transportation funds.

     Receipts from user taxes and fees receipts are projected to total $7.14 billion, an increase of $107 million from reported collections in the prior year. The sales tax component of this category accounts for all of the 1998-99 growth, as receipts from all other sources decline $100 million. The growth in yield of the sales tax in 1998-99, after adjusting for tax law and other changes, is projected at 4.7 percent. The yields of most of the excise taxes in this category show a long-term declining trend, particularly cigarette and alcoholic beverage taxes. These General Fund declines are exacerbated in 1998-99 by revenue losses from scheduled and newly enacted tax reductions, and by an increase in earmarking of motor vehicle registration fees to the Dedicated Highway and Bridge Trust Fund.

     Business taxes include franchise taxes based generally on net income of general business, bank and insurance corporations, as well as gross receipt taxes on utilities and galling-based
                                                        D-4
petroleum business taxes. Beginning in 1994, a 15 percent surcharge on these levies began to be phased out and, for most taxpayers, there is no surcharge liability for taxable periods ending in 1997 and thereafter.

     Total business tax collections in 1998-99 are now projected to be $4.96 billion, $91 million less than received in the prior fiscal year. The category includes receipts from the largely income- based levies on general business corporations, banks and insurance companies, gross receipts taxes on energy and telecommunication service providers and a per-gallon imposition on petroleum business. The year-over-year decline in projected receipts in this category is largely attributable to statutory changes between the two years. These include the first year of utility-tax rate cuts and the Power for Jobs tax reduction program for energy providers, and the scheduled additional diversion of General Fund petroleum business and utility tax receipts to other funds. In addition, profit growth is also expected to slow in 1998.

     Other taxes include estate, gift and real estate transfer taxes, a tax on gains from the sale or transfer of certain real estate (this tax was repealed in
1996), a pari-mutuel tax and other minor levies. They are now projected to total $1.02 billion-$75 million below last year's amount. Two factors account for a significant part of the expected decline in collections from this category. First, the effects of the elimination of the real property gains tax collections; second, a decline in estate tax receipts, following the explosive growth recorded in 1997-98, when receipts expanded by over 16 percent.

     Miscellaneous  receipts  include  investment  income,   abandoned  property
receipts, medical provider assessments, minor federal grants, receipts from public authorities, and certain other license and fee revenues. Total miscellaneous receipts are projected to reach $1.40 billion, down almost $200 million from the prior year, reflecting the loss of non-recurring receipts in 1997-98 and the growing effects of the phase-out of the medical provider assessments.

     Transfers from other funds to the General Fund consist primarily of tax revenues in excess of debt service requirements, particularly the one percent sales tax used to support payments to LGAC. Transfers from other funds are expected to total $1.8 billion, or $222 million less than total receipts from this category during 1997-98. Total transfers of sales taxes in excess of LGAC debt service requirements are expected to increase by approximately $51 million, while transfers from all other funds are expected to fall by $273 million, primarily reflecting the absence, in 1998-99, of a one-time transfer of nearly $200 million for retroactive reimbursement of certain social services claims from the federal government.

     State Debt. General Fund disbursements in 1998-99, including transfers to support capital projects, debt service and other funds are estimated at $36.78 billion. This represents an increase of $2.43 billion or 7.1 percent from 1997-98. Nearly one-half of the growth is for educational purposes, reflecting increased support for public schools, special education programs and the State and City university systems. The remaining increase is primarily for Medicaid, mental hygiene and other health and social welfare programs, including children and family services. The 1998-99 Financial Plan also includes funds for the current negotiated salary increase for State employees, as well as increased transfers for debt service.

     Nonrecurring Sources. The Division of the Budget estimates that the 1998-99 State Financial Plan contains actions that provide nonrecurring resources or savings totaling approximately $64 million, the largest of which is a retroactive reimbursement of federal welfare claims.

Outyear Projections of Receipts and Disbursements

     State law requires the Governor to propose a balanced budget each year. In recent years, the State has closed projected budget gaps of $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), and less than $1 billion (1998-99). The State, as a part of the 1998-99 Executive Budget projections submitted to the Legislature in February 1998, projected a 1999-00 General Fund budget gap of approximately $1.7 billion and a 2000-01 gap of $3.7 billion. As a result of changes made in the 1998-99 enacted budget, the 1999-00 gap is now expected to be roughly $1.3 billion, or about $400 million less than previously projected, after application of reserves created as part of the 1998-99 budget process. Such reserves would not be available against subsequent year imbalances.

     Sustained growth in the State's economy could contribute to closing projected budget gaps over the next several years, both in terms of higher-than-projected tax receipts and in lower-than- expected entitlement spending. However, the States projections in 1999-00 currently assume actions to achieve $600 million in lower disbursements and $250 million in additional receipts from the settlement of State claims against the tobacco industry. Consistent with past practice, the projections do not include any costs associated with new collective bargaining agreements after the expiration of the current round of contracts at the end of the 1998-99 fiscal year. The State expects that the 1999- 00 Financial Plan will achieve savings from initiatives by State agencies to deliver services more efficiently, workforce management efforts, maximization of federal and non-General Fund spending offsets, and other actions necessary to bring projected disbursements and receipts into balance.

     The State will formally update its outyear projections of receipts and disbursements for the 2000-01 and 2001-02 fiscal years as a part of the 1999-00 Executive Budget process, as required by law. The revised expectations for years 2000-01 and 2001-02 will reflect the cumulative impact of tax reductions and spending commitments enacted over the last several years as well as new 1999-00 Executive Budget recommendations. The STAR program, which dedicates a portion of person income tax receipts to fund school tax reductions, has a significant impact on General Fund receipts. STAR is projected to reduce personal income tax revenues available to the General Fund by an estimated $1.3 billion in 2000-01. Measured from the 1998-99 base, scheduled reductions to estate and gift, sales and other taxes, reflecting tax cuts enacted in 1997-98 and 1998-99, will lower General Fund taxes and fees by an estimated $1.8 billion in 2000-01. Disbursement projections for the outyears currently assume additional outlays for school aid, Medicaid, welfare reform, mental health community reinvestment, and other multi-year spending commitments in law.

     Labor Costs. The State government workforce is mostly unionized, subject to the Taylor- Law which authorizes collective bargaining and prohibits (but has not, historically, prevented) strikes and work slowdowns. Costs for employee health benefits have increased substantially, and can be expected to further increase. The State has a substantial unfunded liability for future pension benefits, and has utilized changes in its pension fund investment return assumptions to reduce current contribution requirements. If such investment earnings assumptions are not sustained by actual results, additional State contributions will be required in future years to meet the State's contractual obligations. The State's change in actuarial method from the aggregate cost method to a modified projected unit credit in FY1990-91 created a substantial surplus that was amortized and applied to offset the State's contribution through FY1993-94. This change in actuarial method was ruled unconstitutional by the State's highest court and the State returned to the aggregate cost method in FY1994-95 using a four year phase in. Employer contributions, including the State's, are expected to increase over the next five to ten years. Since January 1995, the State's workforce has been reduced by about 10 percent, and is projected to remain at its current level of approximately 191,000 persons in 1998-99 year. The State is currently preparing for negotiations with various unions to establish new agreements since most of the existing contracts will expire on March 31, 1999.

     On August 22, 1996, the President signed into law the Personal Responsibility and Work Opportunity Reconciliation Act of 1996. This federal legislation fundamentally changed the programmatic and fiscal responsibilities for administration of welfare programs at the federal, state and local levels. The new law abolishes the federal Aid to Families with Dependent Children program (AFDC), and creates a new Temporary Assistance to Needy Families with Dependent Children program (AFDC), and creates a new Temporary Assistance to Needy Families program (TANF) funded with a fixed federal block grant to states. The new law also imposes (with certain exceptions) a five era durational limit on TANF recipients, requires that virtually all recipients be engaged in work or community service activities within two years of receipt benefits, and limits assistance provided to certain immigrants and other classes of individuals. States are required to meet work activity participation targets for their TANF caseload; these requirements are phased in over time. States that fail to meet these federally mandated job participation rates, or that fail to conform with certain other federal standards, face potential sanctions in the form of a reduced federal block grant.

     Proposed legislation that includes both provisions necessary to implement the State's TANF plan to conform with federal law and implement the Governor's welfare reform proposal is still pending before the Legislature. There can be no assurances of timely enactment of certain conforming provisions required under the federal law. Further delay increases the risk that the State could incur fiscal penalties for failure to comply with federal law.

     Medicaid. New York participates in the federal Medicaid program under a state plan approved by the Health Care Financing Administration. The federal government provides a substantial portion of eligible program costs, with the remainder shared by the State and its counties (including the City). Basic program eligibility and benefits are determined by federal guidelines, but the State provides a number of optional benefits and expanded eligibility. Program costs have increased substantially in recent years, and account for a rising share of the State budget. Federal law requires that the State adopt reimbursement rates for hospitals and nursing homes that are reasonable and adequate to meet the costs that must be incurred by efficiently and economically operated facilities in providing patient care, a standard that has led to past litigation by hospitals and nursing homes seeking higher reimbursement from the State. General Fund payments for Medicaid are projected to be $5.60 billion, an increase of $144 million from the prior year. After adjusting 1997-98 for the $116 million prepayment of an additional Medicaid cycle, Medicaid spending is projected to increase $260 million or 4.9 percent. Disbursements for all other health and social welfare programs are projected to total $3.63 billion, an increase of $131 million from 1997-98. This includes an increase in support for children and families and local public health programs, offset by a decline in welfare spending of $75 million that reflects continuing State and local efforts to reduce welfare fraud, declining caseloads, and the impact of State and federal welfare reform legislation.

     The State Authorities. The fiscal stability of the State is related in part to the fiscal stability of its public authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its public authorities were to default on their respective obligations, particularly those using the financing techniques referred to as State-supported or State-related debt.

     The State has numerous public authorities with various responsibilities, including those which finance, construct and/or operate revenue producing public facilities. Public authority operating expenses and debt service costs are generally paid by revenues generated by the projects financed or operated, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities. In addition, State legislation authorizes several financing techniques for public authorities. Also there are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to public authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to public authorities under these arrangements, the affected localities may seek additional State assistance if local assistance payments are diverted. Some authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs. The MTA receives the bulk of this money in order to provide transit and commuter services.

     Beginning in 1998, the Long Island Power Authority (LIPA) assumed responsibility for the provision of electric utility services previously provided by Long Island Lighting Company for Nassau, Suffolk and a portion of Queen Counties, as part of an estimated $7 billion financing plan.

         Metropolitan Transportation Authority

     Since 1980, the State has enacted several taxes including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12 county Metropolitan Transportation Region served by the MTA and a special one quarter of 1 percent regional sales and use tax that provide revenues for mass transit purposes, including assistance to the MTA. Since 1987 State law has required that the proceeds of a one quarter of 1 percent mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region be deposited in a special MTA fund for operating or capital expenses. In 1993, the State dedicated a portion of certain additional State petroleum business tax receipts to fund operating or capital assistance to the MTA. For the 1998-99 fiscal year, State assistance to the MTA is projected to total approximately $1.3 billion, an increase of $133 million over the 1997-98 fiscal year.

     State legislation accompanying the 1996-97 adopted State budget authorized the MTA, Triborough Bridge and Tunnel Authority and Transit Authority to issue an aggregate of $6.5 billion in bonds to finance a portion of the $12.17 billion MTA capital plan for the 1995 through 1999 calendar years (the "1995-99 Capital Program"). In July 1997, the Capital Program Review Board (CPRB) approved the 1995-99 Capital Program (subsequently amended in August 1997), which supersedes the overlapping portion of the MTA's 1992-96 Capital Program. The 1995-99 Capital Program is the fourth capital plan since the Legislature authorized procedures for the adoption, approval and amendment of MTA capital programs and is designed to upgrade the performance of the MTA's transportation systems by investing in new rolling stock, maintaining replacement schedules for existing assets and bringing the MTA system into a state of good repair. The 1995- 99 Capital Program assumes the issuance of an estimated $5.2 billion in bonds under this $6.5 billion aggregate bonding authority. The remainder of the plan is projected to be financed through assistance from the State, the federal government, and the City of New York, and from various other revenues generated from actions taken the MTA.

     There can be no assurance that all the necessary governmental actions for the 1995-99 Capital Program or future capital programs will be taken, that funding sources currently identified will not be decreased or eliminated, or that the 1995-99 Capital Program, or parts thereof, will not be delayed or reduced. Should funding levels fall below current projections, the MTA would have to revise its 1995-99 Capital Program accordingly. If the 1995-99 Capital Program is delayed or
                                                        D-8
reduced, ridership and Fare revenues may decline, which could, among other things, impair the MTA's ability to meet its operating expenses without additional assistance.

         The City

     The fiscal health of the State may also be affected by the fiscal health of New York City (City), which continues to receive significant financial assistance from the State. State aid contributes to the City's ability to balance its budget and meet its cash requirements. The State may also be affected by the ability of the City and certain entities issuing debt for the benefit of the City to market their securities successfully in the public credit markets.

     The City has achieved balanced operating results for each of its fiscal years since 1981 as measured by the GAAP standards in force at that time. However, in the early 1970s, the City incurred substantial operating deficits, and its financial controls, accounting practices and disclosure policies were widely criticized. In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among these actions, the State established the Municipal Assistance Corporation For The City of New York ("MAC") to provide financing assistance for the City; the New York State Financial Control Board (the Control Board) to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York (OSDC) to assist the Control Board in exercising its powers and responsibilities. A "control period" existed from 1975 to 1986, during which the City was subject to certain statutorily conditions were met. State law requires the Control Board to reimpose a control period upon the occurrence, or "substantial likelihood and imminence" of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

     The City provides services usually undertaken by counties, school districts or special districts in other large urban areas, including the provision of social services such as day care, foster care, health care, family planning, services for the elderly and special employment services for needy individuals and families who qualify for such assistance. State law requires the City to allocate a large portion of its total budget to Board of Education operations, and mandates that the City assume the local share of public assistance and Medicaid costs. For each of the 1981 through 1996 fiscal years, the City achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles ("GAAP"). The City was required to close substantial budget gaps in recent years in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain a balanced budget as required by State law without additional tax or other revenue increases or additional reductions in. City services or entitlement programs, which could adversely affect the City's economic base.

     Pursuant to the New York State Financial Emergency Act for The City of New York (the "Financial Emergency Act" or the "Act"), the City prepares a four year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap closing programs for years with projected budget gaps. The City's projections set forth in the 1999-2002 Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly effect the City's ability to balance its budget and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the timing and pace of a regional and local economic recovery, increases in tax revenues, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives which may require in certain cases the cooperation of the City's municipal unions, the ability of New York City Health and Hospitals Corporation and the Board of Education to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and federal aid and mandate relief, and the impact on City revenues of proposals for federal and State welfare reform. No assurance can be given that the assumptions used by the City in the 1999-2002 Financial Plan will be realized. Due to the uncertainty existing on the federal and state levels, the ultimate adoption of the State budget for FY 1997-98 may result in substantial reductions in projected expenditures for social spending programs. Cost containment assumptions contained in the 1997-2000 Financial Plan and the City FY 1997-98 Budget may therefore be significantly adversely affected upon the final adoption of the State budget for FY 1997-98. Furthermore, actions taken in recent fiscal years to avert deficits may have reduced the City's flexibility in responding to future budgetary imbalances, and have deferred certain expenditures to later fiscal year.

     The 1999-2002 Financial Plan projects revenues and expenditures for the 1999 fiscal year balanced in accordance with GAAP, and projects gaps of $1.5 billion, $2.1 billion and $1.6 billion for the 2000, 2001 and 2002 fiscal years, respectively.

     On April 24, 1998, the City released the Financial Plan for the 1999 through 2002 fiscal years, which relates to the City and certain entities which receive funds from the City, and which is based on the Executive Budget and Budget Message for the City's 1999 fiscal year (the "Executive Budget"). The Executive Budget and Financial Plan project revenues and expenditures for the 1999 fiscal year balanced in accordance with GAAP, and project gaps of $1.5 billion, $2.1 billion and $1.6 billion for the 2000, 2001 and 2002 fiscal years, respectively.

     Changes since the June Financial Plan include: (I) an increase in projected tax revenues of $1.3 billion, $1.1 billion, $955 million, $897 million and $1.7 billion in the 1998 through 2002 fiscal years, respectively; (ii) a reduction in assumed State aid of $283 million in the 1998 fiscal year and of between $134 million and $142 million in each of the 1999 through 2002 fiscal years, reflecting the adopted budget for the State's 1998 fiscal year; (iii) a delay in the assumed collection of $350 million of projected rent payments for the City's airports in the 1999 fiscal year to fiscal years 2000 through 2002; (iv) a reduction in projected debt service expenditures totaling $197 million, $361 million, $204 million and $226 million in the 1998 through 2001 fiscal years, respectively; (v) an increase in the Board of Education (the "BOE") spending of $266 million, $26 million, $58 million and $193 million in the 1999 through 2002 fiscal years, respectively; (vi) an increase in expenditures for the City's proposed drug initiatives totaling $68 million in the 1998 fiscal year and of between $167 million and $193 million in each of the 1999 through 2002 fiscal years; (vii) other agency net spending initiatives totaling $112 million, $443 million, $281 million, $273 million and $677 million in fiscal years 1998 through 2002, respectively; and (viii) reduced pension costs of $116 million, $168 million and $404 million in fiscal years 2000 through 2002, respectively. The Financial Plan also sets forth gap closing actions for the 1998 through 2002 fiscal years, which include: (I) additional agency actions totaling $176 million, $595 million, $516 million, $494 million and $552 million in fiscal years 1998 through 2002, respectively, and (ii) assumed additional Federal and State aid of $100 million in each of fiscal years 1999 through 2002.

     The 1998 Modification and the 1999-2002 Financial Plan include a proposed discretionary transfer in the 1998 fiscal year of approximately $2.0 billion to pay debt service due in the 1999 fiscal year, and a proposed discretionary transfer in the 1999 fiscal year of $416 million to pay debt service due in fiscal year 2000, included in the Budget Stabilization Plan for the 1998 and 1999 fiscal years, respectively. In addition, the Financial Plan reflects proposed tax reduction programs totaling $237 million, $537 million, $657 million and $666 million in fiscal years 1999 through 2002, respectively, including the elimination of the City sales tax on all clothing as of December 1, 1999, a City funded acceleration of the State funded personal income tax reduction for the 1999 through 2001 fiscal years, the extension of current tax reductions for owners of cooperative and condominium apartments starting in fiscal year 2000 and a personal income tax credit for child care and for residential holders of Subchapter S corporations, which are subject to State legislative approval, and reduction of the commercial rent tax commencing in fiscal year 2000.

     Although the City has maintained balanced budgets in each of its last sixteen fiscal years and is projected to achieve balanced operating results for the 1998 fiscal year, there can be no assurance that the gap closing actions proposed in the Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

     The City derives its revenues from a variety of local taxes, user charges and miscellaneous revenues, as well as from Federal and State unrestricted and categorical grants. State aid as a percentage of the City's revenues has remained relatively constant over the period from 1980 to 1997, while unrestricted Federal aid has been sharply reduced. The City projects that local revenues will provide approximately 66.9% of total revenues in the 1998 fiscal year while Federal aid, including categorical grants, will provide 13.2%, and State aid, including unrestricted aid and categorical grants, will provide 19.7%.

     The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short term obligations within their fiscal year of issuance. The City has issued $1.075 billion of short term obligations in fiscal year 1998 to finance the City's projected cash flow needs for the 1998 fiscal year. The City issued $2.4 billion of short term obligations in fiscal year 1997. Seasonal financing requirements for the 1996 fiscal year increased to $2.4 billion from $2.2 billion and $1.75 billion in the 1995 and 1994 fiscal years, respectively. The delay in the adoption of the State's budget in certain past fiscal years has required the city to issue short term notes in amounts exceeding those expected early in such fiscal years.

     The City makes substantial capital expenditures to reconstruct and rehabilitate the city's infrastructure and physical assets, including City mass transit facilities, sewers, streets, bridges and tunnels, and to make capital investments that will improve productivity in City operations.

     The City utilizes a three tiered capital planning process consisting of the Ten Year Capital Strategy, the Four Year Capital Plan and the current year Capital Budget. The Ten Year Capital Strategy is a long term planning tool designed to reflect fundamental allocation choices and basic policy objectives. The Four Year Capital Program translates mid-range policy goals into specific projects. The Capital Budget defines specific projects and the timing of their initiation, design, construction and completion.

     This City's projection of its capital financing need pursuant to the Mayor's Declaration of Need and Proposed Transitional Capital Plan of June 30, 1997 indicates additional projected debt and contract liabilities of approximately $3 billion for fiscal year 1998. To provide for the City's capital program, State legislation was enacted which created the Finance Authority, the debt of which is not subject to the general debt limit. Without the Finance Authority or other legislative relief, new contractual commitments for the City's general obligation financed capital program would have been virtually brought to a halt during the Financial Plan period beginning early in the 1998 fiscal year. By utilizing projected Finance Authority borrowing and including the Finance Authority's projected borrowing as part of the total debt incurring power set forth in the following table, the City's total debt incurring power has been increased. Even with the increase, the City may reach the limit of its capacity to enter into new contractual commitments in fiscal year 2000.

     Other Localities. Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The cities of Yonkers and Troy continue to operate under State-ordered control agencies. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 1998-99 fiscal year.

     Eighteen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities, and twenty-eight municipalities received more than $32 million in targeted unrestricted aid in the 1997-98 budget. Both of these emergency aid packages were largely continued through the 1998-99 budget. The State also dispersed an additional $21 million among all cities, towns and villages after enacting a 3.9 percent increase in General Purpose State Aid in 1997-98 and continued this increase in 1998- 99.

     The 1998-99 budget includes an additional $29.4 million in unrestricted aid targeted to 57 municipalities across the State. Other assistance for municipalities with special needs totals more than $25.6 million. Twelve upstate cities will receive $24.2 million in one-time assistance from a cash flow acceleration of State aid.

     Municipalities and school districts have engaged in substantial short term and long term borrowings. In 1996, the total indebtedness of all localities in the State other than New York City was approximately $20.0 billion. A small portion (approximately $77.2 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to State enabling legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Twenty-one localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1996.

                                   APPENDIX E

                      EVERGREEN PENNSYLVANIA TAX FREE FUND

General

     The Commonwealth of Pennsylvania, the fifth most populous state, historically has been identified as a heavy industry state, although that reputation has changed with the decline of the coal, steel and railroad industries and the resulting diversification of the Commonwealth's industrial composition. The major new sources of growth are in the service sector, including trade, medical and health services, educational and financial institutions. Manufacturing has fallen behind in both the service sector and the trade sector as a source of employment in Pennsylvania. The Commonwealth is the headquarters for 58 major corporations. Pennsylvania's average annual unemployment rate for the year 1990 has generally not been more than one percent greater or lesser than the nation's annual average unemployment rate. The seasonally adjusted unemployment rate for Pennsylvania for May, 1998 was 4.3% and for the United States for May, 1998 was 4.3%. The population of Pennsylvania,12.02 million people in 1997 according to the U.S. Bureau of the Census, represents an increase from the 1988 estimate of 11.846 million. Per capita income in Pennsylvania for 1996 of $24, 803 was higher than the per capita income of the United States of $24,426. The Commonwealth's General Fund, which receives all tax receipts and most other revenues and through which debt service on all general obligations of the Commonwealth are made, closed fiscal years ended June 30, 1995, June 30, 1996 and June 30, 1997 with positive fund balances of $688.304 million, $635.182 million and $1,364.9 million respectively.

Debt

     The Commonwealth may incur debt to rehabilitate areas affected by disaster, debt approved by the electorate, debt for certain capital projects (for projects such as highways, public improvements, transportation assistance, flood control, redevelopment assistance, site development and industrial development) and tax anticipation debt payable in the fiscal year of issuance. The Commonwealth had outstanding general obligation debt of $4.795 million at June 30, 1997. The
Commonwealth is not permitted to fund deficits between fiscal years with any form of debt. All year-end deficit balances must be funded within the succeeding fiscal year's budget. At March 11, 1997, all outstanding general obligation bonds of the Commonwealth were rated AA- by Standard & Poor's Corporation and Aa3 by Moody's Investors Service, Inc. (see Appendix H). There can be no assurance that these ratings will remain in effect in the future. Over the five-year period ending June 30, 2003, the Commonwealth has projected that it will issue notes and bonds totaling $2,984.5 million and retire bonded debt in the principal amount of $2,350.9 million.

     Certain agencies created by the Commonwealth have statutory authorization to incur debt for which Commonwealth appropriations to pay debt service thereon are not required. As of June 30, 1997, one of these agencies, the Pennsylvania Turnpike Commission, had total outstanding indebtedness of $1,177.6 million. The Combined total debt outstanding for all other above mentioned agencies as of December 31, 1997 was $7,047.4. The debt of these agencies is supported by assets of, or revenues derived from, the various projects financed and is not an obligation of the Commonwealth. Some of these agencies, however, are indirectly dependent on Commonwealth appropriations. The only obligations of agencies in the Commonwealth that bear a moral obligation of the Commonwealth are those issued by the Pennsylvania Housing Finance Agency ("PHFA"), a state-created agency which provides housing for lower and moderate income families, and The Hospitals and Higher Education Facilities Authority of Philadelphia (the "Hospital Authority"), an agency created by the City of Philadelphia to acquire and prepare various sites for use as intermediate care facilities for the mentally retarded.

Local Government Debt

     Numerous local government units in Pennsylvania issue general obligation (i.e., backed by taxing power) debt, including counties, cities, boroughs, townships and school districts. School district obligations are supported indirectly by the Commonwealth. The issuance of non-electoral general obligation debt is limited by constitutional and statutory provisions. Electoral debt, i.e., that approved by the voters, is unlimited. In addition, local government units and municipal and other authorities may issue revenue obligations that are supported by the revenues generated from particular projects or enterprises. Examples include municipal authorities (frequently operating water and sewer systems), municipal authorities formed to issue obligations benefitting hospitals and educational institutions, and industrial development authorities, whose obligations benefit industrial or commercial occupants. In some cases, sewer or water revenue obligations are guaranteed by taxing bodies and have the credit characteristics of general obligations debt.

Litigation

     Pennsylvania is currently involved in certain litigation where adverse decisions could have an adverse impact on its ability to pay debt service. For example, in Baby Neal v. Commonwealth, the American Civil Liberties Union filed a lawsuit against the Commonwealth seeking an order that would require the Commonwealth to provide additional funding for child welfare services. County of Allegheny v. Commonwealth of Pennsylvania involves litigation regarding the state constitutionality of the statutory scheme for county funding of the judicial system. In Pennsylvania Association of Rural and Small Schools v. Casey, the constitutionality of Pennsylvania's system for funding local school districts has been challenged. No estimates for the amount of these claims are available.

Other Factors

     The performance of the obligations held by the Fund issued by the Commonwealth, its agencies, subdivisions and instrumentalities are in part tied to state-wide, regional and local conditions within the Commonwealth and to the creditworthiness of certain non-Commonwealth related obligers, depending upon the Pennsylvania Fund's portfolio mix at any given time. Adverse changes to the state-wide, regional or local economies or changes in government may adversely affect the creditworthiness of the Commonwealth, its agencies and municipalities, and certain other non-government related obligers of Pennsylvania tax-free obligations (e.g., a university, a hospital or a corporate obligor). The City of Philadelphia, for example, experienced severe financial problems which impaired its ability to borrow money and adversely affected the ratings of its obligations and their marketability. Conversely, some obligations held by the Fund will be almost exclusively dependent on the creditworthiness of one underlying obligor, such as a project occupant or provider of credit or liquidity support.

                                   APPENDIX F

                    EVERGREEN CONNECTICUT MUNICIPAL BOND FUND


     As described in the prospectus, the Fund will generally invest in Connecticut municipal obligations. The performance of the Fund is therefore susceptible to political, economical and regulatory factors affecting the State of Connecticut and governmental bodies within the State of Connecticut. The information summarized below briefly describes some of the more significant factors that could affect the performance of the Fund or the ability of the obligors to pay debt service on certain of the securities. Such information is derived from sources that are generally available to investors and is believed to be accurate. It is based on information from official statements of issuers located in the State of Connecticut as well as other publicly available documents. The Fund has not independently verified any of the information contained in such statements and documents.

State Economy

     General. Connecticut, the southernmost of the New England States, is located on the northeast coast and is bordered by Long Island Sound, New York, Massachusetts and Rhode Island. Connecticut is situated directly between the financial centers of Boston and New York and is a highly developed and urbanized state. More than one-quarter of the total population of the United States and approximately 60% of the Canadian population live within 500 miles of the State. The State's population grew at a rate which exceeded the United States' rate of population growth during the period 1940 to 1970, slowed substantially during the 1970s and 1980s, and declined in the years 1992 through 1995.

     Connecticut's economic performance is measured by personal income which has been and is expected to remain among the highest in the nation; gross state product (the current market value of all final goods and services produced by labor and property located within the State) which demonstrated stronger output growth than the nation in general during the 1980s and a lower growth in the 1990s; and employment which, although rising, still remains below the levels achieved in the late 1980s as manufacturing employment has declined and non-manufacturing employment has recovered most of its losses.

     Defense Industry. One important component of the manufacturing sector in Connecticut is defense related business. Approximately one-quarter of manufacturing establishments and total manufacturing employees in Connecticut are involved in defense related businesses. Nonetheless, its significance in the state economy has declined considerably due to the scaling back of the national defense budget in the past decade, spending on defense procurement as well as outlays for personnel, research and development and construction has been dramatically reduced. In fiscal year 1996, Connecticut received $2,638 million of prime contact awards. This accounted for 2.4% of national total awards and ranked thirteenth in total defense dollars awarded and fifth in per capita dollars awarded among the 50 states. As measured by defense contract awards as a percent of Gross State Product (GSP), awards to Connecticut based firms has fallen to 2.1% of GSP in fiscal year 1996, down from over 12% of GSP as recently as fiscal year 1982.

     Similar to other states with a dependence on the defense budget, these cuts not only negatively affect Connecticut's defense employment but also other sectors that provide "support" activities to defense related businesses. These budget cuts ultimately impact other industries in the manufacturing sector and further extend to the nonmanufacturing sector such as grocery stores, gas stations, and real estate, etc.

State Budgetary Process

     Balanced Budget Requirement. In November 1992, State electors approved an amendment to the State Constitution providing that the amount of general budget expenditures authorized for any fiscal year shall not exceed the estimated amount of revenue for such fiscal year. This amendment also provides for a cap on budget expenditures. The General Assembly is precluded from authorizing an increase in general budget expenditures for any fiscal year above the amount of general budget expenditures authorized for the previous fiscal year by a percentage which exceeds the greater of the percentage increase in personal income or the percentage increase in inflation, unless the Governor declares an emergency or the existence of extraordinary circumstances and at least three-fifths of the members of each house of the General Assembly vote to exceed such limit for the purposes of such emergency or extraordinary circumstances. The limitation on general budget expenditures does not include expenditures for the payment of bonds, notes or other evidences of indebtedness. There is no statutory or constitutional prohibition against bonding for general budget expenditures.

     Biennium Budget. The State's fiscal year begins on July 1 and ends June 30. The Connecticut General Statutes require that the budgetary process be on a biennium basis. The Governor is required to transmit a budget document in February of each odd-numbered year setting forth the financial program for the ensuing biennium with a separate budget for each of the two fiscal years and a report which sets forth estimated revenues and expenditures for the three fiscal years after the biennium to which the budget document relates. In each even-numbered year, the Governor must prepare a report on the status of the budget enacted in the previous year with any recommendations for adjustments and revisions, and a report, with revisions, if any, which sets forth estimated revenues and expenditures for the three fiscal years after the biennium in progress.

     Adoption of the Budget. The Governor or a representative appeals before the appropriate committee of the General Assembly to explain and address questions concerning the budget document. Prior to June 30 of each odd-numbered year, the General Assembly generally enacts one bill making all appropriations for the next two fiscal years and setting forth revenue estimates for those years. Subsequent appropriations of revenue bills are occasionally passed.

     Line Item Veto. Under the State Constitution, the Governor has the power to veto any line of any itemized appropriations bill while at the same time approving the remainder of the bill. A statement identifying the items so disapproved and explaining the reasons therefore must be transmitted with the bill to the Secretary of the State and, when in session, the General Assembly. The General Assembly may separately reconsider and re-pass such disapproved appropriation items by a two-thirds vote of each house.

State General Fund

     The State finances most of its operations through the General Fund. However, certain State functions are financed through other State funds.

     1996-97 Operations. The Comptroller's August 29, 1997 annual report indicated a 1996-97 General Fund surplus of $262.6 million. This surplus was primarily the result of higher than anticipated revenue collections, the most significant of which was an increase in personal income tax collections. The improved revenue results are offset somewhat by Medicaid expenditures higher than appropriations, and the prepayment of expenditures for the 1997-98 fiscal year.

     1997-98 Operations. The adopted budget for fiscal 1997-98 anticipated General Fund revenues of $9,342.4 million and General Fund expenditures of $9,342.2 million resulting in a projected surplus of $0.3 million.

     The Comptroller's monthly report for the period ending April 30, 1998, indicated a projected General Fund surplus of $191.9 million. This surplus is primarily the result of revenue collections which exceeded the original estimates adopted by the General Assembly by $691.2 million. Expenditures for the fiscal year were also increased, including $115.0 million for a one time tax rebate program and $79.5 million for Year 200 conversions.

     No assurance can be given that the final year-end report of the Comptroller will not indicate changes in the anticipated General Fund result. Any unappropriated surplus will be deposited into the Budget Reserve Fund, pursuant to the limits set forth in the Connecticut General Statutes, and the balance will be used to reduce bonded indebtedness. The Budget Reserve Fund contains a balance of $336.9 million prior to any transfer for fiscal year 1997-98.

     Adopted Budget 1998-99. On February 4, 1998, the Governor submitted to the legislature a status report including proposed Midterm Budget Adjustments for the 1998-99 fiscal year. After consideration of the Governor's proposal, the legislature adopted budget adjustments for fiscal year 1998-99 in Special Act No. 98-6. The adopted Midterm Budget Adjustments for fiscal year 1998- 99 anticipate General Fund expenditures of $9,972.4 million, General Fund revenues of $9,992.0 million and an estimated General Fund surplus of $19.6 million.

     The enacted Midterm Budget Adjustments for fiscal year 1998-99 are within the limits imposed by the expenditure cap. For fiscal year 1998-99, permitted growth in capped expenditures is estimated at 4.86%. The enacted Midterm Budget Adjustments would result in a fiscal 1998-99 budget that is $82.3 million below the expenditure cap.

State Debt

     Constitutional Provisions. The State has no constitutional limit on its power to issue obligations or incur debt other than it may borrow only for public purposes. There are no reported court decisions relating to State bonded debt other than two cases validating the legislative determination of the public purpose for improving employment opportunities and related activities. The State Constitution has never required a public referendum on the question of incurring debt. Therefore, the authorization and issuance of State debt, including the purpose, amount and nature thereof, the method and manner of the incidence of such debt, the maturity and terms of repayment thereof, and other related matters are statutory.

     Types of State Debt. Pursuant to various public and special acts the State has authorized a variety of types of debt. These types fall generally into the following categories: direct general obligation debt, which is payable from the State's General Fund; special tax obligation debt, which is payable from specified taxes and other funds which are maintained outside the State's General Fund; and special obligation and revenue debt, which is payable from specified revenues or other funds which are maintained outside the State's General Fund. In addition, the State has a number of programs under which the State is contingently liable on the debt of certain State quasi-public agencies and political subdivisions.

     Statutory Authorization and Security Provisions for State General Obligation Debt. In general the State issues general obligation bonds pursuant to specific statutory bond acts and Section 3-20 of the Connecticut General Statues, the State general obligation bond procedure act. That act provides that such bonds shall be general obligations of the State and that the full faith and credit of the State of Connecticut are pledged for the payment of the principal of an interest on such bonds as the same become due. Such act further provides that, as a part of the contract of the State with the owners of such bonds, appropriation of all amounts necessary for the punctual payment of such principal and interest is made, and the Treasurer shall pay such principal and interest as the same become due. As of December 1, 1997, there was legislatively authorized general obligation bond indebtedness in the aggregate amount of $11,460,239,000, of which $10,159,950,000 had been approved for issuance and $9,181,272,000 had been issued. As of December 1, 1997, $6,877,330,000 was outstanding.

     There are no State Constitutional provisions precluding the exercise of State power by statute to impose any taxes, including taxes on taxable property in the State or on income, in order to pay debt service on bonded debt now or thereafter incurred. The constitutional limit on increases in general fund expenditures for any fiscal year does not include expenditures for the payment of bonds, notes or other evidences of indebtedness. There are also no constitutional or statutory provisions requiring or precluding the enactment of liens on or pledges of State general fund revenues or taxes, or the establishment of priorities for payment of debt service on the State's general obligation bonds. There are no express statutory provisions establishing any priorities in favor of general obligation bondholders over other valid claims against the State.

     Statutory Debt Limit. Section 3-21 of the Connecticut General Statutes provides that no bonds, notes or other evidences of indebtedness for borrowed money payable from General Fund tax receipts of the State shall be authorized by the General Assembly except to the extent such authorization shall cause the aggregate amount of (1) the total amount of bonds, notes or other evidences of indebtedness payable from General Fund tax receipts authorized by the General Assembly but which have not been issued and (2) the total amount of such indebtedness which has been issued and remains outstanding, to exceed 1.6 times the total estimated General Fund tax receipts of the State for the fiscal year in which any such authorization will become effective, as estimated for such fiscal year by the joint standing committee of the General Assembly having cognizance of finance, revenue and bonding. However, in computing the aggregate amount of indebtedness at any time, there shall be excluded or deducted revenue anticipation notes having a maturity of one year or less, refunded indebtedness, bond anticipation notes, borrowings payable solely from the revenues of a particular project, the balances of debt retirement funds associated with indebtedness subject to the debt limit as certified by the Treasurer, the amount of federal grants certified by the Secretary of the Office of Policy and Management as receivable to meet the principal of certain indebtedness, all authorized and issued indebtedness to fund any budget deficits of the State for any fiscal year ending on or before June 30, 1991, and all authorized debt to fund the Connecticut Development Authority's tax increment bond program under
Section 32-285 of the Connecticut General Statutes. For purpose of the debt limit statute, all bonds and notes issued or guaranteed by the State and payable from General Fund tax receipts are counted against the limit, except for the exclusions or deductions described above.

     In accordance with Section 2-27b of the Connecticut General Statutes, the Treasurer shall compute the aggregate amount of indebtedness as of January 1 and July 1 of each year and shall certify the results of such computation to the Governor and the General Assembly. If the aggregate amount of indebtedness reaches 90% of the statutory debt limit, the Governor shall review each bond act for which no bonds, notes or other evidences of indebtedness have been issued, and recommend to the General Assembly priorities for repealing authorizations for remaining projects.

     Ratings. As of March 18, 1998, all outstanding general obligation bonds of the State were rated AA3 by Moody's Investors Service, Inc., AA- by Standard & Poor's Rating Service, a division of the McGraw-Hill Companies, Inc., and AA by Fitch IBCA, Inc. There can be no assurance that these ratings will remain in effect in the future.

     Obligations of Other State Issuers. The State conducts certain of its operations through State funds other than the General Fund and pursuant to legislation may issue debt secured by special taxes or revenues pledged to such funds. In addition, there are a number of state agencies and instrumentalities of the State that issue conduit revenue obligations payable from payments by private borrowers. These entities are subject to various economic risks uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.

Litigation

     The State, its officers and employees are defendants in numerous lawsuits. The ultimate disposition and fiscal consequences of these lawsuits are not presently determinable. In the cases described below the fiscal impact of an adverse decision might be significant but is not determinable at this time. The cases described in this section generally do not include any individual case where the fiscal impact of an adverse judgment is expected to be less than $15 million, but adverse judgments in a number of such cases could, in the aggregate and in certain circumstances, have a significant impact.

     Connecticut Criminal Defense Lawyers Association v. Forst is an action brought in 1989 in Federal Court alleging a pervasive campaign by the State and various State Police officials of illegal electronic surveillance, wiretapping and bugging for a number of years at Connecticut State Police facilities. The plaintiffs seek compensatory damages, punitive damages, as well as other damages and costs and attorneys fees, as well as temporary and permanent injunctive relief. In November 1991, the court issued an order which will allow the plaintiffs to represent a class of all persons who participated in wire or oral communications to, from, or within State Police facilities between January 1, 1974 and November 9, 1989 and whose communications were intercepted, recorded and/or used by the defendants in violation of the law. This class includes a sub-class of the Connecticut State Police Union, current and former Connecticut State Police officers who are not defendants in this or any consolidated case, and other persons acting on behalf of the State Police who participated in oral or wire communications to, from or within State Police facilities between such dates.

     Sheff v. O'Neill is a Superior Court action brought in 1989 on behalf of black and Hispanic school children in the Hartford school district. The plaintiffs sought a declaratory judgment that the public schools in the greater Hartford metropolitan area are segregated de facto by race and ethnicity and are inherently unequal to their detriment. They also sought injunctive relief against state officials to provide them with an "integrated education." On April 12, 1995, the Superior Court entered judgment for the State. On July 9, 1996, the State Supreme Court reversed the Superior Court judgment and remanded the case with direction to render a declaratory judgment in favor of the plaintiffs. The Court directed the legislature to develop appropriate measures to remedy the racial and ethnic segregation in the Hartford public schools. The Supreme Court also directed the Superior Court to retain jurisdiction of this matter. In response to the Supreme Court decision, the 1997 General Assembly enacted P.A. 97-290, an Act Enhancing Educational Choices and Opportunities. Plaintiffs, the Supreme Court recently ordered the State to show cause as to whether there has been compliance with the Supreme Court's ruling.

     The Connecticut Traumatic Brain Injury Association, Inc. v. Hogan is a Federal District Court civil rights action brought in 1990 on behalf of all persons with retardation or traumatic brain injury who have been, or may be, placed in Norwich, Fairfield Hills or Connecticut Valley Hospitals. The plaintiffs claim that the treatment and training they need is unavailable in state hospitals for the mentally ill and that placement in those hospitals violates their constitutional rights. The plaintiffs seek relief which would require that the plaintiff class members be transferred to community residential settings with appropriate support services. This case has been settled as to all persons with mental retardation by their eventual discharge from Norwich and Fairfield Hills Hospital. The case is still proceeding as to those persons with traumatic brain injury. The Court recently expanded the class of plaintiffs to include persons who are in the custody of the Department of Mental Health and Addiction Services at any time during the pendency of the case for treatment or benefits in any program which is provided by or is the responsibility of the State, by reason of being diagnosed with acquired brain injury (which includes traumatic and other brain injuries).

     Johnson v. Rowland is a Superior Court action brought in 1998 in the name of several public school students and the Connecticut municipalities in which the students reside, seeking a declaratory judgement that the State's current system of financing public education through local property taxes and State payments to municipalities determined under a statutory Education Cost Sharing ("ECS") formula violates the Connecticut Constitution. Additionally, the suit seeks various injunctive orders requiring the State to, among other things cease implementation of the present system, modify the ECS formula, and fund the ECS formula at the level contemplated in the original 1988 public act which established the ECS.

     Several suits have been filed since 1977 in the Federal District Court and the Connecticut Superior Court on behalf of alleged Indian Tribes in various parts of the State, claiming monetary recovery as well as ownership to land in issue. Some of these suits have been settled or dismissed. The plaintiff group in the remaining suits is the alleged Golden Hill Paugussett Tribe and the lands involved are generally located in Bridgeport, Trumbull, Orange, Shelton and Seymour.

Local Government Debt

     General. Numerous governmental units, cities, school districts and special taxing districts, issue general obligation bonds backed by their taxing power. Under Connecticut statutes, such entities have the power to levy ad valorem taxes on all taxable property without limit as to rate or amount, except as to certain classified property such as certified forest land taxable at a limited rate and dwelling houses of qualified elderly persons of low income or qualified disabled persons taxable at limited amounts. Under existing statutes, the State is obligated to pay to such entities the amount of tax revenue which it would have received except for the limitation on its power to tax such dwelling houses.

     Payment of principal and interest on such general obligations is not limited to property tax revenues or any other revenue source, but certain revenues may be restricted as to use and therefore may not be available to pay debt service on such general obligations.

     Local government units may also issue revenue obligations, which are supported by the revenues generated from particular projects or enterprises.

     Debt Limit. Pursuant to the Connecticut General Statutes, local governmental units are prohibited from incurring indebtedness in any of the following categories if such indebtedness would cause the aggregate indebtedness in that category to exceed, excluding sinking fund contributions, the multiple for such category times the aggregate annual tax receipts of such local governmental unit for the most recent fiscal year ending prior to the date of issue:

         DEBT CATEGORY                                                MULTIPLE

(I)      all debt other than urban renewal projects,

         water pollution control projects and school

         building projects............................................2 1/4

(ii)     urban renewal projects.......................................3 1/4

(iii)    water pollution control projects.............................3 3/4

(iv)     school building projects.....................................4 1/2

(v)      total debt, including (I), (ii), (iii) and (iv)

         above........................................................7

                                   APPENDIX G

                    EVERGREEN NEW JERSEY TAX FREE INCOME FUND

New Jersey Municipal Securities

     The financial condition of the State of New Jersey, its public authorities (the "Authorities") and its local governments, could affect the market values and marketability of, and therefore the net asset value per share and the interest income of New Jersey Tax Free Income Fund, or result in the default of existing obligations, including obligations which may be held by the Fund. The following section provides only a brief summary of the complex factors affecting the financial situation in New Jersey and is based on information obtained from New Jersey, certain of its Authorities and certain other localities, as publicly available on the date of this Statement of Additional Information. The information contained in such publicly available documents has not been independently verified. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of New Jersey, and that there is no obligation on the part of New Jersey to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by New Jersey.

Economic Factors

     New Jersey is the ninth largest state in population and the fifth smallest in land area. With an average of 1,077 people per square mile, it is the most densely populated of all the states. The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. The extensive facilities of the Port Authority of New York and New Jersey, the Delaware River Port Authority and the South Jersey Port Corporation across the Delaware River from Philadelphia augment the air, land and water transportation complex which has influenced much of the State's economy. The State's central location in the northeastern corridor, the transportation and port facilities and proximity to New York City make the State an attractive location for corporate headquarters and international business offices. According to the United States Bureau of the Census, the population of New Jersey was 7,170,000 in 1970, 7,365,000 in 1980, 7,730,000 in 1990 and 7,988,000 in 1996. Historically, New Jersey's average per capita income has been well above the national average, and in 1996 the State ranked second among the states in per capita personal income ($31,053).

     While New Jersey's economy continued to expand during the late 1980s, the level of growth slowed considerably after 1987. By the beginning of the national recession in July 1990 (according to the National Bureau of Economic Research), construction activity had already been declining in New Jersey for nearly two years, growth had tapered off markedly in the service sectors and the long-term downward trend of factory employment had accelerated, partly because of a leveling off of industrial demand nationally. The onset of recession caused an acceleration of New Jersey's job losses in construction and manufacturing, as well as an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities and trucking and warehousing. The net effect was a decline in the State's total nonfarm wage and salary employment from a peak of 3,689,800 in 1989 to a low of 3,457,900 in 1992. This loss has been followed by an employment gain of 255,600 from May 1992 to June 1997, a recovery of 97.5% of the jobs lost during the recession. In July 1991, S&P lowered the State's general obligation bond rating from AAA to AA+.

     Reflecting the downturn, the rate of unemployment in the State rose from a low of 3.6% during the first quarter of 1989 to a recessionary peak of 8.5% during 1992. Since then, the unemployment rate fell to 6.2% during 1996 and 5.5% for the six month period from January 1997 through June 1997.

     For the recovery period as a whole, May 1992 to June 1997, service-producing employment in New Jersey has expanded by 283,500 jobs. Hiring has been reported by food stores, wholesale distributors, trucking and warehousing firms, security and commodity brokers, business and engineering/management service firms, hotels/hotel-casinos, social service agencies and health care providers other than hospitals. Employment growth was particularly strong in business services and its personnel supply component with increases of 17,300 and 7,500, respectively, in the 12-month period ending June 1997.

     In the manufacturing sector, employment losses slowed between 1992 and 1994. After an average annual job loss of 33,500 from 1989 through 1992, New Jersey's factory job losses fell to 13,300 during 1993 and 7,300 during 1994. During 1995 and 1996, however, manufacturing job losses increased slightly to 10,100 and 13,900 respectively, reflecting a slowdown in national manufacturing production activity. While experiencing growth in the number of production workers in 1994, the number declined in 1995 at the same time that managerial and office staff were also reduced as part of nationwide downsizing. Through August 1996, layoffs of white collar workers and corporate downsizing appear to be abating.

     Conditions have slowly improved in the construction industry, where employment has risen by 18,600 since its low in May 1992. Between 1992 and 1996, this sector's hiring rebound was driven primarily by increased homebuilding and nonresidential projects. During 1996 and the first five months of 1997, public works projects and homebuilding became the growth segments while nonresidential construction lessened but remained positive.

State Finances

     The State operates on a fiscal year beginning July 1 and ending June 30. For example, "Fiscal Year 1999" refers to the State's fiscal year beginning July 1, 1998 and ending June 30, 1999.

     The General Fund is the fund into which all State revenues not otherwise restricted by statute are deposited and from which appropriations are made. The largest part of the total financial operations of the State is accounted for in the General Fund. Revenues received from taxes and unrestricted by statute, most federal revenue and certain miscellaneous revenue items are recorded in the General Fund. The appropriations act provides the basic framework for the operation of the General Fund. Undesignated Fund Balances are available for appropriation in succeeding fiscal years. There have been positive Undesignated Fund Balances in the General Fund at the end of each year since the State Constitution was adopted in 1947. The estimates for Fiscal Year 1998 and Fiscal Year 1999 reflect the amounts contained in the Governor's Fiscal Year 1999 Budget Message delivered on February 10, 1998.

     In Fiscal Years 1996 and 1997, the actual General Fund balances were $442.0 million and $280.5 million, respectively, and total Undesignated Fund Balances were $882.2 million and $1,106.4 million. For Fiscal Years 1998 and 1999 General Fund balances are estimated to be $268.7 million and $144.0 million, respectively, and total Undesignated Fund Balances are estimated to be $1,021.3 million and $6750.0 million.

Fiscal Years 1998 and 1999 State Revenue Estimates

     Sales and Use Tax. The revised estimate forecasts Sales and Use tax collections for Fiscal Year 1998 as $4,720.0 million, a 6.9% increase from the Fiscal Year 1997 revenue. The Fiscal Year 1999 estimate of $4,928.0 million, is a 4.4% increase from the Fiscal Year 1998 estimate.

     Gross Income Tax. The revised estimate forecasts Gross Income Tax collections for Fiscal Year 1998 of $5,340.0 million, a 10.7% increase from Fiscal Year 1997 revenue. The Fiscal Year 1999 estimate of $5,860.0 million, is a 9.7% increase from the Fiscal Year 1998 estimate. Included in the Fiscal Year 1998 estimate and the Fiscal Year 1999 estimate is the enactment of a property tax deduction, to be phased in over a three-year period, permitting a deduction by resident taxpayers against gross income tax of a percentage of their property taxes.

     Corporation Business Tax. The revised estimate forecasts Corporation Business Tax collection for Fiscal Year 1998 as $1,315.1 million, a 2.2% decrease from Fiscal Year 1997 revenue. The Fiscal Year 1999 estimate of $1,431.0 million, is an 8.8% increase from the Fiscal Year 1998 estimate.

     General Considerations. Estimated receipts from State taxes and revenues, including the three principal taxes set forth above, are forecasts based on the best information available at the time of such forecasts. Changes in economic activity in the State and the nation, consumption of durable goods, corporate financial performance and other factors that are difficult to predict may result in actual collections being more or less than forecasted.

     Should revenues be less than the amount anticipated in the budget for a fiscal year, the Governor may, pursuant to statutory authority, prevent any expenditure under any appropriation. There are additional means by which the Governor may ensure that the State is operated efficiently and does not incur a deficit. No supplemental appropriation may be enacted after adoption of an appropriations act except where there are sufficient revenues on hand or anticipated, as certified by the Governor, to meet such appropriation. In the past when actual revenues have been less than the amount anticipated in the budget, the Governor has exercised her plenary powers leading to, among other actions, implementation of a hiring freeze for all State departments and the discontinuation of programs for which appropriations were budgeted but not yet spent. Under the State Constitution, no general appropriations law or other law appropriating money for any State purpose may be enacted if the amount of money appropriated therein, together with all other prior appropriations made for the same fiscal year, exceeds the total amount of revenue on hand and anticipated to be available for such fiscal year, as certified by the Governor.

                                   APPENDIX H

                          S&P AND MOODY'S BOND RATINGS

 S&P Corporate and Municipal Bond Ratings

A.       Municipal Notes

     An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria are used in making that assessment:

         a. Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note), and

         b. Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note ratings are as follows:

         1. SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         2. SP-2 - Satisfactory capacity to pay principal and interest.

         3. SP-3 - Speculative capacity to pay principal and interest.

B.       Tax Exempt Demand Bonds

         S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand or double feature.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+"). For the newer "demand notes", S&P note rating symbols, combined with the commercial paper symbols, are used (for example, "SP-1+/A-1+").

C.       Corporate and Municipal Bond Ratings

         An S&P corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the U.S., with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

The ratings are based, in varying degrees, on the following considerations:

         a. Likelihood of default and capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         b.  Nature of and provisions of the obligation; and

         c. Protection afforded by and relative position of the obligation in the event of bankruptcy reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         Plus (+) or Minus (-): To provide more detailed indications of credit quality, ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         A provisional rating is sometimes used by S&P. It assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

C.       Bond ratings are as follows:

         1. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         2. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         5. BB, B, CCC, CC and C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D.       Moody's Corporate and Municipal Bond Ratings

Moody's ratings are as follows:

         1. Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         2. Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         3. A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         4. Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         5. Ba - Bonds which are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         6. B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         7. Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         8. Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

         9. C - Bonds which are rated as C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Baa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
                                                        H-2

         10. Con. (...) - Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

         Those municipal bonds in the Aa, A, and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, and Baa 1.



                            MONEY MARKET INSTRUMENTS
         Money market securities are instruments with remaining maturities of one year or less such as bank certificates of deposit, bankers' acceptances, commercial paper (including variable rate master demand notes), and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

Commercial Paper

         Commercial paper will consist of issues rated at the time of purchase A-1, by S&P, or Prime-1 by Moody's or F-1 by Fitch; or, if not rated, will be issued by companies which have an outstanding debt issue rated at the time of purchase Aaa, Aa or A by Moody's, or AAA, AA or A by S&P or Fitch, or will be determined by a Fund's investment adviser to be of comparable quality.

A.       S&P Ratings

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The top category is as follows:

         1. A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         2. A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

B.       Moody's Ratings

         The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designation, judged to be investment grade, to indicate the relative repayment capacity of rated issuers.

         1. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are deemed to have a superior capacity for repayment of short term promissory obligations. Repayment capacity of Prime-1 issuers is normally evidenced by the following characteristics:

1)       leading market positions in well-established industries;

2)       high rates of return on funds employed;

3) conservative capitalization structures with moderate reliance on debt and ample asset protection;

4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

5) well established access to a range of financial markets and assured sources of alternate liquidity.

         In assigning ratings to issuers whose commercial paper obligations are supported by the credit of another entity or entities, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

                                   APPENDIX I

                               FITCH BOND RATINGS

Investment Grade Bond Ratings

         AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

         A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

         BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

         Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

         NR:  Indicates that Fitch does not rate the specific issue.

         Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

         Suspended: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

         Withdrawn: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

         FitchAlert: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raise or lowered. FitchAlert is relatively short-term and should be resolved within 12 months.

         Rating Outlook: An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

         Speculative Grade Bond Ratings BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes.

However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

         B: Bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

         CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

         CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

         C:  Bonds are in imminent default in payment of interest or principal.

         DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

         Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD", "DD", or "D" categories.

Short-Term Ratings

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

         F-2:  Good  Credit   Quality.   Issues  assigned  this  rating  have  a
satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

         F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

         F-5: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

         D: Default. Issues assigned this rating are in actual or imminent payment default.

         LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.
                                                       I-3

March 31, 1998

Annual Report








[Evergreen Logo Appears here]
Evergreen Funds (SM)
     SINCE 1932



Evergreen

State Municipal
Bond Funds

[Graphic appears here of metropolitan city with bond certificates in foreground]

                               Table of Contents




Letter to Shareholders ...................   1
Fund at a Glance
   California Tax Free Fund ..............   2
   Connecticut Municipal Bond Fund .......   4
   Massachusetts Tax Free Fund ...........   6
   Missouri Tax Free Fund ................   8
   New Jersey Tax Free Income Fund .......  10
   New York Tax Free Fund ................  12
   Pennsylvania Tax Free Fund ............  14
Financial Highlights
   California Tax Free Fund ..............  16
   Connecticut Municipal Bond Fund .......  18
   Massachusetts Tax Free Fund ...........  20
   Missouri Tax Free Fund ................  22
   New Jersey Tax Free Income Fund .......  24
   New York Tax Free Fund ................  26
   Pennsylvania Tax Free Fund ............  28


Schedule of Investments
   California Tax Free Fund ..............  31
   Connecticut Municipal Bond Fund .......  33
   Massachusetts Tax Free Fund ...........  35
   Missouri Tax Free Fund ................  37
   New Jersey Tax Free Income Fund .......  39
   New York Tax Free Fund ................  43
   Pennsylvania Tax Free Fund ............  45
Statements of Assets and Liabilities .....  49
Statements of Operations .................  50
Statements of Changes in Net Assets -
   Year Ended March 31, 1998 .............  51
   Year Ended March 31, 1997 .............  52
   For the Periods Indicated .............  53
Combined Notes to Financial
   Statements ............................  54
Independent Auditors' Report:
   KPMG Peat Marwick LLP .................  63
Additional Information ...................  64

                                Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with more than $47 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.


Mutual Funds:   ARE NOT FDIC INSURED   May lose value o Are not bank guaranteed




                          Evergreen Distributor, Inc.
     Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.
                                Copyright 1998.

                            Letter to Shareholders

                                    May 1998



                                Dear Shareholders:




                                The 12-month period that ended on March 31,
                                1998, proved to be an especially rewarding one
[Photograph appears here        for shareholders of the Evergreen state
 of William M. Ennis]           municipal bond funds, as investors received
                                generous
                                returns made even more impressive on an
                                after-tax basis.
William M. Ennis
Managing Director
                                The 12 months encompassed a period when the
U.S. economy showed stubborn resilience. Despite some international market uncertainty brought on by the Asian crisis, the economy in the United States continued to grow at a moderate rate, with restrained inflation. These factors, combined with a declining federal budget deficit, allowed interest rates to fall and bond prices to increase. The yields on longer-maturity bonds tended to decrease more than the yields on shorter-maturity bonds. For example, the yield on the 30-year Treasury fell during the 12 months from 7.07% to 5.93%, while the yield on the three-month Treasury remained fairly stable, declining only from 5.14% to 4.98%.

Competitive Performance

In this favorable economic and interest rate environment, the emphasis of the Evergreen state municipal bond funds on investments in securities with higher yields and longer maturities proved especially rewarding on both an absolute and after-tax basis.(1)

Positive Outlook

Going forward, Evergreen portfolio managers continue to see a generally supportive economic environment. With this scenario, the state municipal bond funds are emphasizing a strategy of careful security selection among higher-yielding, longer-maturity bonds. We believe this strategy gives continued opportunity for the funds to provide competitive performance for tax-conscious shareholders.

The Evergreen Funds Commitment

At Evergreen Funds, we are committed to providing a broad array of funds with a variety of investment objectives to help investors pursue goals consistent with their needs and risk tolerances. We encourage you, if you have any questions about this fund or any other Evergreen Fund, to consult your financial advisor or call us at 800-343-2898.

Thank you for your continued investment with Evergreen Funds.

Sincerely,


/s/ Bill Ennis



William M. Ennis
Managing Director
Evergreen Funds

(1) Some portion of the Funds' income may be subject to the Federal Alternative Minimum Tax (AMT).

                                   EVERGREEN
                            California Tax Free Fund




                     Fund at a Glance as of March 31, 1998

                                   Portfolio
                                Characteristics


     Total Net Assets                                              $27,121,776

     Average Credit Quality                                                AAA

     Average Maturity                                               17.2 years

     Average Duration                                                8.9 years

            -------------------------------------------------------
                           CURRENT INVESTMENT STYLE





[Graphic of Style Box              Morningstar's Style Box is based on a
 appears here]                     portfolio date as of 3/31/98.

                                   The Fixed-Income Style Box placement is
                                   based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.


                                   Source: 1998 Morningstar, Inc.


--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*

                                                Class A     Class B     Class C
Inception Date                                2/1/94     2/1/94      2/1/94
Average Annual Returns
One year with sales charge                      5.30%      4.75%       8.77%
One year w/o sales charge                      10.55%      9.75%       9.77%
3 years                                         5.89%      5.96%       6.82%
Since Inception                                 4.05%      4.22%       4.56%
Maximum Sales Charge                            4.75%      5.00%       1.00%
                                             Front End      CDSC        CDSC
30-day SEC Yield                                4.11%      3.56%       3.56%
Taxable Equivalent**                            6.80%      5.89%       5.89%
12-month distributions per share              $ 0.44     $ 0.36      $ 0.36
Lipper ranking out of 26 California Insured
  Municipal Funds(1) (for the 1 year period
  ending 3/31/98)                                #12        #26         #24

 *Adjusted for maximum applicable sales charge.

**Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.



--------------------------------------------------------------------------------
                                LONG TERM GROWTH



[Growth Chart appears here with the following plot points]
                         Lehman Brothers CA.  Consumer     Lehman Brothers
        Class A Shares   Municipal Bond Index   Price Index  Muni. Bond Index

2/94         9,525           10,000               10,000       10,000
3/94         8,963            9,344               10,068        9,285
3/95         9,463           10,039               10,356        9,996
3/96        10,220           10,880               10,638       10,865
3/97        10,671           11,474               10,944       11,469
3/98        11,797           12,702               11,094       12,772


Comparison of a $10,000 investment in Evergreen California Tax Free Fund, Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index, the Lehman Brothers California Municipal Bond Index, and the Consumer Price Index.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Lehman Brothers Municipal Bond Index and the Lehman Brothers California Municipal Bond Index are unmanaged indices. These indices do not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through March 31, 1998.

                                   EVERGREEN
                            California Tax Free Fund





                                   Portfolio

                                  Management


                [Photograph appears here of George Kimball, CFA]



                              George Kimball, CFA
                             Tenure: January 1996


For the 12 months ended March 31, 1998, your Fund's Class A shares generated a total return of 10.55%, placing it in the top 46% of California municipal bond funds followed by Lipper Analytical Services, an independent mutual fund rating company.1 California municipal bondholders continued to benefit from the state's strong economic recovery and ongoing improvement in its fiscal operations. Demand has remained steady for California bonds, despite unusually heavy supply in the first quarter of 1998. Going forward, we believe supply will begin to moderate, which should be positive for prices. During the past twelve months, we focused on quality, yield, and total return. As the reporting period closed, 95% of the Fund was invested in securities rated "AAA". Bonds with higher ratings provided the most attractive relative value in our opinion, as their lower-rated counterparts typically offered little additional yield. To build yield, we emphasized Certificates of Participation (COPs), the Health and Hospitals sector and industrial revenue bonds, also maintaining a maximum position in securities that are subject to the alternative minimum tax (AMT). We increased total return potential in several ways. We invested in bonds with maturities of at least 20 years, as well as some zero coupon bonds, which enhanced price appreciation as interest rates declined. The Fund's substantial position of local general obligation bonds also contributed to the Fund's total return, by capitalizing on the state's economic and fiscal strength.

1 Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.

       ----------------------------------------------------------------
                             PORTFOLIO COMPOSITION
       (as a percentage of net assets)

       [Pie chart appears here with the following values]

       Lease Rental Bonds/
       Municipal Leases--23.1%

       Special Feature Revenue
       and General Obligation Bonds--22.1%

       Housing--13.6%


       Hospitals/Healthcare--11.8%

       General Obligation Notes/Bonds--9.1%

       Utility--5.3%

       Other investments and other
       assets and liabilities, net--4.4%

       Airport--4.1%

       Industrial Development/
       Pollution Control--3.8%

       Transportation--2.7%
       ----------------------------------------------------------------
                               PORTFOLIO QUALITY
       (as a percentage of portfolio assets)


       [Pie Chart appears here with the following values]



       AAA--94.6%

       A--3.5%

       B--1.9%

                                   EVERGREEN
                        Connecticut Municipal Bond Fund




                     Fund at a Glance as of March 31, 1998

                                   Portfolio
                                Characteristics


     Total Net Assets                                              $68,152,241

     Average Credit Quality                                                AA+

     Average Maturity                                              12.1 years

     Average Duration                                               7.2 years

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Lehman Brothers Municipal Bond Index and the Lehman Brothers Connecticut Municipal Bond Index are unmanaged indices. The indices do not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through March 31, 1998.


Performance information includes the performance of the Fund's predecessor common trust fund for periods before the Fund's registration statement became effective on November 24, 1997. Performance for the common trust fund has been adjusted to include the effect of estimated expenses based upon the mutual fund expense ratio as stated in the Fund's current Prospectus. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected.

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*

                                                Class Y
Inception Date                             1/31/81
Average Annual Returns
One year w/o sales charge                      n/a
One year with sales charge                   8.52%
3 years                                      6.26%
5 years                                      4.95%
10 years                                     5.94%
Since Inception                              7.20%
Maximum Sales Charge                           n/a
30-day SEC Yield                             4.11%
Taxable Equivalent**                         6.80%
Distribution per share for the period***   $ 0.10

*   Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

*** The period from the Fund's inception on November 24, 1997 through March 31,
   1998.
Note: No performance data is available for Class A and Class B shares; their inception dates were December 30, 1997 and January 9, 1998, respectively.



--------------------------------------------------------------------------------
                                LONG TERM GROWTH


[Line graph appears here with the following plot points]



                                  Lehman Brothers
              Class Y Shares    Municipal Bond Index  Consumer Price Index

3/88              10,000             10,000              10,000
3/90              11,159             11,583              11,047
3/92              13,004             14,239              11,957
3/94              14,206             16,394              12,635
3/96              15,928             19,089              13,350
3/98              17,814             22,285              13,923




Comparison of a $10,000 investment in Evergreen Connecticut Municipal Bond Fund, Class Y shares, versus a similar investment in the Lehman Brothers Municipal Bond Index and the Consumer Price Index.

Class Y shares represent an Institutional class of shares which has a lower expense ratio than Class A and Class B shares. Returns in Class A and Class B shares would be lower.

                                   EVERGREEN
                        Connecticut Municipal Bond Fund





                                   Portfolio

                                   Management



                   [Photograph appears here of Jocelyn Turner]


                                Jocelyn Turner
                             Tenure: November 1997



Spreads - or the difference in yields -
between high-rated and low-rated securities narrowed considerably in the municipal bond market over the last twelve months. We took advantage of this compression of spreads by focusing security selection on higher quality issues. Subsequently, the portfolio's weighting of AAA-rated issues increased from 59% to 66% during the fiscal year. Likewise, the Fund's duration increased nearly 13% during the same period. Duration was lengthened in response to our belief that rates would remain in a low and stable trading range, a forecast which proved accurate due primarily to moderating economic growth and benign inflation. Given our cautiously positive market outlook, we anticipate maintaining a duration which is neutral to modestly long during the coming months.


       ----------------------------------------------------------------
                             PORTFOLIO COMPOSITION
       (as a percentage of net assets)

        [Pie chart appears here with the following values]

          General Obligation Notes/Bonds--35.6%

          Hospitals/Healthcare--24.7%

          Other investments and other assets
          and liabilities, net--14.7%

          Education--8.0%

          Sales Tax--7.3%

          Industrial Development/
          Pollution Control--2.9%

          Housing--2.8%

          Escrow--2.5%

          Water & Sewer--1.5%


       ----------------------------------------------------------------
                               PORTFOLIO QUALITY
       (as a percentage of portfolio assets)


          [Pie chart appears here with the following values]


          AAA--66.2%

          AA--21.3%

          A--7.8%

          BAA--4.7%

                                   EVERGREEN
                          Massachusetts Tax Free Fund




                     Fund at a Glance as of March 31, 1998

                                   Portfolio
                                Characteristics


     Total Net Assets                                              $10,099,107

     Average Credit Quality                                                AAA

     Average Maturity                                               14.4 years

     Average Duration                                                7.3 years

            -------------------------------------------------------
                            CURRENT INVESTMENT STYLE





 [Graphic of Style Box             Morningstar's Style Box is based on a
  appears here]                    portfolio date as of 3/31/98.

                                   The Fixed-Income Style Box placement is
                                   based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

                                   Source: 1998 Morningstar, Inc.


--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*

                                               Class A     Class B     Class C
Inception Date                              2/4/94      2/4/94      2/4/94
Average Annual Returns
One year with sales charge                    5.25%       4.60%       8.62%
One year w/o sales charge                    10.50%       9.60%       9.62%
3 years                                       5.61%       5.63%       6.52%
Since Inception                               3.60%       3.69%       4.06%
Maximum Sales Charge                          4.75%       5.00%       1.00%
                                            Front-End      CDSC        CDSC
30-day SEC Yield                              3.85%       3.31%       3.31%
Taxable Equivalent**                          6.37%       5.48%       5.48%
12-month distributions per share           $ 0.42       $ 0.35      $ 0.35
Lipper Ranking out of 56 Massachusetts
  Municipal Debt Funds(1)
  (for the 1 year period ending 3/31/98)       #14         #39         #38

* Adjusted for maximum applicable sales charge.

**Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

1 Lipper Analytical Services, Inc., an independent mutual fund rating company.
 The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH

[Performance graph appears here with the following plot points]


                    Lehman Brothers        Consumer      Lehman Brothers
    Class A Shares  Municipal Bond Index   Price Index   Massachusetts Municipal Bond Index

2/94    9,525            10,000              10,000    10,000
3/94    8,820             9,344              10,068     9,359
3/95    9,370            10,039              10,356    10,088
3/96    9,993            10,880              10,638    10,919
3/97   10,484            11,474              10,944    11,532
3/98   11,585            12,702              11,094    12,728

Comparison of a $10,000 investment in Evergreen Massachusetts Tax Free Fund, Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index, the Lehman Brothers Massachusetts Municipal Bond Index, and the Consumer Price Index.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Lehman Brothers Municipal Bond Index and the Lehman Brothers Massachusetts Municipal Bond Index are unmanaged indices. These indices do not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through March 31, 1998.

                                   EVERGREEN
                          Massachusetts Tax Free Fund





                                   Portfolio

                                   Management


                  [Photograph of George Kimball appears here]



                              George Kimball, CFA
                              Tenure: January 1996



       For the twelve months ended March 31, 1998, your Fund's Class A shares produced a total return of 10.50%, placing it in the top 25% of the Massachusetts municipal bond funds followed by Lipper Analytical Services, an independent mutual fund rating company.1 The investment environment in Massachusetts continued to be positive. The state's general obligation bonds were upgraded to AA- from A+ in light of the strength of the Massachusetts economy and improving fiscal operations. These favorable conditions have been the driving force behind the strong performance of Massachusetts tax-exempt bonds, as investors absorbed heavy supply in the year's first quarter and continue to monitor the political uncertainties associated with the upcoming election year. With this as a background, we emphasized income, quality and total return. We focused on bonds with 15-20 year maturities and invested in some zero coupon bonds to increase the Fund's potential for total return. The Fund's heaviest sector weightings were in state and local general obligation bonds, the transportation sector, and water and sewer bonds. This enabled us to increase liquidity and benefit from the state's positive investment environment. We also invested in the Health and Hospitals sector and securities issued by the Commonwealth of Puerto Rico to increase the Fund's yield. As of the end of the reporting period, 73% of the Fund's assets were invested in AAA-rated securities.

       ----------------------------------------------------------------
                             PORTFOLIO COMPOSITION

       (as a percentage of net assets)


          [Pie chart appears here with the following values]

          General Obligation Notes/Bonds--34.6%

          Transportation--14.9%

          Water & Sewer--12.5%

          Education--12.0%

          Hospitals/Healthcare--10.8%

          Other investments and other assets
          and liabilities, net--7.9%

          Industrial Development/
          Pollution Control--4.1%

          Housing--3.2%




       ----------------------------------------------------------------
                               PORTFOLIO QUALITY

       (as a percentage of portfolio assets)


          [Pie Chart appears here with the following plot points]

          AAA--73.1%
          AA--15.7%
          A--5.7%
          BAA--5.5%

                                   EVERGREEN
                             Missouri Tax Free Fund




                     Fund at a Glance as of March 31, 1998

                                   Portfolio
                                Characteristics


     Total Net Assets                                              $25,439,198

     Average Credit Quality                                                 AA

     Average Maturity                                              17.2 years

     Average Duration                                               7.3 years

            -------------------------------------------------------
                            CURRENT INVESTMENT STYLE





[Graphic appears here]             Morningstar's Style Box is based on a
                                   portfolio date as of 3/31/98.

                                   The Fixed-Income Style Box placement is
                                   based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.


                                   Source: 1998 Morningstar, Inc.




--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*

                                              Class A     Class B     Class C
Inception Date                              2/1/94       2/1/94      2/1/94
Average Annual Returns
One year with sales charge                    5.73%        5.26%       9.15%
One year w/o sales charge                    11.01%       10.26%      10.15%
3 years                                       6.37%        6.44%       7.31%
Since Inception                               4.60%        4.61%       4.97%
Maximum Sales Charge                          4.75%        5.00%       1.00%
                                           Front End      CDSC        CDSC
30-day SEC Yield                              4.33%        3.80%       3.79%
Taxable Equivalent**                          7.17%        6.29%       6.27%
12-month distributions per share           $ 0.47       $ 0.39      $ 0.39
Lipper Ranking out of 24 Missouri
 Municipal Debt Funds(1)
  (for the 1 year period ending 3/31/98)        #3           #9         #11

 *Adjusted for maximum applicable sales charge.

**Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

1 Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH


[Line graph appears here with the following plot points]

                     Lehman Brothers        Consumer     Lehman Brothers
     Class A Shares  Municipal Bond Index  Price Index   Missouri Municipal Bond Index

2/94    9,525       10,000                    10,000            10,000
3/94    9,069        9,344                    10,068             9,315
3/95    9,545       10,039                    10,356            10,012
3/96   10,327       10,880                    10,638            10,863
3/97   10,866       11,474                    10,944            11,406
3/98   12,062       12,702                    11,094            12,571








Comparison of a $10,000 investment in Evergreen Missouri Tax Free Fund, Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index, the Lehman Brothers Missouri Municipal Bond Index, and the Consumer Price Index.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Lehman Brothers Municipal Bond Index and the Lehman Brothers Missouri Municipal Bond Index are unmanaged indices. These indices do not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through March 31, 1998.

                                   EVERGREEN
                             Missouri Tax Free Fund





                                   Portfolio

                                  Management



                  [Photograph appears here of George Kimball]


                              George Kimball, CFA
                             Tenure: January 1996


Your Fund's Class A shares returned 11.01% for the twelve-month period ended March 31, 1998, ranking it in the top 13% of the Missouri municipal bond funds followed by Lipper Analytical Services, an independent mutual fund rating company.1 Over the past twelve months, prices of Missouri municipal bonds rose on a combination of the State's ongoing sound fiscal and economic health, a limited supply of new Missouri tax-exempt debt and steady demand. We expect a similar relationship between supply and demand to exist as we head further into 1998, which should continue to be positive for Missouri bondholders. We emphasized income, quality and total return in managing your Fund. As of March 31, 1998, 54% of net assets were invested in securities rated "AAA". To enhance income, we held a substantial position in the Health and Hospitals sector, Leases and Certificates of Participation (COPs) and securities issued by the Commonwealth of Puerto Rico. We focused on bonds with 15-20 year maturities to improve both yield and total return potential. The yields on these bonds were higher and their prices rose faster than those with shorter maturities in the declining interest rate environment that existed over the past year.

       ----------------------------------------------------------------
                             PORTFOLIO COMPOSITION
       (as a percentage of net assets)

          [Pie graph appears here with the following values]

          Hospitals/Healthcare--23.5%

          General Obligation Notes/Bonds--22.8%

          Lease Rental Bonds/
          Municipal Leases--18.5%

          Utility--8.5%

          Housing--8.0%

          Water & Sewer--7.0%

          Education--6.3%

          Transportation--4.6%

          Other assets and liabilities, net--0.8%



       ----------------------------------------------------------------
                               PORTFOLIO QUALITY
       (as a percentage of portfolio assets)


          [Pie chart appears here with the following values]


          AAA--54.1%

          AA--19.7%

          A--15.5%

          BAA--6.4%

          Not Rated--4.3%

                                   EVERGREEN
                        New Jersey Tax Free Income Fund




                     Fund at a Glance as of March 31, 1998

                                   Portfolio
                                Characteristics


     Total Net Assets                                             $150,589,731

     Average Credit Quality                                                AA+

     Average Maturity                                              14.9 years

     Average Duration                                               8.6 years

             -------------------------------------------------------
                           CURRENT INVESTMENT STYLE





[Graphic appears here]             Morningstar's Style Box is based on a
                                   portfolio date as of 3/31/98.

                                   The Fixed-Income Style Box placement is
                                   based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

                                   Source: 1998 Morningstar, Inc.


--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*

                                      Class A     Class B     Class Y
Inception Date                     7/16/91     1/30/96     2/8/96
Average Annual Returns
One year with sales charge           4.15%       3.35%        n/a
One year w/o sales charge            9.34%       8.35%       9.44%
3 years                              5.35%          -           -
5 years                              4.98%          -           -
Since Inception                      6.52%       3.34%       5.36%
Maximum Sales Charge                 4.75%       5.00%        n/a
                                   Front End      CDSC
30-day SEC Yield                     4.27%       3.57%       4.58%
Taxable Equivalent**                 7.07%       5.91%       7.58%
12-month distributions per share   $ 0.62      $ 0.52      $ 0.63

 *Adjusted for maximum applicable sales charge.

**Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.







--------------------------------------------------------------------------------
                               LONG TERM GROWTH


[Line graph appears here with the following plot points]
                       Lehman Brothers Municipal
      Class A Shares       Bond Index               Consumer Price Index
7/91       9,525            10,000                      10,000
3/92      10,046            10,639                      10,228
3/93      11,384            11,972                      10,543
3/94      11,629            12,249                      10,808
3/95      12,415            13,160                      11,116
3/96      13,315            14,263                      11,419
3/97      13,938            15,041                      11,747
3/98      15,240            16,651                      11,909


Comparison of a $10,000 investment in Evergreen New Jersey Tax
Free Income Fund, Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index and the Consumer Price Index.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Lehman Brothers Municipal Bond Index is an unmanaged index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through March 31, 1998.

                                   EVERGREEN
                        New Jersey Tax Free Income Fund

                                   Portfolio

                                   Management


                    [Photograph appears here of Jocelyn Turner]








                                Jocelyn Turner
                             Tenure: November 1992



Investors witnessed a relatively scarce supply of municipal bonds within the state of New Jersey over the past twelve months.
Spreads - or the difference between yields - between high- and low-rated bonds narrowed considerably during the same period. This compression of spreads essentially meant that investors received less reward for assuming a greater amount of risk associated with lower-rated securities. As a result, we shifted our security selection to focus on higher quality issues. During the final months of the fiscal period, a portion of new inflows were allocated into cash as a protective measure against potentially increasing interest rates. Despite short-term volatility, we feel that moderating economic growth and benign inflation provide the backdrop for a low, stable trading range for interest rates over the long term. Subsequently, we anticipate maintaining a neutral to slightly longer duration in the coming months.


       ----------------------------------------------------------------
                             PORTFOLIO COMPOSITION
       (as a percentage of net assets)

          [Pie chart appears here with the following values]

          General Obligation Notes/Bonds--22.9%

          Other investments and other assets
          and liabilities, net--19.3%

          Water & Sewer--17.4%

          Hospitals/Healthcare--14.0%

          Transportation-13.4%

          Education--5.7%

          Escrow--3.7%

          Industrial Development/
          Pollution Control--1.8%

          Lease Rental Bonds/
          Municipal Leases--1.8%






       ----------------------------------------------------------------
                               PORTFOLIO QUALITY
       (as a percentage of portfolio assets)



          [Pie Chart Appears here with the following values]



          AAA--65.9%

          AA--21.9%

          A--6.8%

          BBB--2.1%

          Not Rated--3.3%

                                   EVERGREEN
                             New York Tax Free Fund




                     Fund at a Glance as of March 31, 1998

                                   Portfolio
                                Characteristics


     Total Net Assets                                              $22,268,608

     Average Credit Quality                                                AAA

     Average Maturity                                               15.9 years

     Average Duration                                                7.5 years

            -------------------------------------------------------
                           CURRENT INVESTMENT STYLE



[Graphic appears here]             Morningstar's Style Box is based on a
                                   portfolio date as of 3/31/98.

                                   The Fixed-Income Style Box placement is
                                   based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.


                                   Source: 1998 Morningstar, Inc.



--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*

                                              Class A     Class B     Class C
Inception Date                              2/4/94     2/4/94      2/4/94

Average Annual Returns

One year with sales charge                    5.31%      4.80%       8.69%

One year w/o sales charge                    10.56%      9.80%       9.69%

3 years                                       5.97%      6.04%       6.93%

Since Inception                               4.46%      4.53%       4.90%

Maximum Sales Charge                          4.75%      5.00%       1.00%
                                           Front End      CDSC        CDSC

30-day SEC Yield                              4.20%      3.66%       3.66%

Taxable Equivalent**                          6.95%      6.06%       6.06%

12-month distributions per share           $ 0.52      $ 0.44      $ 0.44

Lipper Ranking out of 15 New York
  Insured Funds(1)
  (for the 1 year period ending 3/31/98)        #1         #5          #7

   *Adjusted for maximum applicable sales charge.

  **Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

(1) Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                               LONG TERM GROWTH


(Graph appears here. See the table below for the plot points.)

        Class A    Lehman Brothers       Consumer      Lehman Brothers
         Shares    Municipal Bond Index  Price Index   New York Municipal Bond Index

2/94     9,525        10,000                  10,000        10,000
3/94     8,962         9,344                  10,068         9,377
3/95     9,597        10,039                  10,356        10,018
3/96    10,339        10,880                  10,638        10,880
3/97    10,843        11,474                  10,944        11,522
3/98    11,988        12,702                  11,094        12,848



Comparison of a $10,000 investment in Evergreen New York Tax Free Fund, Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index, the Lehman Brothers New York Municipal Bond Index, and the Consumer Price Index.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Lehman Brothers Municipal Bond Index and the Lehman Brothers New York Municipal Bond Index are unmanaged indices. These indices do not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through March 31, 1998.

                                   EVERGREEN
                             New York Tax Free Fund





                                   Portfolio

                                  Management




                           (Photo of George Kimball)
                              George Kimball, CFA
                              Tenure: January 1996



Your Fund's Class A shares returned 10.56% for the twelve-month period ended March 31, 1998, ranking it the #1 fund among the insured New York municipal bond funds followed by Lipper Analytical Services, an independent mutual fund rating company.1 New York tax-exempt bonds were among the top-performing asset classes in the municipal bond market over the past twelve months. Economic strength, rising tax revenues and conservative budgeting strengthened the financial conditions of New York municipalities; and, reflecting these improving financial conditions, the general obligations of New York City, the state of New York and state-appropriated paper all received rating upgrades. We capitalized on this environment by maintaining a substantial position in state and local general obligation bonds, as well as state-appropriated debt. We increased the portfolio's potential for yield and total return by investing in bonds with 15-20 year maturities, many of which were non-callable. We also boosted yield by increasing the Fund's position in uninsured bonds, emphasizing securities rated "AA" and "BBB".

       ----------------------------------------------------------------
                             PORTFOLIO COMPOSITION
       (as a percentage of net assets)

         [Pie Chart Appears here with the following values]

          General Obligation Notes/Bonds--36.4%
          Water & Sewer--14.1%
          Hospitals/Healthcare--13.8%
          Other investments and other assets and liabilities, net--13.8% Education--9.7%
          Transportation--6.1%
          Housing--4.2%
          Variable Rate Demand Notes--0.9%
          Airport--0.5%
          Industrial Development/Pollution Control--0.5%





       ----------------------------------------------------------------
                               PORTFOLIO QUALITY
       (as a percentage of portfolio assets)

         [Pie Chart Appears here with the following values]


          AAA--86.6%
          AA--5.6%
          A--1.3%
          BAA--6.5%

                                   EVERGREEN
                           Pennsylvania Tax Free Fund




                     Fund at a Glance as of March 31, 1998

                                   Portfolio
                                Characteristics


     Total Net Assets                                             $220,528,331

     Average Credit Quality                                                AA+

     Average Maturity                                               14.9 years

     Average Duration                                                8.5 years

            -------------------------------------------------------
                            CURRENT INVESTMENT STYLE





[Graphic appears here]             Morningstar's Style Box is based on a
                                   portfolio date as of 3/31/98.

                                   The Fixed-Income Style Box placement is
                                   based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.


                                   Source: 1998 Morningstar, Inc.


--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*

                                Class A     Class B     Class C       Class Y
Inception Date               12/27/90    2/1/93      2/1/93      11/24/97

Average Annual Returns

One year with sales charge      4.80%      4.27%       8.34%        -

One year w/o sales charge      10.02%      9.27%       9.34%        -

3 years                         5.92%      5.97%       6.90%        -

5 years                         5.04%      4.93%       5.28%        -

Since Inception                 7.53%      5.50%       5.68%      2.54%

Maximum Sales Charge            4.75%      5.00%       1.00%         n/a
                             Front End      CDSC        CDSC

30-day SEC Yield                4.07%      3.52%       3.52%      4.52%

Taxable Equivalent**            6.74%      5.83%       5.83%      7.48%

12-month distributions per
  share                      $ 0.54      $ 0.44      $ 0.45      $ 0.19***


  *Adjusted for maximum applicable sales charge.

 **Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

***Represents dividends since inception, November 24, 1997.




--------------------------------------------------------------------------------
                                LONG TERM GROWTH


[Graph appears here. See the table below for plot points.]
                          Lehman Brothers Municipal
          Class A Shares         Bond Index          Consumer Price Index
12/90          9,525                10,000              10,000
 3/91          9,941                10,226              10,090
 3/92         11,141                11,247              10,411
 3/93         12,623                12,656              10,733
 3/94         12,949                12,950              11,002
 3/95         13,584                13,912              11,315
 3/96         14,628                15,078              11,624
 3/97         15,403                15,901              11,958
 3/98         16,946                17,603              12,123


Comparison of a $10,000 investment in Evergreen Pennsylvania Tax Free Fund, Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index and the Consumer Price Index.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Lehman Brothers Municipal Bond Index is an unmanaged index. The index does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index, a measure of inflation, is through March 31, 1998.

                                   EVERGREEN
                           Pennsylvania Tax Free Fund





                                   Portfolio

                                  Management





                           [Photo of Jocelyn Turner]
                                Jocelyn Turner
                             Tenure: November 1992



Yields between high- and low-rated municipal bonds narrowed considerably during the twelve months ended March 31. This compression of spreads essentially meant that investors were offered less incentive to purchase lower quality municipal bonds. Subsequently, we shifted our focus toward higher quality issues, prompting the portfolio's weighting of AAA-rated bonds to edge up over 69%. Duration increased a rather substantial 38%, from 6.2 years to 8.5 years. This move was in response to our analysis that indicated rates would remain relatively low and range-bound through early 1998. Due to moderating economic growth and few signs of significant inflationary pressure, we anticipate maintaining a neutral to modestly long duration relative to the benchmark in the coming months.


       ----------------------------------------------------------------
                             PORTFOLIO COMPOSITION
       (as a percentage of net assets)

         [Pie Chart Appears here with the following values]

General Obligation Notes/Bonds--31.7%
Hospitals/Healthcare--13.5%
Water & Sewer--10.8%
Industrial Development/Pollution Control--10.5%
Education--9.9%
Other investments and other assets and liabilities, net--9.5%
Transportation--4.9%
Escrow--4.4%
Housing--3.2%
Public Facilities--1.6%



       ----------------------------------------------------------------
                               PORTFOLIO QUALITY
       (as a percentage of portfolio assets)


         [Pie Chart Appears here with the following values]


AAA--69.2%
AA--18.6%
A--8.1%
BAA--3.6%
Not Rated--0.5%

                                   EVERGREEN
                            California Tax Free Fund




                              Financial Highlights

                 (For a share outstanding throughout each year)


                                                              Year          Four Months
                                                              Ended            Ended
                                                         March 31, 1998   March 31, 1997*
 CLASS A SHARES
Net asset value beginning of year                          $   9.44         $     9.73
                                                           ========         ==========

Income from investment operations
Net investment income                                          0.45               0.16

Net realized and unrealized gain (loss) on investments
 and futures contracts                                         0.53            (  0.28)
                                                           --------         ----------

Total from investment operations                               0.98            (  0.12)
                                                           --------         ----------

Less distributions from
Net investment income                                        (  0.44)          (  0.16)

In excess of net investment income                                 0           (  0.01)
                                                           ---------        ----------

Total distributions                                          (  0.44)          (  0.17)
                                                           ---------        ----------

Net asset value end of year                                $   9.98         $     9.44
                                                           =========        ==========

Total return (b)                                               10.55%          (  1.29%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                       0.78%             0.77%(a)

 Expenses excluding indirectly paid expenses                    0.78%             0.75%(a)

 Expenses excluding waivers and/or reimbursements               1.03%             1.24%(a)

 Net investment income                                          4.60%             4.91%(a)

Portfolio turnover rate                                           74%               39%

Net assets end of year (thousands)                         $   6,420        $    4,192




                                                                                   February 1, 1994
                                                        Year Ended November 30,    (Commencement of
                                                        -----------------------  Class Operations) to
                                                            1996        1995      November 30, 1994
 CLASS A SHARES
Net asset value beginning of year                        $  9.86     $  8.70        $     10.00
                                                         =======     =======        ===========

Income from investment operations
Net investment income                                       0.48        0.49               0.44

Net realized and unrealized gain (loss) on investments
 and futures contracts                                     ( 0.11)      1.17           (   1.30)
                                                         --------    -------        -----------

Total from investment operations                            0.37        1.66           (   0.86)
                                                         --------    -------        -----------

Less distributions from
Net investment income                                      ( 0.48)     ( 0.47)         (   0.44)

In excess of net investment income                         ( 0.02)     ( 0.03)                0
                                                         --------    --------       -----------

Total distributions                                        ( 0.50)     ( 0.50)         (   0.44)
                                                         --------    --------       -----------

Net asset value end of year                              $  9.73     $  9.86        $      8.70
                                                         ========    ========       ===========

Total return (b)                                             3.99%      19.63%         (   8.78%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                    0.77%       0.72%             0.41%(a)

 Expenses excluding indirectly paid expenses                 0.75%       0.69%                -

 Expenses excluding waivers and/or reimbursements            1.19%       1.31%             1.66%(a)

 Net investment income                                       5.06%       5.37%             5.53%(a)

Portfolio turnover rate                                       120%        119%              104%

Net assets end of year (thousands)                       $  4,759    $  4,555       $     3,006


                                                              Year          Four Months
                                                              Ended            Ended
                                                         March 31, 1998   March 31, 1997*
 CLASS B SHARES
Net asset value beginning of year                          $   9.40         $     9.69
                                                           ========         ==========

Income from investment operations
Net investment income                                          0.37               0.13

Net realized and unrealized gain (loss) on investments
 and futures contracts                                         0.53            (  0.28)
                                                           --------         ----------

Total from investment operations                               0.90            (  0.15)
                                                           --------         ----------

Less distributions from
Net investment income                                        (  0.36)          (  0.13)

In excess of net investment income                                 0           (  0.01)
                                                           ---------        ----------

Total distributions                                          (  0.36)          (  0.14)
                                                           ---------        ----------

Net asset value end of year                                $   9.94         $     9.40
                                                           =========        ==========

Total return (b)                                                9.75%          (  1.54%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                       1.52%             1.52%(a)

 Expenses excluding indirectly paid expenses                    1.52%             1.50%(a)

 Expenses excluding waivers and/or reimbursements               1.77%             1.99%(a)

 Net investment income                                          3.87%             4.16%(a)

Portfolio turnover rate                                           74%               39%

Net assets end of year (thousands)                         $  18,967        $   21,794




                                                                                   February 1, 1994
                                                        Year Ended November 30,    (Commencement of
                                                        -----------------------  Class Operations) to
                                                            1996        1995      November 30, 1994
 CLASS B SHARES
Net asset value beginning of year                         $  9.82     $  8.68       $     10.00
                                                          =======     =======       ===========

Income from investment operations
Net investment income                                       0.41        0.44               0.40

Net realized and unrealized gain (loss) on investments
 and futures contracts                                     ( 0.11)      1.17           (   1.28)
                                                          -------     -------       -----------

Total from investment operations                            0.30        1.61           (   0.88)
                                                          -------     -------       -----------

Less distributions from
Net investment income                                      ( 0.41)     ( 0.44)         (   0.40)

In excess of net investment income                         ( 0.02)     ( 0.03)         (   0.04)
                                                          -------     -------       -----------

Total distributions                                        ( 0.43)     ( 0.47)         (   0.44)
                                                          -------     -------       -----------

Net asset value end of year                               $  9.69     $  9.82       $      8.68
                                                          =======     =======       ===========

Total return (b)                                             3.23%      18.95%         (   9.00%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                    1.52%       1.48%             1.16%(a)

 Expenses excluding indirectly paid expenses                 1.50%       1.45%                -

 Expenses excluding waivers and/or reimbursements            1.94%       2.07%             2.36%(a)

 Net investment income                                       4.31%       4.57%             4.83%(a)

Portfolio turnover rate                                       120%        119%              104%

Net assets end of year (thousands)                        $22,719     $22,743       $    11,415

(a)  Annualized.
(b)  Excluding applicable sales charges.
 *   The Fund changed its fiscal year end from November 30 to March 31.










                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            California Tax Free Fund




                              Financial Highlights

                 (For a share outstanding throughout each year)


                                                              Year          Four Months
                                                              Ended            Ended
                                                         March 31, 1998   March 31, 1997*
 CLASS C SHARES
Net asset value beginning of year                          $   9.38         $     9.68
                                                           ========         ==========

Income from investment operations
Net investment income                                          0.37               0.14

Net realized and unrealized gain (loss) on investments
 and futures contracts                                         0.53            (  0.30)
                                                           --------         ----------

Total from investment operations                               0.90            (  0.16)
                                                           --------         ----------

Less distributions from
Net investment income                                        (  0.36)          (  0.13)

In excess of net investment income                                 0           (  0.01)
                                                           ---------        ----------

Total distributions                                          (  0.36)          (  0.14)
                                                           ---------        ----------

Net asset value end of year                                $   9.92         $     9.38
                                                           =========        ==========

Total return (b)                                                9.77%          (  1.64%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                       1.52%             1.52%(a)

 Expenses excluding indirectly paid expenses                    1.52%             1.50%(a)

 Expenses excluding waivers and/or reimbursements               1.77%             1.99%(a)

 Net investment income                                          3.87%             4.16%(a)

Portfolio turnover rate                                           74%               39%

Net assets end of year (thousands)                         $   1,735        $    1,849




                                                                                   February 1, 1994
                                                        Year Ended November 30,    (Commencement of
                                                        -----------------------  Class Operations) to
                                                            1996        1995      November 30, 1994
 CLASS C SHARES
Net asset value beginning of year                        $  9.80     $  8.68        $     10.00
                                                         =======     =======        ===========

Income from investment operations
Net investment income                                       0.41        0.43               0.39

Net realized and unrealized gain (loss) on investments
 and futures contracts                                     ( 0.10)      1.15           (   1.29)
                                                         --------    -------        -----------

Total from investment operations                            0.31        1.58           (   0.90)
                                                         --------    -------        -----------

Less distributions from
Net investment income                                      ( 0.41)     ( 0.43)         (   0.39)

In excess of net investment income                         ( 0.02)     ( 0.03)         (   0.03)
                                                         --------    --------       -----------

Total distributions                                        ( 0.43)     ( 0.46)         (   0.42)
                                                         --------    --------       -----------

Net asset value end of year                              $  9.68     $  9.80        $      8.68
                                                         ========    ========       ===========

Total return (b)                                             3.34%      18.69%         (   9.08%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                    1.52%       1.49%             1.16%(a)

 Expenses excluding indirectly paid expenses                 1.50%       1.46%                -

 Expenses excluding waivers and/or reimbursements            1.94%       2.07%             2.38%(a)

 Net investment income                                       4.31%       4.51%             4.96%(a)

Portfolio turnover rate                                       120%        119%              104%

Net assets end of year (thousands)                       $  1,521    $  1,535       $       624

(a)  Annualized.
(b)  Excluding applicable sales charges.
 *   The Fund changed its fiscal year end from November 30 to March 31.







                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                        Connecticut Municipal Bond Fund




                              Financial Highlights

                (For a share outstanding throughout the period)


                                                          December 30, 1997
                                                          (Commencement of
                                                          Class Operations)
                                                               through
                                                           March 31, 1998
 CLASS A SHARES
Net asset value beginning of period                         $     6.40
                                                            ==========

Income from investment operations
Net investment income                                             0.07

Net realized and unrealized loss on investments               (   0.02)
                                                            ----------

Total from investment operations                                  0.05
                                                            ----------

Less distributions from net investment income                 (   0.07)
                                                            ----------

Net asset value end of period                               $     6.38
                                                            ==========

Total return (b)                                                  0.77%

Ratios/supplemental data
Ratios to average net assets
 Total expenses                                                   0.86%(a)

 Total expenses excluding indirectly paid expenses                0.85%(a)

 Total expenses excluding waivers and/or reimbursement            1.13%(a)

 Net investment income                                            4.38%(a)

Portfolio turnover rate                                             17%

Net assets end of period (thousands)                        $      146


                                                           January 9, 1998
                                                          (Commencement of
                                                          Class Operations)
                                                               through
                                                           March 31, 1998
 CLASS B SHARES
Net asset value beginning of period                         $     6.44
                                                            ==========

Income from investment operations
Net investment income                                             0.05

Net realized and unrealized loss on investments               (   0.06)
                                                            ----------

Total from investment operations                              (   0.01)
                                                            ----------

Less distributions from net investment income                 (   0.05)
                                                            ----------

Net asset value end of period                               $     6.38
                                                            ==========

Total return (b)                                              (   0.21%)

Ratios/supplemental data
Ratios to average net assets
 Total expenses                                                   1.61%(a)

 Total expenses excluding indirectly paid expenses                1.60%(a)

 Total expenses excluding waivers and/or reimbursement            1.89%(a)

 Net investment income                                            3.36%(a)

Portfolio turnover rate                                             17%

Net assets end of period (thousands)                        $      331

(a)  Annualized.
(b)  Excluding applicable sales charges.




                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                        Connecticut Municipal Bond Fund




                              Financial Highlights

                (For a share outstanding throughout the period)


                                                          November 24, 1997
                                                          (Commencement of
                                                          Class Operations)
                                                               through
                                                           March 31, 1998
 CLASS Y SHARES
Net asset value beginning of period                         $     6.32
                                                            ==========

Income from investment operations
Net investment income                                             0.10

Net realized and unrealized gain on investments                   0.05
                                                            ----------

Total from investment operations                                  0.15
                                                            ----------

Less distributions from net investment income                 (   0.10)
                                                            ----------

Net asset value end of period                               $     6.37
                                                            ==========

Total return                                                      2.39%

Ratios/supplemental data
Ratios to average net assets
 Total expenses                                                   0.61%(a)

 Total expenses excluding indirectly paid expenses                0.60%(a)

 Total expenses excluding waivers and/or reimbursement            0.88%(a)

 Net investment income                                            4.50%(a)

Portfolio turnover rate                                             17%

Net assets end of period (thousands)                        $   67,675

(a)  Annualized.







                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Massachusetts Tax Free Fund




                              Financial Highlights

                 (For a share outstanding throughout each year)


                                                                                                      February 4, 1994
                                                                                                      (Commencement of
                                                              Year Ended March 31,                  Class Operations) to
                                                   1998         1997         1996         1995         March 31, 1994
 CLASS A SHARES
Net asset value beginning of year               $   9.23     $   9.29     $   9.19     $   9.17         $    10.00
                                                ========     ========     ========     ========         ==========

Income from investment operations
Net investment income                               0.45         0.47         0.51         0.53               0.08

Net realized and unrealized gain (loss) on
 investments and futures contracts                  0.50       (  0.03)       0.09         0.02           (   0.82)
                                                --------     ---------    --------     --------         ----------

Total from investment operations                    0.95         0.44         0.60         0.55           (   0.74)
                                                --------     ---------    --------     --------         ----------

Less distributions from
Net investment income                             (  0.42)     (  0.47)     (  0.48)     (  0.53)         (   0.08)

In excess of net investment income                      0      (  0.03)     (  0.02)           0          (   0.01)
                                                ---------    ---------    ---------    ---------        ----------

Total distributions                               (  0.42)     (  0.50)     (  0.50)     (  0.53)         (   0.09)
                                                ---------    ---------    ---------    ---------        ----------

Net asset value end of year                     $   9.76     $   9.23     $   9.29     $   9.19         $     9.17
                                                =========    =========    =========    =========        ==========

Total return (b)                                    10.50%        4.92%        6.64%        6.23%         (   7.40%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                            0.77%        0.76%        0.75%        0.46%             0.35%(a)

 Expenses excluding indirectly paid expenses         0.77%        0.75%        0.74%           -                 -

 Expenses excluding waivers and/or
  reimbursements                                     1.26%        1.58%        1.59%        1.93%             3.22%(a)

 Net investment income                               4.64%        5.19%        5.36%        5.90%             5.07%(a)

Portfolio turnover rate                                97%         110%         165%          77%                7%

Net assets end of year (thousands)              $   2,076    $   2,063    $   1,786    $   1,974        $    1,472


                                                                                                      February 4, 1994
                                                                                                      (Commencement of
                                                              Year Ended March 31,                  Class Operations) to
                                                   1998         1997         1996         1995         March 31, 1994
 CLASS B SHARES
Net asset value beginning of year               $   9.17     $   9.22     $   9.15     $   9.19         $    10.00
                                                ========     ========     ========     ========         ==========

Income from investment operations
Net investment income                               0.36         0.41         0.43         0.48               0.08

Net realized and unrealized gain (loss) on
 investments and futures contracts                  0.51       (  0.03)       0.09       (  0.01)         (   0.80)
                                                --------     ---------    --------     ---------        ----------

Total from investment operations                    0.87         0.38         0.52         0.47           (   0.72)
                                                --------     ---------    --------     ---------        ----------

Less distributions from
Net investment income                             (  0.35)     (  0.41)     (  0.43)     (  0.47)         (   0.07)

In excess of net investment income                      0      (  0.02)     (  0.02)     (  0.04)         (   0.02)
                                                ---------    ---------    ---------    ---------        ----------

Total distributions                               (  0.35)     (  0.43)     (  0.45)     (  0.51)         (   0.09)
                                                ---------    ---------    ---------    ---------        ----------

Net asset value end of year                     $   9.69     $   9.17     $   9.22     $   9.15         $     9.19
                                                =========    =========    =========    =========        ==========

Total return (b)                                     9.60%        4.25%        5.77%        5.41%         (   7.20%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                            1.52%        1.51%        1.49%        1.24%             1.10%(a)

 Expenses excluding indirectly paid expenses         1.52%        1.50%        1.48%           -                 -

 Expenses excluding waivers and/or
  reimbursements                                     2.01%        2.35%        2.38%        2.68%             4.60%(a)

 Net investment income                               3.89%        4.45%        4.60%        5.15%             3.23%(a)

Portfolio turnover rate                                97%         110%         165%          77%                7%

Net assets end of year (thousands)              $   6,384    $   7,803    $   7,274    $   6,169        $    1,817

(a)  Annualized.
(b)  Excluding applicable sales charges.






                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Massachusetts Tax Free Fund




                              Financial Highlights

                 (For a share outstanding throughout each year)


                                                                                                      February 4, 1994
                                                                                                      (Commencement of
                                                              Year Ended March 31,                  Class Operations) to
                                                   1998         1997         1996         1995         March 31, 1994
 CLASS C SHARES
Net asset value beginning of year               $   9.16     $   9.22     $   9.14     $   9.19         $    10.00
                                                ========     ========     ========     ========         ==========

Income from investment operations
Net investment income                               0.36         0.41         0.43         0.48               0.08

Net realized and unrealized gain (loss) on
 investments and futures contracts                  0.51       (  0.04)       0.10       (  0.02)         (   0.80)
                                                --------     ---------    --------     ---------        ----------

Total from investment operations                    0.87         0.37         0.53         0.46           (   0.72)
                                                --------     ---------    --------     ---------        ----------

Less distributions from
Net investment income                             (  0.35)     (  0.41)     (  0.43)     (  0.47)         (   0.07)

In excess of net investment income                      0      (  0.02)     (  0.02)     (  0.04)         (   0.02)
                                                ---------    ---------    ---------    ---------        ----------

Total distributions                               (  0.35)     (  0.43)     (  0.45)     (  0.51)         (   0.09)
                                                ---------    ---------    ---------    ---------        ----------

Net asset value end of year                     $   9.68     $   9.16     $   9.22     $   9.14         $     9.19
                                                =========    =========    =========    =========        ==========

Total return (b)                                     9.62%        4.14%        5.89%        5.20%         (   7.21%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                            1.54%        1.51%        1.49%        1.23%             1.10%(a)

 Expenses excluding indirectly paid expenses         1.53%        1.50%        1.48%           -                 -

 Expenses excluding waivers and/or
  reimbursements                                     2.02%        2.36%        2.39%        2.68%             4.91%(a)

 Net investment income                               3.94%        4.46%        4.60%        5.11%             4.28%(a)

Portfolio turnover rate                                97%         110%         165%          77%                7%

Net assets end of year (thousands)              $   1,639    $   2,066    $   2,303    $   1,971        $      369

(a)  Annualized.
(b)  Excluding applicable sales charges.








                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Missouri Tax Free Fund




                             Financial Highlights

                 (For a share outstanding throughout each year)


                                                              Year          Four Months
                                                              Ended            Ended
                                                         March 31, 1998   March 31, 1997*
 CLASS A SHARES
Net asset value beginning of year                          $   9.64         $     9.86
                                                           ========         ==========

Income from investment operations
Net investment income                                          0.46               0.16

Net realized and unrealized gain (loss) on investments
 and futures contracts                                         0.58            (  0.22)
                                                           --------         ----------

Total from investment operations                               1.04            (  0.06)
                                                           --------         ----------

Less distributions from
Net investment income                                        (  0.47)          (  0.16)

In excess of net investment income                                 0                 0(c)
                                                           ---------        ----------

Total distributions                                          (  0.47)          (  0.16)
                                                           ---------        ----------

Net asset value end of year                                $  10.21         $     9.64
                                                           =========        ==========

Total return (b)                                               11.01%          (  0.57%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                       0.78%             0.76%(a)

 Expenses excluding indirectly paid expenses                    0.78%             0.75%(a)

 Expenses excluding waivers and/or reimbursements               1.16%             1.31%(a)

 Net investment income                                          4.83%             5.05%(a)

Portfolio turnover rate                                           42%               12%

Net assets end of year (thousands)                         $   4,897        $    2,627




                                                                                   February 1, 1994
                                                        Year Ended November 30,    (Commencement of
                                                        -----------------------  Class Operations) to
                                                            1996        1995      November 30, 1994
 CLASS A SHARES
Net asset value beginning of year                        $  9.91     $  8.72        $     10.00
                                                         =======     =======        ===========

Income from investment operations
Net investment income                                       0.50        0.50               0.44

Net realized and unrealized gain (loss) on investments
 and futures contracts                                     ( 0.06)      1.19           (   1.28)
                                                         --------    -------        -----------

Total from investment operations                            0.44        1.69           (   0.84)
                                                         --------    -------        -----------

Less distributions from
Net investment income                                      ( 0.47)     ( 0.47)         (   0.44)

In excess of net investment income                         ( 0.02)     ( 0.03)                0(c)
                                                         --------    --------       -----------

Total distributions                                        ( 0.49)     ( 0.50)         (   0.44)
                                                         --------    --------       -----------

Net asset value end of year                              $  9.86     $  9.91        $      8.72
                                                         ========    ========       ===========

Total return (b)                                             4.66%      19.86%         (   8.55%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                    0.76%       0.72%             0.43%(a)

 Expenses excluding indirectly paid expenses                 0.75%       0.69%                -

 Expenses excluding waivers and/or reimbursements            1.22%       1.32%             1.54%(a)

 Net investment income                                       4.93%       5.26%             5.38%(a)

Portfolio turnover rate                                       126%         74%               25%

Net assets end of year (thousands)                       $  2,610    $  4,848       $     3,581


                                                              Year          Four Months
                                                              Ended            Ended
                                                         March 31, 1998   March 31, 1997*
 CLASS B SHARES
Net asset value beginning of year                          $   9.52         $     9.74
                                                           ========         ==========

Income from investment operations
Net investment income                                          0.40               0.13

Net realized and unrealized gain (loss) on investments
 and futures contracts                                         0.56            (  0.21)
                                                           --------         ----------

Total from investment operations                               0.96            (  0.08)
                                                           --------         ----------

Less distributions from
Net investment income                                        (  0.39)          (  0.14)

In excess of net investment income                                 0                 0(c)
                                                           ---------        ----------

Total distributions                                          (  0.39)          (  0.14)
                                                           ---------        ----------

Net asset value end of year                                $  10.09         $     9.52
                                                           =========        ==========

Total return (b)                                               10.26%          (  0.83%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                       1.53%             1.51%(a)

 Expenses excluding indirectly paid expenses                    1.52%             1.50%(a)

 Expenses excluding waivers and/or reimbursements               1.90%             2.06%(a)

 Net investment income                                          4.12%             4.31%(a)

Portfolio turnover rate                                           42%               12%

Net assets end of year (thousands)                         $  19,552        $   20,127




                                                                                   February 1, 1994
                                                        Year Ended November 30,    (Commencement of
                                                        -----------------------  Class Operations) to
                                                            1996        1995      November 30, 1994
 CLASS B SHARES
Net asset value beginning of year                         $  9.80     $  8.67       $     10.00
                                                          =======     =======       ===========

Income from investment operations
Net investment income                                       0.40        0.44               0.40

Net realized and unrealized gain (loss) on investments
 and futures contracts                                     ( 0.04)      1.15           (   1.29)
                                                          -------     -------       -----------

Total from investment operations                            0.36        1.59           (   0.89)
                                                          -------     -------       -----------

Less distributions from
Net investment income                                      ( 0.40)     ( 0.43)         (   0.40)

In excess of net investment income                         ( 0.02)     ( 0.03)         (   0.04)
                                                          -------     -------       -----------

Total distributions                                        ( 0.42)     ( 0.46)         (   0.44)
                                                          -------     -------       -----------

Net asset value end of year                               $  9.74     $  9.80       $      8.67
                                                          =======     =======       ===========

Total return (b)                                             3.83%      18.79%         (   9.06%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                    1.52%       1.47%             1.16%(a)

 Expenses excluding indirectly paid expenses                 1.50%       1.44%                -

 Expenses excluding waivers and/or reimbursements            2.00%       2.08%             2.49%(a)

 Net investment income                                       4.20%       4.56%             4.70%(a)

Portfolio turnover rate                                       126%         74%               25%

Net assets end of year (thousands)                        $21,925     $21,231       $    12,906

(a)  Annualized.
(b)  Excluding applicable sales charges.
(c)  Amount represents less than $0.01 per share.
 *   The Fund changed its fiscal year end from November 30 to March 31.









                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            Missouri Tax Free Fund




                             Financial Highlights

                 (For a share outstanding throughout each year)


                                                              Year          Four Months
                                                              Ended            Ended
                                                         March 31, 1998   March 31, 1997*
 CLASS C SHARES
Net asset value beginning of year                          $   9.52         $     9.73
                                                           ========         ==========

Income from investment operations
Net investment income                                          0.38               0.13

Net realized and unrealized gain (loss) on investments
 and futures contracts                                         0.57            (  0.20)
                                                           --------         ----------

Total from investment operations                               0.95            (  0.07)
                                                           --------         ----------

Less distributions from
Net investment income                                        (  0.39)          (  0.14)

In excess of net investment income                                 0                 0(c)
                                                           ---------        ----------

Total distributions                                          (  0.39)          (  0.14)
                                                           ---------        ----------

Net asset value end of year                                $  10.08         $     9.52
                                                           =========        ==========

Total return (b)                                               10.15%          (  0.73%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                       1.52%             1.51%(a)

 Expenses excluding indirectly paid expenses                    1.51%             1.50%(a)

 Expenses excluding waivers and/or reimbursements               1.90%             2.06%(a)

 Net investment income                                          4.10%             4.30%(a)

Portfolio turnover rate                                           42%               12%

Net assets end of year (thousands)                         $     990        $    1,306




                                                                                   February 1, 1994
                                                        Year Ended November 30,    (Commencement of
                                                        -----------------------  Class Operations) to
                                                            1996        1995      November 30, 1994
 CLASS C SHARES
Net asset value beginning of year                        $  9.79     $  8.66        $     10.00
                                                         =======     =======        ===========

Income from investment operations
Net investment income                                       0.39        0.43               0.39

Net realized and unrealized gain (loss) on investments
 and futures contracts                                     ( 0.03)      1.16           (   1.29)
                                                         --------    -------        -----------

Total from investment operations                            0.36        1.59           (   0.90)
                                                         --------    -------        -----------

Less distributions from
Net investment income                                      ( 0.40)     ( 0.43)         (   0.39)

In excess of net investment income                         ( 0.02)     ( 0.03)         (   0.05)
                                                         --------    --------       -----------

Total distributions                                        ( 0.42)     ( 0.46)         (   0.44)
                                                         --------    --------       -----------

Net asset value end of year                              $  9.73     $  9.79        $      8.66
                                                         ========    ========       ===========

Total return (b)                                             3.83%      18.78%         (   9.25%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                    1.52%       1.46%             1.15%(a)

 Expenses excluding indirectly paid expenses                 1.50%       1.44%                -

 Expenses excluding waivers and/or reimbursements            1.99%       2.07%             2.60%(a)

 Net investment income                                       4.18%       4.56%             4.72%(a)

Portfolio turnover rate                                       126%         74%               25%

Net assets end of year (thousands)                       $  1,387    $  1,788       $     1,045

(a)  Annualized.
(b)  Excluding applicable sales charges.
(c)  Amount represents less than $0.01 per share.
 *   The Fund changed its fiscal year end from November 30 to March 31.







                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                        New Jersey Tax Free Income Fund




                             Financial Highlights

                 (For a share outstanding throughout each year)


                                                                             Seven Months        Six Months            Year
                                                            Year Ended           Ended              Ended              Ended
                                                          March 31, 1998   March 31, 1997**   August 31, 1996*   February 29, 1996
 CLASS A SHARES
Net asset value beginning of year                           $   10.74        $     10.75        $     11.01         $   10.53
                                                            =========        ===========        ===========         =========

Income from investment operations
Net investment income                                            0.53               0.31               0.28              0.56

Net realized and unrealized gain (loss) on investments            0.46          (   0.01)          (   0.26)             0.48
                                                            ----------       -----------        -----------         ---------

Total from investment operations                                  0.99              0.30               0.02              1.04
                                                            ----------       -----------        -----------         ---------

Less distributions from
Net investment income                                         (   0.53)         (   0.31)          (   0.28)          (   0.56)

Net realized gain on investments                                 (0.09)                0                  0                  0
                                                            ----------       -----------        -----------         ----------

Total distributions                                              (0.62)         (   0.31)          (   0.28)          (   0.56)
                                                            ----------       -----------        -----------         ----------

Net asset value end of year                                 $   11.11        $     10.74        $     10.75         $   11.01
                                                            ==========       ===========        ===========         ==========

Total return (b)                                                  9.34%             2.83%              0.19%             10.08%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                         0.50%             0.44%(a)           0.34%(a)           0.36%

 Expenses excluding indirectly paid expenses                      0.50%             0.44%(a)              -                  -

 Expenses excluding waivers and/or reimbursements                 1.01%             1.13%(a)           1.11%(a)           1.03%

 Net investment income                                            4.77%             5.02%(a)           5.08%(a)           5.15%

Portfolio turnover rate                                             37%               15%                 0%                 4%

Net assets end of year (thousands)                          $   31,614       $    31,434        $    32,377         $   41,762


                                                                                                       July 16, 1991
                                                                  Year Ended February 28,             (Commencement of
                                                         -----------------------------------------  Class Operations) to
                                                              1995          1994          1993       February 29, 1992
 CLASS A SHARES
Net asset value beginning of year                         $   10.99     $   11.01     $   10.22         $    10.00
                                                          =========     =========     =========         ==========

Income from investment operations
Net investment income                                          0.57          0.60          0.63               0.38

Net realized and unrealized gain (loss) on investments      (   0.46)     (   0.02)        0.79               0.22
                                                          ----------    ----------    ---------         ----------

Total from investment operations                               0.11          0.58          1.42               0.60
                                                          ----------    ----------    ---------         ----------

Less distributions from net investment income               (   0.57)     (   0.60)     (   0.63)         (   0.38)
                                                          ----------    ----------    ----------        ----------

Net asset value end of year                               $   10.53     $   10.99     $   11.01         $    10.22
                                                          ==========    ==========    ==========        ==========

Total return (b)                                                1.41%         5.30%        14.39%             6.03%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                       0.25%         0.14%         0.00%             0.01%(a)

 Expenses excluding indirectly paid expenses                       -             -             -                 -

 Expenses excluding waivers and/or reimbursements               1.04%         1.05%         1.16%             1.20%(a)

 Net investment income                                          5.52%         5.31%         5.97%             5.89%(a)

Portfolio turnover rate                                            8%            2%            5%                5%

Net assets end of year (thousands)                        $   34,852    $   42,783    $   30,863        $   13,129

(a)  Annualized.
(b)  Excluding applicable sales charges.
 *   The Fund changed its fiscal year end from February 28 to August 31.
**   The Fund changed its fiscal year end from August 31 to March 31.





                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                        New Jersey Tax Free Income Fund




                             Financial Highlights

                 (For a share outstanding throughout each year)


                                                                             Seven Months
                                                            Year Ended           Ended
                                                          March 31, 1998   March 31, 1997**
 CLASS B SHARES
Net asset value beginning of year                           $   10.74        $     10.75
                                                            =========        ===========

Income from investment operations
Net investment income                                            0.43               0.25

Net realized and unrealized gain (loss) on investments           0.46                  0
                                                            ---------        -----------

Total from investment operations                                 0.89               0.25
                                                            ---------        -----------

Less distributions from
Net investment income                                         (   0.43)         (   0.26)

Net realized gain on investments                              (   0.09)                0
                                                            ----------       -----------

Total distributions                                           (   0.52)         (   0.26)
                                                            ----------       -----------

Net asset value end of year                                 $   11.11        $     10.74
                                                            ==========       ===========

Total return (b)                                                  8.35%             2.29%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                         1.41%             1.36%(a)

 Expenses excluding indirectly paid expenses                      1.41%             1.36%(a)

 Expenses excluding waivers and/or reimbursements                 1.76%             1.88%(a)

 Net investment income                                            3.85%             4.07%(a)

Portfolio turnover rate                                             37%               15%

Net assets end of year (thousands)                          $   13,645       $     7,847




                                                                               January 30, 1996
                                                             Six Months        (Commencement of
                                                                Ended        Class Operations) to
                                                          August 31, 1996*    February 29, 1996
 CLASS B SHARES
Net asset value beginning of year                           $     11.01         $     11.08
                                                            ===========         ===========

Income from investment operations
Net investment income                                              0.24                0.05

Net realized and unrealized gain (loss) on investments         (   0.26)           (   0.07)
                                                            -----------         -----------

Total from investment operations                               (   0.02)           (   0.02)
                                                            -----------         -----------

Less distributions from
Net investment income                                          (   0.24)           (   0.05)

Net realized gain on investments                                      0                   0
                                                            -----------         -----------

Total distributions                                            (   0.24)           (   0.05)
                                                            -----------         -----------

Net asset value end of year                                 $     10.75         $     11.01
                                                            ===========         ===========

Total return (b)                                               (   0.20%)          (   0.22%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                          1.28%(a)            0.31%(a)

 Expenses excluding indirectly paid expenses                          -                   -

 Expenses excluding waivers and/or reimbursements                  1.85%(a)            1.66%(a)

 Net investment income                                             4.14%(a)            5.23%(a)

Portfolio turnover rate                                               0%                  4%

Net assets end of year (thousands)                          $     2,709         $       186


                                                                             Seven Months
                                                            Year Ended           Ended
                                                          March 31, 1998   March 31, 1997**
 CLASS Y SHARES
Net asset value beginning of year                           $   10.74        $     10.75
                                                            =========        ===========

Income from investment operations
Net investment income                                            0.54               0.32

Net realized and unrealized gain (loss) on investments           0.46           (   0.01)
                                                            ---------        -----------

Total from investment operations                                 1.00               0.31
                                                            ---------        -----------

Less distributions from
Net investment income                                         (   0.54)         (   0.32)

Net realized gain on investments                              (   0.09)                0
                                                            ----------       -----------

Total distributions                                           (   0.63)         (   0.32)
                                                            ----------       -----------

Net asset value end of year                                 $   11.11        $     10.74
                                                            ==========       ===========

Total return                                                      9.44%             2.88%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                         0.41%             0.36%(a)

 Expenses excluding indirectly paid expenses                      0.41%             0.36%(a)

 Expenses excluding waivers and/or reimbursements                 0.76%             0.88%(a)

 Net investment income                                            4.79%             5.08%(a)

Portfolio turnover rate                                             37%               15%

Net assets end of year (thousands)                          $  105,331       $     9,436




                                                                               February 8, 1996
                                                             Six Months        (Commencement of
                                                                Ended        Class Operations) to
                                                          August 31, 1996*    February 29, 1996
 CLASS Y SHARES
Net asset value beginning of year                           $     11.01         $     11.14
                                                            ===========         ===========

Income from investment operations
Net investment income                                              0.28                0.03

Net realized and unrealized gain (loss) on investments         (   0.26)           (   0.13)
                                                            -----------         -----------

Total from investment operations                                   0.02            (   0.10)
                                                            -----------         -----------

Less distributions from
Net investment income                                          (   0.28)           (   0.03)

Net realized gain on investments                                      0                   0
                                                            -----------         -----------

Total distributions                                            (   0.28)           (   0.03)
                                                            -----------         -----------

Net asset value end of year                                 $     10.75         $     11.01
                                                            ===========         ===========

Total return                                                       0.20%           (   0.87%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                          0.31%(a)            0.31%(a)

 Expenses excluding indirectly paid expenses                          -                   -

 Expenses excluding waivers and/or reimbursements                  0.87%(a)            0.88%(a)

 Net investment income                                             5.12%(a)            5.28%(a)

Portfolio turnover rate                                               0%                  4%

Net assets end of year (thousands)                          $     9,076         $        18

(a)  Annualized.
(b)  Excluding applicable sales charges.
 *   The Fund changed its fiscal year end from February 28 to August 31.
**   The Fund changed its fiscal year end from August 31 to March 31.







                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            New York Tax Free Fund




                             Financial Highlights

                 (For a share outstanding throughout each year)


                                                                                                               February 4, 1994
                                                                       Year Ended March 31,                    (Commencement of
                                                        ---------------------------------------------------  Class Operations) to
                                                            1998         1997         1996         1995         March 31, 1994
 CLASS A SHARES
Net asset value beginning of year                        $   9.64     $   9.67     $   9.44     $   9.32        $     10.00
                                                         ========     ========     ========     ========        ===========

Income from investment operations
Net investment income                                        0.48         0.49         0.48         0.52               0.09

Net realized and unrealized gain (loss) on investments
 and futures contracts                                       0.52       (  0.03)       0.24         0.12          (    0.68)
                                                         --------     ---------    --------     --------        -----------

Total from investment operations                             1.00         0.46         0.72         0.64          (    0.59)
                                                         --------     ---------    --------     --------        -----------

Less distributions from
Net investment income                                      (  0.46)     (  0.48)     (  0.47)     (  0.52)        (    0.08)

In excess of net investment income                               0      (  0.01)     (  0.02)           0         (    0.01)

Net realized gain on investments                           (  0.06)           0            0            0                 0
                                                         ---------    ---------    ---------    ---------       -----------

Total distributions                                        (  0.52)     (  0.49)     (  0.49)     (  0.52)        (    0.09)
                                                         ---------    ---------    ---------    ---------       -----------

Net asset value end of year                              $  10.12     $   9.64     $   9.67     $   9.44        $      9.32
                                                         =========    =========    =========    =========       ===========

Total return (b)                                             10.56%        4.87%        7.73%        7.08%        (    5.91%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                     0.77%        0.76%        0.75%        0.50%             0.35%(a)

 Expenses excluding indirectly paid expenses                  0.77%        0.75%        0.74%           -                 -

 Expenses excluding waivers and/or reimbursements             1.01%        1.19%        1.31%        1.59%             4.44%(a)

 Net investment income                                        4.78%        5.00%        4.95%        5.48%             3.85%(a)

Portfolio turnover rate                                         41%          62%          53%          77%               14%

Net assets end of year (thousands)                       $   3,559    $   3,693    $   3,947    $   3,323       $       680


                                                                                                               February 4, 1994
                                                                       Year Ended March 31,                    (Commencement of
                                                        ---------------------------------------------------  Class Operations) to
                                                            1998         1997         1996         1995         March 31, 1994
 CLASS B SHARES
Net asset value beginning of year                        $   9.55     $   9.59     $   9.38     $   9.32        $     10.00
                                                         ========     ========     ========     ========        ===========

Income from investment operations
Net investment income                                        0.40         0.41         0.41         0.47               0.08

Net realized and unrealized gain (loss) on investments
 and futures contracts                                       0.52       (  0.03)       0.24         0.09          (    0.67)
                                                         --------     ---------    --------     --------        -----------

Total from investment operations                             0.92         0.38         0.65         0.56          (    0.59)
                                                         --------     ---------    --------     --------        -----------

Less distributions from
Net investment income                                      (  0.38)     (  0.41)     (  0.42)     (  0.45)        (    0.06)

In excess of net investment income                               0      (  0.01)     (  0.02)     (  0.05)        (    0.03)

Net realized gain on investments                           (  0.06)           0            0            0                 0
                                                         ---------    ---------    ---------    ---------       -----------

Total distributions                                        (  0.44)     (  0.42)     (  0.44)     (  0.50)        (    0.09)
                                                         ---------    ---------    ---------    ---------       -----------

Net asset value end of year                              $  10.03     $   9.55     $   9.59     $   9.38        $      9.32
                                                         =========    =========    =========    =========       ===========

Total return (b)                                              9.80%        4.03%        7.02%        6.28%        (    5.91%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                     1.52%        1.51%        1.50%        1.25%             1.10%(a)

 Expenses excluding indirectly paid expenses                  1.52%        1.50%        1.49%           -                 -

 Expenses excluding waivers and/or reimbursements             1.76%        1.94%        2.05%        2.35%             5.60%(a)

 Net investment income                                        4.04%        4.25%        4.19%        4.78%             3.01%(a)

Portfolio turnover rate                                         41%          62%          53%          77%               14%

Net assets end of year (thousands)                       $  17,245    $  19,064    $  17,151    $  11,907       $     2,276

(a)  Annualized.
(b)  Excluding applicable sales charges.







                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            New York Tax Free Fund




                             Financial Highlights

                 (For a share outstanding throughout each year)


                                                                                                               February 4, 1994
                                                                       Year Ended March 31,                    (Commencement of
                                                        ---------------------------------------------------  Class Operations) to
                                                            1998         1997         1996         1995         March 31, 1994
 CLASS C SHARES
Net asset value beginning of year                        $   9.55     $   9.58     $   9.37     $   9.31        $     10.00
                                                         ========     ========     ========     ========        ===========

Income from investment operations
Net investment income                                        0.39         0.40         0.41         0.48               0.07

Net realized and unrealized gain (loss) on investments
 and futures contracts                                       0.52       (  0.01)       0.24         0.07          (    0.67)
                                                         --------     ---------    --------     --------        -----------

Total from investment operations                             0.91         0.39         0.65         0.55          (    0.60)
                                                         --------     ---------    --------     --------        -----------

Less distributions from
Net investment income                                      (  0.38)     (  0.41)     (  0.42)     (  0.46)        (    0.07)

In excess of net investment income                               0      (  0.01)     (  0.02)     (  0.03)        (    0.02)

Net realized gain on investments                           (  0.06)           0            0            0                 0
                                                         ---------    ---------    ---------    ---------       -----------

Total distributions                                        (  0.44)     (  0.42)     (  0.44)     (  0.49)        (    0.09)
                                                         ---------    ---------    ---------    ---------       -----------

Net asset value end of year                              $  10.02     $   9.55     $   9.58     $   9.37        $      9.31
                                                         =========    =========    =========    =========       ===========

Total return (b)                                              9.69%        4.14%        7.02%        6.18%        (    6.02%)

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                     1.52%        1.51%        1.50%        1.26%             1.10%(a)

 Expenses excluding indirectly paid expenses                  1.52%        1.50%        1.48%           -                 -

 Expenses excluding waivers and/or reimbursements             1.77%        1.93%        2.07%        2.32%             5.13%(a)

 Net investment income                                        4.05%        4.25%        4.24%        4.88%             3.71%(a)

Portfolio turnover rate                                         41%          62%          53%          77%               14%

Net assets end of year (thousands)                       $   1,465    $   1,871    $   2,296    $   2,890       $       255

(a)  Annualized.
(b)  Excluding applicable sales charges.







                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Pennsylvania Tax Free Fund




                             Financial Highlights

                 (For a share outstanding throughout each year)


                                                                         Year Ended March 31,
                                                        -------------------------------------------------------
                                                             1998          1997          1996          1995
 CLASS A SHARES
Net asset value beginning of year                        $   11.14     $   11.15     $   10.91     $   11.01
                                                         =========     =========     =========     =========

Income from investment operations
Net investment income                                         0.55          0.59          0.60          0.61

Net realized and unrealized gain (loss) on investments
 and futures contracts                                        0.55       (   0.01)        0.23       (   0.09)
                                                         ---------     ----------    ---------     ----------

Total from investment operations                              1.10          0.58          0.83          0.52
                                                         ---------     ----------    ---------     ----------

Less distributions from
Net investment income                                      (   0.54)     (   0.59)     (   0.57)     (   0.61)

In excess of net investment income                                0             0      (   0.02)     (   0.01)
                                                         ----------    ----------    ----------    ----------

Total distributions                                        (   0.54)     (   0.59)     (   0.59)     (   0.62)
                                                         ----------    ----------    ----------    ----------

Net asset value end of year                              $   11.70     $   11.14     $   11.15     $   10.91
                                                         ==========    ==========    ==========    ==========

Total return (b)                                              10.02%         5.30%         7.66%         4.91%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                      0.76%         0.76%         0.76%         0.75%

 Expenses excluding indirectly paid expenses                   0.76%         0.75%         0.75%            -

 Expenses excluding waivers and/or reimbursements              0.96%         0.99%         0.99%         1.05%

 Net investment income                                         4.79%         5.26%         5.29%         5.65%

Portfolio turnover rate                                          54%           84%           55%           97%

Net assets end of year (thousands)                       $   24,119    $   24,535    $   28,710    $   30,450


                                                                                                    December 27, 1990
                                                                  Year Ended March 31,               (Commencement of
                                                        -----------------------------------------  Class Operations) to
                                                             1994          1993          1992         March 31, 1991
 CLASS A SHARES
Net asset value beginning of year                        $   11.42     $   10.71     $   10.25        $     10.00
                                                         =========     =========     =========        ===========

Income from investment operations
Net investment income                                         0.62          0.63          0.74               0.18

Net realized and unrealized gain (loss) on investments
 and futures contracts                                     (   0.30)        0.75          0.46               0.25
                                                         ----------    ---------     ---------        -----------

Total from investment operations                              0.32          1.38          1.20               0.43
                                                         ----------    ---------     ---------        -----------

Less distributions from
Net investment income                                      (   0.62)     (   0.63)     (   0.74)        (    0.18)

In excess of net investment income                         (   0.04)     (   0.02)            0                 0

Net realized gain on investments                           (   0.06)     (   0.02)            0                 0

In excess of net realized gain on investments              (   0.01)            0             0                 0
                                                         ----------    ----------    ----------       -----------

Total distributions                                        (   0.73)     (   0.67)     (   0.74)        (    0.18)
                                                         ----------    ----------    ----------       -----------

Net asset value end of year                              $   11.01     $   11.42     $   10.71        $     10.25
                                                         ==========    ==========    ==========       ===========

Total return (b)                                               2.58%        13.30%        12.07%             4.37%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                      0.75%         0.68%         0.65%             0.65%(a)

 Expenses excluding indirectly paid expenses                      -             -             -                 -

 Expenses excluding waivers and/or reimbursements              1.06%         1.16%         1.68%             3.19%(a)

 Net investment income                                         5.27%         5.66%         6.92%             6.84%(a)

Portfolio turnover rate                                          37%           20%           13%                8%

Net assets end of year (thousands)                       $   30,560    $   35,502    $   12,914       $     2,979

(a)  Annualized.
(b)  Excluding applicable sales charges.








                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Pennsylvania Tax Free Fund




                             Financial Highlights

                 (For a share outstanding throughout each year)


                                                                      Year Ended March 31,
                                                ----------------------------------------------------------------
                                                    1998         1997         1996         1995         1994
 CLASS B SHARES
Net asset value beginning of year                $  10.99     $  11.00     $  10.81     $  10.98     $  11.42
                                                 ========     ========     ========     ========     ========

Income from investment operations
Net investment income                                0.46         0.49         0.51         0.54         0.56

Net realized and unrealized gain (loss) on
 investments and futures contracts                   0.54       (  0.01)       0.22       (  0.10)     (  0.34)
                                                 --------     ---------    --------     ---------    ---------

Total from investment operations                     1.00         0.48         0.73         0.44         0.22
                                                 --------     ---------    --------     ---------    ---------

Less distributions from
Net investment income                              (  0.44)     (  0.49)     (  0.52)     (  0.53)     (  0.52)

In excess of net investment income                       0            0      (  0.02)     (  0.08)     (  0.07)

Net realized gain on investments                         0            0            0            0      (  0.03)

In excess of net realized gain on investments            0            0            0            0      (  0.04)
                                                 ---------    ---------    ---------    ---------    ---------

Total distributions                                (  0.44)     (  0.49)     (  0.54)     (  0.61)     (  0.66)
                                                 ---------    ---------    ---------    ---------    ---------

Net asset value end of year                      $  11.55     $  10.99     $  11.00     $  10.81     $  10.98
                                                 =========    =========    =========    =========    =========

Total return (b)                                      9.27%        4.50%        6.84%        4.15%        1.70%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                             1.52%        1.51%        1.48%        1.50%        1.50%

 Expenses excluding indirectly paid expenses          1.51%        1.50%        1.47%           -            -

 Expenses excluding waivers and/or
  reimbursements                                      1.71%        1.74%        1.74%        1.80%        1.81%

 Net investment income                                4.04%        4.50%        4.55%        4.89%        4.32%

Portfolio turnover rate                                 54%          84%          55%          97%          37%

Net assets end of year (thousands)               $  37,036    $  37,215    $  37,719    $  30,657    $  21,958




                                                   February 1, 1993
                                                   (Commencement of
                                                 Class Operations) to
                                                    March 31, 1993
 CLASS B SHARES
Net asset value beginning of year                   $      11.20
                                                    ============

Income from investment operations
Net investment income                                       0.08

Net realized and unrealized gain (loss) on
 investments and futures contracts                          0.24
                                                    ------------

Total from investment operations                            0.32
                                                    ------------

Less distributions from
Net investment income                                  (    0.08)

In excess of net investment income                     (    0.02)

Net realized gain on investments                               0

In excess of net realized gain on investments                  0
                                                    ------------

Total distributions                                    (    0.10)
                                                    ------------

Net asset value end of year                         $      11.42
                                                    ============

Total return (b)                                            2.82%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                   1.50%(a)

 Expenses excluding indirectly paid expenses                   -

 Expenses excluding waivers and/or
  reimbursements                                            1.69%(a)

 Net investment income                                      3.44%(a)

Portfolio turnover rate                                       20%

Net assets end of year (thousands)                  $      2,543


                                                                        Year Ended March 31,
                                                ---------------------------------------------------------------------
                                                     1998          1997          1996          1995          1994
 CLASS C SHARES
Net asset value beginning of year                $   11.02     $   11.03     $   10.83     $   11.00     $   11.42
                                                 =========     =========     =========     =========     =========

Income from investment operations
Net investment income                                 0.45          0.47          0.51          0.53          0.54

Net realized and unrealized gain (loss) on
 investments and futures contracts                    0.57          0.01          0.23       (   0.10)     (   0.32)
                                                 ---------     ---------     ---------     ----------    ----------

Total from investment operations                      1.02          0.48          0.74          0.43          0.22
                                                 ---------     ---------     ---------     ----------    ----------

Less distributions from
Net investment income                              (   0.45)     (   0.49)     (   0.52)     (   0.53)     (   0.52)

In excess of net investment income                        0             0      (   0.02)     (   0.07)     (   0.05)

Net realized gain on investments                          0             0             0             0      (   0.03)

In excess of net realized gain on investments             0             0             0             0      (   0.04)
                                                 ----------    ----------    ----------    ----------    ----------

Total distributions                                (   0.45)     (   0.49)     (   0.54)     (   0.60)     (   0.64)
                                                 ----------    ----------    ----------    ----------    ----------

Net asset value end of year                      $   11.59     $   11.02     $   11.03     $   10.83     $   11.00
                                                 ==========    ==========    ==========    ==========    ==========

Total return (b)                                       9.34%         4.49%         6.92%         4.05%         1.78%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                              1.52%         1.51%         1.48%         1.50%         1.50%

 Expenses excluding indirectly paid expenses           1.51%         1.50%         1.47%            -             -

 Expenses excluding waivers and/or
  reimbursements                                       1.71%         1.74%         1.74%         1.80%         1.90%

 Net investment income                                 4.05%         4.52%         4.57%         4.90%         4.33%

Portfolio turnover rate                                  54%           84%           55%           97%           37%

Net assets end of year (thousands)               $    6,414    $    6,830    $    9,675    $    9,559    $    9,385




                                                   February 1, 1993
                                                   (Commencement of
                                                 Class Operations) to
                                                    March 31, 1993
 CLASS C SHARES
Net asset value beginning of year                   $      11.20
                                                    ============

Income from investment operations
Net investment income                                       0.07

Net realized and unrealized gain (loss) on
 investments and futures contracts                          0.24
                                                    ------------

Total from investment operations                            0.31
                                                    ------------

Less distributions from
Net investment income                                  (    0.07)

In excess of net investment income                     (    0.02)

Net realized gain on investments                               0

In excess of net realized gain on investments                  0
                                                    ------------

Total distributions                                    (    0.09)
                                                    ------------

Net asset value end of year                         $      11.42
                                                    ============

Total return (b)                                            2.81%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                   1.50%(a)

 Expenses excluding indirectly paid expenses                   -

 Expenses excluding waivers and/or
  reimbursements                                            1.60%(a)

 Net investment income                                      2.50%(a)

Portfolio turnover rate                                       20%

Net assets end of year (thousands)                  $        952

(a)  Annualized.
(b)  Excluding applicable sales charges.



                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Pennsylvania Tax Free Fund




                              Financial Highlights

                  (For a share outstanding through the period)


                                                                          November 24, 1997
                                                                           (Commencement of
                                                                         Class Operations) to
                                                                            March 31, 1998
 CLASS Y SHARES
Net asset value beginning of period                                         $      11.60
                                                                            ============

Income from investment operations
Net investment income                                                               0.19

Net realized and unrealized gain on investments and futures contracts               0.10
                                                                            ------------

Total from investment operations                                                    0.29
                                                                            ------------

Less distributions from net investment income                                 (     0.19)
                                                                            ------------

Net asset value end of period                                               $      11.70
                                                                            ============

Total return                                                                        2.54%

Ratios/supplemental data
Ratios to average net assets
 Expenses                                                                           0.59%(a)

 Expenses excluding indirectly paid expenses                                        0.58%(a)

 Expenses excluding waivers and/or reimbursements                                   0.66%(a)

 Net investment income                                                              4.75%(a)

Portfolio turnover rate                                                               54%

Net assets end of period (thousands)                                        $    152,960

(a)  Annualized.





                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                            California Tax Free Fund




                            Schedule of Investments

                                 March 31, 1998




      Principal
       Amount                                                       Value
MUNICIPAL OBLIGATIONS - 96.0%
                      California - 87.4%
$ 500,000             Anaheim, California,
                      Public Finance Authority, Lease
                      Revenue, Public Improvements
                      Project, Series C
                      6.00%, 9/1/16, (FSA) ..............     $  559,060
  500,000             Bakersfield, California,
                      Certificates of Participation,
                      Convention Center Expansion Project
                      5.80%, 4/1/17, (MBIA) .............        530,535
1,000,000             California State Health Facilities
                      Finance Authority, Revenue, Series A
                      5.75%, 7/1/15, (AMBAC) ............      1,057,430
1,000,000             California State Health Facilities
                      Finance Authority, Cedars Sinai
                      Center, Series A
                      5.13%, 8/1/17, (MBIA) .............        989,600
                      California State Housing Finance
                      Agency Revenue:
1,000,000              Multi-Family Housing, Series B
                      6.05%, 8/1/16, (AMBAC/FHA) ........      1,055,660
1,000,000              Single Family Mortgage,
                      Series A-1, Class III
                      5.70%, 8/1/11, (MBIA) .............      1,049,420
                      California State Housing Finance
                      Agency Revenue, Home Mortgage:
1,000,000              Series A
                      5.05%, 8/1/17, (AMBAC/FHA/VA) .....        988,650
  500,000              Series L
                      6.40%, 8/1/27, (MBIA)(c) ..........        536,655
  500,000             California State Pollution Control
                      Financing Authority and Solid Waste
                      Disposal Revenue, Browning Ferris
                      Industries Inc., Series A
                      5.80%, 12/1/16 ....................        521,150
                      California State Public Works Board,
                      Lease Revenue, California State
                      University Project:
                       Series A:
1,000,000              5.35%, 12/1/15, (AMBAC) ..........      1,024,870
  400,000              5.38%, 10/1/17, (AMBAC) ..........        408,676
  350,000              Series B
                      5.50%, 6/1/19 .....................        357,004
  500,000             California Statewide
                      Communities Development
                      Authority, Special Facilities, United
                      Air Lines Inc.,
                      5.63%, 10/1/34 ....................        501,680
  500,000             Elk Grove, California,
                      Unified School District, Special Tax
                      Refunding Community Facilities,
                      District No. 1
                      6.50%, 12/1/24, (AMBAC) ...........        600,740
1,000,000             Los Angeles County,
                      California, Community Facilities
                      District No. 3 Special Tax,
                      Refunding, Series A
                      5.50%, 9/1/14, (FSA) ..............      1,055,150
  700,000             Los Angeles County,
                      California, Metropolitan
                      Transportation Authority, Sales Tax
                      Revenue First Tier, Series A
                      5.25%, 7/1/13, (MBIA) .............        718,613


      Principal
       Amount                                                       Value
MUNICIPAL OBLIGATIONS - continued
                      California - continued
$ 500,000             Los Angeles, California,
                      Community Redevelopment
                      Agency, Refunding Revenue, Tax
                      Allocation, Bunker Hill, Series H
                      6.50%, 12/1/16, (FSA) .............     $  552,620
1,000,000             Los Angeles, California,
                      Convention and Exhibition Center
                      Authority, Lease Refunding, Series A
                      6.00%, 8/15/10, (MBIA) ............      1,127,580
  400,000             MSR Public Power Agency,
                      California, San Juan Project,
                      Series E
                      6.75%, 7/1/11, (MBIA) .............        435,040
1,000,000             Rio Linda, California,
                      Unified School District, Series A
                      7.40%, 8/1/10, (AMBAC) ............      1,146,340
1,000,000             Sacramento County,
                      California, Airport System
                      Revenue, Series A
                      6.00%, 7/1/11 .....................      1,093,100
                      San Francisco, California,
                      State Building Authority,
                      Lease Revenue, San Francisco
                      Civic Center Complex, Series A:
1,300,000              5.25%, 12/1/16, (AMBAC) ..........      1,308,840
  500,000              6.00%, 12/1/09, (AMBAC) ..........        563,415
1,100,000             San Jose, California,
                      Redevelopment Tax Allocation,
                      Merged Area Redevelopment
                      Project
                      6.00%, 8/1/15, (MBIA) .............      1,231,857
  100,000             San Mateo, Foster City,
                      California, School District,
                      Capital Appreciation, Series C
                      (Eff. Yield 5.60%) (b)
                      0.00%, 9/1/03, (FGIC) .............         79,522
  300,000             Santa Ana, California,
                      Financing Authority, Lease
                      Revenue, Police Administration and
                      Holding Facility, Series A
                      6.25%, 7/1/15, (MBIA) .............        344,478
1,000,000             South Orange County,
                      California, Public Finance Authority,
                      Special Tax Revenue, Senior Lien,
                      Series A
                      7.00%, 9/1/09, (MBIA) .............      1,209,920
1,000,000             Southern California Public
                      Power Authority, Mead Adelanto
                      Project Revenue, Series A
                      5.00%, 7/1/17, (AMBAC) ............        980,490
1,000,000             Southern California Public
                      Power Authority, Transmission
                      Project, Revenue Refunding,
                      Southern Transmission
                      (Eff. Yield 7.30%) (b)
                      0.00%, 7/1/14, (FGIC) .............        444,940
  625,000             Vista, California, Community
                      Development, Community Tax
                      Allocation Revenue, Vista
                      Redevelopment Project Area
                      6.00%, 9/1/10, (MBIA) .............        708,131
  500,000             Watsonville, California,
                      Solid Waste Revenue
                      5.50%, 5/15/16, (MBIA) ............        519,005
                                                              ==========
                                                              23,700,171
                                                              ==========

                                   EVERGREEN
                            California Tax Free Fund




                      Schedule of Investments (continued)

                                 March 31, 1998




    Principal
     Amount                                              Value
MUNICIPAL OBLIGATIONS - continued
                Puerto Rico - 8.6%
$  2,700,000    Commonwealth of Puerto Rico,
                Capital Appreciation, General
                Obligation,
                (Eff. Yield 4.85%)(b)
                0.00%, 7/1/14, (MBIA/IBC) ........    $ 1,218,645
                Commonwealth of Puerto Rico
                Industrial, Tourist, Educational,
                Medical & Environmental Control
                Facilities, Hospital Auxilio
                Mutuo Obligation Group,
                 Series A:
     650,000     5.50%, 7/1/17, (MBIA) ...........        674,557
     400,000     6.25%, 7/1/24, (MBIA) ...........        438,352
                                                      -----------
                                                        2,331,554
                                                      -----------
                Total Municipal Obligations
                 (cost $24,735,496) ..............     26,031,725
                                                      -----------


    Principal
     Amount                                              Value
SHORT-TERM INVESTMENTS - 1.1% (cost $310,000)
                 California - 1.1%
$    310,000    Irvine Ranch, California,
                Water District Revenue,
                Consolidated Bonds
                (LOC: Landesbank Hessen)
                3.80%, 10/1/10, (a) ..............    $   310,000
                                                      -----------
                Total Investments -
                 (cost $25,045,496) .....  97.1%       26,341,725
                Other Assets and
                 Liabilities - net ......   2.9           780,051
                                          -----       -----------
                Net Assets -  ........... 100.0%      $27,121,776
                                          =====       ===========

(a) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(b) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
(c) At March 31, 1998, $200,000 principal amount of this security was pledged to cover margin requirements for open futures contracts.



Legend of Portfolio Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
FGIC  Insured by Federal Guaranty Insurance Company
FHA   Insured by Federal Housing Authority
FSA   Insured by Financial Security Assurance Corporation
IBC   Insured Bond Certification
LOC   Line of Credit
MBIA  Insured by Municipal Bond Investors Assurance Corporation
VA    Guaranteed by Veteran's Authority




FUTURES CONTRACTS - SHORT POSITIONS

                  Number                                     Initial Contract        Value at         Unrealized
Expiration     of Contracts                                       Amount          March 31, 1998      Appreciation
------------   --------------                                ----------------     --------------      ------------
June '98        6               Municipal Bond Index         $ 735,501            $ 736,001          $        500
June '98       17               U.S. Treasury Bond Index     2,046,613            2,048,976                 2,363

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                        Connecticut Municipal Bond Fund




                            Schedule of Investments

                                 March 31, 1998




      Principal
       Amount                                                           Value
LONG-TERM INVESTMENTS - 93.2%
                      Connecticut - 78.2%
                      Bristol, Connecticut, General Obligation:
$ 130,000              5.00%, 6/15/05 .......................     $ 136,071
  355,000              5.25%, 6/15/08 .......................       378,970
  275,000             Cheshire, Connecticut, General Obligation
                      5.75%, 8/15/09 ........................       298,147
  245,000             Connecticut Regional School
                      District #14, General Obligation
                      5.70%, 12/15/99 .......................       252,938
  290,000             Connecticut Regional School
                      District #14, General Obligation,
                      Woodbury and Bethlehem School
                      Improvements
                      5.70%, 12/15/98 .......................       294,330
1,450,000             Connecticut State Clean Water
                      Fund Revenue
                      6.00%, 3/1/08 .........................     1,624,855
  500,000             Connecticut State Development
                      Authority Revenue, Series A
                      5.00%, 11/15/05 .......................       516,585
                      Connecticut State Development
                      Authority Revenue, Church
                      Homes, Inc. Project:
  710,000              4.80%, 4/1/01 ........................       716,908
  425,000              4.90%, 4/1/02 ........................       430,538
1,000,000              5.80%, 4/1/21 ........................     1,028,260
  890,000             Connecticut State Development
                      Authority Revenue, Special
                      Revenue, State General Fund,
                      Series A
                      5.50%, 5/1/08, (FGIC) .................       957,729
                      Connecticut State, General Obligation:
                       Series A:
1,000,000              5.65%, 3/15/12 .......................     1,055,180
1,000,000              6.00%, 3/1/06 ........................     1,106,650
3,000,000              6.25%, 5/15/06 .......................     3,377,610
  500,000              Series B
                       6.00%, 11/15/02 ......................       540,040
                       Series C:
  400,000              5.70%, 11/15/99 ......................       412,548
  200,000              5.88%, 8/15/09 .......................       218,908
  170,000             Connecticut State Health &
                      Educational Facilities Revenue:
                      6.00%, 7/1/99 .........................       174,806
  225,000              Choate Rosemary Hall, Series A
                      6.50%, 7/1/09 .........................       253,584
  300,000              Connecticut College, Issue E
                      5.88%, 7/1/99 .........................       307,620
  500,000              Greenwich Hospital Assn., Series A
                      5.40%, 7/1/09 .........................       530,260
1,000,000              Hospital for Special Care, Series B
                      5.13%, 7/1/07 .........................     1,009,830
1,000,000              Hospital of St. Raphael, Series H
                      5.00%, 7/1/06, (AMBAC) ................     1,038,260
1,000,000              Kent School Corp., Series B
                      5.50%, 7/1/15 .........................     1,036,590
  625,000              Lawrence & Memorial Hospital,
                      Series D
                      4.88%, 7/1/07 .........................       638,544
  190,000              Mansfield Nursing Center, Series C
                      4.40%, 11/1/98 ........................       190,686
2,000,000              Middlesex Health Services, Series I
                      5.13%, 7/1/27 .........................     1,959,740


      Principal
       Amount                                                           Value
LONG-TERM INVESTMENTS - continued
                      Connecticut - continued
                      Connecticut State Health &
                      Educational Facilities Revenue (cont.):
$ 250,000              New Britain General Hospital,
                      Series B
                      5.88%, 7/1/08, (AMBAC) ................     $ 272,670
                       Newington Childrens' Hospital:
                      Series A:
1,000,000              5.90%, 7/1/08, (MBIA) ................     1,092,210
  250,000              6.05%, 7/1/10, (MBIA) ................       272,097
1,345,000              St. Mary's Hospital Corp., Series E
                      6.00%, 7/1/08 .........................     1,474,349
1,000,000              Stamford Hospital, Series F
                      5.25%, 7/1/11 .........................     1,023,810
1,500,000              Suffield Academy, Series A
                      5.40%, 7/1/27 .........................     1,527,735
                       Veterans Memorial Medical Center:
                       Series A:
1,000,000              5.38%, 7/1/14 ........................     1,016,860
2,000,000              5.50%, 7/1/26 ........................     2,055,040
  250,000              Waterbury Hospital, Series B
                      6.40%, 7/1/98 .........................       251,655
1,500,000              Westminster School, Series A
                      5.50%, 7/1/16 .........................     1,557,015
1,000,000              Yale New Haven Hospital
                      5.63%, 7/1/16 .........................     1,038,990
  335,000             Connecticut State Higher Education
                      Loan Authority Revenue, Series A
                      7.00%, 11/15/00 .......................       346,765
                      Connecticut State Housing Finance
                      Authority Revenue, Housing
                      Mortgage Finance Project:
                       Series A:
  860,000              7.20%, 11/15/98 ......................       870,965
  985,000              7.40%, 11/15/99 ......................     1,005,675
                       Subseries C-1
  100,000              5.75%, 5/15/05 .......................       105,359
1,000,000             Connecticut State Special
                      Assessment Unemployment
                      Compensation Refunding, Series A
                      5.50%, 5/15/01 ........................     1,043,570
  500,000             Connecticut State Special Tax
                      Obligation, Series A
                      7.13%, 6/1/07 .........................       549,100
                      Connecticut State Special Tax
                      Obligation, Transportation
                      Infrastructure Project:
1,000,000              Series A
                      6.00%, 6/1/06, (FGIC) .................     1,105,810
2,000,000              Series B
                      5.38%, 10/1/09, (MBIA) ................     2,114,380
  260,000             East Lyme, Connecticut,
                      General Obligation
                      4.60%, 8/1/98 .........................       260,848
1,000,000             Fairfield, Connecticut,
                      General Obligation
                      4.70%, 1/1/11 .........................       994,430
  525,000             Guilford, Connecticut,
                      General Obligation
                      5.00%, 11/15/07 .......................       543,512
                      Hamdem, Connecticut,
                      General Obligation:
1,000,000              5.38%, 8/15/10, (MBIA) ...............     1,053,000
1,275,000              5.40%, 8/15/11, (MBIA) ...............     1,337,883

                                   EVERGREEN
                        Connecticut Municipal Bond Fund




                      Schedule of Investments (continued)

                                 March 31, 1998




   Principal
    Amount                                                    Value
LONG-TERM INVESTMENTS - continued
              Connecticut - continued
 $   170,000  Hartford County, Connecticut,
              Metropolitan District,
              General Obligation
              5.40%, 11/15/99 .........................    $   174,537
              Middletown, Connecticut,
              General Obligation:
     445,000   5.60%, 4/15/00 .........................        460,450
   1,000,000   6.00%, 4/15/07 .........................      1,115,090
     500,000  Milford, Connecticut,
              General Obligation
              5.20%, 1/15/13 ..........................        519,890
              Montville, Connecticut, General Obligation:
     250,000   5.15%, 12/1/07 .........................        265,022
     300,000   5.25%, 12/1/08 .........................        320,712
     250,000  Naugatuck, Connecticut,
              General Obligation
              5.40%, 3/15/08 ..........................        265,470
     335,000  New Fairfield, Connecticut,
              General Obligation
              4.40%, 3/15/99, (MBIA) ..................        337,623
     500,000  New Haven, Connecticut,
              General Obligation
              6.50%, 8/1/00, (FSA) ....................        527,775
   1,100,000  Newtown, Connecticut,
              General Obligation
              5.13%, 6/15/15, (MBIA) ..................      1,101,914
     100,000  Pomfret, Connecticut,
              General Obligation
              6.50%, 8/1/99 ...........................        103,613
     385,000  Putnam, Connecticut,
              General Obligation
              5.60%, 11/15/00, (MBIA) .................        401,466
     100,000  South Windsor, Connecticut,
              General Obligation
              6.60%, 12/15/99 .........................        104,747
     185,000  Stamford, Connecticut,
              General Obligation
              6.25%, 1/15/00 ..........................        192,781
              University of Connecticut Revenue:
               Series A:
   1,350,000   5.00%, 2/1/14, (FGIC) ..................      1,344,060
     500,000   5.00%, 2/1/15, (FGIC) ..................        494,920
   1,090,000   Student Fee Program, Series A
              5.13%, 11/15/14, (MBIA) .................      1,097,597
              Wallingford, Connecticut,
              General Obligation:
     295,000   4.40%, 6/1/98 ..........................        295,380
               Lot B:
     170,000   5.50%, 6/15/08 .........................        182,818
     170,000   5.60%, 6/15/09 .........................        182,764
     150,000  Wilton, Connecticut, General Obligation
              5.60%, 9/1/99 ...........................        154,046
     250,000  Woodstock, Connecticut,
              General Obligation
              6.00%, 2/15/10, (FGIC) ..................        272,593
                                                           -----------
                                                            53,315,183
                                                           -----------


   Principal
    Amount                                                    Value
LONG-TERM INVESTMENTS - continued
               Guam - 0.4%
 $   250,000  Guam Power Authority
              Revenue, Series A
              5.90%, 10/1/08, (AMBAC) .................    $   273,935
                                                           -----------
              U. S. Virgin Islands - 1.6%
   1,000,000  Virgin Islands, Public Finance Authority
              Revenue
              7.00%, 10/1/99 ..........................      1,047,570
                                                           -----------
              Puerto Rico - 13.0%
              Commonwealth of Puerto Rico,
              General Obligation:
     550,000   5.00%, 7/1/98 ..........................        551,848
   1,000,000   5.38%, 7/1/25 ..........................      1,008,250
   2,255,000   5.38%, 7/1/25, (MBIA) ..................      2,296,763
   1,250,000   5.40%, 7/1/25 ..........................      1,265,600
     205,000   5.50%, 7/1/08, (MBIA) ..................        222,021
   1,000,000   6.50%, 7/1/14, (MBIA) ..................      1,182,710
   1,000,000  Commonwealth of Puerto Rico,
              General Obligation, Aqueduct
              Sewer Project
              5.20%, 7/1/08, (MBIA) ...................      1,058,590
     250,000  Puerto Rico Electric Power
              Authority Revenue, Series V
              5.60%, 7/1/03, (FSA) ....................        266,805
      25,000  Puerto Rico Housing Finance
              Authority Revenue, Single
              Family Housing Revenue
              5.80%, 10/15/00 .........................         25,698
   1,000,000  Puerto Rico Public Buildings
              Authority Revenue, Government
              Facilities, Series B
              5.00%, 7/1/15, (MBIA) ...................        996,490
                                                           -----------
                                                             8,874,775
                                                           -----------
              Total Long-Term Investments
               (cost $61,563,715) .....................     63,511,463
                                                           -----------


    Shares
MUTUAL FUND SHARES - 5.7%
  1,917,772   Federated Connecticut
              Municipal Cash Trust .............      1,917,772
  2,000,000   Federated Tax-Free Obligation Fund .    2,000,000
                                                      ---------
              Total Mutual Fund Shares
              (cost $3,917,772) ................      3,917,772
                                                      ---------
              Total Investments -
               (cost $65,481,487) .....  98.9%       67,429,235
              Other Assets and
               Liabilities - net ......   1.1           723,006
                                        -----        ----------
              Net Assets - ............ 100.0%      $68,152,241
                                        =====       ===========



Legend of Portfolio Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
FGIC  Insured by Federal Guaranty Insurance Company
FSA   Insured by Financial Security Assurance Corporation
MBIA  Insured by Municipal Bond Investors Assurance Corporation



                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                          Massachusetts Tax Free Fund




                            Schedule of Investments

                                 March 31, 1998




      Principal
       Amount                                                            Value
MUNICIPAL OBLIGATIONS - 98.0%
                      Massachusetts - 86.7%
    $    300,000      Lawrence, Massachusetts,
                      School Improvements
                      6.25%, 2/15/09, (AMBAC) ................        $   330,051
         250,000      Lowell, Massachusetts,
                      School Improvements
                      5.50%, 12/15/15, (AMBAC) ...............            259,508
                      Massachusetts Bay Transportation
                      Authority, General Transportation
                      Systems, Series A:
         100,000       6.25%, 3/1/12 .........................            114,133
         750,000       7.00%, 3/1/11, (MBIA) .................            911,302
         270,000      Massachusetts Education Loan
                      Authority, Issue E, Series B
                      6.00%, 1/1/12, (AMBAC) .................            283,970
         250,000      Massachusetts State, General
                      Obligation, Series A
                      5.25%, 2/1/08 ..........................            259,843
         500,000      Massachusetts State College,
                      Building Authority Project,
                      Series A
                      7.50%, 5/1/08 ..........................            617,520
                      Massachusetts State Health
                      and Education Facility Authority:
         300,000       Brigham & Women's Hospital
                      6.75%, 7/1/24, (MBIA) ..................            329,154
         400,000       McLean Hospital, Series C
                      6.50%, 7/1/10, (FGIC) ..................            437,660
         100,000       Milton Hospital, Series B
                      7.25%, 7/1/05 ..........................            108,370
         500,000       North Adams Regional
                      Hospital, Series C
                      6.75%, 7/1/09 ..........................            544,325
         300,000       Partners Healthcare Systems,
                      Series A
                      5.38%, 7/1/24 ..........................            301,992
                      Massachusetts State
                      Industrial Finance Agency:
         300,000       Single Family Housing, Series 52
                      6.00%, 6/1/14, (MBIA) (d) ..............            317,739
         300,000       WGBH Educational Foundation
                      5.20%, 3/1/18 ..........................            300,138
         400,000      Massachusetts State Port
                      Authority Revenue, Special
                      Facilities, Boston Fuel Project
                      5.30%, 7/1/08 ..........................            418,804
         300,000      Massachusetts State Turnpike
                      Authority Revenue, Series A
                      5.55%, 1/1/17 ..........................            304,107
         375,000      Massachusetts State Water
                      Pollution, Series 2
                      6.13%, 2/1/08 ..........................            430,185
                      Massachusetts State Water
                      Pollution, Abatement Trust:
         400,000       New Bedford Loan Program,
                      Series A
                      5.70%, 2/1/12 ..........................            426,840
         125,000       South Essex, Sewer District
                      Loan Program, Series A
                      6.38%, 2/1/15 ..........................            136,701
         275,000      Massachusetts State Water
                      Resources Authority, Series B
                      5.25%, 3/1/13 ..........................            279,744


      Principal
       Amount                                                            Value
MUNICIPAL OBLIGATIONS - continued
                      Massachusetts - continued
    $    500,000      Methuen, Massachusetts,
                      General Obligation
                      5.63%, 11/15/15, (FSA) .................        $   525,265
         400,000      North Attleborough, Massachusetts,
                      General Obligation
                      5.25%, 3/1/14 ..........................            409,844
         400,000      Springfield, Massachusetts,
                      Municipal Purpose Loan
                      5.00%, 9/1/12 ..........................            400,516
         300,000      Worcester, Massachusetts,
                      Municipal Purpose Loan, Series A
                      5.25%, 8/1/12, (AMBAC) .................            309,261
                                                                      -----------
                                                                        8,756,972
                                                                      -----------
                      Puerto Rico - 11.3%
         800,000      Commonwealth of Puerto Rico,
                      Capital Appreciation,
                      General Obligation
                      (Eff. Yield 4.85%) (b)
                      0.00%, 7/1/14, (MBIA) ..................            361,080
         170,000      Commonwealth of Puerto Rico,
                      Highway and Transportation
                      Authority
                      5.50%, 7/1/15 ..........................            180,125
         200,000      Commonwealth of Puerto Rico,
                      Linked Bond Payment Obligation
                      7.00%, 7/1/10, (MBIA) (c) ..............            245,306
         100,000      Commonwealth of Puerto Rico,
                      Public Improvement
                      5.50%, 7/1/11 ..........................            107,177
         250,000      Puerto Rico Public Buildings
                      Authority Revenue, Government
                      Facilities, Series B
                      5.00%, 7/1/12 ..........................            252,455
                                                                      -----------
                                                                        1,146,143
                                                                      -----------
                      Total Municipal Obligations
                       (cost $9,445,261) .....................          9,903,115
                                                                      ===========
SHORT-TERM MUNICIPAL SECURITIES - 1.1% (cost $110,000)
                       Massachusetts - 1.1%
         110,000      Massachusetts State Health
                      and Education Facility,
                      Capital Assets Program, Series D
                      3.80%, 1/1/35 (a) ......................            110,000
                                                                      -----------
                      Total Investments -
                       (cost $9,555,261) ..........    99.1%           10,013,115
                      Other Assets and
                       Liabilities - net ..........     0.9                85,992
                                                      -----           -----------
                      Net Assets - ................   100.0%          $10,099,107
                                                      =====           ===========

                                   EVERGREEN
                          Massachusetts Tax Free Fund




                      Schedule of Investments (continued)

                                 March 31, 1998

(a) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(b) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
(c) At the discretion of the portfolio manager, these securities may be separated into securities with interest or principal payments that are linked to another rate or index and therefore would be considered derivative securities.
(d) At March 31, 1998, $100,000 principal amount of this security was pledged to cover margin requirements for open futures contracts.



Legend of Portfolio Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
FGIC  Insured by Federal Guaranty Insurance Company
FSA   Insured by Financial Security Assurance Corporation
MBIA  Insured by Municipal Bond Investors Assurance Corporation




FUTURES CONTRACTS - SHORT POSITIONS


                  Number                                     Initial Contract        Value at         Unrealized
Expiration     of Contracts                                       Amount          March 31, 1998      Appreciation
------------   --------------                                --------             ----------------    ---
June '98             2          Municipal Bond Index         $245,167             $245,334           $        167
June '98             4          U.S. Treasury Bond Index      461,556              462,111                    555

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Missouri Tax Free Fund




                            Schedule of Investments

                                 March 31, 1998




      Principal
       Amount                                                       Value
MUNICIPAL OBLIGATIONS - 98.2%
                      Missouri - 80.0%
$ 1,105,000           Butler County, Missouri,
                      Public Facilities Authority,
                      Butler County Jail Project
                      6.50%, 12/1/14, (FGIC) ............     $1,219,478
    830,000           Chesterfield, Missouri,
                      General Obligation
                      6.30%, 2/15/13 ....................        908,111
  1,000,000           Clay County, Missouri,
                      Public Building Authority
                      7.00%, 5/15/14, (FGIC) ............      1,138,510
    200,000           Joplin, Missouri
                      Industrial Development Authority
                      Revenue, Catholic Health Facilities
                      Initiatives, Series A
                      5.13%, 12/1/15 ....................        198,472
  1,000,000           Mehlville, Missouri,
                      School District Number R9, General
                      Obligation
                      5.13%, 2/15/11 ....................      1,019,760
  1,000,000           Missouri Higher Education
                      Loan Authority, Student Loan,
                      Series F
                      6.75%, 2/15/09 ....................      1,074,120
    500,000           Missouri State Certificates of
                      Participation, Rehabilitation Center
                      Project, Series A
                      6.00%, 11/1/15 ....................        535,780
                      Missouri State Environmental
                      Improvement and Energy Resource
                      Authority, Water Pollution Control,
                      State Revolving Fund:
  1,000,000            Series A
                      5.75%, 1/1/16 .....................      1,058,440
    600,000            Series B
                      7.20%, 7/1/16 .....................        693,834
                      Missouri State Health and
                      Educational Facilities Authority:
    825,000            Barnes Jewish, Inc., Series A
                      5.15%, 5/15/10 ....................        858,693
  1,000,000            Bethesda Health Group,
                      Project A
                      7.50%, 8/15/12 ....................      1,094,550
    500,000            BJC Health Systems, Series A
                      6.50%, 5/15/20 ....................        561,915
    250,000            Jefferson Memorial Hospital
                      Obligation Group
                      6.80%, 5/15/25 ....................        272,610
    300,000            Lake of Ozarks General Hospital
                      6.50%, 2/15/21 ....................        324,267
    500,000            Maryville University of St. Louis
                      Project
                      5.75%, 6/15/17 ....................        518,150
  1,500,000            SSM Health Care, Series AA
                      6.25%, 6/1/16, (MBIA) .............      1,616,190


      Principal
       Amount                                                       Value
MUNICIPAL OBLIGATIONS - continued
                      Missouri - continued
                      Missouri State Housing Development
                      Commission, Single Family:
$   250,000            Series A
                      7.13%, 12/1/14, (GNMA) ............     $  276,270
                       Series B:
    470,000            6.25%, 9/1/15, (GNMA) ............        500,296
  1,170,000            6.45%, 9/1/27, (GNMA) (d) ........      1,254,217
                      Sikeston, Missouri, Electric Revenue:
    500,000            5.00%, 6/1/22, (MBIA) ............        488,360
    950,000            6.00%, 6/1/13, (MBIA) ............      1,069,434
    500,000            6.00%, 6/1/15, (MBIA) ............        562,050
    495,000           St. Louis, Missouri,
                      Industrial Development Authority,
                      Health Facilities Revenue Mother of
                      Perpetual Help
                      6.40%, 8/1/35, (GNMA) .............        545,990
    700,000           St. Louis, Missouri, Land
                      Clearance Redevelopment
                      Authority Revenue, Refunding
                      Revenue, Kiel Site Lease, Series B
                      5.13%, 7/1/13, (MBIA) .............        707,728
    950,000           St. Louis, Missouri,
                      Municipal Finance Corp.,
                      Leasehold Revenue
                      Improvement, City Justice
                      Center, Series A
                      5.75%, 2/15/11, (AMBAC) ...........      1,024,442
    300,000           Wentzville, Missouri,
                      School District, Series A
                      5.60%, 3/1/11, (FSA) ..............        317,073
    500,000           West Plains, Missouri,
                      Industrial Development Authority,
                      Hospital Revenue, Ozarks Medical
                      Center
                      5.65%, 11/15/22 ...................        499,760
                                                              ----------
                                                              20,338,500
                                                              ----------
                      Puerto Rico - 18.2%
  1,000,000           Commonwealth of Puerto Rico,
                      Aqueduct & Sewer Authority
                      Revenue
                      6.25%, 7/1/12 .....................      1,135,910
  1,800,000           Commonwealth of Puerto Rico,
                      Capital Appreciation,
                      General Obligation
                      (Eff. Yield 4.85%) (b)
                      0.00%, 7/1/14, (MBIA/IBC) .........        812,430
    500,000           Commonwealth of Puerto Rico,
                      General Obligation
                      6.45%, 7/1/17 .....................        568,450
  1,000,000           Commonwealth of Puerto Rico,
                      Highway and Transportation
                      Authority Revenue, Series Y
                      6.25%, 7/1/14 .....................      1,142,600

                                   EVERGREEN
                             Missouri Tax Free Fund




                      Schedule of Investments (continued)

                                 March 31, 1998




   Principal
    Amount                                             Value
MUNICIPAL OBLIGATIONS - continued

              Puerto Rico - continued
$  800,000    Commonwealth of Puerto Rico,
              Linked Bond Payment Obligation
              7.00%, 7/1/10, (MBIA/IBC) (c) ....    $   981,224
                                                    -----------
                                                      4,640,614
                                                    -----------
              Total Municipal Obligations
               (cost $23,273,568) ..............     24,979,114
                                                    -----------


   Principal
    Amount                                             Value
SHORT-TERM MUNICIPAL SECURITIES - 1.0% (cost $255,000)
               Missouri - 1.0%
$  255,000    Kansas City, Missouri, Industrial
              Development Hospital Revenue,
              Insured Research Health Services
              Systems
              3.90%, 12/1/19, (MBIA) (a) .......    $   255,000
                                                    -----------
              Total Investments -
               (cost $23,528,568) .....  99.2%       25,234,114
              Other Assets and
               Liabilities - net ......   0.8           205,084
                                        -----       -----------
              Net Assets -  ........... 100.0%      $25,439,198
                                        =====       ===========

(a) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(b) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
(c) At the discretion of the portfolio manager, these securities may be separated into securities with interest or principal payments that are linked to another rate or index and therefore would be considered derivative securities.
(d) At March 31, 1998, $100,000 principal amount of this security was pledged to cover margin requirements for open futures contracts.



Legend of Portfolio Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation FGIC Insured by Federal Guaranty Insurance Company
FSA   Insured by Financial Security Assurance Corporation
GNMA  Insured by Government National Mortgage Association
IBC   Insured Bond Certification
MBIA  Insured by Municipal Bond Investors Assurance Corporation




FUTURES CONTRACTS - SHORT POSITIONS

                  Number                                     Initial Contract        Value at         Unrealized
Expiration     of Contracts                                       Amount          March 31, 1998      Appreciation
------------   --------------                                ---------            ----------------    ----
June '98        4               Municipal Bond Index         $ 490,334            $ 490,668          $        334
June '98       11               U.S. Treasury Bond Index     1,324,279            1,325,808                 1,529

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                        New Jersey Tax Free Income Fund




                            Schedule of Investments

                                 March 31, 1998




      Principal
       Amount                                                     Value
MUNICIPAL OBLIGATIONS - 98.3%
                      Delaware - 2.7%
                      Delaware River and Bay
                      Authority Revenue:
$ 2,000,000            4.80%, 1/1/07 ..................     $2,040,080
  1,000,000            5.00%, 1/1/17, (MBIA) ..........        977,320
  1,000,000            5.40%, 1/1/16, (FGIC) ..........      1,027,070
                                                            ----------
                                                             4,044,470
                                                            ----------
                      New Jersey - 77.5%
    500,000           Atlantic City, New Jersey,
                      Improvement Authority, Luxury
                      Tax Revenue
                      6.90%, 7/1/00 ...................        531,615
  1,000,000           Bergen County, New Jersey,
                      General Obligation
                      5.25%, 10/1/10 ..................      1,048,790
                      Bergen County, New Jersey,
                      Utilities Authority, Water
                      Pollution Control Revenue:
  1,000,000            Series A
                      5.50%, 12/15/06, (FGIC) .........      1,077,270
    500,000            Series B
                      5.63%, 12/15/04, (FGIC) .........        539,110
    400,000           Bridgewater Township, New Jersey,
                      General Obligation
                      6.40%, 7/15/01 ..................        428,604
    500,000           Brigantine, New Jersey,
                      General Obligation
                      6.35%, 8/1/04, (MBIA) ...........        544,670
                      Burlington County, New Jersey,
                      Bridge Commission
                      Systems Revenue:
  1,000,000            5.20%, 10/1/06 .................      1,043,650
    500,000            5.30%, 10/1/13 .................        513,255
  1,270,000           Camden County, New Jersey,
                      Improvement Authority, Lease
                      Revenue, Series A
                      5.00%, 12/1/08 ..................      1,318,882
    500,000           Camden County, New Jersey,
                      Lease Authority Revenue
                      5.63%, 10/1/15, (MBIA) ..........        525,720
  1,500,000           Camden County, New Jersey,
                      Municipal Utilities Authority
                      5.50%, 7/15/08 ..................      1,617,210
  2,500,000           Camden County, New Jersey,
                      Municipal Utilities
                      Authority, Sewer Revenue
                      5.13%, 7/15/17, (FGIC) ..........      2,489,500
    500,000           Camden County, New Jersey,
                      Property and Equipment Program
                      5.60%, 12/1/04 ..................        533,035
    500,000           Cape May County, New Jersey,
                      Improvement Authority
                      5.85%, 4/15/02 ..................        531,835
    500,000           Cape May County, New Jersey,
                      Municipal Utilities Authority,
                      Sewer Revenue, Series A
                      5.75%, 1/1/16, (MBIA) ...........        523,840
    500,000           Cherry Hill Township, New Jersey,
                      General Obligation
                      6.00%, 6/1/06 ...................        540,850
  1,500,000           Egg Harbor Township, New Jersey,
                      School District
                      4.75%, 2/15/11, (FSA) ...........      1,487,100


      Principal
       Amount                                                     Value
MUNICIPAL OBLIGATIONS - continued
                      New Jersey - continued
$   325,000           Essex County, New Jersey,
                      General Obligation, Lease Revenue
                      6.65%, 12/1/00, (AMBAC) .........     $  347,405
    500,000           Essex County, New Jersey,
                      Improvement Authority
                      Revenue, Series A
                      5.80%, 11/1/07 ..................        548,900
                      Essex County, New Jersey,
                      Utilities Authority, Solid
                      Waste Revenue, Series A:
    250,000            5.50%, 4/1/11, (FSA) ...........        263,973
    250,000            5.60%, 4/1/16, (FSA) ...........        262,133
    500,000           Franklin Township, Somerset
                      County, New Jersey, School District
                      6.20%, 4/1/05 ...................        555,310
    500,000           Gloucester County, New Jersey,
                      General Obligation
                      6.25%, 2/1/08, (MBIA) ...........        545,555
  1,600,000           Gloucester County, New Jersey,
                      Solid Waste Revenue,
                      Series A
                      6.20%, 9/1/07 ...................      1,722,368
                      Gloucester County, New Jersey,
                      Utilities Authority,
                      Sewer Revenue:
  1,300,000            5.45%, 1/1/24, (MBIA) ..........      1,324,336
    500,000            6.50%, 1/1/21 ..................        536,015
                      Gloucester Township, New Jersey,
                      General Obligation:
    500,000            5.45%, 7/15/07, (AMBAC) ........        537,670
    500,000            6.38%, 9/15/04, (AMBAC) ........        543,125
  1,000,000           Gloucester Township, New Jersey,
                      Municipal Utilities
                      Authority
                      5.55%, 3/1/09, (AMBAC) ..........      1,079,880
  1,000,000           Hamilton Township, Atlantic
                      County, New Jersey, School District
                      5.88%, 12/15/06, (FGIC) .........      1,078,300
    500,000           Hunterdon County, New Jersey,
                      General Obligation
                      5.50%, 12/1/02 ..................        529,210
  1,500,000           Jersey City, New Jersey,
                      School District
                      5.50%, 3/15/16, (MBIA) ..........      1,557,510
    225,000           Kearny, New Jersey,
                      General Obligation
                      6.30%, 2/1/02 ...................        242,521
  3,000,000           Lacey, New Jersey Municipal
                      Utility Authority, Water Revenue
                      5.10%, 12/1/21 ..................      2,955,180
    400,000           Lakewood Township, New Jersey,
                      School District
                      6.25%, 2/15/12, (AMBAC) .........        459,544
    500,000           Mercer County, New Jersey,
                      School District, Series A
                      5.40%, 12/15/03 .................        530,390

                                   EVERGREEN
                        New Jersey Tax Free Income Fund




                      Schedule of Investments (continued)

                                 March 31, 1998




      Principal
       Amount                                                       Value
MUNICIPAL OBLIGATIONS - continued
                      New Jersey - continued
                      Middlesex County, New Jersey,
                      Utilites Authority, Sewer
                      Revenue, Series A:
$  975,000             5.00%, 12/1/12, (FGIC) ...........     $  981,796
 1,150,000             5.38%, 9/15/15, (FGIC) ...........      1,178,669
   500,000            Monmouth County, New Jersey,
                      General Obligation
                      5.10%, 7/1/03 .....................        518,300
                      Monmouth County, New Jersey
                      Improvement Authority,
                      General Obligation:
 1,000,000             6.40%, 8/1/07 ....................      1,088,710
   800,000             6.40%, 8/1/08 ....................        870,968
   200,000             6.40%, 8/1/09 ....................        217,742
 1,000,000            Morris County, New Jersey,
                      General Obligation
                      6.00%, 7/15/04 ....................      1,099,670
   320,000            New Brunswick, New Jersey,
                      Parking Authority Revenue
                      6.65%, 9/1/99, (FGIC) .............        332,541
                      New Jersey Economic
                      Development Authority Revenue:
   530,000             5.20%, 1/1/09 ....................        531,691
 2,000,000             5.50%, 1/1/18 ....................      1,998,860
   585,000             5.30%, 1/1/10 ....................        586,983
   785,000             6.00%, 10/1/22 ...................        807,671
 4,000,000             Series A,
                      (Eff. Yield 5.63%) (a)
                       0.00%, 7/1/25 ....................        990,880
 2,000,000            New Jersey Economic
                      Development Authority
                      Revenue, Liberty State
                      Parking Project
                      6.80%, 3/15/22 ....................      2,225,940
   500,000            New Jersey Economic
                      Development Authority
                      Revenue, New Jersey
                      Performing Arts Center Project
                      5.50%, 6/15/13, (AMBAC) ...........        524,235
 1,000,000            New Jersey Economic
                      Development Authority
                      Revenue, Public Schools Small
                      Project Loan Program
                      5.40%, 8/15/13 ....................      1,026,210
                      New Jersey Health Care Facilities,
                      Financing Authority Revenue:
 2,375,000             AHS Hospital Corporation, Series A
                      5.00%, 7/1/27 .....................      2,296,886
 1,690,000             Berkeley Heights Convalescent
                      5.00%, 7/1/26, (AMBAC) ............      1,637,678
   750,000             Hackensack Medical Center
                      6.63%, 7/1/17, (FGIC) .............        810,600
 1,950,000             Holy Name Hospital
                      5.25%, 7/1/20, (AMBAC) ............      1,947,289
   500,000             Shore Memorial Hospital
                      Health Care Systems
                      5.00%, 7/1/12, (MBIA) .............        501,640
   500,000            New Jersey State Building
                      Authority Revenue
                      5.00%, 6/15/18 ....................        489,995


      Principal
       Amount                                                       Value
MUNICIPAL OBLIGATIONS - continued
                      New Jersey - continued
                      New Jersey State Economic
                      Development Authority Revenue:
$3,100,000             First Mortgage, Franciscan
                      Oaks Project
                      5.75%, 10/1/23 ....................     $3,133,480
 1,000,000             First Mortgage, Keswick Pines
                      5.70%, 1/1/18 .....................        999,430
   300,000             Series A
                      6.60%, 8/1/21 .....................        322,704
                      New Jersey State Educational
                      Facilities Authority Revenue:
 2,000,000             Higher Education Facilities
                      Trust Fund, Series A
                      5.13%, 9/1/10 .....................      2,062,460
   500,000             Princeton University, Series A
                      6.40%, 7/1/98 .....................        503,325
 1,500,000             Series C
                      6.38%, 7/1/22 .....................      1,654,515
   500,000             Series D
                      6.20%, 7/1/17, (AMBAC) ............        542,405
                       Trenton State College, Series A
 1,575,000             5.10%, 7/1/21, (MBIA) ............      1,549,595
                       Union County College, Series B
   200,000             6.90%, 7/1/99 ....................        207,702
                      New Jersey State General Obligation:
 3,000,000             5.13%, 7/15/08 ...................      3,147,180
   500,000             6.25%, 8/1/06 ....................        545,610
 1,000,000             Series D
                      5.75%, 2/15/06 ....................      1,091,730
                      New Jersey State Health Care
                      Facilities Financing Authority
                      Revenue:
 1,345,000             AHS Hospital Corporation,
                      Series A
                      6.00%, 7/1/11, (AMBAC) ............      1,505,997
 1,000,000             Community Medical Center
                      4.75%, 7/1/19 .....................        946,150
   200,000             Medical Center Princeton,
                      Series D
                      6.60%, 7/1/99 .....................        206,832
 1,000,000             St. Joseph's Hospital and
                      Medical Center, Series D
                      5.70%, 7/1/11 .....................      1,062,280
 1,000,000            New Jersey State Higher
                      Education Student Loan,
                      Series A
                      5.80%, 6/1/16 .....................      1,035,680
 1,500,000            New Jersey State Highway
                      Authority Revenue
                      6.25%, 1/1/14 .....................      1,623,585
                      New Jersey State Sports and
                      Exposition Authority Revenue,
                      Series A:
 1,000,000             5.38%, 9/1/15 ....................      1,019,230
 1,000,000             6.00%, 3/1/21 ....................      1,051,810
   300,000            New Jersey State Transit Corporation,
                      Certificates of Partnership
                      6.50%, 10/1/16, (FSA) .............        340,998

                                   EVERGREEN
                        New Jersey Tax Free Income Fund




                      Schedule of Investments (continued)

                                 March 31, 1998




      Principal
       Amount                                                        Value
MUNICIPAL OBLIGATIONS - continued
                      New Jersey - continued
                      New Jersey State
                      Transportation Trust Fund
                      Authority Revenue:
                      Series A:
$ 1,000,000            4.75%, 12/15/16 ...................     $ 956,890
  3,000,000            5.25%, 6/15/08 ....................     3,172,230
  1,000,000            6.00%, 6/15/02 ....................     1,069,450
                       Series B:
  3,175,000            5.00%, 6/15/04 ....................     3,296,475
  2,750,000            5.25%, 6/15/15 ....................     2,787,015
  1,000,000            6.50%, 6/15/10, (MBIA) ............     1,170,740
  2,000,000           New Jersey State Wastewater
                      Treatment, Trust Loan Revenue
                      6.00%, 7/1/11 ......................     2,122,960
                      New Jersey University of
                      Medicine and Dentistry Revenue:
                      Series C
    300,000            6.90%, 12/1/99 ....................       314,856
                       Series E:
    400,000            5.75%, 12/1/21 ....................       421,952
    500,000            6.50%, 12/1/18 ....................       548,690
  1,000,000           North Bergen Township, New Jersey,
                      Municipal Utility Authority,
                      Sewer Revenue
                      5.38%, 12/15/12, (FGIC) ............     1,030,100
  1,000,000           North Brunswick Township,
                      New Jersey,
                      New Jersey Board of Education
                      5.00%, 2/1/15, (FGIC) ..............       989,840
  1,000,000           North Hudson, New Jersey,
                      Sewage Authority, Sewer Revenue
                      5.50%, 8/1/06, (FGIC) ..............     1,073,820
    350,000           North Jersey District Water
                      Supply Revenue, Wanaque North
                      Project, Series B
                      6.25%, 11/15/17, (MBIA) ............       378,032
  1,000,000           Northwest Bergen County, New Jersey,
                      Utility Authority Systems Revenue
                      6.00%, 7/15/09, (MBIA) .............     1,096,050
    500,000           Ocean City, New Jersey,
                      General Obligation
                      5.90%, 3/15/03, (MBIA) .............       537,660
    500,000           Ocean County, New Jersey,
                      Utilities Authority, General
                      Obligation, Series A
                      5.75%, 1/1/18 ......................       520,775
    300,000           Ocean Township, New Jersey,
                      Municipal Utilities Authority Revenue
                      5.20%, 8/1/05, (MBIA) ..............       313,122
                      Old Bridge Township, New Jersey,
                      Municipal Utilities Authority Revenue:
    285,000            5.75%, 11/1/00, (FGIC) ............       297,899
    500,000            6.25%, 11/1/16, (FGIC) ............       545,750
    500,000           Orange Township, New Jersey,
                      General Obligation
                      6.60%, 2/1/07, (FSA) ...............       550,255


      Principal
       Amount                                                        Value
MUNICIPAL OBLIGATIONS - continued
                      New Jersey - continued
                      Passaic County, New Jersey,
                      General Obligation:
$   500,000            5.40%, 12/1/02, (MBIA) ............     $ 527,105
                       Series A
  1,295,000            6.00%, 9/1/07 .....................     1,447,991
    500,000           Passiac Valley, New Jersey,
                      Sewage Commissioners Revenue,
                      Series D
                      5.75%, 12/1/13, (AMBAC) ............       531,085
    500,000           Patterson, New Jersey,
                      General Obligation
                      6.20%, 2/15/02, (FSA) ..............       536,380
    500,000           Princeton, New Jersey,
                      Regional School District
                      6.05%, 4/15/07 .....................       563,355
    500,000           Randolph Township, New Jersey,
                      School District
                      6.30%, 3/15/06, (FSA) ..............       563,175
    500,000           Rutgers State University,
                      College and University Revenue,
                      Series 1
                      5.25%, 5/1/12 ......................       510,645
    785,000           Somerset County, New Jersey,
                      General Obligation
                      5.90%, 8/1/99 ......................       807,027
  1,100,000           Sparta Township, New Jersey,
                      General Obligation
                      5.80%, 9/1/23, (MBIA) ..............     1,154,945
                      Stafford, New Jersey,
                      Municipal Utilities Authority:
    500,000            6.20%, 6/1/07 .....................       546,106
    375,000            6.25%, 6/1/14 .....................       406,631
    240,000            Sewer Revenue
                       7.10%, 6/1/99, (MBIA) .............       246,132
    500,000           Stony Brook, New Jersey,
                      Regional Sewage Authority
                      Revenue, Series B
                      5.45%, 12/1/12 .....................       534,450
  1,000,000           Sussex County, New Jersey
                      Municipal Utilities Authority,
                      Solid Waste Revenue,
                      Series B
                      5.50%, 12/1/13, (MBIA) .............     1,023,850
  1,095,000           Toms River, New Jersey, Board
                      of Education, School Bond
                      Reserve Act
                      5.75%, 7/15/19, (FGIC) .............     1,156,167
    500,000           Trenton, New Jersey,
                      General Obligation
                      6.55%, 8/15/09, (MBIA) .............       556,070
    395,000           West Caldwell Township, New Jersey,
                      General Obligation
                      6.10%, 3/1/00 ......................       411,278
    200,000           West Morris, New Jersey,
                      Regional High School District
                      5.88%, 1/15/01 .....................       210,070
  3,655,000           West New York and New Jersey,
                      Municipal Utilities Authority,
                      Capital Appreciation Refunding,
                      (Eff. Yield 6.85%) (a)
                      0.00%, 12/15/19, (FGIC) ............     1,225,046

                                   EVERGREEN
                        New Jersey Tax Free Income Fund




                      Schedule of Investments (continued)

                                 March 31, 1998




    Principal
     Amount                                             Value
MUNICIPAL OBLIGATIONS - continued
                New Jersey - continued
 $  1,000,000   West Windsor, New Jersey,
                General Obligation
                5.50%, 12/1/10, (FGIC) .........    $  1,063,910
      500,000   Willingboro, New Jersey,
                Municipal Utilities Authority,
                Water and Sewer Revenue
                6.30%, 1/1/06, (FGIC) ..........         509,305
      500,000   Winslow Township, New Jersey,
                General Obligation
                6.50%, 10/1/18, (FGIC) .........         556,315
      285,000   Woodbridge Township, New Jersey,
                Sewer Utility Revenue
                6.75%, 8/1/99 ..................         295,904
                                                    ------------
                                                     116,709,416
                                                    ------------
                New York - 6.6%
                Port Authority of New York and
                New Jersey, Port Airport
                and Marine Revenue:
                 Series 104:
    1,525,000    4.75%, 1/15/26 ................       1,424,609
    1,500,000    5.00%, 7/15/11, (AMBAC) .......       1,519,605
    1,000,000    5.20%, 7/15/15, (AMBAC) .......       1,007,400
    2,000,000    5.20%, 7/15/17, (AMBAC) .......       2,009,900
                 Series 111
    3,000,000    5.00%, 10/1/27 ................       2,914,410
    1,000,000   Port Authority of New York and
                New Jersey, Special Obligation,
                JFK International Airport Terminal
                5.75%, 12/1/25 .................       1,045,160
                                                    ------------
                                                       9,921,084
                                                    ------------
                 Pennsylvania - 4.1%
      475,000   Delaware River, Joint Toll Bridge,
                Commission Revenue
                6.25%, 7/1/12 ..................         508,687
                Delaware River, Port Authority of
                Pennsylvania and New Jersey
                Revenue:
    2,500,000    5.40%, 1/1/15, (FGIC) .........       2,569,625
    2,000,000    5.50%, 1/1/26 .................       2,059,140
                 Series 1995
    1,000,000    5.40%, 1/1/16, (FGIC) .........       1,021,810
                                                    ------------
                                                       6,159,262
                                                    ------------
                Puerto Rico - 7.4%
    1,000,000   Commonwealth of Puerto Rico,
                Capital Guaranty Certificates
                6.50%, 7/1/23 ..................       1,135,590


    Principal
     Amount                                             Value
MUNICIPAL OBLIGATIONS - continued
                Puerto Rico - continued
 $    500,000   Commonwealth of Puerto Rico,
                Electric Power Authority Revenue,
                Series P
                7.00%, 7/1/21 ..................    $    553,070
                Commonwealth of Puerto Rico,
                General Obligation:
      500,000    5.50%, 7/1/13 .................         511,650
    1,115,000    6.50%, 7/1/08, (MBIA) .........       1,297,403
    1,000,000    6.50%, 7/1/14 .................       1,182,710
    4,520,000   Commonwealth of Puerto Rico,
                Highway and Transportation
                Authority, Highway Revenue,
                Series A,
                (Eff. Yield 4.50%) (a)
                0.00%, 7/1/18 ..................       1,835,346
    2,000,000   Commonwealth of Puerto Rico,
                Highway and Transportation
                Authority, Series Y
                5.00%, 7/1/36 ..................       1,936,940
      250,000   Commonwealth of Puerto Rico,
                Public Buildings Authority,
                Guaranted Revenue
                6.25%, 7/1/09, (AMBAC) .........         286,840
    2,500,000   Commonwealth of Puerto Rico,
                Public Imporovement Revenue
                5.38%, 7/1/25 ..................       2,520,625
                                                    ------------
                                                      11,260,174
                                                    ------------
                Total Municipal Obligations
                 (cost $142,565,084) ...........     148,094,406
                                                    ------------


    Shares
MUTUAL FUND SHARES - 1.0%
   101,178   Dreyfus Municipal Money
             Market Fund ......................         101,178
 1,379,790   Federated Municipal Cash Trust ...       1,379,790
                                                      ---------
             Total Mutual Fund Shares
              (cost $1,480,968) ...............       1,480,968
                                                      ---------
             Total Investments -
              (cost $144,046,052).....  99.3%       149,575,374
             Other Assets and
              Liabilities - net ......   0.7          1,014,357
                                       -----        -----------
             Net Assets - ............ 100.0%      $150,589,731
                                       =====       ============

(a) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.



Legend of Portfolio Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
FGIC  Insured by Federal Guaranty Insurance Company
FSA   Insured by Financial Security Assurance Corporation
MBIA  Insured by Municipal Bond Investors Assurance Corporation







                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             New York Tax Free Fund




                            Schedule of Investments

                                 March 31, 1998




      Principal
       Amount                                                    Value
MUNICIPAL OBLIGATIONS - 97.9%
                      New York - 80.7%
$ 400,000             Albany County, New York,
                      Public Improvements, Series B
                      5.60%, 3/15/14, (FGIC) .........     $  418,000
  465,000             Buffalo, New York,
                      General Obligation, Series E
                      6.50%, 12/1/22 .................        532,137
  500,000             Buffalo, New York, Municipal
                      Water Finance Authority, Series B
                      5.00%, 7/1/18 ..................        487,515
  770,000             Erie County, New York, Water
                      Authority, Fourth Resolution,
                      (Eff. Yield 7.30%) (b)
                      0.00%, 12/1/17, (AMBAC) ........        188,042
  550,000             Hempstead Town, New York,
                      General Obligation, Series B
                      5.63%, 2/1/15, (FGIC) ..........        577,010
  100,000             Islip, New York, Resources
                      Recovery Agency, Electric
                      Light & Power Improvements,
                      Series B
                      7.25%, 7/1/11, (AMBAC) .........        122,895
  695,000             Nassau County, New York,
                      Combined Sewer District, Series B
                      6.00%, 5/1/14, (FGIC) ..........        770,262
  600,000             New Rochelle, New York,
                      General Obligation, Series B
                      6.15%, 8/15/17 .................        649,650
  100,000             New York City, New York,
                      Industrial Development Agency,
                      Japan Airlines
                      6.00%, 11/1/15 .................        107,388
                      New York City, New York,
                      Municipal Water Finance
                      Authority, Water and Sewer
                      Systems Revenue, Series A:
  600,000              7.00%, 6/15/15, (FGIC) (d) ....        656,904
  400,000              7.00%, 6/15/15 ................        432,800
  250,000             New York City, New York,
                      Unrefunded Balance, Series A
                      7.75%, 8/15/15 .................        278,410
                      New York State Dormitory
                      Authority Revenue:
                      City University Systems:
  500,000              7.00%, 7/1/09, (FGIC) .........        603,270
  450,000              Series 2
                      6.25%, 7/1/19, (MBIA) ..........        480,987
  250,000              State University Educational
                      Facilities
                      5.88%, 5/15/11, (AMBAC) ........        277,152
  250,000             New York State Environmental
                      Facilities Revenue, Riverbank
                      State Park
                      5.50%, 4/1/16 ..................        260,160
  875,000             New York State Housing
                      Finance Agency Revenue,
                      Multifamily Mortgage, Series B
                      6.25%, 8/15/14, (AMBAC) ........        933,205
                      New York State Medical Care
                      Facilities Finance Agency
                      Revenue:
  250,000              Health Center Projects
                      6.38%, 11/15/19 ................        274,320
1,000,000              Mental Health Services
                      6.38%, 8/15/14, (FGIC) .........      1,108,890


      Principal
       Amount                                                    Value
MUNICIPAL OBLIGATIONS - continued
                      New York - continued
                      New York State Medical Care
                      Facilities Finance Agency
                      Revenue (cont.):
                       New York Hospital:
$ 400,000              6.75%, 8/15/14 ................     $  463,680
  300,000              6.80%, 8/15/24 ................        348,642
  700,000             New York State Thruway
                      Authority, Service Contract,
                      Local Highway and Bridge Revenue
                      5.75%, 4/1/16 ..................        731,052
                      New York State Urban Development
                      Corporation, Correctional Capital
                      Facilities Revenue:
  500,000              (Eff. Yield 5.63%) (b)
                      0.00%, 1/1/10, (AMBAC) .........        286,140
  500,000              7.50%, 4/1/11 .................        556,300
  600,000              Series A;
                      6.50%, 1/1/09 ..................        680,256
1,000,000              6.50%, 1/1/10, (FSA) ..........      1,167,890
  500,000             New York State Urban
                      Development Corporation,
                      Higher Education Technology Grants
                      6.00%, 4/1/10, (MBIA) ..........        544,025
  100,000             Niagara Falls, New York,
                      Frontier Transportation
                      Authority, Greater Buffalo
                      International Airport
                      6.13%, 4/1/14, (AMBAC) .........        107,343
                      Niagara Falls, New York,
                      Public Improvements:
  500,000              7.50%, 3/1/14, (MBIA) .........        640,540
  750,000              7.50%, 3/1/16, (MBIA) .........        969,172
  250,000             St. Lawrence County, New York,
                      Industrial Development
                      Civic Facilities Revenue, St.
                      Lawrence University Project,
                      Series A
                      5.63%, 7/1/13, (MBIA) ..........        261,308
1,000,000             Suffolk County, New York,
                      Industrial Development
                      Agency, Southwest Sewer
                      Systems Revenue
                      6.00%, 2/1/08, (FGIC) ..........      1,118,440
  805,000             Triborough Bridge and Tunnel
                      Authority, New York, General
                      Purpose Revenue, Series X
                      6.63%, 1/1/12 ..................        946,938
                                                           ----------
                                                           17,980,723
                                                           ----------
                      Puerto Rico - 17.2%
2,000,000             Commonwealth of Puerto Rico,
                      Capital Appreciation,
                      General Obligation
                      (Eff. Yield 4.85%) (b)
                      0.00%, 7/1/14, (MBIA) ..........        902,700
1,550,000             Commonwealth of Puerto Rico,
                      Industrial, Tourist,
                      Educational, Medical &
                      Environmental Control Facilities,
                      Hospital Auxilio Mutuo Obligation
                      Group, Series A,
                      6.25%, 7/1/24 (MBIA) ...........      1,698,614

                                   EVERGREEN
                             New York Tax Free Fund




                      Schedule of Investments (continued)

                                 March 31, 1998




    Principal
     Amount                                             Value
MUNICIPAL OBLIGATIONS - continued

                Puerto Rico - continued
$  1,000,000    Commonwealth of Puerto Rico,
                Linked Bond Payment Obligation
                7.00%, 7/1/10, (MBIA) (c) .......    $ 1,226,530
                                                     -----------
                                                       3,827,844
                                                     -----------
                Total Municipal Obligations
                (cost $20,260,387) ..............     21,808,567
                                                     -----------


    Principal
     Amount                                             Value
SHORT-TERM MUNICIPAL SECURITIES - 1.0% (cost $220,000)
$    220,000    New York City, New York,
                Municipal Water Finance
                Authority, Water and Sewer
                Systems Revenue, Series G
                3.85%, 6/15/24 (a) ..............    $   220,000
                                                     -----------
                Total Investments -
                 (cost $20,480,387).....  98.9%       22,028,567
                Other Assets and
                 Liabilities - net .....   1.1           240,041
                                         -----       -----------
                Net Assets ............. 100.0%      $22,268,608
                                         =====       ===========


(a) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(b) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
(c) At the discretion of the portfolio manager, these securities may be separated into securities with interest or principal payments that are linked to another rate or index and therefore would be considered derivative securities.
(d) At March 31, 1998, $100,000 principal amount of this security was pledged to cover margin requirements for open futures contracts.



Summary of Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
FGIC  Insured by Federal Guaranty Insurance Company
FSA   Insured by Financial Security Assurance Company
MBIA  Insured by Municipal Bond Investors Assurance Corporation




FUTURES CONTRACTS - SHORT POSITIONS

                  Number                                     Initial Contract        Value at         Unrealized
Expiration     of Contracts                                       Amount          March 31, 1998      Appreciation
------------   --------------                                ---------            ----------------    -------------
June '98        4               Municipal Bond Index         $ 490,334            $ 490,668          $        334
June '98       10               U.S. Treasury Bond Index     1,203,890            1,205,279                 1,389

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Pennsylvania Tax Free Fund




                            Schedule of Investments

                                 March 31, 1998




      Principal
       Amount                                                     Value
MUNICIPAL OBLIGATIONS - 97.2%
                      Pennsylvania - 88.0%
$ 2,000,000           Albert Gallatin, Pennsylvania,
                      Area School District
                      5.30%, 9/1/17 ...................     $2,031,480
                      Allegheny County, Pennsylvania:
    955,000            Finance Authority, Single
                      Family Mortgage, Series Y
                      6.60%, 11/1/14 ..................      1,033,176
  2,000,000            Industrial Development
                      Authority, USX Corporation,
                      Series A
                      6.70%, 12/1/20 ..................      2,176,240
                      Allegheny County, Pennsylvania,
                      Hospital Development:
  1,000,000            Children's Hospital of Pittsburgh,
                      5.38%, 7/1/17 ...................      1,014,810
  1,000,000            Health Center, University of
                      Pittsburgh
                      6.00%, 4/1/05 ...................      1,086,650
  2,000,000            Pittsburgh Mercy Health Systems
                      5.63%, 8/15/18 ..................      2,170,140
  1,000,000            South Hills Health System
                      5.13%, 5/1/23 ...................        970,460
                      Allegheny County, Pennsylvania,
                      Hospital Development, University of
                      Pittsburgh Medical Center:
  3,000,000            5.13%, 7/1/22 ..................      2,940,870
  1,000,000            5.30%, 12/1/12 .................      1,019,900
  1,250,000           Beaver County, Pennsylvania,
                      Industrial Development Authority,
                      Pollution Control, Ohio Edison Co.
                      Project, Series A
                      7.75%, 9/1/24 ...................      1,316,337
                      Bradford, Pennsylvania,
                      Area School District:
  1,525,000            5.50%, 10/1/14 .................      1,592,252
  2,000,000            5.75%, 10/1/15 .................      2,177,420
                      Bucks County, Pennsylvania,
                      General Obligation:
  1,000,000            5.50%, 5/1/07 ..................      1,066,240
  2,095,000            5.50%, 12/1/10 .................      2,207,858
  1,000,000           Bucks County, Pennsylvania, Water
                      and Sewer Revenue
                      6.20%, 12/1/03 ..................      1,062,960
  4,485,000           Cambria County, Pennsylvania,
                      General Obligation, Series A
                      6.63%, 8/15/12 ..................      4,989,832
  1,000,000           Central Bucks, Pennsylvania,
                      School District, Series A
                      6.90%, 11/15/13 .................      1,145,180
  1,000,000           Central Dauphin, Pennsylvania,
                      School District
                      5.90%, 6/1/00 ...................      1,039,740
  1,000,000           Council Rock, Pennsylvania,
                      School District
                      6.50%, 3/1/02 ...................      1,062,640
  1,500,000           Crawford Central, Pennsylvania,
                      School District
                      5.55%, 2/15/08 ..................      1,581,120


      Principal
       Amount                                                     Value
MUNICIPAL OBLIGATIONS - continued
                      Pennsylvania - continued
$ 1,600,000           Dauphin County, Pennsylvania,
                      General Obligation
                      5.40%, 8/1/06 ...................     $1,665,424
  1,000,000           Dauphin County, Pennsylvania,
                      General Authority Health System,
                      Pinnacle Health System Project
                      5.50%, 5/15/17 ..................      1,028,030
  1,350,000           Delaware County, Pennsylvania,
                      Industrial Development Authority,
                      Pollution Control, Philadelphia
                      Electric Co., Series A
                      7.38%, 4/1/21 ...................      1,468,516
  1,500,000           Delaware County, Pennsylvania,
                      General Obligation
                      5.50%, 10/1/15 ..................      1,547,355
                      Delaware River Port Authority,
                      Pennsylvania and New Jersey:
  1,000,000            5.30%, 1/1/10 ..................      1,041,170
  1,400,000            5.45%, 1/1/12 ..................      1,462,748
  1,000,000           Delaware State, River and Bay
                      Authority Revenue
                      5.40%, 1/1/16 (FGIC) ............      1,026,890
  2,140,000           East Stroudsburg, Pennsylvania,
                      Area School District
                      5.00%, 11/15/09 .................      2,189,755
  1,485,000           Elizabeth Forward, Pennsylvania,
                      Area School District,
                      (Eff. Yield 6.70%)(a)
                      0.00%, 9/1/15 ...................        619,200
    500,000           Erie County, Pennsylvania,
                      Industrial Development Authority,
                      Environmental Improvement,
                      International Paper Co. Project,
                      Series A
                      7.63%, 11/1/18 ..................        583,680
  1,000,000           Fox Chapel, Pennsylvania,
                      Area School District
                      5.50%, 8/15/09 ..................      1,043,960
  3,030,000           Fox Chapel, Pennsylvania, Authority
                      Waterworks Revenue
                      5.13%, 5/15/28 ..................      2,955,583
                      Greene County, Pennsylvania,
                      Industrial Development Authority:
  3,000,000            Monongahela Power Co., Series B
                      4.75%, 2/1/07 ...................      2,989,620
  1,500,000            West Pennsylvania Power Co.
                      5.10%, 2/1/12 ...................      1,493,595
  5,205,000           Harrisburg, Pennsylvania,
                      General Obligation,
                      (Eff. Yield 5.35%) (a)
                      0.00%, 3/15/13 ..................      2,448,641
  1,000,000           Harrisburg, Pennsylvania,
                      Authority Lease Revenue,
                      Green County Prison Project
                      6.25%, 6/1/01 ...................      1,065,810
  2,000,000           Hempfield, Pennsylvania,
                      Area School District
                      5.30%, 10/15/14 .................      2,038,360
  2,500,000           Indiana County, Pennsylvania,
                      Industrial Development Authority,
                      Pennsylvania Electric Co. Project
                      5.35%, 11/1/10 ..................      2,647,325

                                   EVERGREEN
                           Pennsylvania Tax Free Fund




                      Schedule of Investments (continued)

                                 March 31, 1998




      Principal
       Amount                                                     Value
MUNICIPAL OBLIGATIONS - continued
                      Pennsylvania - continued
                      Lehigh County, Pennsylvania,
                      General Purpose Authority:
$ 1,000,000            Good Shepherd Rehabilitation
                      Hospital
                      7.50%, 11/15/21 .................     $1,126,800
  1,250,000            Lehigh Valley Hospital, Series A
                      7.00%, 7/1/16 ...................      1,528,175
  1,000,000           Lower Merion Township,
                      Pennsylvania, General Obligation
                      5.75%, 8/1/09 ...................      1,046,930
  1,780,000           Mars, Pennsylvania,
                      Area School District,
                      (Eff. Yield 6.60%) (a)
                      0.00%, 9/1/26 ...................        414,064
  4,000,000           McKeesport, Pennsylvania,
                      Area School District
                      6.00%, 10/1/25 ..................      4,449,520
  1,305,000           Mon Valley, Pennsylvania,
                      Sewer Revenue
                      6.55%, 11/1/19 (MBIA) ...........      1,443,213
                      Montgomery County, Pennsylvania:
  1,340,000            General Obligation
                      5.35%, 10/15/16 .................      1,385,600
  3,000,000            Industrial Development
                      Revenue, Hill School Project
                      5.35%, 8/15/27 ..................      3,033,510
    950,000            Industrial Development,
                      Pollution Control,
                      Philadelphia Electric Co.
                      7.60%, 4/1/21 ...................      1,039,291
                      Montgomery County, Pennsylvania,
                      Education and Health, Abington
                      Memorial Hospital:
  2,000,000            5.13%, 6/1/14 ..................      1,998,000
  1,000,000            6.40%, 6/1/02 ..................      1,059,860
  1,025,000           Montgomery County, Pennsylvania,
                      Higher Education and Health, County
                      Community College Project
                      6.75%, 11/1/02 ..................      1,089,462
    500,000           Mount Pleasant, Pennsylvania,
                      Business Authority, Frick Hospital
                      5.75%, 12/1/27 ..................        504,410
  1,510,000           New Wilmington, Pennsylvania,
                      Municipal Authority, Westminster
                      College
                      5.05%, 3/1/12 ...................      1,497,603
  1,280,000           North Pennsylvania, School District
                      5.50%, 3/1/05 ...................      1,364,608
  1,000,000           North Pennsylvania, Water Authority
                      6.00%, 11/1/07 ..................      1,070,010
  4,890,000           North Wales, Pennsylvania,
                      Water Authority
                      5.00%, 11/1/13 ..................      4,867,946
  4,000,000           Northampton County, Pennsylvania,
                      Higher Education Authority,
                      Lafayette College Project
                      5.00%, 11/1/27 ..................      3,833,880
  2,035,000           Northampton County, Pennsylvania,
                      Industrial Development, Citizen
                      Utility Co. Project
                      4.75%, 8/1/15, VRDN (d) .........      2,035,000


      Principal
       Amount                                                     Value
MUNICIPAL OBLIGATIONS - continued
                      Pennsylvania - continued
$ 3,000,000           Northeastern Pennsylvania, Hospital
                      and Education Authority, Wyoming
                      Valley Health Care
                      5.25%, 1/1/26 ...................     $2,995,980
  2,000,000           Owen J. Roberts School District,
                      Pennsylvania
                      5.38%, 5/15/18 ..................      2,029,780
  1,325,000           Parkland, Pennsylvania,
                      School District
                      5.75%, 9/1/14 ...................      1,407,110
  1,000,000           Penn Hills, Pennsylvania,
                      General Obligation
                      5.60%, 12/1/05 ..................      1,058,640
  1,000,000           Pennridge, Pennsylvania,
                      School District
                      6.15%, 2/15/03 ..................      1,065,920
                      Pennsylvania Convention Center,
                      Authority Revenue, Capital
                      Appreciation:
  1,000,000            6.60%, 9/1/00 ..................      1,057,970
  2,000,000            (Eff. Yield 9.58%) (a)
                      0.00%, 9/1/08 ...................      1,229,280
  1,000,000            Series A
                      6.75%, 9/1/19 ...................      1,134,830
                      Pennsylvania Housing Finance
                      Agency, Single Family Mortgage:
    790,000            Series 33
                      6.90%, 4/1/17 ...................        850,743
  2,000,000            Series 34A
                      6.85%, 4/1/16 ...................      2,125,620
    750,000            Series 40
                      6.80%, 10/1/15 ..................        811,380
  1,840,000            Series 50A
                      6.00%, 10/1/13 ..................      1,957,852
  1,650,000           Pennsylvania Intragovernmental
                      Cooperation Authority, Special Tax,
                      Philadelphia Funding Program
                      6.75%, 6/15/21 (FGIC) ...........      1,897,896
                      Pennsylvania State University:
  1,000,000            6.25%, 3/1/11 ..................      1,065,490
  1,000,000            6.60%, 7/1/02 ..................      1,089,480
  1,080,000           Pennsylvania State, Certificates of
                      Participation
                      5.90%, 5/1/99 ...................      1,103,684
  5,000,000           Pennsylvania State, Finance
                      Authority Revenue
                      6.60%, 11/1/09 ..................      5,469,500
  2,000,000           Pennsylvania State, Higher
                      Education Facility, University of
                      Pennsylvania
                      5.40%, 9/1/07 ...................      2,114,940
  1,000,000           Pennsylvania State, Higher
                      Educational Facility, University of
                      Pennsylvania and Presbyterian
                      Medical Center of Pennsylvania
                      6.00%, 1/1/07 ...................      1,107,770
                      Pennsylvania State, Higher
                      Educational Revenue:
  2,025,000            5.00%, 12/15/09 ................      2,071,089
  2,950,000            5.25%, 6/15/17 .................      2,984,722
    485,000            6.63%, 8/15/09 .................        534,625

                                   EVERGREEN
                           Pennsylvania Tax Free Fund




                      Schedule of Investments (continued)

                                 March 31, 1998




      Principal
       Amount                                                         Value
MUNICIPAL OBLIGATIONS - continued
                      Pennsylvania - continued
                      Pennsylvania State, Higher
                      Educational Revenue, Thomas
                      Jefferson University:
$ 1,000,000            5.15%, 11/1/10 .....................     $ 1,046,648
  2,000,000            5.80%, 8/15/99 .....................       2,051,722
  1,115,000            6.63%, 8/15/09 .....................       1,238,007
                      Pennsylvania State, Industrial
                      Development Authority:
  2,000,000            6.00%, 7/1/06 ......................       2,206,420
  2,000,000            7.00%, 1/1/06 ......................       2,318,380
  1,000,000            7.00%, 7/1/06 ......................       1,167,760
    875,000            Series 1994
                      6.00%, 1/1/12 .......................         945,761
                      Pennsylvania State, Turnpike
                      Commission Revenue:
  1,000,000            6.45%, 6/1/03 ......................       1,079,700
  3,000,000            6.50%, 12/1/13 .....................       3,256,500
  4,000,000           Philadelphia, Pennsylvania, Water
                      and Waste Revenue
                      6.25%, 8/1/12 (MBIA) ................       4,595,080
  1,000,000           Philadelphia, Pennsylvania, Airport
                      Parking Authority Revenue
                      5.75%, 9/1/08 .......................       1,095,590
                      Philadelphia, Pennsylvania,
                      Hospital and Higher Education
                      Facilities Authority:
    500,000            Albert Einstein Medical Center,
                      7.63%, 4/1/11 .......................         524,995
    280,000            Community College, Series B
                      6.50%, 5/1/07 .......................         318,307
    500,000            Temple University Hospital
                      5.50%, 11/15/15 .....................         505,355
  3,000,000           Pittsburgh, Pennsylvania, Water and
                      Sewer Systems Revenue
                      5.00%, 9/1/21 .......................       2,899,620
  1,000,000           Pleasant Valley, Pennsylvania,
                      School District
                      5.60%, 11/15/14 .....................       1,035,660
  1,000,000           Pocono Mountain, Pennsylvania,
                      School District
                      6.10%, 10/1/03 ......................       1,066,170
  6,460,000           Radnor Township, Pennsylvania,
                      School District
                      5.00%, 3/15/26 ......................       6,262,389
  2,865,000           Solanco, Pennsylvania, School
                      District
                      5.20%, 2/15/14 ......................       2,895,713
  1,500,000           Southeastern Pennsylvania,
                      Transportation Authority
                      5.63%, 3/1/07 .......................       1,606,515
  2,000,000           Titusville, Pennsylvania,
                      Area School District
                      5.25%, 7/1/17 .......................       2,019,220
  1,000,000           Tredyffrin Township, Pennsylvania,
                      General Obligation
                      5.45%, 11/15/13 .....................       1,029,880
  1,000,000           Unionville-Chadds Ford,
                      Pennsylvania, School District
                      5.80%, 6/1/13 .......................       1,068,700
                      University of Pittsburgh, Pennsylvania:
  1,000,000            5.00%, 6/1/17 ......................         987,740
  1,000,000            5.90%, 6/1/03 ......................       1,078,375


      Principal
       Amount                                                         Value
MUNICIPAL OBLIGATIONS - continued
                      Pennsylvania - continued
$ 3,060,000           Upper Dublin, Pennsylvania,
                      School District
                      5.00%, 11/15/08 .....................     $ 3,143,079
                      Upper Merion, Pennsylvania,
                      Municipal Utilities Authority:
  1,000,000            6.00%, 8/15/12 .....................       1,053,890
  2,325,000            6.00%, 8/15/16 .....................       2,436,856
  1,000,000           Wallenpaupack, Pennsylvania,
                      Area School District
                      6.00%, 9/1/03 .......................       1,039,190
  1,000,000           West Mifflin, Pennsylvania, Sewer
                      Municipal Authority, Sewer Revenue
                      5.70%, 8/1/15 .......................       1,045,870
  1,000,000           York County, Pennsylvania,
                      General Obligation,
                      6.00%, 10/1/04 ......................       1,060,270
                      York County, Pennsylvania, Hospital
                      Authority Revenue, York Hospital:
  3,000,000            5.25%, 7/1/23 ......................       2,991,810
  2,000,000            5.25%, 7/1/17 ......................       2,007,440
                                                                -----------
                                                                194,031,762
                                                                -----------
                      Puerto Rico - 9.2%
                      Commonwealth of Puerto Rico,
                      Highway and Transportation
                      Authority, Highway Revenue:
  9,000,000            Series A,
                      (Eff. Yield 5.50%)(a)
                      0.00%, 7/1/16 .......................       3,579,660
  1,000,000            Series W
                      5.50%, 7/1/13 .......................       1,069,250
    100,000            Series Y
                      5.25%, 7/1/15 .......................         101,691
  3,250,000           Commonwealth of Puerto Rico
                      Industrial, Tourist, Educational,
                      Medical & Environmental Control
                      Facilities, Hospital Auxilio Mutuo
                      Obligation Group, Series A
                      6.25%, 7/1/24 (MBIA) ................       3,561,610
  3,950,000           Commonwealth of Puerto Rico,
                      Linked Bond Payment Obligation,
                      7.00%, 7/1/10 (MBIA)(b) .............       4,844,794
  1,000,000           Commonwealth of Puerto Rico,
                      Municipal Finance Agency, Series A
                      6.00%, 7/1/11 .......................       1,125,760
  2,900,000           Commonwealth of Puerto Rico, Public
                      Buildings Authority, Guaranteed
                      Government Facilities, Series B
                      5.25%, 7/1/21 .......................       2,899,768
  1,800,000           Commonwealth of Puerto Rico, Public
                      Buildings Authority, Guaranteed
                      Public Education and Health
                      Facilities, Series M
                      5.70%, 7/1/09 .......................       1,969,920
  1,000,000           University of Puerto Rico,
                      University Revenue, Series N
                      6.25%, 6/1/07 .......................       1,140,170
                                                                -----------
                                                                 20,292,623
                                                                -----------
                      Total Municipal Obligations
                      (cost $206,219,952) .................     214,324,385
                                                                -----------

                                   EVERGREEN
                           Pennsylvania Tax Free Fund




                      Schedule of Investments (continued)

                                 March 31, 1998


    Principal
     Amount                                         Value
SHORT-TERM MUNICIPAL SECURITIES - 0.9% (cost $2,140,000)
                 Pennsylvania - 0.9%
 $  2,140,000   Philadelphia, Pennsylvania,
                Hospital and Higher Educational
                Facilities Authority Revenue,
                Children's Hospital of
                Philadelphia, Series B,
                (SPA: Morgan Guaranty)
                3.75%, 3/1/27 (c) ...........    $2,140,000
                                                 ----------


    Shares                                               Value
MUTUAL FUND SHARES - 1.4%
  3,000,000   Federated Tax Free O bligation ....    $  3,000,000
     59,738   Pennsylvania Municip al Cash Trust,
              Institutional Service Shares ......          59,738
                                                     ------------
              Total Mutual Fund Shares
              (cost $3,059,738) .................       3,059,738
                                                     ------------
              Total Investments -
               (cost $211,419,690) .....  99.5%       219,524,123
              Other Assets and
               Liabilities - net .......   0.5          1,004,208
                                         -----       ------------
              Net Assets -  ............ 100.0%      $220,528,331
                                         =====       ============

(a) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
(b) At the discretion of the portfolio manager, these securities may be separated into securities with interest or principal payments that are linked to another rate or index and therefore would be considered derivative securities.
(c) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(d) Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at March 31, 1998.



Legend of Portfolio Abbreviations:
FGIC  Insured by Federal Guaranty Insurance Company
MBIA  Insured by Municipal Bond Investors Assurance Corporation
SPA   Security Purchase Agreement
VRDN  Variable Rate Demand Notes







                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Municipal Bond Funds




                      Statements of Assets and Liabilities

                                 March 31, 1998


                                                California      Connecticut     Massachusetts
                                                   Fund            Fund             Fund
                                             --------------- ---------------- ----------------
Assets
 Investments at market value
  (identified cost-$25,045,496,
  $65,481,487, $9,555,261,
  $23,528,568, $144,046,052
  $20,480,387 and $211,419,690,
  respectively) ............................   $26,341,725     $ 67,429,235     $10,013,115
 Cash ......................................         3,188                0             549
 Receivable for Fund shares sold ...........       680,808            5,000               0
 Interest receivable .......................       307,233        1,020,789         113,018
 Receivable for investments sold ...........             0                0               0
 Prepaid expenses and other assets .........        20,934            8,952           5,364
--------------------------------------------   -----------     ------------     -----------
  Total assets .............................    27,353,888       68,463,976      10,132,046
--------------------------------------------   -----------     ------------     -----------
Liabilities
 Payable for Fund shares redeemed ..........       122,430                0           5,667
 Dividends payable .........................        52,551          248,596           6,541
 Due to related parties ....................        28,880           36,603           4,774
 Payable for daily variation margin on
  open futures contracts ...................        10,594                0           2,750
 Distribution fee payable ..................         9,765              264           6,096
 Accrued Trustees' fees and expenses .......           404              198             298
 Accrued registration and filing fees ......            23           20,760               0
 Payable for investments purchased .........             0                0               0
 Accrued expenses and other liabilities.....         7,465            5,314           6,813
--------------------------------------------   -----------     ------------     -----------
  Total liabilities ........................       232,112          311,735          32,939
--------------------------------------------   -----------     ------------     -----------
Net assets .................................   $27,121,776     $ 68,152,241     $10,099,107
============================================   ===========     ============     ===========
Net assets represented by
 Paid-in capital ...........................   $25,744,776     $ 65,779,367     $ 9,594,520
 Undistributed net investment income
  (accumulated distributions in excess
  of net investment income) ................       (52,878)               0          (6,750)
 Accumulated net realized gain on
  investments and closed futures
  contracts ................................       130,786          425,126          52,761
 Net unrealized appreciation on
  investments and open futures
  contracts ................................     1,299,092        1,947,748         458,576
--------------------------------------------   -----------     ------------     -----------
  Total net assets .........................   $27,121,776     $ 68,152,241     $10,099,107
============================================   ===========     ============     ===========
Net assets consist of
 Class A ...................................   $ 6,419,855     $    146,151     $ 2,076,481
 Class B ...................................    18,966,876          331,130       6,383,946
 Class C ...................................     1,735,045                0       1,638,680
 Class Y ...................................             0       67,674,960               0
--------------------------------------------   -----------     ------------     -----------
                                               $27,121,776     $ 68,152,241     $10,099,107
                                               ===========     ============     ===========
Shares outstanding
 Class A ...................................       643,160           22,925         212,751
 Class B ...................................     1,908,772           51,933         658,769
 Class C ...................................       174,887                0         169,219
 Class Y ...................................             0       10,616,012               0
--------------------------------------------   -----------     ------------     -----------
Net asset value per share
 Class A ...................................   $      9.98     $       6.38     $      9.76
============================================   ===========     ============     ===========
 Class A - Offering price (based on
  sales charge of 4.75%) ...................   $     10.48     $       6.70     $     10.25
============================================   ===========     ============     ===========
 Class B ...................................   $      9.94     $       6.38     $      9.69
============================================   ===========     ============     ===========
 Class C ...................................   $      9.92                -     $      9.68
============================================   ===========     ============     ===========
 Class Y ...................................             -     $       6.37               -
============================================   ===========     ============     ===========



                                                 Missouri       New Jersey        New York      Pennsylvania
                                                  Fund             Fund            Fund            Fund
                                             -------------- ----------------- -------------- ----------------
Assets
 Investments at market value
  (identified cost-$25,045,496,
  $65,481,487, $9,555,261,
  $23,528,568, $144,046,052
  $20,480,387 and $211,419,690,
  respectively) ............................  $25,234,114     $ 149,575,374    $22,028,567     $219,524,123
 Cash ......................................        3,194                 0          1,584               19
 Receivable for Fund shares sold ...........          565            55,636            460          714,105
 Interest receivable .......................      337,653         1,914,117        283,996        3,017,170
 Receivable for investments sold ...........            0         2,834,063              0                0
 Prepaid expenses and other assets .........       36,820             4,873          5,071            3,937
--------------------------------------------- -----------     -------------    -----------     ------------
  Total assets .............................   25,612,346       154,384,063     22,319,678      223,259,354
--------------------------------------------- -----------     -------------    -----------     ------------
Liabilities
 Payable for Fund shares redeemed ..........       12,074           130,978              0          225,254
 Dividends payable .........................       55,421           457,457         28,837        1,382,787
 Due to related parties ....................       53,214            28,504          1,320           49,380
 Payable for daily variation margin on
  open futures contracts ...................        6,906                 0          6,438                0
 Distribution fee payable ..................       12,994               947         11,106           31,615
 Accrued Trustees' fees and expenses .......          370             6,612            257                0
 Accrued registration and filing fees ......        1,429            14,895             15           44,474
 Payable for investments purchased .........            0         3,122,960              0          972,453
 Accrued expenses and other liabilities.....       30,740            31,979          3,097           25,060
--------------------------------------------- -----------     -------------    -----------     ------------
  Total liabilities ........................      173,148         3,794,332         51,070        2,731,023
--------------------------------------------- -----------     -------------    -----------     ------------
Net assets .................................  $25,439,198     $ 150,589,731    $22,268,608     $220,528,331
============================================= ===========     =============    ===========     ============
Net assets represented by
 Paid-in capital ...........................  $23,667,371     $ 144,667,683    $20,553,591     $211,180,842
 Undistributed net investment income
  (accumulated distributions in excess
  of net investment income) ................      (46,006)            1,977        (14,383)        (106,253)
 Accumulated net realized gain on
  investments and closed futures
  contracts ................................      110,424           390,749        179,497        1,349,309
 Net unrealized appreciation on
  investments and open futures
  contracts ................................    1,707,409         5,529,322      1,549,903        8,104,433
--------------------------------------------- -----------     -------------    -----------     ------------
  Total net assets .........................  $25,439,198     $ 150,589,731    $22,268,608     $220,528,331
============================================= ===========     =============    ===========     ============
Net assets consist of
 Class A ...................................  $ 4,897,029     $  31,614,432    $ 3,559,242     $ 24,118,585
 Class B ...................................   19,552,404        13,644,760     17,244,821       37,035,655
 Class C ...................................      989,765                 0      1,464,545        6,414,002
 Class Y ...................................            0       105,330,539              0      152,960,089
--------------------------------------------- -----------     -------------    -----------     ------------
                                              $25,439,198     $ 150,589,731    $22,268,608     $220,528,331
                                              ===========     =============    ===========     ============
Shares outstanding
 Class A ...................................      479,612         2,844,866        351,689        2,060,980
 Class B ...................................    1,938,595         1,227,877      1,720,078        3,205,942
 Class C ...................................       98,157                 0        146,106          553,629
 Class Y ...................................            0         9,478,550              0       13,072,063
--------------------------------------------- -----------     -------------    -----------     ------------
Net asset value per share
 Class A ...................................  $     10.21     $       11.11    $     10.12     $      11.70
============================================= ===========     =============    ===========     ============
 Class A - Offering price (based on
  sales charge of 4.75%) ...................  $     10.72     $       11.66    $     10.62     $      12.28
============================================= ===========     =============    ===========     ============
 Class B ...................................  $     10.09     $       11.11    $     10.03     $      11.55
============================================= ===========     =============    ===========     ============
 Class C ...................................  $     10.08                 -    $     10.02     $      11.59
============================================= ===========     =============    ===========     ============
 Class Y ...................................            -     $       11.11              -     $      11.70
============================================= ===========     =============    ===========     ============

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Municipal Bond Funds




                           Statements of Operations

                           Year Ended March 31, 1998


                                             California    Connecticut    Massachusetts
                                                Fund          Fund*           Fund
                                           ------------- -------------- ----------------
Investment income
 Interest ................................  $1,471,400     $1,197,743      $  611,380
------------------------------------------  ----------     ----------      ----------
Expenses
 Distribution Plan expenses ..............     216,952            466          87,863
 Management fee ..........................     150,177        141,059          62,171
 Transfer agent fees .....................      22,765            138          11,610
 Professional fees .......................      19,859         16,017          17,372
 Shareholder reports expense .............      19,605          8,546          15,585
 Custodian fees ..........................       9,628          8,053           3,882
 Registration and filing fees ............       4,412         23,632           6,697
 Administrative services fees ............       1,621          7,220           2,145
 Trustees' fees and expenses .............       1,363            545             750
 Other ...................................       2,504          1,768           2,527
 Fee waivers .............................     (67,381)       (64,322)        (54,590)
------------------------------------------  ----------     ----------      ----------
  Total expenses .........................     381,505        143,122         156,012
 Less: Indirectly paid expenses ..........        (724)        (1,595)           (299)
------------------------------------------  ----------     ----------      ----------
  Net expenses ...........................     380,781        141,527         155,713
------------------------------------------  ----------     ----------      ----------
 Net investment income ...................   1,090,619      1,056,216         455,667
------------------------------------------  ----------     ----------      ----------
Net realized and unrealized gain on
 investments and futures contracts
 Net realized gain (loss) on:
  Investments ............................     364,453        425,126         389,235
  Closed futures contracts ...............    (128,095)             0         (19,681)
------------------------------------------  ----------     ----------      ----------
 Net realized gain on investments and
  closed futures contracts ...............     236,358        425,126         369,554
 Net change in unrealized appreciation
  (depreciation) on investments and
  open futures contracts .................   1,295,323         55,361         258,124
------------------------------------------  ----------     ----------      ----------
 Net realized and unrealized gain on
  investments and futures contracts ......   1,531,681        480,487         627,678
------------------------------------------  ----------     ----------      ----------
 Net increase in net assets resulting
  from operations ........................  $2,622,300     $1,536,703      $1,083,345
==========================================  ==========     ==========      ==========



                                              Missouri     New Jersey     New York     Pennsylvania
                                                Fund          Fund          Fund          Fund
                                           ------------- ------------- ------------- --------------
Investment income
 Interest ................................  $1,416,417    $4,501,640    $1,336,801    $ 6,642,239
------------------------------------------- ----------    ----------    ----------    -----------
Expenses
 Distribution Plan expenses ..............     201,944       188,017       194,402        453,804
 Management fee ..........................     138,262       429,995       132,245        610,824
 Transfer agent fees .....................      27,177        35,990        23,201         79,966
 Professional fees .......................      18,094        23,810        16,561         20,069
 Shareholder reports expense .............      42,956        63,236        12,837         53,279
 Custodian fees ..........................       7,623        31,179         8,340         43,161
 Registration and filing fees ............       2,080        22,039           421         47,640
 Administrative services fees ............       4,811        27,450         3,109         25,291
 Trustees' fees and expenses .............       1,252         4,687         1,066          3,359
 Other ...................................       4,270        12,280         5,278         10,728
 Fee waivers .............................     (94,233)     (347,511)      (58,744)      (174,928)
------------------------------------------- ----------    ----------    ----------    -----------
  Total expenses .........................     354,236       491,172       338,716      1,173,193
 Less: Indirectly paid expenses ..........      (1,449)       (1,640)         (739)        (2,649)
------------------------------------------- ----------    ----------    ----------    -----------
  Net expenses ...........................     352,787       489,532       337,977      1,170,544
------------------------------------------- ----------    ----------    ----------    -----------
 Net investment income ...................   1,063,630     4,012,108       998,824      5,471,695
------------------------------------------- ----------    ----------    ----------    -----------
Net realized and unrealized gain on
 investments and futures contracts
 Net realized gain (loss) on:
  Investments ............................     322,259     1,015,421       518,579      3,540,109
  Closed futures contracts ...............     (86,830)            0       (29,466)      (132,120)
------------------------------------------- ----------    ----------    ----------    -----------
 Net realized gain on investments and
  closed futures contracts ...............     235,429     1,015,421       489,113      3,407,989
 Net change in unrealized appreciation
  (depreciation) on investments and
  open futures contracts .................   1,157,948     1,915,701       822,112      1,218,774
------------------------------------------- ----------    ----------    ----------    -----------
 Net realized and unrealized gain on
  investments and futures contracts ......   1,393,377     2,931,122     1,311,225      4,626,763
------------------------------------------- ----------    ----------    ----------    -----------
 Net increase in net assets resulting
  from operations ........................  $2,457,007    $6,943,230    $2,310,049    $10,098,458
=========================================== ==========    ==========    ==========    ===========

* The Fund commenced operations on November 24, 1997.







                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Municipal Bond Funds




                      Statements of Changes in Net Assets

                           Year Ended March 31, 1998


                                          California     Connecticut    Massachusetts
                                             Fund           Fund*           Fund
                                       --------------- -------------- ----------------
Operations
 Net investment income ...............  $  1,090,619    $  1,056,216    $    455,667
 Net realized gain on investments
  and closed futures contracts .......       236,358         425,126         369,554
 Net change in unrealized
  appreciation (depreciation) on
  investments and open futures
  contracts ..........................     1,295,323          55,361         258,124
--------------------------------------  ------------    ------------    ------------
  Net increase in net assets
   resulting from operations .........     2,622,300       1,536,703       1,083,345
--------------------------------------  ------------    ------------    ------------
Distributions to shareholders from
 Net investment income
  Class A ............................      (205,595)           (953)        (93,495)
  Class B ............................      (781,308)         (1,377)       (270,195)
  Class C ............................       (68,869)              0         (68,044)
  Class Y ............................             0      (1,053,886)              0
 Net realized gains on investments
  Class A ............................             0               0               0
  Class B ............................             0               0               0
  Class C ............................             0               0               0
  Class Y ............................             0               0               0
--------------------------------------  ------------    ------------    ------------
  Total distributions to
   shareholders ......................    (1,055,772)     (1,056,216)       (431,734)
--------------------------------------  ------------    ------------    ------------
Capital share transactions
 Proceeds from shares sold ...........     4,372,062       6,576,391       1,120,126
 Proceeds from shares issued in
  connection with the acquisition
  of Common Trust funds ..............             0      65,325,420               0
 Proceeds from reinvestment of
  distributions ......................       475,762           2,057         281,994
 Payment for shares redeemed .........    (7,127,357)     (4,232,114)     (3,887,027)
--------------------------------------  ------------    ------------    ------------
  Net increase (decrease) in net
   assets resulting from capital
   share transactions ................    (2,279,533)     67,671,754      (2,484,907)
--------------------------------------  ------------    ------------    ------------
   Total increase (decrease) in
    net assets .......................      (713,005)     68,152,241      (1,833,296)
Net assets
 Beginning of year ...................    27,834,781               0      11,932,403
--------------------------------------  ------------    ------------    ------------
 End of year .........................  $ 27,121,776    $ 68,152,241    $ 10,099,107
======================================  ============    ============    ============
Undistributed net investment
 income (accumulated
 distributions in excess of net
 investment income) ..................  $    (52,878)   $          0    $     (6,750)
======================================  ============    ============    ============



                                           Missouri       New Jersey       New York       Pennsylvania
                                             Fund            Fund            Fund            Fund
                                       --------------- --------------- --------------- ----------------
Operations
 Net investment income ...............  $  1,063,630    $   4,012,108   $    998,824    $   5,471,695
 Net realized gain on investments
  and closed futures contracts .......       235,429        1,015,421        489,113        3,407,989
 Net change in unrealized
  appreciation (depreciation) on
  investments and open futures
  contracts ..........................     1,157,948        1,915,701        822,112        1,218,774
--------------------------------------- ------------    -------------   ------------    -------------
  Net increase in net assets
   resulting from operations .........     2,457,007        6,943,230      2,310,049       10,098,458
--------------------------------------- ------------    -------------   ------------    -------------
Distributions to shareholders from
 Net investment income
  Class A ............................      (185,708)      (1,518,372)      (163,491)      (1,141,904)
  Class B ............................      (792,663)        (419,808)      (725,698)      (1,487,712)
  Class C ............................       (47,861)               0        (60,327)        (258,914)
  Class Y ............................             0       (2,083,453)             0       (2,490,364)
 Net realized gains on investments
  Class A ............................             0         (240,378)       (21,835)               0
  Class B ............................             0          (86,039)      (118,363)               0
  Class C ............................             0                0         (9,455)               0
  Class Y ............................             0          (81,674)             0                0
--------------------------------------- ------------    -------------   ------------    -------------
  Total distributions to
   shareholders ......................    (1,026,232)      (4,429,724)    (1,099,169)      (5,378,894)
--------------------------------------- ------------    -------------   ------------    -------------
Capital share transactions
 Proceeds from shares sold ...........     6,597,008       16,729,270      2,516,417       17,158,377
 Proceeds from shares issued in
  connection with the acquisition
  of Common Trust funds ..............             0       93,692,061              0      147,227,043
 Proceeds from reinvestment of
  distributions ......................       456,051        1,561,654        691,411        1,719,493
 Payment for shares redeemed .........    (7,105,076)     (12,623,869)    (6,778,220)     (18,876,225)
--------------------------------------- ------------    -------------   ------------    -------------
  Net increase (decrease) in net
   assets resulting from capital
   share transactions ................       (52,017)      99,359,116     (3,570,392)     147,228,688
--------------------------------------- ------------    -------------   ------------    -------------
   Total increase (decrease) in
    net assets .......................     1,378,758      101,872,622     (2,359,512)     151,948,252
Net assets
 Beginning of year ...................    24,060,440       48,717,109     24,628,120       68,580,079
--------------------------------------- ------------    -------------   ------------    -------------
 End of year .........................  $ 25,439,198    $ 150,589,731   $ 22,268,608    $ 220,528,331
======================================= ============    =============   ============    =============
Undistributed net investment
 income (accumulated
 distributions in excess of net
 investment income) ..................  $    (46,006)   $       1,977   $    (14,383)   $    (106,253)
======================================= ============    =============   ============    =============

* The Fund commenced operations on November 24, 1997.








                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Municipal Bond Funds




                      Statements of Changes in Net Assets

                           Year Ended March 31, 1997


                                                    California     Massachusetts
                                                      Fund*            Fund
                                                 --------------- ----------------
Operations
 Net investment income .........................  $    401,538     $    530,147
 Net realized gain (loss) on investments and
  closed futures contracts .....................        86,025         (193,010)
 Net change in unrealized appreciation
  (depreciation) on investments ................      (917,121)         153,528
------------------------------------------------  ------------     ------------
  Net increase (decrease) in net assets
   resulting from operations ...................      (429,558)         490,665
------------------------------------------------  ------------     ------------
Distributions to shareholders from
 Net investment income
  Class A ......................................       (72,534)         (99,998)
  Class B ......................................      (305,849)        (333,403)
  Class C ......................................       (22,898)         (96,745)
  Class Y ......................................             0                0
 In excess of net investment income
  Class A ......................................        (6,198)          (5,743)
  Class B ......................................       (26,136)         (19,147)
  Class C ......................................        (1,957)          (5,556)
------------------------------------------------  ------------     ------------
  Total distributions to shareholders ..........      (435,572)        (560,592)
------------------------------------------------  ------------     ------------
Capital share transactions
 Proceeds from shares sold .....................     2,275,677        1,800,934
 Proceeds from reinvestment of
  distributions ................................       180,206          326,680
 Payment for shares redeemed ...................    (2,755,667)      (1,488,605)
------------------------------------------------  ------------     ------------
  Net increase (decrease) in net assets
   resulting from capital share
   transactions ................................      (299,784)         639,009
------------------------------------------------  ------------     ------------
   Total increase (decrease) in net assets......    (1,164,914)         569,082
Net assets
 Beginning of period ...........................    28,999,695       11,363,321
------------------------------------------------  ------------     ------------
 End of period .................................  $ 27,834,781     $ 11,932,403
================================================  ============     ============
Undistributed net investment income
 (accumulated distributions in excess of net
 investment income) ............................  $   (104,425)    $    (33,200)
================================================  ============     ============



                                                     Missouri       New Jersey       New York       Pennsylvania
                                                      Fund*           Fund**           Fund            Fund
                                                 --------------- --------------- --------------- ----------------
Operations
 Net investment income .........................  $    370,919    $  1,334,734    $  1,078,808    $    3,503,269
 Net realized gain (loss) on investments and
  closed futures contracts .....................       178,889         186,579         (61,528)          292,860
 Net change in unrealized appreciation
  (depreciation) on investments ................      (736,014)       (302,716)         15,124          (321,053)
------------------------------------------------- ------------    ------------    ------------    --------------
  Net increase (decrease) in net assets
   resulting from operations ...................      (186,206)      1,218,597       1,032,404         3,475,076
------------------------------------------------- ------------    ------------    ------------    --------------
Distributions to shareholders from
 Net investment income
  Class A ......................................       (43,242)       (951,954)       (194,146)       (1,419,449)
  Class B ......................................      (308,467)       (106,102)       (790,549)       (1,723,506)
  Class C ......................................       (18,770)              0         (94,113)         (359,246)
  Class Y ......................................             0        (282,668)              0                 0
 In excess of net investment income
  Class A ......................................        (1,048)              0          (5,112)                0
  Class B ......................................        (7,475)              0         (20,815)                0
  Class C ......................................          (455)              0          (2,478)                0
------------------------------------------------- ------------    ------------    ------------    --------------
  Total distributions to shareholders ..........      (379,457)     (1,340,724)     (1,107,213)       (3,502,201)
------------------------------------------------- ------------    ------------    ------------    --------------
Capital share transactions
 Proceeds from shares sold .....................     1,090,088       7,756,737       5,762,104         8,865,701
 Proceeds from reinvestment of
  distributions ................................       187,633         667,765         686,200         1,992,715
 Payment for shares redeemed ...................    (2,572,965)     (3,747,637)     (5,139,895)      (18,355,282)
------------------------------------------------- ------------    ------------    ------------    --------------
  Net increase (decrease) in net assets
   resulting from capital share
   transactions ................................    (1,295,244)      4,676,865       1,308,409        (7,496,866)
------------------------------------------------- ------------    ------------    ------------    --------------
   Total increase (decrease) in net assets......    (1,860,907)      4,554,738       1,233,600        (7,523,991)
Net assets
 Beginning of period ...........................    25,921,347      44,162,371      23,394,520        76,104,070
------------------------------------------------- ------------    ------------    ------------    --------------
 End of period .................................  $ 24,060,440    $ 48,717,109    $ 24,628,120    $   68,580,079
================================================= ============    ============    ============    ==============
Undistributed net investment income
 (accumulated distributions in excess of net
 investment income) ............................  $    (87,930)   $      9,525    $    (64,926)   $     (218,513)
================================================= ============    ============    ============    ==============

 * Four months ended March 31, 1997. During the period, the California Fund and the Missouri Fund changed their fiscal year end from November 30 to March
  31.
** Seven months ended March 31, 1997. During the period, the New Jersey Fund changed its fiscal year end from August 31 to March 31.
                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Municipal Bond Funds




                      Statements of Changes in Net Assets

                           For the Periods Indicated


                                                                                              California
                                                                                                Fund*
                                                                                           ---------------
Operations
 Net investment income ...................................................................  $  1,311,162
 Net realized gain on investments and closed futures contracts ...........................       250,535
 Net change in unrealized appreciation (depreciation) on investments .....................      (615,669)
------------------------------------------------------------------------------------------  ------------
  Net increase in net assets resulting from operations ...................................       946,028
------------------------------------------------------------------------------------------  ------------
Distributions to shareholders from
 Net investment income
  Class A ................................................................................      (235,059)
  Class B ................................................................................    (1,007,294)
  Class C ................................................................................       (68,809)
  Class Y ................................................................................             0
 In excess of net investment income
  Class A ...............................................................................       (10,964)
  Class B ................................................................................       (46,983)
  Class C ................................................................................        (3,209)
------------------------------------------------------------------------------------------  ------------
  Total distributions to shareholders ...................................................    (1,372,318)
------------------------------------------------------------------------------------------  ------------
Capital share transactions
 Proceeds from shares sold ...............................................................     7,461,155
 Proceeds from reinvestment of distributions .............................................       527,147
 Payment for shares redeemed .............................................................    (7,394,896)
------------------------------------------------------------------------------------------  ------------
  Net increase (decrease) in net assets resulting from capital share transactions ........       593,406
------------------------------------------------------------------------------------------  ------------
   Total increase (decrease) in net assets ...............................................       167,116
Net assets
 Beginning of period .....................................................................    28,832,579
------------------------------------------------------------------------------------------  ------------
 End of period ...........................................................................  $ 28,999,695
==========================================================================================  ============
Undistributed net investment income (accumulated distributions in excess of net investment
 income) .................................................................................  $    (84,575)
==========================================================================================  ============



                                                                                               Missouri        New Jersey
                                                                                                Fund*           Fund**
                                                                                           --------------- ----------------
Operations
 Net investment income ...................................................................  $  1,144,334    $    1,079,916
 Net realized gain on investments and closed futures contracts ..........................       408,522                56
 Net change in unrealized appreciation (depreciation) on investments .....................      (559,081)         (955,855)
------------------------------------------------------------------------------------------- ------------    --------------
  Net increase in net assets resulting from operations ...................................       993,775           124,117
------------------------------------------------------------------------------------------- ------------    --------------
Distributions to shareholders from
 Net investment income
  Class A ................................................................................      (180,167)         (862,288)
  Class B ................................................................................      (901,652)          (32,289)
  Class C ................................................................................       (62,515)                0
  Class Y ...............................................................................             0          (185,339)
 In excess of net investment income
  Class A ................................................................................        (7,679)                0
  Class B ................................................................................       (38,432)                0
  Class C ...............................................................................        (2,665)                0
------------------------------------------------------------------------------------------- ------------    --------------
  Total distributions to shareholders ....................................................    (1,193,110)       (1,079,916)
------------------------------------------------------------------------------------------- ------------    --------------
Capital share transactions
 Proceeds from shares sold ...............................................................     4,860,517        13,167,830
 Proceeds from reinvestment of distributions .............................................       610,269           522,912
 Payment for shares redeemed .............................................................    (7,217,824)      (10,539,031)
------------------------------------------------------------------------------------------- ------------    --------------
  Net increase (decrease) in net assets resulting from capital share transactions ........    (1,747,038)        3,151,711
------------------------------------------------------------------------------------------- ------------    --------------
   Total increase (decrease) in net assets ...............................................    (1,946,373)        2,195,912
Net assets
 Beginning of period ....................................................................    27,867,720        41,966,459
------------------------------------------------------------------------------------------- ------------    --------------
 End of period ...........................................................................  $ 25,921,347    $   44,162,371
=========================================================================================== ============    ==============
Undistributed net investment income (accumulated distributions in excess of net investment
 income) .................................................................................  $    (78,953)   $       15,515
=========================================================================================== ============    ==============

 * Year ended November 30, 1996.
** Six months ended August 31, 1996. The Fund changed its fiscal year end from
   February 29 to August 31.
                  See Combined Notes to Financial Statements.

                    Combined Notes to Financial Statements


1. ORGANIZATION


The Evergreen Municipal Bond Funds consist of Evergreen California Tax Free Fund ("California Fund"), Evergreen Connecticut Municipal Bond Fund ("Connecticut Fund"), Evergreen Massachusetts Tax Free Fund ("Massachusetts Fund"), Evergreen Missouri Tax Free Fund ("Missouri Fund"), Evergreen New Jersey Tax Free Income Fund ("New Jersey Fund"), Evergreen New York Tax Free Fund ("New York Fund") and Evergreen Pennsylvania Tax Free Fund ("Pennsylvania Fund"), (collectively, the "Funds"). Each Fund is a non-diversified series of Evergreen Municipal Trust (the "Trust"), a Delaware business trust organized on September 17, 1997. The Trust is an open end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A, Class B, Class C and/or Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. For each Fund, except the Connecticut Fund and New Jersey Fund, Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares of these Funds purchased prior to January 1, 1997 retain their existing conversion rights. For the Connecticut Fund and New Jersey Fund, all Class B shares will automatically convert to Class A shares after seven years. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
An independent pricing service values each Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue. Securities for which valuations are not available from an independent pricing service, including restricted securities, are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Futures Contracts
In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts.


The initial margin deposited with a broker when entering into a futures transaction is subsequently adjusted by daily payments or receipts as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.

Risks of entering into futures contracts include (i) the possibility of an illiquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

C. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

D. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal tax liability since they are expected to distribute all of their net investment company taxable income, net tax-exempt income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

E. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment of market discount on securities.

F. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.


3. CAPITAL SHARE TRANSACTIONS

Each Fund has an unlimited number of shares of beneficial interest with a par value of $0.001 authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and/or Class Y. Transactions in shares of the Funds were as follows:

--------------------------------------------------------------------------------
CALIFORNIA FUND




                                                                                         Four Months
                                                             Year Ended                     Ended
                                                           March 31, 1998               March 31, 1997
                                                    ---------------------------- ----------------------------
                                                       Shares         Amount        Shares         Amount
                                                    ------------ --------------- ------------ ---------------
Class A
Shares sold .......................................    271,096    $  2,691,837       44,393    $     425,634
Shares issued in reinvestment of distributions ....      7,540          73,883        2,798           26,973
Shares redeemed ...................................    (79,526)       (784,304)     (92,045)        (882,895)
--------------------------------------------------- ----------   -------------   ----------   --------------
Net increase (decrease) ...........................    199,110    $  1,981,416      (44,854)   $    (430,288)
--------------------------------------------------- ----------   -------------   ----------   --------------
Class B
Shares sold .......................................    153,832    $  1,498,219      141,390    $   1,345,990
Shares issued in reinvestment of distributions ....     38,537         374,672       14,653          140,579
Shares redeemed ...................................   (603,156)     (5,920,355)    (181,037)      (1,731,633)
--------------------------------------------------- ----------   -------------   ----------   --------------
Net increase (decrease) ...........................   (410,787)   $ (4,047,464)     (24,994)   $    (245,064)
--------------------------------------------------- ----------   -------------   ----------   --------------
Class C
Shares sold .......................................     18,602    $    182,006       53,270    $     504,053
Shares issued in reinvestment of distributions ....      2,804          27,207        1,321           12,654
Shares redeemed ...................................    (43,562)       (422,698)     (14,740)        (141,139)
--------------------------------------------------- ----------   -------------   ----------   --------------
Net increase (decrease) ...........................    (22,156)   $   (213,485)      39,851    $     375,568
=================================================== ==========   =============   ==========   ==============



                                                             Year Ended
                                                          November 30, 1996
                                                    -----------------------------
                                                        Shares         Amount
                                                    ------------- ---------------
Class A
Shares sold .......................................     140,002    $   1,349,960
Shares issued in reinvestment of distributions ....       8,643           83,004
Shares redeemed ...................................    (121,799)      (1,165,388)
---------------------------------------------------------------   --------------
Net increase (decrease) ...........................      26,846    $     267,576
---------------------------------------------------------------   --------------
Class B
Shares sold .......................................     597,313    $   5,739,529
Shares issued in reinvestment of distributions ....      42,516          406,441
Shares redeemed ...................................    (612,458)      (5,834,556)
---------------------------------------------------------------   --------------
Net increase (decrease) ...........................      27,371    $     311,414
---------------------------------------------------------------   --------------
Class C
Shares sold .......................................      38,530    $     371,666
Shares issued in reinvestment of distributions ....       3,949           37,702
Shares redeemed ...................................     (41,822)        (394,952)
---------------------------------------------------------------   --------------
Net increase (decrease) ...........................         657    $      14,416
===============================================================   ==============

               Combined Notes to Financial Statements (continued)

--------------------------------------------------------------------------------
CONNECTICUT FUND




                                                 December 30, 1998
                                                   (Commencement
                                                of Class Operations)
                                                 through March 31,
                                                        1998
                                                --------------------
                                                 Shares     Amount
                                                -------- -----------
Class A
Shares sold ...................................  22,857   $145,836
Shares issued in reinvestment of distributions       68        433
Shares redeemed ...............................       0          0
----------------------------------------------- -------  ---------
Net increase ..................................  22,925   $146,269
=============================================== =======  =========


                                                  January 9, 1998
                                                   (Commencement
                                                of Class Operations)
                                                 through March 31,
                                                        1998
                                                --------------------
                                                 Shares     Amount
                                                -------- -----------
Class B
Shares sold ...................................  51,780   $331,966
Shares issued in reinvestment of distributions      153        980
Shares redeemed ...............................       0          0
----------------------------------------------- -------  ---------
Net increase ..................................  51,933   $332,946
=============================================== =======  =========


                                                                             November 24, 1997
                                                                               (Commencement
                                                                           of Class Operations)
                                                                          through March 31, 1998
                                                                       -----------------------------
                                                                           Shares         Amount
                                                                       ------------- ---------------
Class Y
Shares sold ..........................................................     948,480    $  6,098,589
Shares issued in connection with the acquisition of common trust fund   10,328,861      65,325,420
Shares issued in reinvestment of distributions .......................         101             644
Shares redeemed ......................................................    (661,430)     (4,232,114)
---------------------------------------------------------------------- -----------   -------------
Net increase .........................................................  10,616,012    $ 67,192,539
====================================================================== ===========   =============

--------------------------------------------------------------------------------
MASSACHUSETTS FUND




                                                         Year Ended                  Year Ended
                                                       March 31, 1998              March 31, 1997
                                                ---------------------------- --------------------------
                                                   Shares         Amount        Shares        Amount
                                                ------------ --------------- ------------ -------------
Class A
Shares sold ...................................     48,781    $    474,420       90,822    $  839,815
Shares issued in reinvestment of distributions       5,660          53,489        5,823        53,822
Shares redeemed ...............................    (65,265)       (628,762)     (65,408)     (609,383)
----------------------------------------------- ----------   -------------   ----------   -----------
Net increase (decrease) .......................    (10,824)   $   (100,853)      31,237    $  284,254
----------------------------------------------- ----------   -------------   ----------   -----------
Class B
Shares sold ...................................     64,229    $    606,090      100,024    $  918,193
Shares issued in reinvestment of distributions      19,310         182,827       23,389       214,508
Shares redeemed ...............................   (276,117)     (2,637,724)     (60,790)     (556,450)
----------------------------------------------- ----------   -------------   ----------   -----------
Net increase (decrease) .......................   (192,578)   $ (1,848,807)      62,623    $  576,251
----------------------------------------------- ----------   -------------   ----------   -----------
Class C
Shares sold ...................................      4,224    $     39,616        4,630    $   42,926
Shares issued in reinvestment of distributions       4,814          45,678        6,372        58,350
Shares redeemed ...............................    (65,364)       (620,541)     (35,362)     (322,772)
----------------------------------------------- ----------   -------------   ----------   -----------
Net decrease ..................................    (56,326)   $   (535,247)     (24,360)   $ (221,496)
=============================================== ==========   =============   ==========   ===========

--------------------------------------------------------------------------------
MISSOURI FUND




                                                              Year Ended               Four Months Ended
                                                            March 31, 1998               March 31, 1997
                                                     ---------------------------- ----------------------------
                                                        Shares         Amount        Shares         Amount
                                                     ------------ --------------- ------------ ---------------
Class A
Shares sold ........................................    262,047    $  2,625,674       30,205    $    296,198
Shares issued in reinvestment of distributions .....      6,523          65,281        2,110          20,672
Shares redeemed ....................................    (61,382)       (621,096)     (24,613)       (240,124)
---------------------------------------------------- ----------   -------------   ----------   -------------
Net increase (decrease) ............................    207,188    $  2,069,859        7,702    $     76,746
---------------------------------------------------- ----------   -------------   ----------   -------------
Class B
Shares sold ........................................    366,631    $  3,635,733       78,288    $    754,590
Shares issued in reinvestment of distributions .....     36,382         359,093       15,900         153,879
Shares redeemed ....................................   (577,779)     (5,726,750)    (231,593)     (2,229,437)
---------------------------------------------------- ----------   -------------   ----------   -------------
Net increase (decrease) ............................   (174,766)   $ (1,731,924)    (137,405)   $ (1,320,968)
---------------------------------------------------- ----------   -------------   ----------   -------------
Class C
Shares sold ........................................     33,594    $    335,601        4,028    $     39,300
Shares issued in reinvestment of distributions .....      3,210          31,677        1,352          13,082
Shares redeemed ....................................    (75,805)       (757,230)     (10,736)       (103,404)
---------------------------------------------------- ----------   -------------   ----------   -------------
Net decrease .......................................    (39,001)   $   (389,952)      (5,356)   $    (51,022)
==================================================== ==========   =============   ==========   =============



                                                              Year Ended
                                                           November 30, 1996
                                                     -----------------------------
                                                         Shares         Amount
                                                     ------------- ---------------
Class A
Shares sold ........................................     156,363    $  1,540,859
Shares issued in reinvestment of distributions .....      12,216         119,315
Shares redeemed ....................................    (392,880)     (3,827,386)
----------------------------------------------------------------   -------------
Net increase (decrease) ............................    (224,301)   $ (2,167,212)
----------------------------------------------------------------   -------------
Class B
Shares sold ........................................     330,193    $  3,156,266
Shares issued in reinvestment of distributions .....      46,792         448,603
Shares redeemed ....................................    (292,558)     (2,803,559)
----------------------------------------------------------------   -------------
Net increase (decrease) ............................      84,427    $    801,310
----------------------------------------------------------------   -------------
Class C
Shares sold ........................................      17,038    $    163,392
Shares issued in reinvestment of distributions .....       4,411          42,351
Shares redeemed ....................................     (61,550)       (586,879)
----------------------------------------------------------------   -------------
Net decrease .......................................     (40,101)   $   (381,136)
================================================================   =============

--------------------------------------------------------------------------------
NEW JERSEY FUND




                                                              Year Ended                Seven Months Ended
                                                            March 31, 1998                March 31, 1997
                                                     ----------------------------- -----------------------------
                                                         Shares         Amount         Shares         Amount
                                                     ------------- --------------- ------------- ---------------
Class A
Shares sold ........................................     252,683    $  2,784,238       152,942    $   1,664,228
Shares issued in reinvestment of distributions .....      96,743       1,066,743        50,115          545,271
Shares redeemed ....................................    (431,044)     (4,741,631)     (287,177)      (3,122,729)
---------------------------------------------------- -----------   -------------   -----------   --------------
Net decrease .......................................     (81,618)   $   (890,650)      (84,120)   $    (913,230)
---------------------------------------------------- -----------   -------------   -----------   --------------
Class B
Shares sold ........................................     559,918    $  6,159,394       488,639    $   5,322,261
Shares issued in reinvestment of distributions .....      35,078         387,261         7,360           79,993
Shares redeemed ....................................     (97,634)     (1,079,382)      (17,415)        (190,302)
---------------------------------------------------- -----------   -------------   -----------   --------------
Net increase .......................................     497,362    $  5,467,273       478,584    $   5,211,952
---------------------------------------------------- -----------   -------------   -----------   --------------
Class Y
Shares sold ........................................     700,533    $  7,785,638        70,718    $     770,248
Shares issued in connection with the acquisition of
 common trust fund .................................   8,501,660      93,692,061             0                0
Shares issued in reinvestment of distributions .....       9,734         107,650         3,909           42,501
Shares redeemed ....................................    (611,893)     (6,802,856)      (40,043)        (434,606)
---------------------------------------------------- -----------   -------------   -----------   --------------
Net increase .......................................   8,600,034    $ 94,782,493        34,584    $     378,143
==================================================== ===========   =============   ===========   ==============



                                                            Six Months Ended
                                                            August 31, 1996
                                                     ------------------------------
                                                         Shares         Amount
                                                     ------------- ----------------
Class A
Shares sold ........................................     124,249    $   1,339,667
Shares issued in reinvestment of distributions .....      42,586          457,685
Shares redeemed ....................................    (949,514)     (10,244,991)
----------------------------------------------------------------   --------------
Net decrease .......................................    (782,679)   $  (8,447,639)
----------------------------------------------------------------   --------------
Class B
Shares sold ........................................     234,035    $   2,509,436
Shares issued in reinvestment of distributions .....       2,234           24,017
Shares redeemed ....................................      (1,239)         (13,260)
----------------------------------------------------------------   --------------
Net increase .......................................     235,030    $   2,520,193
----------------------------------------------------------------   --------------
Class Y
Shares sold ........................................     864,470    $   9,318,727
Shares issued in connection with the acquisition of
 common trust fund .................................           0                0
Shares issued in reinvestment of distributions .....       3,838           41,210
Shares redeemed ....................................     (26,045)        (280,780)
----------------------------------------------------------------   --------------
Net increase .......................................     842,263    $   9,079,157
================================================================   ==============

--------------------------------------------------------------------------------
NEW YORK FUND




                                                Year Ended                              Year Ended
                                                March 31, 1998                        March 31, 1997
                                                ----------------------------- ------------------------------
                                                  Shares         Amount         Shares        Amount
                                                --------          -------     --------          -------
Class A
Shares sold ...................................     101,515    $  1,028,467        66,697    $    643,405
Shares issued in reinvestment of distributions       10,952         109,667        11,528         111,722
Shares redeemed ...............................    (143,942)     (1,442,196)     (103,151)       (998,464)
----------------------------------------------- -----------   -------------   -----------   -------------
Net decrease ..................................     (31,475)   $   (304,062)      (24,926)   $   (243,337)
----------------------------------------------- -----------   -------------   -----------   -------------
Class B
Shares sold ...................................     139,740    $  1,373,251       514,292    $  4,923,516
Shares issued in reinvestment of distributions       53,507         527,679        52,129         500,919
Shares redeemed ...............................    (469,593)     (4,681,031)     (359,121)     (3,452,277)
----------------------------------------------- -----------   -------------   -----------   -------------
Net increase (decrease) .......................    (276,346)   $ (2,780,101)      207,300    $  1,972,158
----------------------------------------------- -----------   -------------   -----------   -------------
Class C
Shares sold ...................................      11,612    $    114,699        20,357    $    195,183
Shares issued in reinvestment of distributions        5,472          54,065         7,661          73,559
Shares redeemed ...............................     (66,958)       (654,993)      (71,587)       (689,154)
----------------------------------------------- -----------   -------------   -----------   -------------
Net decrease ..................................     (49,874)   $   (486,229)      (43,569)   $   (420,412)
=============================================== ===========   =============   ===========   =============

--------------------------------------------------------------------------------
PENNSYLVANIA FUND




                                                         Year Ended                    Year Ended
                                                       March 31, 1998                March 31, 1997
                                                ----------------------------- -----------------------------
                                                    Shares         Amount         Shares         Amount
                                                ------------- --------------- ------------- ---------------
Class A
Shares sold ...................................     216,700    $  2,503,060       185,067    $  2,073,195
Shares issued in reinvestment of distributions       52,116         598,085        65,422         730,217
Shares redeemed ...............................    (410,639)     (4,743,895)     (622,861)     (6,962,533)
----------------------------------------------- -----------   -------------   -----------   -------------
Net decrease ..................................    (141,823)   $ (1,642,750)     (372,372)   $ (4,159,121)
----------------------------------------------- -----------   -------------   -----------   -------------
Class B
Shares sold ...................................     365,986    $  4,145,693       542,771    $  5,968,801
Shares issued in reinvestment of distributions       82,460         937,245        91,329       1,006,535
Shares redeemed ...............................    (627,854)     (7,165,289)     (677,087)     (7,472,808)
----------------------------------------------- -----------   -------------   -----------   -------------
Net decrease ..................................    (179,408)   $ (2,082,351)      (42,987)   $   (497,472)
----------------------------------------------- -----------   -------------   -----------   -------------
Class C
Shares sold ...................................      47,797    $    554,828        75,398    $    823,705
Shares issued in reinvestment of distributions       16,198         184,137        23,192         255,963
Shares redeemed ...............................    (129,911)     (1,487,976)     (356,046)     (3,919,941)
----------------------------------------------- -----------   -------------   -----------   -------------
Net decrease ..................................     (65,916)   $   (749,011)     (257,456)   $ (2,840,273)
=============================================== ===========   =============   ===========   =============


                                                                             November 24, 1997
                                                                             (Commencement of
                                                                             Class Operations)
                                                                          through March 31, 1998
                                                                       -----------------------------
                                                                           Shares         Amount
                                                                       ------------- ---------------
Class Y
Shares sold ..........................................................     848,662    $  9,954,796
Shares issued in connection with the acquisition of common trust fund   12,689,439     147,227,043
Shares issued in reinvestment of distributions .......................           2              26
Shares redeemed ......................................................    (466,040)     (5,479,065)
---------------------------------------------------------------------- -----------   -------------
Net increase .........................................................  13,072,063    $151,702,800
====================================================================== ===========   =============

4. SECURITIES TRANSACTIONS


Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended March 31, 1998:


                                       Cost of       Proceeds
                                      Purchases     from Sales
                                   -------------- --------------
      California Fund ............  $19,670,099    $22,773,422
      Connecticut Fund* ..........   11,001,095     11,008,931
      Massachusetts Fund .........   10,714,519     13,119,082
      Missouri Fund ..............   10,375,883     10,640,912
      New Jersey Fund ............   42,822,951     31,570,484
      New York Fund ..............    9,588,890     13,314,020
      Pennsylvania Fund ..........   67,028,825     74,607,429

       *  For the period from November 24, 1997 through March 31, 1998.


On March 31, 1998, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:


                                                     Gross          Gross      Net Unrealized
                                       Tax        Unrealized     Unrealized     Appreciation
                                      Cost       Appreciation   Depreciation   (Depreciation)
                                 -------------- -------------- -------------- ---------------
     California Fund ...........  $ 25,050,371    $1,303,301     $  (11,947)     $1,291,354
     Connecticut Fund ..........    65,481,487     2,109,627       (161,879)      1,947,748
     Massachusetts Fund ........     9,557,776       456,609         (1,270)        455,339
     Missouri Fund .............    23,541,609     1,702,071         (9,566)      1,692,505
     New Jersey Fund ...........   144,046,052     5,636,907       (107,585)      5,529,322
     New York Fund .............    20,500,136     1,546,770        (18,339)      1,528,431
     Pennsylvania Fund .........   211,419,690     8,467,294       (362,861)      8,104,433

As of March 31, 1998, the Funds had no capital loss carryovers for federal income tax purposes.


5. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI") (formerly, Evergreen Keystone Distributor, Inc.), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as principal underwriter to each of the Funds.

Each Fund has adopted Distribution Plans for each class of shares, except Class Y, as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit a fund to reimburse its principal underwriter for costs related to selling shares of the fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the fund, are paid by the fund through expenses called "Distribution Plan expenses". Each class, except Class Y, currently pays a service fee equal to 0.25% of the average daily net asset of the class. Class B and Class C also pay distribution fees equal to 0.75% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

Prior to January 1, 1997, for the California Fund, Massachusetts Fund, Missouri Fund, New York Fund and Pennsylvania Fund, the Class A Distribution Plan provided for expenditures, which were limited to 0.15% annually of the average daily net assets of the Class A shares, to pay expenses related to the distribution of Class A shares. The Class B and Class C Distribution Plans for these Funds paid a distribution fee which did not exceed 0.90% annually of the average daily net assets of Class B and Class C shares, respectively. Of that amount, 0.75% was used to pay distribution expenses and 0.15% was used to pay service fees.

During the year ended March 31, 1998, amounts paid or accrued to EDI pursuant to each Fund's Class A, Class B and Class C Distribution Plans were as follows:



                                                                    Distribution
                                      Distribution fees accrued     fees waived
                                   ------------------------------- -------------
                                    Class A    Class B    Class C     Class A
                                   --------- ----------- --------- -------------
      California Fund ............  $ 8,075   $191,945    $16,932           -
      Connecticut Fund ...........       51        415      N/A             -
      Massachusetts Fund .........    3,513     67,467     16,883           -
      Missouri Fund ..............    7,025    183,796     11,123           -
      New Jersey Fund ............   79,247    108,770      N/A       $50,718
      New York Fund ..............    6,072    173,914     14,416           -
      Pennsylvania Fund ..........   41,755    351,011     61,038           0

With respect to Class B and Class C shares of the California, Massachusetts, Missouri, New York and Pennsylvania Funds, the principal underwriter may pay 12b-1 fees greater than the allowable annual amounts the Fund is permitted to pay. The Fund may reimburse the principal underwriter for such excess amounts in later years with annual interest at the prime rate plus 1.00%. For these Funds, EDI intends, but is not obligated, to continue to pay distribution costs that exceed the current annual payments from the Funds. EDI intends to seek full payment of such distribution costs from each Fund at such time in the future as, and to the extent that, payment thereof by the Class B or Class C shares would be within permitted limits.

Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class. However, for each Fund except the Connecticut Fund and New Jersey Fund, after the termination of any Distribution Plan and subject to the discretion of the Independent Trustees, payments to EDI may continue as compensation for services which had been provided while the Distribution Plan was in effect.


6. INVESTMENT MANAGEMENT AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Keystone Investment Management Company ("Keystone"), a subsidiary of First Union, is the investment adviser for the California Fund, Massachusetts Fund, Missouri Fund, New York Fund and Pennsylvania Fund. In return for providing investment management and administrative services, the Funds pay Keystone a management fee that is calculated daily and paid monthly. The management fee is calculated by applying percentage rates, which start at 0.55% and decline to 0.25% per annum as net assets increase, to the average daily net asset value of each Fund.

The Capital Management Group ("CMG") of First Union National Bank of North Carolina, a subsidiary of First Union, serves as the investment adviser to the Connecticut Fund and New Jersey Fund and is paid a management fee that is computed daily and paid monthly. The Connecticut Fund pays CMG an annual fee for its services equal to 0.60% of the average daily net assets of the Fund. CMG has voluntarily agreed to limit the Connecticut Fund's management fee to 0.50% of the average daily net assets of the Fund. The New Jersey Fund pays CMG a fee for its services which is calculated by applying percentage rates, which start at 0.50% and decline to 0.35% per annum as net assets increase, to the average daily net assets of the Fund.

Currently, the investment manager of each Fund has voluntarily limited the expenses of each class of shares, excluding indirectly paid expenses, to the following percentage of the average daily net assets of the respective class.


                                    Class A   Class B   Class C    Class Y
                                   --------- --------- --------- ----------
      California Fund ............ 0.85%     1.60%     1.60%        -
      Connecticut Fund ........... 0.85%     1.60%     1.60%     0.60%
      Massachusetts Fund ......... 0.85%     1.60%     1.60%        -
      Missouri Fund .............. 0.85%     1.60%     1.60%        -
      New Jersey Fund ............ 0.50%     1.41%        -      0.41%
      New York Fund .............. 0.85%     1.60%     1.60%        -
      Pennsylvania Fund .......... 0.85%     1.60%     1.60%        -

Prior to January 1, 1998, the investment adviser for these Funds had voluntarily limited the expenses of Class A, excluding indirectly paid expenses, to 0.75% of their average daily net assets and the expenses of Class B and C, excluding indirectly paid expenses, to 1.50% of the average daily net assets of each respective class.

For the year ended March 31, 1998, the investment adviser waived its fee for the Funds as follows:

                                       Fees
                                      Waived
                                    ----------
       California Fund ............  $ 67,381
       Connecticut Fund ...........    64,322
       Massachusetts Fund .........    54,590
       Missouri Fund ..............    94,233
       New Jersey Fund ............   296,793
       New York Fund ..............    58,744
       Pennsylvania Fund ..........   174,928

For each of the Funds, Evergreen Investment Services, Inc. ("EIS"), a subsidiary of First Union, is the administrator and BISYS serves as the sub-administrator for each Fund.

As administrator for the Connecticut Fund and the New Jersey Fund, EIS is entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisers. The administration fee for the Connecticut Fund and the New Jersey Fund is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of the Fund. As administrator for the California Fund, Massachusetts Fund, Missouri Fund, New York Fund and Pennsylvania Fund, EIS also provides facilities, equipment and personnel on behalf of the Fund's investment adviser and is reimbursed by the Fund for its services.

The sub-administration fee for each Fund is calculated by applying percentage rates, which start at 0.01% and decline to .004% as net assets increase, to the average daily net asset value of the Fund. For the California Fund, Massachusetts Fund, Missouri Fund, New York Fund and Pennsylvania Fund, the sub-administration fee is paid by the investment manager and is not a fund expense.

During the year ended March 31, 1998, the Funds paid or accrued to EIS the following amounts for certain administrative services:


  California Fund ............  $ 1,621
  Connecticut Fund ...........    5,776
  Massachusetts Fund .........    2,145
  Missouri Fund ..............    4,811
  New Jersey Fund ............   22,519
  New York Fund ..............    3,109
  Pennsylvania Fund ..........   25,291

Evergreen Service Company ("ESC") (formerly, Evergreen Keystone Service Company), a wholly-owned subsidiary of Keystone, serves as the transfer and dividend disbursing agent for each Fund. Prior to May 5, 1997, State Street Bank and Trust Company ("State Street") served as the transfer and dividend disbursing agent for the New Jersey Fund. As of March 31, 1998, the New Jersey Fund accrued or paid to ESC $30,968 for these services.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds. BISYS as sub-administrator provides the officers of the Funds.

7. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

8. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Funds may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for each Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in each Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly installments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

9. ACQUISITIONS
On November 24, 1997, the Connecticut Fund commenced operations of its Class Y shares as a result of the conversion of common trust funds managed by First Union National Bank, a subsidiary of First Union. Also, as a result of this conversion, the New Jersey Fund and Pennsylvania Fund each acquired substantially all of the net assets of comparable common trusts in exchange for Class Y shares of the respective Funds.

These conversions were accomplished by a tax-free exchange of the respective shares of each Fund. The value of net assets acquired, number of shares issued, unrealized appreciation acquired and the aggregate net assets of each fund immediately after the acquisition are as follows:



Acquiring Fund        Acquired Common Trust Fund
--------------------- -----------------------------------------------------
 Connecticut Fund     Common Trust Fund-Connecticut Tax Exempt Bond Fund
 New Jersey Fund      Common Trust Fund-New Jersey Tax Exempt Bond Fund
 Pennsylvania Fund    Common Trust Fund-Pennsylvania Tax Exempt Bond Fund



                         Value of Net      Number of      Unrealized       Net Assets
Acquiring Fund         Assets Acquired   Shares Issued   Appreciation   After Acquisition
--------------------- ----------------- --------------- -------------- ------------------
 Connecticut Fund        $ 65,325,420      10,328,861     $1,892,387      $ 65,325,420
 New Jersey Fund           93,692,061       8,501,660      2,874,242       147,179,376
 Pennsylvania Fund        147,227,043      12,689,439      4,980,000       216,012,549

10. FINANCING AGREEMENT


On October 31, 1996, a financing agreement among certain of the Evergreen Funds, State Street and a group of banks (collectively, the "Banks") became effective . Under this agreement, the Banks provided an unsecured credit facility in the aggregate amount of $225 million ($112.5 million committed and $112.5 million uncommitted) allocated evenly among the Banks. Borrowings under this facility bore interest at 0.75% per annum above the Federal Funds rate. A commitment fee of 0.10% per annum was incurred on the unused portion of the committed facility, which was allocated to all participating funds. State Street served as agent for the Banks, and as agent was entitled to a fee of $15,000 which was allocated to all of the participating Funds. This agreement was terminated on October 31, 1997.

On October 31, 1997, a temporary financing agreement between the participating Funds and First Union became effective. Under this agreement, First Union provided a fully committed unsecured credit facility in the aggregate amount of $300 million. Borrowings under this facility bore interest at 1.00% per annum above the Federal Funds rate. State Street served as administrative agent under this agreement, but received no compensation for its services. This agreement was terminated on December 22, 1997.

On December 22, 1997, a financing agreement among all of the Evergreen Funds, State Street and a group of Banks became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit facility is allocated, under the terms of the financing agreement, among the Banks. The credit facility is to be accessed by the Funds for temporary or emergency purposes only and is subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be incurred on the unused portion of the committed facility, which will be allocated to all Funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one-time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds.

During the year ended March 31, 1998, the Funds had no borrowings under these agreements.


11. CONCENTRATION OF CREDIT RISK

Each Fund invests a substantial portion of its assets in issuers located in a single state, therefore, it may be more affected by economic and political developments in a specific state or region than would be a comparable general tax-exempt mutual fund.

                          Independent Auditors' Report


The Trustees and Shareholders
Evergreen Municipal Trust

We have audited the accompanying statements of assets and liabilities, including schedules of investments, of the Evergreen California Tax Free Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen Massachusetts Tax Free Fund, Evergreen Missouri Tax Free Fund, Evergreen New Jersey Tax Free Income Fund, Evergreen New York Tax Free Fund and Evergreen Pennsylvania Tax Free Fund of the Evergreen Municipal Trust listed below as of March 31, 1998, and the related statements of operations, statements of changes in net assets, and financial highlights for each of the years or periods presented below:

   Evergreen California Tax Free Fund - statement of operations for the year ended March 31, 1998, statements of changes in net assets for the year ended March 31, 1998, the four months ended March 31, 1997 and the year ended November 30, 1996, and the financial highlights for the periods presented on pages 16 and 17.

   Evergreen Connecticut Municipal Bond Fund - statement of operations for the period from November 24, 1997 (commencement of operations) to March 31, 1998, statement of changes in net assets for the period from November 24, 1997 (commencement of operations) to March 31, 1998 and the financial highlights for the periods presented on pages 18 and 19.

   Evergreen Massachusetts Tax Free Fund - statement of operations for the year ended March 31, 1998, statements of changes in net assets for each of the years in the two-year period ended March 31, 1998, and the financial highlights for the periods presented on pages 20 and 21.

   Evergreen Missouri Tax Free Fund - statement of operations for the year ended March 31, 1998, statements of changes in net assets for the year ended March 31, 1998, the four months ended March 31, 1997, and the year ended November 30, 1996, and the financial highlights for the periods presented on pages 22 and 23.

   Evergreen New Jersey Tax Free Income Fund - statement of operations for the year ended March 31, 1998, statements of changes in net assets for the year ended March 31, 1998, the seven months ended March 31, 1997, and the six months ended August 31, 1996, and the financial highlights for the periods presented on pages 24 and 25.

   Evergreen New York Tax Free Fund - statement of operations for the year ended March 31, 1998, statements of changes in net assets for each of the years in the two-year period ended March 31, 1998, and the financial highlights for the periods presented on pages 26 and 27.

   Evergreen Pennsylvania Tax Free Fund - statement of operations for the year ended March 31, 1998, statements of changes in net assets for each of the years in the two-year period ended March 31, 1998, and the financial highlights for the periods presented on pages 28, 29 and 30.

These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evergreen California Tax Free Fund, Evergreen Connecticut Municipal Bond Fund, Evergreen Massachusetts Tax Free Fund, Evergreen Missouri Tax Free Fund, Evergreen New Jersey Tax Free Income Fund, Evergreen New York Tax Free Fund and Evergreen Pennsylvania Tax Free Fund as of March 31, 1998, the results of their operations, changes in their net assets, and financial highlights for each of the years or periods specified in the first paragraph above in conformity with generally accepted accounting principles.



                                        KPMG Peat Marwick LLP

Boston, Massachusetts
May 1, 1998

ADDITIONAL INFORMATION (Unaudited)
On December 15, 1997, a special meeting of shareholders for the Funds was held to consider a number of proposals with the following number of shares represented at the meeting. On October 16, 1997, the record date for the meeting, the Funds had the following shares outstanding with the following number of shares represented at the meeting:


                                                                    California   Massachusetts
                                                                       Fund           Fund
                                                                   ------------ ---------------
Record Date Shares Outstanding ...................................  2,725,854      1,162,735
Shares represented at meeting ....................................  1,669,919        659,204
Percentage of record date shares represented at meeting ..........      61.26%         56.69%
      Proposal 1 - The proposed reorganization of the Fund
       as a series of the Evergreen Municipal Trust, a
       Delaware business trust:
      Shares voted "For" .........................................  1,436,739        638,568
      Shares voted "Against" .....................................     29,607          5,280
      Shares voted "Abstain" .....................................    203,573         15,356
      Proposal 2 - Reclassification as non-fundamental
       investment objective of this Fund whose
       investment objective is currently classified as
       fundamental:
      Shares voted "For" .........................................  1,443,782        634,466
      Shares voted "Against" .....................................     14,315          8,287
      Shares voted "Abstain" .....................................    211,822         16,451
      Proposal 3 - Changes to fundamental investment
       restrictions:
      To amend the fundamental restriction concerning
       diversification of investments:
      Shares voted "For" .........................................  1,437,849        630,876
      Shares voted "Against" .....................................      6,701          5,527
      Shares voted "Abstain" .....................................    225,369         22,801
      To amend the fundamental restriction concerning
       concentration of a Fund's assets in a particular
       industry:
      Shares voted "For" .........................................  1,437,849        630,876
      Shares voted "Against" .....................................      6,701          5,527
      Shares voted "Abstain" .....................................    225,369         22,801
      To amend the fundamental restriction concerning the
       issuance of senior securities:
      Shares voted "For" .........................................  1,437,849        630,876
      Shares voted "Against" .....................................      6,701          5,527
      Shares voted "Abstain" .....................................    225,369         22,801
      To amend the fundamental restriction concerning
       borrowing:
      Shares voted "For" .........................................  1,437,849        630,876
      Shares voted "Against" .....................................      6,701          5,527
      Shares voted "Abstain" .....................................    225,369         22,801
      To amend the fundamental restriction concerning
       underwriting:
      Shares voted "For" .........................................  1,437,849        630,876
      Shares voted "Against" .....................................      6,701          5,527
      Shares voted "Abstain" .....................................    225,369         22,801
      To amend the fundamental restriction concerning
       investments in Real Estate:
      Shares voted "For" .........................................  1,437,849        630,876
      Shares voted "Against" .....................................      6,701          5,527
      Shares voted "Abstain" .....................................    225,369         22,801
      To amend the fundamental restriction concerning
       commodities:
      Shares voted "For" .........................................  1,437,849        630,876
      Shares voted "Against" .....................................      6,701          5,527
      Shares voted "Abstain" .....................................    225,369         22,801
      To amend the fundamental restriction concerning lending:
      Shares voted "For" .........................................  1,437,849        630,876
      Shares voted "Against" .....................................      6,701          5,527
      Shares voted "Abstain" .....................................    225,369         22,801



                                                                      Missouri    New Jersey     New York    Pennsylvania
                                                                        Fund         Fund          Fund          Fund
                                                                   ------------- ------------ ------------- -------------
Record Date Shares Outstanding ...................................   2,662,041    4,750,550     2,405,964     6,015,030
Shares represented at meeting ....................................   1,511,261    3,612,044     1,477,585     3,531,532
Percentage of record date shares represented at meeting ..........       56.77%       76.03%        61.41%        58.71%
      Proposal 1 - The proposed reorganization of the Fund
       as a series of the Evergreen Municipal Trust, a
       Delaware business trust:
      Shares voted "For" .........................................   1,331,497    3,324,309     1,337,045     3,265,059
      Shares voted "Against" .....................................      67,555       90,049        25,766       105,186
      Shares voted "Abstain" .....................................     112,209      197,686       114,774       161,287
      Proposal 2 - Reclassification as non-fundamental
       investment objective of this Fund whose
       investment objective is currently classified as
       fundamental:
      Shares voted "For" .........................................   1,312,757    3,302,663     1,329,138     3,208,155
      Shares voted "Against" .....................................      79,833      111,295        32,956       148,116
      Shares voted "Abstain" .....................................     118,671      198,086       115,491       175,261
      Proposal 3 - Changes to fundamental investment
       restrictions:
      To amend the fundamental restriction concerning
       diversification of investments:
      Shares voted "For" .........................................   1,295,088    3,310,503     1,324,832     3,190,900
      Shares voted "Against" .....................................      75,182       99,760        37,261       108,621
      Shares voted "Abstain" .....................................     140,991      201,781       115,492       232,011
      To amend the fundamental restriction concerning
       concentration of a Fund's assets in a particular
       industry:
      Shares voted "For" .........................................   1,295,088    3,310,503     1,324,832     3,191,933
      Shares voted "Against" .....................................      75,182       99,760        37,261       107,588
      Shares voted "Abstain" .....................................     140,991      201,781       115,492       232,011
      To amend the fundamental restriction concerning the
       issuance of senior securities:
      Shares voted "For" .........................................   1,295,088    3,310,503     1,324,832     3,191,933
      Shares voted "Against" .....................................      75,182       99,760        37,261       107,588
      Shares voted "Abstain" .....................................     140,991      201,781       115,492       232,011
      To amend the fundamental restriction concerning
       borrowing:
      Shares voted "For" .........................................   1,295,088    3,305,441     1,324,832     3,178,556
      Shares voted "Against" .....................................      75,182      104,822        37,261       120,965
      Shares voted "Abstain" .....................................     140,991      201,781       115,492       232,011
      To amend the fundamental restriction concerning
       underwriting:
      Shares voted "For" .........................................   1,295,088    3,310,503     1,327,265     3,180,299
      Shares voted "Against" .....................................      75,182       99,760        34,828       119,222
      Shares voted "Abstain" .....................................     140,991      201,781       115,492       232,011
      To amend the fundamental restriction concerning
       investments in Real Estate:
      Shares voted "For" .........................................   1,295,088    3,310,503     1,327,265     3,180,754
      Shares voted "Against" .....................................      75,182       99,760        34,828       118,767
      Shares voted "Abstain" .....................................     140,991      201,781       115,492       232,011
      To amend the fundamental restriction concerning
       commodities:
      Shares voted "For" .........................................   1,295,088    3,310,503     1,324,832     3,180,754
      Shares voted "Against" .....................................      75,182       99,760        37,261       118,767
      Shares voted "Abstain" .....................................     140,991      201,781       115,492       232,011
      To amend the fundamental restriction concerning lending:
      Shares voted "For" .........................................   1,295,088    3,310,503     1,324,832     3,191,933
      Shares voted "Against" .....................................      75,182       99,760        37,261       107,588
      Shares voted "Abstain" .....................................     140,991      201,781       115,492       232,011

                                                                     California   Massachusetts
                                                                        Fund           Fund
                                                                    ------------ ---------------
      To amend the fundamental restriction concerning
       investment in federally tax exempt securities:
      Shares voted "For" ..........................................  1,437,849       630,876
      Shares voted "Against" ......................................      6,701         5,527
      Shares voted "Abstain" ......................................    225,369        22,801
      To amend the fundamental restriction concerning control
       or management:
      Shares voted "For" ..........................................  1,437,849       630,876
      Shares voted "Against" ......................................      6,701         5,527
      Shares voted "Abstain" ......................................    225,369        22,801
      To amend the fundamental restriction concerning margin
       purchases:
      Shares voted "For" ..........................................  1,437,849       630,876
      Shares voted "Against" ......................................      6,701         5,527
      Shares voted "Abstain" ......................................    225,369        22,801
      To amend the fundamental restriction concerning oil, gas
       or other mineral exploration or development program:
      Shares voted "For" ..........................................  1,437,849       630,876
      Shares voted "Against" ......................................      6,701         5,527
      Shares voted "Abstain" ......................................    225,369        22,801
      To amend the fundamental restriction concerning state tax
       exempt securities:
      Shares voted "For" ..........................................  1,451,039       630,876
      Shares voted "Against" ......................................      6,701         5,527
      Shares voted "Abstain" ......................................    212,179        22,801
      To amend the fundamental restriction concerning other
       investment companies:
      Shares voted "For" ..........................................      N/A           N/A
      Shares voted "Against" ......................................      N/A           N/A
      Shares voted "Abstain" ......................................      N/A           N/A
      To amend the fundamental restriction concerning illiquid
       securities:
      Shares voted "For" ..........................................      N/A           N/A
      Shares voted "Against" ......................................      N/A           N/A
      Shares voted "Abstain" ......................................      N/A           N/A
      To amend the fundamental restriction concerning options:
      Shares voted "For" ..........................................      N/A           N/A
      Shares voted "Against" ......................................      N/A           N/A
      Shares voted "Abstain" ......................................      N/A           N/A
      To amend the fundamental restriction concerning
       investment in equity securities:
      Shares voted "For" ..........................................      N/A           N/A
      Shares voted "Against" ......................................      N/A           N/A
      Shares voted "Abstain" ......................................      N/A           N/A
      To amend the fundamental restriction concerning
       investment in restricted securities:
      Shares voted "For" ..........................................      N/A           N/A
      Shares voted "Against" ......................................      N/A           N/A
      Shares voted "Abstain" ......................................      N/A           N/A



                                                                      Missouri   New Jersey    New York   Pennsylvania
                                                                        Fund        Fund         Fund         Fund
                                                                    ----------- ------------ ----------- -------------
      To amend the fundamental restriction concerning
       investment in federally tax exempt securities:
      Shares voted "For" ..........................................  1,295,088   3,310,503    1,324,832    3,191,933
      Shares voted "Against" ......................................     75,182      99,760       37,261      107,588
      Shares voted "Abstain" ......................................    140,991     201,781      115,492      232,011
      To amend the fundamental restriction concerning control
       or management:
      Shares voted "For" ..........................................  1,295,572   3,310,503    1,327,265       N/A
      Shares voted "Against" ......................................     74,697      99,760       34,828       N/A
      Shares voted "Abstain" ......................................    140,992     201,781      115,495       N/A
      To amend the fundamental restriction concerning margin
       purchases:
      Shares voted "For" ..........................................  1,295,572   3,310,503    1,327,265    3,181,407
      Shares voted "Against" ......................................     74,697      99,760       34,828      118,114
      Shares voted "Abstain" ......................................    140,992     201,781      115,495      232,011
      To amend the fundamental restriction concerning oil, gas
       or other mineral exploration or development program:
      Shares voted "For" ..........................................  1,295,572       N/A      1,327,265       N/A
      Shares voted "Against" ......................................     74,697       N/A         34,828       N/A
      Shares voted "Abstain" ......................................    140,992       N/A        115,495       N/A
      To amend the fundamental restriction concerning state tax
       exempt securities:
      Shares voted "For" ..........................................  1,296,077       N/A      1,327,265    3,192,641
      Shares voted "Against" ......................................     74,697       N/A         34,828      117,114
      Shares voted "Abstain" ......................................    140,487       N/A        115,495      221,777
      To amend the fundamental restriction concerning other
       investment companies:
      Shares voted "For" ..........................................     N/A          N/A         N/A       3,181,407
      Shares voted "Against" ......................................     N/A          N/A         N/A         118,114
      Shares voted "Abstain" ......................................     N/A          N/A         N/A         232,011
      To amend the fundamental restriction concerning illiquid
       securities:
      Shares voted "For" ..........................................     N/A          N/A         N/A       3,181,407
      Shares voted "Against" ......................................     N/A          N/A         N/A         118,114
      Shares voted "Abstain" ......................................     N/A          N/A         N/A         232,011
      To amend the fundamental restriction concerning options:
      Shares voted "For" ..........................................     N/A      3,310,503       N/A          N/A
      Shares voted "Against" ......................................     N/A         99,760       N/A          N/A
      Shares voted "Abstain" ......................................     N/A        201,781       N/A          N/A
      To amend the fundamental restriction concerning
       investment in equity securities:
      Shares voted "For" ..........................................     N/A      3,310,503       N/A          N/A
      Shares voted "Against" ......................................     N/A         99,760       N/A          N/A
      Shares voted "Abstain" ......................................     N/A        201,781       N/A          N/A
      To amend the fundamental restriction concerning
       investment in restricted securities:
      Shares voted "For" ..........................................     N/A      3,310,503       N/A          N/A
      Shares voted "Against" ......................................     N/A         99,760       N/A          N/A
      Shares voted "Abstain" ......................................     N/A        201,781       N/A          N/A

             FEDERAL INCOME TAX STATUS OF DISTRIBUTIONS (Unaudited)


Pursuant to section 852 of the Internal Revenue Code, the Funds have designated the following per share amounts as long-term 28% capital gain distributions and long-term 20% capital gain distributions for the fiscal year ended March 31, 1998:

                                        Per Share            Aggregate
                                     28%         20%      28%      20%
                                 ----------- ----------- ----- -----------
       New Jersey Fund .........  $  0.000    $  0.085    $0    $408,091
       New York Fund ...........     0.000       0.062     0     149,653

For the fiscal year ended March 31, 1998, the following percentages represent the portion of dividends from net investment income which are exempt from federal income tax, other than alternative minimum tax:

  California Fund ............ 98.23%
  Connecticut Fund ........... 99.90%
  Massachusetts Fund ......... 98.96%
  Missouri Fund .............. 99.77%
  New Jersey Fund ............ 99.95%
  New York Fund .............. 99.94%
  Pennsylvania Fund .......... 99.66%

                                                      Evergreen Funds

Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Exempt
Short Intermediate Municipal Fund
High Grade Tax Free Fund
Tax Free Fund
California Tax Free Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
Massachusetts Tax Free Fund
Missouri Tax Free Fund
New Jersey Tax Free Income Fund
New York Tax Free Fund
North Carolina Municipal Bond Fund
Pennsylvania Tax Free Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund




Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced
American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income
Utility Fund
Income and Growth Fund
Fund for Total Return
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Equity Income Fund




Domestic Growth
Evergreen Fund
Omega Fund
Small Company Growth Fund
Strategic Growth Fund
Aggressive Growth Fund
Micro Cap Fund

Global International
Global Leaders Fund
International Growth Fund
International Equity Fund
Global Opportunities Fund
Natural Resources Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800-346-3858

Investor Services
800-343-2898

Retirement Plan Services
800-247-4075

www.evergreenfunds.com

                                                        543688  RV0  5/98

                                                         BULK RATE
                                                       U.S. POSTAGE
                                                           PAID
                                                       CHARLOTTE, NC
                                                      PERMIT NO. 136

[Logo]
Evergreen Funds
201 South College St.
Charlotte, NC 28288

                                                         Evergreen

                                                         Balanced
                                                           Funds

                                                      March 31, 1998
                                                       Annual Report

                                EVERGREEN FUNDS
                      EVERGREEN INVESTMENT SERVICES, INC.
                              200 Berkeley Street
                             Boston, MA 02116-5034


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.


Attn: File Room

Re: Evergreen State Municipal Bond Funds
    File No. 811-08367
    CIK # 0001046399
    CCC # t8pfun*i


Commissioners:

Please be advised that the Annual Report for the above referenced Fund(s) were submitted to your office on May 22, 1998, via electronic transmission (EDGAR).

Any questions or comments about this document should be directed to the undersigned at (617) 210-3258.



                                 Very Truly Yours,


                                 /s/ Laura Yong
                                 Laura Yong
                                 Assistant Vice President

                                                                    Evergreen

                                                                 State Municipal

                                                                    Bond Funds

September 30, 1998

Semiannual Report

                                                          [ARTWORK APPEARS HERE]

[LOGO OF EVERGREEN FUNDS/SM/ APPEARS HERE]

--------------------------------------------------------------------------------
                               Table of Contents
--------------------------------------------------------------------------------

Letter to Shareholders ....................................................    1

Evergreen California Tax Free Fund

   Fund at a Glance .......................................................    2

   Portfolio Manager Interview ............................................    3

Evergreen Connecticut Municipal
Bond Fund

   Fund at a Glance .......................................................    4

   Portfolio Manager Interview ............................................    5

Evergreen Massachusetts Tax Free Fund

   Fund at a Glance .......................................................    6

   Portfolio Manager Interview ............................................    7

Evergreen Missouri Tax Free Fund

   Fund at a Glance .......................................................    8

   Portfolio Manager Interview ............................................    9

Evergreen New Jersey Tax Free
Income Fund

   Fund at a Glance .......................................................   10

   Portfolio Manager Interview ............................................   11

Evergreen New York Tax Free Fund

   Fund at a Glance .......................................................   12

   Portfolio Manager Interview ............................................   13

Evergreen Pennsylvania Tax Free Fund

   Fund at a Glance .......................................................   14

   Portfolio Manager Interview ............................................   15

Financial Highlights

   Evergreen California Tax Free Fund .....................................   16

   Evergreen Connecticut Municipal Bond Fund ..............................   18

   Evergreen Massachusetts Tax Free Fund ..................................   20

   Evergreen Missouri Tax Free Fund .......................................   22

   Evergreen New Jersey Tax Free Income Fund ..............................   24

   Evergreen New York Tax Free Fund .......................................   27

   Evergreen Pennsylvania Tax Free Fund ...................................   29

Schedule of Investments

   Evergreen California Tax Free Fund .....................................   31

   Evergreen Connecticut Municipal Bond Fund ..............................   33

   Evergreen Massachusetts Tax Free Fund ..................................   36

   Evergreen Missouri Tax Free Fund .......................................   37

   Evergreen New Jersey Tax Free Income Fund ..............................   39

   Evergreen New York Tax Free Fund .......................................   44

   Evergreen Pennsylvania Tax Free Fund ...................................   46

Statements of Assets and Liabilities ......................................   52

Statements of Operations ..................................................   53

Statements of Changes in Net Assets .......................................   54

Combined Notes to Financial
Statements ................................................................   56

--------------------------------------------------------------------------------
                                 Evergreen Funds
--------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with approximately $50 billion in assets under management.

With over 70 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

                --------------------------------------------------------------
Mutual Funds:   ARE NOT FDIC INSURED  May lose value . Are not bank guaranteed
                --------------------------------------------------------------

                          Evergreen Distributor, Inc.
     Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.

                            Letter to Shareholders
                            ----------------------
                                 November 1998

[PHOTO WILLIAM M. ENNIS APPEARS HERE]

William M. Ennis
Managing Director


Dear Shareholders:

We are pleased to provide you the Evergreen State Municipal Bond Funds semiannual report covering the six-month period ended September 30, 1998.

Market Volatility

The financial markets have certainly experienced volatility in the past few months. After a five-year period of unprecedented growth, the stock market peaked on July 17, 1998, when prices were at historic highs relative to benchmarks such as corporate profits and dividends. Since that point, fears of foreign currency devaluations, political turbulence and instability abroad have produced an uncertain market. Through September, the market all but lost its year-to-date gains, and then in October was on the rise, nearing the levels of July's peak. We encourage you to take this opportunity to review your investment time horizon and ensure you are on track with your goals. We also encourage you to consider an invaluable strategy of investing during uncertain times: Dollar Cost Averaging./1/ By investing a little at a time in regular intervals, you can remain focused on your investment goals while not worrying about predicting market trends. Contact your investment representative or call us at 800.343.2898 to start your Systematic Investment Plan today.

Year 2000/2/

The year 2000 is nearly upon us, and unlike some we are looking forward to it. We have been addressing the Year 2000 issue since February 1996 and have adopted an industry best practices methodology for the project. Our team is on schedule to complete the following milestones: Inventory and Assessment, Remediation, Testing and Contingency. We believe that for Evergreen shareholders, the transition into the next millennium should be seamless, with virtually no impact
                                                             ---------
on the products and services you receive from us.

Cost Savings

In an effort to achieve efficiencies and cost savings, we are combining your funds' required mailings so you only receive one per household, based on the registration last name and exact address./3/ This reduces the mailing costs, not to mention the amount of paper needed to print, which in turn benefits your funds by reducing the overall expenses. If you prefer to receive separate copies of reports and prospectuses for each registered holder in your household, please notify us by calling the number on your statement and we will adjust our records accordingly.

Thank you for your continued investment with Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
Managing Director
Evergreen Funds



Good News!

Effective for the 1998 Tax Year, long-term capital gains taxes are reduced to 20%.


/1/  This type of plan does not assure a profit or protect against loss in a
     -----------------------------------------------------------------------
     declining market.
     ----------------
/2/  The information above constitutes Year 2000 readiness disclosure.
     ----------------------------------------------------------------
/3/ If you purchased your shares through a financial representative, we may not be able to consolidate your mailings by last name and address, because that institution controls the mailings.

Some portion of the funds' income may be subject to the Federal Alternative
---------------------------------------------------------------------------
Minimum Tax
-----------

--------------------------------------------------------------------------------
                                   EVERGREEN
                           California Tax Free Fund
--------------------------------------------------------------------------------

                    Fund at a Glance as of September 30, 1998


                                  Portfolio
                                Characteristics
                                ---------------

  Total Net Assets                                                   $26,779,917
  ..............................................................................
  Average Credit Quality                                                     AAA
  ..............................................................................
  Average Maturity                                                    17.8 years
  ..............................................................................
  Average Duration                                                     8.4 years
  ..............................................................................


--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 9/30/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/ Source: 1998 Morningstar, Inc.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. To be included in this index, bonds must have a minimum credit rating of at least BBB, and outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The bonds must have been issued after December 31, 1990, and have a remaining maturity of at least one year. Taxable municipal bonds, bonds with floating rates, derivatives, and certificates of participation are excluded.

The Lehman Brothers California Municipal Bond Index includes investment-grade California Municipal bonds.



Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBMBI and LBCAMBI are unmanaged indices. These indices do not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------

                                                 Class A  Class B  Class C
Inception Date                                    2/1/94   2/1/94   2/1/94
 ................................................................................
Average Annual Returns
 ................................................................................
6 months with sales charge                        -0.06%   -0.45%    3.66%
 ................................................................................
6 months w/o sales charge                          4.93%    4.55%    4.66%
 ................................................................................
1 year with sales charge                           3.88%    3.38%    7.39%
 ................................................................................
1 year w/o sales charge                            9.06%    8.38%    8.39%
 ................................................................................
3 years                                            6.19%    6.28%    7.16%
 ................................................................................
Since Inception                                    4.68%    4.76%    5.08%
 ................................................................................
Maximum Sales Charge                               4.75%    5.00%    1.00%

                                                 Front End   CDSC     CDSC
 ................................................................................
30-day SEC Yield                                   3.83%    3.28%    3.28%
 ................................................................................
Taxable Equivalent Yield*                          6.34%    5.43%    5.43%
 ................................................................................
6-month distributions per share                   $0.21    $0.18    $0.18
 ................................................................................
Lipper Ranking out of 26 California Insured          #7      #15      #14
Municipal Debt Funds/1/
(for the 1 year period ending 9/30/98)
 ................................................................................
 *   Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

/1/ Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.

                           [LINE GRAPH APPEARS HERE]

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                                           CPI       LBMBI    Class A   LBCAMBI

Feb 3, 94                                 10,000    10,000     9,525    10,000
Sep 30, 94                                10,219     9,512     9,089     9,424
Sep 30, 95                                10,479    10,576     9,847    10,514
Sep 30, 96                                10,793    11,215    10,475    11,228
Sep 30, 97                                11,026    12,226    11,350    12,274
Sep 30, 98                                11,190    13,217    12,377    14,245


Comparison of a $10,000 investment in Evergreen California Tax Free Fund Class A, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI), the Lehman Brothers California Municipal Bond Index (LBCAMBI), and the Consumer Price Index (CPI).

--------------------------------------------------------------------------------
                                   EVERGREEN
                           California Tax-Free Fund
--------------------------------------------------------------------------------

                           Portfolio Manager Interview


                                   Portfolio
                                  Management
                  -------------------------------------------

                  [PHOTO OF GEORGE KIMBALL, CFA APPEARS HERE]

                              George Kimball, CFA
                             Tenure: January 1996


Your Fund's Class A shares produced a total return of 4.93%, unadjusted for sales charge, for the six months ended September 30, 1998. This performance outpaced the average return of 4.68% generated by the California insured municipal funds followed by Lipper Analytical Services, Inc./1/

The market for California municipal bonds remained positive over the past six months. Citing the state's well established, broad based economy and continued improvement in California's fiscal health, Moody's Investors' Services upgraded the ratings on over $20 billion in the state's municipal bonds, shortly after the close of the reporting period. Of particular note, the state's general obligation bonds were upgraded from Aa3 to Aa1.

In this environment, we focused the Fund's investment strategies on increasing the potential for both total return and yield. We kept the Fund's duration somewhat longer than that of its competitive group, emphasizing bonds in the 20-year maturity range. A longer duration made the Fund more sensitive to changes in interest rates, a benefit as interest rates fell and bond prices rose. As of September 30, 1998, your Fund's average maturity stood at 17.8 years and its duration was 8.4 years.

To increase yield, we reduced the Fund's AAA-rated position and raised its investment in uninsured holdings. We primarily selected bonds rated A and some non-rated bonds. Although bonds may not be rated by one of the major rating agencies, the securities undergo a rigorous research process by our analysts prior to investment and are closely monitored once they are positioned in the portfolio. We also maintained an emphasis on securities that are subject to the alternative minimum tax (AMT), which provided an attractive yield advantage to non-AMT bonds.

Going forward, our outlook for California municipal bonds is positive. As of the end of the Fund's fiscal period, municipal bonds were extremely "cheap" compared to U.S. Treasuries and, in our opinion, represented very attractive relative value. Additionally, we expect both a favorable interest rate environment at the national level, and solid economic and fiscal conditions in California to help create solid returns for municipal bond investors in the coming months.


--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 9/30/98 net assets)

                           [PIE CHART APPEARS HERE]

Lease Rental Bonds/Municipal Leases - 21.8%
Housing - 17.5%
Special Feature Revenue - 16.5%
Hospitals/Healthcare - 12.5%
Other investments and other assets and liabilities, net - 9.5%
General Obligation Notes/Bonds - 7.9%
Airport - 4.3%
Industrial Development/Pollution Control - 3.9%
Utility 3.8%
Education - 2.3%


--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(based on 9/30/98 portfolio assets)

                           [PIE CHART APPEARS HERE]

AAA - 86.2%
A - 6.8%
Not rated - 5.0%
BBB - 2.0%

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Connecticut Municipal Bond Fund
--------------------------------------------------------------------------------

                    Fund at a Glance as of September 30, 1998


                                   Portfolio
                                Characteristics
                                ---------------

  Total Net Assets                                                 $ 71,672,914
 ................................................................................
  Average Credit Quality                                                     AA
 ................................................................................
  Average Maturity                                                   12.7 years
 ................................................................................
  Average Duration                                                   7.7  years
 ................................................................................

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 9/30/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/Source: 1998 Morningstar, Inc.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. To be included in this index, bonds must have a minimum credit rating of at least BBB, and outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The bonds must have been issued after December 31, 1990, and have a remaining maturity of at least one year. Taxable municipal bonds, bonds with floating rates, derivatives, and certificates of participation are excluded.

Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Class Y performance information includes the performance of the Fund's predecessor common trust fund for periods before the Fund's registration statement became effective on November 21, 1997. The inception date of the predecessor common trust fund was January 31, 1981. Performance for the common trust fund has been adjusted to include the effect of estimated expenses based upon the mutual fund expense ratios as stated in the Fund's current prospectus. The return of Class Y since its commencement of class operations was 8.83%. The common trust fund was not registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, its performance may have been adversely affected. The LBMBI is an unmanaged index and does not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                             PERFORMANCE AND RETURNS
--------------------------------------------------------------------------------

Inception Date                                                         1/31/81
 ................................................................................
Average Annual Returns
 ................................................................................
6 months with sales charge                                                n/a
 ................................................................................
6 months w/o sales charge                                               4.96%
 ...............................................................................
1 year with sales charge                                                  n/a
 ................................................................................
1 year w/o sales charge                                                 8.10%
 ................................................................................
5 years                                                                 5.28%
 ...............................................................................
10 years                                                                6.24%
 ................................................................................
Since Inception                                                         7.28%
 ................................................................................
Maximum Sales Charge                                                      n/a

 ................................................................................
30-day SEC Yield                                                        3.98%
 ................................................................................
Taxable Equivalent*                                                     6.59%
 ................................................................................
6-month distribution per share                                         $0.14
 ...............................................................................

* Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

Note: No annual performance data is available for Class A and Class B shares; their inception dates were 12/30/97 and 1/9/98, respectively.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

  Date                                   CPI             LBMBI           Class Y
  ----                                   ---             -----           -------
9/30/88                                $10,000          $10,000          $10,000
9/30/89                                $10,434          $10,868          $10,634
9/30/90                                $11,077          $11,609          $11,182
9/30/91                                $11,452          $13,139          $12,339
9/30/92                                $11,795          $14,513          $13,301
9/30/93                                $12,112          $16,362          $14,167
9/30/94                                $12,471          $15,963          $14,050
9/30/95                                $12,788          $17,748          $15,168
9/30/96                                $13,172          $18,820          $15,804
9/30/97                                $13,456          $20,517          $16,953
9/30/98                                $13,656          $22,029          $18,326


Comparison of a $10,000 investment in Evergreen Connecticut Municipal Bond Fund Class Y, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI), and the Consumer Price Index (CPI).

Class Y shares represent an Institutional class of shares which has a lower expense ratio than Class A and Class B shares. Returns in Class A and B shares would be lower.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Connecticut Municipal Bond Fund
--------------------------------------------------------------------------------
                           Portfolio Manager Interview

                                   Portfolio
                                  Management
                    --------------------------------------

                    [PHOTO OF JOCELYN TURNER APPEARS HERE]

                                Jocelyn Turner
                             Tenure: November 1997
                                       &
                               Joseph R. Baxter
                            Tenure: November 1998*


Despite a volatile period for fixed income investors, the Evergreen Connecticut Municipal Bond Fund's Class A, B, and Y shares returned 4.83%, 4.44%, and 4.96%, respectively, unadjusted for sales charges, for the six months ended September 30, 1998. Strong performance was fueled by adjustments made in early 1998 when we structured the portfolio to emphasize non-callable securities. As interest rates steadily declined during the year, prompting many issuers to "call" their bonds and reissue to take advantage of lower rates, our portfolio remained safeguarded due to our heavy exposure to bonds with non-callable features. Also adding to performance was the decision to keep duration neutral to modestly long, relative to our benchmark. Looking ahead, we anticipate maintaining an emphasis on non-callable issues and will continue to monitor the market for opportunities which will increase the Fund's current yield and enhance total return.

* Effective November 1998, Joseph R. Baxter (not pictured) is co-managing the Fund. Mr. Baxter has 14 years of institutional investment experience and has been with Evergreen Funds since April 1998. Prior to that he was Head of the Tax Advantaged Unit at Corestates Investment Advisers from 1990-1998.


--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 9/30/98 net assets)

                           [PIE CHART APPEARS HERE]

General Obligation Notes/Bonds -- 39.9%
Hospitals/Healthcare -- 22.7%
Other investments and other assets and liabilities, net -- 12.9%
Transportation -- 4.9%
Water & Sewer -- 4.8%
Education -- 3.9%
Escrow -- 2.9%
Housing -- 2.8%
Lease Rental Bonds/Municipal Leases -- 2.8%
Industrial Development/Pollution Control -- 2.4%

--------------------------------------------------------------------------------
                                PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(based on 9/30/98 portfolio assets)

                           [PIE CHART APPEARS HERE]

AAA -- 60.8%
AA -- 19.1%
A -- 12.6%
BBB -- 6.0%
Not rated -- 1.5%

--------------------------------------------------------------------------------
                                  EVERGREEN
                          Massachusetts Tax Free Fund
--------------------------------------------------------------------------------

                    Fund at a Glance as of September 30, 1998


                                    Portfolio
                                 Characteristics
                                 ---------------

  Total Net Assets                                                 $ 9,684,171
 ...............................................................................
  Average Credit Quality                                                    AA
 ................................................................................
  Average Maturity                                                  21.1 years
 ................................................................................
  Average Duration                                                   8.6 years
 ...............................................................................

--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------
                            [GRAPHIC APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 9/30/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/ Source: 1998 Morningstar, Inc.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. To be included in this index, bonds must have a minimum credit rating of at least BBB, and outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The bonds must have been issued after December 31, 1990, and have a remaining maturity of at least one year. Taxable municipal bonds, bonds with floating rates, derivatives, and certificates of participation are excluded.

The Lehman Brothers Massachusetts Municipal Bond Index includes investment-grade Massachusetts Municipal bonds.


Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBMBI and the LBMMBI are unmanaged indices. These indices do not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------

                                                    Class A  Class B  Class C

Inception Date                                       2/4/94   2/4/94   2/4/94
 ................................................................................
Average Annual Returns

6 months with sales charge                           -0.93%   -1.16%    2.95%
 ...............................................................................
6 months w/o sales charge                             4.01%    3.84%    3.95%
 ................................................................................
1 year with sales charge                              2.84%    2.41%    6.41%
 ................................................................................
1 year w/o sales charge                               7.97%    7.41%    7.41%
 ................................................................................
3 years                                               5.58%    5.64%    6.57%
 ................................................................................
Since Inception                                       4.11%    4.16%    4.50%
 ................................................................................
Maximum Sales Charge                                  4.75%    5.00%    1.00%

                                                    Front End   CDSC     CDSC
 ................................................................................
30-day SEC Yield                                      3.97%     3.43%   3.43%
 ................................................................................
Taxable Equivalent**                                  6.57%     5.68%   5.68%
 ................................................................................
6-month distributions per share                      $0.22     $0.18   $0.18
 ................................................................................
Lipper Ranking out of 57                               #33       #44     #43
Massachusetts Municipal Debt Funds/1/
(for the 1 year period ending 9/30/98)
 ................................................................................
  * Adjusted for maximum applicable sales charge.

 ** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

/1/ Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------


                           [LINE GRAPH APPEARS HERE]

            CPI         LBMBI        Class A     LBMAMBI

2/3/94     10,000       10,000        9,525       10,000
9/30/94    10,219        9,512        8,903        9,520
9/30/95    10,479       10,576        9,764       10,647
9/30/96    10,793       11,215       10,174       11,243
9/30/97    11,026       12,226       11,174       12,247
9/30/98    11,190       13,217       12,051       13,334

Comparison of a $10,000 investment in Evergreen Massachusetts Tax Free Fund Class A, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI), the Lehman Brothers Massachusetts Municipal Bond Index (LBMAMBI), and the Consumer Price Index (CPI).

--------------------------------------------------------------------------------
                                  EVERGREEN
                          MASSACHUSETTS TAX FREE FUND
--------------------------------------------------------------------------------

                           Portfolio Manager Interview


                                    Portfolio
                                   Management
                  -------------------------------------------

                  [PHOTO OF GEORGE KIMBALL, CFA APPEARS HERE]

                             George Kimball, CFA
                             Tenure: January 1996

Your Fund's Class A shares produced a total return of 4.01%, unadjusted for sales charges, for the six months ended September 30, 1998. This performance slightly lagged the average total return of 4.24% generated by the Massachusetts municipal debt category followed by Lipper Analytical Services, Inc., an independent monitor of mutual fund performance.

We attribute this modest underperformance to the fact that the Fund had been positioned to be less sensitive to interest rate changes at the beginning of the reporting period. At that time, the Fund would have benefited from a greater sensitivity because interest rates had just begun to fall and bond prices began to rise. We increased the Fund's sensitivity to changes in interest rates shortly thereafter, improving both total return and relative performance as the reporting period progressed.

Massachusetts municipal bondholders continued to benefit from the state's strong economy, sound financial conditions and manageable supply of tax-exempt bonds over the past six months. The state's unemployment rate also remained lower than the national average.

We centered our investment strategies on enhancing total return and maintaining yield as interest rates declined. We increased total return potential by keeping the Fund's duration somewhat longer than that of its competitive group. Expressed in years, duration measures a fund's sensitivity to changes in interest rates. The longer a fund's duration, the greater its sensitivity to interest rate changes. We primarily invested in higher quality bonds in the twenty-year maturity range to reach our targeted duration. As of September 30, 1998, the Fund's duration stood at 8.6 years and its average maturity was 21.1 years.

To help insulate the Fund's yield from declining rates, we sold some lower-yielding, AAA-rated positions and reinvested assets in higher yielding bonds rated A and BBB. We also increased higher quality holdings in the Higher Education sector and reduced the Fund's position in lower quality Hospital bonds. The Fund's average credit quality was AA, as of the end of the reporting period.

Our outlook for Massachusetts municipal bonds is favorable. We expect minimal inflation and slower economic growth to keep interest rates low at the national level. In Massachusetts, we anticipate continued positive trends in both the state economy and fiscal operations, as well as an abundant supply of bonds. Further, as of September 30, 1998, municipal bonds were exceptionally "cheap" compared to U.S. Treasuries, based on historical levels. In our opinion, the combination of attractive relative value, abundant supply and positive economic and fiscal conditions bodes well for total return potential.

--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 9/30/98 net assets)

                           [PIE CHART APPEARS HERE]

General Obligation Notes/Bonds -- 45.5%
Industrial Development/Pollution Control -- 20.0%
Education -- 12.0%
Hospitals/Healthcare -- 8.8%
Water & Sewer -- 6.0%
Housing -- 3.4%
Utility -- 2.3%
Transportation -- 1.9%
Other Investments and other assets and liabilities, net -- 0.1%

--------------------------------------------------------------------------------
                                PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(based on 9/30/98 portfolio assets)

                           [PIE CHART APPEARS HERE]

                               AAA -- 64.2%
                               BBB -- 14.1%
                               AA  -- 13.9%
                               Not Rated -- 7.8%

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Missouri Tax Free Fund
--------------------------------------------------------------------------------

                    Fund at a Glance as of September 30, 1998


                                   Portfolio
                                Characteristics
                                ---------------

  Total Net Assets                                                 $25,249,295
  ..............................................................................
  Average Credit Quality                                                    AA
  ..............................................................................
  Average Maturity                                                  18.7 years
  ..............................................................................
  Average Duration                                                   7.5 years
  ..............................................................................


--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 9/30/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/ Source: 1998 Morningstar, Inc.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. To be included in this index, bonds must have a minimum credit rating of at least BBB, and outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The bonds must have been issued after December 31, 1990, and have a remaining maturity of at least one year. Taxable municipal bonds, bonds with floating rates, derivatives and certificates of participation are excluded.

The Lehman Brothers Missouri Municipal Bond Index includes investment-grade Missouri Municipal bonds.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBMBI and the LBMMBI are unmanaged indices. These indices do not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------
                                                    Class A  Class B  Class C
Inception Date                                       2/1/94   2/1/94   2/1/94
 ................................................................................
Average Annual Returns
 ................................................................................
6 months with sales charge                           -1.16%   -1.30%    2.80%
 ................................................................................
6 months w/o sales charge                             3.77%    3.70%    3.80%
 ................................................................................
1 year with sales charge                              2.63%    2.30%    6.29%
 ................................................................................
1 year w/o sales charge                               7.75%    7.30%    7.29%
 ................................................................................
3 years                                               5.85%    6.05%    6.96%
 ...............................................................................
Since Inception                                       4.93%    4.93%    5.26%
 ................................................................................
Maximum Sales Charge                                  4.75%    5.00%    1.00%

                                                    Front End   CDSC     CDSC
 ................................................................................
30-day SEC Yield                                      4.25%    3.72%    3.72%
 ................................................................................
Taxable Equivalent**                                  7.04%    6.16%    6.16%
 ................................................................................
6-month distributions per share                      $0.24    $0.20    $0.20
 ................................................................................
Lipper Ranking out of 23                               #11      #18      #18
Missouri Municipal Debt Funds/1/
+(for the 1 year period ending 9/30/98)

 *   Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

/1/ Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                                           CPI      LBMBI    Class A    LBMOMBI

2/3/94                                    10,000    10,000     9,525     10,000
9/30/94                                   10,219     9,512     9,179      9,476
9/30/95                                   10,479    10,576    10,050     10,538
9/30/96                                   10,793    11,215    10,606     11,178
9/30/97                                   11,026    12,226    11,615     12,122
9/30/98                                   11,190    13,217    12,515     13,099

Comparison of a $10,000 investment in Evergreen Missouri Tax Free Fund Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI), the Lehman Brothers Missouri Municipal Bond Index (LBMOMBI), and the Consumer Price Index (CPI).

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Missouri Tax Free Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


                                  Portfolio
                                  Management
                 -------------------------------------------

                 [PHOTO OF GEORGE KIMBALL, CFA APPEARS HERE]

                              George Kimball, CFA
                             Tenure: January 1996

Your Fund's Class A shares produced a total return of 3.77%, unadjusted for sales charge, for the six months ended September 30, 1998. This performance slightly lagged the average return of 3.98% generated by the Missouri municipal funds followed by Lipper Analytical Services, Inc., an independent monitor of mutual fund performance.

We attribute this modest underperformance to the fact that the Fund had been positioned to be less sensitive to interest rate changes at the beginning of the reporting period. At that time, the Fund would have benefited from a greater sensitivity to changes in interest rates, because interest rates had just begun to fall and bond prices began to rise. We increased the Fund's sensitivity to changes in interest rates shortly thereafter, improving total return as the reporting period progressed.

Missouri municipal bondholders continued to benefit from the state's sound, diversified economy, strong fiscal management and favorable supply and demand factors. Missouri's growth in employment and personal income outpaced its national counterparts over the past six months. There was some weakness in the state's manufacturing sector; however, it was largely offset by strength in trade and services. Missouri also continued to exhibit considerable fiscal strength. In addition to the state maintaining low per capita debt, residents benefited from tax reductions during the reporting period.

We structured the Fund to build total return potential and maintain yield, in light of the declining interest rate environment. We kept the Fund's duration slightly longer than that of its competitive group by investing in bonds in the 20-year maturity range. Expressed in years, duration measures a portfolio's sensitivity to changes in interest rates. The longer a fund's duration, the more sensitive it is to interest rate changes. This strategy benefited the Fund when interest rates fell and bond prices rose. As of September 30, 1998, the Fund's duration was 7.5 years and its average maturity was 18.7 years.

We helped protect yield from falling interest rates by reducing the Fund's lower yielding AA-rated positions and increasing holdings in both BBB-rated bonds and in securities that were non-rated. The Fund also maintained a heavy weighting in the Health and Hospitals sector, which typically provides more generous yields. The Fund's average quality stood at AA, as of September 30, 1998.

Looking ahead, we anticipate a favorable interest rate climate at the national level and expect many of the positive trends we have witnessed in the Missouri municipal bond market to continue. We believe the state's limited supply of tax-exempt bonds, combined with steady demand, will support prices in the coming months.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 9/30/98 net assets)

                           [PIE CHART APPEARS HERE]

Hospitals/Healthcare -- 24.4%
Lease Rental Bonds/Municipal Leases -- 21.1%
Housing -- 13.2%
Water & Sewer -- 11.9%
Utility -- 10.2%
Education -- 9.1%
Transportation -- 4.7%
General Obligation Notes/Bonds  -- 4.4%
Other investments and other assets and liabilities, net -- 1.0%

--------------------------------------------------------------------------------
                                PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(based on 9/30/98 portfolio assets)

                           [PIE CHART APPEARS HERE]

                                 AAA -- 54.3%
                                  A -- 15.5%
                                  AA -- 13.4%
                                  BBB -- 9.5%
                               Not rated -- 7.3%

--------------------------------------------------------------------------------
                                  EVERGREEEN
                          New Jersey Tax Income Fund
--------------------------------------------------------------------------------

                    Fund at a Glance as of September 30, 1998

                                   Portfolio
                                Characteristics
                                ---------------

  Total Net Assets                                                $169,805,709
  ..............................................................................
  Average Credit Quality                                                    AA
  ..............................................................................
  Average Maturity                                                  24.7 years
  ..............................................................................
  Average Duration                                                   8.9 years
  ..............................................................................


--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 9/30/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/ Source: 1998 Morningstar, Inc.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. To be included in this index, bonds must have a minimum credit rating of at least BBB, and outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The bonds must have been issued after December 31, 1990, and have a remaining maturity of at least one year. Taxable municipal bonds, bonds with floating rates, derivatives and certificates of participation are excluded.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBMBI is an unmanaged index. The index does not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------
                                                   Class A    Class B   Class Y

Inception Date                                     7/16/91    1/30/96    2/8/96
 ................................................................................
Average Annual Returns
 ................................................................................
6 months with sales charge                           0.16%     (0.32%)    n/a
 ................................................................................
6 months w/o sales charge                            5.15%      4.68%    5.20%
 ................................................................................
1 year with sales charge                             3.87%      3.07%     n/a
 ................................................................................
1 year w/o sales charge                              9.05%      8.07%    9.15%
 ...............................................................................
5 years                                              4.65%        --       --
 ................................................................................
Since Inception                                      6.79%      4.52%    6.33%
 ................................................................................
Maximum Sales Charge                                 4.75%      5.00%     n/a

                                                   Front End     CDSC
 ................................................................................
30-day SEC Yield                                     4.08%      3.38%    4.38%
 ................................................................................
Taxable Equivalent**                                 6.75%      5.60%    7.25%
 ................................................................................
6-month distributions per share                     $0.25      $0.20    $0.26
 ................................................................................
Lipper Ranking out of 58 New Jersey                    #8        #30       #6
Municipal Debt Funds/1/
(for the 1 year period ending 9/30/98)
 ................................................................................
 *   Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

/1/Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. For the 5-year period ended 9/30/98, the Fund's Class A shares ranked 8 out of the 26 New Jersey Municipal Debt Funds tracked by Lipper. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                                                      CPI      LBMBI    Class A

7/31/91                                              10,000    10,000     9,525
9/30/92                                              10,374    11,337    10,713
9/30/93                                              10,653    12,781    12,161
9/30/94                                              10,969    12,469    11,782
9/30/95                                              11,248    13,864    12,972
9/30/96                                              11,586    14,702    13,697
9/30/97                                              11,836    16,027    14,696
9/30/98                                              12,012    17,208    16,026


Comparison of a $10,000 investment in Evergreen New Jersey Tax Free Income Fund, Class A shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

--------------------------------------------------------------------------------
                                   EVERGREEN
                        New Jersey Tax Free Income Fund
--------------------------------------------------------------------------------

                           Portfolio Manager Interview


                                   Portfolio
                                  Management
                    --------------------------------------

                    [PHOTO OF JOCELYN TURNER APPEARS HERE]

                                Jocelyn Turner
                             Tenure: November 1992
                                       &
                               Joseph R. Baxter
                            Tenure: November 1998*


For the first half of the fiscal year, the Fund's Class A shares posted a 5.15% total return, unadjusted for sales charge. During the past 12 months, the Fund's Class Y shares ranked 6 out of 58 New Jersey municipal debt funds tracked by Lipper Analytical Services./1/ Strong relative performance can be attributed to a favorable duration stance that was increased from 8.6 years to 8.9 years during the six months. From a security selection standpoint, we are emphasizing issues with non-callable features, a move that will serve to reduce the Fund's exposure to prepayment risk. The portfolio's average quality was kept at relatively high levels due to increasingly narrow spreads, which have reduced the attractiveness of lower quality issues. Also noteworthy is the fact that the Fund underwent a merger with the CoreFund New Jersey Municipal Bond Fund during the six months; a transition which was seamless and increased net assets by over $20 million.

--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 9/30/98 net assets)

                           [PIE CHART APPEARS HERE]

General Obligation Notes/Bonds -- 23.4%
Other investments and other assets and liabilities, net -- 22.8%
Transportation -- 16.2%
Hospitals/Healthcare -- 13.4%
Water & Sewer -- 12.9%
Education -- 4.3%
Escrow -- 2.9%
Industrial Development/Pollution Control -- 2.8%
Lease Rental Bonds/Municipal Leases -- 1.3%


--------------------------------------------------------------------------------
                                PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(based on 9/30/98 portfolio assets)

                           [PIE CHART APPEARS HERE]

AAA -- 63.7%
AA -- 22.3%
BBB -- 5.3%
A -- 4.6%
Not rated -- 4.1%

* Effective November 1998, Joseph R. Baxter (not pictured) is co-managing the Fund. Mr. Baxter has 14 years of institutional investment experience and has been with Evergreen Funds since April 1998. Prior to that he was Head of the Tax Advantaged Unit at Corestates Investment Advisers from 1990-1998.

--------------------------------------------------------------------------------
                                  EVERGREEN
                            New York Tax Free Fund
--------------------------------------------------------------------------------

                    Fund at a Glance as of September 30, 1998


                                   Portfolio
                                Characteristics
                                ---------------

  Total Net Assets                                                  $21,292,308
  ..............................................................................
  Average Credit Quality                                                    AAA
  ..............................................................................
  Average Maturity                                                   20.3 years
  ..............................................................................
  Average Duration                                                    8.2 years
  ..............................................................................


--------------------------------------------------------------------------------
                         CURRENT INVESTMENT STYLE /1/
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 9/30/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/ Source: 1998 Morningstar, Inc.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. To be included in this index, bonds must have a minimum credit rating of at least BBB, and outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The bonds must have been issued after December 31, 1990 and have a remaining maturity of at least one year. Taxable municipal bonds, bonds with floating rates, derivatives, and certificates of participation are excluded.

The Lehman Brothers New York Municipal Bond Index includes investment-grade New York Municipal bonds.

Past performance is not guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost, The LBMBI and the LBNYMBI are unmanaged indices. These indices do not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------
                                                     Class A  Class B  Class C
Inception Date                                        2/4/94   2/4/94   2/4/94
 ................................................................................
Average Annual Returns
 ................................................................................
6 months with sales charge                            -0.26%   -0.66%    3.44%
 ................................................................................
6 months w/o sales charge                              4.71%    4.34%    4.44%
 ................................................................................
1 year with sales charge                               3.11%    2.59%    6.59%
 ...............................................................................
1 year w/o sales charge                                8.25%    7.59%    7.59%
 ................................................................................
3 years                                                5.98%    6.06%    6.94%
 ................................................................................
Since Inception                                        5.00%    5.00%    5.34%
 ................................................................................
Maximum Sales Charge                                   4.75%    5.00%    1.00%

                                                     Front End   CDSC     CDSC
 ................................................................................
30-day SEC Yield                                       3.98%    3.44%    3.44%
 ................................................................................
Taxable Equivalent**                                   6.59%    5.70%    5.70%
 ................................................................................
6-month distributions per share                       $0.23    $0.19    $0.19
 ................................................................................
Lipper Ranking out of 15 New York                        #3       #7       #7

Insured Funds/1/
(for the 1 year period ending 9/30/98)
 ................................................................................
 *   Adjusted for maximum applicable sales charge.
** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

/1/Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                                            CPI      LBMBI    Class A   LBNYMBI

2/1/94                                    10,000    10,000     9,525    10,000
9/30/94                                   10,219     9,512     9,096     9,551
9/30/95                                   10,479    10,576    10,043    10,565
9/30/96                                   10,793    11,215    10,617    11,253
9/30/97                                   11,026    12,226    11,596    12,333
9/30/98                                   11,190    13,217    12,554    13,458

Comparison of a $10,000 investment in Evergreen New York Tax Free Fund Class A, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI), the Lehman Brothers New York Municipal Bond Index (LBNYMBI), and the Consumer Price Index (CPI).

--------------------------------------------------------------------------------
                                   EVERGREEN
                            New York Tax Free Fund
--------------------------------------------------------------------------------

                           Portfolio Manager Interview


                                   Portfolio
                                  Management
                  -------------------------------------------

                  [PHOTO OF GEORGE KIMBALL, CFA APPEARS HERE]

                              George Kimball, CFA
                             Tenure: January 1996

For the six months ended September 30, 1998, your Fund's Class A shares produced a total return of 4.71%, unadjusted for sales charge. This performance surpassed the 4.25% average return generated by the insured New York municipal funds followed by Lipper Analytical Services Inc.

The market for New York municipal bonds remained favorable during the reporting period. The state's employment rate outpaced that of the nation and fiscal operations continued to improve. New York's healthy financial conditions prompted tax cuts for its residents. There was good news in New York City, as well. New York City posted a budget surplus, benefiting from rising tax revenues largely generated by Wall Street activity.

Supply in New York municipal bonds continued to be plentiful. The Long Island Power Authority (LIPA) brought $6.5 billion in bonds to market during the reporting period, the biggest transaction ever to occur in either the taxable or tax-exempt sector. The deal's large size caused it to be priced attractively. The Fund's LIPA holdings - which amounted to approximately 5% of net assets - became some of the best performing bonds in the portfolio over the past six months.

In this environment, our investment strategies focused on building yield and total return potential, while maintaining an average quality rating of AAA. We increased yield by selling some of the Fund's lower yielding, AAA-rated positions and maximizing the Fund's holdings in uninsured securities. We primarily selected bonds rated AA and A. We boosted the potential for total return by focusing on securities with maturities in the 20-year range, which benefited the Fund when interest rates declined. As of September 30, 1998, your Fund's average maturity stood at 20.3 years.

Going forward, we will closely monitor fiscal conditions in New York - and particularly New York City - in light of recent fluctuations in the stock market. We also expect New York municipal bonds to provide attractive relative value. As of the close of the Fund's reporting period, municipal bonds were exceptionally "cheap" compared to U.S. Treasuries, based on historical relationships. Further, we anticipate an abundant supply of New York municipal bonds over the next six months. In our opinion, this combination should create a broad selection of attractively priced bonds.

--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 9/30/98 net assets)

                           [PIE CHART APPEARS HERE]

General Obligation Notes/Bonds -- 26.5%
Water & Sewer -- 14.9%
Hospitals/Healthcare -- 13.5%
Housing -- 11.5%
Transportation -- 10.6%
Other investments and other assets and liabilities, net -- 9.0%
Education -- 5.2%
Utility -- 4.8%
Airport -- 2.8%
Lease Rental Bonds/Municipal Leases -- 1.2%

--------------------------------------------------------------------------------
                                PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(based on 9/30/98 portfolio assets)

                           [PIE CHART APPEARS HERE]

AAA -- 59.3%
AA -- 16.0%
A -- 13.4%
BBB -- 10.2%
BB -- 0.8%
B -- 0.3%

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Pennsylvania Tax Free Fund
--------------------------------------------------------------------------------
                    Fund at a Glance as of September 30, 1998


                                   Portfolio
                                Characteristics
                                ---------------

  Total Net Assets                                                $248,740,410
  ..............................................................................
  Average Credit Quality                                                    AA
  ..............................................................................
  Average Maturity                                                  15.6 years
  ..............................................................................
  Average Duration                                                   8.9 years
  ..............................................................................


--------------------------------------------------------------------------------
                          CURRENT INVESTMENT STYLE/1/
--------------------------------------------------------------------------------
[GRAPHIC APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 9/30/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

/1/Source: 1998 Morningstar, Inc.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. To be included in this index, bonds must have a minimum credit rating of at least BBB, and outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The bonds must have been issued after December 31, 1990, and have a remaining maturity of at least one year. Taxable municipal bonds, bonds with floating rates, derivatives, and certificates of participation are excluded.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBMBI is an unmanaged index. The index does not include transaction costs associated with buying and selling securities or any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------

                                           Class A  Class B   Class C    Class Y
Inception Date                            12/27/90  2/1/93    2/1/93    11/24/97
 ................................................................................
Average Annual Returns
 ................................................................................
6 months with sales charge                 -0.49%   -0.81%    -3.10%      n/a
 ...............................................................................
6 months w/o sales charge                   4.47%    4.19%     4.10%     4.60%
 ................................................................................
1 year with sales charge                    2.82%    2.27%     6.26%      n/a
 ................................................................................
1 year w/o sales charge                     7.95%    7.27%     7.26%       -
 ................................................................................
5 years                                     4.32%    4.25%     4.58%       -
 ................................................................................
Since Inception                             7.63%    5.77%     5.91%     8.57%
 ................................................................................
Maximum Sales Charge                        4.75%    5.00%     1.00%      n/a

                                          Front End  CDSC      CDSC
 ...............................................................................
30-day SEC Yield                            4.10%    3.56%     3.56%     4.55%
 ................................................................................
Taxable Equivalent**                        6.79%    5.89%     5.89%     7.53%
 ................................................................................
6-month distributions per share            $0.26    $0.21     $0.21     $0.27
 ...............................................................................
Lipper Ranking out of 60 Pennsylvania        #28      #45       #46       n/a
Municipal Debt Funds/1/
(for the 1 year period ending 9/30/98)
 ................................................................................
 *   Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

/1/Source: Lipper Analytical Services, Inc., an independent mutual fund rating company. The rankings are based on total return and do not include the effect of a sales charge. For the 5-year period ended 9/30/98, Class A, B, and C shares ranked 23, 34, and 35 out of 37 Pennsylvania Municipal Debt Funds. Past performance is no guarantee of future results.

                           [LINE GRAPH APPEARS HERE]

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                                                         Evergreen Pennsylvania
                       Consumer      Lehman Brothers          Tax Free Fund
                      Price Index  Municipal Bond Index      Class A Shares
                      -----------  --------------------  ----------------------
12/31/90                10,000            10,000                  9,525
9/30/91                 10,254            10,850                 10,651
9/30/92                 10,561            11,985                 11,849
9/30/93                 10,845            13,512                 13,645
9/30/94                 11,166            13,182                 13,078
9/30/95                 11,450            14,656                 14,229
9/30/96                 11,794            15,542                 15,033
9/30/97                 12,048            16,943                 16,399
9/30/98                 12,227            18,192                 17,703

Comparison of a $10,000 investment in Evergreen Pennsylvania Tax Free Fund Class A, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Pennsylvania Tax Free Fund
--------------------------------------------------------------------------------

                           Portfolio Manager Interview


                                   Portfolio
                                  Management
                    --------------------------------------

                    [PHOTO OF JOCELYN TURNER APPEARS HERE]

                                Jocelyn Turner
                             Tenure: November 1992
                                       &
                               Joseph R. Baxter
                            Tenure: November 1998*


Municipal bond investors enjoyed a solid rally over the past six months buoyed by favorable interest rates and strong cash inflows. Within this environment the Fund's Class Y shares posted a six-month return of 4.60%. Class A, B, and C shares returned 4.47%, 4.19%, and 4.10%, respectively, unadjusted for sales charges. Underlying this solid performance, the portfolio continued to maintain an emphasis on high quality municipal bonds despite the fact that spreads - or the difference between yields - between high and lower quality bonds became more narrow. The decision to keep the Fund's duration, currently at 8.9 years, neutral to modestly long relative to our benchmark, had a positive impact on performance. Also noteworthy is the fact that the Fund merged with the CoreFund Pennsylvania Municipal Bond Fund during the period, a move which increased net assets by roughly $17 million. In anticipation of the combination, we modestly extended duration so that, following the merger, the Fund's duration would be at pre- merger levels. The transition was seamless.

* Effective November 1998, Joseph R. Baxter (not pictured) is co-managing the Fund. Mr. Baxter has 14 years of institutional investment experience and has been with Evergreen Funds since April 1998. Prior to that he was Head of the Tax Advantaged Unit at Corestates Investment Advisers from 1990-1998.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 9/30/98 net assets)

                           [PIE CHART APPEARS HERE]

General Obligation Notes/Bonds -- 19.3%
Other investments and other assets and liabilities, net -- 18.5%
Hospitals/Healthcare -- 15.8%
Escrow -- 10.3%
Transportation -- 9.6%
Industrial Development/Pollution Control -- 8.8%
Education -- 7.7%
Water & Sewer -- 5.6%
Housing -- 2.9%
Airport -- 1.5%

--------------------------------------------------------------------------------
                                PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(based on 9/30/98  portfolio assets)

                           [PIE CHART APPEARS HERE]

AAA -- 68.7%
AA -- 12.7%
Not Rated -- 9.2%
BBB -- 5.3%
A -- 4.1%

--------------------------------------------------------------------------------
                                   EVERGREEN
                           California Tax Free Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                              Six Months                                     Year Ended       February 1, 1994
                                Ended             Year        Four Months    November 30,     (Commencement of
                          September 30, 1998     Ended           Ended      --------------   Class Operations) to
                             (Unaudited)     March 31, 1998 March 31, 1997*  1996    1995     November 30, 1994
-----------------------------------------------------------------------------------------------------------------
CLASS A SHARES
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD            $ 9.98           $ 9.44         $ 9.73      $ 9.86  $ 8.70         $10.00
                                ------           ------         ------      ------  ------         ------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income             0.21             0.45           0.16        0.48    0.49           0.44
Net gains or losses on
 securities (both
 realized and
 unrealized)                      0.27             0.53          (0.28)      (0.11)   1.17          (1.30)
                                ------           ------         ------      ------  ------         ------
Total from investment
 operations                       0.48             0.98          (0.12)       0.37    1.66          (0.86)
                                ------           ------         ------      ------  ------         ------
LESS DIVIDENDS (FROM NET
 INVESTMENT INCOME)              (0.21)           (0.44)         (0.17)      (0.50)  (0.50)         (0.44)
                                ------           ------         ------      ------  ------         ------
NET ASSET VALUE, END OF
 PERIOD                         $10.25           $ 9.98         $ 9.44      $ 9.73  $ 9.86         $ 8.70
                                ------           ------         ------      ------  ------         ------
TOTAL RETURN (B)                  4.93%           10.55%         (1.29%)      3.99%  19.63%         (8.78%)
RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF
 PERIOD (THOUSANDS)             $6,899           $6,420         $4,192      $4,759  $4,555         $3,006
RATIOS TO AVERAGE NET
 ASSETS
 Expenses                         0.93%(a)         0.78%          0.77%(a)    0.77%   0.72%          0.41%(a)
 Expenses, excluding
  indirectly paid
  expenses                        0.92%(a)         0.78%          0.75%(a)    0.75%   0.69%            --
 Expenses, excluding
  waivers and
  reimbursements                  0.93%(a)         1.03%          1.24%(a)    1.19%   1.31%          1.66%(a)
 Net investment income            4.29%(a)         4.60%          4.91%(a)    5.06%   5.37%          5.53%(a)
PORTFOLIO TURNOVER RATE             26%              74%            39%        120%    119%           104%

                              Six Months                                      Year Ended        February 1, 1994
                                Ended                         Four Months     November 30,      (Commencement of
                          September 30, 1998   Year Ended        Ended      ----------------  Class Operations) to
                             (Unaudited)     March 31, 1998 March 31, 1997*  1996     1995     November 30, 1994
------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD           $  9.94          $  9.40         $  9.69     $  9.82  $  8.68        $ 10.00
                               -------          -------         -------     -------  -------        -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income             0.18             0.37            0.13        0.41     0.44           0.40
Net gains or losses on
 securities (both
 realized and
 unrealized)                      0.27             0.53           (0.28)      (0.11)    1.17          (1.28)
                               -------          -------         -------     -------  -------        -------
Total from investment
 operations                       0.45             0.90           (0.15)       0.30     1.61          (0.88)
                               -------          -------         -------     -------  -------        -------
LESS DIVIDENDS (FROM NET
 INVESTMENT INCOME)              (0.18)           (0.36)          (0.14)      (0.43)   (0.47)         (0.44)
                               -------          -------         -------     -------  -------        -------
NET ASSET VALUE, END OF
 PERIOD                        $ 10.21          $  9.94         $  9.40     $  9.69  $  9.82        $  8.68
                               -------          -------         -------     -------  -------        -------
TOTAL RETURN (B)                  4.55%            9.75%          (1.54%)      3.23%   18.95%         (9.00%)
RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF
 PERIOD (THOUSANDS)            $18,674          $18,967         $21,794     $22,719  $22,743        $11,415
RATIOS TO AVERAGE NET
 ASSETS
 Expenses                         1.67%(a)         1.52%           1.52%(a)    1.52%    1.48%          1.16%(a)
 Expenses, excluding
  indirectly paid
  expenses                        1.67%(a)         1.52%           1.50%(a)    1.50%    1.45%            --
 Expenses, excluding
  waivers and
  reimbursements                  1.68%(a)         1.77%           1.99%(a)    1.94%    2.07%          2.36%(a)
 Net investment income            3.54%(a)         3.87%           4.16%(a)    4.31%    4.57%          4.83%(a)
PORTFOLIO TURNOVER RATE             26%              74%             39%        120%     119%           104%

(a) Annualized.
(b) Excluding applicable sales charges.
*   The Fund changed its fiscal year end from November 30 to March 31.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                           California Tax Free Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                                      Six Months                                     Year Ended
                                                        Ended                         Four Months    November 30,
                                                  September 30, 1998   Year Ended        Ended      --------------
                                                     (Unaudited)     March 31, 1998 March 31, 1997*  1996    1995
----------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $ 9.92           $ 9.38         $ 9.68      $ 9.80  $ 8.68
                                                        ------           ------         ------      ------  ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                     0.18             0.37           0.14        0.41    0.43
Net gains or losses on securities (both realized
 and unrealized)                                          0.28             0.53          (0.30)      (0.10)   1.15
                                                        ------           ------         ------      ------  ------
Total from investment operations                          0.46             0.90          (0.16)       0.31    1.58
                                                        ------           ------         ------      ------  ------
LESS DIVIDENDS (FROM NET INVESTMENT
 INCOME)                                                 (0.18)           (0.36)         (0.14)      (0.43)
(0.46)
                                                        ------           ------         ------      ------  ------
NET ASSET VALUE, END OF PERIOD                          $10.20           $ 9.92         $ 9.38      $ 9.68  $ 9.80
                                                        ------           ------         ------      ------  ------
TOTAL RETURN (B)                                          4.66%            9.77%         (1.64%)      3.34%
18.69%
RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD (THOUSANDS)                   $1,207           $1,735         $1,849      $1,521  $1,535
RATIOS TO AVERAGE NET ASSETS
 Expenses                                                 1.67%(a)         1.52%          1.52%(a)    1.52%
1.49%
 Expenses, excluding indirectly paid
  expenses                                                1.67%(a)         1.52%          1.50%(a)    1.50%
1.46%
 Expenses, excluding waivers and
  reimbursements                                          1.68%(a)         1.77%          1.99%(a)    1.94%
2.07%
 Net investment income                                    3.55%(a)         3.87%          4.16%(a)    4.31%
4.51%
PORTFOLIO TURNOVER RATE                                     26%              74%            39%        120%
119%

                                                    February 1, 1994
                                                    (Commencement of
                                                  Class Operations) to
                                                   November 30, 1994
----------------------------------------------------------------------
CLASS C SHARES
----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $10.00
                                                  --------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                      0.39
Net gains or losses on securities (both realized
 and unrealized)                                          (1.29)
                                                  --------------------
Total from investment operations                          (0.90)
                                                  --------------------
LESS DIVIDENDS (FROM NET INVESTMENT
 INCOME)                                                  (0.42)
                                                  --------------------
NET ASSET VALUE, END OF PERIOD                           $ 8.68
                                                  --------------------
TOTAL RETURN (B)                                          (9.08%)
RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD (THOUSANDS)                    $  624
RATIOS TO AVERAGE NET ASSETS
 Expenses                                                  1.16%(a)
 Expenses, excluding indirectly paid
  expenses                                                   --
 Expenses, excluding waivers and
  reimbursements                                           2.38%(a)
 Net investment income                                     4.96%(a)
PORTFOLIO TURNOVER RATE                                     104%

(a) Annualized.
(b) Excluding applicable sales charges.
*   The Fund changed its fiscal year end from November 30 to March 31.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Connecticut Municipal Bond Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                           Six Months      December 30, 1997
                                             Ended          (Commencement of
                                       September 30, 1998 Class Operations) to
                                          (Unaudited)        March 31, 1998
--------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $6.38               $6.40
                                             -----               -----
INCOME FROM INVESTMENT OPERATIONS
Net investment income                         0.13                0.07
Net gains or losses on securities
 (both realized and unrealized)               0.16               (0.02)
                                             -----               -----
Total from investment operations              0.29                0.05
                                             -----               -----
LESS DIVIDENDS (FROM NET INVESTMENT
 INCOME)                                     (0.13)              (0.07)
                                             -----               -----
NET ASSET VALUE, END OF PERIOD               $6.54               $6.38
                                             -----               -----
TOTAL RETURN (B)                              4.83%               0.77%
RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD (THOUSANDS)        $ 314               $ 146
RATIOS TO AVERAGE NET ASSETS
 Expenses                                     0.80%(a)            0.86%(a)
 Expenses, excluding indirectly paid
  expenses                                    0.80%(a)            0.85%(a)
 Expenses, excluding waivers and
  reimbursements                              0.92%(a)            1.13%(a)
 Net investment income                        4.14%(a)            4.38%(a)
PORTFOLIO TURNOVER RATE                         26%                 17%

                                           Six Months       January 9, 1998
                                             Ended          (Commencement of
                                       September 30, 1998 Class Operations) to
                                          (Unaudited)        March 31, 1998
--------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 6.38              $6.44
                                             ------              -----
INCOME FROM INVESTMENT OPERATIONS
Net investment income                          0.11               0.05
Net gains or losses on securities
 (both realized and unrealized)                0.16              (0.06)
                                             ------              -----
Total from investment operations               0.27              (0.01)
                                             ------              -----
LESS DIVIDENDS (FROM NET INVESTMENT
 INCOME)                                      (0.11)             (0.05)
                                             ------              -----
NET ASSET VALUE, END OF PERIOD               $ 6.54              $6.38
                                             ------              -----
TOTAL RETURN (B)                               4.44%             (0.21%)
RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD (THOUSANDS)        $  435              $ 331
RATIOS TO AVERAGE NET ASSETS
 Expenses                                      1.55%(a)           1.61%(a)
 Expenses, excluding indirectly paid
  expenses                                     1.54%(a)           1.60%(a)
 Expenses, excluding waivers and
  reimbursements                               1.66%(a)           1.89%(a)
 Net investment income                         3.42%(a)           3.36%(a)
PORTFOLIO TURNOVER RATE                          26%                17%

(a) Annualized.
(b) Excluding applicable sales charges.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                        Connecticut Municipal Bond Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                           Six Months      November 24, 1997
                                             Ended          (Commencement of
                                       September 30, 1998 Class Operations) to
                                          (Unaudited)        March 31, 1998
--------------------------------------------------------------------------------
CLASS Y SHARES
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $  6.37             $  6.32
                                            -------             -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                          0.14                0.10
Net gains or losses on securities
 (both realized and unrealized)                0.17                0.05
                                            -------             -------
Total from investment operations               0.31                0.15
                                            -------             -------
LESS DIVIDENDS (FROM NET INVESTMENT
 INCOME)                                      (0.14)              (0.10)
                                            -------             -------
NET ASSET VALUE, END OF PERIOD              $  6.54             $  6.37
                                            -------             -------
TOTAL RETURN                                   4.96%               2.39%
RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD (THOUSANDS)       $70,923             $67,675
RATIOS TO AVERAGE NET ASSETS
 Expenses                                      0.55%(a)            0.61%(a)
 Expenses, excluding indirectly paid
  expenses                                     0.55%(a)            0.60%(a)
 Expenses, excluding waivers and
  reimbursements                               0.66%(a)            0.88%(a)
 Net investment income                         4.43%(a)            4.50%(a)
PORTFOLIO TURNOVER RATE                          26%                 17%

(a) Annualized.
(b) Excluding applicable sales charges.


                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         Massachusetts Tax Free Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                              Six Months                                       February 4, 1994
                                Ended             Year Ended March 31,         (Commencement of
                          September 30, 1998 ------------------------------  Class Operations) to
                             (Unaudited)      1998    1997    1996    1995      March 31, 1994
-------------------------------------------------------------------------------------------------
CLASS A SHARES
-------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD            $ 9.76       $ 9.23  $ 9.29  $ 9.19  $ 9.17         $10.00
                                ------       ------  ------  ------  ------         ------
Income from investment
 operations
Net investment income             0.22         0.45    0.47    0.51    0.53           0.08
Net gains or losses on
 securities
 (both realized and
 unrealized)                      0.18         0.50   (0.03)   0.09    0.02          (0.82)
                                ------       ------  ------  ------  ------         ------
Total from investment
 operations                       0.40         0.95    0.44    0.60    0.55          (0.74)
                                ------       ------  ------  ------  ------         ------
LESS DISTRIBUTIONS
Dividends (from net
 investment income)              (0.22)       (0.42)  (0.47)  (0.48)  (0.53)         (0.08)
Distributions (from
 capital gains)                      0            0   (0.03)  (0.02)      0          (0.01)
                                ------       ------  ------  ------  ------         ------
Total distributions              (0.22)       (0.42)  (0.50)  (0.50)  (0.53)         (0.09)
                                ------       ------  ------  ------  ------         ------
NET ASSET VALUE, END OF
 PERIOD                         $ 9.94       $ 9.76  $ 9.23  $ 9.29  $ 9.19         $ 9.17
                                ------       ------  ------  ------  ------         ------
TOTAL RETURN (B)                  4.01%       10.50%   4.92%   6.64%   6.23%         (7.40%)
RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF
 PERIOD (THOUSANDS)             $2,153       $2,076  $2,063  $1,786  $1,974         $1,472
RATIOS TO AVERAGE NET
 ASSETS
 Expenses                         0.85%(a)     0.77%   0.76%   0.75%   0.46%          0.35%(a)
 Expenses, excluding
  indirectly paid
  expenses                        0.85%(a)     0.77%   0.75%   0.74%     --             --
 Expenses, excluding
  waivers and
  reimbursements                  1.31%(a)     1.26%   1.58%   1.59%   1.93%          3.22%(a)
 Net investment income            4.41%(a)     4.64%   5.19%   5.36%   5.90%          5.07%(a)
PORTFOLIO TURNOVER RATE             55%          97%    110%    165%     77%             7%

                              Six Months                                       February 4, 1994
                                Ended           Year Ended March 31,           (Commencement of
                          September 30, 1998 ------------------------------  Class Operations) to
                             (Unaudited)      1998    1997    1996    1995      March 31, 1994
-------------------------------------------------------------------------------------------------
CLASS B SHARES
-------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD            $ 9.69       $ 9.17  $ 9.22  $ 9.15  $ 9.19         $10.00
                                ------       ------  ------  ------  ------         ------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income             0.18         0.36    0.41    0.43    0.48           0.08
Net gains or losses on
 securities
 (both realized and
 unrealized)                      0.20         0.51   (0.03)   0.09   (0.01)         (0.80)
                                ------       ------  ------  ------  ------         ------
Total from investment
 operations                       0.38         0.87    0.38    0.52    0.47          (0.72)
                                ------       ------  ------  ------  ------         ------
LESS DISTRIBUTIONS
Dividends (from net
 investment income)              (0.18)       (0.35)  (0.41)  (0.43)  (0.47)         (0.07)
Distributions (from
 capital gains)                      0            0   (0.02)  (0.02)  (0.04)         (0.02)
                                ------       ------  ------  ------  ------         ------
Total distributions              (0.18)       (0.35)  (0.43)  (0.45)  (0.51)         (0.09)
                                ------       ------  ------  ------  ------         ------
NET ASSET VALUE, END OF
 PERIOD                         $ 9.89       $ 9.69  $ 9.17  $ 9.22  $ 9.15         $ 9.19
                                ------       ------  ------  ------  ------         ------
TOTAL RETURN (B)                  3.84%        9.60%   4.25%   5.77%   5.41%         (7.20%)
RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF
 PERIOD (THOUSANDS)             $5,918       $6,384  $7,803  $7,274  $6,169         $1,817
RATIOS TO AVERAGE NET
 ASSETS
 Expenses                         1.60%(a)     1.52%   1.51%   1.49%   1.24%          1.10%(a)
 Expenses, excluding
  indirectly paid
  expenses                        1.60%(a)     1.52%   1.50%   1.48%     --             --
 Expenses, excluding
  waivers and
  reimbursements                  2.04%(a)     2.01%   2.35%   2.38%   2.68%          4.60%(a)
 Net investment income            3.66%(a)     3.89%   4.45%   4.60%   5.15%          3.23%(a)
PORTFOLIO TURNOVER RATE             55%          97%    110%    165%     77%             7%

(a) Annualized.
(b) Excluding applicable sales charges.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                          Massachusetts Tax Free Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                              Six Months                                       February 4, 1994
                                Ended           Year Ended March 31,           (Commencement of
                          September 30, 1998 ------------------------------  Class Operations) to
                             (Unaudited)      1998    1997    1996    1995      March 31, 1994
-------------------------------------------------------------------------------------------------
CLASS C SHARES
-------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD            $ 9.68       $ 9.16  $ 9.22  $ 9.14  $ 9.19         $10.00
                                ------       ------  ------  ------  ------         ------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income             0.18         0.36    0.41    0.43    0.48           0.08
Net gains or losses on
 securities
 (both realized and
 unrealized)                      0.21         0.52   (0.04)   0.10   (0.02)         (0.80)
                                ------       ------  ------  ------  ------         ------
Total from investment
 operations                       0.39         0.87    0.37    0.53    0.46          (0.72)
                                ------       ------  ------  ------  ------         ------
LESS DISTRIBUTIONS
Dividends (from net
 investment income)              (0.18)       (0.35)  (0.41)  (0.43)  (0.47)         (0.07)
Distributions (from
 capital gains)                      0            0   (0.02)  (0.02)  (0.04)         (0.02)
                                ------       ------  ------  ------  ------         ------
Total distributions              (0.18)       (0.35)  (0.43)  (0.45)  (0.51)         (0.09)
                                ------       ------  ------  ------  ------         ------
NET ASSET VALUE, END OF
 PERIOD                         $ 9.89       $ 9.68  $ 9.16  $ 9.22  $ 9.14         $ 9.19
                                ------       ------  ------  ------  ------         ------
TOTAL RETURN (B)                  3.95%        9.62%   4.14%   5.89%   5.20%         (7.21%)
RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF
 PERIOD (THOUSANDS)             $1,614       $1,639  $2,066  $2,303  $1,971         $  369
RATIOS TO AVERAGE NET
 ASSETS
 Expenses                         1.60%(a)     1.54%   1.51%   1.49%   1.23%          1.10%(a)
 Expenses, excluding
  indirectly paid
  expenses                        1.60%(a)     1.53%   1.50%   1.48%     --             --
 Expenses, excluding
  waivers and
  reimbursements                  2.05%(a)     2.02%   2.36%   2.39%   2.68%          4.91%(a)
 Net investment income            3.66%(a)     3.94%   4.46%   4.60%   5.11%          4.28%(a)
PORTFOLIO TURNOVER RATE             55%          97%    110%    165%     77%             7%

(a) Annualized.
(b) Excluding applicable sales charges.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                            Missouri Tax Free Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                              Six Months                                     Year Ended       February 1, 1994
                                Ended             Year        Four Months   November 30,      (Commencement of
                          September 30, 1998     Ended           Ended      --------------  Class Operations) to
                             (Unaudited)     March 31, 1998 March 31, 1997*  1996    1995    November 30, 1994
----------------------------------------------------------------------------------------------------------------
CLASS A SHARES
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD            $10.21           $ 9.64         $ 9.86      $ 9.91  $ 8.72         $10.00
                                ------           ------         ------      ------  ------         ------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income             0.24 (c)         0.46           0.16        0.50    0.50           0.44
Net gains or losses on
 securities
 (both realized and
 unrealized)                      0.14             0.58          (0.22)      (0.06)   1.19          (1.28)
                                ------           ------         ------      ------  ------         ------
Total from investment
 operations                       0.38             1.04          (0.06)       0.44    1.69          (0.84)
                                ------           ------         ------      ------  ------         ------
LESS DIVIDENDS (FROM NET
 INVESTMENT INCOME)              (0.24)           (0.47)         (0.16)      (0.49)  (0.50)         (0.44)
                                ------           ------         ------      ------  ------         ------
NET ASSET VALUE, END OF
 PERIOD                         $10.35           $10.21         $ 9.64      $ 9.86  $ 9.91         $ 8.72
                                ------           ------         ------      ------  ------         ------
TOTAL RETURN (B)                  3.77%           11.01%        (0.57%)       4.66%  19.86%         (8.55%)
RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF
 PERIOD (THOUSANDS)             $5,214           $4,897         $2,627      $2,610  $4,848         $3,581
RATIOS TO AVERAGE NET
 ASSETS
 Expenses                         0.86%(a)         0.78%          0.76%(a)    0.76%   0.72%          0.43%(a)
 Expenses, excluding
  indirectly paid
  expenses                        0.85%(a)         0.78%          0.75%(a)    0.75%   0.69%            --
 Expenses, excluding
  waivers and
  reimbursements                  1.17%(a)         1.16%          1.31%(a)    1.22%   1.32%          1.54%(a)
 Net investment income            4.67%(a)         4.83%          5.05%(a)    4.93%   5.26%          5.38%(a)
PORTFOLIO TURNOVER RATE             36%              42%            12%        126%     74%            25%

                              Six Months                                      Year Ended        February 1, 1994
                                Ended                         Four Months    November 30,       (Commencement of
                          September 30, 1998   Year Ended        Ended      ----------------  Class Operations) to
                             (Unaudited)     March 31, 1998 March 31, 1997*  1996     1995     November 30, 1994
------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD           $ 10.09          $  9.52         $  9.74     $  9.80  $  8.67        $ 10.00
                               -------          -------         -------     -------  -------        -------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income             0.20 (c)         0.40            0.13        0.40     0.44           0.40
Net gains or losses on
 securities
 (both realized and
 unrealized)                      0.17             0.56           (0.21)      (0.04)    1.15          (1.29)
                               -------          -------         -------     -------  -------        -------
Total from investment
 operations                       0.37             0.96           (0.08)       0.36     1.59          (0.89)
                               -------          -------         -------     -------  -------        -------
LESS DIVIDENDS (FROM NET
 INVESTMENT INCOME)              (0.20)           (0.39)          (0.14)      (0.42)   (0.46)         (0.44)
                               -------          -------         -------     -------  -------        -------
NET ASSET VALUE, END OF
 PERIOD                        $ 10.26          $ 10.09         $  9.52     $  9.74  $  9.80        $  8.67
                               -------          -------         -------     -------  -------        -------
TOTAL RETURN (B)                  3.70%           10.26%          (0.83%)      3.83%   18.79%         (9.06%)
RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF
 PERIOD (THOUSANDS)            $19,243          $19,552         $20,127     $21,925  $21,231        $12,906
RATIOS TO AVERAGE NET
 ASSETS
 Expenses                         1.61%(a)         1.53%           1.51%(a)    1.52%    1.47%          1.16%(a)
 Expenses, excluding
  indirectly paid
  expenses                        1.60%(a)         1.52%           1.50%(a)    1.50%    1.44%            --
 Expenses, excluding
  waivers and
  reimbursements                  1.92%(a)         1.90%           2.06%(a)    2.00%    2.08%          2.49%(a)
 Net investment income            3.93%(a)         4.12%           4.31%(a)    4.20%    4.56%          4.70%(a)
PORTFOLIO TURNOVER RATE             36%              42%             12%        126%      74%            25%

(a) Annualized.
(b) Excluding applicable sales charges.
(c) Calculation based on average shares outstanding.
*   The Fund changed its fiscal year end from November 30 to March 31.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                            Missouri Tax Free Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                              Six Months                                     Year Ended       February 1, 1994
                                Ended                         Four Months   November 30,      (Commencement of
                          September 30, 1998   Year Ended        Ended      --------------  Class Operations) to
                             (Unaudited)     March 31, 1998 March 31, 1997*  1996    1995    November 30, 1994
----------------------------------------------------------------------------------------------------------------
CLASS C SHARES
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD            $10.08           $ 9.52         $ 9.73      $ 9.79  $ 8.66         $10.00
                                ------           ------         ------      ------  ------         ------
INCOME FROM INVESTMENT
 OPERATIONS
Net investment income             0.20 (c)         0.38           0.13        0.39    0.43           0.39
Net gains or losses on
 securities
 (both realized and
 unrealized)                      0.18             0.57          (0.20)      (0.03)   1.16          (1.29)
                                ------           ------         ------      ------  ------         ------
Total from investment
 operations                       0.38             0.95          (0.07)       0.36    1.59          (0.90)
                                ------           ------         ------      ------  ------         ------
LESS DIVIDENDS (FROM NET
 INVESTMENT INCOME)              (0.20)           (0.39)         (0.14)      (0.42)  (0.46)         (0.44)
                                ------           ------         ------      ------  ------         ------
NET ASSET VALUE, END OF
 PERIOD                          10.26           $10.08         $ 9.52      $ 9.73  $ 9.79         $ 8.66
                                ------           ------         ------      ------  ------         ------
TOTAL RETURN (B)                  3.80%           10.15%         (0.73%)      3.83%  18.78%         (9.25%)
RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF
 PERIOD (THOUSANDS)             $  793           $  990         $1,306      $1,387  $1,788         $1,045
RATIOS TO AVERAGE NET
 ASSETS
 Expenses                         1.61%(a)         1.52%          1.51%(a)    1.52%   1.46%          1.15%(a)
 Expenses, excluding
  indirectly paid
  expenses                        1.60%(a)         1.51%          1.50%(a)    1.50%   1.44%            --
 Expenses, excluding
  waivers and
  reimbursements                  1.93%(a)         1.90%          2.06%(a)    1.99%   2.07%          2.60%(a)
 Net investment income            3.95%(a)         4.10%          4.30%(a)    4.18%   4.56%          4.72%(a)
PORTFOLIO TURNOVER RATE             36%              42%            12%        126%     74%            25%

(a) Annualized.
(b) Excluding applicable sales charges.
(c) Calculation based on average shares outstanding.
*   The Fund changed its fiscal year end from November 30 to March 31.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                       New Jersey Tax Free Income Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)


                                        Six Months
                                           Ended                        Seven Months      Six Months          Year
                                    September 30, 1998   Year Ended        Ended            Ended
Ended
                                       (Unaudited)     March 31, 1998 March 31, 1997** August 31, 1996* February
29, 1996
-------------------------------------------------------------------------------------------------------------------------
 CLASS A SHARES
-------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF
  PERIOD                                 $ 11.11          $ 10.74         $ 10.75          $ 11.01           $
10.53
                                         -------          -------         -------          -------
-------
 INCOME FROM
  INVESTMENT
  OPERATIONS
 Net investment
  income                                    0.25             0.53            0.31             0.28
0.56
 Net gains or losses on securities
  (both realized and
  unrealized)                               0.31             0.46           (0.01)           (0.26)
0.48
                                         -------          -------         -------          -------
-------
 Total from
  investment
  operations                                0.56             0.99            0.30             0.02
1.04
                                         -------          -------         -------          -------
-------
 LESS DISTRIBUTIONS
 Dividends (from net
  investment income)                       (0.25)           (0.53)          (0.31)           (0.28)
(0.56)
 Distributions (from
  capital gains)                               0            (0.09)              0
0                 0
                                         -------          -------         -------          -------
-------
 Total distributions                       (0.25)           (0.62)          (0.31)           (0.28)
(0.56)
                                         -------          -------         -------          -------
-------
 NET ASSET VALUE,
  END OF PERIOD                          $ 11.42          $ 11.11         $ 10.74          $ 10.75           $
11.01
                                         -------          -------         -------          -------
-------
 TOTAL RETURN (B)                           5.15%            9.34%           2.83%            0.19%
10.08%
 RATIOS/SUPPLEMENTAL
  DATA
 NET ASSETS, END OF
  PERIOD (THOUSANDS)                     $33,259          $31,614         $31,434          $32,377
$41,762
 RATIOS TO AVERAGE
  NET ASSETS
 Expenses                                   0.50%(a)         0.50%           0.44%(a)         0.34%(a)
0.36%
 Expenses,
  excluding
  indirectly paid
  expenses                                  0.50%(a)         0.50%           0.44%(a)           --
--
 Expenses,
  excluding waivers
  and
  reimbursements                            0.90%(a)         1.01%           1.13%(a)         1.11%(a)
1.03%
 Net investment
  income                                    4.56%(a)         4.77%           5.02%(a)         5.08%(a)
5.15%
 PORTFOLIO TURNOVER
  RATE                                        23%              37%             15%
0%                4%


                                       Year Ended
                                      February 28,
                                    -----------------
                                     1995     1994
-----------------------------------------------------
 CLASS A SHARES
-----------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF
  PERIOD                            $ 10.99  $ 11.01
                                    -------- --------
 INCOME FROM
  INVESTMENT
  OPERATIONS
 Net investment
  income                               0.57     0.60
 Net gains or losses on securities
  (both realized and
  unrealized)                         (0.46)   (0.02)
                                    -------- --------
 Total from
  investment
  operations                           0.11     0.58
                                    -------- --------
 LESS DISTRIBUTIONS
 Dividends (from net
  investment income)                  (0.57)   (0.60)
 Distributions (from
  capital gains)                          0        0
                                    -------- --------
 Total distributions                  (0.57)   (0.60)
                                    -------- --------
 NET ASSET VALUE,
  END OF PERIOD                     $ 10.53  $ 10.99
                                    -------- --------
 TOTAL RETURN (B)                      1.41%    5.30%
 RATIOS/SUPPLEMENTAL
  DATA
 NET ASSETS, END OF
  PERIOD (THOUSANDS)                $34,852  $42,783
 RATIOS TO AVERAGE
  NET ASSETS
 Expenses                              0.25%    0.14%
 Expenses,
  excluding
  indirectly paid
  expenses                               --       --
 Expenses,
  excluding waivers
  and
  reimbursements                       1.04%    1.05%
 Net investment
  income                               5.52%    5.31%
 PORTFOLIO TURNOVER
  RATE                                    8%       2%

(a)   Annualized.
(b)   Excluding applicable sales charges.
*     The Fund changed its fiscal year end from February 28 to August 31.
**    The Fund changed its fiscal year end from August 31 to March 31.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                       New Jersey Tax Free Income Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                               Six Months                                                        January 30, 1996
                                 Ended                         Seven Months      Six Months      (Commencement of
                           September 30, 1998   Year Ended        Ended            Ended       Class Operations)
to
                              (Unaudited)     March 31, 1998 March 31, 1997** August 31, 1996*  February 29, 1996
-------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES
-------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF PERIOD           $ 11.11          $ 10.74          $10.75           $11.01             $11.08
                                -------          -------          ------           ------             ------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income             0.20             0.43            0.25             0.24               0.05
 Net gains or losses on
  securities
  (both realized and
  unrealized)                      0.31             0.46               0            (0.26)             (0.07)
                                -------          -------          ------           ------             ------
 Total from investment
  operations                       0.51             0.89            0.25            (0.02)             (0.02)
                                -------          -------          ------           ------             ------
 LESS DISTRIBUTIONS
 Dividends (from net
  investment income)              (0.20)           (0.43)          (0.26)           (0.24)             (0.05)
 Distributions (from
  capital gains)                      0            (0.09)              0                0                  0
                                -------          -------          ------           ------             ------
 Total distributions              (0.20)           (0.52)          (0.26)           (0.24)             (0.05)
                                -------          -------          ------           ------             ------
 NET ASSET VALUE, END OF
  PERIOD                        $ 11.42          $ 11.11          $10.74           $10.75             $11.01
                                -------          -------          ------           ------             ------
 TOTAL RETURN (B)                  4.68%            8.35%           2.29%           (0.20%)            (0.22%)
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS, END OF
  PERIOD (THOUSANDS)            $17,068          $13,645          $7,847           $2,709             $  186
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                          1.41%(a)         1.41%           1.36%(a)         1.28%(a)           0.31%(a)
 Expenses, excluding
  indirectly paid
  expenses                         1.41%(a)         1.41%           1.36%(a)           --                 --
 Expenses, excluding
  waivers and
  reimbursements                   1.64%(a)         1.76%           1.88%(a)         1.85%(a)           1.66%(a)
 Net investment income             3.62%(a)         3.85%           4.07%(a)         4.14%(a)           5.23%(a)
 PORTFOLIO TURNOVER RATE             23%              37%             15%               0%                 4%

(a)   Annualized.
(b)   Excluding applicable sales charges.
*     The Fund changed its fiscal year end from February 28 to August 31.
**    The Fund changed its fiscal year end from August 31 to March 31.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                       New Jersey Tax Free Income Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                               Six Months                                                        February 8, 1996
                                 Ended                         Seven Months      Six Months      (Commencement of
                           September 30, 1998   Year Ended        Ended            Ended       Class Operations)
to
                              (Unaudited)     March 31, 1998 March 31, 1997** August 31, 1996*  February 29, 1996
-------------------------------------------------------------------------------------------------------------------
 CLASS Y SHARES
-------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF PERIOD           $  11.11         $  10.74         $10.75           $11.01             $11.14
                                --------         --------         ------           ------             ------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income              0.26             0.54           0.32             0.28               0.03
 Net gains or losses on
  securities
  (both realized and
  unrealized)                       0.31             0.46          (0.01)           (0.26)             (0.13)
                                --------         --------         ------           ------             ------
 Total from investment
  operations                        0.57             1.00           0.31             0.02              (0.10)
                                --------         --------         ------           ------             ------
 LESS DISTRIBUTIONS
 Dividends (from net
  investment income)               (0.26)           (0.54)         (0.32)           (0.28)             (0.03)
 Distributions (from
  capital gains)                       0            (0.09)             0                0                  0
                                --------         --------         ------           ------             ------
 Total distributions               (0.26)           (0.63)         (0.32)           (0.28)             (0.03)
                                --------         --------         ------           ------             ------
 NET ASSET VALUE, END OF
  PERIOD                        $  11.42         $  11.11         $10.74           $10.75             $11.01
                                --------         --------         ------           ------             ------
 TOTAL RETURN                       5.20%            9.44%          2.88%            0.20%             (0.87%)
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS, END OF
  PERIOD (THOUSANDS)            $119,479         $105,331         $9,436           $9,076             $   18
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                           0.41%(a)         0.41%          0.36%(a)         0.31%(a)           0.31%(a)
 Expenses, excluding
  indirectly paid
  expenses                          0.41%(a)         0.41%          0.36%(a)           --                 --
 Expenses, excluding
  waivers and
  reimbursements                    0.65%(a)         0.76%          0.88%(a)         0.87%(a)           0.88%(a)
 Net investment income              4.65%(a)         4.79%          5.08%(a)         5.12%(a)           5.28%(a)
 PORTFOLIO TURNOVER RATE              23%              37%            15%               0%                 4%

(a)   Annualized.
*     The Fund changed its fiscal year end from February 28 to August 31.
**    The Fund changed its fiscal year end from August 31 to March 31.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                            New York Tax Free Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                               Six Months                                           February 4, 1994
                                 Ended             Year Ended March 31,             (Commencement of
                           September 30, 1998 ----------------------------------  Class Operations) to
                              (Unaudited)      1998     1997     1996     1995       March 31, 1994
------------------------------------------------------------------------------------------------------
 CLASS A SHARES
------------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF PERIOD           $ 10.12       $  9.64  $  9.67  $  9.44  $  9.32         $10.00
                                -------       -------  -------  -------  -------         ------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income             0.23          0.48     0.49     0.48     0.52           0.09
 Net gains or losses on
  securities
  (both realized and
  unrealized)                      0.24          0.52    (0.03)    0.24     0.12          (0.68)
                                -------       -------  -------  -------  -------         ------
 Total from investment
  operations                       0.47          1.00     0.46     0.72     0.64          (0.59)
                                -------       -------  -------  -------  -------         ------
 LESS DISTRIBUTIONS
 Dividends (from net
  investment income)              (0.23)        (0.46)   (0.49)   (0.49)   (0.52)         (0.09)
 Distributions (from
  capital gains)                      0         (0.06)       0        0        0              0
                                -------       -------  -------  -------  -------         ------
 Total distributions              (0.23)        (0.52)   (0.49)   (0.49)   (0.52)         (0.09)
                                -------       -------  -------  -------  -------         ------
 NET ASSET VALUE, END OF
  PERIOD                        $ 10.36       $ 10.12  $  9.64  $  9.67  $  9.44         $ 9.32
                                -------       -------  -------  -------  -------         ------
 TOTAL RETURN (B)                  4.71%        10.56%    4.87%    7.73%    7.08%         (5.91%)
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS, END OF
  PERIOD (THOUSANDS)            $ 3,622       $ 3,559  $ 3,693  $ 3,947  $ 3,323         $  680
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                          0.84%(a)      0.77%    0.76%    0.75%    0.50%          0.35%(a)
 Expenses, excluding
  indirectly paid
  expenses                         0.84%(a)      0.77%    0.75%    0.74%      --             --
 Expenses, excluding
  waivers and
  reimbursements                   1.22%(a)      1.01%    1.19%    1.31%    1.59%          4.44%(a)
 Net investment income             4.52%(a)      4.78%    5.00%    4.95%    5.48%          3.85%(a)
 PORTFOLIO TURNOVER RATE             40%           41%      62%      53%      77%            14%

                               Six Months                                           February 4, 1994
                                 Ended             Year Ended March 31,             (Commencement of
                           September 30, 1998 ----------------------------------  Class Operations) to
                              (Unaudited)      1998     1997     1996     1995       March 31, 1994
------------------------------------------------------------------------------------------------------
 CLASS B SHARES
------------------------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF PERIOD           $ 10.03       $  9.55  $  9.59  $  9.38  $  9.32         $10.00
                                -------       -------  -------  -------  -------         ------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income             0.19          0.40     0.41     0.41     0.47           0.08
 Net gains or losses on
  securities
  (both realized and
  unrealized)                      0.24          0.52    (0.03)    0.24     0.09          (0.67)
                                -------       -------  -------  -------  -------         ------
 Total from investment
  operations                       0.43          0.92     0.38     0.65     0.56          (0.59)
                                -------       -------  -------  -------  -------         ------
 LESS DISTRIBUTIONS
 Dividends (from net
  investment income)              (0.19)        (0.38)   (0.42)   (0.44)   (0.50)         (0.09)
 Distributions (from
  capital gains)                      0         (0.06)       0        0        0              0
                                -------       -------  -------  -------  -------         ------
 Total distributions              (0.19)        (0.44)   (0.42)   (0.44)   (0.50)         (0.09)
                                -------       -------  -------  -------  -------         ------
 NET ASSET VALUE, END OF
  PERIOD                        $ 10.27       $ 10.03  $  9.55  $  9.59  $  9.38         $ 9.32
                                -------       -------  -------  -------  -------         ------
 TOTAL RETURN (B)                  4.34%         9.80%    4.03%    7.02%    6.28%         (5.91%)
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS, END OF
  PERIOD (THOUSANDS)            $16,249       $17,245  $19,064  $17,151  $11,907         $2,276
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                          1.59%(a)      1.52%    1.51%    1.50%    1.25%          1.10%(a)
 Expenses, excluding
  indirectly paid
  expenses                         1.59%(a)      1.52%    1.50%    1.49%      --             --
 Expenses, excluding
  waivers and
  reimbursements                   1.97%(a)      1.76%    1.94%    2.05%    2.35%          5.60%(a)
 Net investment income             3.77%(a)      4.04%    4.25%    4.19%    4.78%          3.01%(a)
 PORTFOLIO TURNOVER RATE             40%           41%      62%      53%      77%            14%

(a) Annualized.
(b) Excluding applicable sales charges.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                            New York Tax Free Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                                     Six Months                                       February 4, 1994
                                       Ended           Year Ended March 31,           (Commencement of
                                 September 30, 1998 ------------------------------  Class Operations) to
                                    (Unaudited)      1998    1997    1996    1995      March 31, 1994
--------------------------------------------------------------------------------------------------------
 CLASS C SHARES
--------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF
  PERIOD                               $10.02       $ 9.55  $ 9.58  $ 9.37  $ 9.31         $10.00
                                       ------       ------  ------  ------  ------         ------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income                   0.19         0.39    0.40    0.41    0.48           0.07
 Net gains or losses on
  securities
  (both realized and unrealized)         0.25         0.52   (0.01)   0.24    0.07          (0.67)
                                       ------       ------  ------  ------  ------         ------
 Total from investment
  operations                             0.44         0.91    0.39    0.65    0.55          (0.60)
                                       ------       ------  ------  ------  ------         ------
 LESS DISTRIBUTIONS
 Dividends (from net investment
  income)                               (0.19)       (0.38)  (0.42)  (0.44)  (0.49)         (0.09)
 Distributions (from capital
  gains)                                    0        (0.06)      0       0       0              0
                                       ------       ------  ------  ------  ------         ------
 Total distributions                    (0.19)       (0.44)  (0.42)  (0.44)  (0.49)         (0.09)
                                       ------       ------  ------  ------  ------         ------
 NET ASSET VALUE, END OF PERIOD        $10.27       $10.02  $ 9.55  $ 9.58  $ 9.37         $ 9.31
                                       ------       ------  ------  ------  ------         ------
 TOTAL RETURN (B)                        4.44%        9.69%   4.14%   7.02%   6.18%         (6.02%)
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS, END OF PERIOD
  (THOUSANDS)                          $1,421       $1,465  $1,871  $2,296  $2,890         $  255
 RATIOS TO AVERAGE NET ASSETS
 Expenses                                1.60%(a)     1.52%   1.51%   1.50%   1.26%          1.10%(a)
 Expenses, excluding
  indirectly paid expenses               1.59%(a)     1.52%   1.50%   1.48%     --             --
 Expenses, excluding waivers
  and reimbursements                     1.97%(a)     1.77%   1.93%   2.07%   2.32%          5.13%(a)
 Net investment income                   3.78%(a)     4.05%   4.25%   4.24%   4.88%          3.71%(a)
 PORTFOLIO TURNOVER RATE                   40%          41%     62%     53%     77%            14%

(a) Annualized.
(b) Excluding applicable sales charges.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                          Pennsylvania Tax Free Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                               Six Months
                                 Ended                 Year Ended March 31,
                           September 30, 1998 -------------------------------------------
                              (Unaudited)      1998     1997     1996     1995     1994
-----------------------------------------------------------------------------------------
 CLASS A SHARES
-----------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF PERIOD           $ 11.70       $ 11.14  $ 11.15  $ 10.91  $ 11.01  $ 11.42
                                -------       -------  -------  -------  -------  -------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income             0.25          0.55     0.59     0.60     0.61     0.62
 Net gains or losses on
  securities
  (both realized and
  unrealized)                      0.27          0.55    (0.01)    0.23    (0.09)   (0.30)
                                -------       -------  -------  -------  -------  -------
 Total from investment
  operations                       0.52          1.10     0.58     0.83     0.52     0.32
                                -------       -------  -------  -------  -------  -------
 LESS DISTRIBUTIONS
 Distributions (from
  capital gains)                      0             0        0        0        0    (0.07)
                                -------       -------  -------  -------  -------  -------
 Dividends (from net
  investment income)              (0.26)        (0.54)   (0.59)   (0.59)   (0.62)   (0.66)
 Total distributions              (0.26)        (0.54)   (0.59)   (0.59)   (0.62)   (0.73)
                                -------       -------  -------  -------  -------  -------
 NET ASSET VALUE, END OF
  PERIOD                        $ 11.96       $ 11.70  $ 11.14  $ 11.15  $ 10.91  $ 11.01
                                -------       -------  -------  -------  -------  -------
 TOTAL RETURN (B)                  4.47%        10.02%    5.30%    7.66%    4.91%    2.58%
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS, END OF
  PERIOD (THOUSANDS)            $29,268       $24,119  $24,535  $28,710  $30,450  $30,560
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                          0.83%(a)      0.76%    0.76%    0.76%    0.75%    0.75%
 Expenses, excluding
  indirectly paid
  expenses                         0.83%(a)      0.76%    0.75%    0.75%      --       --
 Expenses, excluding
  waivers and
  reimbursements                   0.86%(a)      0.96%    0.99%    0.99%    1.05%    1.06%
 Net investment income             4.36%(a)      4.79%    5.26%    5.29%    5.65%    5.27%
 PORTFOLIO TURNOVER RATE             34%           54%      84%      55%      97%      37%

                               Six Months
                                 Ended                 Year Ended March 31,
                           September 30, 1998 -------------------------------------------
                              (Unaudited)      1998     1997     1996     1995     1994
-----------------------------------------------------------------------------------------
 CLASS B SHARES
-----------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF PERIOD           $ 11.55       $ 10.99  $ 11.00  $ 10.81  $ 10.98  $ 11.42
                                -------       -------  -------  -------  -------  -------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income             0.21          0.46     0.49     0.51     0.54     0.56
 Net gains or losses on
  securities
  (both realized and
  unrealized)                      0.27          0.54    (0.01)    0.22    (0.10)   (0.34)
                                -------       -------  -------  -------  -------  -------
 Total from investment
  operations                       0.48          1.00     0.48     0.73     0.44     0.22
                                -------       -------  -------  -------  -------  -------
 LESS DISTRIBUTIONS
 Dividends (from net
  investment income)              (0.21)        (0.44)   (0.49)   (0.54)   (0.61)   (0.59)
 Distributions (from
  capital gains)                      0             0        0        0        0    (0.07)
                                -------       -------  -------  -------  -------  -------
 Total distributions              (0.21)        (0.44)   (0.49)   (0.54)   (0.61)   (0.66)
                                -------       -------  -------  -------  -------  -------
 NET ASSET VALUE, END OF
  PERIOD                        $ 11.82       $ 11.55  $ 10.99  $ 11.00  $ 10.81  $ 10.98
                                -------       -------  -------  -------  -------  -------
 TOTAL RETURN (B)                  4.19%         9.27%    4.50%    6.84%    4.15%    1.70%
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS, END OF
  PERIOD (THOUSANDS)            $37,430       $37,036  $37,215  $37,719  $30,657  $21,958
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                          1.58%(a)      1.52%    1.51%    1.48%    1.50%    1.50%
 Expenses, excluding
  indirectly paid
  expenses                         1.58%(a)      1.51%    1.50%    1.47%      --       --
 Expenses, excluding
  waivers and
  reimbursements                   1.61%(a)      1.71%    1.74%    1.74%    1.80%    1.81%
 Net investment income             3.60%(a)      4.04%    4.50%    4.55%    4.89%    4.32%
 PORTFOLIO TURNOVER RATE             34%           54%      84%      55%      97%      37%

(a) Annualized.
(b) Excluding applicable sales charges.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                          Pennsylvania Tax Free Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                               Six Months
                                 Ended               Year Ended March 31,
                           September 30, 1998 --------------------------------------
                              (Unaudited)      1998    1997    1996    1995    1994
------------------------------------------------------------------------------------
 CLASS C SHARES
------------------------------------------------------------------------------------
 NET ASSET VALUE,
  BEGINNING OF PERIOD            $11.59       $11.02  $11.03  $10.83  $11.00  $11.42
                                 ------       ------  ------  ------  ------  ------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income             0.21         0.45    0.47    0.51    0.53    0.54
 Net gains or losses on
  securities
  (both realized and
  unrealized)                      0.26         0.57    0.01    0.23   (0.10)  (0.32)
                                 ------       ------  ------  ------  ------  ------
 Total from investment
  operations                       0.47         1.02    0.48    0.74    0.43    0.22
                                 ------       ------  ------  ------  ------  ------
 LESS DISTRIBUTIONS
 Distributions (from
  capital gains)                      0            0       0       0       0   (0.07)
                                 ------       ------  ------  ------  ------  ------
 Dividends (from net
  investment income)              (0.21)       (0.45)  (0.49)  (0.54)  (0.60)  (0.57)
 Total distributions              (0.21)       (0.45)  (0.49)  (0.54)  (0.60)  (0.64)
                                 ------       ------  ------  ------  ------  ------
 NET ASSET VALUE, END OF
  PERIOD                         $11.85       $11.59  $11.02  $11.03  $10.83  $11.00
                                 ------       ------  ------  ------  ------  ------
 TOTAL RETURN (B)                  4.10%        9.34%   4.49%   6.92%   4.05%   1.78%
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS, END OF
  PERIOD (THOUSANDS)             $6,448       $6,414  $6,830  $9,675  $9,559  $9,385
 RATIOS TO AVERAGE NET
  ASSETS
 Expenses                          1.58%(a)     1.52%   1.51%   1.48%   1.50%   1.50%
 Expenses, excluding
  indirectly paid
  expenses                         1.58%(a)     1.51%   1.50%   1.47%     --      --
 Expenses, excluding
  waivers and
  reimbursements                   1.61%(a)     1.71%   1.74%   1.74%   1.80%   1.90%
 Net investment income             3.60%(a)     4.05%   4.52%   4.57%   4.90%   4.33%
 PORTFOLIO TURNOVER RATE             34%          54%     84%     55%     97%     37%

                                            Six Months      November 24, 1997
                                              Ended          (Commencement of
                                        September 30, 1998 Class Operations) to
                                           (Unaudited)        March 31, 1998
-------------------------------------------------------------------------------
 CLASS Y SHARES
-------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD        $  11.70            $  11.60
                                             --------            --------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                           0.27                0.19
 Net gains or losses on securities
  (both realized and unrealized)                 0.26                0.10
                                             --------            --------
 Total from investment operations                0.53                0.29
                                             --------            --------
 LESS DIVIDENDS (FROM NET INVESTMENT
  INCOME)                                       (0.27)              (0.19)
                                             --------            --------
 NET ASSET VALUE, END OF PERIOD              $  11.96            $  11.70
                                             --------            --------
 TOTAL RETURN                                    4.60%               2.82%
 RATIOS/SUPPLEMENTAL DATA
 NET ASSETS, END OF PERIOD (THOUSANDS)       $175,594            $152,960
 RATIOS TO AVERAGE NET ASSETS
 Expenses                                        0.58%(a)            0.59%(a)
 Expenses, excluding indirectly paid
  expenses                                       0.58%(a)            0.58%(a)
 Expenses, excluding waivers and
  reimbursements                                 0.61%(a)            0.66%(a)
 Net investment income                           4.60%(a)            4.75%(a)
 PORTFOLIO TURNOVER RATE                           34%                 54%

(a) Annualized.
(b) Excluding applicable sales charges.

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                           California Tax Free Fund
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                              Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - 98.0%

            CALIFORNIA - 94.4%
 $  500,000 Abag, California,
             Finance Authority for Non-Profit Corporations,
             Rhoda Haas Goldman Plaza
            5.125%, 5/15/15.......................................   $  507,005
  1,000,000 Alameda, California,
             Multifamily Housing Authority Revenue,
             Series A
            5.35%, 2/20/31, (GNMA)................................    1,018,610
    500,000 Bakersfield, California,
             Certificates of Participation,
             Convention Center Expansion Project
            5.80%, 4/1/17, (MBIA).................................      550,100
            California State Health
             Facilities Finance Authority Revenue:
  1,000,000 Catholic Health Systems, Series A
            5.75%, 7/1/15, (AMBAC)................................    1,088,520
  1,000,000 Cedars Sinai Center, Series A
            5.125%, 8/1/17, (MBIA)................................    1,021,620
    500,000 Enloe Health Systems, Series A
            5.00%, 11/15/18, (FSA)................................      501,605
            California State Housing
             Finance Agency Revenue:
  1,000,000 Home Mortgage, Series A
            5.05%, 8/1/17, (AMBAC/FHA/VA).........................    1,006,880
    500,000 Home Mortgage, Series L
            6.40%, 8/1/27, (MBIA).................................      541,870
  1,000,000 Multifamily Housing, Series B
            6.05%, 8/1/16, (AMBAC/FHA)............................    1,075,710
  1,000,000 Single Family Mortgage,
            Series A-1, Class III
            5.70%, 8/1/11, (MBIA).................................    1,066,650
    500,000 California State Pollution Control
             Financing Authority, Solid Waste
             Disposal Revenue,
             Browning Ferris Industries Inc.,
             Series A
            5.80%, 12/1/16........................................      536,245
            California State Public Works Board, Lease Revenue:
            California State University Project:
  1,000,000 Series A
            5.35%, 12/1/15, (AMBAC)...............................    1,059,080
    350,000 Series B
            5.50%, 6/1/19.........................................      365,179
    350,000 Trustees of California State University, Series A
            5.25%, 10/1/16........................................      363,790
            California Statewide Communities Development Authority
             Revenue:
    700,000 Certificates of Participation,
            John Muir, Mt. Diablo Health Systems
            5.125%, 8/15/17, (MBIA)...............................      715,191
    500,000 United Air Lines Inc., Los Angeles
            5.625%, 10/1/34.......................................      516,990
    500,000 Elk Grove, California,
             Special Tax, Unified School District, Community
             Facilities, District No. 1
            6.50%, 12/1/24, (AMBAC)...............................      625,205
  1,000,000 Los Angeles County, California,
             Special Tax, Community Facilities District No. 3,
             Series A
            5.50%, 9/1/14, (FSA).................................    1,085,050
    500,000 Los Angeles, California,
             Community Redevelopment Agency, Tax Allocation,
             Bunker Hill, Series H
            6.50%, 12/1/16, (FSA)................................      562,710
  1,000,000 Los Angeles, California,
             Convention & Exhibition Center Authority, Lease
             Revenue, Series A
            6.00%, 8/15/10, (MBIA/IBC)...........................    1,166,510
    500,000 Orange County, California,
             Irvine Coast Assessment
             Improvement Board, Act 1915,
             District 88-1, Series A
            5.50%, 9/2/16........................................      505,575
    500,000 Paramount, California,
             Unified School District, Series A
            5.125%, 9/1/19, (FSA)................................      511,225
    750,000 Poway, California,
             Special Tax, Community Facilities District, Parkway
             Business Center,
             No. 88-1
            6.75%, 8/15/15.......................................      830,228
  1,000,000 Sacramento County, California,
             Airport System Revenue, Series A
            6.00%, 7/1/11, (MBIA)................................    1,138,910
            San Francisco, California,
             State Building Authority, Lease Revenue, San
             Francisco Civic Center Complex, Series A:
  1,300,000 5.25%, 12/1/16, (AMBAC)..............................    1,355,510
    500,000 6.00%, 12/1/09, (AMBAC)..............................      581,760
  1,100,000 San Jose, California,
             Redevelopment Tax Allocation Agency, Merged Area
             Redevelopment Project
            6.00%, 8/1/15, (MBIA)................................    1,281,786
    100,000 San Mateo, California,
             Foster City School District,
             Capital Appreciation, Series C
             (Eff. Yield 5.60%) (b)
            0.00%, 9/1/03, (FGIC)................................       83,094
    300,000 Santa Ana, California,
             Financing Authority, Lease Revenue, Police
             Administration & Holding Facility, Series A
            6.25%, 7/1/15, (MBIA)................................      358,119
  1,000,000 South Orange County, California,
             Special Tax Revenue,
             Public Finance Authority,
             Senior Lien, Series A
            7.00%, 9/1/09, (MBIA)................................    1,245,660
            Southern California Public Power Authority:
  1,000,000 Mead Adelanto Project Revenue,
            Series A
            5.00%, 7/1/17, (AMBAC)...............................    1,011,480

--------------------------------------------------------------------------------
                                   EVERGREEN
                           California Tax Free Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                              Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED

            CALIFORNIA - CONTINUED
            Southern California Public Power Authority -
              continued:
 $1,000,000 Transmission Project Revenue,
            Southern Transmission
            (Eff. Yield 7.30%)(b)
            0.00%, 7/1/14, (FGIC)................................   $   480,840
    500,000 Watsonville, California, Solid Waste Revenue
             5.50%, 5/15/16, (MBIA)..............................       533,990
                                                                    -----------
                                                                     25,292,697
                                                                    -----------
            PUERTO RICO - 3.6%
  2,000,000 Commonwealth of Puerto Rico,
             General Obligation, Capital Appreciation,
             (Eff. Yield 4.85%)(b)
            0.00%, 7/1/14, (MBIA/IBC)............................       961,680
                                                                    -----------
            Total Municipal Obligations
             (cost $24,442,991)..................................    26,254,377
                                                                    -----------
 SHORT-TERM MUNICIPAL SECURITIES  - 1.0% (COST $255,000)
           CALIFORNIA - 1.0%
  255,000  Irvine Ranch, California,
            Water District Revenue,
            Consolidated Bonds
            (LOC: Landesbank Hessen)
           3.80%, 10/1/10 (a).....................................       255,000
                                                                     -----------
           TOTAL INVESTMENTS -
            (COST $24,697,991).............................    99.0%  26,509,377
           OTHER ASSETS AND
            LIABILITIES - NET..............................     1.0      270,540
                                                              -----  -----------
           NET ASSETS - ...................................   100.0% $26,779,917
                                                              =====  ===========


(a) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(b) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.

SUMMARY OF ABBREVIATIONS:
AMBAC Insured by American Municipal Bond Assurance Corporation FGIC Insured by Federal Guaranty Insurance Company
FHA   Insured by Federal Housing Administration
FSA   Insured by Financial Security Assurance Corporation
GNMA  Insured by Government National Mortgage Association
IBC   Insured Bond Certification
LOC   Letter of Credit
MBIA  Insured by Municipal Bond Investors Assurance Corporation
VA    Guaranteed by Veteran's Authority



                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Connecticut Minicipal Bond Fund
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - 95.8%

            CONNECTICUT - 70.4%
 $1,000,000 Bridgeport, Connecticut,
             General Obligation,
             Bond Anticipation Notes
             4.25%, 3/18/99......................................  $ 1,003,190
            Bristol, Connecticut,
             General Obligation:
    130,000 5.00%, 6/15/05.......................................      138,995
    355,000 5.25%, 6/15/08.......................................      390,990
    275,000 Cheshire, Connecticut,
             General Obligation,
            5.75%, 8/15/09.......................................      303,556
  1,450,000 Connecticut State, Clean Water
             Fund Revenue,
            6.00%, 3/1/08........................................    1,675,692
            Connecticut State, Development
             Authority Revenue:
            Church Homes, Inc. Project:
    710,000 4.80%, 4/1/01........................................      723,064
    425,000 4.90%, 4/1/02........................................      436,126
  1,000,000 5.80%, 4/1/21........................................    1,042,330
    890,000 Special Revenue,
            State General Fund, Series A
            5.50%, 5/1/08, (FGIC)................................      987,713
  1,000,000 Water Facilities Revenue,
            Bridgeport Hydraulic Co.
            6.15%, 4/1/35........................................    1,103,750
            Connecticut State, Health & Educational Facilities
             Revenue:
    225,000 Choate Rosemary Hall, Series A
            6.50%, 7/1/09........................................      257,171
    300,000 Connecticut College, Issue B
            5.875%, 7/1/99.......................................      305,724
    500,000 Greenwich Hospital Assn., Series A
            5.40%, 7/1/09........................................      548,730
  1,000,000 Hospital for Special Care, Series B
            5.125%, 7/1/07.......................................    1,053,610
  1,000,000 Hospital of St. Raphael, Series H
            5.00%, 7/1/06, (AMBAC)...............................    1,070,160
  1,000,000 Kent School Corp., Series B
            5.50%, 7/1/15........................................    1,066,810
    625,000 Lawrence & Memorial Hospital,
            Series D
            4.875%, 7/1/07, (MBIA)...............................      655,912
    190,000 Mansfield Nursing Center, Series C
            4.40%, 11/1/98.......................................      190,154
    250,000 New Britain General Hospital,
            Series B
            5.875%, 7/1/08, (AMBAC)..............................      277,157
            Newington Childrens'
            Hospital, Series A:
  1,000,000 5.90%, 7/1/08, (MBIA)................................    1,109,900
    250,000 6.05%, 7/1/10, (MBIA)................................      276,658
  1,345,000 St. Mary's Hospital Corp., Series E
            6.00%, 7/1/08........................................    1,517,469
  1,000,000 Stamford Hospital, Series F
            5.25%, 7/1/11........................................    1,058,610
  1,500,000 Suffield Academy, Series A
            5.40%, 7/1/27........................................    1,576,080
            Connecticut State, Health & Educational Facilities
             Revenue - continued
    100,000 Trinity College, Series F
            5.00%, 7/1/15, (MBIA).................................     103,226
            Veterans Memorial Medical
            Center, Series A:
  1,000,000 5.375%, 7/1/14........................................   1,056,250
  2,000,000 5.50%, 7/1/26.........................................   2,104,680
  1,500,000 Westminster School, Series A
            5.50%, 7/1/16.........................................   1,606,755
  1,000,000 Yale New Haven Hospital
            5.625%, 7/1/16........................................   1,074,050
    325,000 Connecticut State, Higher Education Loan Authority
             Revenue, Series A
            7.00%, 11/15/00.......................................     332,696
            Connecticut State, Housing Finance Authority Revenue,
             Housing Mortgage Finance Project:
             Series A:
    860,000 7.20%, 11/15/98.......................................     862,382
    985,000 7.40%, 11/15/99.......................................   1,003,311
    100,000 Series C-1
            5.75%, 5/15/05........................................     106,380
    290,000 Connecticut State, Regional School
             District #14, General Obligation,
            5.70%, 12/15/98.......................................     291,433
            Connecticut State, Special Tax Obligation:
            Transportation Infrastructure, Series A:
  3,000,000 5.50%, 10/1/12, (FGIC)................................   3,348,930
  1,000,000 6.00%, 6/1/06, (FGIC).................................   1,137,280
    500,000 7.125%, 6/1/07........................................     548,785
  1,000,000 Transportation Infrastructure, Series C
            6.00%, 10/1/09........................................   1,160,170
            Connecticut State, General Obligation:
            Series A:
  1,000,000 6.00%, 3/1/06.........................................   1,134,130
  3,000,000 6.25%, 5/15/06........................................   3,456,720
            Series B:
  1,000,000 5.30%, 9/15/07........................................   1,099,420
    500,000 6.00%, 11/15/02.......................................     544,195
            Series C:
    400,000 5.70%, 11/15/09.......................................     410,716
    200,000 5.875%, 8/15/09.......................................     222,926
  1,000,000 Fairfield, Connecticut,
             General Obligation,
            4.70%, 1/1/11.........................................   1,037,500
    525,000 Guilford, Connecticut,
             General Obligation,
            5.00%, 11/15/07.......................................     555,739
            Hamden, Connecticut,
             General Obligation:
  1,000,000 5.375%, 8/15/10, (MBIA)...............................   1,087,360
  1,275,000 5.40%, 8/15/11, (MBIA)................................   1,384,382

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Connecticut Minicipal Bond Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                              Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED

            CONNECTICUT - CONTINUED
            Middletown, Connecticut,
             General Obligation:
 $  445,000 5.60%, 4/15/00........................................   $  458,897
  1,000,000 6.00%, 4/15/07........................................    1,147,380
    500,000 Milford, Connecticut,
             General Obligation,
            5.20%, 1/15/13........................................      541,515
            Montville, Connecticut,
             General Obligation:
    250,000 5.15%, 12/1/07........................................      273,480
    300,000 5.25%, 12/1/08........................................      331,326
    250,000 Naugatuck, Connecticut,
             General Obligation,
            5.40%, 3/15/08........................................      271,033
    500,000 New Haven, Connecticut,
             General Obligation,
            6.50%, 8/1/00, (FSA)..................................      525,125
  1,100,000 Newtown, Connecticut,
             General Obligation,
            5.125%, 6/15/15, (MBIA)...............................    1,142,020
    100,000 Pomfret, Connecticut,
             General Obligation,
            6.50%, 8/1/99.........................................      102,573
    385,000 Putnam, Connecticut,
             General Obligation,
            5.60%, 11/15/00, (MBIA)...............................      401,105
    185,000 Stamford, Connecticut,
             General Obligation,
            6.25%, 1/15/00........................................      191,490
            Wallingford, Connecticut,
             General Obligation, Lot B:
    170,000 5.50%, 6/15/08........................................      187,682
    170,000 5.60%, 6/15/09........................................      187,930
    250,000 Woodstock, Connecticut,
             General Obligation,
            6.00%, 2/15/10, (FGIC)................................      276,712
                                                                     ----------
                                                                     50,477,235
                                                                     ----------
            GUAM - 0.4%
    250,000 Guam Power Authority
             Revenue, Series A
            5.90%, 10/1/08, (AMBAC)...............................      279,353
                                                                     ----------
            PUERTO RICO - 23.6%
            Commonwealth of Puerto Rico, Aqueduct & Sewer
             Authority Revenue:
  1,000,000 5.20%, 7/1/08, (MBIA).................................    1,094,370
  1,000,000 6.25%, 7/1/12, (MBIA).................................    1,196,170
  1,000,000 Commonwealth of Puerto Rico,
             Electric Power Authority Revenue, Series DD
            5.00%, 7/1/28.........................................      999,920
            Commonwealth of Puerto Rico,
             Highway & Transportation Authority:
  1,000,000 Series W
            5.50%, 7/1/13, (FSA)..................................    1,120,690
  2,000,000 Series Z
            6.00%, 7/1/18, (FSA)..................................    2,349,140
     15,000 Commonwealth of Puerto Rico,
             Housing Finance Authority Revenue, Single Family
             Housing Revenue
            5.80%, 10/15/00.......................................       15,408
  1,000,000 Commonwealth of Puerto Rico,
             Municipal Finance Agency
            5.00%, 7/1/99.........................................    1,011,810
  1,800,000 Commonwealth of Puerto Rico,
             Public Buildings Authority
             Revenue, Series L
            5.50%, 7/1/21.........................................    1,981,080
  1,000,000 Commonwealth of Puerto Rico,
             Public Buildings Authority
             Revenue, Public Education &
             Health Facilities, Series M
            5.70%, 7/1/09, (AMBAC)................................    1,137,000
  2,000,000 Commonwealth of Puerto Rico,
             Public Finance Corp.,
             Commonwealth Appropriation,
             Series A
            5.375%, 6/1/19, (AMBAC)...............................    2,191,100
            Commonwealth of Puerto Rico,
             General Obligation:
  1,000,000 5.375%, 7/1/25........................................    1,037,730
  1,250,000 5.40%, 7/1/25.........................................    1,303,813
    205,000 5.50%, 7/1/08, (MBIA).................................      229,442
  1,000,000 6.50%, 7/1/14, (MBIA).................................    1,229,000
                                                                     ----------
                                                                     16,896,673
                                                                     ----------
            U.S. VIRGIN ISLANDS - 1.4%
  1,000,000 Virgin Islands, Public Finance Authority Revenue,
            7.00%, 10/1/99........................................    1,035,750
                                                                     ----------
            Total Municipal Obligations
             (cost $65,186,791)...................................   68,689,011
                                                                     ----------

--------------------------------------------------------------------------------
                                   EVERGREEN
                        Connecticut Municipal Bond Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Shares                                                              Value
--------------------------------------------------------------------------------
 MUTUAL FUND SHARES - 3.0%
 1,232,185 Federated Connecticut
            Municipal Cash Trust................................   $ 1,232,185
   921,645 Federated Tax Free Obligations Fund..................       921,645
                                                                   -----------
           Total Mutual Fund Shares
            (cost $2,153,830)...................................     2,153,830
                                                                   -----------
           TOTAL INVESTMENTS -
            (COST $67,340,621)...........................    98.8%  70,842,841
           OTHER ASSETS AND
            LIABILITIES - NET............................     1.2      830,073
                                                            -----  -----------
           NET ASSETS - .................................   100.0% $71,672,914
                                                            =====  ===========

SUMMARY OF ABBREVIATIONS:
AMBAC Insured by American Municipal Bond Assurance Corporation
FGIC  Insured by Federal Guaranty Insurance Company
FSA   Insured by Financial Security Assurance, Incorporated
MBIA  Insured by Municipal Bond Investors Assurance Corporation

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Massachusetts Tax Free Fund
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                         September 30, 1998 (Unaudited)

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
 Principal
 Amount                                                               Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - 99.6%

            MASSACHUSETTS - 91.6%
 $  305,000 Gloucester, Massachusetts,
             General Obligation
             5.25%, 7/15/15, (MBIA).................................  $  318,511
    250,000 Lowell, Massachusetts,
             General Obligation, School Improvements
             5.50%, 12/15/15, (AMBAC)...............................     266,348
    500,000 Massachusetts State College,
             Building Authority Project, Series A
             7.50%, 5/1/08..........................................     634,195
    260,000 Massachusetts State Education
             Loan Authority, Issue E, Series B
             6.00%, 1/1/12, (AMBAC).................................     274,630
            Massachusetts State Health & Education Facilities
             Authority Revenue:
    300,000 Boston College Issue, Series L
            5.00%, 6/1/26...........................................     300,342
    250,000 Cape Cod Healthcare, Series B
            5.45%, 11/15/23.........................................     253,440
    295,000 Caregroup Issue, Series A
            5.00%, 7/1/18...........................................     296,434
    200,000 Jordan Hospital, Series D
            5.25%, 10/1/23..........................................     197,826
    100,000 Milford Whitinsville Regional, Series C
            5.25%, 7/15/18..........................................     100,035
    300,000 Partners Healthcare Systems, Series A
            5.375%, 7/1/24..........................................     309,870
    300,000 Massachusetts State Housing
             Finance Agency Revenue,
             Single Family Housing, Series 52
             6.00%, 6/1/14, (MBIA)..................................     321,981
            Massachusetts State Industrial Finance Agency Revenue:
  1,100,000 Avon Associates LLC, Series A
            5.375%, 4/1/20, (MBIA)..................................   1,121,846
    300,000 Belmont Hill School
            5.625%, 9/1/20..........................................     315,234
    250,000 Ogden Haverhill Project, Series A
            5.60%, 12/1/19..........................................     251,747
    250,000 Wentworth Institute Technology
            5.55%, 10/1/13..........................................     262,435
    400,000 Massachusetts State Municipal
             Wholesale Electric Company,
             Power Supply Systems Revenue,
             Series A, INFLOs
             7.02%, 7/1/18..........................................     435,656
    400,000 Massachusetts State Port Authority Revenue, Special
             Facilities, Boston Fuel Project
             5.30%, 7/1/08..........................................     428,064
            Massachusetts State Water Pollution, Abatement Trust:
    400,000 New Bedford Loan Program, Series A
            5.70%, 2/1/12.........................................      435,944
    125,000 South Essex, Sewer District Revenue, Series A
            6.375%, 2/1/15........................................      138,041
    250,000 Massachusetts State, General Obligation, Series A
             5.25%, 2/1/08........................................      264,843
    500,000 Methuen, Massachusetts,
             General Obligation
             5.625%, 11/15/15, (FSA)..............................      539,575
    250,000 North Andover, Massachusetts,
             General Obligation
             5.00%, 8/15/18.......................................      251,453
    400,000 North Attleborough, Massachusetts, General Obligation
             5.25%, 3/1/14........................................      420,196
    400,000 Springfield, Massachusetts,
             Municipal Purpose Loan
             5.00%, 9/1/12........................................      414,824
    300,000 Worcester, Massachusetts,
             Municipal Purpose Loan, Series A
             5.25%, 8/1/12, (AMBAC)...............................      316,014
                                                                     ----------
                                                                      8,869,484
                                                                     ----------
            PUERTO RICO - 8.0%
            Commonwealth of Puerto Rico:
  1,000,000 Capital Appreciation
            (Eff. Yield 4.85%)(b)
            0.00%, 7/1/14, (MBIA).................................      480,840
    170,000 Highway & Transportation Authority
            5.50%, 7/1/15.........................................      184,793
    100,000 Public Improvement
            5.50%, 7/1/11.........................................      108,874
                                                                     ----------
                                                                        774,507
                                                                     ----------
            Total Municipal Obligations
             (cost $9,168,389)....................................    9,643,991
                                                                     ----------
 SHORT-TERM MUNICIPAL SECURITIES - 1.0% (COST $95,000)
            MASSACHUSETTS - 1.0%
     95,000 Massachusetts State Health & Education Facilities
             Authority Revenue, Capital Assets Program, Series D
             3.90%, 1/1/35 (a)....................................       95,000
                                                                     ----------

            TOTAL INVESTMENTS -
             (COST $9,263,389)..............................   100.6%  9,738,991
            OTHER ASSETS AND
             LIABILITIES - NET..............................    (0.6)   (54,820)
                                                               -----  ----------
            NET ASSETS - ...................................   100.0% $9,684,171
                                                               =====  ==========

(a) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(b) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.

SUMMARY OF ABBREVIATIONS:
AMBAC  Insured by American Municipal Bond Assurance Corporation
FSA    Insured by Financial Security Assurance, Incorporated
INFLOs Inverse Floating Rate Securities
MBIA   Insured by Municipal Bond Investors Assurance Corporation


                  See Combined Notes to Financial Statements
36

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Missouri Tax Free Fund
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Principal
 Amount                                                               Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - 100.4%

           MISSOURI - 88.1%
 $ 750,000 Bridge, Missouri,
            Industrial Development Authority,
            Senior Housing Revenue, The Sarah Community Project
           5.80%, 5/1/18..........................................   $  748,673
 1,105,000 Butler County, Missouri,
            Public Facilities Authority, Leasehold Revenue, Butler
            County Jail Project
           6.50%, 12/1/14, (FGIC).................................    1,231,898
 1,000,000 Clay County, Missouri,
            Public Building Authority,
            Leasehold Revenue
           7.00%, 5/15/14, (FGIC).................................    1,160,280
   500,000 Missouri State,
            Certificates of Participation, Rehabilitation Center
            Project, Series A
           6.00%, 11/1/15.........................................      545,620
           Missouri State Environmental Improvement & Energy
            Resource Authority, Water Pollution Control,
            State Revolving Fund:
 1,000,000 Series A
           5.75%, 1/1/16..........................................    1,078,560
   600,000 Series B
           7.20%, 7/1/16..........................................      699,264
           Missouri State Health & Educational Facilities
            Authority Revenue:
   825,000 Barnes Jewish, Inc., Series A
           5.15%, 5/15/10, (AMBAC/TCRS)...........................      884,375
 1,000,000 Bethesda Health Group Inc. Project,
           Series A
           7.50%, 8/15/12.........................................    1,096,200
           BJC Health Systems:
           Series A
   500,000 6.50%, 5/15/20.........................................      494,010
   500,000 5.00%, 5/15/28.........................................      574,340
   500,000 Children's Mercy Hospital
           5.25%, 5/15/18.........................................      507,170
   250,000 Jefferson Memorial Hospital
           Obligation Group
           6.80%, 5/15/25.........................................      275,663
   300,000 Lake of Ozarks General Hospital
           6.50%, 2/15/21.........................................      331,203
   750,000 Maryville University of St. Louis Project
           5.75%, 6/15/17.........................................      786,112
 1,000,000 Missouri State Higher Education,
            Loan Authority, Student Loan Revenue, Series F
           6.75%, 2/15/09.........................................    1,073,390
           Missouri State Housing Development Commission, Mortgage
            Revenue,
            Single Family:
   235,000 Series A
           7.125%, 12/1/14, (GNMA)................................      262,046
           Series B:
   455,000 6.25%, 9/1/15, (GNMA/FNMA).............................      490,458
   900,000 6.45%, 9/1/27, (GNMA/FNMA).............................      974,520
 1,000,000 Series B-2
           5.50%, 3/1/25, (GNMA/FNMA).............................    1,020,680
   500,000 Series D-2
           6.50%, 9/1/29, (GNMA/FNMA).............................      549,905
           Sikeston, Missouri, Electric Revenue:
 1,000,000 5.00%, 6/1/22, (MBIA)..................................    1,007,080
   800,000 6.00%, 6/1/13, (MBIA)..................................      922,968
   500,000 6.00%, 6/1/15, (MBIA)..................................      578,895
   400,000 Southeast, Missouri,
            State University Systems Facilities
           5.00%, 4/1/28..........................................      400,996
   350,000 St. Louis, Missouri,
            Airport Revenue, Lambert St. Louis
            International Airport, Series B
           5.25%, 7/1/27..........................................      356,738
   495,000 St. Louis, Missouri,
            Industrial Development Authority,
            Health Facilities Revenue,
            Mother of Perpetual Help
           6.40%, 8/1/35, (GNMA)..................................      552,732
   700,000 St. Louis, Missouri,
            Land Clearance Redevelopment Authority Revenue, Kiel
            Site Lease, Series B
           5.125%, 7/1/13, (MBIA).................................      725,130
   950,000 St. Louis, Missouri,
            Municipal Finance Corp., Leasehold Revenue
            Improvement,
            City Justice Center,
            Series A
           5.75%, 2/15/11, (AMBAC)................................    1,046,244
   500,000 St. Louis, Missouri,
            Public Library Building Corp.
           4.50%, 9/15/09.........................................      505,240
   300,000 Wentzville, Missouri,
            School District, Series A
           5.60%, 3/1/11, (FSA)...................................      324,915
 1,000,000 West Plains, Missouri,
            Industrial Development Authority, Hospital Revenue,
            Ozarks Medical Center
           5.65%, 11/15/22........................................    1,022,730
                                                                     ----------
                                                                     22,228,035
                                                                     ----------

--------------------------------------------------------------------------------
                                   EVERGREEN
                            Missouri Tax Free Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Principal
 Amount                                                              Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED

            PUERTO RICO - 12.3%
 $1,000,000 Commonwealth of Puerto Rico,
             Aqueduct & Sewer Authority Revenue
            6.25%, 7/1/12........................................   $ 1,174,290
  1,600,000 Commonwealth of Puerto Rico,
             Capital Appreciation, General Obligation (Eff. Yield
             4.85%)(b)
            0.00%, 7/1/14, (MBIA/IBC)............................       769,344
  1,000,000 Commonwealth of Puerto Rico,
             Highway & Transportation
             Authority Revenue,
             Series Y
            6.25%, 7/1/14........................................     1,168,480
                                                                    -----------
                                                                      3,112,114
                                                                    -----------
            Total Municipal Obligations
             (cost $23,558,524)..................................    25,340,149
 SHORT-TERM MUNICIPAL SECURITIES - 0.7%
           MISSOURI - 0.7%
           Kansas City, Missouri,
            Industrial Development Hospital Revenue, Insured
            Research Health Services Systems:
  165,000  4.10%, 4/15/15, (MBIA)(a).............................       165,000
   20,000  4.10%, 12/1/19, (MBIA)(a).............................        20,000
                                                                    -----------
                                                                        185,000
                                                                    -----------
           Total Short-Term Municipal Securities
            (cost $185,000)......................................       185,000
                                                                    -----------

      (COST $23,743,524)..................................   101.1%  25,525,149
     OTHER ASSETS AND
      LIABILITIES - NET...................................    (1.1)    (275,854)
                                                             -----  -----------
     NET ASSETS - ........................................   100.0% $25,249,295
                                                             =====  ===========


(a) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(b) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.

SUMMARY OF ABBREVIATIONS:
AMBAC Insured by American Municipal Bond Assurance Corporation FGIC Insured by Federal Guaranty Insurance Company
FNMA  Insured by Federal National Mortgage Association
FSA   Insured by Financial Security Assurance Corporation
GNMA  Insured by Government National Mortgage Association
IBC   Insured Bond Certification
MBIA Insured by Municipal Bond Investors Assurance Corporation TCRS Trust Credit Receipts


                  See Combined Notes to Financial Statements.
38

--------------------------------------------------------------------------------
                                   EVERGREEN
                        New Jersey Tax Free Income Fund
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Principal
 Amount                                                             Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - 98.5%

            DELAWARE - 2.5%
            Delaware State, River & Bay
            Authority Revenue:
 $2,000,000 4.80%, 1/1/07.......................................   $  2,090,780
  1,000,000 5.00%, 1/1/17, (MBIA)...............................      1,012,670
  1,000,000 5.40%, 1/1/16, (FGIC)...............................      1,062,600
                                                                   ------------
                                                                      4,166,050
                                                                   ------------
            NEW JERSEY - 70.9%
  2,000,000 Atlantic City, New Jersey,
             Board of Education
             5.875%, 12/1/11....................................      2,305,360
    150,000 Bayonne, New Jersey,
             General Obligation
             5.90%, 5/1/08......................................        164,329
  1,000,000 Bergen County, New Jersey,
             General Obligation
             5.25%, 10/1/10.....................................      1,079,350
            Bergen County, New Jersey,
             Utilities Authority, Water Pollution Control
             Revenue:
  1,000,000 Series A
            5.50%, 12/15/06, (FGIC).............................      1,106,220
    500,000 Series B
            5.625%, 12/15/04, (FGIC)............................        548,855
    400,000 Bridgewater Township, New Jersey,
             General Obligation
             6.40%, 7/15/01.....................................        428,688
    500,000 Brigantine, New Jersey,
             General Obligation
             6.35%, 8/1/04, (MBIA)..............................        546,935
            Burlington County, New Jersey,
             Bridge Commission Systems Revenue:
  1,000,000 5.20%, 10/1/06......................................      1,063,060
    500,000 5.30%, 10/1/13......................................        523,780
     80,000 Burlington County, New Jersey,
             General Obligation
             5.20%, 10/1/05.....................................         84,444
  1,270,000 Camden County, New Jersey,
             Improvement Authority, Lease Revenue, Series A
             5.00%, 12/1/08.....................................      1,355,484
    500,000 Camden County, New Jersey,
             Lease Authority Revenue
             5.625%, 10/1/15, (MBIA)............................        539,850
  1,500,000 Camden County, New Jersey,
             Municipal Utilities Authority
             5.50%, 7/15/08.....................................      1,664,025
    500,000 Camden County, New Jersey,
             Property & Equipment Program
             5.60%, 12/1/04.....................................        539,090
    500,000 Cape May County, New Jersey,
             Improvement Authority
             5.85%, 4/15/02.....................................        534,685
    500,000 Cape May County, New Jersey,
             Municipal Utilities Authority,
             Sewer Revenue, Series A
             5.75%, 1/1/16, (MBIA)..............................        532,385
 MUNICIPAL OBLIGATIONS - CONTINUED
             NEW JERSEY - CONTINUED
             Cherry Hill Township, New Jersey,
              General Obligation:
      50,000 5.90%, 6/1/05........................................        54,289
     500,000 6.00%, 6/1/06........................................       543,685
     325,000 Essex County, New Jersey,
              General Obligation, Lease Revenue
              6.65%, 12/1/00, (AMBAC).............................       345,117
             Essex County, New Jersey,
              Improvement Authority Revenue:
   2,705,000 6.00%, 7/1/18........................................     3,049,374
     500,000 Series A
             5.80%, 11/1/07.......................................       561,900
             Essex County, New Jersey,
              Utilities Authority, Solid Waste:
             Series A:
     250,000 5.50%, 4/1/11, (FSA).................................       273,035
     250,000 5.60%, 4/1/16, (FSA).................................       270,528
      50,000 Flemington Raritan, New Jersey,
              School District, General Obligation
              5.70%, 5/1/06.......................................        55,283
     500,000 Franklin Township, Somerset County, New Jersey,
              School District,
              General Obligation
              6.20%, 4/1/05.......................................       567,335
     500,000 Gloucester County, New Jersey,
              General Obligation
              6.25%, 2/1/08, (MBIA)...............................       547,990
   1,600,000 Gloucester County, New Jersey,
              Solid Waste Revenue, Series A
              6.20%, 9/1/07.......................................     1,730,496
             Gloucester County, New Jersey,
              Utilities Authority, Sewer Revenue:
   1,300,000 5.45%, 1/1/24, (MBIA)................................     1,359,618
     500,000 6.50%, 1/1/21........................................       535,235
             Gloucester Township, New Jersey,
              General Obligation:
     500,000 5.45%, 7/15/07, (AMBAC)..............................       552,870
     500,000 6.375%, 9/15/04, (AMBAC).............................       546,315
   1,000,000 Gloucester Township, New Jersey,
              Municipal Utilities Authority
              5.55%, 3/1/09, (AMBAC)..............................     1,113,840
   1,000,000 Hamilton Township,
              Atlantic County, New Jersey,
              School District, General Obligation
              5.875%, 12/15/06, (FGIC)............................     1,093,350
     500,000 Hunterdon County, New Jersey,
              General Obligation
              5.50%, 12/1/02......................................       536,050
   1,500,000 Jersey City, New Jersey,
              School District, General Obligation
              5.50%, 3/15/16, (MBIA)..............................     1,613,625
     225,000 Kearny, New Jersey,
              General Obligation
              6.30%, 2/1/02.......................................       243,027
     400,000 Lakewood Township, New Jersey,
              School District, General Obligation
              6.25%, 2/15/12, (AMBAC).............................       481,412

--------------------------------------------------------------------------------
                                   EVERGREEN
                        New Jersey Tax Free Income Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Principal
 Amount                                                            Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED

            NEW JERSEY - CONTINUED
 $   80,000 Manalapan Township, New Jersey,
             Fire District No. 1
             5.30%, 12/15/99....................................  $     81,770
     40,000 Marlboro Township, New Jersey,
             Board of Education
             5.50%, 7/15/09.....................................        43,190
    500,000 Mercer County, New Jersey,
             School District, General Obligation, Series A
             5.40%, 12/15/03....................................       538,185
            Middlesex County, New Jersey,
             Utilities Authority, Sewer Revenue:
  1,150,000 Series A
            5.375%, 9/15/15, (FGIC).............................     1,220,874
     70,000 5.125%, 12/1/16.....................................        72,700
            Monmouth County, New Jersey, Improvement Authority,
             General Obligation:
    200,000 6.40%, 8/1/09.......................................       218,328
    800,000 6.40%, 8/1/08.......................................       873,312
     40,000 Monmouth County, New Jersey,
             Improvement Authority Revenue
             6.625%, 12/1/05....................................        42,244
  1,000,000 Morris County, New Jersey,
             General Obligation
             6.00%, 7/15/04.....................................     1,113,890
            New Jersey State, Economic Development Authority
             Revenue:
     50,000 5.40%, 2/1/06.......................................        53,108
    785,000 6.00%, 10/1/22......................................       828,552
     55,000 6.125%, 7/1/24......................................        60,925
  7,445,000 (Eff. Yield 5.63%) (a)
            0.00%, 7/1/24.......................................     2,181,385
            First Mortgage Fellowship Village,
            Series A:
    530,000 5.20%, 1/1/09.......................................       548,100
    585,000 5.30%, 1/1/10.......................................       606,651
  2,000,000 5.50%, 1/1/18.......................................     2,018,700
  4,500,000 First Mortgage, Franciscan
            Oaks Project
            5.75%, 10/1/23......................................     4,541,445
  2,300,000 First Mortgage, Keswick Pines
            5.70%, 1/1/18.......................................     2,328,359
  2,000,000 Liberty State Parking Project
            6.80%, 3/15/22......................................     2,232,520
    500,000 New Jersey Performing Arts
            Center Project
            5.50%, 6/15/13, (AMBAC).............................       540,955
  1,000,000 Public Schools Small Project
            Loan Program
            5.40%, 8/15/13......................................     1,055,560
            Series A:
    300,000 6.60%, 8/1/21.......................................       324,372
  4,000,000 (Eff. Yield 5.63%) (a)
            0.00%, 7/1/25.......................................     1,116,280
  2,605,000 Trenton Office Complex
            5.25%, 6/15/12......................................     2,828,144
 MUNICIPAL OBLIGATIONS - CONTINUED
            NEW JERSEY - CONTINUED
            New Jersey State, Educational Facilities
             Authority Revenue:
    200,000 4.35%, 7/1/04.......................................       202,734
    150,000 4.60%, 7/1/08.......................................       152,946
    200,000 5.00%, 7/1/09.......................................       209,480
    100,000 5.50%, 7/1/04.......................................       108,704
  2,000,000 Higher Education Facilities Trust
            Fund, Series A
            5.125%, 9/1/10......................................     2,127,340
  1,500,000 Series C
            6.375%, 7/1/22......................................     1,663,755
    500,000 Series D
            6.20%, 7/1/17, (AMBAC)..............................       546,380
     60,000  University of Medicine & Dentistry
             5.25%, 12/1/13, (AMBAC)............................        63,277
            New Jersey State, General Obligation:
  5,000,000 4.50%, 3/1/18.......................................     4,842,400
    110,000 4.75%, 3/1/15.......................................       110,494
    500,000 6.25%, 8/1/06.......................................       548,920
  3,000,000 Series D
            5.75%, 2/15/06......................................     3,348,510
            New Jersey State, Health Care Facilities Financing
             Authority Revenue:
     50,000 6.00%, 7/1/12.......................................        57,055
    500,000 4.00%, 7/1/00.......................................       502,925
     50,000 6.00%, 7/1/13.......................................        56,976
            AHS Hospital Corporation,
            Series A:
  2,375,000 5.00%, 7/1/27.......................................     2,390,532
  1,345,000 6.00%, 7/1/11, (AMBAC)..............................     1,550,368
  1,000,000 Community Medical Center
            4.75%, 7/1/19.......................................       990,810
    750,000 Hackensack Medical Center
            6.625%, 7/1/17, (FGIC)..............................       821,460
    500,000 Shore Memorial Hospital
            Health Care Systems
            5.00%, 7/1/12, (MBIA)...............................       516,175
  1,000,000 St. Joseph's Hospital & Medical Center, Series D
            5.70%, 7/1/11.......................................     1,095,350
  1,000,000 New Jersey State, Higher Education
             Student Loan, Series A
            5.80%, 6/1/16.......................................     1,100,530
  1,500,000 New Jersey State, Highway Authority Revenue
            6.25%, 1/1/14.......................................     1,627,770
            New Jersey State, Sports &
             Exposition Authority Revenue
            Series A:
  1,000,000 5.375%, 9/1/15......................................     1,043,970
  1,000,000 6.00%, 3/1/21.......................................     1,063,290
    300,000 New Jersey State, Transit Corporation, Certificates
             of Partnership
            6.50%, 10/1/16, (FSA)...............................       349,611

--------------------------------------------------------------------------------
                                  EVERGREEN
                       New Jersey Tax Free Income Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED

            NEW JERSEY - CONTINUED
            New Jersey State, Transportation Trust Fund
             Authority Revenue:
            Series A:
 $1,000,000 4.75%, 12/15/16.....................................   $    997,520
    100,000 5.00%, 6/15/15, (MBIA)..............................        102,260
  3,000,000 5.25%, 6/15/08......................................      3,256,320
  1,000,000 6.00%, 6/15/02......................................      1,077,510
            Series B:
  3,175,000 5.00%, 6/15/04......................................      3,352,006
  2,750,000 5.25%, 6/15/15......................................      2,897,235
  1,000,000 6.50%, 6/15/10, (MBIA)..............................      1,204,740
            New Jersey State, University of
            Medicine & Dentistry Revenue:
            Series E:
    400,000 5.75%, 12/1/21......................................        424,696
    500,000 6.50%, 12/1/18......................................        550,900
            New Jersey State, Wastewater Treatment, Trust Loan
             Prerefunded, Series A:
  1,970,000 6.00%, 7/1/11.......................................      2,125,748
     30,000 Unrefunded Balance
            6.00%, 7/1/11.......................................         32,037
     75,000 North Bergen Township, New Jersey,
             General Obligation
            5.00%, 8/15/09......................................         79,930
  1,000,000 North Bergen Township, New Jersey,
             Municipal Utility Authority,
             Sewer Revenue
            5.375%, 12/15/12, (FGIC)............................      1,060,870
            North Brunswick Township, New Jersey, Board of
             Education:
    100,000 5.00%, 2/1/12.......................................        103,926
    150,000 6.30%, 2/1/12.......................................        169,669
     24,000 North Brunswick Township, New Jersey,
             General Obligation
            6.125%, 5/15/04.....................................         26,342
  1,000,000 North Hudson, New Jersey,
             Sewage Authority, Sewer Revenue
            5.50%, 8/1/06, (FGIC)...............................      1,100,700
            North Jersey District Water Supply Revenue:
     90,000 5.05%, 11/15/11.....................................         94,945
    350,000  Wanaque North Project, Series B
            6.25%, 11/15/17, (MBIA).............................        380,054
  1,000,000 Northwest Bergen County, New Jersey, Utilities
             Authority Systems Revenue
            6.00%, 7/15/09, (MBIA)..............................      1,105,210
    500,000 Ocean City, New Jersey,
             General Obligation
            5.90%, 3/15/03, (MBIA)..............................        542,895
     75,000 Ocean County, New Jersey,
             General Obligation
            5.65%, 7/1/03.......................................         81,112
            Ocean County, New Jersey,
             Utilities Authority:
    500,000 Series A
            5.75%, 1/1/18.......................................        529,205
            Ocean County, New Jersey,
             Utilities Authority - continued:
     75,000 Wastewater Revenue,
            5.125%, 1/1/11......................................         79,711
    300,000 Ocean Township, New Jersey, Municipal Utilities
             Authority Revenue
            5.20%, 8/1/05, (MBIA)...............................        319,785
            Old Bridge Township, New Jersey, Municipal Utilities
             Authority Revenue:
    285,000 5.75%, 11/1/00, (FGIC)..............................        297,181
    500,000 6.25%, 11/1/16, (FGIC)..............................        550,305
    500,000 Orange Township, New Jersey, General Obligation
            6.60%, 2/1/07, (FSA)................................        553,430
            Passaic County, New Jersey,
             General Obligation:
    500,000 5.40%, 12/1/02, (MBIA)..............................        532,140
  1,295,000 Series A
            6.00%, 9/1/07.......................................      1,488,693
    500,000 Passaic Valley, New Jersey,
             Sewage Commissioners Revenue,
             Series D
            5.75%, 12/1/13, (AMBAC).............................        539,335
    500,000 Patterson, New Jersey,
             General Obligation
            6.20%, 2/15/02, (FSA)...............................        537,520
            Pleasantville, New Jersey,
             School District:
  1,050,000 4.75%, 2/15/07......................................      1,103,245
    550,000 5.00%, 2/15/10......................................        579,854
    500,000 Princeton, New Jersey,
             Regional School District
            6.05%, 4/15/07......................................        577,055
    500,000 Randolph Township, New Jersey,
             School District, General Obligation
            6.30%, 3/15/06, (FSA)...............................        574,560
    500,000 Rutgers State University, College & University
             Revenue, Series 1
            5.25%, 5/1/12.......................................        524,050
     60,000 Secaucus, New Jersey,
             Municipal Utilities Authority,
             Sewer Revenue,
            6.10%, 12/1/10......................................         67,238
    785,000 Somerset County, New Jersey,
             General Obligation
            5.90%, 8/1/99.......................................        801,870
    100,000 South Brunswick Township, New Jersey,
             Fire District No. 2
            5.95%, 8/1/14.......................................        110,954
     50,000 South Monmouth, New Jersey, Regional Sewage
             Authority,
            5.55%, 1/15/06......................................         54,572
  1,100,000 Sparta Township, New Jersey,
             General Obligation
            5.80%, 9/1/23, (MBIA)...............................      1,183,941
            Stafford, New Jersey,
             Municipal Utilities Authority:
    500,000 6.20%, 6/1/07.......................................        548,677
    375,000 6.25%, 6/1/14.......................................        410,261

--------------------------------------------------------------------------------
                                  EVERGREEN
                       New Jersey Tax Free Income Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                            Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED

            NEW JERSEY - CONTINUED
 $  500,000 Stony Brook, New Jersey,
             Regional Sewage Authority Revenue,
             Series B
            5.45%, 12/1/12......................................  $    554,330
  1,000,000 Sussex County, New Jersey,
             Municipal Utilities Authority,
             Solid Waste Revenue,
             Series B
            5.50%, 12/1/13, (MBIA)..............................     1,041,420
  1,095,000 Toms River, New Jersey,
             Board of Education, School Bond Reserve Act
            5.75%, 7/15/19, (FGIC)..............................     1,185,129
    500,000 Trenton, New Jersey,
             General Obligation
            6.55%, 8/15/09, (MBIA)..............................       559,035
    200,000 West Morris, New Jersey,
             Regional High School District, General Obligation
            5.875%, 1/15/01.....................................       209,820
  3,655,000 West New York and New Jersey, Municipal Utilities
             Authority,
             Capital Appreciation Refunding,
             (Eff. Yield 6.85%) (a)
            0.00%, 12/15/19, (FGIC).............................     1,339,375
     50,000 West Windsor Township, New Jersey,
             Parking Authority Revenue,
            6.10%, 12/1/12......................................        55,626
    500,000 Willingboro, New Jersey,
             Municipal Utilities Authority,
             Water & Sewer Revenue
            6.30%, 1/1/06, (FGIC)...............................       503,480
    500,000 Winslow Township, New Jersey,
             General Obligation
            6.50%, 10/1/18, (FGIC)..............................       559,585
                                                                  ------------
                                                                   120,390,232
                                                                  ------------
            NEW YORK - 3.9%
            Port Authority of New York and New Jersey Revenue:
     50,000 5.70%, 8/1/07.......................................        53,562
  1,525,000 Consolidated 104 Series
            4.75%, 1/15/26......................................     1,494,042
            Port Authority of New York
             and New Jersey, Port Airport &
             Marine Revenue:
  1,000,000 Series 104
            5.20%, 7/15/15, (AMBAC).............................     1,042,850
  3,000,000 Series 111
            5.00%, 10/1/27......................................     3,010,080
  1,000,000 Port Authority of New York
             and New Jersey, Special Obligation,
             JFK International Airport Terminal
            5.75%, 12/1/25......................................     1,074,330
                                                                  ------------
                                                                     6,674,864
                                                                  ------------
            PENNSYLVANIA - 3.8%
    100,000 Allegheny County, Pennsylvania,
             Hospital Development Revenue
            4.05%, 3/1/18, VRDN (b).............................       100,000
    475,000 Delaware River, Pennsylvania
             Joint Toll Bridge, Commission Revenue
            6.25%, 7/1/12.......................................       511,694
  2,000,000 Delaware River, Pennsylvania
             Port Authority of Pennsylvania and New Jersey
             Revenue
            5.50%, 1/1/26.......................................     2,121,860
            Delaware River, Port Authority of
             Pennsylvania and New Jersey Revenue:
  2,500,000 5.40%, 1/1/15, (FGIC)...............................     2,656,900
  1,000,000 Series 1995
            5.40%, 1/1/16, (FGIC)...............................     1,060,430
                                                                  ------------
                                                                     6,450,884
                                                                  ------------
            PUERTO RICO - 15.5%
  1,000,000 Commonwealth of Puerto Rico,
             Capital Guaranty Certificates
            6.50%, 7/1/23.......................................     1,151,470
            Commonwealth of Puerto Rico,
             Electric Power Authority Revenue:
  2,500,000 Series DD
            5.00%, 7/1/28.......................................     2,499,800
    500,000 Series P
            7.00%, 7/1/21.......................................       553,900
            Commonwealth of Puerto Rico,
             General Obligation:
    500,000 5.50%, 7/1/13.......................................       525,020
  1,115,000 6.50%, 7/1/08, (MBIA)...............................     1,335,201
  1,000,000 6.50%, 7/1/14.......................................     1,229,000
            Commonwealth of Puerto Rico, Highway &
             Transportation Authority:
  4,520,000 Highway Revenue, Series A,
            (Eff. Yield 4.50%) (a)
            0.00%, 7/1/16.......................................     1,988,258
            Series Y:
  2,000,000 5.00%, 7/1/36.......................................     2,049,700
  1,425,000 6.25%, 7/1/14, (MBIA)...............................     1,711,325
            Series Z:
  3,000,000 6.00%, 7/1/18, (FSA)................................     3,523,710
  1,000,000 6.25%, 7/1/14, (MBIA)...............................     1,200,930
  2,500,000 Commonwealth of Puerto Rico, Industrial Tourist
             Educational Facilities, International
             American University,
             Series A
            5.00%, 10/1/11......................................     2,665,150
  3,000,000 Commonwealth of Puerto Rico,
             Public Finance Corporation,
             Commonwealth Appropriations,
             Series A
            5.375%, 6/1/19......................................     3,286,650
    250,000 Commonwealth of Puerto Rico,
             Public Buildings Authority,
             Guaranteed Revenue
            6.25%, 7/1/09, (AMBAC)..............................       296,103
  2,000,000 Commonwealth of Puerto Rico,
             Public Improvement
            6.00%, 7/1/16, (MBIA)...............................     2,342,380
                                                                  ------------
                                                                    26,358,597
                                                                  ------------

--------------------------------------------------------------------------------
                                  EVERGREEN
                       New Jersey Tax Free Income Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                              Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED

            U. S. VIRGIN ISLANDS - 1.9%
 $3,000,000 Virgin Islands,
             Public Finance Authority, Senior Lien, Series A
            5.50%, 10/1/13........................................  $  3,152,190
                                                                    ------------
            Total Municipal Obligations
             (cost $157,637,130)..................................   167,192,817
                                                                    ------------
 MUTUAL FUND SHARES - 0.6%
  57,694 Dreyfus Municipal Money
          Market Fund.............................................  $     57,694
 882,405 Federated Municipal Cash Trust...........................       882,405
  61,252 Federated Tax Free Obligations Fund......................        61,252
                                                                    ------------
         Total Mutual Fund Shares
          (cost $1,001,351).......................................     1,001,351
                                                                    ------------
         TOTAL INVESTMENTS -
          (COST $158,638,481).............................    99.1%  168,194,168
         OTHER ASSETS AND
          LIABILITIES - NET...............................     0.9     1,611,541
                                                             -----  ------------
         NET ASSETS - ....................................   100.0% $169,805,709
                                                             =====  ============

(a) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
(b) Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at September 30, 1998.

SUMMARY OF ABBREVIATIONS:
AMBAC Insured by American Municipal Bond Assurance Corporation
FGIC  Insured by Federal Guaranty Insurance Company
FSA   Insured by Financial Security Assurance Corporation
MBIA  Insured by Municipal Bond Investors Assurance Corporation
VRDN  Variable Rate Demand Notes

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                            New York Tax Free Fund
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                              Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - 98.2%

            NEW YORK - 90.9%
 $  400,000 Albany County, New York, Public Improvements,
             General Obligation, Series B
            5.60%, 3/15/14, (FGIC)...............................   $   430,028
    465,000 Buffalo, New York, General Obligation, Series E
            6.50%, 12/1/22, (AMBAC)..............................       539,288
    500,000 Buffalo, New York,
             Municipal Water Finance Authority, Water Systems
             Revenue, Series B
            5.00%, 7/1/18, (FGIC)................................       504,205
    500,000 Cattaraugus County, New York, Industrial Development
             Agency, Civic Facilities Revenue, Olean
             General Hospital Project, Series A
            5.25%, 8/1/23........................................       504,605
    770,000 Erie County, New York, Water Authority Revenue,
             Fourth Resolution,
             (Eff. Yield 7.30%) (a)
            0.00%, 12/1/17, (AMBAC)..............................       194,956
    550,000 Hempstead Town, New York, General Obligation, Series
             B
            5.625%, 2/1/15, (FGIC)...............................       593,296
    100,000 Islip, New York,
             Resources Recovery Agency Revenue, Series B
            7.25%, 7/1/11, (AMBAC)...............................       126,869
            Long Island Power Authority, New York, Electric
             Systems Revenue, Series A:
    500,000 5.00%, 12/1/18, (FSA)................................       503,745
    500,000 5.125%, 12/1/16, (FSA)...............................       510,135
    400,000 Metropolitan Transportation Authority, New York,
             Service Contractor Revenue, Transportation
             Facilities, Series 7
            5.625%, 7/1/16.......................................       415,476
    695,000 Nassau County, New York, Combined Sewer District,
             General Obligation, Series B
            6.00%, 5/1/14, (FGIC)................................       803,976
    600,000 New Rochelle, New York, General Obligation, Series B
            6.15%, 8/15/17, (MBIA)...............................       660,924
            New York City, New York:
    100,000 City Industrial Development Agency Revenue, Japan
            Airlines
            6.00%, 11/1/15.......................................       109,627
    400,000 City Municipal Water Finance Authority, Water & Sewer
            Systems Revenue, Series A
            7.00%, 6/15/15, (FGIC)...............................       432,648
            New York State Dormitory Authority Revenue:
    500,000 Buena Vida Nursing Home
            5.25%, 7/1/28........................................       506,340
    250,000 State University Educational Facilities, Series A
            5.875%, 5/15/11, (AMBAC).............................       286,380
    250,000 New York State Environmental Facilities Corporation,
             Special Obligation Revenue, Riverbank State Park
            5.50%, 4/1/16, (AMBAC)...............................       265,248
    875,000 New York State Housing Finance Agency Revenue,
             Multifamily Mortgage, Series B
            6.25%, 8/15/14, (AMBAC)..............................       951,755
  1,000,000 New York State Medical Care Facilities, Finance
             Agency Revenue,
             Mental Health Services, Series E
            6.375%, 8/15/14, (FGIC)..............................     1,124,660
            New York State Mortgage Agency Revenue, Homeowner
             Mortgage:
  1,000,000 Series 71
            5.35%, 10/1/18.......................................     1,014,870
    525,000 Series 73A
            5.30%, 10/1/28.......................................       528,276
    700,000 New York State Thruway Authority, Service Contract,
             Local Highway & Bridge Revenue
            5.75%, 4/1/16........................................       748,783
            New York State Urban Development Corporation Revenue:
            Correctional Facilities:
    500,000 (Eff. Yield 5.63%) (a)
            0.00%, 1/1/10, (AMBAC)...............................       305,950
  1,000,000 Series A
            6.50%, 1/1/10, (FSA).................................     1,193,120
    500,000 Higher Education Technology Grants
            6.00%, 4/1/10, (MBIA)................................       554,645
            Niagara, New York,
             Frontier Authority, Airport Revenue,
             Greater Buffalo International Airport:
    500,000 5.00%, 4/1/28, (FGIC)................................       497,080
    100,000 Series A
            6.125%, 4/1/14, (AMBAC)..............................       108,960
            Niagara Falls, New York,
             Public Improvements, General Obligation:
    500,000 7.50%, 3/1/14, (MBIA)................................       664,740
    750,000 7.50%, 3/1/16, (MBIA)................................     1,001,085
    250,000 St. Lawrence County, New York, Industrial
             Development,
             Civic Facilities Revenue,
             St. Lawrence University Project, Series A
            5.625%, 7/1/13, (MBIA)...............................       268,808
  1,000,000 Suffolk County, New York,
             Industrial Development Agency,
             Southwest Sewer Systems Revenue
            6.00%, 2/1/08, (FGIC)................................     1,140,500
  1,770,000 Triborough Bridge and Tunnel Authority, New York,
             Special Obligation, Series A
            5.25%, 1/1/14, (FGIC)................................     1,859,615
                                                                    -----------
                                                                     19,350,593
                                                                    -----------

--------------------------------------------------------------------------------
                                  EVERGREEN
                            New York Tax Free Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 Principal
   Amount                                                               Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED

            PUERTO RICO - 7.3%
 $1,100,000 Commonwealth of Puerto Rico,
             Capital Appreciation, General Obligation,
             (Eff. Yield 4.85%) (a)
            0.00%, 7/1/14, (MBIA)..................................   $ 528,924
    700,000 Commonwealth of Puerto Rico,
             Industrial, Tourist, Educational, Medical &
             Environmental Control Facilities, Hospital Auxilio
             Mutuo Obligation Group, Series A
            6.25%, 7/1/24, (MBIA)..................................     778,911
    250,000 Commonwealth of Puerto Rico,
             Public Buildings Authority Revenue, Government
             Facilities, Series B
            5.00%, 7/1/12, (MBIA)..................................     260,872
                                                                      ---------
                                                                      1,568,707
                                                                      ---------
           TOTAL INVESTMENTS -
            (COST $19,388,873).............................    98.2%  20,919,300
           OTHER ASSETS AND
            LIABILITIES - NET..............................     1.8      373,008
                                                              -----  -----------
           NET ASSETS - ...................................   100.0% $21,292,308
                                                              =====  ===========

(a) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.

SUMMARY OF ABBREVIATIONS:
AMBAC Insured by American Municipal Bond Assurance Corporation
FGIC  Insured by Federal Guaranty Insurance Company
FSA   Insured by Financial Security Assurance Corporation
MBIA  Insured by Municipal Bond Investors Assurance Corporation

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Pennsylvania Tax Free Fund
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - 97.8%
             DELAWARE - 0.4%
 $ 1,000,000 Delaware State, River & Bay Authority Revenue
             5.40%, 1/1/16, (FGIC)..............................   $  1,059,110
                                                                   ------------
             GEORGIA - 0.0%
     100,000 Hapeville, Georgia,
              Industrial Development Authority Revenue,
              Hapeville Hotel Ltd., Series 1985
              (LOC: Deutsche Bank A.G.)
             4.10%, 11/1/15, VRDN (d)...........................        100,000
                                                                   ------------
             PENNSYLVANIA - 83.5%
     280,000 Abington, Pennsylvania, School District, General
              Obligation
             4.85%, 5/15/18, (FGIC).............................        279,636
   2,000,000 Albert Gallatin, Pennsylvania, Area School
              District, General Obligation
             5.30%, 9/1/17, (MBIA)..............................      2,067,720
     955,000 Allegheny County, Pennsylvania, Finance Authority
              Revenue Bond, Single Family Mortgage, Series Y
             6.60%, 11/1/14, (GNMA).............................      1,043,786
      60,000 Allegheny County, Pennsylvania, General Obligation
             5.875%, 9/15/10, (MBIA)............................         64,932
   2,000,000 Allegheny County, Pennsylvania, Industrial
              Development Authority Revenue Bond, USX Corp.,
              Series A
             6.70%, 12/1/20.....................................      2,214,200
      10,000 Allegheny County, Pennsylvania, Redevelopment
              Authority Revenue
             5.70%, 2/1/07, (FHA)...............................         10,493
     130,000 Allegheny County, Pennsylvania, Sanitation
              Authority, Sewer Revenue
             7.45%, 12/1/09.....................................        133,505
             Allegheny County, Pennsylvania, Higher Education
              Building Authority Revenue, Duquesne University
              Project:
   3,350,000 5.50%, 3/1/16, (AMBAC).............................      3,682,889
   1,750,000 5.50%, 3/1/20, (AMBAC).............................      1,917,913
             Allegheny County, Pennsylvania, Hospital
              Development Authority Revenue:
   1,000,000 Children's Hospital of Pittsburgh
             5.375%, 7/1/17, (MBIA).............................      1,038,250
     200,000 Mercy Hospital of Pittsburgh
             6.45%, 4/1/01......................................        212,962
     110,000 Montefiore Hospital Association of Western
             Pennsylvania
             5.80%, 10/1/03.....................................        116,087
   2,000,000 Pittsburgh Mercy Health Systems
             5.625%, 8/15/18, (AMBAC)...........................      2,224,340
   1,000,000 South Hills Health Systems
             5.125%, 5/1/23.....................................        996,630
             Allegheny County, Pennsylvania, Hospital
              Development Authority Revenue:
     500,000 Presbyterian University Hospital,
             (LOC: PNC Bank, N.A.)
             4.05%, 3/1/18......................................       500,000
             University of Pittsburgh Medical Center Health
             Systems:
   2,500,000 5.25%, 11/1/14, (MBIA).............................     2,668,200
   1,000,000 5.30%, 12/1/12, (MBIA).............................     1,048,220
   1,000,000 6.00%, 4/1/05, (MBIA)..............................     1,110,250
      25,000 6.00%, 11/1/12, (MBIA).............................        27,029
   4,325,000 6.00%, 7/1/27, (MBIA)..............................     5,063,494
      65,000 Berks County, Pennsylvania,
              Municipal Authority Hospital
              Revenue, Reading Hospital & Medical Center Project
             5.60%, 10/1/06.....................................        70,960
             Bradford, Pennsylvania,
              Area School District, General Obligation:
   1,525,000 5.50%, 10/1/14, (FGIC).............................     1,639,817
   2,000,000 5.75%, 10/1/15, (FGIC).............................     2,217,980
   2,095,000 Bucks County, Pennsylvania,
              General Obligation
             5.50%, 12/1/10.....................................     2,272,614
   1,000,000 Bucks County, Pennsylvania,
              Water & Sewer Authority Revenue
             6.20%, 12/1/03, (FGIC).............................     1,068,530
   4,485,000 Cambria County, Pennsylvania,
              General Obligation, Series A
             6.625%, 8/15/12, (FGIC)............................     5,142,142
      60,000 Center City District, Pennsylvania,
              Business Improvement Special Assessment
             5.60%, 12/1/08, (AMBAC)............................        65,997
             Central Bucks, Pennsylvania,
              School District, General Obligation:
     175,000 6.60%, 2/1/03......................................       186,424
   1,000,000 Series A
             6.90%, 11/15/13....................................     1,158,730
   1,000,000 Central Dauphin, Pennsylvania,
              School District, General Obligation
             5.90%, 6/1/00......................................     1,035,610
   1,000,000 Council Rock, Pennsylvania,
              School District, General Obligation
             6.50%, 3/1/02, (FGIC)..............................     1,062,410
             Crawford, Pennsylvania,
              Central School District,
              General Obligation:
   1,500,000 5.55%, 2/15/08, (FGIC).............................     1,617,000
     100,000 7.00%, 2/15/05, (FGIC).............................       116,877
             Dauphin County, Pennsylvania,
              General Authority Revenue:
  15,000,000 Forum Place Office & Parking, Series A
             6.00%, 1/15/25.....................................    15,033,600

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Pennsylvania Tax Free Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Principal
   Amount                                                           Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED
             PENNSYLVANIA - CONTINUED
             Dauphin County, Pennsylvania, General
              Authority Revenue - continued
 $ 6,300,000 Hyatt Regency Hotel & Conference Center
             6.00%, 1/1/10.....................................  $  6,381,333
   1,000,000 Pinnacle Health Systems Project
             5.50%, 5/15/17, (MBIA)............................     1,051,350
             Delaware County, Pennsylvania,
              General Obligation:
   1,575,000 5.50%, 10/1/15....................................     1,667,547
     170,000 7.10%, 12/1/98....................................       170,430
   6,750,000 Delaware County, Pennsylvania,
              Hospital Authority Revenue
             5.50%, 1/1/22.....................................     7,046,257
   1,350,000 Delaware County, Pennsylvania,
              Industrial Development Authority,
              Pollution Control Revenue Bond,
              Philadelphia Electric Co., Series A
             7.375%, 4/1/21....................................     1,464,588
     200,000 Delaware County, Pennsylvania,
              University Revenue,
              Villanova University
             5.40%, 8/1/08.....................................       216,982
             Delaware River Port Authority,
              Pennsylvania & New Jersey Revenue:
   1,000,000 5.30%, 1/1/10, (FGIC).............................     1,066,400
   1,400,000 5.45%, 1/1/12, (FGIC).............................     1,509,774
      15,000 Dover Township, Pennsylvania,
              Sewer Authority Revenue
             6.25%, 5/1/12.....................................        16,638
     500,000 Easton, Pennsylvania,
              Area Joint Sewer Authority
              5.00%, 12/1/14...................................       511,350
   1,485,000 Elizabeth Forward, Pennsylvania,
              School District, General Obligation, Series B,
              (Eff. Yield 6.70%) (a)
              0.00%, 9/1/15, (MBIA)............................       671,888
     500,000 Erie County, Pennsylvania,
              Industrial Development Authority, Environmental
              Improvement Revenue Bond, International Paper Co.
              Project, Series A
              7.625%, 11/1/18..................................       588,030
   1,000,000 Fox Chapel, Pennsylvania,
              Area School District, General Obligation
              5.50%, 8/15/09...................................     1,059,380
   1,000,000 Gettysburg, Pennsylvania,
              Municipal Authority College Revenue, Gettysburg
              College
              5.375%, 8/15/13, (MBIA)..........................     1,088,230
   1,500,000 Greene County, Pennsylvania,
              Industrial Development Authority Revenue,
              Monongahela Power Co., Series B
              5.10%, 2/1/12....................................     1,536,975
      85,000 Hampden Township, Pennsylvania,
              Sewer Authority, Special Obligation Bond
              5.35%, 4/1/03....................................        87,780
             Harrisburg, Pennsylvania,
              General Obligation:
   2,700,000 Series D, (Eff. Yield 5.35%) (a)
             0.00%, 3/15/13, (AMBAC)..............................     1,384,614
   2,505,000 Series F, (Eff. Yield 5.35%) (a)
             0.00%, 3/15/13, (AMBAC)..............................     1,284,614
   1,000,000 Harrisburg, Pennsylvania,
              Lease Revenue
              6.25%, 6/1/01, (FSA)................................     1,063,090
   2,000,000 Hempfield, Pennsylvania,
              School District, General Obligation
              5.30%, 10/15/14, (FGIC).............................     2,065,120
   2,500,000 Indiana County, Pennsylvania,
              Industrial Development Authority, Pollution Control
              Revenue, Pennsylvania Electric Co. Project
              5.35%, 11/1/10, (MBIA)..............................     2,732,125
     500,000 Keystone Oaks, Pennsylvania,
              School District, General Obligation
              5.00%, 9/1/11.......................................       522,415
     435,000 Lancaster, Pennsylvania,
              Higher Education Authority, College Revenue,
              Franklin & Marshall College (SPA: Chase Manhattan
              Bank)
              4.10%, 4/15/27, VRDN (d) ...........................       435,000
   2,635,000 Latrobe, Pennsylvania,
              Industrial Development Authority, College Revenue,
              St. Vincent College Project
              5.375%, 5/1/18......................................     2,666,725
             Lehigh County, Pennsylvania,
              General Purpose Revenue:
   1,000,000 Good Shepherd Rehabilitation Hospital
             7.50%, 11/15/21......................................     1,125,340
   1,250,000 Lehigh Valley Hospital, Series A
             7.00%, 7/1/16, (MBIA)................................     1,582,937
             Lower Merion Township, Pennsylvania,
              General Obligation:
     100,000 5.625%, 8/1/05.......................................       105,882
   1,000,000 5.75%, 8/1/09........................................     1,058,490
     500,000 Lower Merion Township, Pennsylvania,
              School District, General Obligation
              4.75%, 5/15/01......................................       513,815
     100,000 Manheim, Pennsylvania,
              Central School District, General Obligation
              6.10%, 5/15/14, (FGIC)..............................       108,759
   1,780,000 Mars, Pennsylvania,
              Area School District, General Obligation,
              (Eff. Yield 6.60%) (a)
              0.00%, 9/1/26, (FGIC)...............................       450,109
             McKeesport, Pennsylvania,
              Area School District, General Obligation, Capital
              Appreciation, Series B:
   1,200,000 (Eff. Yield 6.30%) (a)
             0.00%, 10/1/17, (FSA)................................       485,136
   1,440,000 (Eff. Yield 6.30%) (a)
             0.00%, 10/1/18, (FSA)................................       551,808

--------------------------------------------------------------------------------
                                  EVERGREEN
                          Pennsylvania Tax Free Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Principal
   Amount                                                               Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED
             PENNSYLVANIA - CONTINUED
 $ 4,000,000 McKeesport, Pennsylvania,
              Area School District, General Obligation, Series A
              6.00%, 10/1/25, (FSA).............................  $  4,527,840
     150,000 Millcreek Township, Pennsylvania,
              Sewer Authority Revenue
              6.00%, 11/1/06....................................       154,229
   1,305,000 Mon Valley, Pennsylvania,
              Sewer Authority Revenue
              6.55%, 11/1/19, (MBIA)............................     1,464,706
   1,340,000 Montgomery County, Pennsylvania,
              General Obligation, Series B
              5.35%, 10/15/16...................................     1,405,124
             Montgomery County, Pennsylvania,
              Higher Education & Health Authority:
             Abington Memorial Hospital, Series A:
   2,000,000 5.125%, 6/1/14, (AMBAC)............................     2,051,500
   1,000,000 6.40%, 6/1/02, (AMBAC).............................     1,067,630
   1,025,000 College Revenue, County Community College Project
             6.75%, 11/1/02.....................................     1,086,777
     950,000 Montgomery County, Pennsylvania,
              Industrial Development Authority, Pollution Control
              Revenue Bond, Philadelphia Electric Co.
              7.60%, 4/1/21.....................................     1,035,614
     500,000 Mount Pleasant, Pennsylvania,
              Business District Authority, Hospital Revenue, Frick
              Hospital
              5.75%, 12/1/27....................................       515,975
     500,000 Neshaminy, Pennsylvania,
              School District, General Obligation
              5.25%, 2/15/07, (FGIC)............................       541,545
   1,280,000 North Penn, Pennsylvania,
              School District, General Obligation
              5.50%, 3/1/05.....................................     1,390,426
   1,000,000 North Penn, Pennsylvania,
              Water Authority Revenue
              6.00%, 11/1/07, (FGIC)............................     1,078,570
     100,000 North Wales, Pennsylvania,
              Water Authority Revenue
              6.75%, 11/1/10, (FGIC)............................       115,566
   2,000,000 Owen J. Roberts School District, Pennsylvania,
              General Obligation, Series A
              5.375%, 5/15/18, (MBIA)...........................     2,070,580
             Parkland, Pennsylvania,
              School District, General Obligation:
   4,110,000 5.375%, 9/1/14.....................................     4,485,572
   1,325,000 5.75%, 9/1/14, (MBIA)..............................     1,430,947
   1,000,000 Penn Hills, Pennsylvania,
              General Obligation
              5.60%, 12/1/05, (AMBAC)...........................     1,068,540
   1,000,000 Pennridge, Pennsylvania,
              School District, General Obligation
              6.15%, 2/15/03, (AMBAC)...........................     1,072,790
             Pennsylvania State, Convention Center Authority
              Revenue, Series A:
   1,050,000 6.00%, 9/1/19, (FGIC)..............................     1,194,186
   1,000,000 6.60%, 9/1/00, (FGIC)..............................     1,053,790
      75,000 6.70%, 9/1/16, (FGIC)..............................        91,625
   1,000,000 6.75%, 9/1/19, (MBIA)..............................     1,145,360
   2,000,000 (Eff. Yield 6.95%) (a)
             0.00%, 9/1/08, (FGIC)..............................     1,319,940
   5,000,000 Pennsylvania State, Finance Authority Revenue,
              Municipal Capital Imports Program
              6.60%, 11/1/09....................................     5,537,550
             Pennsylvania State, General Obligation:
     350,000 5.00%, 9/1/12......................................       360,377
      25,000 6.00%, 7/1/05......................................        28,005
      60,000 6.25%, 7/1/11......................................        71,044
             Pennsylvania State, Higher Education Facilities
              Authority Revenue:
     500,000 5.00%, 12/15/16....................................       508,570
   2,200,000 Drexel University
             5.375%, 5/1/16, (MBIA).............................     2,300,210
   1,095,000 Lasalle University
             5.25%, 5/1/13, (MBIA)..............................     1,175,811
     485,000 Series A
             6.625%, 8/15/09, (MBIA)............................       536,585
             Thomas Jefferson University:
     285,000 5.15%, 11/1/10, (MBIA).............................       293,484
   1,115,000 6.625%, 8/15/09....................................     1,244,206
     150,000 Series A
             6.00%, 7/1/19, (MBIA)..............................       154,364
     100,000 Pennsylvania State, Higher Education Facilities
              Authority, College & University Revenue,
              University of Pennsylvania, Series B
              5.85%, 9/1/13.....................................       109,171
             Pennsylvania State, Higher Education Facilities
              Authority, Health Services Revenue:
     400,000 Allegheny Delaware Valley Obligation
             5.50%, 11/15/08....................................       411,964
             University of Pennsylvania:
   1,000,000 6.00%, 1/1/07......................................     1,120,760
     100,000 Series A
             6.00%, 1/1/10......................................       109,366
             Series B:
     500,000 5.25%, 1/1/07......................................       535,520
     150,000 5.70%, 1/1/11......................................       161,904
             Pennsylvania State, Housing Finance Authority
              Revenue, Single Family Mortgage:
     300,000 6.40%, 7/1/12, (FNMA)..............................       321,567
     750,000 Series 33
             6.90%, 4/1/17......................................       807,975
   2,000,000 Series 34A
             6.85%, 4/1/16, (FHA)...............................     2,132,200

--------------------------------------------------------------------------------
                                   EVERGREEN
                          Pennsylvania Tax Free Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Principal
   Amount                                                               Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED
             PENNSYLVANIA - CONTINUED
             Pennsylvania State, Housing Finance Authority
              Revenue, Single Family Mortgage - continued
 $   750,000 Series 40
             6.80%, 10/1/15....................................... $    815,348
   1,840,000 Series 50A
             6.00%, 10/1/13.......................................    1,982,986
             Pennsylvania State, Industrial Development Authority
              Revenue:
     250,000 5.80%, 7/1/09........................................      282,803
   2,000,000 6.00%, 7/1/06........................................    2,250,000
     600,000 6.00%, 7/1/08........................................      683,772
     305,000 6.00%, 7/1/09........................................      348,252
   2,000,000 7.00%, 1/1/06........................................    2,360,200
   1,000,000 7.00%, 7/1/06........................................    1,190,780
     975,000 Series 1994
             6.00%, 1/1/12........................................    1,064,875
     400,000 Pennsylvania State, Infrastructure Revenue
              6.00%, 9/1/04.......................................      443,188
   1,650,000 Pennsylvania State, Intergovernmental Cooperation
              Authority, Special Tax Revenue, Philadelphia Funding
              Program
              6.75%, 6/15/21, (FGIC)..............................    1,924,593
             Pennsylvania State, Turnpike Commission Revenue:
   6,750,000 4.75%, 12/1/27.......................................    6,574,635
   1,000,000 Series L
             6.45%, 6/1/03, (AMBAC)...............................    1,082,520
   3,000,000 Series M
             6.50%, 12/1/13, (FGIC)...............................    3,282,420
             Series P:
     150,000 5.10%, 12/1/99.......................................      153,115
      75,000 5.80%, 12/1/06.......................................       80,846
             Pennsylvania State, University Revenue:
     185,000 6.15%, 3/1/05........................................      201,019
   1,000,000 6.25%, 3/1/11........................................    1,076,430
   1,000,000 6.60%, 7/1/02........................................    1,090,150
             Philadelphia, Pennsylvania,
              Airport Parking Authority Revenue:
     400,000 5.75%, 9/1/07........................................      448,944
   1,000,000 5.75%, 9/1/08, (AMBAC)...............................    1,124,120
             Philadelphia, Pennsylvania,
              Hospital & Higher Education Facilities Authority,
              Hospital Revenue:
     500,000 Albert Einstein Medical Center
             7.625%, 4/1/11.......................................      520,240
     500,000 Temple University Hospital
             5.50%, 11/15/15......................................      514,595
     500,000 Philadelphia, Pennsylvania,
              Industrial Development Authority, Industrial &
              Commercial Revenue, Girard Estate Coal Mining
              Project
              5.25%, 11/15/09.....................................      528,080
 $ 4,000,000 Philadelphia, Pennsylvania,
              Water & Wastewater Revenue
              6.25%, 8/1/12, (MBIA)...............................    4,732,080
      25,000 Pittsburgh, Pennsylvania,
              General Obligation, Series D
              6.125%, 9/1/17, (AMBAC).............................       27,522
   1,000,000 Pleasant Valley, Pennsylvania,
              School District, General Obligation
              5.60%, 11/15/14, (FGIC).............................    1,068,140
   1,000,000 Pocono Mountain, Pennsylvania,
              School District, General Obligation, Series AA
              6.10%, 10/1/03, (AMBAC).............................    1,073,810
             Scranton-Lackwanna, Pennsylvania,
              Health & Welfare Authority Revenue:
     250,000 Mercy Health Project, Series B
             5.00%, 1/1/06, (MBIA)................................      263,962
     150,000 University of Scranton Project, Series A
             6.15%, 3/1/03........................................      162,084
             Seneca Valley, Pennsylvania,
              School District, General Obligation:
     105,000 5.85%, 2/15/15, (FGIC)...............................      116,882
     100,000 Series A
             4.65%, 7/1/09, (FGIC)................................      103,032
   4,000,000 South Fork, Pennsylvania,
              Municipal Hospital Authority Revenue, Conemaugh
              Valley Memorial Hospital, Series B
              5.375%, 7/1/22, (MBIA)..............................    4,148,280
   1,500,000 Southeastern Pennsylvania,
              Transportation Authority, Special Revenue, Series A
              5.625%, 3/1/07, (FGIC)..............................    1,639,125
   1,000,000 Tredyffrin Township, Pennsylvania,
              General Obligation
              5.45%, 11/15/13.....................................    1,059,870
   1,000,000 Unionville-Chadds Ford, Pennsylvania,
              School District, General Obligation
              5.80%, 6/1/13.......................................    1,080,120
             University of Pittsburgh, Pennsylvania,
              University Revenue:
      40,000 Series A
             6.125%, 6/1/21, (MBIA)...............................       43,043
       5,000 Series B
             5.90%, 6/1/03, (MBIA)................................        5,428
     540,000 Upper Merion, Pennsylvania,
              Area School District, General Obligation
              5.00%, 7/15/12......................................      556,141
             Upper Merion, Pennsylvania,
              Municipal Utilities Authority, Sewer Revenue:
   1,000,000 6.00%, 8/15/12.......................................    1,067,120
   2,325,000 6.00%, 8/15/16.......................................    2,461,245
   1,000,000 Wallenpaupack, Pennsylvania,
              Area School District, General Obligation, Series B
              6.00%, 9/1/03, (FGIC)...............................    1,040,590

--------------------------------------------------------------------------------
                                  EVERGREEN
                          Pennsylvania Tax Free Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                         September 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
  Principal
   Amount                                                             Value
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS - CONTINUED
             PENNSYLVANIA - CONTINUED
 $ 1,000,000 West Mifflin, Pennsylvania,
              Sewer Municipal Authority Revenue, Sewer Revenue
              5.70%, 8/1/15, (FGIC).............................   $  1,109,610
   1,000,000 York County, Pennsylvania,
              General Obligation
              6.00%, 10/1/04, (FGIC)............................      1,067,210
   2,000,000 York County, Pennsylvania,
              Hospital Authority Revenue, York Hospital
              5.25%, 7/1/17, (AMBAC)............................      2,062,000
      75,000 York, Pennsylvania,
              City School District, General Obligation
              5.60%, 3/1/07, (FGIC).............................         79,644
                                                                   ------------
                                                                    207,660,452
                                                                   ------------
             PUERTO RICO - 11.8%
             Commonwealth of Puerto Rico, Highway &
              Transportation Authority Revenue:
   9,000,000 Series A (Eff. Yield 5.00%) (a)
             0.00%, 7/1/16, (AMBAC).............................      3,943,350
   1,000,000 Series W
             5.50%, 7/1/13, (MBIA)..............................      1,113,590
     100,000 Series Y
             5.25%, 7/1/15, (FSA)...............................        105,326
   5,000,000 Series Z
             6.00%, 7/1/18, (FSA)...............................      5,909,400
   3,250,000 Commonwealth of Puerto Rico,
              Industrial, Tourist, Educational, Medical &
              Environmental Control Facilities
              6.25%, 7/1/24, (MBIA).............................      3,616,373
   3,950,000 Commonwealth of Puerto Rico,
              Linked Bond Payment Obligation,
              Series D
              7.00%, 7/1/10, (MBIA)(c) .........................      4,969,100
   1,000,000 Commonwealth of Puerto Rico,
              Municipal Finance Agency Revenue, Series A
              6.00%, 7/1/11, (FSA)..............................      1,157,680
 $ 1,800,000 Commonwealth of Puerto
              Rico, Public Buildings Authority Revenue,
              Guaranteed Public Education & Health Facilities,
              Series M 5.70%, 7/1/09............................      1,994,544
   5,000,000 Commonwealth of Puerto
              Rico, Public Finance Corp. Revenue, Series A
              5.375%, 6/1/19, (AMBAC)...........................      5,485,400
   1,000,000 University of Puerto Rico, University Revenue,
              Series N 6.25%, 6/1/07, (MBIA)....................      1,165,120
                                                                   ------------
                                                                     29,459,883
                                                                   ------------
             U. S. VIRGIN ISLANDS - 2.1%
   5,000,000 Virgin Islands, Public
              Finance Authority Revenue, Series A
              5.50%, 10/1/18....................................      5,121,800
                                                                   ------------
             Total Municipal Obligations
              (cost $230,923,557)...............................    243,401,245
                                                                   ------------
 SHORT-TERM MUNICIPAL SECURITIES - 0.9%
             PENNSYLVANIA - 0.9%
   2,140,000 Philadelphia, Pennsylvania, Hospital & Higher
              Education Facilities Authority, Hospital
              Revenue, Children's Hospital of
              Philadelphia (SPA: Morgan Guaranty)
              4.15%, 3/1/27 (b).................................      2,140,000
                                                                   ------------
--------------------------------------------------------------------------------
 Shares
--------------------------------------------------------------------------------
 MUTUAL FUND SHARES - 0.5%
 351,437 Federated Tax Free Obligations Fund..............               351,437
 841,236 Pennsylvania Municipal Cash Trust,
          Institutional Service Shares....................               841,236
                                                                     -----------
         Total Mutual Fund Shares
          (cost $1,192,673)...............................             1,192,673
                                                                     -----------
         TOTAL INVESTMENTS -
          (COST $234,256,230).............................    99.2%  246,733,918
         OTHER ASSETS AND
          LIABILITIES - NET...............................     0.8     2,006,492
                                                             -----  ------------
         NET ASSETS - ....................................   100.0% $248,740,410
                                                             =====  ============

--------------------------------------------------------------------------------
                                  EVERGREEN
                          Pennsylvania Tax Free Fund
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS(continued)
                         September 30, 1998 (Unaudited)

(a) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
(b) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued in-terest upon surrendering the security to the issuing agent.
(c) At the discretion of the portfolio manager, these securities may be sepa-rated into securities with interest or principal payments that are linked to another rate or index and therefore would be considered derivative secu-rities.
(d) Variable Rate Demand Notes are payable on demand on no more than seven cal-endar days notice given by the Fund to the issuer or other parties not af-filiated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at Sep-tember 30, 1998.

SUMMARY OF ABBREVIATIONS:
AMBAC Insured by American Municipal Bond Assurance Corporation FGIC Insured by Federal Guaranty Insurance Company
FHA   Insured by Federal Housing Authority
FNMA  Federal National Mortgage Association
FSA   Insured by Financial Security Assurance, Incorporated
GNMA  Insured by Government National Mortgage Association
LOC   Letter of Credit
MBIA  Insured by Municipal Bond Investors Assurance Corporation
SPA   Security Purchase Agreement
VRDN  Variable Rate Demand Notes

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          State Municipal Bond Funds
--------------------------------------------------------------------------------

                      STATEMENTS OF ASSETS AND LIABILITIES
                         September 30, 1998 (Unaudited)

                          CALIFORNIA   CONNECTICUT MASSACHUSETTS  MISSOURI     NEW JERSEY   NEW YORK
PENNSYLVANIA
                             FUND         FUND         FUND         FUND          FUND        FUND          FUND
---------------------------------------------------------------------------------------------------------------------
ASSETS
 Investments at market
  value (identified
  cost - $24,697,991,
  $67,340,621,
  $9,263,389,
  $23,743,524,
  $158,638,481,
  $19,388,873 and
  $234,256,230,
  respectively).........  $26,509,377  $70,842,841  $9,738,991   $25,525,149  $168,194,168 $20,919,300
$246,733,918
 Cash...................        1,645            0       4,551         3,030             0
177,662             3
 Receivable for
  investments sold......      750,574            0     558,428             0             0
0             0
 Interest receivable....      310,170    1,062,407     127,675       328,156     2,199,485     253,914
3,458,110
 Receivable for Fund
  shares sold...........            0            0       5,888         8,002        74,933       1,523
77,126
 Prepaid expenses and
  other assets..........        8,567       35,491       3,819         4,602         5,394       2,706
45,112
---------------------------------------------------------------------------------------------------------------------
 Total assets...........   27,580,333   71,940,739  10,439,352    25,868,939   170,473,980  21,355,105
250,314,269
---------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Payable for investments
  purchased.............      721,040            0     735,683       487,165             0
0             0
 Dividends payable......       52,692      254,361       7,395        58,260       534,660      27,986
880,129
 Due to related
  parties...............       12,396        6,723         130         6,760        44,990       9,840
106,835
 Distribution fee
  payable...............        9,889          102       2,537         7,606         4,117       6,958
18,521
 Payable for Fund shares
  redeemed..............        1,000            0       1,341             0        33,926           0
537,903
 Accrued Trustees' fees
  and expenses..........          664          132         607           301         5,782         246
1,815
 Accrued expenses and
  other liabilities.....        2,735        6,507       7,488        59,552        44,796      17,767
28,656
---------------------------------------------------------------------------------------------------------------------
 Total liabilities......      800,416      267,825     755,181       619,644       668,271      62,797
1,573,859
---------------------------------------------------------------------------------------------------------------------
NET ASSETS..............  $26,779,917  $71,672,914  $9,684,171   $25,249,295  $169,805,709 $21,292,308
$248,740,410
---------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED
 BY
 Paid-in capital........  $24,690,760  $67,513,472  $8,993,266   $23,047,535  $159,322,556 $19,071,122
$233,667,613
 Undistributed net
  investment income.....      (52,878)           0      (6,750)      (46,006)        1,870     (14,383)
(106,787)
 Accumulated net
  realized gains and
  losses on investments
  and futures
  contracts.............      330,649      657,222     222,053       466,141       925,596     705,142
2,701,896
 Net unrealized gains
  and losses on
  investments ..........    1,811,386    3,502,220     475,602     1,781,625     9,555,687   1,530,427
12,477,688
---------------------------------------------------------------------------------------------------------------------
 TOTAL NET ASSETS.......  $26,779,917  $71,672,914  $9,684,171   $25,249,295  $169,805,709 $21,292,308
$248,740,410
---------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
 Class A................  $ 6,899,128  $   314,466  $2,152,596   $ 5,214,117  $ 33,258,665 $ 3,622,250  $
29,268,068
 Class B................   18,673,581      435,064   5,917,889    19,242,661    17,067,734  16,249,094
37,430,158
 Class C................    1,207,208            0   1,613,686       792,517             0   1,420,964
6,448,239
 Class Y................            0   70,923,384           0             0   119,479,310           0
175,593,945
---------------------------------------------------------------------------------------------------------------------
                          $26,779,917  $71,672,914  $9,684,171   $25,249,295  $169,805,709 $21,292,308
$248,740,410
---------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING
 Class A................      673,220       48,092     216,585       503,716     2,913,294     349,667
2,447,994
 Class B................    1,829,373       66,539     598,482     1,875,380     1,495,072   1,582,481
3,167,966
 Class C................      118,385            0     163,192        77,238             0     138,386
544,369
 Class Y................            0   10,846,398           0             0    10,465,934           0
14,686,761
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER
 SHARE
 Class A................  $     10.25  $      6.54  $     9.94   $     10.35  $      11.42 $     10.36  $
11.96
---------------------------------------------------------------------------------------------------------------------
 Class A -- Offering
  price (based on sales
  charge of 4.75%)......  $     10.76  $      6.87  $    10.44   $     10.87  $      11.99 $     10.88  $
12.56
---------------------------------------------------------------------------------------------------------------------
 Class B................  $     10.21  $      6.54  $     9.89   $     10.26  $      11.42 $     10.27  $
11.82
---------------------------------------------------------------------------------------------------------------------
 Class C................  $     10.20           --  $     9.89   $     10.26            -- $     10.27  $
11.85
---------------------------------------------------------------------------------------------------------------------
 Class Y................           --  $      6.54          --            --  $      11.42          --  $
11.96
---------------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          State Municipal Bond Funds
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                Six Months Ended September 30, 1998 (Unaudited)

                          CALIFORNIA  CONNECTICUT  MASSACHUSETTS MISSOURI  NEW JERSEY  NEW YORK  PENNSYLVANIA
                             FUND        FUND          FUND        FUND       FUND       FUND        FUND
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Interest...............  $  697,552  $1,718,629     $253,188    $695,682  $4,006,143  $577,163  $ 5,974,655
-------------------------------------------------------------------------------------------------------------
EXPENSES
 Distribution Plan
  expenses..............     108,913       2,146       40,353     106,775     116,471    93,905      249,396
 Management fee.........      73,596     207,287       26,459      69,199     396,254    59,135      548,923
 Professional fees......       8,645       9,534        9,237      10,702      14,211     8,123       10,282
 Transfer agent fees....       4,194         382        4,206       9,891      10,871     9,517       34,793
 Administrative services
  fees..................       1,941       9,329          632       1,492      21,723     1,523       16,742
 Shareholder reports
  expense...............         505         888        4,377       4,556      29,666    19,917       24,687
 Trustees' fees and
  expenses..............         260         306          309         301         863       260        3,329
 Custodian fees.........         237       1,197        1,436       4,377      24,455     3,262       36,790
 Other..................       1,903         709        3,567      15,440      16,291     2,810       26,091
 Fee waivers............      (1,170)    (40,631)     (21,321)    (39,707)   (214,726)  (40,585)     (28,776)
-------------------------------------------------------------------------------------------------------------
 Total expenses.........     199,024     191,147       69,255     183,026     416,079   157,867      922,257
 Less: Indirectly paid
  expenses..............         (76)       (548)         (38)       (761)       (471)      (38)      (4,145)
-------------------------------------------------------------------------------------------------------------
 Net expenses...........     198,948     190,599       69,217     182,265     415,608   157,829      918,112
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME...     498,604   1,528,030      183,971     513,417   3,590,535   419,334    5,056,543
-------------------------------------------------------------------------------------------------------------
NET REALIZED AND
 UNREALIZED GAIN ON
 INVESTMENTS AND FUTURES
 CONTRACTS
 Net realized gain
  (loss) on:
 Investments............     257,378     232,096      182,883     389,479     534,847   560,101    1,352,587
 Closed futures
  contracts.............     (57,515)          0      (13,591)    (33,762)          0   (34,456)           0
-------------------------------------------------------------------------------------------------------------
 Net realized gain on
  investments and closed
  futures contracts.....     199,863     232,096      169,292     355,717     534,847   525,645    1,352,587
 Net change in
  unrealized gains and
  losses on investments
  and futures
  contracts.............     512,294   1,554,472       17,026      74,216   3,922,033   (19,476)   3,930,142
-------------------------------------------------------------------------------------------------------------
 Net realized and
  unrealized gain on
  investments and
  futures contracts.....     712,157   1,786,568      186,318     429,933   4,456,880   506,169    5,282,729
-------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS............  $1,210,761  $3,314,598     $370,289    $943,350  $8,047,415  $925,503  $10,339,272
-------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  EVERGREEN
                          State Municipal Bond Funds
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                Six Months Ended September 30, 1998 (Unaudited)

                          CALIFORNIA   CONNECTICUT  MASSACHUSETTS  MISSOURI     NEW JERSEY    NEW YORK
PENNSYLVANIA
                             FUND         FUND          FUND         FUND          FUND         FUND          FUND
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
 Net investment income..  $   498,604  $ 1,528,030   $   183,971  $   513,417  $  3,590,535  $   419,334  $
5,056,543
 Net realized gain on
  investments and closed
  futures contracts.....      199,863      232,096       169,292      355,717       534,847      525,645
1,352,587
 Net change in
  unrealized gains and
  losses on investments
  and futures
  contracts.............      512,294    1,554,472        17,026       74,216     3,922,033      (19,476)
3,930,142
-----------------------------------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations............    1,210,761    3,314,598       370,289      943,350     8,047,415      925,503
10,339,272
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM
 Net investment income
 Class A................     (142,547)      (5,001)      (45,609)    (118,678)     (740,829)     (82,125)
(556,836)
 Class B................     (328,255)      (6,297)     (108,528)    (376,850)     (274,659)    (310,555)
(668,141)
 Class C................      (27,802)           0       (29,834)     (17,889)            0      (26,654)
(114,334)
 Class Y................            0   (1,516,732)            0            0    (2,575,154)           0
(3,717,766)
-----------------------------------------------------------------------------------------------------------------------
 Total distributions to
  shareholders..........     (498,604)  (1,528,030)     (183,971)    (513,417)   (3,590,642)    (419,334)
(5,057,077)
-----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE
 TRANSACTIONS
 Proceeds from shares
  sold..................    1,534,425    7,071,011       665,553    1,005,696    22,900,687    1,437,645
21,462,655
 Shares issued in
  connection with the
  acquisition of:
 CoreFund New Jersey
  Municipal Bond Fund...            0            0             0            0     2,289,826
0             0
 CoreFund Pennsylvania
  Municipal Bond Fund...            0            0             0            0             0            0
19,628,667
 Proceeds from
  reinvestment of
  distributions.........      195,734        8,748       106,983      186,566       723,892      261,870
802,739
 Payment for shares
  redeemed..............   (2,784,175)  (5,345,654)   (1,373,790)  (1,812,098)  (11,155,200)  (3,181,984)
(18,964,177)
-----------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from capital
  share transactions....   (1,054,016)   1,734,105      (601,254)    (619,836)   14,759,205   (1,482,469)
22,929,884
-----------------------------------------------------------------------------------------------------------------------
  Total increase
   (decrease) in net
   assets...............     (341,859)   3,520,673      (414,936)    (189,903)   19,215,978     (976,300)
28,212,079
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of period....   27,121,776   68,152,241    10,099,107   25,439,198   150,589,731   22,268,608
220,528,331
-----------------------------------------------------------------------------------------------------------------------
 END OF PERIOD..........  $26,779,917  $71,672,914   $ 9,684,171  $25,249,295  $169,805,709  $21,292,308
$248,740,410
-----------------------------------------------------------------------------------------------------------------------
Undistributed net
 investment income......  $   (52,878) $         0   $    (6,750) $   (46,006) $      1,870  $   (14,383) $
(106,787)
-----------------------------------------------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

--------------------------------------------------------------------------------
                                   EVERGREEN
                          State Municipal Bond Funds
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                           Year Ended March 31, 1998

                          CALIFORNIA   CONNECTICUT  MASSACHUSETTS  MISSOURI     NEW JERSEY    NEW YORK
PENNSYLVANIA
                             FUND         FUND*         FUND         FUND          FUND         FUND          FUND
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
 Net investment income..  $ 1,090,619  $ 1,056,216   $   455,667  $ 1,063,630  $  4,012,108  $   998,824  $
5,471,695
 Net realized gain on
  investments and closed
  futures contracts.....      236,358      425,126       369,554      235,429     1,015,421      489,113
3,407,989
 Net change in
  unrealized gains and
  losses on investments
  and futures
  contracts.............    1,295,323       55,361       258,124    1,157,948     1,915,701      822,112
1,218,774
-----------------------------------------------------------------------------------------------------------------------
 Net increase in net
  assets resulting from
  operations............    2,622,300    1,536,703     1,083,345    2,457,007     6,943,230    2,310,049
10,098,458
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 SHAREHOLDERS FROM
 Net investment income
 Class A................     (205,595)        (953)      (93,495)    (185,708)   (1,518,372)    (163,491)
(1,141,904)
 Class B................     (781,308)      (1,377)     (270,195)    (792,663)     (419,808)    (725,698)
(1,487,712)
 Class C................      (68,869)           0       (68,044)     (47,861)            0      (60,327)
(258,914)
 Class Y................            0   (1,053,886)            0            0    (2,083,453)           0
(2,490,364)
 Realized capital gains
 Class A................            0            0             0            0      (240,378)
(21,835)            0
 Class B................            0            0             0            0       (86,039)
(118,363)            0
 Class C................            0            0             0            0             0
(9,455)            0
 Class Y................            0            0             0            0       (81,674)
0             0
-----------------------------------------------------------------------------------------------------------------------
 Total distributions to
  shareholders..........   (1,055,772)  (1,056,216)     (431,734)  (1,026,232)   (4,429,724)  (1,099,169)
(5,378,894)
-----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE
 TRANSACTIONS
 Proceeds from shares
  sold..................    4,372,062    6,576,391     1,120,126    6,597,008    16,729,270    2,516,417
17,158,377
 Shares issued in
  connection with the
  acquisition of Common
  trust funds...........            0   65,325,420             0            0    93,692,061            0
147,227,043
 Proceeds from
  reinvestment of
  distributions.........      475,762        2,057       281,994      456,051     1,561,654      691,411
1,719,493
 Payment for shares
  redeemed..............   (7,127,357)  (4,232,114)   (3,887,027)  (7,105,076)  (12,623,869)  (6,778,220)
(18,876,225)
-----------------------------------------------------------------------------------------------------------------------
 Net increase (decrease)
  in net assets
  resulting from capital
  share transactions....   (2,279,533)  67,671,754    (2,484,907)     (52,017)   99,359,116   (3,570,392)
147,228,688
-----------------------------------------------------------------------------------------------------------------------
  Total increase
   (decrease) in net
   assets...............     (713,005)  68,152,241    (1,833,296)   1,378,758   101,872,622   (2,359,512)
151,948,252
NET ASSETS
 Beginning of year......   27,834,781            0    11,932,403   24,060,440    48,717,109   24,628,120
68,580,079
-----------------------------------------------------------------------------------------------------------------------
 END OF YEAR............  $27,121,776  $68,152,241   $10,099,107  $25,439,198  $150,589,731  $22,268,608
$220,528,331
-----------------------------------------------------------------------------------------------------------------------
Undistributed net
 investment income .....  $   (52,878) $         0   $    (6,750) $   (46,006) $      1,977  $   (14,383) $
(106,253)
-----------------------------------------------------------------------------------------------------------------------

*The Fund commenced operations on November 24, 1997.

                  See Combined Notes to Financial Statements.

                            [GRAPHIC APPEARS HERE]

               COMBINED NOTES TO FINANCIAL STATEMENTS(Unaudited)

1. ORGANIZATION

The Evergreen Municipal Bond Funds consist of Evergreen California Tax Free Fund ("California Fund"), Evergreen Connecticut Municipal Bond Fund ("Connecti-cut Fund"), Evergreen Massachusetts Tax Free Fund ("Massachusetts Fund"), Ever-green Missouri Tax Free Fund ("Missouri Fund"), Evergreen New Jersey Tax Free Income Fund ("New Jersey Fund"), Evergreen New York Tax Free Fund ("New York Fund") and Evergreen Pennsylvania Tax Free Fund ("Pennsylvania Fund"), (collec-tively, the "Funds"). Each Fund is a non-diversified series of Evergreen Munic-ipal Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A, Class B, Class C and/or Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing dis-tribution fee than Class A. Class B shares are sold subject to a contingent de-ferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. For each Fund, except the Connecticut Fund and New Jersey Fund, Class B shares purchased after January 1, 1997 will auto-matically convert to Class A shares after seven years. Class B shares of these Funds purchased prior to January 1, 1997 retain their existing conversion rights. For the Connecticut Fund and New Jersey Fund, all Class B shares will automatically convert to Class A shares after seven years. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net as-set value and are not subject to contingent deferred sales charges or distribu-tion fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional in-vestors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. VALUATION OF SECURITIES
An independent pricing service values each Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue. Securities for which valuations are not available from an independent pricing service, including re-stricted securities, are valued at fair value as determined in good faith ac-cording to procedures established by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. FUTURES CONTRACTS
In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts.

The initial margin deposited with a broker when entering into a futures trans-action is subsequently adjusted by daily payments or receipts as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.

Risks of entering into futures contracts include (i) the possibility of an il-liquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

                            [GRAPHIC APPEARS HERE]

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

D. FEDERAL TAXES
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal tax liability since they are expected to distribute all of their net investment company taxable income, net tax-exempt income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required dis-tributions under the Code. Accordingly, no provision for federal taxes is re-quired. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

E. DISTRIBUTIONS
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment of market dis-count on securities.

F. CLASS ALLOCATIONS
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

3. CAPITAL SHARE TRANSACTIONS

Each Fund has an unlimited number of shares of beneficial interest authorized with $0.001 par value. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C or Class Y. Transactions in shares of the Funds were as follows:

--------------------------------------------------------------------------------
California Fund
--------------------------------------------------------------------------------

                                    Six Months Ended          Year Ended
                                   September 30, 1998       March 31, 1998
                                  ---------------------  ---------------------
                                   Shares     Amount      Shares     Amount
-------------------------------------------------------------------------------
CLASS A
Shares sold.....................    72,089  $   713,797   271,096  $ 2,691,837
Shares issued in reinvestment of
 distributions..................     3,891       39,001     7,540       73,883
Shares redeemed.................   (45,920)    (458,065)  (79,526)    (784,304)
-------------------------------------------------------------------------------
Net increase....................    30,060  $   294,733   199,110  $ 1,981,416
-------------------------------------------------------------------------------
CLASS B
Shares sold.....................    82,025  $   817,469   153,832  $ 1,498,219
Shares issued in reinvestment of
 distributions..................    14,594      145,593    38,537      374,672
Shares redeemed.................  (176,018)  (1,752,317) (603,156)  (5,920,355)
-------------------------------------------------------------------------------
Net decrease....................   (79,399) $  (789,255) (410,787) $(4,047,464)
-------------------------------------------------------------------------------
CLASS C
Shares sold.....................       229  $     3,159    18,602  $   182,006
Shares issued in reinvestment of
 distributions..................     1,117       11,140     2,804       27,207
Shares redeemed.................   (57,848)    (573,793)  (43,562)    (422,698)
-------------------------------------------------------------------------------
Net decrease....................   (56,502) $  (559,494)  (22,156) $  (213,485)
-------------------------------------------------------------------------------

                            [GRAPHIC APPEARS HERE]

--------------------------------------------------------------------------------
Connecticut Fund
--------------------------------------------------------------------------------

                                                          December 30, 1998
                                                        (Commencement of Class
                                    Six Months Ended        Operations) to
                                   September 30, 1998       March 31, 1998
                                   -------------------  ----------------------
                                    Shares    Amount      Shares     Amount
------------------------------------------------------------------------------
CLASS A
Shares sold.......................   51,889  $ 331,067      22,857 $   145,836
Shares issued in reinvestment of
 distributions....................      525      3,379          68         433
Shares redeemed...................  (27,247)  (174,108)          0           0
------------------------------------------------------------------------------
Net increase......................   25,167  $ 160,338      22,925 $   146,269
------------------------------------------------------------------------------

                                                           January 9, 1998
                                                        (Commencement of Class
                                     Six Months Ended       Operations) to
                                    September 30, 1998      March 31, 1998
                                    ------------------- ----------------------
                                     Shares    Amount     Shares     Amount
------------------------------------------------------------------------------
CLASS B
Shares sold........................    14,160 $  91,172     51,780 $   331,966
Shares issued in reinvestment of
 distributions.....................       446     2,860        153         980
Shares redeemed....................         0         0          0           0
------------------------------------------------------------------------------
Net increase.......................    14,606 $  94,032     51,933 $   332,946
------------------------------------------------------------------------------

                                                         November 24, 1997
                                                      (Commencement of Class
                                Six Months Ended          Operations)  to
                               September 30, 1998         March 31, 1998
                             -----------------------  ------------------------
                               Shares      Amount       Shares       Amount
-------------------------------------------------------------------------------
CLASS Y
Shares sold................   1,040,483  $ 6,648,772      948,480  $ 6,098,589
Shares issued in connection
 with the acquisition of
 common trust fund.........           0            0   10,328,861   65,325,420
Shares issued in
 reinvestment of
 distributions.............         391        2,509          101          644
Shares redeemed............    (810,488)  (5,171,546)    (661,430)  (4,232,114)
-------------------------------------------------------------------------------
Net increase...............     230,386  $ 1,479,735   10,616,012  $67,192,539
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Massachusetts Fund
--------------------------------------------------------------------------------

                                   Six Months Ended          Year Ended
                                  September 30, 1998       March 31, 1998
                                  --------------------  ---------------------
                                   Shares     Amount     Shares     Amount
------------------------------------------------------------------------------
CLASS A
Shares sold......................   39,599  $  382,371    48,781  $   474,420
Shares issued in reinvestment of
 distributions...................    2,592      25,297     5,660       53,489
Shares redeemed..................  (38,357)   (372,756)  (65,265)    (628,762)
------------------------------------------------------------------------------
Net increase (decrease)..........    3,834  $   34,912   (10,824) $  (100,853)
------------------------------------------------------------------------------
CLASS B
Shares sold......................   14,473  $  140,934    64,229  $   606,090
Shares issued in reinvestment of
 distributions...................    6,547      63,519    19,310      182,827
Shares redeemed..................  (81,307)   (782,581) (276,117)  (2,637,724)
------------------------------------------------------------------------------
Net decrease.....................  (60,287) $ (578,128) (192,578) $(1,848,807)
------------------------------------------------------------------------------
CLASS C
Shares sold......................   14,660  $  142,248     4,224  $    39,616
Shares issued in reinvestment of
 distributions...................    1,872      18,167     4,814       45,678
Shares redeemed..................  (22,559)   (218,453)  (65,364)    (620,541)
------------------------------------------------------------------------------
Net decrease.....................   (6,027) $  (58,038)  (56,326) $  (535,247)
------------------------------------------------------------------------------

                            [GRAPHIC APPEARS HERE]

--------------------------------------------------------------------------------
Missouri Fund
--------------------------------------------------------------------------------

                                 Six Months Ended           Year Ended
                                September 30, 1998        March 31, 1998
                               ----------------------  ----------------------
                                Shares      Amount      Shares      Amount
------------------------------------------------------------------------------
CLASS A
Shares sold...................    52,711  $   518,327    262,047  $ 2,625,674
Shares issued in reinvestment
 of distributions.............     2,979       30,404      6,523       65,281
Shares redeemed...............   (31,586)    (321,375)   (61,382)    (621,096)
------------------------------------------------------------------------------
Net increase..................    24,104  $   227,356    207,188  $ 2,069,859
------------------------------------------------------------------------------
CLASS B
Shares sold...................    47,957  $   483,209    366,631  $ 3,635,733
Shares issued in reinvestment
 of distributions.............    14,278      144,274     36,382      359,093
Shares redeemed...............  (125,450)  (1,264,526)  (577,779)  (5,726,750)
------------------------------------------------------------------------------
Net decrease..................   (63,215) $  (637,043)  (174,766) $(1,731,924)
------------------------------------------------------------------------------
CLASS C
Shares sold...................       398  $     4,160     33,594  $   335,601
Shares issued in reinvestment
 of distributions.............     1,178       11,888      3,210       31,677
Shares redeemed...............   (22,495)    (226,197)   (75,805)    (757,230)
------------------------------------------------------------------------------
Net decrease..................   (20,919) $  (210,149)   (39,001) $  (389,952)
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
New Jersey Fund
--------------------------------------------------------------------------------

                                  Six Months Ended           Year Ended
                                 September 30, 1998        March 31, 1998
                                ----------------------  ----------------------
                                 Shares      Amount      Shares      Amount
-------------------------------------------------------------------------------
CLASS A
Shares sold....................   178,468  $ 1,983,179    252,683  $ 2,784,238
Shares issued in connection
 with the acquisition of
 CoreFund New Jersey Municipal
 Bond Fund.....................    74,926      834,005          0            0
Shares issued in reinvestment
 of distributions..............    39,256      438,988     96,743    1,066,743
Shares redeemed................  (224,222)  (2,509,361)  (431,044)  (4,741,631)
-------------------------------------------------------------------------------
Net increase (decrease)........    68,428  $   746,811    (81,618) $  (890,650)
-------------------------------------------------------------------------------
CLASS B
Shares sold....................   359,665  $ 4,010,822    559,918  $ 6,159,394
Shares issued in reinvestment
 of distributions..............    18,275      204,448     35,078      387,261
Shares redeemed................  (110,745)  (1,231,496)   (97,634)  (1,079,382)
-------------------------------------------------------------------------------
Net increase...................   267,195  $ 2,983,774    497,362  $ 5,467,273
-------------------------------------------------------------------------------
CLASS Y
Shares sold.................... 1,514,325  $16,906,686    700,533  $ 7,785,638
Shares issued in connection
 with the acquisition of:
 Common trust fund.............         0            0  8,501,660   93,692,061
 CoreFund New Jersey Municipal
  Bond Fund....................   130,888    1,455,821          0            0
Shares issued in reinvestment
 of distributions..............     7,187       80,456      9,734      107,650
Shares redeemed................  (665,016)  (7,414,343)  (611,893)  (6,802,856)
-------------------------------------------------------------------------------
Net increase...................   987,384  $11,028,620  8,600,034  $94,782,493
-------------------------------------------------------------------------------

                            [GRAPHIC APPEARS HERE]

--------------------------------------------------------------------------------
New York Fund
--------------------------------------------------------------------------------

                                    Six Months Ended          Year Ended
                                   September 30, 1998       March 31, 1998
                                  ---------------------  ---------------------
                                   Shares     Amount      Shares     Amount
-------------------------------------------------------------------------------
CLASS A
Shares sold.....................    98,526  $   993,986   101,515  $ 1,028,467
Shares issued in reinvestment of
 distributions..................     5,114       51,944    10,952      109,667
Shares redeemed.................  (105,662)  (1,069,294) (143,942)  (1,442,196)
-------------------------------------------------------------------------------
Net decrease....................    (2,022) $   (23,364)  (31,475) $  (304,062)
-------------------------------------------------------------------------------
CLASS B
Shares sold.....................    41,821  $   419,853   139,740  $ 1,373,251
Shares issued in reinvestment of
 distributions..................    18,704      188,232    53,507      527,679
Shares redeemed.................  (198,122)  (1,989,986) (469,593)  (4,681,031)
-------------------------------------------------------------------------------
Net decrease....................  (137,597) $(1,381,901) (276,346) $(2,780,101)
-------------------------------------------------------------------------------
CLASS C
Shares sold.....................     2,323  $    23,806    11,612  $   114,699
Shares issued in reinvestment of
 distributions..................     2,156       21,694     5,472       54,065
Shares redeemed.................   (12,199)    (122,704)  (66,958)    (654,993)
-------------------------------------------------------------------------------
Net decrease....................    (7,720) $   (77,204)  (49,874) $  (486,229)
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Pennsylvania Fund
--------------------------------------------------------------------------------

                                    Six Months Ended          Year Ended
                                   September 30, 1998       March 31, 1998
                                  ---------------------  ---------------------
                                   Shares     Amount      Shares     Amount
-------------------------------------------------------------------------------
CLASS A
Shares sold......................  164,049  $ 1,922,277   216,700  $ 2,503,060
Shares issued in connection with
 the acquisition of CoreFund
 Pennsylvania Municipal Bond
 Fund............................  517,010    6,054,216         0            0
Shares issued in reinvestment of
 distributions...................   24,190      284,861    52,116      598,085
Shares redeemed.................. (318,235)  (3,729,442) (410,639)  (4,743,895)
-------------------------------------------------------------------------------
Net increase (decrease)..........  387,014  $ 4,531,912  (141,823) $(1,642,750)
-------------------------------------------------------------------------------
CLASS B
Shares sold......................  193,053  $ 2,273,410   365,986  $ 4,145,693
Shares issued in reinvestment of
 distributions...................   32,408      376,649    82,460      937,245
Shares redeemed.................. (263,437)  (3,054,098) (627,854)  (7,165,289)
-------------------------------------------------------------------------------
Net decrease.....................  (37,976) $  (404,039) (179,408) $(2,082,351)
-------------------------------------------------------------------------------
CLASS C
Shares sold......................   19,813  $   233,574    47,797  $   554,828
Shares issued in reinvestment of
 distributions...................    6,621       77,137    16,198      184,137
Shares redeemed..................  (35,694)    (412,924) (129,911)  (1,487,976)
-------------------------------------------------------------------------------
Net decrease.....................   (9,260) $  (102,213)  (65,916) $  (749,011)
-------------------------------------------------------------------------------

                                                        November 24, 1997
                                                        (Commencement of
                              Six Months Ended        Class Operations) to
                             September 30, 1998          March 31, 1998
                           ------------------------  ------------------------
                             Shares       Amount       Shares       Amount
------------------------------------------------------------------------------
CLASS Y
Shares sold...............  1,452,091  $ 17,033,394     848,662  $  9,954,796
Shares issued in
 connection with the
 acquisition of:
 Common trust fund........          0             0  12,689,439   147,227,043
 CoreFund Pennsylvania
  Municipal Bond Fund.....  1,159,236    13,574,451           0             0
Shares issued in
 reinvestment of
 distributions............      5,425        64,092           2            26
Shares redeemed........... (1,002,054)  (11,767,713)   (466,040)   (5,479,065)
------------------------------------------------------------------------------
Net increase..............  1,614,698  $ 18,904,224  13,072,063  $151,702,800
------------------------------------------------------------------------------

                            [GRAPHIC APPEARS HERE]

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended September 30, 1998:

                                                    Cost of    Proceeds
                                                   Purchases  from Sales
                                                  -----------------------
         California Fund......................... $ 6,887,305 $ 7,462,785
         Connecticut Fund........................  20,188,604  16,737,352
         Massachusetts Fund......................   5,299,684   5,765,589
         Missouri Fund...........................   9,059,904   9,172,141
         New Jersey Fund.........................  47,171,687  34,794,268
         New York Fund...........................   8,395,816   9,841,548
         Pennsylvania Fund.......................  81,507,353  76,866,026

As of March 31, 1998, the Funds had no capital loss carryovers for federal income tax purposes.

5. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as principal underwriter to each of the Funds.

Each Fund has adopted Distribution Plans for each class of shares, except Class Y, as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit a fund to reimburse its principal underwriter for costs related to selling shares of the fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the fund, are paid by the fund through expenses called "Distribution Plan expenses". Each class, except Class Y, currently pays a service fee equal to an annual rate of 0.25% of the average daily net assets of the class. Class B and Class C also pay distribution fees equal to an annual rate of 0.75% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

During the six months ended September 30, 1998, amounts paid or accrued to EDI pursuant to each Fund's Class A, Class B and Class C Distribution Plans were as follows:

                                                                    Distribution
                                         Distribution fees accrued  fees waived
                                        --------------------------- ------------
                                        Class A   Class B  Class C    Class A
                                        ----------------------------------------
California Fund........................ $  8,300 $  92,790 $  7,823         0
Connecticut Fund.......................      302     1,844        0         0
Massachusetts Fund.....................    2,585    29,623    8,145         0
Missouri Fund..........................    6,347    95,900    4,528         0
New Jersey Fund........................   40,657    75,814        0   $26,021
New York Fund..........................    4,537    82,310    7,058         0
Pennsylvania Fund......................   31,967   185,678   31,751         0

With respect to Class B and Class C shares of the California, Massachusetts, Missouri, New York and Pennsylvania Funds, the principal underwriter may pay distribution fees greater than the allowable annual amounts the Funds are permitted to pay. The Funds may reimburse the principal underwriter for such excess amounts in later years with annual interest at the prime rate plus 1.00%. For these Funds, EDI intends, but is not obligated, to continue to pay distribution costs that exceed the current annual payments from the Funds. EDI intends to seek full payment of such distribution costs from each Fund at such time in the future as, and to the extent that, payment thereof by the Class B or Class C shares would be within permitted limits.

Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class. However, for each Fund except the Connecticut Fund and New Jersey Fund, after the termination of any Distribution Plan and subject to the discretion of the Independent Trustees, payments to EDI may continue as compensation for services which had been provided while the Distribution Plan was in effect.

                            [GRAPHIC APPEARS HERE]

6. INVESTMENT MANAGEMENT AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Evergreen Investment Management Company ("EIMC"), a subsidiary of First Union, is the investment advisor for the California Fund, Massachusetts Fund, Missouri Fund, New York Fund and Pennsylvania Fund. In return for providing investment management and administrative services, the Funds pay EIMC a management fee that is calculated daily and paid monthly. The management fee is calculated by applying percentage rates, which start at 0.55% and decline to 0.25% per annum as net assets increase, to the average daily net asset value of each Fund.

The Capital Management Group ("CMG") of First Union National Bank of North Carolina, a subsidiary of First Union, serves as the investment advisor to the Connecticut Fund and New Jersey Fund and is paid a management fee that is computed daily and paid monthly. The Connecticut Fund pays CMG an annual fee for its services equal to 0.60% of the average daily net assets of the Fund. The New Jersey Fund pays CMG a fee for its services which is calculated by applying percentage rates, which start at 0.50% and decline to 0.35% per annum as net assets increase, to the average daily net assets of the Fund.

For the six months ended September 30, 1998, the investment advisor waived its fee as follows:

                                                     Fees
                                                    Waived
                                                   --------
         California Fund.......................... $  1,170
         Connecticut Fund.........................   40,631
         Massachusetts Fund.......................   21,321
         Missouri Fund............................   39,707
         New Jersey Fund..........................  188,705
         New York Fund............................   40,585
         Pennsylvania Fund........................   28,776

For each of the Funds, Evergreen Investment Services, Inc. ("EIS"), a subsidiary of First Union, is the administrator and BISYS serves as the subadministrator for each Fund.

As administrator for the Connecticut Fund and the New Jersey Fund, EIS is entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisors. The administration fee for the Connecticut Fund and the New Jersey Fund is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of the Fund. As administrator for the California Fund, Massachusetts Fund, Missouri Fund, New York Fund and Pennsylvania Fund, EIS also provides facilities, equipment and personnel on behalf of the Fund's investment advisor and is reimbursed by the Fund for its services.

The sub-administration fee for each Fund is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% as net assets increase, to the average daily net asset value of the Fund. For the California Fund, Massachusetts Fund, Missouri Fund, New York Fund and Pennsylvania Fund, the sub-administration fee is paid by the investment manager and is not a fund expense.

During the six months ended September 30, 1998, the Funds paid or accrued to EIS the following amounts for certain administrative services:

         California Fund........................... $ 1,941
         Connecticut Fund..........................   7,583
         Massachusetts Fund........................     632
         Missouri Fund.............................   1,492
         New Jersey Fund...........................  17,390
         New York Fund.............................   1,523
         Pennsylvania Fund.........................  16,742

Evergreen Service Company ("ESC"), an indirect, wholly-owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for the Funds.

                            [GRAPHIC APPEARS HERE]

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds. BISYS as sub-administrator provides the officers of the Funds.

7. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

8. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly installments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

9. ACQUISITIONS

On November 24, 1997, the Connecticut Fund commenced operations of its Class Y shares as a result of the conversion of common trust funds managed by First Union National Bank, a subsidiary of First Union. Also, as a result of this conversion, the New Jersey Fund and Pennsylvania Fund each acquired substantially all of the net assets of comparable common trusts in exchange for Class Y shares of the respective Funds.

On July 27, 1998, the New Jersey Fund acquired substantially all of the assets and assumed certain liabilities of CoreFund New Jersey Municipal Bond Fund in an exchange for Class A and Class Y shares of New Jersey Fund. Also, the Pennsylvania Fund acquired substantially all of the assets and assumed certain liabilities of CoreFund Pennsylvania Municipal Bond Fund in an exchange for Class A and Class Y shares of Pennsylvania Fund.

These conversions and acquisitions were accomplished by a tax-free exchange of the respective shares of each Fund. The value of net assets acquired, number of shares issued, unrealized appreciation acquired and the aggregate net assets of each fund immediately after the acquisition are as follows:

                                                                         Value of Net     Number of    Unrealized
Acquiring Fund                       Acquired Fund                      Assets Acquired Shares Issued Appreciation
------------------------------------------------------------------------------------------------------------------
Connecticut
 Fund........... Common Trust Fund -- Connecticut Tax Exempt Bond Fund   $ 65,325,420    10,328,861    $1,892,387
New Jersey
 Fund........... Common Trust Fund -- New Jersey Tax Exempt Bond Fund      93,692,061     8,501,660     2,874,242
New Jersey
 Fund........... CoreFund New Jersey Municipal Bond Fund                    2,289,826       205,814       104,332
Pennsylvania
 Fund........... Common Trust Fund -- Pennsylvania Tax Exempt Bond Fund   147,227,043    12,689,439     4,980,000
Pennsylvania
 Fund........... CoreFund Pennsylvania Municipal Bond Fund                 19,628,667     1,676,246       443,113

                    Net Assets
Acquiring Fund   After Acquisition
----------------------------------
Connecticut
 Fund...........   $ 65,325,420
New Jersey
 Fund...........    147,179,376
New Jersey
 Fund...........    160,691,863
Pennsylvania
 Fund...........    216,012,549
Pennsylvania
 Fund...........    242,223,339

10. FINANCING AGREEMENT

On December 22, 1997, a financing agreement among all of the Evergreen Funds, State Street Bank and Trust Company ("State Street") and a group of banks (collectively, the "Banks") became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit facility is allocated, under the terms of the financing agreement, among the Banks. The credit facility is to be accessed by the Funds for temporary or emergency purposes only and is subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be incurred on the unused portion of the committed facility, which will be allocated to all Funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one-time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds.

                            [GRAPHIC APPEARS HERE]

During the six months ended September 30, 1998, the Funds had no borrowings under these agreements.

11. CONCENTRATION OF CREDIT RISK

Each Fund invests a substantial portion of its assets in issuers located in a single state, therefore, it may be more affected by economic and political developments in a specific state or region than would be a comparable general tax-exempt mutual fund.

12. YEAR 2000

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisors are taking steps to address this potential year 2000 problem with respect to the computer systems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

                                Evergreen Funds

Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Exempt
Short Intermediate Municipal Fund
High Grade Tax Free Fund
Tax Free Fund
California Tax Free Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
Massachusetts Tax Free Fund
Missouri Tax Free Fund
New Jersey Tax Free Income Fund
New York Tax Free Fund
North Carolina Municipal Bond Fund
Pennsylvania Tax Free Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced
American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income
Utility Fund
Income and Growth Fund
Fund for Total Return
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Equity Income Fund

Domestic Growth
Tax Strategic Equity Fund
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Micro Cap Fund

Global International
Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800.343.3858

Investor Services
800.343.2898

Retirement Plan Services
800.247.4075

www.evergreen-funds.com


                                                       ---------------
[LOGO OF EVERGREEN FUNDS(SM) APPEARS HERE]                BULK RATE
200 Berkeley Street                                     U.S. POSTAGE
Boston, MA 02116                                            PAID
                                                        PERMIT NO. 19
                                                         HUDSON, MA
                                                       ---------------

                                   Evergreen


                                    National

                                    Municipal
   May 31, 1998
                                   Bond Funds
   Annual Report




[LOGO OF EVERGREEN FUNDS(SM)
       APPEARS HERE]

--------------------------------------------------------------------------------
                               Table of Contents
--------------------------------------------------------------------------------


Letter to Shareholders ...............................................         1

Evergreen High Grade Tax Free Fund

     Fund at a Glance ................................................         2

     Portfolio Manager Interview .....................................         3

Evergreen Short Intermediate
Municipal Fund

     Fund at a Glance ................................................         6

     Portfolio Manager Interview .....................................         7

Evergreen Tax Free Fund

     Fund at a Glance ................................................         9

     Portfolio Manager Interview .....................................        10

Financial Highlights

     Evergreen High Grade Tax Free Fund ..............................        13

     Evergreen Short Intermediate Municipal
       Fund ..........................................................        15

     Evergreen Tax Free Fund .........................................        17

Schedule of Investments

     Evergreen High Grade Tax Free Fund ..............................        20

     Evergreen Short Intermediate
       Municipal Fund ................................................        24

     Evergreen Tax Free Fund .........................................        27

Statements of Assets and Liabilities .................................        39

Statements of Operations .............................................        40

Statements of Changes in Net Assets --

     Year ended May 31, 1998 .........................................        42

Statements of Changes in Net Assets --

     Prior Periods ...................................................        43

Combined Notes to Financial
Statements ...........................................................        44

Report of Independent Accountants ....................................        52

Independent Auditors' Report .........................................        53

Additional Information ...............................................        54



--------------------------------------------------------------------------------
                                Evergreen Funds
--------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with more than $47 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broader range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.


This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

               -----------------------------------------------------------------
Mutual Funds:   ARE NOT FDIC INSURED   May lose value . Are not bank guaranteed
               -----------------------------------------------------------------

                       Evergreen Funds Distributor, Inc.
     Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.

                             Letter to Shareholders
                             ----------------------
                                   July 1998



[PHOTO OF WILLIAM M. ENNIS
 MANAGING DIRECTOR APPEARS HERE]

Dear Shareholders:


Tax-advantaged investing can make a real difference, as witnessed by the performance of the Evergreen National Municipal Bond Funds during the 12-month period that ended on May 31, 1998.

The three Evergreen National Municipal Bond Funds, whose performance we review in this report, each delivered generous returns on an absolute basis./1/ When one considers the after-tax returns for investors in federal income tax brackets of 31% or higher, however, the real returns are even more impressive, especially in an environment in which inflation is held to approximately 2% per year.

Excellent Value

Even after such strong returns, the municipal bond market is offering excellent relative value. At the close of the fiscal period on May 31, for example, municipal bonds were paying yields equal to approximately 90% of equivalent quality taxable bonds./2/ On a net, after-tax basis, the income from the municipal bonds actually exceeded that of comparable taxable bonds. Typically, municipal bonds are considered an excellent value when they pay 85% of the income of taxable bonds.

When you consider these yield relationships and the relatively high valuations in the domestic stock markets, municipal bonds represent one of the best values in the capital markets today.

Diversification Strategy

Municipal bonds also represent an excellent way to increase the diversification of one's total investment portfolio, particularly for those investors in the higher income tax brackets. For those individuals who are concerned about volatility in the stock market, but who want to avoid the tax consequences of bond funds, municipal bond funds offer a prudent way to diversify and help reduce one's overall investment risk. The municipal bond market, which has been able to absorb a high volume of new bond issues during the past 12 months, also has demonstrated that it is a strong, vital and mature part of the capital markets.

Long-term View

While our near-term outlook for the municipal bond market is optimistic, we encourage shareholders to be mindful that the investment environment is changing continually. In particular, the economic and currency crisis in Asia could slow down the growth of the U.S. economy, which could have an impact on municipal finances. We do not see this possibility as cause for alarm. We do think it is important, however, to remind shareholders of these possibilities and to remind them that the most successful investors are those who adhere to a consistent long-term strategy through changing economic conditions.

At Evergreen Funds, we are committed to providing a strong array of funds with complementary objectives and strategies to help investors and their financial advisors assemble personal portfolios that make sense for their needs and risk tolerances over the long run.

We can also help by providing the information you require about Evergreen Funds. If you have any questions about the Evergreen National Municipal Bond Funds or other Evergreen mutual funds, we encourage you to consult your financial advisor or call us at 800-343-2898.

Thank you for your continued investment in Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
Managing Director
Evergreen Funds


/1/ Some portion of the Funds' income maybe subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.
/2/ Source: Bond Buyer's Index.

                                   EVERGREEN
                            High Grade Tax Free Fund

                      Fund at a Glance as of May 31, 1998

It was a favorable period for municipal bond investing. The insured municipal bonds, which this Fund emphasizes, continued to increase in presence and importance in the overall market.



                                   Portfolio
                                  Management
                  ------------------------------------------

                  [PHOTO OF JAMES T. COLBY III APPEARS HERE]

                              James T. Colby III
                             Tenure: February 1992




                          ----------------------------
                            CURRENT INVESTMENT STYLE
                          ----------------------------

                             [GRAPH APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 3/31/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

Source: 1998 Morningstar, Inc.



--------------------------------------------------------------------------------
                            Performance and Returns
--------------------------------------------------------------------------------

                                                     Class A  Class B  Class Y
Inception Date                                       2/21/92  1/11/93  2/28/94
 ................................................................................
Average Annual Returns*
 ................................................................................
One year with sales charge                            3.71%    3.07%     N/A
 ................................................................................
One year w/o sales charge                             8.88%    8.07%    9.15%
 ................................................................................
3 years                                               4.80%    4.82%    6.78%
 ................................................................................
5 years                                               5.04%    5.02%      --
 ................................................................................
Since Inception                                       6.45%    5.84%    6.05%
 ...............................................................................
Maximum Sales Charge                                  4.75%    5.00%     N/A
                                                    Front End  CDSC
 ................................................................................
30-day SEC yield                                      4.01%    3.47%    4.46%
 ................................................................................
Taxable equivalent yield**                            6.64%    5.75%    7.38%
 ................................................................................
12-month dividends per share                         $0.48    $0.40    $0.51
 ................................................................................
*   Adjusted for maximum applicable sales charge

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.


--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------


                           [LINE GRAPH APPEARS HERE]

                                                        Evergreen High Grade
                Consumer           Lehman Brothers         Tax Free Fund
  Date        Price Index        Insured Bond Index        Class A Shares
--------      ------------       ------------------     --------------------
  2/92          10,000                10,000                    9,525
  5/92          10,079                10,206                    9,738
  5/93          10,404                11,540                   10,964
  5/94          10,642                11,781                   11,090
  5/95          10,981                12,909                   12,182
  5/96          11,290                13,474                   12,638
  5/97          11,551                14,429                   13,522
  5/98          11,746                15,849                   14,723

Comparison of a $10,000 investment in Evergreen High Grade Tax Free Fund,
Class A shares, versus a similar investment in the Lehman Brothers Insured Bond Index (LBIBI) and the Consumer Price Index (CPI).






Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Lehman Brothers Insured Bond Index is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                            High Grade Tax Free Fund

                          Portfolio Manager Interview


How did the Fund perform during the year?

The Fund had strong performance. For the 12 months that ended May 31, 1998, the Fund's Class A shares had a total return of 8.88%, while Class B and Y shares had returns of 8.07% and 9.15%, respectively. These returns are unadjusted for any applicable sales charges. The returns were very competitive, compared to the average return of 8.78% for the 52 funds in the Lipper Insured Municipal Bond Fund category for the same period. Lipper Analytical Services is an independent mutual fund rating company.


                                    Portfolio
                                 Characteristics
                                 ---------------

Total Net Assets                                                    $122,324,143
 ................................................................................
Average Credit Quality                                                       AAA
 ................................................................................
Average Maturity                                                      20.0 years
 ................................................................................
Average Duration                                                       8.2 years
 ................................................................................


What was the investment environment like during the 12 months?

It was a favorable period for municipal bond investing. The insured municipal bonds, which this Fund emphasizes, continued to increase in presence and importance in the overall market.

The U.S. economy had strong growth that was accompanied by low inflation. Beginning in late 1997, the overall bond market was aided by the effects of the economic slowdown in Asia, which helped keep inflation and interest rates low. During the 12 months, the yield on the 30-year Treasury Bond declined by more than a full percentage point, from 6.90% to 5.80%. As a general rule, bond prices tend to increase as interest rates decrease.

The municipal bond market also had a good year, although it did not perform as well as the Treasury market. The yield on 30-year AAA-rated municipal bonds, as reflected by the Bond Buyers 40 Index, fell from 5.65% to 5.20%. A major factor in the underperformance was the large supply of new bond issues and the anticipated impact of the largest new municipal bond issuance in history in mid-May, a $3.5 billion offering for the Long Island Power Authority, which created some short-term volatility. Municipal bond market investors were concerned that this issuance might cause an over-supply of bonds and hurt bond prices. In fact, the Long Island Power offering went well, and municipal bonds recovered smartly in late May. Supply clearly was the story for much of 1997, which saw the second-largest issuance of new municipal bond debt of this decade. This large new supply was created both by the need to fund new public projects and by refinancing by public agencies that are refunding their older debt with lower-interest-rate bonds.

While the municipal bond market did not perform as well as the overall bond market during the year, the result now is that there is excellent investment value in municipal bonds. For example, AAA-rated municipal bonds on May 31 were offering about 90% of the yield of a 30-year Treasury, but with after-tax advantages that the taxable bonds do not offer.

--------------------------------------------------------------------------------
                               Portfolio Quality
--------------------------------------------------------------------------------
(as a percentage of portfolio assets)


                           [PIE CHART APPEARS HERE]

                                  AAA - 82.6%
                                  AA - 11.8%
                                   A -  5.6%

                                   EVERGREEN
                            High Grade Tax Free Fund

                          Portfolio Manager Interview


At the close of the fiscal year on May 31, 1998, 87% of Fund assets were invested in insured municipal bonds. What was the environment like for insured bonds, in which the Fund principally invests?

Due to increased issuance during the year, yields on insured municipal bonds have risen in relation to the yields on uninsured bonds. As a result, insured municipal bonds now are relatively cheaper in price because they have underperformed general, uninsured municipal bonds. Shareholders of this Fund now receive a comparably better yield in relation to a general municipal bond fund than they did a year ago.

To understand how this happened, it is important to note how insured bonds have come to occupy a larger presence in the municipal bond market. Five years ago, approximately 25% of outstanding municipal bonds were insured, which means they receive the equivalent of an AAA rating when their issuers purchase the added insurance. Currently, approximately 50% of the bonds are insured. The primary cause of this growth is the intense competition of municipal bond insurers, which has driven down the cost of insurance and made it increasingly attractive for bond issuers to pay the insurance premium and receive the benefits of lower debt service costs.

As a consequence, insured bonds now are extremely liquid because owners understand they can easily sell their securities whenever they want or need to, knowing there always will be a buyer at a good price for an insured bond carrying the equivalent of an AAA rating. This liquidity also means that the price of insured bonds has become more volatile.

The trend of insured bonds taking a greater presence in the market has been going on for some time and is likely to continue. At least part of all the very large new issuances, including that of the Long Island Power Authority, have offered insured bonds.

What were your principal strategies during the year in terms of interest rate sensitivity?

The High Grade Tax Free Fund, throughout the year, has had a somewhat longer duration, or interest rate sensitivity, than the average duration of competing funds. This is consistent with our view that with no inflationary pressures in sight, the long-term trend was toward declining interest rates. That proved to be true during the year. Until January, we had a duration approximately half-a-year longer than the Fund's peer group. After interest rates hit their low point in January, we pulled back a little to reduce volatility. The Fund still is long, but only slightly longer than its peer group average.

As of May 31, 1998, the Fund's duration was 8.15 years, compared to 8.45 years in June 1997. Average weighted maturity, on May 31, 1998, was 20 years.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(as a percentage of net assets)

                           [PIE CHART APPEARS HERE]

Industrial Development/Pollution Control - 15.4%
Hospitals - 14.1%
Water & Sewer - 14.0%
Transportation - 11.2%
Electric Power - 10.5%
Housing - 8.7%
Other Investments and other assets and liabilities, net - 7.4%
General Obligation - Local - 6.9%
General Obligation - State - 6.1%
Airports - 5.7%

                                   EVERGREEN
                            High Grade Tax Free Fund

                          Portfolio Manager Interview



What strategies did you follow in terms of sector selection for the 12 months?

We looked for opportunities to add incremental yield through sector selection. This led us to buy housing bonds, some of which may be subject to the alternative minimum tax, and to invest in the transportation and utilities sectors. The market provided a number of opportunities both because of the start of many new public construction projects and programs and because of the continued deregulation of utilities. Consolidation and deregulation in the utilities industry has resulted in some price volatility because of uncertainty about the future of utilities. Confusion presents opportunity.

As of May 31, 1998, water and sewer, transportation, and electric power projects represented more than 35% of portfolio assets.

What is your outlook?

Our outlook is favorable for the municipal bond market and the Evergreen High Grade Tax Free Fund. While we do not intend to make short-term interest rate plays, we still believe the long-term trend of interest rates is to decline, so the Fund will be slightly longer in duration than its peer group.

The equity markets suffered quite a shock in the fourth quarter of 1997 because of the Asian crisis. Interest rates came down as investors fled to the quality of fixed income securities. We don't think we're out of the woods with Asia, and problems may still appear in Japan, Indonesia and other Asian markets. If this were to happen, the equity markets could have difficulty and the fixed income markets could benefit. Demand from Asia still represents enough of a stimulus to the U.S. economy so that inflationary pressures in the U.S. would decline if demand from Asia were to decrease. This would take away any fear by the Federal Reserve of a build-up of inflationary pressures and decrease the temptation to raise short-term rates in the United States.

The sustained flow of new issues in the municipal bond market is likely to mean that this market will under-perform the U.S. Treasury market. This will mean, however, that municipal bonds will continue to offer yields on an after-tax basis that will be very attractive when compared to Treasuries.

You have managed the Evergreen High Grade Tax Free Fund since 1992. Recently you became co-manager of the Evergreen Tax Free Fund. What are the differences between the two funds?

The main difference is in absolute quality. The Evergreen High Grade Tax Free Fund will always have 65% or more of its assets in insured municipal bonds, and it always will have an average credit quality of AAA. As of May 31, almost 83% of assets of the Evergreen High Grade Tax Free Fund were rated AAA, compared to about 56% of assets rated AAA in the Evergreen Tax Free Fund.

The Evergreen Tax Free Fund is a diversified, longer-maturity fund whose purpose is to create higher returns and higher yields. It still will emphasize quality investments, as illustrated by its average credit quality of AA on May 31. Without sacrificing quality, we will try to find additional yield for shareholders by selecting bonds from different sectors and quality ratings. Over the years, there will be times when one fund will have better performance than the other, depending upon market conditions. Typically, however, one would expect the Evergreen Tax Free Fund to pay somewhat higher yields than the Evergreen High Grade Tax Free Fund.

                                   EVERGREEN
                       Short Intermediate Municipal Fund
                      Fund at a Glance as of May 31, 1998





Two factors bode particularly well for the municipal market going forward: a favorable supply/demand backdrop and the fact that yields on municipals are at their most attractive levels in quite some time.



                                    Portfolio
                                   Management
            --------------------------------------------------------
                  [PHOTO OF RICHARD K. MARRONE APPEARS HERE]
                           Tenure: December 1, 1997



CURRENT INVESTMENT STYLE

Morningstar's Style Box is based on a portfolio date as of 3/31/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

Source: 1998 Morningstar, Inc.





                            PERFORMANCE AND RETURNS

                                                     Class A  Class B  Class Y
Inception Date                                        1/5/95   1/5/95  7/17/91
 ................................................................................
Average Annual Returns*
 ................................................................................
One year with sales charge                           1.69%   (0.93%)     N/A
 ................................................................................
One year w/o sales charge                            5.11%    4.07%     5.11%
 ...............................................................................
3 years                                              3.17%    2.47%     4.42%
 ................................................................................
5 years                                              --       --        3.88%
 ................................................................................
Since Inception                                      3.89%    3.16%     4.92%
 ................................................................................
Maximum Sales Charge                                 3.25%    5.00%      N/A
                                                   Front End  CDSC
 ................................................................................
30-day SEC yield                                     3.51%    2.74%     3.73%
 ................................................................................
Taxable equivalent yield**                           5.81%    4.54%     6.18%
 ................................................................................
12-month dividends per share                        $0.41    $0.32     $0.42
 ................................................................................

*   Adjusted for maximum applicable sales charge
** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

                                LONG TERM GROWTH

                           [LINE GRAPH APPEARS HERE]

                                      Lehman Brothers 3 Year     Evergreen Short Intermediate
Date          Consumer Price Index     Municipal Bond Index      Municipal Fund Class A Shares
----          --------------------     --------------------      -----------------------------
1/95                 10,000                   10,000                        9,675
5/95                 10,126                   10,387                        9,960
11/95                10,216                   10,753                       10,256
5/96                 10,412                   10,881                       10,309
11/96                10,552                   11,271                       10,661
5/97                 10,652                   11,463                       10,754
11/97                10,745                   11,814                       11,052
5/98                 10,832                   12,112                       11,304

Comparison of a $10,000 investment in Evergreen Short Intermediate Municipal Fund, Class A shares, versus a similar investment in the Lehman Brothers 3 Year Municipal Bond Index (LB3YMBI), and the Consumer Price Index (CPI).



Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Lehman Brothers 3 Year Municipal Bond Index is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN

                       Short Intermediate Municipal Fund

                          Portfolio Manager Interview




How did the Fund perform during the fiscal period?

The Evergreen Short Intermediate Municipal Bond Fund Class A shares posted a total return of 5.11% for the 12 months ended May 31, 1998, unadjusted for sales charges. This performance modestly underperformed the 5.26% average return for the 31 short intermediate municipal debt funds tracked by Lipper Analytical Services.



                                   Portfolio
                                Characteristics
                                ---------------

Total Net Assets                                                    $180,263,640
 ...............................................................................
Average Credit Quality                                                       AA+
 ................................................................................
Average Maturity                                                       4.6 years
 ................................................................................
Average Duration                                                       3.5 years
 ................................................................................


What was the environment like for bonds during this period?

The U.S. economy provided a favorable backdrop for fixed income investors during the fiscal year. Strong economic growth, low unemployment and benign inflation resonated throughout the U.S., propelling the Consumer Confidence Index to soar to its highest level in 25 years.

The only threat to U.S. investors was the overseas financial crisis which originated in Southeast Asia before spreading throughout foreign markets. Investors feared that devalued foreign currencies and major defaults would negatively impact earnings of U.S. companies operating in that region.

The net result to U.S. markets, however, was generally positive as devalued Asian currencies and declining prices on U.S. imports prompted falling interest rates which boosted bond prices. During the 12 months, the yield on the benchmark 30-year Treasury bond declined steadily from 6.90% to 5.80%.

                             PORTFOLIO COMPOSITION
                        (as a percentage of net assets)



                           [PIE CHART APPEARS HERE]


Other investments and other assets and liabilities, net -- 23.9%
Escrow -- 12.1%
Hospitals -- 9.5%
Industrial Development -- 8.2%
General Obligation - Local -- 8.2%
General Obligation - State -- 8.0%
Education -- 7.5%
Transportation -- 6.3%
Sales -- 6.0%
Utility -- 6.0%
Housing -- 4.3%


What was your investment strategy within this environment?

The Fund underwent a merger in November 1997 which dramatically increased net assets, from $46 million to $195 million. Following the merger, our primary strategy has been to increase the Fund's current yield.

Consistent with this strategy, high grade bonds were sold and replaced with bonds with higher yields -- due primarily to their structure, i.e., calls and housing bonds. By pursuing a higher coupon structure, we feel the portfolio will be better able to provide a stable stream of income as well as a degree of stability amid a potentially volatile market environment.

                                   EVERGREEN
                       Short Intermediate Municipal Fund
                          Portfolio Manager Interview



In addition, we added securities -- such as zero coupon bonds -- which are more sensitive to interest rate movements. An increased weighting in such securities will allow the Fund to more fully participate in a municipal market rally.





                           PORTFOLIO CREDIT QUALITY
                     (as a percentage of portfolio assets)

                           [PIE CHART APPEARS HERE]


AAA -- 47.1%
A -- 16.9%
Not Rated -- 13.4%
AA -- 11.9%
BBB -- 10.7%


What is your outlook going forward?

Technically speaking, we feel municipal bonds remain solid. Two factors bode particularly well for the municipal market going forward: a favorable supply/demand backdrop and the fact that yields on municipals are at their most attractive levels in quite some time. These two factors have created a buying opportunity which should allow municipal bonds to outperform in the coming months.

Looking ahead, we anticipate interest rates to remain relatively stable as a result of slower domestic growth, the after-effects of the Asian crisis and benign inflation. Although the effects until now have been generally positive, we recognize that the fallout from the Asian crisis can still cause problems and create volatility in the market. We will be mindful of potential pitfalls and continue to monitor the market for hidden value and potential opportunities, while adhering to our income-oriented strategy.

                                   EVERGREEN
                                 Tax Free Fund
                      Fund at a Glance as of May 31, 1998




We intend to reduce the volatility or fluctuations of returns by keeping interest rate sensitivity or duration closer to the benchmark index and our peer group of mutual funds.




                                    Portfolio
                                   Management
            -------------------------------------------------------
                   PHOTO OF JAMES T. COLBY III APPEARS HERE]
                              Tenure: April 1998









                   [PHOTO OF GEORGE J. KIMBALL APPEARS HERE]
                              Tenure: April 1998



                            CURRENT INVESTMENT STYLE

Morningstar's Style Box is based on a portfolio date as of 3/31/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

Source: 1998 Morningstar, Inc.



                             PERFORMANCE AND RETURNS

                                                                      Class B
Inception Date                                                        1/19/78
 ................................................................................
Average Annual Returns*
 ................................................................................
One year with sales charge                                             2.72%
 ................................................................................
One year w/o sales charge                                              7.72%
 ................................................................................
3 years                                                                5.18%
 ...............................................................................
5 years                                                                4.91%
 ................................................................................
10 years                                                               7.25%
 ................................................................................
Since Inception                                                        7.04%
 ................................................................................
Maximum Sales Charge                                                   5.00%
                                                                       CDSC
 ................................................................................
30-day SEC Yield                                                       3.73%
 ................................................................................
Taxable equivalent yield**                                             6.18%
 ...............................................................................
12-month distributions per share                                      $0.46
 ................................................................................
*   Adjusted for maximum applicable sales charge
** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

Note: Class A and C shares were introduced in January 1998, and do not have historical performance as of this reporting.


                               LONG TERM GROWTH


                           [LINE GRAPH APPEARS HERE]

                                   Lehman Brothers      Evergreen High Grade
                Consumer              Municipal            Tax Free Fund
  Date        Price Index            Bond Index            Class B Shares
--------      ------------       ------------------     --------------------
  5/88          10,000                10,000                   10,000
  5/89          10,536                11,151                   11,181
  5/90          10,996                11,968                   11,864
  5/91          11,540                13,174                   12,933
  5/92          11,889                14,468                   14,113
  5/93          12,272                16,199                   15,613
  5/94          12,553                16,599                   15,630
  5/95          12,953                18,111                   16,869
  5/96          13,318                18,939                   17,462
  5/97          13,626                20,508                   18,693
  5/98          13,855                22,430                   20,136

Comparison of a $10,000 investment in Evergreen Tax Free Fund, Class B shares, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI), and the Consumer Price Index (CPI).




Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The Lehman Brothers Municipal Bond Index is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                   EVERGREEN
                                 Tax Free Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


How did the Fund perform for the fiscal year?

The Evergreen Tax Free Fund, Class B, had a total return of 7.72% for the 12-month period ending May 31, 1998, unadjusted for deferred sales charge.



                                    Portfolio
                                 Characteristics

Total Net Assets                                                  $1,375,699,148
 ................................................................................
Average Credit Quality                                                        AA
 ................................................................................
Average Maturity                                                      19.5 years
 ................................................................................
Average Duration                                                       7.8 years
 ................................................................................


What was the investment environment like during the 12 months?

It was a favorable period for municipal bond investing. The U.S. economy had strong growth that was accompanied by low inflation. Beginning in late 1997, the overall bond market was aided by the effects of the economic slowdown in Asia, which helped keep inflation and interest rates low. During the 12 months, the yield on the 30-year Treasury Bond declined by more than a full percentage point, from 6.90% to 5.80%. As a general rule, bond prices tend to increase as interest rates decrease.

The municipal bond market also had a good year, although it did not perform as well as the Treasury market. The yield on 30-year AAA-rated municipal bonds, as reflected by the Bond Buyers 40 Index, fell from 5.65% to 5.20%. In addition, interest rates in the municipal bond market tended to fluctuate more than in the Treasury market toward the end of the fiscal year. A major factor was the anticipated impact of the largest new municipal bond issuance in history in mid-May, a $3.5 billion offering for the Long Island Power Authority, which created some short-term volatility. Municipal bond market investors were concerned that this issuance might cause an over-supply of bonds and hurt bond prices. In fact, the Long Island Power offering went well, and municipal bonds recovered somewhat in late May. Supply also was a factor in much of 1997, which saw the second-largest issuance of new municipal bond debt of this decade. This large supply of new bonds was created both by the need to fund new public projects and by refinancing by public agencies that were refunding their older debt with lower-interest-rate bonds

While the municipal bond market did not perform as well as the overall bond market during the year, the effect now is that there is excellent investment value in municipal bonds. For example, AAA-rated municipal bonds on May 31 were offering about 90% of the yield of a 30-year Treasury, but with after-tax advantages that the taxable bonds do not offer.

--------------------------------------------------------------------------------
                             AVERAGE CREDIT QUALITY
--------------------------------------------------------------------------------
(as a percentage of portfolio assets)

                           [PIE CHART APPEARS HERE]

AAA --  55.8%
A   --  16.7%
AA  --  14.0%
BBB --  11.7%
Not Rated --  1.1%
BB  --  0.7%

--------------------------------------------------------------------------------
                                   EVERGREEN
                                 Tax Free Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview


You became co-managers of the Evergreen Tax Free Fund on April 1, 1998. What have been your principal strategies since taking over the Fund?

Prior to our taking over management, the Fund tended to hold longer-maturity bonds than many other national municipal bond funds. It also emphasized fairly high credit quality, typically with 60% or more of net assets invested in AAA-rated bonds. The Fund maintained an emphasis on non-callable bonds, which can't be called back by their issuers for a specified period of time, and had a relatively large position in pre-refunded bonds, or bonds issued to refinance the debt of older bonds with higher interest rates. Non-callable bonds and pre-refunded bonds, because they offer income protection, often pay lower yields than other bonds of comparable quality and maturity.

Since we have assumed management of the Fund, we have tried to position the Fund for consistent, less volatile performance and we have sought to add incremental returns through credit quality selection and sector selection. We have, for example, sold some pre-refunded bonds to gain additional yield for the Fund.

We are not trying to sacrifice the quality of the portfolio, but we have tried to add incremental yield by moving out of some sectors such as non-callable and pre-refunded bonds. We believe that with two managers, we are able to canvas all sectors of the municipal bond market, keep an eye on the Fund holdings, and respond quickly to changes in the market.

While the Fund's average credit quality on May 31 was AA, the same as it was on December 31, 1997, we have reduced the AAA-rated position somewhat from 58% of net assets to about 56%. We have bought some AA-, A-, and BBB-rated bonds, and occasionally some non-rated securities we think are of comparable quality to other bonds in the portfolio. By doing this, we have picked up additional yield.

We have emphasized the hospital and transportation sectors for the yield advantage they tend to offer, while adding to our position in housing bonds, some of which may be subject to the alternative minimum tax. Again, the purpose was to gain some additional yield for shareholders.

We have reduced the Fund's interest rate risk somewhat, with duration moving from 8.5 years on December 31 to 7.8 years on May 31. This is more in line with the duration of other funds in the same Lipper category of national tax-free funds.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(as a percentage of net assets)


                           [PIE CHART APPEARS HERE]


Other investments and other assets and liabilites, net -- 18.5%
Hospitals -- 14.5%
Transportation -- 11.0%
Electric Power -- 10.7%
Industrial Development/Pollution Control -- 9.8%
Housing -- 9.4%
General Obligation - Local -- 8.0%
Water & Sewer -- 6.7%
General Obligation - State -- 5.8%
Pre-refunded -- 5.6%

--------------------------------------------------------------------------------
                                   EVERGREEN
                                 Tax Free Fund
--------------------------------------------------------------------------------
                          Portfolio Manager Interview

How would you describe your investment style?

We do not try to make interest rate bets by trying to anticipate the short-term movement of rates. We intend to reduce the volatility or fluctuations of returns by keeping interest rate sensitivity or duration closer to the benchmark index and our peer group of mutual funds. We are value-oriented and opportunity-oriented, trying to derive incremental returns from analysis of credits, of sectors, and of the relationship of the relative yields of longer and shorter-maturity bonds. We believe we can be more successful in providing good returns for shareholders with this investment style than by trying to guess the direction of short-term changes in interest rates. You are very likely to be wrong when you are managing a large portfolio such as that of the Evergreen Tax Free Fund and you are attempting to anticipate short-term movements in interest rates. Until we see macro-economic changes taking place, we think the prudent thing to do is to be neutral in the Fund's interest rate sensitivity and look for value in credit and sector selection.

What is your outlook?

We still have a favorable view of interest rates, as we expect continued low inflation in the domestic economy, which should keep rates down. We are, however, somewhat nervous about the possibility that the Federal Reserve Board may raise short-term rates to cool down the high growth in gross domestic product that we have had. Overall, however, our outlook is positive for the municipal market.

As a result of the relatively strong performance of Treasuries to municipals during the past year, municipal bonds are now providing approximately 90% of the yield of a comparable taxable bond. That means that on an after-tax basis, most individual investors will retain more income from municipal bonds than they would from government bonds. Historically, any time municipal bonds offered a yield of between 87% and 90% of Treasuries, it was considered a "buy opportunity." We have that right now. Municipal bonds offer very good value for shareholders.

           [LOGO OF EVERGREEN HIGH GRADE TAX FREE FUND APPEARS HERE]

                              Financial Highlights
                 (For a share outstanding throughout each year)

                                                                                                            February 21, 1992
                                                                                           Year Ended       (Commencement of
                                     Nine Months                       Eight Months       December 31,      Class Operations)
                       Year Ended       Ended         Year Ended           Ended        ------------------       through
                      May 31, 1998 May 31, 1997 (a) August 31, 1996 August 31, 1995 (d)  1994       1993    December 31, 1992
CLASS A SHARES
Net asset value
 beginning of year      $ 10.89        $ 10.72          $ 10.69           $  9.79       $ 11.16   $  10.42       $ 10.00
                        -------        -------          -------           -------       -------   --------       -------
 .........................................................................
Income from
 investment
 operations
 .........................................................................
Net investment
 income                    0.47           0.37             0.52              0.34          0.52       0.54          0.51
 .........................................................................
Net realized and
 unrealized gain
 (loss) on
 investments               0.48           0.17             0.03              0.90         (1.37)      0.81          0.42
                        -------        -------          -------           -------       -------   --------       -------
 .........................................................................
Total from
 investment
 operations                0.95           0.54             0.55              1.24         (0.85)      1.35          0.93
                        -------        -------          -------           -------       -------   --------       -------
 .........................................................................
Less distributions
 from
 .........................................................................
Net investment
 income                   (0.48)         (0.37)           (0.52)            (0.34)        (0.52)     (0.54)        (0.51)
 ........................................................................
Net realized gain on
 investments                  0              0                0                 0             0      (0.07)            0
                        -------        -------          -------           -------       -------   --------       -------
 .........................................................................
Total distributions       (0.48)         (0.37)           (0.52)            (0.34)        (0.52)     (0.61)        (0.51)
                        -------        -------          -------           -------       -------   --------       -------
 .........................................................................
Net asset value end
 of year                $ 11.36        $ 10.89          $ 10.72           $ 10.69       $  9.79   $  11.16       $ 10.42
                        -------        -------          -------           -------       -------   --------       -------
 .........................................................................
Total return (c)           8.88%          5.13%            5.21%            12.83%        (7.71%)    13.25%         9.48%
 .........................................................................
Ratios/supplemental
 data
Ratios to average
 net assets
 Expenses                  1.09%          1.03%(b)         0.89%             1.06%(b)      1.01%      0.85%         0.49%(b)
 ........................................................................
 Expenses excluding
  indirectly paid
  expenses                 1.09%          1.03%(b)           --                --            --         --            --
 .........................................................................
 Expenses excluding
  waivers and/or
  reimbursements           1.09%          1.11%(b)         1.09%             1.09%(b)      1.02%      1.07%         1.11%(b)
 .........................................................................
 Net investment
  income                   4.25%          4.60%(b)         4.78%             4.93%(b)      5.04%      4.99%         5.79%(b)
 .........................................................................
Portfolio turnover
 rate                       127%           114%              65%               27%           53%        14%            7%
 .........................................................................
Net assets end of
 year (thousands)       $64,526        $45,814          $50,569           $58,751       $57,676   $101,352       $90,738
 .........................................................................

(a) The Fund changed its fiscal year end from August 31 to May 31.
(b) Annualized.
(c) Excluding applicable sales charges.
(d) The Fund changed its fiscal year end from December 31 to August 31.

                  See Combined Notes to Financial Statements.

[LOGO APPEARS HERE]
                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                                                                                          January 11, 1993
                                                                                                          (Commencement of
                                     Nine Months                       Eight Months                       Class Operations)
                       Year Ended       Ended         Year Ended           Ended           Year Ended          through
                      May 31, 1998 May 31, 1997 (a) August 31, 1996 August 31, 1995 (d) December 31, 1994 December 31, 1993
CLASS B SHARES

NET ASSET VALUE
 BEGINNING OF YEAR      $ 10.89        $ 10.72          $ 10.69           $  9.79            $ 11.16           $ 10.42
                        -------        -------          -------           -------            -------           -------
 ............................................................................................................................
INCOME FROM
 INVESTMENT
 OPERATIONS
 ...........................................................................................................................
Net investment
 income                    0.39           0.31             0.44              0.29               0.46              0.47
 ............................................................................................................................
Net realized and
 unrealized gain
 (loss)
 on investments            0.48           0.17             0.03              0.90              (1.37)             0.81
                        -------        -------          -------           -------            -------           -------
 ............................................................................................................................
Total from
 investment
 operations                0.87           0.48             0.47              1.19              (0.91)             1.28
                        -------        -------          -------           -------            -------           -------
 ...........................................................................................................................
LESS DISTRIBUTIONS
 FROM
 ............................................................................................................................
Net investment
 income                   (0.40)         (0.31)           (0.44)            (0.29)             (0.46)            (0.47)
 ...........................................................................................................................
Net realized gain on
 investments                  0              0                0                 0                  0             (0.07)
                        -------        -------          -------           -------            -------           -------
 ............................................................................................................................
Total distributions       (0.40)         (0.31)           (0.44)            (0.29)             (0.46)            (0.54)
                        -------        -------          -------           -------            -------           -------
 ............................................................................................................................
NET ASSET VALUE END
 OF YEAR                $ 11.36        $ 10.89          $ 10.72           $ 10.69            $  9.79           $ 11.16
                        -------        -------          -------           -------            -------           -------
 ............................................................................................................................
TOTAL RETURN (C)           8.07%          4.55%            4.42%            12.27%             (8.24%)           12.52%
 ............................................................................................................................
RATIOS/SUPPLEMENTAL
 DATA
RATIOS TO AVERAGE
 NET ASSETS
 Expenses                  1.84%          1.78%(b)         1.64%             1.81%(b)           1.58%             1.35%(b)
 ............................................................................................................................
 Expenses excluding
  indirectly paid
  expenses                 1.84%          1.78%(b)           --                --                 --                --
 ............................................................................................................................
 Expenses excluding
  waivers and/or
  reimbursements           1.84%          1.86%(b)         1.84%             1.84%(b)           1.59%             1.57%(b)
 ............................................................................................................................
 Net investment
  income                   3.51%          3.85%(b)         4.03%             4.18%(b)           4.47%             4.44%(b)
 ...........................................................................................................................
PORTFOLIO TURNOVER
 RATE                       127%           114%              65%               27%                53%               14%
 ............................................................................................................................
NET ASSETS END OF
 YEAR (THOUSANDS)       $32,822        $31,874          $32,221           $34,206            $32,435           $41,030
 ............................................................................................................................

                                                                                            February 28, 1994
                                                                                            (Commencement of
                                         Nine Months                       Eight Months     Class Operations)
                           Year Ended       Ended         Year Ended           Ended             through
                          May 31, 1998 May 31, 1997 (a) August 31, 1996 August 31, 1995 (d) December 31, 1994
CLASS Y SHARES

NET ASSET VALUE
 BEGINNING OF YEAR          $ 10.89        $ 10.72          $ 10.69           $  9.79            $10.93
                            -------        -------          -------           -------            ------
 ..............................................................................................................
INCOME FROM INVESTMENT
 OPERATIONS
 ..............................................................................................................
Net investment income          0.51           0.39             0.55              0.36              0.46
 ..............................................................................................................
Net realized and
 unrealized gain (loss)
 on investments                0.47           0.17             0.03              0.90             (1.14)
                            -------        -------          -------           -------            ------
 ..............................................................................................................
Total from investment
 operations                    0.98           0.56             0.58              1.26             (0.68)
                            -------        -------          -------           -------            ------
 ..............................................................................................................
LESS DISTRIBUTIONS FROM
 NET INVESTMENT INCOME        (0.51)         (0.39)           (0.55)            (0.36)            (0.46)
                            -------        -------          -------           -------            ------
 ..............................................................................................................
NET ASSET VALUE END OF
 YEAR                       $ 11.36        $ 10.89          $ 10.72           $ 10.69            $ 9.79
                            -------        -------          -------           -------            ------
 ..............................................................................................................
TOTAL RETURN                   9.15%          5.32%            5.47%            13.02%            (6.29%)
 ..............................................................................................................
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET
 ASSETS
 Expenses                      0.84%          0.78%(b)         0.64%             0.81%(b)          0.76%(b)
 ..............................................................................................................
 Expenses excluding
  indirectly paid
  expenses                     0.84%          0.78%(b)           --                --                --
 ..............................................................................................................
 Expenses excluding
  waivers and/or
  reimbursements               0.84%          0.86%(b)         0.84%             0.84%(b)          0.77%(b)
 ..............................................................................................................
 Net investment income         4.51%          4.85%(b)         5.03%             5.18%(b)          5.46%(b)
 ..............................................................................................................
PORTFOLIO TURNOVER RATE         127%           114%              65%               27%               53%
 ..............................................................................................................
NET ASSETS END OF YEAR
 (THOUSANDS)                $24,976        $24,441          $25,112           $25,079            $4,318
 ..............................................................................................................

(a) The Fund changed its fiscal year end from August 31 to May 31.
(b) Annualized.
(c) Excluding applicable sales charges.
(d) The Fund changed its fiscal year end from December 31 to August 31.

                  See Combined Notes to Financial Statements.

[LOGO APPEARS HERE]
                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                                                         January 5, 1995
                                                                        (Commencement of
                                         Nine Months                    Class Operations)
                           Year Ended       Ended         Year Ended         through
                          May 31, 1998 May 31, 1997 (a) August 31, 1996  August 31, 1995
CLASS A SHARES

NET ASSET VALUE
 BEGINNING OF YEAR           $10.09         $10.08          $ 10.17          $ 9.97
                             ------         ------          -------          ------
 ............................................................................................
INCOME FROM INVESTMENT
 OPERATIONS
 ............................................................................................
Net investment income          0.41           0.30             0.43            0.30
 ............................................................................................
Net realized and
 unrealized gain (loss)
 on investments                0.10           0.01            (0.09)           0.20
                             ------         ------          -------          ------
 ............................................................................................
Total from investment
 operations                    0.51           0.31             0.34            0.50
                             ------         ------          -------          ------
 ............................................................................................
LESS DISTRIBUTIONS FROM
 NET INVESTMENT INCOME        (0.41)         (0.30)           (0.43)          (0.30)
                             ------         ------          -------          ------
 ............................................................................................
NET ASSET VALUE END OF
 YEAR                        $10.19         $10.09          $ 10.08          $10.17
                             ------         ------          -------          ------
 ............................................................................................
TOTAL RETURN (C)               5.11%          3.08%            3.37%           5.09%
 ............................................................................................
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET
 ASSETS
 Expenses                      0.81%          0.84%(b)         0.80%           0.70%(b)
 ............................................................................................
 Expenses excluding
  indirectly paid
  expenses                     0.81%          0.83%(b)           --              --
 ............................................................................................
 Expenses excluding
  waivers and/or
  reimbursements               0.85%          0.96%(b)         1.11%           1.14%(b)
 ............................................................................................
 Net investment income         4.01%          3.94%(b)         4.05%           4.32%(b)
 ............................................................................................
PORTFOLIO TURNOVER RATE          78%            34%              29%             80%
 ...........................................................................................
NET ASSETS END OF YEAR
 (THOUSANDS)                 $6,569         $6,072          $27,722          $6,820
 ............................................................................................

                                                                         January 5, 1995
                                                                        (Commencement of
                                         Nine Months                    Class Operations)
                           Year Ended       Ended         Year Ended         through
                          May 31, 1998 May 31, 1997 (a) August 31, 1996  August 31, 1995
CLASS B SHARES

NET ASSET VALUE
 BEGINNING OF YEAR           $10.10         $10.08          $10.17           $ 9.97
                             ------         ------          ------           ------
 ...........................................................................................
INCOME FROM INVESTMENT
 OPERATIONS
 ............................................................................................
Net investment income          0.32           0.23            0.34             0.24
 ............................................................................................
Net realized and
 unrealized gain (loss)
 on investments                0.09           0.02           (0.09)            0.20
                             ------         ------          ------           ------
 ............................................................................................
Total from investment
 operations                    0.41           0.25            0.25             0.44
                             ------         ------          ------           ------
 ............................................................................................
LESS DISTRIBUTIONS FROM
 NET INVESTMENT INCOME        (0.32)         (0.23)          (0.34)           (0.24)
                             ------         ------          ------           ------
 ............................................................................................
NET ASSET VALUE END OF
 YEAR                        $10.19         $10.10          $10.08           $10.17
                             ------         ------          ------           ------
 ............................................................................................
TOTAL RETURN (C)               4.07%          2.49%           2.44%            4.50%
 ............................................................................................
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET
 ASSETS
 Expenses                      1.71%          1.73%(b)        1.67%            1.58%(b)
 ...........................................................................................
 Expenses excluding
  indirectly paid
  expenses                     1.71%          1.73%(b)          --               --
 ............................................................................................
 Expenses excluding
  waivers and/or
  reimbursements               1.74%          1.86%(b)        2.07%            2.26%(b)
 ............................................................................................
 Net investment income         3.11%          3.04%(b)        3.28%            3.50%(b)
 ............................................................................................
PORTFOLIO TURNOVER RATE          78%            34%             29%              80%
 ............................................................................................
NET ASSETS END OF YEAR
 (THOUSANDS)                 $5,790         $6,742          $7,413           $6,050
 ...........................................................................................

(a) The Fund changed its fiscal year end from August 31 to May 31.
(b) Annualized.
(c) Excluding applicable sales charges.

                  See Combined Notes to Financial Statements.

[LOGO APPEARS HERE]
                              FINANCIAL HIGHLIGHTS
                 (For a share outstanding throughout each year)

                                                                                                         July 17, 1991
                                                                                                       (Commencement of
                                         Nine Months             Year Ended August 31,                 Class Operations)
                           Year Ended       Ended       --------------------------------------------        through
                          May 31, 1998 May 31, 1997 (a)  1996     1995     1994     1993    1992 (c)  August 31, 1991 (c)
CLASS Y SHARES

NET ASSET VALUE
 BEGINNING OF YEAR          $  10.10       $ 10.07      $ 10.17  $ 10.21  $ 10.58  $ 10.33  $ 10.00         $10.00
                            --------       -------      -------  -------  -------  -------  -------         ------
 .........................................................................................................................
INCOME FROM INVESTMENT
 OPERATIONS
 .........................................................................................................................
Net investment income           0.42          0.30         0.43     0.46     0.47     0.49     0.51           0.06
 ........................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments                 0.09          0.03        (0.10)   (0.04)   (0.32)    0.25     0.33              0
                            --------       -------      -------  -------  -------  -------  -------         ------
 .........................................................................................................................
Total from investment
 operations                     0.51          0.33         0.33     0.42     0.15     0.74     0.84           0.06
                            --------       -------      -------  -------  -------  -------  -------         ------
 .........................................................................................................................
LESS DISTRIBUTIONS FROM
 ........................................................................................................................
Net investment income          (0.42)        (0.30)       (0.43)   (0.46)   (0.47)   (0.49)   (0.51)         (0.06)
 .........................................................................................................................
In excess of net
 investment income                 0             0            0        0    (0.03)       0        0              0
 ........................................................................................................................
Net realized gain on
 investments                       0             0            0        0    (0.02)       0        0              0
                            --------       -------      -------  -------  -------  -------  -------         ------
 .........................................................................................................................
Total distributions            (0.42)        (0.30)       (0.43)   (0.46)   (0.52)   (0.49)   (0.51)         (0.06)
                            --------       -------      -------  -------  -------  -------  -------         ------
 .........................................................................................................................
NET ASSET VALUE END OF
 YEAR                       $  10.19       $ 10.10      $ 10.07  $ 10.17  $ 10.21  $ 10.58  $ 10.33         $10.00
                            --------       -------      -------  -------  -------  -------  -------         ------
 .........................................................................................................................
TOTAL RETURN                    5.11%         3.36%        3.30%    4.20%    1.40%    7.40%    8.56%          0.62%
 .........................................................................................................................
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET
 ASSETS
 Expenses                       0.66%         0.74%(b)     0.70%    0.74%    0.58%    0.40%    0.17%          0.00%(b)
 .........................................................................................................................
 Expenses excluding
  indirectly paid
  expenses                      0.66%         0.73%(b)       --       --       --       --       --             --
 .........................................................................................................................
 Expenses excluding
  waivers and/or
  reimbursements                0.70%         0.86%(b)     0.90%    0.86%    0.83%    0.81%    0.86%          1.40%(b)
 .........................................................................................................................
 Net investment income          4.18%         4.04%(b)     4.27%    4.52%    4.54%    4.73%    4.85%          4.93%(b)
 ........................................................................................................................
PORTFOLIO TURNOVER RATE           78%           34%          29%      80%      32%      37%      57%            --
 .........................................................................................................................
NET ASSETS END OF YEAR
 (THOUSANDS)                $167,905       $32,293      $34,893  $40,581  $53,417  $66,607  $54,470         $4,025
 ........................................................................................................................

(a) The Fund changed its fiscal year end from August 31 to May 31.
(b) Annualized.
(c) On November 18, 1991, the Fund was changed to a diversified municipal bond fund with a fluctuating net asset value per share from a non-diversified money market fund with a stable net asset value per share. The shares out-standing and the related per share data as of August 31, 1991 are restated to reflect both a 1 for 2 reverse share split on October 30, 1991 and a 1 for 5 reverse share split on August 19, 1992. Total return calculated after November 18, 1991 reflects the fluctuation in net asset value per share.

                  See Combined Notes to Financial Statements.

[LOGO APPEARS HERE]
                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout the period)

                                                    January 20, 1998
                                                     (Commencement
                                                  of Class Operations)
                                                        through
                                                      May 31, 1998
 CLASS A SHARES

 NET ASSET VALUE BEGINNING OF PERIOD                   $     7.91
                                                       ----------
 .........................................................................
 INCOME FROM INVESTMENT OPERATIONS
 .........................................................................
 Net investment income                                       0.13 (c)
 .........................................................................
 Net realized and unrealized loss on investments            (0.13)
                                                       ----------
 .........................................................................
 Total from investment operations                               0
                                                       ----------
 .........................................................................
 LESS DISTRIBUTIONS FROM NET INVESTMENT INCOME              (0.13)
                                                       ----------
 ........................................................................
 NET ASSET VALUE END OF PERIOD                         $     7.78
                                                       ----------
 .........................................................................
 TOTAL RETURN (B)                                            0.04%
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                   0.93%(a)
 .........................................................................
  Expenses excluding indirectly paid expenses                0.93%(a)
 .........................................................................
  Net investment income                                      4.69%(a)
 .........................................................................
 PORTFOLIO TURNOVER RATE                                       77%
 .........................................................................
 NET ASSETS END OF PERIOD (THOUSANDS)                  $1,243,327
 .........................................................................

(a) Annualized.
(b) Excluding applicable sales charges.
(c) Calculation based on average shares outstanding.

                  See Combined Notes to Financial Statements.

[LOGO APPEARS HERE]
                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout each period)

                            Five Months              Year Ended December 31,
                               Ended       ----------------------------------------------
                          May 31, 1998 (a)    1997        1996        1995        1994
CLASS B SHARES

NET ASSET VALUE
 BEGINNING OF PERIOD          $   7.82     $     7.71  $     7.86  $     7.10  $     8.12
                              --------     ----------  ----------  ----------  ----------
 ...........................................................................................
INCOME FROM INVESTMENT
 OPERATIONS
 ...........................................................................................
Net investment income             0.12 (d)       0.38        0.41        0.41        0.37
 ...........................................................................................
Net realized and
 unrealized gain (loss)
 on investments
 and futures contracts           (0.03)          0.23       (0.17)       0.74       (0.96)
                              --------     ----------  ----------  ----------  ----------
 ..........................................................................................
Total from investment
 operations                       0.09           0.61        0.24        1.15       (0.59)
                              --------     ----------  ----------  ----------  ----------
 ..........................................................................................
LESS DISTRIBUTIONS FROM
 ..........................................................................................
Net investment income            (0.13)         (0.40)      (0.39)      (0.39)      (0.37)
 ..........................................................................................
In excess of net
 investment income                   0              0           0           0       (0.06)
 ..........................................................................................
In excess of net
 realized gain on
 investments                         0              0           0           0           0
                              --------     ----------  ----------  ----------  ----------
 ..........................................................................................
Net realized gain on
 investments                         0          (0.10)          0           0           0
 ..........................................................................................
Total distributions              (0.13)         (0.50)      (0.39)      (0.39)      (0.43)
                              --------     ----------  ----------  ----------  ----------
 ..........................................................................................
NET ASSET VALUE END OF
 PERIOD                       $   7.78     $     7.82  $     7.71  $     7.86  $     7.10
                              --------     ----------  ----------  ----------  ----------
 .........................................................................................
TOTAL RETURN (C)                  1.15%          8.15%       3.15%      16.61%      (7.34%)
 ..........................................................................................
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET
 ASSETS
 Expenses                         1.26%(b)       0.96%       0.87%       0.95%       1.55%
 ..........................................................................................
 Expenses excluding
  indirectly paid
  expenses                        1.25%(b)       0.96%       0.86%       0.94%         --
 ..........................................................................................
 Net investment income            4.32%(b)       4.97%       5.34%       5.41%       4.92%
 ..........................................................................................
PORTFOLIO TURNOVER RATE             77%           126%         69%         56%         84%
 .........................................................................................
NET ASSETS END OF PERIOD
 (THOUSANDS)                  $124,664     $1,375,730  $1,557,886  $1,204,468  $1,197,727
 ..........................................................................................

                                             Year Ended December 31,
                          ---------------------------------------------------------------------
                             1993        1992        1991        1990          1989      1988
CLASS B SHARES

NET ASSET VALUE
 BEGINNING OF PERIOD      $     8.04  $     8.07  $     7.90  $     8.06     $   8.18  $   8.09
                          ----------  ----------  ----------  ----------     --------  --------
 .................................................................................................
INCOME FROM INVESTMENT
 OPERATIONS
 .................................................................................................
Net investment income           0.39        0.46        0.46        0.52 (d)     0.57      0.55
 .................................................................................................
Net realized and
 unrealized gain (loss)
 on investments and
 futures contracts              0.48        0.12        0.36       (0.01)        0.15      0.30
                          ----------  ----------  ----------  ----------     --------  --------
 .................................................................................................
Total from investment
 operations                     0.87        0.58        0.82        0.51         0.72      0.85
                          ----------  ----------  ----------  ----------     --------  --------
 ................................................................................................
LESS DISTRIBUTIONS FROM
 .................................................................................................
Net investment income          (0.39)      (0.46)      (0.46)      (0.52)       (0.60)    (0.63)
 .................................................................................................
In excess of net
 investment income             (0.06)      (0.04)      (0.07)      (0.03)           0         0
 .................................................................................................
In excess of net
 realized gain on
 investments                   (0.01)          0           0           0            0         0
                          ----------  ----------  ----------  ----------     --------  --------
 .................................................................................................
Net realized gain on
 investments                   (0.33)      (0.11)      (0.12)      (0.12)       (0.24)    (0.13)
 ................................................................................................
Total distributions            (0.79)      (0.61)      (0.65)      (0.67)       (0.84)    (0.76)
                          ----------  ----------  ----------  ----------     --------  --------
 .................................................................................................
NET ASSET VALUE END OF
 PERIOD                   $     8.12  $     8.04  $     8.07  $     7.90     $   8.06  $   8.18
                          ----------  ----------  ----------  ----------     --------  --------
 .................................................................................................
TOTAL RETURN (C)               11.15%       7.55%      10.80%       6.66%        9.11%    10.89%
 .................................................................................................
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET
 ASSETS
 Expenses                       1.66%       1.38%       1.75%       1.18%        1.23%     1.79%
 .................................................................................................
 Expenses excluding
  indirectly paid
  expenses                        --          --          --          --           --        --
 .................................................................................................
 Net investment income          4.72%       5.71%       5.78%       6.54%        6.94%     6.74%
 .................................................................................................
PORTFOLIO TURNOVER RATE           76%         78%         77%         64%          69%       61%
 .................................................................................................
NET ASSETS END OF PERIOD
 (THOUSANDS)              $1,548,503  $1,453,199  $1,146,185  $1,060,826     $901,912  $903,132
 .................................................................................................

(a) The Fund changed in its fiscal year end from December 31 to May 31 during the period.
(b) Annualized.
(c) Excluding applicable sales charges.
(d) Calculation based on average shares outstanding.

                  See Combined Notes to Financial Statements.

[LOGO APPEARS HERE]
                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout the period)

                                                    January 26, 1998
                                                     (Commencement
                                                  of Class Operations)
                                                        through
                                                      May 31, 1998
 CLASS C SHARES

 NET ASSET VALUE BEGINNING OF PERIOD                     $ 7.85
                                                         ------
 .........................................................................
 INCOME FROM INVESTMENT OPERATIONS
 .........................................................................
 Net investment income                                     0.11 (c)
 ........................................................................
 Net realized and unrealized loss on investments          (0.07)
                                                         ------
 .........................................................................
 Total from investment operations                          0.04
                                                         ------
 .........................................................................
 LESS DISTRIBUTIONS FROM NET INVESTMENT INCOME            (0.11)
 .........................................................................
                                                         ------
 NET ASSET VALUE END OF PERIOD                           $ 7.78
                                                         ------
 .........................................................................
 TOTAL RETURN (B)                                          0.46%
 .........................................................................
 RATIOS/SUPPLEMENTAL DATA
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                 1.68%(a)
 .........................................................................
  Expenses excluding indirectly paid expenses              1.68%(a)
 .........................................................................
  Net investment income                                    3.94%(a)
 ........................................................................
 PORTFOLIO TURNOVER RATE                                     77%
 .........................................................................
 NET ASSETS END OF PERIOD (THOUSANDS)                    $7,708
 .........................................................................

(a) Annualized.
(b) Excluding applicable sales charges.
(c) Calculation based on average shares outstanding.

                  See Combined Notes to Financial Statements.

[LOGO APPEARS HERE]
                            SCHEDULE OF INVESTMENTS
                                  May 31, 1998

 Principal
   Amount                                                             Value
 LONG-TERM MUNICIPAL OBLIGATIONS - 98.9%
            ALABAMA - 2.8%
            Jefferson County, Alabama,
             Sewer Revenue, Series D:
 $2,000,000 5.75%, 2/1/22, (FGIC)...............................   $  2,115,940
  1,215,000 5.75%, 2/1/27.......................................      1,285,434
                                                                   ------------
                                                                      3,401,374
                                                                   ------------
            ALASKA - 1.7%
  1,000,000 Alaska Housing Finance Corp. Revenue Bond, Series A
             1
             5.30%, 12/1/12, (MBIA).............................      1,022,490
  1,000,000 Valdez, Alaska,
             Marine Terminal Revenue Refunding, Pipeline
             Incorporated Project, Series B
             5.50%, 10/1/28.....................................      1,011,350
                                                                   ------------
                                                                      2,033,840
                                                                   ------------
            ARIZONA - 0.9%
  1,000,000 Creighton, Arizona,
             Elementary School District No. 14 of Maricopa
             County, School Improvements (Project of 1990),
             Series C 1991
            6.50%, 7/1/07, (FGIC)...............................      1,153,450
                                                                   ------------
            CALIFORNIA - 5.5%
  1,000,000 California State, Department of Water Resources,
             Central Valley Project Water Systems, Series Q
            5.375%, 12/1/27, (MBIA).............................      1,016,640
  1,000,000 California State, Public Works Lease, California
             State University Project, Series A
            5.375%, 10/1/17, (AMBAC)............................      1,024,240
  1,000,000 Orange County, California,
             Public Finance Authority
            5.75%, 12/1/10, (AMBAC).............................      1,086,590
  2,000,000 San Francisco, California,
             City & County International Airport, Revenue Bond,
             Second Series Issue 10 A
            5.70%, 5/1/26, (MBIA)...............................      2,087,700
    500,000 San Mateo County, California,
             Joint Powers Finance Authority, Lease Revenue,
             Capital Projects Program, 1993 Series A
            6.50%, 7/1/16, (MBIA)...............................        591,555
  1,000,000 Southern California, Public Power Authority, Mead
             Adelanto Project, Series A
            5.00%, 7/1/17, (AMBAC)..............................        987,840
                                                                   ------------
                                                                      6,794,565
                                                                   ------------
            COLORADO - 1.8%
  1,000,000 Arapahoe County, Colorado,
             Public Highway Authority, Capital Improvements
             Trust Fund Revenue, (E-470 Project)
            6.15%, 8/31/26, (MBIA)..............................      1,111,550
  1,000,000 Colorado, Public Highway Authority,
             (E-470 Project), Senior Series A
            5.75%, 9/1/14.......................................      1,101,520
                                                                   ------------
                                                                      2,213,070
                                                                   ------------

 Principal
   Amount                                                             Value
 LONG-TERM MUNICIPAL OBLIGATIONS - CONTINUED
            DISTRICT OF COLUMBIA - 1.7%
 $2,000,000 District of Columbia, Housing Revenue,
             Carnegie Endowment for International Peace
            5.75%, 11/15/26.....................................   $  2,075,800
                                                                   ------------
            FLORIDA - 2.8%
  1,000,000 Florida State, Board of Education Capital Outlay,
             Series A
            5.00%, 6/1/27.......................................        979,010
  1,250,000 Florida State, Housing Finance Corporation Revenue,
             Homeowner Mortgage, Series 2
            5.35%, 1/1/21, (MBIA)...............................      1,252,062
  1,000,000 Orange County, Florida,
             Health Facilities Authority Revenue, Orlando
             Regional Healthcare Systems, Series 1996C
            6.25%, 10/1/16, (MBIA)..............................      1,155,020
                                                                   ------------
                                                                      3,386,092
                                                                   ------------
            GEORGIA - 2.7%
  1,000,000 Cherokee County, Georgia,
             Water & Sewer Revenue, Franciscan Health
             Partnership
            5.00%, 8/1/27, (FGIC)...............................        974,460
  2,000,000 Georgia State, Municipal Electric Authority, Power
             Revenue, Special Obligation Bond, Series Y
            6.50%, 1/1/17, (MBIA)...............................      2,364,340
                                                                   ------------
                                                                      3,338,800
                                                                   ------------
            HAWAII - 0.9%
  1,000,000 Hawaii State, Airport System Revenue, Second Series
             of 1990
            7.50%, 7/1/20, (FGIC)...............................      1,077,970
                                                                   ------------
            IDAHO - 0.6%
    760,000 Idaho State, Housing Agency, Single Family Mortgage,
             Mezzanine,
             Series C-1
            6.30%, 7/1/11.......................................        806,862
                                                                   ------------
            ILLINOIS - 15.0%
  2,150,000 City of Chicago, Illinois,
             General Obligation, Series 1995
            6.125%, 1/1/16, (AMBAC).............................      2,360,163
  3,005,000 City of Chicago, Illinois,
             Water Refunding Revenue,
             Series 1993
            6.50%, 11/1/15, (FGIC)..............................      3,559,993
            Illinois State, Development Finance Authority
             Pollution Control Refunding Revenue, (Commonwealth
             Edison Co. Project):
  2,000,000 Series 1991
            7.25%, 6/1/11, (MBIA)...............................      2,186,820
  3,000,000 Series 1994D
            6.75%, 3/1/15, (AMBAC)..............................      3,382,950
  1,500,000 Illinois State, Health Facilities Authority Revenue,
             Loyola University Health Systems, Series A
            6.00%, 7/1/13, (MBIA)...............................      1,679,580

[LOGO APPEARS HERE]
                       SCHEDULE OF INVESTMENTS(continued)
                                  May 31, 1998

 Principal
   Amount                                                             Value
 LONG-TERM MUNICIPAL OBLIGATIONS - CONTINUED
            ILLINOIS - CONTINUED
 $1,750,000 Illinois State, Health Facilities Authority, Health
             Facilities Refunding Revenue, Series 1992AA
            6.50%, 6/1/12, (MBIA)...............................   $  2,048,865
  1,000,000 Illinois State, Regional Transportation Authority
             Revenue
            6.00%, 6/1/15.......................................      1,124,690
  1,000,000 Illinois State, Sales Tax Revenue
            5.50%, 6/15/20......................................      1,016,400
  1,000,000 Illinois State, Metropolitan Pier & Exposition
             Authority, Dedicated State Tax Revenue, McCormick
             Plantation Expansion, Series A
            5.25%, 6/15/27......................................        994,070
                                                                   ------------
                                                                     18,353,531
                                                                   ------------
            INDIANA - 3.4%
  1,500,000 Indiana State, Middle School Building Corp.,
             Lawrence Township of Marion County, First Mortgage
             Bond
            6.875%, 7/5/11, (MBIA)..............................      1,820,475
  1,000,000 Indiana State, Municipal Power Agency, Power Supply
             System, 1993 Series B
            6.00%, 1/1/13, (MBIA)...............................      1,127,050
  1,000,000 Indiana State, Transportation Finance Authority,
             Highway Revenue,
             Series 1992A
            6.80%, 12/1/16, (MBIA)..............................      1,213,190
                                                                   ------------
                                                                      4,160,715
                                                                   ------------
            MAINE - 1.0%
  1,000,000 Maine State, Turnpike Authority, Turnpike Revenue,
             Series 1994
            7.125%, 7/1/08, (MBIA)..............................      1,205,250
                                                                   ------------
            MASSACHUSETTS - 5.9%
  1,000,000 Massachusetts State, General Obligation, Series A
            6.50%, 11/1/14, (AMBAC).............................      1,187,800
    500,000 Massachusetts State, Housing Finance Agency, Housing
             Project Revenue, Series A
            6.15%, 10/1/15, (AMBAC).............................        527,000
  1,000,000 Massachusetts State, Industrial Finance Agency,
             Parking Facilities, Avon Associates LLC, Series A
            5.375%, 4/1/20, (MBIA)..............................      1,007,030
            Massachusetts State, Port Authority Revenue, Series
             A:
  2,000,000 5.00%, 7/1/27.......................................      1,937,340
    500,000 5.75%, 7/1/12.......................................        550,910
  2,000,000 University of Massachusetts, Building Authority
             Revenue, Series A
            5.50%, 5/1/15, (MBIA)...............................      2,077,020
                                                                   ------------
                                                                      7,287,100
                                                                   ------------
            MICHIGAN - 3.1%
  2,500,000 Detroit, Michigan,
             Water Supply Systems Revenue, Senior Lien, Series A
            6.00%, 7/1/14, (MBIA)...............................      2,815,475

 Principal
   Amount                                                             Value
 LONG-TERM MUNICIPAL OBLIGATIONS - CONTINUED
            MICHIGAN - CONTINUED
 $1,000,000 Michigan State, Hospital Finance Authority Revenue,
             Henry Ford Health, Series A
            5.25%, 11/15/25.....................................   $    995,650
                                                                   ------------
                                                                      3,811,125
                                                                   ------------
            MINNESOTA - 0.4%
    475,000 Minnesota, Housing Finance Agency, Single Family
             Mortgage, Series H
            6.70%, 1/1/18.......................................        509,328
                                                                   ------------
            MISSOURI - 1.0%
  1,100,000 Sikeston, Missouri,
             Electricity Revenue
            6.00%, 6/1/13, (MBIA)...............................      1,245,090
                                                                   ------------
            NEBRASKA - 1.6%
  2,000,000 Nebraska, Investment Finance Authority, Single
             Family Housing Revenue, Series F
            5.60%, 9/1/20, (GNMA)...............................      2,004,620
                                                                   ------------
            NEVADA - 0.8%
  1,000,000 Clark County, Nevada,
             School District, Building and Renovations, Series B
            5.25%, 6/15/17, (FGIC)..............................      1,010,080
                                                                   ------------
            NEW MEXICO - 2.3%
    500,000 City of Albuquerque, New Mexico,
             Airport Revenue, Series 1995 A
            6.35%, 7/1/07, (AMBAC)..............................        542,590
  2,100,000 Farmington, New Mexico,
             Pollution Control Revenue, Public Service Company
             of San Juan,
             Series C
            5.70%, 12/1/16, (AMBAC).............................      2,225,349
                                                                   ------------
                                                                      2,767,939
                                                                   ------------
            NEW YORK - 10.4%
            Long Island, New York,
             Power Authority, Electric Systems Revenue, Series
             A:
  1,000,000 5.50%, 12/1/29......................................      1,010,050
  2,500,000 5.75%, 12/1/24......................................      2,621,175
            New York & New Jersey,
             Port Authority:
    500,000 97th Series
            6.50%, 7/15/19, (FGIC)..............................        544,260
  1,000,000 104th Series
            5.20%, 7/15/21, (AMBAC).............................        995,940
            New York City, Municipal Water Finance Authority,
             Series B:
  1,000,000 5.50%, 6/15/27, (MBIA)..............................      1,031,110
  2,000,000 5.75%, 6/15/29, (MBIA)..............................      2,093,140
    700,000 New York City, Municipal Water Finance Authority,
             Water & Sewer Systems Revenue
            5.75%, 6/15/26, (MBIA)..............................        737,282
  1,500,000 New York State, Housing Finance Agency Revenue,
             Series 1994 B
            6.35%, 8/15/23, (AMBAC).............................      1,618,875

[LOGO APPEARS HERE]
                       SCHEDULE OF INVESTMENTS(continued)
                                  May 31, 1998

 Principal
   Amount                                                             Value
 LONG-TERM MUNICIPAL OBLIGATIONS - CONTINUED
            NEW YORK - CONTINUED
 $1,000,000 New York State, Local Government Assistance
             Corporation
            5.50%, 4/1/21.......................................   $  1,018,160
  1,000,000 New York State, Mortgage Agency Revenue, Homeowner
             Mortgage, Series 70
            5.375%, 10/1/17.....................................      1,005,540
                                                                   ------------
                                                                     12,675,532
                                                                   ------------
            NORTH DAKOTA - 2.7%
  3,000,000 Mercer County, North Dakota,
             Pollution Control Revenue, (Basin Electric Power,
             Cooperative-Antelope Valley) Second Series
            6.05%, 1/1/19, (AMBAC)..............................      3,253,440
                                                                   ------------
            OHIO - 1.5%
  1,000,000 Ohio State, Board of Education, Kings Local School
             District, City of Warren, School Improvements,
             Series 1995
            7.50%, 12/1/16, (FGIC)..............................      1,306,000
    455,000 Ohio State, Housing Finance Agency, Residential
             Mortgage Revenue, 1995 Series A-2
            6.625%, 3/1/26, (GNMA)..............................        487,856
                                                                   ------------
                                                                      1,793,856
                                                                   ------------
            PENNSYLVANIA - 0.9%
  1,000,000 York County, Pennsylvania,
             Solid Waste And Refuse Authority, Solid Waste
             Systems Revenue
            5.50%, 12/1/12, (FGIC)..............................      1,079,070
                                                                   ------------
            SOUTH CAROLINA - 3.9%
  2,300,000 Greenville, South Carolina,
             Hospital Systems, Hospital Facilities Revenue,
             Series A
            5.75%, 5/1/14.......................................      2,418,841
  2,150,000 South Carolina State, Port Authority Revenue, Series
             1991
            6.625%, 7/1/11, (AMBAC).............................      2,317,098
                                                                   ------------
                                                                      4,735,939
                                                                   ------------
            TENNESSEE - 2.7%
  1,200,000 Bristol, Tennessee,
             Health & Educational Facility, Bristol Memorial
             Hospital, Series 1993
            6.75%, 9/1/07, (FGIC)...............................      1,398,492
  1,700,000 Knox County, Tennessee,
             Health, Educational & Housing Facility Board,
             Hospital Facility Revenue, (Fort Sanders Alliance),
             Series 1993
            6.25%, 1/1/13, (MBIA)...............................      1,954,439
                                                                   ------------
                                                                      3,352,931
                                                                   ------------
            TEXAS - 3.7%
  1,500,000 City of Austin, Texas,
             Airport System Revenue, Prior Lien, Series 1995A
            6.125%, 11/15/25, (MBIA)............................      1,616,565
  1,000,000 City of Houston, Texas,
             Water Conveyance System Contract, COP, Series 1993
             H
            7.50%, 12/15/14, (AMBAC)............................      1,296,390

 Principal
   Amount                                                             Value
 LONG-TERM MUNICIPAL OBLIGATIONS - CONTINUED
            TEXAS - CONTINUED
 $1,500,000 Hays, Texas,
             Consolidated Independent School District
            5.875%, 8/15/22.....................................   $  1,611,285
                                                                   ------------
                                                                      4,524,240
                                                                   ------------
            UTAH - 0.9%
  1,000,000 Salt Lake City, Utah,
             Salt Lake County Airport Revenue, Series 1993A
            6.00%, 12/1/12, (FGIC)..............................      1,076,890
                                                                   ------------
            VIRGINIA - 1.9%
  2,000,000 Hanover County, Virginia,
             Industrial Development Authority, Memorial Regional
             Medical Center Project, Series 1995
            6.375%, 8/15/18, (MBIA).............................      2,345,960
                                                                   ------------
            WASHINGTON - 3.1%
  2,500,000 City of Tacoma, Washington,
             Electric Systems Refunding Revenue, Series 1994
            6.25%, 1/1/15, (FGIC)...............................      2,737,325
  1,000,000 Seattle, Washington,
             Port Revenue, Series A
            5.50%, 10/1/22, (FGIC)..............................      1,031,760
                                                                   ------------
                                                                      3,769,085
                                                                   ------------
            WEST VIRGINIA - 0.4%
    500,000 West Virginia State, Housing Development, Series A
            6.05%, 5/1/27.......................................        530,120
                                                                   ------------
            WISCONSIN - 9.0%
  4,500,000 City of Superior, Wisconsin,
             Limited Obligation Refunding Revenue, Midwest
             Energy Resource Co. Project, Series E-1991
            6.90%, 8/1/21, (FGIC)...............................      5,594,085
  1,000,000 Wisconsin State, Health and Educational Facilities,
             Children's Hospital of Wisconsin Incorporated
            5.00%, 2/15/18, (AMBAC).............................        974,240
  1,000,000 Wisconsin State, Transportation Revenue, Series B
            5.50%, 7/1/22.......................................      1,009,770
  2,000,000 Wisconsin, Health & Educational Facilities Authority
             Revenue, Wausau Hospitals Inc., Series 1991B
            6.625%, 8/15/11, (AMBAC)............................      2,167,240
  1,250,000 Wisconsin, Housing Economic Development, Series B
            5.60%, 3/1/28.......................................      1,263,137
                                                                   ------------
                                                                     11,008,472
                                                                   ------------
            PUERTO RICO - 1.9%
  1,000,000 Commonwealth of Puerto Rico,
             General Obligation
            6.50%, 7/1/10, (MBIA)...............................      1,180,760
    500,000 Puerto Rico, Electic Power Authority, Power
             Refunding Revenue, Series Y
            6.50%, 7/1/06, (MBIA)...............................        572,990

                                  May 31, 1998
                  See Combined Notes to Financial Statements.

 Principal
   Amount                                                             Value
 LONG-TERM MUNICIPAL OBLIGATIONS - continued
            Puerto Rico - continued
 $  495,000 Puerto Rico, Housing, Bank & Finance Agency, Single
             Family Mortgage Revenue
            6.10%, 10/1/15,
            (GNMA, FNMA & FHLMC)................................   $    521,547
                                                                   ------------
                                                                      2,275,297
                                                                   ------------
            Total Long-Term Municipal Obligations (cost
             $114,223,657)......................................    121,057,433
                                                                   ------------

Summary of Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
COP  Certificate of Participation
FGIC Insured by Federal Guaranty Insurance Company
FHLMC Insured by Federal Home Loan Mortgage Corporation
FNMA Insured by Federal National Mortgage Association
GNMA Insured by Government National Mortgage Association
MBIA Insured by Municipal Bond Investors Assurance

   Shares                                                              Value
 MUTUAL FUND SHARES - 0.1% (cost $80,229)
     80,229 Federated Municipal Obligations Fund.................   $     80,229
                                                                    ------------

     Total Investments -
      (cost $114,303,886)..  99.0%  121,137,662
     Other Assets and
      Liabilities - net....   1.0     1,186,481
                            -----  ------------
     Net Assets - ......... 100.0% $122,324,143
                            =====  ============

[LOGO APPEARS HERE]
                            SCHEDULE OF INVESTMENTS
                                  May 31, 1998

  Principal
   Amount                                                             Value
 LONG-TERM MUNICIPAL OBLIGATIONS - 94.7%
             ALABAMA - 3.9%
 $ 7,000,000 Huntsville, Alabama,
              Warrants, Series A
             4.50%, 12/1/00 (a).................................   $  7,006,580
                                                                   ------------
             ARIZONA - 4.8%
   2,000,000 Arizona State, Transportation Board, Excise Tax
              Revenue,
              Maricopa County Regional Area Road Fund,
              Subordinated Lien
             6.80%, 7/1/98, (MBIA)..............................      2,005,100
   5,000,000 Arizona State, Transportation Board, Highway
              Revenue
             6.70%, 7/1/98......................................      5,012,450
   1,600,000 Pima County, Arizona,
              General Obligation, Series 1992
             6.55%, 7/1/01......................................      1,717,376
                                                                   ------------
                                                                      8,734,926
                                                                   ------------
             CALIFORNIA - 7.2%
             California State, General Obligation:
   5,000,000 6.35%, 11/1/04, (FGIC).............................      5,608,400
     900,000 7.00%, 8/1/02, (FGIC)..............................        999,090
   5,080,000 Sacramento, California,
              School Insurance Authority Revenue, Liability
              Program,
              Series D
             5.70%, 6/1/03......................................      5,272,481
   1,025,000 Stockton, California,
              Health Facilities Revenue, Series A
             5.00%, 12/1/01.....................................      1,047,345
                                                                   ------------
                                                                     12,927,316
                                                                   ------------
             COLORADO - 6.1%
  16,520,000 Arapahoe County, Colorado,
              Capital Improvement Highway,
              (Eff. Yield 4.69%) (b)
             0.00%, 8/31/11.....................................      7,933,069
     140,000 Colorado State, Student Obligation Board Authority,
              Student Loan Revenue, Series B
             6.125%, 12/1/98....................................        141,334
   1,500,000 Denver, Colorado,
              City and County Airport Revenue, Series C
             6.35%, 11/15/01....................................      1,597,875
   1,300,000 Weld County, Colorado,
              Industrial Development Revenue, Monfort Inc.
             6.75%, 12/15/01....................................      1,395,693
                                                                   ------------
                                                                     11,067,971
                                                                   ------------
             DISTRICT OF COLUMBIA - 3.5%
   6,000,000 District of Columbia,
              General Obligation, Series A
             5.75%, 6/1/03, (MBIA)..............................      6,374,160
                                                                   ------------
             FLORIDA - 19.8%
   3,700,000 Broward County, Florida
              Resource Recovery Revenue, Wheelabrator
              Technologies,
             7.95%, 12/1/08.....................................      3,983,642

  Principal
   Amount                                                             Value
 LONG-TERM MUNICIPAL OBLIGATIONS - CONTINUED
             FLORIDA - CONTINUED
 $ 1,000,000 Dade County, Florida,
              School District
             7.00%, 7/1/98......................................   $  1,002,700
             Florida Health Care Facilities Revenue, Halifax
              Hospital Medical Center,
              Series A:
   1,080,000 4.40%, 4/1/04......................................      1,074,017
   1,240,000 4.50%, 4/1/05......................................      1,232,721
   1,300,000 4.50%, 4/1/06......................................      1,283,035
             Florida State, Board of Education, Capital Outlay:
   3,000,000 6.75%, 6/1/00......................................      3,165,780
   4,000,000 Public Education, Series B
             5.30%, 6/1/98......................................      4,000,320
   1,000,000 Florida State, Board of Regents, University Systems
              Improvements Revenue
             5.90%, 7/1/98, (AMBAC).............................      1,001,770
   3,000,000 Florida State, Turnpike Authority, Turnpike
              Revenue, Series A
             9.50%, 7/1/98, (AMBAC).............................      3,014,670
   4,600,000 Jacksonville, Florida,
              Industrial Development Revenue Refunding, TTX
              Company Project
             5.40%, 3/1/01......................................      4,755,572
             Leon County, Florida,
              Educational Facilities Authority, Southgate, ETM:
     680,000 9.00%, 9/1/99......................................        723,228
     740,000 9.00%, 9/1/00......................................        820,201
     810,000 9.00%, 9/1/01......................................        931,856
     880,000 9.00%, 9/1/02......................................      1,046,725
     960,000 9.00%, 9/1/03......................................      1,177,728
   3,675,000 Orange County, Florida,
              Health Facilities Authority Revenue, Series 3
             5.20%, 10/1/04.....................................      3,875,361
   1,550,000 Palm Beach County, Florida,
              Solid Waste Authority Revenue, Refunding and
              Improvements
             5.50%, 12/1/02, (MBIA).............................      1,641,714
   1,000,000 Sarasota, Florida, General Obligation
             6.85%, 8/1/00......................................      1,059,690
                                                                   ------------
                                                                     35,790,730
                                                                   ------------
             ILLINOIS - 3.8%
   1,000,000 Central Lake County, Illinois,
              Joint Action Water Agency, Interim Water Revenue,
              Series A
             7.00%, 5/1/19, (AMBAC).............................      1,074,630
             Illinois State, Development Finance Authority
              Revenue:
   2,765,000 5.00%, 7/1/06......................................      2,744,926
   1,000,000 Refunding Community Rehab Providers, Series A
             5.35%, 7/1/00......................................      1,023,330
   2,000,000 Illinois State, Sales Tax Revenue, Series I
             6.95%, 6/15/98.....................................      2,002,640
                                                                   ------------
                                                                      6,845,526
                                                                   ------------

[LOGO APPEARS HERE]
                       SCHEDULE OF INVESTMENTS(continued)
                                  May 31, 1998

  Principal
   Amount                                                             Value
 LONG-TERM MUNICIPAL OBLIGATIONS - CONTINUED
             MAINE - 1.7%
 $ 3,000,000 Baileyville, Maine,
              Pollution Control Revenue, Georgia-Pacific
              Corporation Project
             4.75%, 6/1/05......................................   $  3,017,760
                                                                   ------------
             MASSACHUSETTS - 2.8%
   1,000,000 Massachusetts State, Health and Educational
              Facilities Revenue
             4.55%, 1/1/21......................................      1,012,340
             Massachusetts State, Industrial Development
              Revenue:
     420,000 Series 1986G
             5.30%, 12/1/06.....................................        426,812
     520,000 Series 1986I
             5.30%, 12/1/06.....................................        528,435
     910,000 Series 1996A
             5.35%, 11/1/07.....................................        946,591
   1,085,000 Series 1996B
             5.35%, 11/1/07.....................................      1,128,628
   1,000,000 New England Education Loan Marketing Corp., Student
              Loan Revenue, Series 1993B
             5.40%, 6/1/00......................................      1,021,690
                                                                   ------------
                                                                      5,064,496
                                                                   ------------
             MINNESOTA - 0.6%
   1,015,000 City of Minneapolis, Minnesota, Housing and
              Redevelopment Authority of the City of St. Paul,
              Single Family Mortgage,
              Series 1996A
             5.125%, 6/1/32.....................................      1,017,659
                                                                   ------------
             MISSOURI - 0.4%
     710,000 North Kansas City, Missouri,
              School District, General Obligation, Direct
              Deposit Program, Series 1996
             6.70%, 3/1/00......................................        742,994
                                                                   ------------
             NEBRASKA - 0.6%
   1,000,000 Nebraska Higher Education Loan Program, Student
              Loan Revenue, Senior Subordinated Lien, Series A
             6.65%, 6/1/08 (MBIA)...............................      1,123,630
                                                                   ------------
             NEW JERSEY - 6.7%
             New Jersey State Economic Development Authority:
              First Mortgage, Franciscan Oaks Project:
   1,545,000 5.20%, 10/1/04.....................................      1,580,025
     825,000 5.40%, 10/1/06.....................................        848,356
   1,075,000 5.50%, 10/1/07.....................................      1,112,206
             Refunding First Mortgage,
             Keswick Pines:
     100,000 4.50%, 1/1/99......................................        100,174
     480,000 4.70%, 1/1/00......................................        481,363
     175,000 4.85%, 1/1/01......................................        175,922
     805,000 5.00%, 1/1/02......................................        811,271
     845,000 5.10%, 1/1/03......................................        854,253
     465,000 5.15%, 1/1/04......................................        471,054
     500,000 5.25%, 1/1/05......................................        507,480

  Principal
   Amount                                                             Value
 LONG-TERM MUNICIPAL OBLIGATIONS - CONTINUED
             NEW JERSEY - CONTINUED
             New Jersey State Economic Development Authority -
               continued:
              Refunding First Mortgage,
              Keswick Pines - continued:
 $   975,000 5.35%, 1/1/06......................................   $    991,360
     925,000 5.45%, 1/1/07......................................        945,304
   3,000,000 New Jersey State Turnpike Authority, Turnpike
              Revenue, Series C
             6.50%, 1/1/06......................................      3,191,850
                                                                   ------------
                                                                     12,070,618
                                                                   ------------
             NEW MEXICO - 3.8%
   6,680,000 Alamogordo, New Mexico,
              Hospital Revenue, Gerald Champion Memorial
              Hospital Project
             5.00%, 1/1/08......................................      6,771,182
                                                                   ------------
             NEW YORK - 3.2%
             New York, New York:
     145,000 Prerefunded, ETM, Series L
             5.25%, 8/1/00......................................        148,992
     855,000 Unrefunded Balance, Series L
             5.25%, 8/1/00......................................        874,827
   1,450,000 New York, New York,
              General Obligation, Series L
             5.00%, 8/1/01......................................      1,483,162
   2,000,000 New York, New York,
              Industrial Development Agency, Special Facility,
              Terminal One Group Association Project
             6.00%, 1/1/07......................................      2,162,380
             New York State, Power Authority Revenue, General
              Purpose Bonds:
      80,000 Prerefunded, ETM, Series Z
             5.85%, 1/1/00......................................         82,366
     920,000 Unrefunded Balance, Series Z
             5.85%, 1/1/00......................................        947,204
                                                                   ------------
                                                                      5,698,931
                                                                   ------------
             OHIO - 0.5%
     940,000 Cincinnati, Ohio,
              The Student Loan Funding Corp., Student Loan
              Revenue,
              Series 1993A
             5.50%, 12/1/01.....................................        975,720
                                                                   ------------
             OKLAHOMA - 2.5%
   4,450,000 Oklahoma State, Housing Development Authority
              Revenue, Lease Purchase Program, Series A
             4.75%, 12/1/02.....................................      4,455,340
                                                                   ------------
             PENNSYLVANIA - 2.1%
   1,000,000 Lancaster County, Pennsylvania,
              Hospital Authority Revenue (The Lancaster General
              Hospital Project), Series 1992
             5.60%, 7/1/00, (AMBAC).............................      1,032,330
   1,950,000 Philadelphia, Pennsylvania,
              Water and Sewer Revenue,
              16th Series
             7.50%, 8/1/10......................................      2,183,201

                                  May 31, 1998
                  See Combined Notes to Financial Statements.

 Principal
   Amount                                                              Value
 LONG-TERM MUNICIPAL OBLIGATIONS - continued
            Pennsylvania - continued
 $  500,000 State of Pennsylvania,
             General Obligation, Series 1971
            6.00%, 12/15/98......................................   $   502,080
                                                                    -----------
                                                                      3,717,611
                                                                    -----------
            South Dakota - 0.6%
  1,000,000 South Dakota State, Housing Development,
             Homeownership Mortgage, Series J
            4.60%, 5/1/02, (FNMA)................................     1,008,970
                                                                    -----------
            Texas - 4.1%
  1,000,000 Austin, Texas,
             Utility Systems Revenue, Series A
            9.50%, 5/15/15.......................................     1,103,620
  2,500,000 Houston, Texas,
             Airport Systems Revenue, Subordinated Lien, Series A
            6.75%, 7/1/08........................................     2,707,750
  1,315,000 North Texas, Health Facilities Development Corp.,
             Limited Regional Health Care Systems Incorporated
             Project
            4.40%, 9/1/01........................................     1,326,835
  1,185,000 Texas State, Department of Housing and Community
             Affairs, Single Family Mortgage Revenue,
             Series 1996E
            4.45%, 3/1/99, (MBIA)................................     1,189,408
  1,000,000 Victoria County, Texas,
             Hospital Revenue, Citizens
             Medical Center
            5.50%, 1/1/01........................................     1,034,260
                                                                    -----------
                                                                      7,361,873
                                                                    -----------
            Utah - 6.3%
  3,000,000 Utah State, Board of Regents, Student Loan, Series F
            7.05%, 11/1/03.......................................     3,220,110
            Utah State, Intermountain Power Agency:
  2,500,000 Power Supply, Series C
            6.00%, 7/1/00, (MBIA)................................     2,600,150
  5,000,000 Special Obligation, Series B
            6.50%, 7/1/04, (MBIA)................................     5,592,050
                                                                    -----------
                                                                     11,412,310
                                                                    -----------

  Principal
   Amount                                                             Value
 LONG-TERM MUNICIPAL OBLIGATIONS - continued
             Vermont - 2.7%
 $ 4,385,000 Vermont State, General Obligation
             6.00%, 12/1/06, (AMBAC)............................   $  4,891,511
                                                                   ------------
             Washington - 2.5%
   2,950,000 Washington State, General Obligation Revenue, Motor
              Vehicle Fuel Tax, Series R-92D
             5.60%, 9/1/01......................................      3,090,715
   1,360,000 Washington State, Public Power Supply, Series B
             5.00%, 7/1/01......................................      1,390,369
                                                                   ------------
                                                                      4,481,084
                                                                   ------------
             West Virginia - 1.9%
   3,500,000 Pleasants County, West Virginia, Pollution Control
              Revenue, County Commission Monongahela Power,
              Series D
             4.70%, 11/1/07.....................................      3,511,515
                                                                   ------------
             Wisconsin - 0.6%
   1,000,000 Milwaukee, Wisconsin,
              Metropolitan Sewage District General Obligation,
              Series 1989A
             7.00%, 9/1/01......................................      1,089,050
                                                                   ------------
             U.S. Virgin Islands - 2.0%
   3,500,000 Virgin Islands, Public Finance Authority, Series C
             5.00%, 10/1/03.....................................      3,572,030
                                                                   ------------
             Total Long-Term Municipal Obligations (cost
              $167,688,783).....................................    170,731,493
                                                                   ------------

   Shares
 MUTUAL FUND SHARES - 0.9% (cost $1,595,000)
   1,595,000 Federated Municipal Obligations Fund ...............      1,595,000
                                                                    ------------
             Total Investments -
              (cost $169,283,783).........................    95.6%  172,326,493
             Other Assets and Liabilities - net...........     4.4     7,937,147
                                                             -----  ------------
             Net Assets - ................................   100.0% $180,263,640
                                                             =====  ============

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.

Summary of Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
ETM  Escrowed to Maturity
FGIC Insured by Federal Guaranty Insurance Company
FNMA Insured by Federal National Mortgage Association
MBIA Insured by Municipal Bond Investors Assurance Corporation

[LOGO APPEARS HERE]
                            SCHEDULE OF INVESTMENTS
                                  May 31, 1998

  Principal
   Amount                                                            Value
 LONG-TERM MUNICIPAL OBLIGATIONS - 100.8%
             ALABAMA - 2.3%
 $ 2,035,000 Alabama State Agricultural
              and Mechanic University
              6.50%, 11/1/25, (MBIA)..........................   $    2,299,143
             Alabama State Housing Finance Authority:
     215,000 Single Family Revenue
             10.75%, 6/1/13...................................          231,469
   2,035,000 Collateralized Home Mortgage,
             Series D1
             6.00%, 10/1/16...................................        2,165,057
     655,000 Birmingham, Alabama,
              Airport Authority, Airport Revenue
             5.625%, 7/1/26, (MBIA)...........................          680,984
   3,895,000 Jefferson County, Alabama,
              Board of Education, Capital Outlay, Series A
             5.80%, 2/15/20, (FSA)............................        4,132,283
  20,000,000 Jefferson County, Alabama,
              Sewer Revenue, Series D
             5.75%, 2/1/27, (FGIC)............................       21,176,800
   1,700,000 Mobile, Alabama,
              Industrial Development Board, Solid Waste
              Disposal Revenue, Mobile Energy Service Company
              Project
             6.95%, 1/1/20....................................        1,105,000
                                                                 --------------
                                                                     31,790,736
                                                                 --------------
             ALASKA - 2.4%
  15,000,000 Alaska State Energy Authority, Utilities Revenue,
              Linked Bulls/Bears Floaters
             6.60%, 7/1/15, (FGIC) (c)........................       17,544,300
             Alaska State Housing Finance Corporation,
              Collateralized Home Mortgage:
      95,000 8.75%, 12/1/16...................................           97,602
     130,000 Series A
             8.00%, 12/1/13...................................          130,000
  15,000,000 Valdez, Alaska,
              Marine Terminal Revenue, Pipeline Incorporated
              Project,
             Series C
             5.65%, 12/1/28...................................       15,367,650
                                                                 --------------
                                                                     33,139,552
                                                                 --------------
             ARIZONA - 1.3%
     850,000 Chandler, Arizona,
              Water and Sewer Revenue
             6.75%, 7/1/06, (FGIC)............................          915,833
             Maricopa County, Arizona, Elementary School
              District:
   2,000,000 #008, Osborn Refunding
             7.50%, 7/1/07, (MBIA)............................        2,445,520
   3,750,000 #068, Series A
             6.75%, 7/1/14, (AMBAC)...........................        4,263,863
   6,000,000 #069
             8.125%, 1/1/10...................................        7,899,720
     370,000 Pima County, Arizona,
              Industrial Development Authority, Health Care
              Corporation Revenue
             8.00%, 7/1/13, (MBIA)............................          378,606

  Principal
   Amount                                                            Value
 LONG-TERM MUNICIPAL OBLIGATIONS - CONTINUED
             ARIZONA - CONTINUED
 $ 2,030,000 Pima County, Arizona,
              Unified School District #001, Tuscon Refunding
             7.50%, 7/1/03, (FGIC)............................   $    2,328,836
                                                                 --------------
                                                                     18,232,378
                                                                 --------------
             ARKANSAS - 0.1%
   1,535,000 Arkansas State Development Finance Authority,
              Single Family Mortgage Revenue
             8.00%, 8/15/11...................................        1,653,594
                                                                 --------------
             CALIFORNIA - 6.2%
     600,000 Anaheim, California,
              Public Financing Authority, Lease Revenue,
              Public Improvements Project, Series C
             6.00%, 9/1/16, (FSA).............................          675,858
             California State Housing
              Finance Agency Revenue:
   1,990,000 Home Mortgage, Series H
             6.25%, 8/1/27....................................        2,133,519
   7,000,000 Multifamily Housing, Series B
             5.40%, 8/1/18, (MBIA)............................        7,024,710
             California State Public Works Board, Lease
              Revenue:
             California State University
             Projects, Series A:
   8,775,000 5.50%, 10/1/14...................................        9,128,282
  10,000,000 5.50%, 10/1/15...................................       10,361,700
   5,000,000 California State University Trustees,
             Series A
             5.25%, 10/1/16...................................        5,070,500
   9,195,000 Community College Projects,
             Series B
             5.625%, 3/1/16, (AMBAC)..........................        9,643,440
   3,700,000 Correctional State Prison,
             Series E
             5.50%, 6/1/15....................................        3,914,230
   2,500,000 California State, General Obligation, Series BH
              5.50%, 12/1/18..................................        2,537,625
   4,000,000 California Statewide Communities Development
              Authority Revenue, Irvine Apartments
              5.25%, 5/15/25..................................        3,996,800
     200,000 Los Angeles County, California,
              Public Works Financing Authority, Lease Revenue,
              Multiple Capital Facilities Project, Series B
              5.125%, 12/1/17, (AMBAC)........................          200,698
   1,090,000 Lucia Mar, California,
              Unified School District, Capital Appreciation,
              Series A
              (Eff. Yield 5.35%) (b)
              0.00%, 8/1/10, (FGIC)...........................          614,498
   2,750,000 Palm Desert, California,
              Financing Authority, Tax
              Allocation Revenue,
              Project Area #1
              5.625%, 4/1/23, (MBIA)..........................        2,856,040

[LOGO APPEARS HERE]
                       SCHEDULE OF INVESTMENTS (continued)
                                  May 31, 1998

  Principal
   Amount                                                            Value
 LONG-TERM MUNICIPAL OBLIGATIONS - CONTINUED
             CALIFORNIA - CONTINUED
 $   550,000 Poway, California,
              Community Facilities District, Special Tax,
              Parkway Business Center
              6.75%, 8/15/15..................................   $      599,528
             Riverside County, California,
              Asset Leasing Corporation,
              Leasehold Revenue, Riverside
              County Hospital Project:
   1,750,000 (Eff. Yield 5.80%) (b)
             0.00%, 6/1/15, (MBIA)............................          732,848
   1,395,000 (Eff. Yield 5.85%) (b)
             0.00%, 6/1/16, (MBIA)............................          550,160
   3,765,000 San Francisco, California,
              International Airport Revenue, Series Issue 10-A
              5.70%, 5/1/26...................................        3,907,392
   5,700,000 San Joaquin Hills, California,
              Transportation Authority, Toll Revenue, Capital
              Appreciation, Series A (Eff. Yield 5.43%) (b)
              0.00%, 1/15/15..................................        2,453,451
   4,555,000 San Mateo County, California,
              Transportation District, Series A 5.75%, 6/1/18,
              (MBIA)..........................................        4,977,977
   1,295,000 Santa Maria, California,
              Water and Waste Water Revenue, Capital
              Appreciation, Subordinated Series A (Eff. Yield
              5.45%) (b)
              0.00%, 8/1/12...................................          644,547
             Southern California Public
              Power Authority:
   3,000,000  Power Project Revenue, Mead Adelanto Project,
              Series A
              5.00%, 7/1/17, (AMBAC)..........................        2,970,630
  10,000,000 Transmission Project Revenue,
              (Eff. Yield 5.93%) (b)
             0.00%, 7/1/15, (FGIC)............................        4,304,300
             Victor Valley, California,
              Joint Unified High School District, Capital
              Appreciation:
   2,635,000 (Eff. Yield 6.20%) (b)
             0.00%, 9/1/10, (MBIA)............................        1,479,711
   3,780,000 (Eff. Yield 6.25%) (b)
             0.00%, 9/1/11, (MBIA)............................        1,999,015
   4,450,000 (Eff. Yield 6.35%) (b)
             0.00%, 9/1/13, (MBIA)............................        2,081,131
                                                                 --------------
                                                                     84,858,590
                                                                 --------------
             COLORADO - 6.6%
   4,000,000 Araphoe County, Colorado,
              Single Family Mortgage Revenue, Capital
              Appreciation, Series A
              (Eff. Yield 6.00%) (b)
             0.00%, 9/1/10....................................        2,205,920
   1,880,000 Colorado State Health
              Facilities Authority Revenue, Sisters Charity
              Health Care,
              Series A
             6.25%, 5/15/09, (MBIA)...........................        2,142,091

  Principal
   Amount                                                            Value
 LONG-TERM MUNICIPAL OBLIGATIONS - CONTINUED
             COLORADO - CONTINUED
 $ 2,275,000 Colorado State Housing
              Finance Authority Revenue,
              Series A-2
             6.60%, 5/1/28....................................   $    2,528,207
             Colorado State, East 470
              Public Highway Authority Revenue, Capital
              Appreciation:
   2,000,000 Senior Series A
             5.75%, 9/1/14....................................        2,202,820
   4,000,000 Senior Series B:
             (Eff. Yield 5.35%) (b)
             0.00%, 9/1/14....................................        1,754,520
   5,000,000 (Eff. Yield 5.40%) (b)
             0.00%, 9/1/15....................................        2,067,200
   9,795,000 (Eff. Yield 5.30%) (b)
             0.00%, 9/1/13....................................        4,553,598
             Denver, Colorado,
              City and County Airport Revenue:
   8,200,000 Series D
             7.75%, 11/15/13..................................       10,381,118
             Prerefunded Balance:
     140,000 Series A
             8.00%, 11/15/25..................................          157,154
     865,000 Series B
             7.25%, 11/15/12..................................          983,523
             Unrefunded Balance:
             Series A:
     720,000 7.25%, 11/15/25..................................          823,399
   5,480,000 7.50%, 11/15/23..................................        6,293,451
   1,300,000 8.00%, 11/15/25..................................        1,429,998
   7,080,000 8.50%, 11/15/23..................................        7,844,498
  18,060,000 8.75%, 11/15/23..................................       20,752,566
   3,385,000 Series B
             7.25%, 11/15/12..................................        3,767,099
   9,700,000 Series D
             7.75%, 11/15/21..................................       10,820,059
             El Paso County, Colorado,
              School District #11, Colorado Springs:
   2,310,000 6.50%, 12/1/12...................................        2,754,097
   2,000,000 7.10%, 12/1/13...................................        2,516,480
   1,000,000 7.10%, 12/1/16...................................        1,268,580
   2,250,000 Larimer County, Colorado,
              School District
             7.00%, 12/15/16, (MBIA)..........................        3,003,885
                                                                 --------------
                                                                     90,250,263
                                                                 --------------
             CONNECTICUT - 0.3%
   2,000,000 Connecticut State Housing
              Finance Authority Revenue
             5.375%, 11/15/18.................................        2,004,560
   1,600,000 Connecticut State Special Tax Obligation, Series
              B
             6.50%, 10/1/12...................................        1,892,000
                                                                 --------------
                                                                      3,896,560
                                                                 --------------
             DELAWARE - 0.1%
   1,600,000 Delaware State Health
              Facilities Authority Revenue, Medical Center of
              Delaware
             7.00%, 10/1/15, (MBIA)...........................        1,686,352
                                                                 --------------

[LOGO APPEARS HERE]
                       SCHEDULE OF INVESTMENTS(continued)
                                  May 31, 1998

  Principal
   Amount                                                            Value
 LONG-TERM MUNICIPAL OBLIGATIONS - CONTINUED
             DISTRICT OF COLUMBIA - 1.0%
 $ 3,765,000 District of Columbia Hospital
              Revenue, Medatlantic
              Healthcare Group, Series A
             6.00%, 8/15/11, (MBIA)...........................   $    4,174,557
   1,500,000 District of Columbia Revenue,
              American Association for the
              Advancement of Science
             5.25%, 1/1/16, (AMBAC)...........................        1,520,160
   8,000,000 District of Columbia,
              Housing Revenue,
              Carnegie Endowment for
              International Peace
             5.75%, 11/15/26..................................        8,446,800
                                                                 --------------
                                                                     14,141,517
                                                                 --------------
             FLORIDA - 3.0%
  10,000,000 Florida State Board of Education,
              Capital Outlay, Public Education, Series B
             5.75%, 6/1/17....................................       10,564,400
             Gainesville, Florida,
              Utilities Systems Revenue,
              Series B:
   1,000,000 5.50%, 10/1/13...................................        1,044,000
     435,000 7.50%, 10/1/08...................................          538,821
     695,000 7.50%, 10/1/09...................................          872,573
     490,000 Hillsborough County, Florida,
              Housing Finance Agency, Single Family Mortgage
              Revenue,
              Series A
             7.30%, 4/1/22....................................          513,010
   3,580,000 Jacksonville, Florida,
              Transportation Authority Revenue
             9.20%, 1/1/15....................................        5,079,304
     300,000 Lee County, Florida,
              Solid Waste Systems Revenue, Series B
             7.00%, 10/1/11...................................          332,718
   8,000,000 Miami-Dade County, Florida,
              Special Obligation, Subordinated Series A
              (Eff. Yield 5.50%) (b)
             0.00%, 10/1/16...................................        3,113,120
   2,000,000 Orange County, Florida,
              Health Facilities Authority Revenue, Orlando
              Regional Healthcare, Series A
             6.25%, 10/1/18, (MBIA)...........................        2,322,520
     495,000 Orange County, Florida,
              Housing Finance Authority Revenue, Single Family
              Mortgage, Series B
             6.85%, 10/1/27, (GNMA/FNMA)......................          536,872
             Orlando-Orange County, Florida, Expressway
              Authority:
   3,000,000 8.25%, 7/1/14....................................        4,109,370
   2,960,000 8.25%, 7/1/15, (FGIC)............................        4,077,519
             Palm Beach County, Florida,
              Health Facilities Authority Revenue:
   2,910,000 John F. Kennedy Hospital
             9.50%, 8/1/13....................................        3,868,670

  Principal
   Amount                                                            Value
 LONG-TERM MUNICIPAL OBLIGATIONS - CONTINUED
             FLORIDA - CONTINUED
             Palm Beach County, Florida,
              Health Facilities Authority Revenue - continued:
 $ 1,250,000 Waterford Project
             5.50%, 10/1/15...................................   $    1,254,325
   1,000,000 Sarasota County, Florida,
              Utililities Systems Revenue
             6.50%, 10/1/22...................................        1,144,950
             Sunrise, Florida,
              Utilities Systems Revenue, Capital Appreciation,
              Series A:
   1,000,000 (Eff. Yield 5.65%) (b)
             0.00%, 10/1/09...................................          592,190
   1,000,000 (Eff. Yield 5.75%) (b)
             0.00%, 10/1/10...................................          560,030
     500,000 Tampa, Florida,
              Allegheny Health Systems Revenue
             6.50%, 12/1/23...................................          572,405
     500,000 Tarpon Springs, Florida,
              Health Facilities Authority, Hospital Revenue,
              Tarpon Springs Hospital
             8.75%, 5/1/12....................................          511,500
                                                                 --------------
                                                                     41,608,297
                                                                 --------------
             GEORGIA - 4.1%
   3,000,000 Forsyth County, Georgia,
              School District, General Obligation
             6.75%, 7/1/16....................................        3,616,080
   5,000,000 Fulton County, Georgia,
              Development Authority Special Facilities
              Revenue, Delta Airlines Incorporated Project
             5.45%, 5/1/23....................................        5,002,150
             Georgia State Municipal Electric
              Authority, Power Revenue, Series B:
   3,000,000 6.25%, 1/1/17, (FGIC)............................        3,426,720
   9,800,000 6.375%, 1/1/16...................................       11,490,304
             Georgia State, General Obligation:
  10,000,000 Series B
             6.80%, 3/1/11....................................       11,982,900
  10,700,000 Series C
             5.25%, 4/1/11....................................       11,247,947
   1,500,000 Series D
             6.70%, 8/1/10....................................        1,787,355
   4,255,000 Metropolitan Atlanta Rapid
              Transit Authority, Georgia, Sales Tax Revenue,
              Series P
             6.25%, 7/1/11, (AMBAC)...........................        4,906,440
   2,370,000 Private Colleges and University Facilities
              Authority Revenue, Georgia, Mercer University
              Project
             6.40%, 11/1/11, (MBIA)...........................        2,774,725
                                                                 --------------
                                                                     56,234,621
                                                                 --------------

[LOGO APPEARS HERE]
                       SCHEDULE OF INVESTMENTS(continued)
                                  May 31, 1998

  Principal
   Amount                                                            Value
 LONG-TERM MUNICIPAL OBLIGATIONS - CONTINUED
             HAWAII - 0.9%
             Hawaii State Department of
              Budget and Finance, Hawaiian Electric Company,
              Incorporated:
             Series A:
 $ 2,000,000 4.95%, 4/1/12....................................   $    2,003,320
   2,000,000 5.65%, 10/1/27, (MBIA)...........................        2,080,840
   8,000,000 Series C
             7.375%, 12/1/20, (MBIA)..........................        8,696,000
                                                                 --------------
                                                                     12,780,160
                                                                 --------------
             IDAHO - 0.1%
     905,000 Idaho State Housing Finance
              Authority, Single Family Mortgage Bonds, Series
              D-1
             8.00%, 1/1/20....................................        1,019,066
                                                                 --------------
             ILLINOIS - 3.8%
   5,000,000 Chicago, Illinois,
              Public Building Commerce, Building Revenue,
              Series A
             5.75%, 12/1/18, (MBIA)...........................        5,244,850
   2,000,000 Chicago, Illinois,
              Single Family Mortgage Revenue, Series B
             6.95%, 9/1/28....................................        2,248,020
   4,000,000 Illinois State Development
              Finance Authority, Pollution Control Revenue,
              Commonwealth Edison Company Project, Series D
             6.75%, 3/1/15, (AMBAC)...........................        4,524,840
   3,000,000 Illinois State Educational
              Facilities Authority Revenue
             5.25%, 9/1/24....................................        2,904,570
   9,000,000 Illinois State, Sales Tax,
              Series P
             6.50%, 6/15/22...................................       10,750,770
   2,965,000 Kankakee, Illinois,
              Sewer Revenue
             6.875%, 5/1/11, (FGIC)...........................        3,335,595
   3,000,000 Metropolitan Fair and Exposition Authority,
              Illinois, Series A
             5.00%, 6/1/15....................................        2,959,050
  10,000,000 Northern Illinois University Revenues, Auxiliary
              Facilities Systems
             5.75%, 4/1/22, (FGIC)............................       10,589,900
   4,950,000 Quincy, Illinois,
              Blessing Hospital Revenue
             6.00%, 11/15/18..................................        5,176,314
   4,485,000 Regional Transportation Authority, Illinois,
              Transportation Revenue
             6.00%, 6/1/18, (FGIC)............................        5,036,117
                                                                 --------------
                                                                     52,770,026
                                                                 --------------
             INDIANA - 0.6%
   6,800,000 Indiana State Housing Finance Authority, Single
              Family Mortgage Revenue, Series A3
              5.375%, 1/1/23, (FNMA/GNMA).....................        6,763,348
   1,640,000 St. Joseph County, Indiana, Educational
              Facilities Revenue, University of Notre Dame
             6.50%, 3/1/26....................................        1,996,274
                                                                 --------------
                                                                      8,759,622
                                                                 --------------

  Principal
   Amount                                                            Value
 LONG-TERM MUNICIPAL OBLIGATIONS - CONTINUED
             KANSAS - 1.0%
 $ 2,000,000 Burlington, Kansas,
              Pollution Control Revenue, Kansas Gas and
              Electric Company Project
             7.00%, 6/1/31, (MBIA)............................   $    2,190,160
  10,500,000 Kansas State Department of Transportation,
              Highway Revenue, Series A
             5.375%, 3/1/12...................................       10,824,240
                                                                 --------------
                                                                     13,014,400
                                                                 --------------
             KENTUCKY - 1.6%
   8,000,000 Carroll County, Kentucky,
              Pollution Control Revenue, Kentucky Utility
              Company,
              Series A
             7.45%, 9/15/16...................................        9,102,240
   6,000,000 Jefferson County, Kentucky,
              Hospital Revenue, Linked ACEs/INFLOs
             6.436%, 10/1/14, (MBIA) (c)......................        6,543,120
   3,455,000 Kentucky State Housing Corporation, Housing
              Revenue, Series C
             7.90%, 1/1/21....................................        3,621,635
   2,725,000 Trimble County, Kentucky,
              Pollution Control Revenue, Louisville Gas and
              Electric Company
             7.625%, 11/1/20..................................        2,978,125
                                                                 --------------
                                                                     22,245,120
                                                                 --------------
             LOUISIANA - 1.0%
   1,395,000 Louisiana State Public Facilities Authority,
              Health and Education Revenue, Series D
             7.90%, 12/1/15...................................        1,448,582
             New Orleans, Louisiana,
              Capital Appreciation:
   6,960,000 (Eff. Yield 6.05%) (b)
             0.00%, 9/1/14, (AMBAC)...........................        3,057,667
   2,800,000 (Eff. Yield 7.10%) (b)
             0.00%, 9/1/15, (AMBAC)...........................        1,165,472
   3,755,000 (Eff. Yield 7.15%) (b)
             0.00%, 9/1/17, (AMBAC)...........................        1,396,071
   5,175,000 Orleans Parish, Louisiana,
              School Board Revenue
             9.05%, 2/1/10, (MBIA)............................        7,188,334
                                                                 --------------
                                                                     14,256,126
                                                                 --------------
             MAINE - 0.3%
   4,000,000 Maine State Housing Authority, Mortgage Purchase,
              Series C2
             6.05%, 11/15/28..................................        4,172,360
                                                                 --------------
             MARYLAND - 0.0%
     115,000 Maryland State Community Development
              Administration, Multifamily Housing Revenue
             8.75%, 5/15/12...................................          115,431
                                                                 --------------
             MASSACHUSETTS - 6.7%
     450,000 Lawrence, Massachusetts,
              General Obligation
             6.25%, 2/15/09, (AMBAC)..........................          494,631

[LOGO APPEARS HERE]
                       SCHEDULE OF INVESTMENTS(continued)
                                  May 31, 1998

  Principal
   Amount                                                             Value
 LONG-TERM MUNICIPAL OBLIGATIONS - CONTINUED
             MASSACHUSETTS - CONTINUED
             Massachusetts Bay Transportation Authority,
              General Transportation Systems:
             Series A:
 $ 7,950,000 6.25%, 3/1/12.....................................   $   9,132,960
   7,710,000 7.00%, 3/1/11, (MBIA).............................       9,427,094
   1,950,000 7.00%, 3/1/21, (MBIA).............................       2,400,333
   2,125,000 Series B
             6.20%, 3/1/16.....................................       2,436,142
             Massachusetts State Health and Educational
              Facilities Authority:
   9,000,000 Jordan Hospital, Series D
             5.25%, 10/1/23....................................       8,718,300
     600,000 McLeans Hospital Issue, Series C
             6.50%, 7/1/10.....................................         654,894
   3,000,000 Milford Whitinsville Regional Hospital, Series C
             5.25%, 7/15/18....................................       2,912,580
     600,000 Milton Hospital, Series B
             7.25%, 7/1/05.....................................         645,276
             Massachusetts State Housing Finance Agency
              Revenue, Series A:
  10,470,000 Housing Development
             5.375%, 6/1/16, (MBIA)............................      10,551,666
   1,490,000 Residential Housing
             8.40%, 8/1/21.....................................       1,525,507
             Massachusetts State Industrial Finance Agency:
   1,500,000 Parking Facilities Revenue, Avon Associates LLC,
             Series A
             5.375%, 4/1/20, (MBIA)............................       1,508,640
   8,500,000 Solid Waste Disposal Revenue, Senior Lien,
             Massachusetts Recycling Association
             9.00%, 8/1/16 (d).................................       3,187,500
  14,000,000 Massachusetts State Municipal Wholesale Electric
              Company, Linked PARs/INFLOs
             5.45%, 7/1/18 (c).................................      14,194,740
   2,000,000 Massachusetts State Special Obligation Revenue,
              Consolidated Loan, Series A
             5.50%, 6/1/12.....................................       2,143,200
  10,000,000 Massachusetts State Turnpike Authority,
              Metropolitan Highway Systems Revenue, Senior
              Series A
             5.00%, 1/1/37, (MBIA).............................       9,671,700
     610,000 Massachusetts State Water Pollution Abatement
              Trust, Pool Loan Program, Series 2
             6.125%, 2/1/08....................................         689,739
  11,140,000 Massachusetts State, General Obligation,
              Consolidated Loan, Series C
             5.625%, 8/1/13....................................      11,783,781
                                                                  -------------
                                                                     92,078,683
                                                                  -------------

  Principal
   Amount                                                             Value
 LONG TERM MUNICIPAL OBLIGATIONS - CONTINUED
             MICHIGAN - 3.7%
             Michigan State Building Authority Revenue,
              Facilities Program, Series II:
 $ 1,000,000 (Eff. Yield 5.20%) (b)
             0.00%, 10/15/10, (AMBAC)..........................   $     558,340
   1,000,000 (Eff. Yield 5.25%) (b)
             0.00%, 10/15/11, (AMBAC)..........................         525,750
   1,000,000 (Eff. Yield 5.30%) (b)
             0.00%, 10/15/12, (AMBAC)..........................         489,950
             Michigan State Hospital Finance Authority Revenue:
             Genesys Regional Medical Center, Series A:
   2,000,000 5.375%, 10/1/13...................................       2,001,540
   4,250,000 5.50%, 10/1/18....................................       4,237,590
  11,970,000 Henry Ford Health Systems,
             Series A
             5.25%, 11/15/20...................................      11,963,776
   7,500,000 Oakwood Hospital Obligation Group, Series A
             5.625%, 11/1/18...................................       7,721,325
  10,000,000 Monroe County, Michigan,
              Economic Development Corporation,
              Detroit Edison Company
             6.95%, 9/1/22, (FGIC).............................      12,825,700
  11,000,000 Royal Oak, Michigan,
              Hospital Finance Authority Revenue
             5.25%, 1/1/20.....................................      10,859,640
                                                                  -------------
                                                                     51,183,611
                                                                  -------------
             MINNESOTA - 0.1%
             Minnesota State Housing Finance Agency, Single
              Family Mortgage:
     595,000 Series A
             8.20%, 8/1/19.....................................         608,054
   1,280,000 Series D
             8.00%, 1/1/23.....................................       1,339,661
                                                                  -------------
                                                                      1,947,715
                                                                  -------------
             MISSISSIPI - 0.1%
   1,000,000 Harrison County, Mississippi, Wastewater Treatment
              Management District Revenue
             8.50%, 2/1/13.....................................       1,409,890
                                                                  -------------
             MISSOURI - 0.7%
   4,650,000 Bridgeton, Missouri,
              Industrial Development Authority Revenue, Senior
              Housing Revenue, The Sarah Community Project
             5.80%, 5/1/18.....................................       4,605,546
   1,500,000 Joplin, Missouri,
              Industrial Development Authority Revenue,
              Catholic Health Initiatives, Series A
             5.125%, 12/1/15...................................       1,495,530

[LOGO APPEARS HERE]
                       SCHEDULE OF INVESTMENTS(continued)
                                  May 31, 1998

  Principal
   Amount                                                            Value
 LONG-TERM MUNICIPAL OBLIGATIONS - CONTINUED
             MISSOURI - CONTINUED
 $   940,000 Missouri State Housing Development Commission,
              Mortgage Revenue, Single Family, Series B
             6.45%, 9/1/27....................................   $    1,012,126
             Sikeston, Missouri,
              Electric Revenue:
     300,000 6.00%, 6/1/13, (MBIA)............................          336,765
     200,000 6.00%, 6/1/14, (MBIA)............................          224,422
   1,250,000 West Plains, Missouri,
              Industrial Development Authority, Ozarks Medical
              Center
             5.65%, 11/15/22..................................        1,252,575
                                                                 --------------
                                                                      8,926,964
                                                                 --------------
             MONTANA - 0.9%
  11,000,000 Forsyth, Montana,
              Pollution Control Revenue, Montana Power
              Company,
              Series A
             6.125%, 5/1/23, (AMBAC)..........................       11,836,110
                                                                 --------------
             NEBRASKA - 1.1%
  15,000,000 Nebraska State Investment Finance Authority,
              Single Family Housing Revenue, Series F
             5.60%, 9/1/20,
             (GNMA/FNMA/FHLMC)................................       15,108,150
                                                                 --------------
             NEVADA - 1.9%
   4,905,000 Clark County, Nevada,
              Airport Revenue, Series A
             5.50%, 7/1/15, (MBIA)............................        5,060,489
   6,000,000 Clark County, Nevada,
              General Obligation, Series A
             7.50%, 6/1/09, (AMBAC)...........................        7,504,500
  10,000,000 Clark County, Nevada,
              Passenger Facilities Revenue, Las Vegas McCarran
              International Airport, Series A
             6.00%, 7/1/22, (AMBAC)...........................       10,856,200
   3,000,000 Clark County, Nevada,
              School District, Series A
             6.75%, 3/1/07, (MBIA)............................        3,218,820
                                                                 --------------
                                                                     26,640,009
                                                                 --------------
             NEW HAMPSHIRE - 1.8%
   3,155,000 New Hampshire State Higher Education and Health
              Facilities Authority, Frisbie Memorial Hospital
              Revenue
             6.125%, 10/1/13..................................        3,293,505
  20,615,000 New Hampshire State Turnpike Systems Revenue
             5.75%, 4/1/20....................................       21,487,839
                                                                 --------------
                                                                     24,781,344
                                                                 --------------
             NEW JERSEY - 0.6%
   1,000,000 Gloucester County, New Jersey,
              Improvement Authority, Gloucester Company LP,
              Series A
             8.125%, 7/1/10...................................        1,004,240

  Principal
   Amount                                                            Value
 LONG-TERM MUNICIPAL OBLIGATIONS - CONTINUED
             NEW JERSEY - CONTINUED
 $ 1,000,000 New Jersey State Health Care Facilities Financing
              Authority, Jersey Shore Medical Center
             6.125%, 7/1/12, (AMBAC)..........................   $    1,088,920
   5,000,000 New Jersey State Transportation Trust Fund
              Authority, Transportation Systems Revenue,
              Series A
             5.50%, 6/15/13...................................        5,232,800
   1,055,000 Salem County, New Jersey,
              Pollution Control Finance Authority, Waste
              Disposal Revenue
             6.50%, 11/15/21..................................        1,133,123
                                                                 --------------
                                                                      8,459,083
                                                                 --------------
             NEW MEXICO - 1.5%
   1,500,000 Albuquerque, New Mexico,
              Hospital System Revenue,
              Series A
             6.375%, 8/1/07, (MBIA)...........................        1,632,165
   2,950,000 Albuquerque, New Mexico,
              Joint Water and Sewer System Revenue, Series A,
              (Eff. Yield 6.90%) (b)
             0.00%, 7/1/08, (FGIC)............................        1,850,712
             Farmington, New Mexico,
              Pollution Control Revenue:
  10,000,000 Public Service Company of San Juan, Series C
             5.70%, 12/1/16, (AMBAC)..........................       10,570,400
   5,000,000 Southern California Edison Company, Series A
             5.875%, 6/1/23, (MBIA)...........................        5,327,200
   1,000,000 University of New Mexico, University Revenues,
              Series A
             6.00%, 6/1/21....................................        1,127,100
                                                                 --------------
                                                                     20,507,577
                                                                 --------------
             NEW YORK - 13.3%
   7,000,000 Housing, New York,
              Corporate Revenue, Series A,
              (Eff. Yield 6.17%) (b)
             0.00%, 11/1/10...................................        6,474,370
             Long Island Power Authority, New York, Electric
              Systems Revenue, Series A:
   5,000,000 5.25%, 12/1/26...................................        4,935,400
   7,450,000 5.50%, 12/1/29...................................        7,518,912
  10,000,000 5.75%, 12/1/24...................................       10,479,800
             Metropolitan Transportation Authority, New York,
              Transportation Facilities Revenue:
  10,000,000 Series A
             5.70%, 7/1/17, (MBIA)............................       10,594,400
  11,600,000 Service Contract:
             Series 7
             5.625%, 7/1/16...................................       11,922,132
   5,000,000 Series R
             5.50%, 7/1/17....................................        5,077,400

[LOGO APPEARS HERE]
                       SCHEDULE OF INVESTMENTS(continued)
                                  May 31, 1998

  Principal
   Amount                                                            Value
 LONG-TERM MUNICIPAL OBLIGATIONS - CONTINUED
             NEW YORK - CONTINUED
             New York City, New York,
              General Obligation:
             Capital Appreciation:
 $ 8,000,000 (Eff. Yield 4.83%) (b)
             0.00%, 8/1/09, (MBIA).............................   $  4,784,560
             Series G:
   4,750,000 5.00%, 8/1/14.....................................      4,676,423
   4,760,000 (Eff. Yield 4.75%) (b)
             0.00%, 8/1/08, (MBIA).............................      2,998,562
             Refunded Balance:
     400,000 5.75%, 8/1/10, (FGIC).............................        421,520
   2,500,000 Series G
             6.75%, 2/1/09, (FGIC).............................      2,917,975
             Unrefunded Balance, Series A:
     615,000 7.75%, 8/15/08....................................        684,224
     335,000 7.75%, 8/15/14....................................        372,496
     520,000 7.75%, 8/15/15....................................        576,883
             New York City, New York, Municipal Water Finance
              Authority, Water and Sewer Systems Revenue,
              Series B:
   7,300,000 5.75%, 6/15/26, (MBIA)............................      7,780,770
  30,000,000 5.75%, 6/15/29....................................     31,768,500
             New York State Dormitory Authority Revenue:
   4,480,000 City University Educational Facilities
             7.00%, 7/1/09, (FGIC).............................      5,434,061
   5,000,000 Mental Health Services Facilities, Series A
             5.75%, 8/15/22....................................      5,246,150
             Series C:
   2,400,000 7.375%, 5/15/10...................................      2,946,552
  10,500,000 7.50%, 5/15/11....................................     13,150,620
             New York State Dormitory Authority Revenue,
              Secured Hospital:
             Interfaith Medical Center, Series D:
   2,500,000 5.25%, 2/15/16....................................      2,479,575
   4,695,000 5.30%, 2/15/19....................................      4,619,129
   2,000,000 Wyckoff Heights, Series H
             5.30%, 8/15/21....................................      1,971,040
     545,000 New York State Environmental Facilities
              Corporation, Pollution Control Revenue, State
              Water Revolving Fund, Unrefunded Balance,
              Series E 6.875%, 6/15/10.........................        596,693
   5,000,000 New York State Local Government Assistance
              Revenue, Series D
             5.375%, 4/1/14....................................      5,081,200
             New York State Medical Care Facilities, Finance
              Agency Revenue:
   2,900,000 6.375%, 8/15/14, (FGIC)...........................      3,219,783
   2,255,000 6.375%, 11/15/19, (AMBAC).........................      2,496,533
   1,250,000 Health Center Projects, Series A
             6.375%, 11/15/19..................................      1,372,325

  Principal
   Amount                                                            Value
 LONG-TERM MUNICIPAL OBLIGATIONS - CONTINUED
             NEW YORK - CONTINUED
             New York State Mortgage Agency Revenue, Homeowner
              Mortgage:
 $ 4,500,000 Series 27
             6.90%, 4/1/15....................................   $    4,899,510
   6,400,000 Series 69
             5.50%, 10/1/28...................................        6,432,960
   1,125,000 New York State Power Authority Revenue, General
              Purpose Revenue
             7.00%, 1/1/18....................................        1,360,418
   6,000,000 New York State Thruway Authority, Service
              Contract, Local Highway and Bridge Revenue
             5.20%, 4/1/09....................................        6,177,540
     575,000 New York State Urban Development Corporation
              Revenue, Correctional Facilities, Series A
             6.50%, 1/1/09....................................          652,545
     500,000 Niagara Falls, New York,
              Public Improvement
             7.50%, 3/1/14, (MBIA)............................          643,395
                                                                 --------------
                                                                    182,764,356
                                                                 --------------
             NORTH DAKOTA - 0.4%
   5,000,000 North Dakota State Housing Financial Agency
              Revenue, Series C
             5.55%, 7/1/29....................................        5,026,200
                                                                 --------------
             OHIO - 2.3%
   2,000,000 Adams County, Ohio,
              Valley Local School District
             7.00%, 12/1/15...................................        2,489,840
   2,000,000 Butler County, Ohio,
              Transportation Improvement District Revenue,
              Series A
             6.00%, 4/1/12, (FSA).............................        2,198,760
  10,100,000 Cleveland, Ohio,
              Airport Special Revenue, Continental Airlines
              Incorporated Project
             5.375%, 9/15/27..................................        9,762,660
             Cleveland, Ohio,
              Public Power Systems Revenue, First Mortgage,
              Series A:
   7,000,000 7.00%, 11/15/16, (MBIA)..........................        8,100,540
   1,000,000 7.00%, 11/15/24, (MBIA)..........................        1,172,040
   1,285,000 Columbus, Ohio,
              General Obligation
             12.375%, 2/15/06.................................        1,942,059
   2,500,000 Montgomery County, Ohio,
              Hospital Revenue, Kettering Medical Center
             6.25%, 4/1/20, (MBIA)............................        2,920,000
   1,000,000 Ohio State Higher Educational Facility Commission
             6.125%, 11/15/17, (MBIA).........................        1,085,030
   2,000,000 Ohio State Solid Waste Disposal Revenue, USG
              Corporation Project
             5.65%, 3/1/33....................................        2,017,820
                                                                 --------------
                                                                     31,688,749
                                                                 --------------

[LOGO APPEARS HERE]
                       SCHEDULE OF INVESTMENTS(continued)
                                  May 31, 1998

  Principal
   Amount                                                            Value
 LONG-TERM MUNICIPAL OBLIGATIONS - CONTINUED
             PENNSYLVANIA - 6.1%
 $ 2,500,000 Allegheny County, Pennsylvania,
              Sewer Revenue,
              (Eff. Yield 6.10%) (b)
             0.00%, 6/1/15, (FGIC)............................   $    1,052,150
   4,000,000 Beaver County, Pennsylvania,
              Pollution Control Revenue, Ohio Edison Company,
              Series A
             7.00%, 6/1/21, (FGIC)............................        4,369,640
   2,000,000 Lebanon County, Pennsylvania,
              Good Samaritan Hospital Authority, Project
              Revenue
             6.00%, 11/15/18..................................        2,080,720
   2,000,000 McKeesport, Pennsylvania,
              Area School District, Capital Appreciation,
              Series B
              (Eff. Yield 6.25%) (b)
             0.00%, 10/1/15, (FSA)............................          831,780
   2,060,000 Millcreek Township, Pennsylvania,
              School District, Capital Appreciation, Series A
              (Eff. Yield 6.38%) (b)
             0.00%, 9/15/09, (FGIC)...........................        1,218,366
     900,000 Montgomery County, Pennsylvania, Industrial
              Development and Pollution Control, Philadelphia
              Electric Company
             7.60%, 4/1/21....................................          982,044
   7,500,000 Northumberland County, Pennsylvania, Commonwealth
              Lease Revenue, Capital Appreciation
              (Eff. Yield 7.10%) (b)
             0.00%, 10/15/10, (MBIA)..........................        4,212,975
   2,650,000 Penn Hills Township, Pennsylvania, General
              Obligation, Series B
              (Eff. Yield 6.79%) (b)
             0.00%, 6/1/13, (AMBAC)...........................        1,253,026
             Pennsylvania State Higher Educational Facilities
              Authority Revenue:
             Allegheny General Hospital:
   4,000,000 Series A
             7.125%, 9/1/07...................................        4,354,600
   7,000,000 Series I
             5.70%, 6/15/15...................................        7,311,150
             Pennsylvania State Housing Finance Agency:
   5,545,000 Residential Development,
             Section 8, Series A
             7.60%, 7/1/13....................................        5,964,479
   4,000,000 Single Family Mortgage, Series T
             7.75%, 10/1/09...................................        4,160,960
   1,750,000 Pennsylvania State Industrial Development
              Authority Revenue, Economic Development
             6.00%, 1/1/12, (AMBAC)...........................        1,893,308
             Philadelphia, Pennsylvania,
              Hospital and Higher Education Facilities
              Authority Revenue:
   3,000,000 Albert Einstein Medical Center
             7.00%, 10/1/21...................................        3,233,430
   1,000,000 Community College, Series B
             6.50%, 5/1/07, (MBIA)............................        1,137,100

  Principal
   Amount                                                            Value
 LONG-TERM MUNICIPAL OBLIGATIONS - CONTINUED
             PENNSYLVANIA - CONTINUED
             Philadelphia, Pennsylvania,
              Hospital and Higher Education Facilities
              Authority
              Revenue - continued:
 $ 2,500,000 Temple University Hospital
             5.50%, 11/15/15..................................   $    2,534,500
   7,360,000 Philadelphia, Pennsylvania,
              Municipal Authority Revenue, Municipal Services
              Building Lease, Capital Appreciation
              (Eff. Yield 7.50%) (b)
             0.00%, 3/15/14, (FSA)............................        3,309,792
             Philadelphia, Pennsylvania,
              Water and Wastewater Revenue:
  10,600,000 5.00%, 6/15/16, (FSA)............................       10,511,808
   4,610,000 5.50%, 8/1/14, (MBIA)............................        4,768,215
   5,000,000 5.60%, 8/1/18, (MBIA)............................        5,181,900
   4,000,000 Pittsburgh, Pennsylvania,
              School District, General Obligation, Capital
              Appreciation, Series C
              (Eff. Yield 7.00%) (b)
             0.00%, 8/1/09, (AMBAC)...........................        2,379,240
   6,350,000 Sayre, Pennsylvania,
              Health Care Facilities Authority, Guthrie
              Healthcare, Series A
             7.10%, 3/1/17....................................        6,859,524
             Shaler, Pennsylvania,
              Area School District, Capital Appreciation,
              Series A:
   2,000,000 (Eff. Yield 5.55%) (b)
             0.00%, 11/15/17, (FGIC)..........................          735,760
   2,000,000 (Eff. Yield 5.60%) (b)
             0.00%, 11/15/18, (FGIC)..........................          697,500
   2,000,000 (Eff. Yield 5.60%) (b)
             0.00%, 11/15/19, (FGIC)..........................          658,320
   2,550,000 Washington County, Pennsylvania, Hospital
              Authority Revenue, Shadyside Hospital Project
             5.75%, 12/15/14, (AMBAC).........................        2,666,688
                                                                 --------------
                                                                     84,358,975
                                                                 --------------
             RHODE ISLAND - 0.4%
   5,710,000 Rhode Island State Health and Educational
              Building Corporation, Hospital Financing
              Revenue, Roger Williams General Hospital
             9.50%, 7/1/16....................................        5,734,325
                                                                 --------------
             SOUTH CAROLINA - 0.7%
   1,610,000 South Carolina State Housing Finance and
              Development Authority, Homeownership Mortgage
              Purchase, Series B
             7.90%, 7/1/32, (FHA).............................        1,686,652
   7,500,000 York County, South Carolina,
              Industrial Development Revenue, Exempt
              Facilities, Hoechst Celanese Corporation
             5.70%, 1/1/24....................................        7,684,875
                                                                 --------------
                                                                      9,371,527
                                                                 --------------

                                  May 31, 1998

  Principal
   Amount                                                            Value
 LONG-TERM MUNICIPAL OBLIGATIONS - continued
             Tennessee - 3.0%
 $ 7,465,000 Bristol, Tennessee,
              Health and Educational Facilities Authority,
              Bristol Memorial Hospital
             6.75%, 9/1/10, (FGIC)............................   $    8,882,827
             Knox County, Tennessee,
              Health and Educational Facilities Authority,
              Fort Sanders Alliance:
   9,000,000 Series B
             7.25%, 1/1/10....................................       11,037,690
   4,500,000 Series C
             5.25%, 1/1/15....................................        4,630,185
  10,000,000 Metro Government, Nashville
              and Davidson Counties, Tennessee, Step Bond,
              (Eff. Yield 4.92%) (b)
             0.00%, 1/1/12, (FGIC)............................       12,330,800
   3,855,000 Tennessee State Housing Development Authority,
              Home Ownership Program, Issue H
             7.825%, 7/1/15...................................        3,972,809
                                                                 --------------
                                                                     40,854,311
                                                                 --------------
             Texas - 10.1%
  10,000,000 Alliance, Texas,
              Airport Authority, Texas Special Facilities
              Revenue, Federal Express Corporation Project
             6.375%, 4/1/21...................................       10,814,200
             Austin, Texas,
              Utility Systems Revenue:
   5,000,000 5.75%, 5/15/24, (FGIC)...........................        5,195,350
     500,000 (Eff. Yield 6.80%) (b)
             0.00%, 11/15/11..................................          258,740
   2,000,000 Series B
             5.70%, 11/15/21, (MBIA)..........................        2,109,880
             Bexar, Texas,
              Metropolitan Water District Waterworks Systems
              Revenue:
   2,000,000 5.875%, 5/1/22...................................        2,113,140
      25,000 Unrefunded Balance
             6.625%, 5/1/14, (AMBAC)..........................           27,154
      30,000 Brazos County, Texas,
              Health Facilities Development Revenue,
              Franciscan Service Corporation, Series B
             5.375%, 1/1/22, (MBIA)...........................           30,298
   3,425,000 Brazos County, Texas,
              Housing Finance Corporation, Single Family
              Mortgage Revenue
             5.80%, 9/1/25, (GNMA/FNMA).......................        3,544,978
   2,400,000 Brownsville, Texas,
              Utilities Systems Revenue
             6.25%, 9/1/14, (MBIA)............................        2,810,112
             Fort Bend County, Texas,
              Levee Improvement, District #011:
   1,245,000 6.90%, 9/1/18, (MBIA)............................        1,424,168
   1,000,000 6.90%, 9/1/19, (MBIA)............................        1,143,910
   1,165,000 6.90%, 9/1/20, (MBIA)............................        1,332,655

  Principal
   Amount                                                            Value
 LONG-TERM MUNICIPAL OBLIGATIONS - continued
             Texas - continued
 $10,000,000 Gulf Coast, Texas,
              Industrial Development Authority, Waste Disposal
              Revenue, Valero Refining Project
             5.60%, 12/1/31...................................   $   10,022,100
   7,000,000 Harris County, Texas,
              Flood Control District, Series B
              (Eff. Yield 7.20%) (b)
             0.00%, 10/1/06...................................        4,173,120
   3,270,000 Harris County, Texas,
              General Obligation, Permanent Improvement
             5.75%, 10/1/13...................................        3,592,520
             Harris County, Texas,
              Health Facilities Development Corporation
              Revenue, School Health Care Systems, Series B:
   5,000,000 5.75%, 7/1/27....................................        5,231,450
  10,000,000 5.75%, 7/1/27, (MBIA)............................       10,566,700
             Harris County, Texas,
              Health Facilities Development Corporation,
              Hospital Revenue:
   5,000,000 6.60%, 6/1/14....................................        5,679,450
   2,480,000 Hermann Hospital Project
             6.375%, 10/1/17..................................        2,788,537
             Memorial Hospital Systems Project:
   2,525,000 7.125%, 6/1/15...................................        2,818,935
             Series A:
   3,215,000 6.00%, 6/1/09....................................        3,581,253
   1,990,000 6.00%, 6/1/12....................................        2,215,905
   4,000,000 Harris County, Texas,
              Senior Lien, Series A
             6.375%, 8/15/24..................................        4,520,320
   4,000,000 Harris County, Texas,
              Toll Road, Subordinate Lien, Series A
             7.00%, 8/15/10...................................        4,908,640
   4,565,000 Houston, Texas,
              Airport Systems Revenue, Senior Lien
             8.20%, 7/1/17....................................        4,694,007
             Houston, Texas,
              Water and Sewer Systems Revenue:
   2,700,000 Junior Lien, Series C
             (Eff. Yield 6.85%) (b)
             0.00%, 12/1/10...................................        1,482,057
   3,000,000 Series C
             (Eff. Yield 6.90%) (b)
             0.00%, 12/1/11...................................        1,549,080
             Keller, Texas,
              Independent School District, Capital
              Appreciation:
   2,675,000 (Eff. Yield 4.55%) (b)
             0.00%, 8/15/07...................................        1,752,312
   3,300,000 (Eff. Yield 4.60%) (b)
             0.00%, 8/15/08...................................        2,054,547
   3,590,000 (Eff. Yield 4.70%) (b)
             0.00%, 8/15/09...................................        2,122,157

[LOGO APPEARS HERE]
                       SCHEDULE OF INVESTMENTS(continued)
                                  May 31, 1998

  Principal
   Amount                                                             Value
 LONG-TERM MUNICIPAL OBLIGATIONS - CONTINUED
             TEXAS - CONTINUED
 $ 1,090,000 Montgomery County, Texas,
              General Obligation, Capital Appreciation,
              (Eff. Yield 5.30%) (b)
             0.00%, 3/1/10, (MBIA).............................   $     620,929
   2,000,000 Port Arthur, Texas,
              Navigation District Revenue, Capital
              Appreciation,
              (Eff. Yield 4.90%) (b)
             0.00%, 3/1/09, (AMBAC)............................       1,207,760
   2,000,000 Port Corpus Christi, Texas,
              Industrial Development Revenue, Valero Energy
              Corporation
             5.125%, 4/1/09....................................       1,996,520
   1,085,000 Rio Grande Valley, Texas,
              Health Facilities Corporation, Hospital Revenue,
              Baptist Medical Project
             8.00%, 8/1/17.....................................       1,113,319
   5,315,000 Socorro, Texas,
              Independent School District, General Obligation
             5.75%, 2/15/26....................................       5,797,070
   2,565,000 Tarrant County, Texas,
              Health Facilities Development Revenue, Texas
              Health Resources Systems, Series A
             5.75%, 2/15/15, (MBIA)............................       2,792,900
   6,415,000 Tarrant County, Texas,
              Housing Finance Corporation Revenue, Single
              Family Mortgage, Series A,
              (Eff. Yield 11.00%) (b)
             0.00%, 9/15/16, (MBIA)............................       2,518,337
   5,000,000 Texas State, General Obligation,
              Linked RIBs/SAVRs
             6.20%, 9/30/11 (c)................................       5,781,800
             Texas State, Municipal Power Agency Revenue:
     175,000 5.25%, 9/1/12, (MBIA).............................         176,682
     130,000 6.10%, 9/1/09.....................................         147,654
   1,125,000 Capital Appreciation
             (Eff. Yield 7.35%) (b)
             0.00%, 9/1/08, (AMBAC)............................         698,265
   9,000,000 Titus County, Texas,
              Water District #1, Southwest Electric Power
             8.20%, 8/1/11.....................................      10,163,610
   1,475,000 University of Texas, University Revenues,
              Unrefunded Balance, Series B
             6.75%, 8/15/13....................................       1,602,941
                                                                  -------------
                                                                    139,175,462
                                                                  -------------
             UTAH - 0.4%
   3,500,000 Utah State Building Ownership Authority, Lease
              Revenue, State Facilities Master Lease Program,
              Series A
             5.75%, 5/15/18, (AMBAC)...........................       3,665,970
     175,000 Utah State Housing Finance Agency, Single Family
              Mortgage, Series C2
             7.95%, 7/1/10.....................................         184,233

 Principal
   Amount                                                             Value
 LONG-TERM MUNICIPAL OBLIGATIONS - CONTINUED
            UTAH - CONTINUED
            Utah State Intermountain Power Agency Revenue:
 $  750,000 Series A (Eff. Yield 8.43%) (b)
            0.00%, 7/1/07......................................   $     493,620
  6,500,000 Series C (Eff. Yield 6.80%) (b)
            0.00%, 7/1/20......................................       1,126,840
                                                                  -------------
                                                                      5,470,663
                                                                  -------------
            VERMONT - 0.4%
  3,000,000 Vermont State Educational and Health Building
             Financing Agency Revenue, Middlebury College
             Project
            6.00%, 11/1/22.....................................       3,204,840
  1,485,000 Vermont State Housing Finance Agency, Single
             Family, Series 1
            8.15%, 5/1/25......................................       1,546,420
                                                                  -------------
                                                                      4,751,260
                                                                  -------------
            VIRGINIA - 2.2%
  8,500,000 Loudoun County, Virginia,
             Industrial Development Authority, Residential Care
             Facility Revenue, Falcons Landing Project, Series
             A
            8.75%, 11/1/04.....................................      10,821,095
            Virginia State Housing Development Authority,
             Multifamily Housing:
  3,245,000 Series E
            5.60%, 11/1/17.....................................       3,334,335
 10,000,000 Subseries B
            5.50%, 1/1/22......................................      10,085,500
            Winchester, Virginia,
             Industrial Development, Hospital Revenue,
             Winchester Medical Center:
  2,300,000 6.15%, 1/1/15, (AMBAC).............................       2,335,926
  3,200,000 6.30%, 1/1/15, (AMBAC).............................       3,246,592
                                                                  -------------
                                                                     29,823,448
                                                                  -------------
            WASHINGTON - 1.3%
            Chelan County, Washington,
             Public Utility District #1, Capital Appreciation,
             Series A:
  3,000,000 (Eff. Yield 5.55%) (b)
            0.00%, 6/1/09......................................       1,784,790
 12,685,000 (Eff. Yield 5.80%) (b)
            0.00%, 6/1/14......................................       5,617,425
  2,000,000 King County, Washington,
             School District #415, General Obligation
            5.875%, 6/1/16, (FSA)..............................       2,134,740
  1,000,000 Tacoma, Washington,
             Electric Systems Revenue
            6.25%, 1/1/15, (FGIC)..............................       1,082,220
  1,300,000 Washington State Health Care Facilities Authority,
             Multi-Care Medical Center of Tacoma
            7.875%, 8/15/11, (FGIC)............................       1,336,218
            Washington State Public Power Supply System:
  3,000,000 Nuclear Project #2, Series A
            5.00%, 7/1/12, (FSA)...............................       3,009,630

[LOGO APPEARS HERE]
                       SCHEDULE OF INVESTMENTS (continued)
                                  May 31, 1998

  Principal
   Amount                                                            Value
 LONG-TERM MUNICIPAL OBLIGATIONS - CONTINUED
             WASHINGTON - CONTINUED
             Washington State Public Power Supply System -
               continued:
 $ 4,000,000 Nuclear Project #3
             (Eff. Yield 10.09%) (b)
             0.00%, 7/1/12....................................   $    1,960,880
   1,000,000 Washington State, General Obligation, Series A
             6.75%, 2/1/15....................................        1,212,810
                                                                 --------------
                                                                     18,138,713
                                                                 --------------
             WISCONSIN - 0.1%
     585,000 Wisconsin State Housing and Economic Development
              Authority, Home Ownership
             8.00%, 3/1/21....................................          613,296
                                                                 --------------
             PUERTO RICO - 4.3%
             Commonwealth of Puerto Rico,
              Electric Power Authority Revenue:
   3,400,000 Series DD
             5.25%, 7/1/14, (FSA).............................        3,515,668
   2,795,000 Series EE
             5.25%, 7/1/14, (MBIA)............................        2,890,086
             Commonwealth of Puerto Rico, General Obligation:
   3,000,000 6.45%, 7/1/17....................................        3,410,910
   2,000,000 Capital Appreciation
             (Eff. Yield 5.53%) (b)
             0.00%, 7/1/14, (MBIA)............................          908,680
             Linked BPO:
  12,300,000 7.00%, 7/1/10, (MBIA) (c)........................       15,174,756
   5,000,000 7.00%, 7/1/10, (AMBAC) (c).......................        6,168,600
             Commonwealth of Puerto Rico, Highway and
              Transportation Authority Revenue:
  10,000,000 Series A (Eff. Yield 4.95%) (b)
             0.00%, 7/1/15, (AMBAC)...........................        4,333,200
             Series Y:
     400,000 5.25%, 7/1/15, (FSA).............................          411,796
   7,200,000 5.50%, 7/1/26....................................        7,375,464
   5,000,000 Series Z
             6.00%, 7/1/18, (FSA).............................        5,684,350
   2,080,000 Commonwealth of Puerto Rico, Industrial, Tourist,
              Educational, Medical, Environmental Control
              Facilities, Finance Authority
             6.25%, 7/1/24....................................        2,287,314
             Commonwealth of Puerto Rico, Public Buildings
              Authority Revenue:
     250,000 Government Facilities
             5.00%, 7/1/12, (MBIA)............................          255,445
   6,250,000 Guaranteed Public Education and Health
             Facilities, Step Bond,
             Series M
             (Eff. Yield 5.74%) (b)
             3.75%, 7/1/16....................................        6,258,500
                                                                 --------------
                                                                     58,674,769
                                                                 --------------
             Total Long-Term Municipal Obligations (cost
              $1,323,750,072).................................    1,385,949,961
                                                                 --------------

  Principal
   Amount                                                            Value
 SHORT-TERM MUNICIPAL OBLIGATIONS - 0.4%
             CALIFORNIA - 0.1%
 $   290,000 California State Health Facilities Financing
              Revenue, Variable Rate Refunding, St. Joseph
              Health, Series A
             3.65%, 6/1/13 (a)...............................   $       290,000
     920,000 Irvine Ranch, California,
              Water District Revenue, Consolidated Bonds
             3.70%, 10/1/10 (a)..............................           920,000
      59,000 Tustin, California,
              Improvement Bond Act 1915
             3.70%, 9/2/13 (a)...............................            59,000
                                                                ---------------
                                                                      1,269,000
                                                                ---------------
             FLORIDA - 0.0%
      55,000 Dade County, Florida,
              Health Facilities Authority, Hospital Revenue,
              Miami Childrens Hospital Project
             4.00%, 9/1/20 (a)...............................            55,000
      40,000 Dade County, Florida,
              Water and Sewer Systems Revenue
             3.90%, 10/5/22 (a)..............................            40,000
                                                                ---------------
                                                                         95,000
                                                                ---------------
             MASSACHUSETTS - 0.0%
             Massachusetts State Health and Educational
              Facilities Authority, Capital Assets Program,
              Series D:
     325,000 3.70%, 1/1/35 (a)...............................           325,000
      10,000 3.70%, 5/1/35 (a)...............................            10,000
                                                                ---------------
                                                                        335,000
                                                                ---------------
             MISSOURI - 0.1%
             Kansas City, Missouri,
              Industrial Development Authority, Hospital
              Revenue:
     200,000 3.95%, 10/15/15 (a).............................           200,000
     575,000 Insured Research Health Services Systems
             3.95%, 4/15/15 (a)..............................           575,000
      50,000 Missouri State Health and Educational Facilities
              Authority Revenue
             3.85%, 12/1/19 (a)..............................            50,000
                                                                ---------------
                                                                        825,000
                                                                ---------------
             NEW YORK - 0.2%
   2,000,000 Long Island Power Authority, New York, Electric
              Systems Revenue, Series 5
             3.95%, 5/1/33 (a)...............................         2,000,000
     410,000 New York City, New York, Municipal Water Finance
              Authority Revenue
             3.95%, 6/15/24 (a)..............................           410,000
                                                                ---------------
                                                                      2,410,000
                                                                ---------------
             TEXAS - 0.0%
     355,000 Coastal Bend, Texas,
              Health Facilities Development, Incarnate World
              Health Systems Revenue
             3.85%, 8/15/27 (a)..............................           355,000
                                                                ---------------

                                  May 31, 1998
                  See Combined Notes to Financial Statements.

 Principal
  Amount                                                             Value
 SHORT-TERM MUNICIPAL OBLIGATIONS - continued
           Wyoming - 0.0%
 $300,000  Uinta County, Wyoming, Pollution Control Revenue
           3.95%, 4/1/10 (a)..................................   $      300,000
                                                                 --------------
           Total Short-Term Municipal Obligations (cost
            $5,589,000).......................................        5,589,000
                                                                 --------------

     Total Investments -
      (cost $1,329,339,072)........ 101.2%  1,391,538,961
     Other Assets and Liabilities -
      net..........................  (1.2)    (15,839,813)
                                    -----  --------------
     Net Assets - ................. 100.0% $1,375,699,148
                                    =====  ==============

(a) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(b) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
(c) At the discretion of the portfolio manager, these securities may be separated into securities with interest or principal payments that are linked to another rate or index and therefore would be considered derivative securities.
(d) Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing income on that so identified.

Summary of Abbreviations:
ACEs Auction Rate Securities
AMBAC Insured by American Municipal Bond Assurance Corporation BPO Bond Payment Obligation
FGIC Insured by Federal Guaranty Insurance Company
FHA  Insured by Federal Housing Authority
FHLMC Insured by Federal Home Loan Mortgage Corporation
FNMA Insured by Federal National Mortgage Association
FSA  Insured by Financial Security Assurance Corporation
GNMA Insured by Government National Mortgage Association INFLOs Inverse Floating Rate Securities
MBIA Insured by Municipal Bond Investors Assurance Corporation PARs Periodic Auction Reset Securities
RIBs Residual Interest Bonds
SAVRs Select Auction Variable Rate Securities

[LOGO APPEARS HERE]
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  May 31, 1998

                                   HIGH GRADE  SHORT INTERMEDIATE    TAX FREE
                                      FUND            FUND             FUND
--------------------------------------------------------------------------------
 ASSETS
 Investments at market value
  (identified cost -
   $114,303,886, $169,283,783
  and $1,329,339,072,
  respectively).................  $121,137,662    $172,326,493    $1,391,538,961
 Cash...........................             0             533            53,980
 Receivable for investments
  sold..........................     2,682,622       5,241,448        45,176,072
 Interest receivable............     2,185,583       3,301,404        20,498,029
 Receivable for Fund shares
  sold..........................         2,129          20,989            43,404
 Prepaid expenses and other
  assets........................         8,195          44,257           233,185
--------------------------------------------------------------------------------
   Total assets.................   126,016,191     180,935,124     1,457,543,631
--------------------------------------------------------------------------------
 LIABILITIES
 Payable for investments
  purchased.....................     2,959,339               0        75,878,996
 Payable for Fund shares
  redeemed......................       351,743           3,900         1,988,982
 Dividends payable..............       176,595         503,899         2,650,481
 Distribution fee payable.......        63,591           7,178           669,150
 Due to related parties.........        54,771          71,796           517,909
 Accrued Trustees' fees and
  expenses......................         6,747          14,268            46,201
 Accrued expenses and other
  liabilities...................        79,262          70,443            92,764
--------------------------------------------------------------------------------
   Total liabilities............     3,692,048         671,484        81,844,483
--------------------------------------------------------------------------------
 NET ASSETS.....................  $122,324,143    $180,263,640    $1,375,699,148
--------------------------------------------------------------------------------
 NET ASSETS REPRESENTED BY
 Paid-in capital................  $113,676,120    $176,749,878    $1,292,764,058
 Undistributed net investment
  income........................        98,606               0           385,382
 Accumulated net realized gain
  on investments and futures
  contracts.....................     1,715,641         471,052        20,349,819
 Net unrealized appreciation on
  investments...................     6,833,776       3,042,710        62,199,889
--------------------------------------------------------------------------------
   TOTAL NET ASSETS.............  $122,324,143    $180,263,640    $1,375,699,148
--------------------------------------------------------------------------------
 NET ASSETS CONSIST OF
 Class A........................  $ 64,526,357    $  6,568,707    $1,243,327,218
 Class B........................    32,821,501       5,790,267       124,663,980
 Class C........................             0               0         7,707,950
 Class Y........................    24,976,285     167,904,666                 0
--------------------------------------------------------------------------------
                                  $122,324,143    $180,263,640    $1,375,699,148
--------------------------------------------------------------------------------
 SHARES OUTSTANDING
 Class A........................     5,678,221         644,684       159,872,745
 Class B........................     2,888,261         568,072        16,030,234
 Class C........................             0               0           991,117
 Class Y........................     2,197,899      16,472,867                 0
--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
 Class A........................  $      11.36    $      10.19    $         7.78
--------------------------------------------------------------------------------
 Class A -- Offering price
  (based on sales charge of
  4.75%, 3.25% and 4.75%,
  respectively).................  $      11.93    $      10.53    $         8.17
--------------------------------------------------------------------------------
 Class B........................  $      11.36    $      10.19    $         7.78
--------------------------------------------------------------------------------
 Class C........................            --              --    $         7.78
--------------------------------------------------------------------------------
 Class Y........................  $      11.36    $      10.19                --
--------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

[LOGO APPEARS HERE]
                            STATEMENTS OF OPERATIONS
                            Year Ended May 31, 1998

                                     HIGH GRADE  SHORT INTERMEDIATE   TAX FREE
                                        FUND            FUND           FUND*
---------------------------------------------------------------------------------
 INVESTMENT INCOME
 Interest.........................   $5,803,319      $6,033,898     $ 32,763,015
---------------------------------------------------------------------------------
 EXPENSES
 Management fee...................      542,365         622,594        2,410,469
 Distribution Plan expenses.......      453,025          69,129        1,890,260
 Transfer agent fees..............      113,941          63,449          609,383
 Registration and filing fees.....       68,469          83,299           22,517
 Custodian fees...................       53,943          43,379          197,886
 Shareholder reports expense......       51,945          21,253          321,516
 Administrative services fees.....       34,207               0          109,569
 Professional fees................       23,428          26,408           38,723
 Trustees' fees and expenses......        3,867           9,605           39,437
 Other............................       21,602           8,024          214,504
 Fee waivers and/or expense
  reimbursements..................            0         (45,432)               0
---------------------------------------------------------------------------------
  Total expenses..................    1,366,792         901,708        5,854,264
 Less: Indirectly paid expenses...         (200)           (850)         (34,699)
---------------------------------------------------------------------------------
  Net expenses....................    1,366,592         900,858        5,819,565
---------------------------------------------------------------------------------
 NET INVESTMENT INCOME............    4,436,727       5,133,040       26,943,450
---------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND CLOSED
  FUTURES CONTRACTS
 Net realized gain (loss) on:
  Investments.....................    3,360,972       1,471,537       17,108,116
  Closed futures contracts........            0               0         (731,997)
---------------------------------------------------------------------------------
 Net realized gain on investments
  and closed futures contracts....    3,360,972       1,471,537       16,376,119
 Net change in unrealized
  appreciation (depreciation) on
  investments.....................    1,019,154        (795,050)     (25,411,876)
---------------------------------------------------------------------------------
 Net realized and unrealized gain
  (loss) on investments and closed
  futures contracts...............    4,380,126         676,487       (9,035,757)
---------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS.......   $8,816,853      $5,809,527     $ 17,907,693
---------------------------------------------------------------------------------

*Five months ended May 31, 1998. During the period, Tax Free Fund changed its fiscal year end from December 31 to May 31.

                  See Combined Notes to Financial Statements.

[LOGO APPEARS HERE]
                            STATEMENT OF OPERATIONS
                          Year Ended December 31, 1997

                                                                     TAX FREE
                                                                       FUND
--------------------------------------------------------------------------------
 INVESTMENT INCOME
 Interest........................................................  $ 84,530,908
--------------------------------------------------------------------------------
 EXPENSES
 Management fee..................................................     6,029,348
 Distribution Plan expenses......................................     5,338,174
 Transfer agent fees.............................................     1,342,638
 Custodian fees..................................................       453,948
 Administrative services fees....................................       215,018
 Trustees' fees and expenses.....................................       124,253
 Other...........................................................       193,385
--------------------------------------------------------------------------------
  Total expenses.................................................    13,696,764
 Less: Indirectly paid expenses..................................       (20,193)
--------------------------------------------------------------------------------
  Net expenses...................................................    13,676,571
--------------------------------------------------------------------------------
 NET INVESTMENT INCOME...........................................    70,854,337
--------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  CLOSED FUTURES CONTRACTS
 Realized gain (loss) on:
  Investments....................................................    44,775,459
  Closed futures contracts.......................................    (7,678,397)
--------------------------------------------------------------------------------
 Net realized gain on investments and closed futures contracts...    37,097,062
 Net change in unrealized appreciation (depreciation) on
  investments....................................................     2,027,467
--------------------------------------------------------------------------------
 Net realized and unrealized gain on investments and closed
  futures contracts..............................................    39,124,529
--------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............  $109,978,866
--------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

[LOGO APPEARS HERE]
                      STATEMENTS OF CHANGES IN NET ASSETS
                            Year Ended May 31, 1998

                                HIGH GRADE   SHORT INTERMEDIATE    TAX FREE
                                   FUND             FUND            FUND*
-------------------------------------------------------------------------------
 OPERATIONS
 Net investment income.......  $  4,436,727     $  5,133,040    $   26,943,450
 Net realized gain on
  investments and closed
  futures contracts..........     3,360,972        1,471,537        16,376,119
 Net change in unrealized
  appreciation
  (depreciation) on
  investments................     1,019,154         (795,050)      (25,411,876)
-------------------------------------------------------------------------------
  Net increase in net assets
   resulting from
   operations................     8,816,853        5,809,527        17,907,693
-------------------------------------------------------------------------------
 DISTRIBUTIONS TO
  SHAREHOLDERS FROM
 Net investment income
  Class A....................    (2,198,256)        (225,168)      (21,756,580)
  Class B....................    (1,156,701)        (197,697)       (5,153,488)
  Class C....................             0                0          (109,908)
  Class Y....................    (1,132,786)      (4,710,175)                0
-------------------------------------------------------------------------------
  Total distributions to
   shareholders..............    (4,487,743)      (5,133,040)      (27,019,976)
-------------------------------------------------------------------------------
 CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold...    14,810,240       22,513,095        21,942,896
 Proceeds from shares issued
  in connection with the
  acquisition of:
  Blanchard Flexible Tax-
   Free Bond Fund............    22,403,925                0                 0
  Common Trust Fund -
    Intermediate Tax Exempt
   Bond Fund.................             0      148,714,787                 0
  Evergreen Short
   Intermediate Municipal
   Fund - California.........             0       14,473,407                 0
  Evergreen Tax Free Income
   Fund......................             0                0       100,118,341
 Proceeds from reinvestment
  of distributions...........     2,594,120        1,482,137        12,966,083
 Payment for shares
  redeemed...................   (23,942,474)     (52,702,874)     (125,945,502)
-------------------------------------------------------------------------------
  Net increase in net assets
   resulting from capital
   share transactions........    15,865,811      134,480,552         9,081,818
-------------------------------------------------------------------------------
   Total increase (decrease)
    in net assets............    20,194,921      135,157,039           (30,465)
 NET ASSETS
 Beginning of year...........   102,129,222       45,106,601     1,375,729,613
-------------------------------------------------------------------------------
 END OF YEAR.................  $122,324,143     $180,263,640    $1,375,699,148
-------------------------------------------------------------------------------
 Undistributed net investment
  income.....................  $     98,606     $          0    $      385,382
-------------------------------------------------------------------------------

*Five months ended May 31, 1998. During the period, Tax Free Fund changed its fiscal year end from December 31 to May 31.

                  See Combined Notes to Financial Statements.

[LOGO APPEARS HERE]
                      STATEMENTS OF CHANGES IN NET ASSETS
                                 Prior Periods

                                   HIGH GRADE FUND            SHORT INTERMEDIATE FUND             TAX FREE FUND
                            ------------------------------ ------------------------------
------------------------------
                             Nine Months                    Nine Months                      Year Ended December
31,
                                Ended        Year Ended        Ended        Year Ended
------------------------------
                            May 31, 1997*  August 31, 1996 May 31, 1997*  August 31, 1996      1997
1996
-------------------------------------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment income...   $  3,542,168    $  5,304,418   $  1,936,277    $  2,353,029   $   70,854,337  $
84,167,379
 Net realized gain on
  investments and closed
  futures contracts......        640,025       1,622,360         18,940         161,202       37,097,062
15,476,735
 Net change in unrealized
  appreciation
  (depreciation) on
  investments............        982,691      (1,135,792)       139,624        (564,810)       2,027,467
(48,955,108)
-------------------------------------------------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations............      5,164,884       5,790,986      2,094,841       1,949,421      109,978,866
50,689,006
-------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTIONS TO
  SHAREHOLDERS FROM
 Net investment income
  Class A................     (1,696,428)     (2,655,984)      (755,942)       (541,615)
0               0
  Class B................       (934,247)     (1,385,989)      (159,979)       (229,080)     (73,811,844)
(79,617,449)
  Class Y................       (929,415)     (1,262,445)    (1,020,356)     (1,582,334)
0               0
 In excess of net
  investment income
  Class B................              0               0              0               0
(160,951)              0
 Net realized gain on
  investments
  Class B................              0               0              0               0
(17,063,591)              0
-------------------------------------------------------------------------------------------------------------------------
  Total distributions to
   shareholders..........     (3,560,090)     (5,304,418)    (1,936,277)     (2,353,029)     (91,036,386)
(79,617,449)
-------------------------------------------------------------------------------------------------------------------------
 CAPITAL SHARE
  TRANSACTIONS
 Proceeds from shares
  sold...................      9,286,983      16,695,647      9,393,392      37,737,994       39,118,274
107,614,922
 Proceeds from shares
  issued in connection
  with the acquisition of
  Keystone Tax Exempt
  Trust..................              0               0              0               0                0
658,278,376
 Proceeds from
  reinvestment of
  distributions..........      2,003,093       3,093,850        973,716       1,651,747       53,790,716
41,011,255
 Payment for shares
  redeemed...............    (18,667,515)    (30,410,409)   (35,446,549)    (22,410,625)    (294,007,649)
(424,558,360)
-------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets
   resulting from capital
   share transactions....     (7,377,439)    (10,620,912)   (25,079,441)     16,979,116     (201,098,659)
382,346,193
-------------------------------------------------------------------------------------------------------------------------
   Total increase
    (decrease) in net
    assets...............     (5,772,645)    (10,134,344)   (24,920,877)     16,575,508     (182,156,179)
353,417,750
 NET ASSETS
 Beginning of period.....    107,901,867     118,036,211     70,027,478      53,451,970    1,557,885,792
1,204,468,042
-------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD...........   $102,129,222    $107,901,867   $ 45,106,601    $ 70,027,478   $1,375,729,613
$1,557,885,792
-------------------------------------------------------------------------------------------------------------------------
 Undistributed net
  investment income .....   $    124,532    $    115,656   $          0    $          0   $      467,027  $
2,957,507
-------------------------------------------------------------------------------------------------------------------------

*During the period, the Fund changed its fiscal year end from August 31 to May
  31.

                  See Combined Notes to Financial Statements.

[LOGO APPEARS HERE]
                     COMBINED NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION

The Evergreen National Municipal Bond Funds consist of Evergreen High Grade Tax Free Fund ("High Grade Fund"), Evergreen Short Intermediate Municipal Fund ("Short Intermediate Fund") and Evergreen Tax Free Fund ("Tax Free Fund"), (collectively, the "Funds"). Each Fund is a diversified series of Evergreen Mu-nicipal Trust (the "Trust"), a Delaware business trust organized on September 17, 1997. The Trust is an open end management investment company registered un-der the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A, Class B, Class C or Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75% for both the High Grade Fund and Tax Free Fund and a maximum front-end sales charge of 3.25% for the Short Intermediate Fund. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares of Tax Free Fund purchased after January 1, 1997 will automati-cally convert to Class A shares after seven years. Class B shares of Tax Free Fund purchased prior to January 1, 1997 retain their existing conversion rights. For the High Grade Fund and Short Intermediate Fund, all Class B shares will automatically convert to Class A shares after seven years. Class C shares are sold subject to a contingent deferred sales charge payable on shares re-deemed within one year after the month of purchase. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institu-tional investors or Class Y shareholders of record of certain other funds man-aged by First Union and its affiliates as of December 30, 1994.

Effective January 9, 1998, the Tax Free Fund added two classes of shares desig-nated as Class A and Class C and designated the existing class of shares as Class B. Shareholders of this Fund who, at the close of business on January 16, 1998, held Class B shares purchased before January 1, 1995 and certain other non-commissionable Class B shares had such shares converted to Class A shares having an aggregate value equal to that of the shareholder's Class B shares prior to the conversion.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. VALUATION OF SECURITIES
An independent pricing service values each Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue. Securities for which valuations are not available from an independent pricing service, including re-stricted securities, are valued at fair value as determined in good faith ac-cording to procedures established by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. FUTURES CONTRACTS
In order to gain exposure to or protect against changes in security values, the Tax Free Fund may buy and sell futures contracts.

The initial margin deposited with a broker when entering into a futures trans-action is subsequently adjusted by daily payments or receipts as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.

[LOGO APPEARS HERE]
               COMBINED NOTES TO FINANCIAL STATEMENTS(continued)

Risks of entering into futures contracts include (i) the possibility of an il-liquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

C. DERIVATIVE SECURITIES
The Tax Free Fund may invest in derivative securities. A derivative security is any investment that derives its value from an underlying security, asset or market index. Greater market fluctuations may result if these securities are leveraged. The Fund invests in these types of securities when it is consistent with its investment objectives.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

E. FEDERAL TAXES
The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal tax liability since they are expected to distribute all of their net investment company taxable income, net tax-exempt income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required dis-tributions under the Code. Accordingly, no provision for federal taxes is re-quired. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

F. DISTRIBUTIONS
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment of market dis-count on securities.

G. CLASS ALLOCATIONS
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

[LOGO APPEARS HERE]
               COMBINED NOTES TO FINANCIAL STATEMENTS(continued)

3. CAPITAL SHARE TRANSACTIONS

Each Fund has an unlimited number of shares of beneficial interest with a par value of $0.001 authorized. Shares of beneficial interest of the Funds are cur-rently divided into Class A, Class B, Class C or Class Y. Transactions in shares of the Funds were as follows:

High Grade Fund

                               Year Ended           Nine Months Ended            Year Ended
                              May 31, 1998             May 31, 1997            August 31, 1996
                         -----------------------  -----------------------  ------------------------
                          Shares       Amount      Shares       Amount       Shares       Amount
----------------------------------------------------------------------------------------------------
CLASS A
Shares sold.............   352,430  $  3,971,088    138,267  $  1,503,579     728,801  $  7,875,800
Shares issued in
 acquisition of:
 Blanchard Flexible Tax-
  Free Bond Fund........ 1,966,629    22,403,925          0             0           0             0
Shares issued in
 reinvestment of
 distributions..........   122,837     1,383,168     91,672       998,917     144,023     1,571,241
Shares redeemed.........  (971,142)  (10,944,155)  (737,802)   (8,010,676) (1,652,697)  (17,891,048)
----------------------------------------------------------------------------------------------------
Net increase
 (decrease)............. 1,470,754  $ 16,814,026   (507,863) $ (5,508,180)   (779,873) $ (8,444,007)
----------------------------------------------------------------------------------------------------
CLASS B
Shares sold.............   414,162  $  4,656,253    418,834  $  4,553,869     420,508  $  4,595,803
Shares issued in
 reinvestment of
 distributions..........    61,515       692,436     50,410       549,306      75,686       825,507
Shares redeemed.........  (514,611)   (5,780,674)  (546,605)   (5,937,166)   (691,236)   (7,495,373)
----------------------------------------------------------------------------------------------------
Net decrease............   (38,934) $   (431,985)   (77,361) $   (833,991)   (195,042) $ (2,074,063)
----------------------------------------------------------------------------------------------------
CLASS Y
Shares sold.............   548,341  $  6,182,899    296,083  $  3,229,535     387,417  $  4,224,044
Shares issued in
 reinvestment of
 distributions..........    46,065       518,516     41,755       454,870      63,909       697,102
Shares redeemed.........  (641,096)   (7,217,645)  (434,833)   (4,719,673)   (455,583)   (5,023,988)
----------------------------------------------------------------------------------------------------
Net decrease............   (46,690) $   (516,230)   (96,995) $ (1,035,268)     (4,257) $   (102,842)
----------------------------------------------------------------------------------------------------

Short Intermediate Fund

                               Year Ended             Nine Months Ended            Year Ended
                              May 31, 1998              May 31, 1997            August 31, 1996
                         ------------------------  ------------------------  -----------------------
                           Shares       Amount       Shares       Amount       Shares      Amount
-----------------------------------------------------------------------------------------------------
CLASS A
Shares sold.............    383,419  $  3,907,614     182,673  $  1,860,992   2,806,176  $28,333,550
Shares issued in
 acquisition of:
 Evergreen Short
  Intermediate Municipal
  Fund -California......        736         7,495           0             0           0            0
Shares issued in
 reinvestment of
 distributions..........     15,389       156,458      17,182       174,056      24,978      253,579
Shares redeemed.........   (356,623)   (3,624,581) (2,348,922)  (23,711,903)   (750,660)  (7,689,314)
-----------------------------------------------------------------------------------------------------
Net increase
 (decrease).............     42,921  $    446,986  (2,149,067) $(21,676,855)  2,080,494  $20,897,815
-----------------------------------------------------------------------------------------------------
CLASS B
Shares sold.............    107,260  $  1,092,900     144,261  $  1,461,443     291,382  $ 2,967,713
Shares issued in
 acquisition of:
 Evergreen Short
  Intermediate Municipal
  Fund -California......      6,897        70,307           0             0           0            0
Shares issued in
 reinvestment of
 distributions..........     14,126       143,788      11,819       119,733      16,079      163,265
Shares redeemed.........   (227,503)   (2,313,782)   (224,553)   (2,272,638)   (166,441)  (1,686,967)
-----------------------------------------------------------------------------------------------------
Net increase
 (decrease).............    (99,220) $ (1,006,787)    (68,473) $   (691,462)    141,020  $ 1,444,011
-----------------------------------------------------------------------------------------------------
CLASS Y
Shares sold.............  1,719,348  $ 17,512,581     600,756  $  6,070,957     635,204  $ 6,436,731
Shares issued in
 acquisition of:
 Common Trust Fund -
   Intermediate Tax
  Exempt Bond Fund...... 14,616,570   148,714,787           0             0           0            0
 Evergreen Short
  Intermediate Municipal
  Fund -California......  1,412,138    14,395,605           0             0           0            0
Shares issued in
 reinvestment of
 distributions..........    116,093     1,181,891      67,156       679,927     121,645    1,234,903
Shares redeemed......... (4,588,604)  (46,764,511)   (934,601)   (9,462,008) (1,283,965) (13,034,344)
-----------------------------------------------------------------------------------------------------
Net increase
 (decrease)............. 13,275,545  $135,040,353    (266,689) $ (2,711,124)   (527,116) $(5,362,710)
-----------------------------------------------------------------------------------------------------

[LOGO APPEARS HERE]
               COMBINED NOTES TO FINANCIAL STATEMENTS(continued)

Tax Free Fund

                                                       January 20, 1998
                                                    (Commencement of Class
                                                     Operations) through
                                                         May 31, 1998
                                                  ---------------------------
                                                    Shares         Amount
------------------------------------------------------------------------------
CLASS A
Shares sold......................................     404,689  $    3,409,126
Shares issued in connection with the acquisition
 of Evergreen Tax Free Income Fund...............   8,443,496      66,261,386
Automatic conversion of Class B shares........... 162,305,257   1,285,292,084
Shares issued in reinvestment of distributions...   1,526,223      11,889,303
Shares redeemed.................................. (12,806,920)   (100,036,093)
------------------------------------------------------------------------------
Net increase..................................... 159,872,745  $1,266,815,806
------------------------------------------------------------------------------

                              Five Months Ended                Year Ended                  Year Ended
                                 May 31, 1998               December 31, 1997           December 31, 1996
                         -----------------------------  --------------------------  --------------------------
                            Shares         Amount         Shares        Amount        Shares        Amount
---------------------------------------------------------------------------------------------------------------
CLASS B
Shares sold.............    2,346,134  $    18,452,022    5,057,416  $  39,118,274   14,063,760  $ 107,614,922
Shares issued in
 connection with the
 acquisition of:
 Evergreen Tax Free
  Income Fund...........    3,247,599       25,484,520            0              0            0              0
 Keystone Tax Exempt
  Trust.................            0                0            0              0   84,656,452    658,278,376
Automatic conversion of
 shares to
 Class A shares......... (162,305,257)  (1,285,292,084)           0              0            0              0
Shares issued in
 reinvestment of
 distributions..........      130,151        1,014,991    6,963,866     53,790,716    5,361,695     41,011,255
Shares redeemed.........   (3,205,499)     (25,180,245) (38,141,778)  (294,007,649) (55,439,349)  (424,558,360)
---------------------------------------------------------------------------------------------------------------
Net increase
 (decrease)............. (159,786,872) $(1,265,520,796) (26,120,496) $(201,098,659)  48,642,558  $ 382,346,193
---------------------------------------------------------------------------------------------------------------

                                                         January 26, 1998
                                                      (Commencement of Class
                                                       Operations) through
                                                           May 31, 1998
                                                      -----------------------
                                                        Shares      Amount
------------------------------------------------------------------------------
CLASS C
Shares sold..........................................     10,499  $    81,748
Shares issued in connection with the acquisition of
 Evergreen Tax Free Income Fund......................  1,066,879    8,372,435
Shares issued in reinvestment of distributions.......      7,950       61,789
Shares redeemed......................................    (94,211)    (729,164)
------------------------------------------------------------------------------
Net increase.........................................    991,117  $ 7,786,808
------------------------------------------------------------------------------

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended May 31, 1998:

                                               Cost of        Proceeds
                                              Purchases      from Sales
                                            -----------------------------
         High Grade Fund................... $  132,695,487 $  137,499,692
         Short Intermediate Fund...........     96,219,310    128,542,087
         Tax Free Fund*....................  1,094,397,210  1,069,097,913

         -------
         * For the five months ended May 31, 1998.

[LOGO APPEARS HERE]
               COMBINED NOTES TO FINANCIAL STATEMENTS(continued)

On May 31, 1998, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

                                            Gross        Gross      Net Unrealized
                               Tax        Unrealized   Unrealized    Appreciation
                               Cost      Appreciation Depreciation  (Depreciation)
                          -----------------------------------------------------
         High Grade
          Fund..........  $  114,303,886 $ 6,840,040  $    (6,264)   $ 6,833,776
         Short
          Intermediate
          Fund..........     169,283,783   3,097,271      (54,561)     3,042,710
         Tax Free Fund..   1,329,387,025  70,695,360   (8,543,424)    62,151,936

As of May 31, 1998, the High Grade Fund had a capital loss carryover for fed-eral income tax purposes of approximately $57,000 which expires as follows:
$56,000 - 2001 and $1,000 - 2005.


5. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as principal underwriter to each of the Funds.

Each Fund has adopted Distribution Plans for each class of shares, except Class Y, as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit a fund to reimburse its principal underwriter for costs related to selling shares of the fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the fund, are paid by the fund through expenses called "Distribution Plan expenses". Each class, except Class Y, currently pays a service fee equal to 0.25% of the aver-age daily net assets of the class. These expenses are currently limited to 0.25% annually of the average daily net assets of the Class A shares of the High Grade and Tax Free Funds and limited to 0.10% annually of the average daily net assets of the Class A shares of Short Intermediate Fund. In addition, Class B and Class C also pay distribution fees equal to 0.75% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

During the year ended May 31, 1998, amounts paid or accrued to EDI pursuant to each Fund's Class A, Class B and Class C Distribution Plans were as follows:

                                              Distribution fees accrued
                                             ---------------------------
                                              Class A   Class B  Class C
                                             ---------------------------
         High Grade Fund.................... $  127,730 $325,295 $    --
         Short Intermediate Fund............      5,615   63,514      --
         Tax Free Fund*.....................  1,157,033  705,348  27,879

         -------
         * For the five months ended May 31, 1998.

The principal underwriter may pay distribution fees greater than the allowable annual amounts the Funds are permitted to pay under the Distribution Plans. The Funds may reimburse the principal underwriter for such excess amounts in later years with annual interest at the prime rate plus 1.00%. With respect to Class B and Class C shares of Tax Free Fund, EDI intends but is not obligated to con-tinue to pay distribution costs that exceed the current annual payments from the Fund. EDI intends to seek full payment of such distribution costs from the Fund at such time in the future as, and to theextent that, payment thereof by the Class B and Class C shares would be within permitted limits.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class. However, for the Tax Free Fund, after the termination of any Distribution Plan and subject to the discretion of the Independent Trust-ees, payments to EDI may continue as compensation for services which had been provided while the Distribution Plan was in effect.

[LOGO APPEARS HERE]
               COMBINED NOTES TO FINANCIAL STATEMENTS(continued)

6. INVESTMENT MANAGEMENT AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

The Capital Management Group ("CMG") of First Union National Bank of North Car-olina ("FUNB"), a subsidiary of First Union, serves as the investment adviser to the High Grade Fund and is paid a management fee that is computed daily and paid monthly. The Fund pays CMG an annual fee for its services equal to 0.50% of the average daily net assets of the Fund.

Evergreen Asset Management Corp. ("Evergreen Asset"), a wholly-owned subsidiary of First Union, is the investment adviser for the Short Intermediate Fund and is paid a management fee that is computed daily and paid monthly at an annual rate of 0.50% of the Fund's average daily net assets. Out of its fee, Evergreen Asset pays EIS for its services as administrator, BISYS for its services as sub-administrator and Lieber & Company, an affiliate of First Union, for its services as sub-adviser.

During the year ended May 31, 1998, the investment adviser for the Short Inter-mediate Fund waived its management fees in the amount of $45,432.

Keystone Investment Management Company ("Keystone"), a subsidiary of First Union, is the investment adviser for the Tax Free Fund and is paid a management fee that is calculated daily and paid monthly. The management fee is calculated at an annual rate of 2.00% of Tax Free Fund's gross investment income plus an amount determined by applying percentage rates, starting at 0.50% and declining to 0.25% per annum as net assets increase, to the average daily net assets of the Fund.

For each of the Funds, Evergreen Investment Services, Inc. ("EIS"), a subsidi-ary of First Union, is the administrator and BISYS serves as the sub-adminis-trator for each Fund. As sub-administrator to the Funds, BISYS provides the of-ficers of the Funds. Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

The administrator and sub-administrator for the High Grade Fund is entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisers. The administration fee is calculated by applying per-centage rates, which start at 0.05% and decline to 0.01% per annum as net as-sets increase, to the average daily net asset value of the Fund. The sub-admin-istration fee is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% per annum as net assets increase, to the average daily net assets of the Fund.

As administrator for Tax Free Fund, EIS also provides facilities, equipment and personnel on behalf of the investment adviser and is reimbursed by the Fund for its services. For the Tax Free Fund, the sub-administration fee is paid by Key-stone and is not a fund expense.

During the year ended May 31, 1998, High Grade Fund and Tax Free Fund paid or accrued to EIS $28,013 and $109,569, respectively, for certain administrative services.

Evergreen Service Company ("ESC"), a wholly-owned subsidiary of Keystone, serves as the transfer and dividend disbursing agent for each Fund.

At May 31, 1998, FUNB owned directly or beneficially 75% of the outstanding shares of the Short Intermediate Fund.

7. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

[LOGO APPEARS HERE]

8. ACQUISITIONS

On February 29, 1996, Tax Free Fund acquired substantially all the assets and assumed certain liabilities of Keystone Tax Exempt Trust in exchange for shares of Tax Free Fund.

On July 31, 1997, Short Intermediate Fund acquired substantially all the assets and assumed certain liabilities of Evergreen Short Intermediate Municipal
Fund - California in exchange for Class A, Class B and Class Y shares of Short Intermediate Fund.

On November 21, 1997, Short Intermediate Fund acquired substantially all the assets and assumed certain liabilities of Common Trust Fund - Intermediate Tax Exempt Bond Fund in exchange for Class Y shares of Short Intermediate Fund.

Effective on the close of business on January 23, 1998, Tax Free Fund acquired substantially all the assets and assumed certain liabilities of Evergreen Tax Free Income Fund in an exchange for Class A, Class B and Class C shares of Tax Free Fund.

Also, effective on February 28, 1998, High Grade Fund acquired substantially all of the assets and assumed certain liabilities of Blanchard Flexible Tax-Free Bond Fund in an exchange for Class A shares of High Grade Fund.

These acquisitions were accomplished by a tax-free exchange of the respective shares of each Fund. The value of net assets acquired, number of shares issued, unrealized appreciation acquired and the aggregate net assets of each Fund im-mediately after the acquisition are as follows:

                                                                                              Unrealized
                                                               Value of Net     Number of    Appreciation     Net
Assets
Acquiring Fund                      Acquired Fund             Assets Acquired Shares Issued (Depreciation) After
Acquisition
----------------------------------------------------------------------------------------------------------------------------
High Grade Fund........ Blanchard Flexible Tax-Free Bond Fund  $ 22,403,925     1,966,629    $ 1,611,908    $
127,402,909
Short Intermediate      Evergreen Short Intermediate           $ 14,473,407     1,419,771    $   203,594    $
59,045,106
 Fund.................. Municipal Fund - California
Short Intermediate      Common Trust Fund - Intermediate       $148,714,787    14,616,570    $ 3,195,888    $
194,719,999
 Fund.................. Tax Exempt Bond Fund
Tax Free Fund.......... Evergreen Tax Free Income Fund         $100,118,341    12,757,974    $ 6,341,257
$1,467,541,556
Tax Free Fund.......... Keystone Tax Exempt Trust              $658,278,376    84,656,452    $40,609,975
$1,800,970,092

9. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Funds may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for each Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in each Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly in-stallments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

10. FINANCING AGREEMENT

On October 31, 1996, a financing agreement among certain of the Evergreen Funds, State Street Bank and Trust ("State Street") and a group of banks (col-lectively, the "Banks") became effective. Under this agreement, the Banks pro-vided an unsecured credit facility in the aggregate amount of $225 million ($112.5 million committed and $112.5 million uncommitted) allocated evenly among the Banks. Borrowings under this facility bore interest at 0.75% per an-num above the Federal Funds rate. A commitment fee of 0.10% per annum was in-curred on the unused portion of the committed facility, which was allocated to all participating funds. State Street served as agent for the Banks, and as agent was entitled to a fee of $15,000 which was allocated to all of the par-ticipating Funds. This agreement was terminated on October 31, 1997.

[LOGO APPEARS HERE]

On October 31, 1997, a temporary financing agreement between the participating Funds and First Union became effective. Under this agreement, First Union pro-vided a fully committed unsecured credit facility in the aggregate amount of $300 million. Borrowings under this facility bore interest at 1.00% per annum above the Federal Funds rate. State Street served as administrative agent under this agreement, but received no compensation for its services. This agreement was terminated on December 22, 1997.

On December 22, 1997, a financing agreement among all of the Evergreen Funds, State Street and a group of Banks became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 mil-lion ($275 million committed and $125 million uncommitted). The credit facility is allocated, under the terms of the financing agreement, among the Banks. The credit facility is to be accessed by the Funds for temporary or emergency pur-poses only and is subject to each Fund's borrowing restrictions. Borrowings un-der this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be incurred on the unused por-tion of the committed facility, which will be allocated to all Funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one-time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds.

During the year ended May 31, 1998, the Funds had no borrowings under these agreements.

[LOGO APPEARS HERE]
                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF EVERGREEN HIGH GRADE TAX FREE FUND AND EVERGREEN SHORT INTERMEDIATE MUNICIPAL FUND

In our opinion, the accompanying statements of assets and liabilities, includ-ing the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Evergreen High Grade Tax Free Fund and Evergreen Short Intermediate Municipal Fund (the "Funds"), two of the funds of Evergreen Municipal Trust, at May 31, 1998, the results of each of their op-erations for the year then ended, the changes in each of their net assets for the year then ended, and for the nine months ended May 31, 1997, and for Ever-green Short Intermediate Municipal Fund the year ended August 31, 1996, and the financial highlights for each of the periods indicated for Evergreen Short In-termediate Municipal Fund, and for the year then ended, and for the nine months ended May 31, 1997 for Evergreen High Grade Tax Free Fund, in conformity with generally accepted accounting principles. These financial statements and finan-cial highlights (hereafter referred to as "financial statements") are the re-sponsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our au-dits of these financial statements in accordance with generally accepted audit-ing standards which require that we plan and perform the audit to obtain rea-sonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the account-ing principles used and significant estimates made by management, and evaluat-ing the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1998 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above. The financial statements of Evergreen High Grade Tax Free Fund for the year ended, and indicated periods prior to, August 31, 1996 were audited by other independent accountants whose report dated October 16, 1996 expressed an unqualified opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

July 6, 1998

[LOGO APPEARS HERE]
                          INDEPENDENT AUDITORS' REPORT

The Trustees and Shareholders Evergreen Municipal Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Evergreen Tax Free Fund (the "Fund") of the Ev-ergreen Municipal Trust as of May 31, 1998, and the related statements of oper-ations for the five months ended May 31, 1998 and for the year ended December 31, 1997, statements of changes in net assets for the five months ended May 31, 1998 and for each of the years in the two-year period ended December 31, 1997 and the financial highlights for the five months ended May 31, 1998 and for each of the years in the ten-year period ended December 31, 1997. These finan-cial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall fi-nancial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evergreen Tax Free Fund, as of May 31, 1998, the results of its operations, changes in its net assets, and financial highlights for each of the years or periods specified in the first paragraph above in conformity with generally accepted accounting principles.

                                            KPMG Peat Marwick LLP

Boston, Massachusetts
July 3, 1998

[LOGO APPEARS HERE]
ADDITIONAL INFORMATION (UNAUDITED)

On December 15, 1997, a special meeting of shareholders for the High Grade Fund and Short Intermediate Fund was held to consider a number of proposals with the following number of shares represented at the meeting. On October 16, 1997, the record date for the meeting, the Funds had the following shares outstanding:

                                                  High Grade  Short Intermediate
                                                     Fund            Fund
                                                  ------------------------------
Record Date Shares Outstanding................... 9,192,809       5,647,015
Shares represented at meeting.................... 5,326,815       3,676,372
Percentage of record date shares represented at
 meeting.........................................     57.95%          65.10%
     PROPOSAL 1 - THE PROPOSED REORGANIZATION OF
      THE FUND AS A SERIES OF THE EVERGREEN
      MUNICIPAL TRUST, A DELAWARE BUSINESS TRUST:
     Shares voted "For".......................... 5,014,531       3,347,370
     Shares voted "Against"......................    60,035         164,400
     Shares voted "Abstain"......................   252,249         164,602
     PROPOSAL 2 - RECLASSIFICATION AS NON-
      FUNDAMENTAL INVESTMENT OBJECTIVE OF THIS
      FUND WHOSE INVESTMENT OBJECTIVE IS
      CURRENTLY CLASSIFIED AS FUNDAMENTAL:
     Shares voted "For".......................... 4,953,494       3,221,627
     Shares voted "Against"......................   112,250         293,131
     Shares voted "Abstain"......................   261,071         161,614
     PROPOSAL 3 - CHANGES TO FUNDAMENTAL
      INVESTMENT RESTRICTIONS:
     To amend the Fundamental restriction
      concerning diversification of investments:
     Shares voted "For".......................... 4,954,447       3,235,144
     Shares voted "Against"......................    96,913         258,827
     Shares voted "Abstain"......................   275,455         182,401
     To amend the Fundamental restriction
      concerning concentration of a Fund's assets
      in a particular industry:
     Shares voted "For".......................... 4,954,447       3,235,144
     Shares voted "Against"......................    96,913         258,827
     Shares voted "Abstain"......................   275,455         182,401
     To amend the Fundamental restriction
      concerning the issuance of senior
      securities:
     Shares voted "For".......................... 4,949,301       3,235,007
     Shares voted "Against"......................   102,059         258,964
     Shares voted "Abstain"......................   275,455         182,401
     To amend the Fundamental restriction
      concerning borrowing:
     Shares voted "For".......................... 4,954,447       3,235,007
     Shares voted "Against"......................    96,913         258,964
     Shares voted "Abstain"......................   275,455         182,401
     To amend the Fundamental restriction
      concerning underwriting:
     Shares voted "For".......................... 4,954,447       3,235,144
     Shares voted "Against"......................    96,913         258,827
     Shares voted "Abstain"......................   275,455         182,401
     To amend the Fundamental restriction
      concerning investments in real estate:
     Shares voted "For".......................... 4,949,301       3,235,007
     Shares voted "Against"......................   102,059         258,964
     Shares voted "Abstain"......................   275,455         182,401
     To amend the Fundamental restriction
      concerning commodities:
     Shares voted "For".......................... 4,949,301       3,235,007
     Shares voted "Against"......................   102,059         258,964
     Shares voted "Abstain"......................   275,455         182,401
     To amend the Fundamental restriction
      concerning lending:
     Shares voted "For".......................... 4,954,447       3,235,007
     Shares voted "Against"......................    96,913         258,964
     Shares voted "Abstain"......................   275,455         182,401
     To amend the Fundamental restriction
      concerning investment in federally tax
      exempt securities:
     Shares voted "For".......................... 4,954,447       3,235,144
     Shares voted "Against"......................    96,913         258,827
     Shares voted "Abstain"......................   275,455         182,401
     To amend the Fundamental restriction
      concerning unseasoned issuers:
     Shares voted "For"..........................    N/A          3,238,335
     Shares voted "Against"......................    N/A            255,636
     Shares voted "Abstain"......................    N/A            182,401
     To amend the Fundamental restriction
      concerning control or management:
     Shares voted "For"..........................    N/A          3,238,335
     Shares voted "Against"......................    N/A            255,636
     Shares voted "Abstain"......................    N/A            182,401

[LOGO APPEARS HERE]
ADDITIONAL INFORMATION (UNAUDITED) (continued)

                                                  High Grade Short Intermediate
                                                     Fund           Fund
                                                  -----------------------------
     To amend the Fundamental restriction
      concerning short sales:
     Shares voted "For".......................... 4,954,447      3,238,335
     Shares voted "Against"......................    96,913        255,636
     Shares voted "Abstain"......................   275,455        182,401
     To amend the Fundamental restriction
      concerning other investment companies:
     Shares voted "For".......................... 4,954,447         N/A
     Shares voted "Against"......................    96,913         N/A
     Shares voted "Abstain"......................   275,455         N/A
     To amend the Fundamental restriction
      concerning other investment companies:
     Shares voted "For".......................... 4,954,447         N/A
     Shares voted "Against"......................    96,913         N/A
     Shares voted "Abstain"......................   275,455         N/A
     To amend the Fundamental restriction
      concerning oil, gas or other mineral
      exploration or development program:
     Shares voted "For".......................... 4,954,447      3,237,053
     Shares voted "Against"......................    96,913        256,918
     Shares voted "Abstain"......................   275,455        182,401
     To amend the Fundamental restriction
      concerning restricted securities:
     Shares voted "For".......................... 4,954,447         N/A
     Shares voted "Against"......................    96,913         N/A
     Shares voted "Abstain"......................   275,455         N/A
     To amend the Fundamental restriction
      concerning investment in taxable
      securities:
     Shares voted "For".......................... 4,954,447         N/A
     Shares voted "Against"......................    96,913         N/A
     Shares voted "Abstain"......................   275,455         N/A
     To amend the Fundamental restriction
      concerning margin purchases:
     Shares voted "For"..........................    N/A         3,238,335
     Shares voted "Against"......................    N/A           255,636
     Shares voted "Abstain"......................    N/A           182,401
     To amend the Fundamental restriction
      concerning officers' and directors'
      ownership of shares:
     Shares voted "For"..........................    N/A         3,238,335
     Shares voted "Against"......................    N/A           255,636
     Shares voted "Abstain"......................    N/A           182,401
     To amend the Fundamental restriction
      concerning warrants:
     Shares voted "For"..........................    N/A         3,238,335
     Shares voted "Against"......................    N/A           255,636
     Shares voted "Abstain"......................    N/A           182,401
     To amend the Fundamental restriction
      concerning options:
     Shares voted "For"..........................    N/A         3,238,335
     Shares voted "Against"......................    N/A           255,636
     Shares voted "Abstain"......................    N/A           182,401
     To amend the Fundamental restriction
      concerning investment in municipal
      securities:
     Shares voted "For"..........................    N/A         3,238,335
     Shares voted "Against"......................    N/A           255,636
     Shares voted "Abstain"......................    N/A           182,401

[LOGO APPEARS HERE]
               FEDERAL INCOME TAX STATUS OF DIVIDENDS (UNAUDITED)

 For the fiscal period ended May 31, 1998, the following percentages represent the portion of dividends from net investment income which are exempt from federal income tax, other than alternative minimum tax:

         High Grade Fund........................................... 99.11%
         Short Intermediate Fund................................... 99.62%
         Tax Free Fund............................................. 99.66%

                                Evergreen Funds


Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Exempt
Short Intermediate Municipal Fund
High Grade Tax Free Fund
Tax Free Fund
California Tax Free Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
Massachusetts Tax Free Fund
Missouri Tax Free Fund
New Jersey Tax Free Income Fund
New York Tax Free Fund
North Carolina Municipal Bond Fund
Pennsylvania Tax Free Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced
American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income
Utility Fund
Income and Growth Fund
Fund for Total Return
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Equity Income Fund

Domestic Growth
Evergreen Fund
Omega Fund
Small Company Growth Fund
Strategic Growth Fund
Aggressive Growth Fund
Micro Cap Fund

Global International
Global Leaders Fund
International Growth Fund
International Equity Fund
Global Opportunities Fund
Natural Resources Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800-346-3858

Investor Services
800-343-2898

Retirement Plan Services
800-247-4075

www.evergreenfunds.com


17607                                                       543689   RV0   7/98


[LOGO OF EVERGREEN FUNDS(SM)                                    Bulk Third Class
      APPEARS HERE]                                               U.S. POSTAGE
                                                                      PAID
200 Berkeley Street                                               PERMIT NO. 19
Boston, MA 02116                                                   HUDSON, MA

                                                                      Evergreen

                                                                      National
                                                                      Municipal
                                                                     Bond Funds
November 30, 1998
Semiannual Report


                                                          [ARTWORK APPEARS HERE]

[LOGO OF EVERGREEN FUNDS/SM/ APPEARS HERE]

--------------------------------------------------------------------------------
                               Table of Contents
--------------------------------------------------------------------------------

Letter to Shareholders ....................................................    1
For Your Information ......................................................    2
Evergreen High Grade Municipal
Bond Fund
Fund at a Glance ..........................................................    3
Portfolio Manager Interview ...............................................    4
Evergreen Municipal Bond Fund
Fund at a Glance ..........................................................    6
Portfolio Manager Interview ...............................................    7
Evergreen Short Intermediate
Municipal Fund
Fund at a Glance ..........................................................    9
Portfolio Manager Interview ...............................................   10
Financial Highlights
Evergreen High Grade Municipal Bond Fund ..................................   12
Evergreen Municipal Bond Fund .............................................   14
Evergreen Short Intermediate Municipal Fund ...............................   16
Schedule of Investments
Evergreen High Grade Municipal Bond Fund ..................................   18
Evergreen Municipal Bond Fund .............................................   23
Evergreen Short Intermediate Municipal Fund ...............................   35
Statements of Assets and Liabilities ......................................   39
Statements of Operations ..................................................   40
Statements of Changes in Net Assets .......................................   41
Combined Notes to Financial
Statements ................................................................   44


--------------------------------------------------------------------------------
                                Evergreen Funds
--------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with over $50 billion in assets under management.

With over 70 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.


               -----------------------------------------------------------------
Mutual Funds:  ARE NOT FDIC INSURED    May lose value . Are not bank guaranteed
               -----------------------------------------------------------------

                          Evergreen Distributor, Inc.
    Evergreen(SM) is a Service Mark of Evergreen Investment Services, Inc.

                             Letter to Shareholders
                             ----------------------

                                  January 1999


[PICTURE OF WILLIAM M. ENNIS APPEARS HERE]

William M. Ennis
Managing Director

Dear Shareholders:

We are pleased to provide you the Evergreen National Municipal Bond Funds semiannual report covering the six months ended November 30, 1998. Municipal bond funds continue to do their job and provide good returns with relatively less volatility than some other asset classes, as well as provide strong after-tax returns./1/

Increased Market Volatility in 1998

During the year, interest rates declined while inflation was low and investors became concerned about a possible slowdown in economic growth. Despite the volatility which started in July, the market ended on a positive note, as indicated by the Dow Jones Industrial Average posting a 16.1% gain and the S & P 500 returning 26.7% for the year ended December 31, 1998. The financial markets have certainly experienced increased volatility compared to the smoother ride experienced in the past few years, and we expect volatility to continue. We encourage you to take this opportunity to talk to your financial representative and review your investment time horizon and ensure you are on track with your goals.

Introduction of the Euro

On January 1, 1999, eleven European countries adopted the euro as their currency. Currently, the wholesale markets and government and financial sectors have converted to the euro, and new securities will be issued in euro denomination only. Full conversion to the new currency will not be completed until 2002.

At this point it is still unclear how the euro conversion will affect foreign exchange rates, interest rates and the value of European securities, but we believe the potential benefits to globally oriented investors are significant. They include changes in currency risk, increased competition, and a central bank. Foreign exchange risk may decrease for the countries participating in the European Union; however, currency risk associated with rises and declines of the value of the euro versus the dollar will still exist. Most noticeable for investors will be the ability to compare the value of companies across the European Union member countries without having to factor in the effect of fluctuating currencies. Increased competition resulting from deregulation and economic unification may produce a wave of merger and acquisition activity, which could present attractive investment opportunities for those able to identify the companies most inclined to benefit from restructuring. Finally, the European Central Bank, comparable to the U.S. Federal Reserve, will provide European Union countries with a unified monetary policy for the first time.

Municipal Bond Funds' Name Change

Effective January 5, 1999, the investment policy of the Evergreen High Grade Tax Free Fund and the Evergreen Tax Free Fund changed with respect to municipal bonds subject to the federal Alternative Minimum Tax ("AMT"). Formerly, the Funds could not invest more than 20% of their assets in municipal bonds subject to AMT. Although it is unlikely that the Funds would fully invest in AMT bonds, the policy change allows the Funds to invest up to 100% of their assets in this type of security. We believe this change will allow us more flexibility in managing the Funds, enabling us to seek higher yields without lowering overall credit quality. We have changed the Fund's names accordingly to Evergreen High Grade Municipal Bond Fund and Evergreen Municipal Bond Fund.

If you have any questions about the funds in this report or any other Evergreen Funds, please contact your financial representative or call us at 800.343.2898, and we will be happy to assist you.

Thank you for your continued investment with Evergreen Funds.

Sincerely,

/s/ William M. Ennis

William M. Ennis
Managing Director
Evergreen Funds


/1/Some portion of the Funds' income may be subject to certain state and local taxes and, depending on your tax status, the federal
   alternative minimum tax.                                                    1

                              For Your Information
                              --------------------

Good News!
Effective for the 1998 Tax Year, long-term capital gains taxes are reduced to 20%.

Year 2000/2/
We have been addressing the Year 2000 issue since February 1996 and have adopted an industry best practices methodology for the project. Our team is on schedule to complete the following milestones: Inventory and Assessment, Remediation, Testing and Contingency. Although Evergreen Funds is striving to identify and correct every issue under our control related to the Year 2000, it would be impossible to guarantee a problem-free transition into the next millennium. Our goal, however, is that our shareholders experience virtually no impact on the products and services we deliver.



Cost Savings
In an effort to achieve efficiencies and cost savings, we are combining your funds' required mailings so you only receive one per household, based on the registration last name and exact address./3/ This reduces the mailing costs, not to mention the amount of paper needed to print, which in turn benefits your funds by reducing the overall expenses. If you prefer to receive separate copies of reports and prospectuses for each registered holder in your household, please notify us by calling the number on your statement and we will adjust our records accordingly.



New Evergreen Funds
Evergreen introduces three new funds:

Evergreen Tax Strategic Equity Fund: seeks to maximize the after-tax total return on its portfolio of investments by using a combination of stock selection strategies and trading techniques.

Evergreen Select Equity Index Fund: seeks investment results that achieve price and yield performance similar to the S&P 500 Index.

Evergreen Masters Fund: blends growth and value, large- and mid-cap stocks into one convenient portfolio. Diversification is taken one step further by employing four management teams, Evergreen, MFS, Oppenheimer, and Putnam.

Talk to your financial representative or call us at 800.343.2898 for a prospectus and more information.





/2/The information above constitutes Year 2000 Readiness Disclosure, as defined in the Year 2000 Information and Readiness Disclosure Act.

/3/If you purchased your shares through a financial representative, we may not be able to consolidate your mailings by last name and address, because that institution controls the mailings.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         High Grade Municipal Bond Fund
--------------------------------------------------------------------------------

                    Fund at a Glance as of November 30, 1998

We had a favorable environment, and we made some modifications to the Fund's strategy in an effort to add to yield and to reduce volatility or fluctuations in the Fund's net asset value (NAV).

                                   Portfolio
                                   Management
                                   ----------

                 [PICTURE OF JAMES T. COLBY III APPEARS HERE]

                               James T. Colby III
                             Tenure: February 1992


--------------------------------------------------------------------------------
                            CURRENT INVESTMENT STYLE
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 11/30/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

Source:  1998 Morningstar, Inc.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Historical performance for Classes B and Y, prior to their respective inception dates of January 11, 1993 and February 28, 1994, reflects that of Class A, the original class offered, and includes appropriate 12b-1 fees for Class A. If appropriate fees were reflected for Class B, returns would have been lower. For Class Y, if 12b-1 fees were not reflected, returns would have been higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBMBI is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------
                                                Class A      Class B     Class Y
 ................................................................................
Average Annual Returns
 ................................................................................
6 months with sales charge                      -1.19%       -1.60%        n/a
 ................................................................................
6 months w/o sales charge                        3.74%        3.35%       3.87%
 ................................................................................
1 year with sales charge                         2.28%        1.59%        n/a
 ................................................................................
1 year w/o sales charge                          7.39%        6.59%       7.66%
 ................................................................................
3 years                                          4.03%        4.04%       6.00%
 ................................................................................
5 years                                          4.85%        4.80%       6.13%
 ................................................................................
Since Inception                                  6.54%        6.68%       7.50%
 ................................................................................
Maximum Sales Charge                             4.75%        5.00%        n/a

                                               Front End      CDSC
 ................................................................................
SEC Yield                                        4.08%        3.52%       4.54%
 ................................................................................
Taxable Equivalent Yield**                       7.09%        5.83%       7.52%
 ................................................................................
6 months distributions per share                $0.52        $0.47       $0.53
 ................................................................................

 * Adjusted for maximum applicable sales charge.

** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.


--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]


                   Class A Shares               LBMBI                CPI
    2/28/95              9,526                  10,000             10,000
   11/30/95             10,539                  10,991             10,175
   11/30/96             10,999                  11,637             10,510
   11/30/97             11,603                  12,471             10,703
   11/30/98             12,460                  13,439             10,882

Comparison of a $10,000 investment in Evergreen High Grade Municipal Bond Fund Class A, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

--------------------------------------------------------------------------------
                                   EVERGREEN
                         High Grade Municipal Bond Fund
--------------------------------------------------------------------------------
                           Portfolio Manager Interview


What was performance like during the six-month period?

The Evergreen High Grade Municipal Bond Fund continued to have very strong performance during the six months ended November 30, 1998. The Fund's Class A Shares had a total return of 3.7%, Class B Shares had a total return of 3.4% and Class Y Shares had a total return of 3.9%. These returns are unadjusted for any applicable sales charges. During the same six-month period, the average insured municipal bond fund had a total return of 3.4%, according to Lipper Inc., an independent monitor of mutual fund performance. The Fund has consistently been in the first or second quartile of its Lipper category during the past five years.(1)



                                   Portfolio
                                Characteristics
                                ---------------

 ................................................................................
Total Net Assets:                                                   $127,328,522
 ................................................................................
Average Credit Quality:                                                      AAA
 ................................................................................
Average Maturity:                                                       21 years
 ................................................................................
Average Duration:                                                      8.2 years
 ...............................................................................


What factors contributed to the performance?

We had a favorable environment, and we made some modifications to the Fund's strategy in an effort to add to yield and to reduce volatility or fluctuations in the Fund's net asset value (NAV). One of the steps we took was to reduce the Fund's emphasis on premium and non-callable bonds. Non-callable bonds are bonds that cannot be called back by their issuers before maturity, while premium bonds are those selling above their par value. In their place, we bought more current-coupon bonds, or bonds that were selling closer to their par value. These bonds tend not to fluctuate in price as much as premium and non-callable bonds, while delivering more yield to the Fund.


--------------------------------------------------------------------------------
                                PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(based on 11/30/98 portfolio assets)

[PIE CHART APPEARS HERE]

AAA -- 77.4%
AA -- 15.8%
A --  6.0%
NR -- 0.8%

While we kept the Fund's emphasis on insured bonds, we lowered the weighting of these bonds from 87% on May 31 to about 71% on November 30, as these tend to exhibit more price volatility than un-insured bonds. Average credit quality of the Fund remains the highest, at AAA.

We kept the Fund's duration and average maturity, which reflect the Fund's sensitivity to changes in interest rates, slightly longer than the Lipper fund group average. In general, bond portfolios with longer durations or average maturities have higher yields than portfolios with shorter durations or average maturities, but their prices also are more likely to change faster as interest rates change. On November 30, the Fund's effective duration was 8.2 years and average maturity was about 21 years. During a period of declining interest rates, as we witnessed during the six months of the fiscal period, a longer duration or average maturity tended to help performance.


(1) Source: Lipper, Inc. For the 1- and 5-year periods ended November 30, 1998, the Fund's Class A shares ranked 8 out of 47 and 9 out of 30, respectively, in the insured municipal bond funds category tracked by Lipper, Inc. The rankings are based on total return and do not include the effect of a sales charge. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------
                                   EVERGREEN
                         High Grade Municipal Bond Fund
--------------------------------------------------------------------------------
                           Portfolio Manager Interview


What was the investment environment like during the period?

Interest rates declined during a period of very low inflation and deepening concerns about the possibility of a slowdown in economic growth. Municipal bonds performed well, although not as well as U.S. Treasury securities, which benefited from a global flight-to-quality as investors sought out the safest possible securities in a time of volatility and uncertainty.

During the six months, the yield on the 30-year Treasury Bond declined from 5.82% to 5.06%. At one point, it reached a low of 4.72%. The declines in yields of municipal bonds were not as dramatic. One factor was that many Treasury bond buyers, such as foreign investors, have no reason to invest in municipal bonds for their tax benefits. A second factor was that there was a strong flow of new municipal bonds issued in the market, keeping municipal bond yields somewhat higher than they might otherwise have been. Through November 30, new municipal bond issuance had risen almost 30% over 1997, and 1998 was well on its way to having the second highest issuance of new municipal bonds in history. In addition, demand for bonds has been muted because so many individual investors have been attracted by the strong performance of the equity markets over the past three years.

As a result, by November 30, the yield on a 30-year AAA-rated municipal bond was about 98% of the yield on a 30-year Treasury. With the tax advantages of municipal bonds, municipal bond investors were receiving greater income on an after-tax basis than they could receive in government securities. In fact, we believe municipal bonds are as attractively priced as they have been for the past 20 years, and represent a significant investment opportunity for investors of virtually all income tax brackets.


--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 11/30/98 net assets)

[PIE CHART APPEARS HERE]

Other investments and other assets and liabilities, net --                16.4%
Industrial Development/Pollution Control --                               13.6%
Housing --                                                                13.6%
Hospitals --                                                              11.2%
Electric Power --                                                         11.1%
General Obligation-Local --                                                9.6%
Water & Sewer --                                                           9.3%
Airports --                                                                8.4%
Transportation --                                                          4.0%
General Obligation-State --                                                2.8%


What is your outlook?

The outlook is positive for municipal bonds in general, and especially for insured municipal bonds. We believe high grade municipal bonds represent an unusually attractive investment opportunity for several reasons.

First, conditions in the high grade bond market are favorable, because we have a continued forecast for low inflation and slow economic growth. Interest rates are likely to remain low. We would not be surprised if the Federal Reserve Board lowers short-term interest rates once or twice more during the first six months of 1999. This is good for the bond market.

Second, the municipal bond market is priced extremely attractively relative to the U.S. Treasury market. At a time when U.S. Treasury Bonds are yielding about 5%, the after-tax yield of AAA-rated municipal bonds is about 7%.

Third, insured municipal bonds also offer additional potential. While insured bonds presently comprise about 52% of new issuance in the municipal bond market, there is some speculation that this percentage may decrease, as insurers become less aggressive in seeking business. If this were to occur, the relative value of insured bonds would be even more attractive, and opportunities for improved performance would increase. We believe the Fund is very well positioned to take advantage of opportunities in the market.

--------------------------------------------------------------------------------
                                   EVERGREEN
                              Municipal Bond Fund
--------------------------------------------------------------------------------
                    Fund at a Glance as of November 30, 1998

Our portfolio re-structuring was designed to strive for more consistent performance by concentrating on enhancing the portfolio's yield and emphasizing sector and security selection.

                                   Portfolio
                                   Management
                                   ----------

                  [PHOTO OF JAMES T. COLBY III APPEARS HERE]

                             James T. Colby III
                             Tenure:  April 1998

                   [PHOTO OF GEORGE J. KIMBALL APPEARS HERE]

                              George J. Kimball
                             Tenure:  April 1998


--------------------------------------------------------------------------------
                            CURRENT INVESTMENT STYLE
--------------------------------------------------------------------------------

[GRAPHIC APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 11/30/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

Source:  1998 Morningstar, Inc.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Historical performance for Classes A and C, prior to their respective inception dates of January 20, 1998 and January 26, 1998, reflects that of Class B, the original class offered, and have been adjusted for appropriate 12b-1 fees for each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LBMBI is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------
                                                Class A      Class B     Class C
 ................................................................................
Average Annual Returns
 ................................................................................
6 months with sales charge                      -1.65%       -2.03%       1.89%
 ................................................................................
6 months w/o sales charge                        3.26%        2.87%       2.87%
 ................................................................................
1 year with sales charge                         1.37%        0.79%       4.65%
 ................................................................................
1 year w/o sales charge                          6.42%        5.72%       5.65%
 ...............................................................................
3 years                                          4.07%        4.58%       4.99%
 ................................................................................
5 years                                          4.44%        4.76%       4.67%
 ................................................................................
10 years                                         6.96%        6.96%       6.54%
 ................................................................................
Since Inception                                  7.28%        7.02%       6.78%
 ................................................................................
Maximum Sales Charge                             4.75%        5.00%        n/a

                                               Front End      CDSC
 ................................................................................
SEC Yield                                        4.29%        3.75%       3.74%
 ...............................................................................
Taxable Equivalent Yield**                       7.45%        6.21%       6.19%
 ................................................................................
6 months distributions per share                $0.29        $0.26       $0.26
 ................................................................................

 * Adjusted for maximum applicable sales charge
** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

                  Class B Shares        LBMBI         CPI
   11/30/88          10,000            10,000       10,000
   11/30/89          11,008            11,101       10,465
   11/30/90          11,747            11,957       11,122
   11/30/91          12,760            13,184       11,455
   11/30/92          13,911            14,506       11,804
   11/30/93          15,303            16,114       12,120
   11/30/94          14,181            15,268       12,444
   11/30/95          16,709            18,153       12,764
   11/30/96          17,526            19,220       13,184
   11/30/97          18,541            20,598       13,425
   11/30/98          19,599            22,197       13,649

Comparison of a $10,000 investment in Evergreen Municipal Bond Fund Class B, versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

--------------------------------------------------------------------------------
                                   EVERGREEN
                              Municipal Bond Fund
--------------------------------------------------------------------------------
                           Portfolio Manager Interview

How did the Fund perform?

The Evergreen Municipal Bond Fund's performance showed substantial improvement during the six-month period ended November 30, 1998, as changes in the Fund's investment strategy took effect. For the period, the Fund's Class A shares had a total return of 3.3%, while both Class B Shares and Class C Shares had a return of 2.9%. These returns are unadjusted for any applicable sales charges. During the period, the average performance of general municipal bond funds was 3.2%, as measured by Lipper Inc., an independent monitor of mutual fund performance.

                                   Portfolio
                                Characteristics
                                ---------------
Total Net Assets:                                                 $1,288,484,389
 ................................................................................
Average Credit Quality:                                                       AA
 ................................................................................
Average Maturity:                                                       20 years
 ................................................................................
Average Duration:                                                      8.3 years
 ................................................................................


What contributed to the improved performance?

We believe our portfolio re-structuring, implemented in April 1998 when we took over the fund, had a positive effect. This re-structuring, which we outlined in the May 31, 1998 Annual Report, was designed to strive for more consistent performance by concentrating on enhancing the portfolio's yield and emphasizing sector and security selection. We reduced the Fund's emphasis on pre-refunded bonds, which are older bonds issued at higher interest rates, from about 12% of net assets to less than 3%. We also lowered the emphasis on non-callable bonds, which can't be called back by their issuers before maturity. These two types of bonds typically pay lower yields than other bonds of comparable quality and maturity. While we continued to emphasize better quality holdings, we were more flexible in individual selection.

We sold the three types of bonds--pre-refunded, non-callable and AAA-rated--to pick up incremental yield in other bonds we think represented more attractive values. We believe this more yield-sensitive strategy will not only result in higher current income, but in more consistent, less volatile performance. During the six months, the yield generated by the Fund's portfolio actually increased despite an environment of falling interest rates.


--------------------------------------------------------------------------------
                               PORTFOLIO QUALITY
--------------------------------------------------------------------------------
(based on 11/30/98 portfolio assets)

[PIE CHART APPEARS HERE]

AAA:             61.2%
AA:              15.9%
A:               12.0%
BBB:              9.0%
NR:               1.1%
BB:               0.5%
B:                0.3%

What was the environment like during the June 1-November 30 period?

In general, it was a period of declining interest rates and rising bond prices--especially for U.S. Treasuries, which benefited from a flight-to-quality during a time of volatility and uncertainty in many markets throughout the world. During the period, the yield on the 30-year Treasury Bond declined from 5.82% to 5.06%. At one point, it reached a low of 4.72%. Municipal bonds also experienced declining rates and rising prices, but not nearly as significantly as did Treasury securities. One factor was that many Treasury bond buyers, such as foreign investors, have no reason to invest in municipal bonds for their tax benefits. A second factor was that there was a strong

--------------------------------------------------------------------------------
                                   EVERGREEN
                              Municipal Bond Fund
--------------------------------------------------------------------------------
                           Portfolio Manager Interview

flow of new municipal bonds issued in the market, keeping municipal bond yields somewhat higher than they might otherwise have been. Through November 30, new municipal bond issuance had risen almost 30% over 1997, and 1998 was well on its way to having the second highest issuance of new municipal bonds in history. In addition, demand for bonds has been muted because so many individual investors have been attracted by the strong performance of the equity markets over the past three years.

As a result, by November 30, the yield on a 30-year AAA-rated municipal bond was about 98% of the yield on a 30-year Treasury. With the tax advantages of municipal bonds, municipal bond investors were receiving greater income, on an after-tax basis, than they could receive in government securities. In fact, we believe municipal bonds are as attractively priced as they have been for the past 20 years, and represent a significant investment opportunity for investors of virtually all income tax brackets.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
(based on 11/30/98 net assets)

[PIE CHART APPEARS HERE]

Other investments and other
assets and liabilities, net               31.5%
Housing                                   14.4%
Hospitals                                 13.8%
Electric Power                            10.1%
Transportation                             7.4%
Industrial Development/Pollution Control   6.8%
Water & Sewer                              5.7%
General Obligation - Local                 5.3%
General Obligation - State                 5.0%

In this environment, what were your principal strategies?

We continued to implement the strategy we discussed in the last report, replacing pre-refunded and non-callable bonds, and adding bonds from the housing, healthcare and industrial revenue sectors, where we had the opportunity to pick up additional yield. While we lowered the quality somewhat, the portfolio remained very high quality, with average credit quality of AA.

The Fund had a marginally longer duration or average maturity than the average fund in its Lipper category. On November 30, effective duration was 8.3% and average maturity was 20 years. Duration and maturity are two different measures of interest-rate sensitivity. Bonds with longer durations or maturities tend to experience greater price changes when interest rates change than bonds with shorter durations or maturities. During a period of declining interest rates, the slightly longer duration and average maturity of the Fund tended to help performance.


What is your outlook?

We believe municipal bonds represent an extraordinary opportunity for investors. The general outlook for bonds, including municipal bonds, is favorable. We have a continued forecast for low inflation and slow economic growth. In this environment, interest rates are likely to remain low. We would not be surprised if the Federal Reserve Board lowers short-term interest rates once or twice more during the first six months of 1999. This is good for the bond market.

Second, the municipal bond market is priced extremely attractively relative to the U.S. Treasury market. At a time when U.S. Treasury Bonds are yielding about 5%, the after-tax yield of AAA-rated municipal bonds is about 7%.

In this environment, while we are positive about the outlook for municipal bonds, we also will be watchful for any sign that weakness in the economy could undermine credit quality and affect the ability of bond issuers to pay interest that is due. For example, we will be very careful about adding any additional industrial revenue bonds, but we believe municipal bonds offer very attractive value to investors.

--------------------------------------------------------------------------------
                                  EVERGREEN
                       Short Intermediate Municipal Fund
--------------------------------------------------------------------------------
                   Fund at a Glance as of November 30, 1998

A favorable duration strategy and strong security selection contributed to strong performance, allowing the Fund to perform well against its peer group.

Portfolio Management
--------------------

[PHOTO OF RICHARD K. MARRONE APPEARS HERE]

Richard K. Marrone
Tenure: December 1, 1997

------------------------
CURRENT INVESTMENT STYLE
------------------------

[GRAPHIC APPEARS HERE]

Morningstar's Style Box is based on a portfolio date as of 11/30/98.

The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

Source:  1998 Morningstar, Inc.

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Historical performance for Class A and B, prior to their January 5, 1995 inception date, reflects that of Class Y, the original class offered, and does not include 12b-1 fees. If such fees were reflected, returns would have been lower. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The LB3YMBI is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
PERFORMANCE AND RETURNS*
--------------------------------------------------------------------------------
                                    Class A         Class B        Class Y
 ................................................................................
Average Annual Returns
 ................................................................................
6 mos. with sales charge            -0.55%          -2.67%          n/a
 ................................................................................
6 mos. w/o sales charge              2.79%           2.33%          2.87%
 ................................................................................
1 year with sales charge             1.73%          -0.91%           n/a
 ................................................................................
1 year w/o sales charge              5.13%           4.09%          5.13%
 ................................................................................
3 years                              3.11%           2.37%          4.38%
 ................................................................................
5 years                              3.19%           2.83%          3.95%
 ................................................................................
Since Inception                      4.43%           4.43%          4.99%
 ................................................................................
Maximum Sales Charge                 3.25%           5.00%           n/a
                                   Front End          CDSC
 ................................................................................
30-day SEC Yield                     3.68%           2.92%          3.92%
 ................................................................................
Taxable Equivalent Yield**           6.29%           4.83%          6.49%
 ................................................................................
6 months distributions per share    $0.28           $0.24          $0.29
 ................................................................................
*  Adjusted for maximum applicable sales charge.
** Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

--------------------------------------------------------------------------------
                               LONG TERM GROWTH
--------------------------------------------------------------------------------

                             [CHART APPEARS HERE]

                    Class A Shares             LB3YMBI                   CPI
    1/31/95            9,671                   10,000                  10,000
   11/30/95            10,252                  10,753                  10,216
   11/30/96            10,656                  11,271                  10,552
   11/30/97            11,047                  11,814                  10,745
   11/30/98            11,614                  12,484                  10,925

Comparison of a $10,000 investment in Evergreen Short Intermediate Municipal Fund Class A, versus a similar investment in the Lehman Brothers 3 Year Municipal Bond Index (LB3YMBI) and the Consumer Price Index (CPI).

--------------------------------------------------------------------------------
                                   EVERGREEN
                       Short Intermediate Municipal Fund
--------------------------------------------------------------------------------
                           Portfolio Manager Interview

How did your Fund perform during the six months?

The Evergreen Short-Intermediate Municipal Bond Fund Class Y posted a total return of 2.9% for the six months ended November 30; while Class A and B returned 2.8% and 2.3%, respectively, unadjusted for applicable sales charges. For the last six months, the Fund's Class A and Y shares outpaced the 2.7% average return of 30 short-intermediate municipal bond funds tracked by Lipper, Inc., an independent monitor of mutual fund performance.

Portfolio Characteristics
-------------------------
Total Net Assets:        $171,602,068
 .....................................
Average Credit Quality            AA+
 .....................................
Average Maturity            5.0 years
 .....................................
Average Duration            3.8 years
 .....................................


What was the investing environment like during this period?

The primary component affecting both the fixed income and equity markets during the past six months was the continued volatility in foreign financial markets. In the U.S. fixed income markets, global economic turmoil prompted a flight-to-quality that fueled a strong performance by U.S. Treasuries while municipal bonds lagged modestly.

Despite modest underperformance versus Treasuries, declining interest rates boosted municipal bond prices and contributed to record new issuance for the year. In fact, the yield on the bellwether 30-year Treasury Bond fell from 5.82% to a low of nearly 4.72%, before rebounding to 5.06% on November 30.

How did your investment strategy impact performance?

A favorable duration strategy and strong security selection contributed to strong performance, allowing the Fund to perform well against its peer group.

In anticipation of lower interest rates we actively pursued zero-coupon bonds, a security that enjoys significant price appreciation in periods of declining rates. We strategically purchased a number of these securities over the past several months before they became scarce, and benefited from their subsequent strong performance.

Another contributor to total return was the portfolio's long duration stance, which helped performance within the declining interest rate environment. Duration was increased from 3.5 years to 3.8 years (nearly 8%) during the six months, and fueled the Fund's total return as interest rates declined.

------------------------
PORTFOLIO CREDIT QUALITY
------------------------
(based on 11/30/98 portfolio assets)

                                 AAA -- 36.1%
                                 A   -- 20.3%
[PIE CHART APPEARS HERE]         BBB -- 16.6%
                                 AA  -- 14.1%
                                 NR  -- 12.9%

--------------------------------------------------------------------------------
                                   EVERGREEN
                       Short Intermediate Municipal Fund
--------------------------------------------------------------------------------
                         Porrtfolio Manager Interview

What is your outlook going forward?

From a historical perspective, valuation levels of municipal bonds, relative to Treasuries, are currently very attractive. In our opinion, this has created a buying opportunity that we expect to capitalize upon in the coming quarters. From an economic perspective, we believe current fundamentals suggest a low inflationary environment, which should support range-bound interest rates through the next couple of quarters.

In addition, we anticipate some volatility in the municipal markets as the global economic crisis continues to filter back to U.S. markets. Therefore, we will maintain a cautionary stance and continue to emphasize the portfolio's income orientation to contribute to performance.

               [LOGO HIGH GRADE MUNICIPAL BOND FUND APPEARS HERE]

                              Financial Highlights
                (For a share outstanding throughout each period)

                              Six Months        Year Ended           Year Ended           Year Ended
                                 Ended           May 31,             August 31,          December 31,
                           November 30, 1998 -----------------    -----------------    ------------------
                              (Unaudited)     1998    1997 (a)     1996    1995 (b)     1994       1993
 CLASS A SHARES
 Net asset value,
  beginning of period           $ 11.36      $ 10.89  $ 10.72     $ 10.69  $  9.79     $ 11.16   $  10.42
                                -------      -------  -------     -------  -------     -------   --------
 ...........................................................................................................
 Income from investment
  operations
 ...........................................................................................................
 Net investment income             0.25         0.47     0.37        0.52     0.34        0.52       0.54
 ...........................................................................................................
 Net realized and
  unrealized gains or
  losses on securities             0.17         0.48     0.17        0.03     0.90       (1.37)      0.81
                                -------      -------  -------     -------  -------     -------   --------
 ...........................................................................................................
 Total from investment
  operations                       0.42         0.95     0.54        0.55     1.24       (0.85)      1.35
                                -------      -------  -------     -------  -------     -------   --------
 ...........................................................................................................
 Less distributions
 ...........................................................................................................
 From net investment
  income                          (0.25)       (0.48)   (0.37)      (0.52)   (0.34)      (0.52)     (0.54)
 From capital gains               (0.27)           0        0           0        0           0      (0.07)
                                -------      -------  -------     -------  -------     -------   --------
 ...........................................................................................................
 Total distributions              (0.52)       (0.48)   (0.37)      (0.52)   (0.34)      (0.52)     (0.61)
                                -------      -------  -------     -------  -------     -------   --------
 ..........................................................................................................
 Net asset value, end of
  period                        $ 11.26      $ 11.36  $ 10.89     $ 10.72  $ 10.69     $  9.79   $  11.16
                                -------      -------  -------     -------  -------     -------   --------
 ...........................................................................................................
 Total return+                     3.74%        8.88%    5.13%       5.21%   12.83%      (7.71%)    13.25%
 ...........................................................................................................
 Ratios/supplemental data
 ...........................................................................................................
 Net assets, end of
  period (thousands)            $67,659      $64,526  $45,814     $50,569  $58,751     $57,676   $101,352
 ...........................................................................................................
 Ratios to average net
  assets
 ...........................................................................................................
 Expenses                          0.95%++      1.09%    1.03%++     0.89%    1.06%++     1.01%      0.85%
 ...........................................................................................................
 Expenses, after fee
  credits                          0.95%++      1.09%    1.03%++       --       --          --         --
 ...........................................................................................................
 Expenses, excluding fee
  waivers and expense
  reimbursements                   0.95%++      1.09%    1.11%++     1.09%    1.09%++     1.02%      1.07%
 ...........................................................................................................
 Net investment income             4.27%++      4.25%    4.60%++     4.78%    4.93%++     5.04%      4.99%
 ...........................................................................................................
 Portfolio turnover rate             43%         127%     114%         65%      27%         53%        14%
 ...........................................................................................................


                              Six Months        Year Ended           Year Ended           Year Ended
                                 Ended           May 31,             August 31,          December 31,
                           November 30, 1998 -----------------    -----------------    ------------------
                              (Unaudited)     1998    1997 (a)     1996    1995 (b)     1994     1993 (c)
 CLASS B SHARES
 Net asset value,
  beginning of period             11.36        10.89    10.72       10.69     9.79       11.16      10.42
                                -------      -------  -------     -------  -------     -------   --------
 Income from investment
  operations
 ...........................................................................................................
 Net investment income             0.20         0.39     0.31        0.44     0.29        0.46       0.47
 ..........................................................................................................
 Net realized and
  unrealized gains or
  losses on securities             0.17         0.48     0.17        0.03     0.90       (1.37)      0.81
                                -------      -------  -------     -------  -------     -------   --------
 ...........................................................................................................
 Total from investment
  operations                       0.37         0.87     0.48        0.47     1.19       (0.91)      1.28
                                -------      -------  -------     -------  -------     -------   --------
 ...........................................................................................................
 Less distributions
 ...........................................................................................................
 From net investment
  income                          (0.20)       (0.40)   (0.31)      (0.44)   (0.29)      (0.46)     (0.47)
 From capital gains               (0.27)           0        0           0        0           0      (0.07)
                                -------      -------  -------     -------  -------     -------   --------
 ...........................................................................................................
 Total distributions              (0.47)       (0.40)   (0.31)      (0.44)   (0.29)      (0.46)     (0.54)
                                -------      -------  -------     -------  -------     -------   --------
 ...........................................................................................................
 Net asset value, end of
  period                          11.26        11.36    10.89       10.72    10.69        9.79      11.16
                                -------      -------  -------     -------  -------     -------   --------
 ...........................................................................................................
 Total return+                     3.35%        8.07%    4.55%       4.42%   12.27%      (8.24%)    12.52%
 ...........................................................................................................
 Ratios/supplemental data
 ...........................................................................................................
 Net assets, end of
  period (thousands)            $32,614      $32,822  $31,874     $32,221  $34,206     $32,435   $ 41,030
 ...........................................................................................................
 Ratios to average net
  assets
 ...........................................................................................................
 Expenses                          1.70%++      1.84%    1.78%++     1.64%    1.81%++     1.58%      1.35%++
 ...........................................................................................................
 Expenses, after fee
  credits                          1.70%++      1.84%    1.78%++       --       --          --         --
 ...........................................................................................................
 Expenses excluding
  waivers and expense
  reimbursements                   1.70%++      1.84%    1.86%++     1.84%    1.84%++     1.59%      1.57%++
 ...........................................................................................................
 Net investment income             3.53%++      3.51%    3.85%++     4.03%    4.18%++     4.47%      4.44%++
 ...........................................................................................................
 Portfolio turnover rate             43%         127%     114%         65%      27%         53%        14%
 ..........................................................................................................

+ Excluding applicable sales charges.
++ Annualized.
(a) For the nine months ended May 31, 1997. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 1997.
(b) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
(c) For the period from January 11, 1993 (commencement of class operations) to December 31, 1993.

                  See Combined Notes to Financial Statements.

               [LOGO HIGH GRADE MUNICIPAL BOND FUND APPEARS HERE]

                              Financial Highlights
                (For a share outstanding throughout each period)

                              Six Months        Year Ended           Year Ended
                                 Ended           May 31,             August 31,
                           November 30, 1998 -----------------    -----------------        Period Ended
                              (Unaudited)     1998    1997 (a)     1996    1995 (b)    December 31, 1994 (c)
 CLASS Y SHARES
 Net asset value,
  beginning of period           $ 11.36      $ 10.89  $ 10.72     $ 10.69  $  9.79            $10.93
                                -------      -------  -------     -------  -------            ------
 ..............................................................................................................
 Income from investment
  operations
 ..............................................................................................................
 Net investment income             0.26         0.51     0.39        0.55     0.36              0.46
 ..............................................................................................................
 Net realized and
  unrealized gains or
  losses on securities             0.17         0.47     0.17        0.03     0.90             (1.14)
                                -------      -------  -------     -------  -------            ------
 ..............................................................................................................
 Total from investment
  operations                       0.43         0.98     0.56        0.58     1.26             (0.68)
                                -------      -------  -------     -------  -------            ------
 ..............................................................................................................
 Less distributions
 ..............................................................................................................
 From net investment
  income                          (0.26)       (0.51)   (0.39)      (0.55)   (0.36)            (0.46)
 From capital gains               (0.27)           0        0           0        0                 0
                                -------      -------  -------     -------  -------            ------
 ..............................................................................................................
 Total distributions              (0.53)       (0.51)   (0.39)      (0.55)   (0.36)            (0.46)
                                -------      -------  -------     -------  -------            ------
 ..............................................................................................................
 Net asset value, end of
  period                        $ 11.26      $ 11.36  $ 10.89     $ 10.72  $ 10.69            $ 9.79
                                -------      -------  -------     -------  -------            ------
 ..............................................................................................................
 Total return                      3.87%        9.15%    5.32%       5.47%   13.02%            (6.29%)
 ..............................................................................................................
 Ratios/supplemental data
 ..............................................................................................................
 Net assets, end of
  period (thousands)            $27,055      $24,976  $24,441     $25,112  $25,079            $4,318
 ..............................................................................................................
 Ratios to average net
  assets
 ..............................................................................................................
 Expenses                          0.70%++      0.84%    0.78%++     0.64%    0.81%++           0.76%++
 ..............................................................................................................
 Expenses, after fee
  credits                          0.70%++      0.84%    0.78%++       --       --                --
 ..............................................................................................................
 Expenses excluding
  waivers and expense
  reimbursements                   0.70%++      0.84%    0.86%++     0.84%    0.84%++           0.77%++
 .............................................................................................................
 Net investment income             4.53%++      4.51%    4.85%++     5.03%    5.18%++           5.46%++
 ..............................................................................................................
 Portfolio turnover rate             43%         127%     114%         65%      27%               53%
 ..............................................................................................................

++ Annualized.
(a) For the nine months ended May 31, 1997. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 1997.
(b) For the eight months ended August 31, 1995. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 1995.
(c) For the period from February 28, 1994 (commencement of class operations) to December 31, 1994.

                  See Combined Notes to Financial Statements.

                   [LOGO OF MUNICIPAL BOND FUND APPEARS HERE]

                              Financial Highlights
                (For a share outstanding throughout each period)

                                           Six Months
                                              Ended
                                        November 30, 1998    Year Ended
                                           (Unaudited)    May 31, 1998 (b)
 CLASS A SHARES
 Net asset value, beginning of period      $     7.78        $     7.91
                                           ----------        ----------
 ............................................................................
 Income from investment operations
 ............................................................................
 Net investment income                           0.18              0.13+++
 ............................................................................
 Net realized and unrealized gains or
  losses on securities and futures
  contracts                                     (0.05)            (0.13)
                                           ----------        ----------
 ............................................................................
 Total from investment operations                0.13                 0
                                           ----------        ----------
 ............................................................................
 Less distributions
 ............................................................................
 From net investment income                     (0.18)            (0.13)
 ............................................................................
 From capital gains                             (0.11)                0
                                           ----------        ----------
 ............................................................................
 Total distributions                            (0.29)            (0.13)
                                           ----------        ----------
 ............................................................................
 Net asset value, end of period            $     7.62        $     7.78
                                           ----------        ----------
 ............................................................................
 Total return+                                   3.26%             0.04%
 ............................................................................
 Ratios/supplemental data
 ............................................................................
 Net assets, end of period (thousands)     $1,163,997        $1,243,327
 ............................................................................
 Ratios to average net assets
 ............................................................................
 Expenses                                        0.85%++           0.93%++
 ............................................................................
 Expenses, after fee credits                     0.85%++           0.93%++
 ............................................................................
 Net investment income                           4.53%++           4.69%++
 ............................................................................
 Portfolio turnover rate                           53%               77%
 ............................................................................

                              Six Months
                                 Ended                                       Year Ended December 31,
                           November 30, 1998    Year Ended
-----------------------------------------------------------
                              (Unaudited)    May 31, 1998 (a)    1997        1996        1995        1994
1993
 CLASS B SHARES
 Net asset value,
  beginning of period          $   7.78          $   7.82     $     7.71  $     7.86  $     7.10  $     8.12
$     8.04
                               --------          --------     ----------  ----------  ----------  ----------
----------
 .............................................................................................................................
 Income from investment
  operations
 .............................................................................................................................
 Net investment income             0.15              0.12+++        0.38        0.41        0.41
0.37         0.39
 .............................................................................................................................
 Net realized and
  unrealized gains or
  losses on securities
  and future contracts            (0.05)            (0.03)          0.23       (0.17)       0.74
(0.96)        0.48
                               --------          --------     ----------  ----------  ----------  ----------
----------
 .............................................................................................................................
 Total from investment
  operations                       0.10              0.09           0.61        0.24        1.15
(0.59)        0.87
                               --------          --------     ----------  ----------  ----------  ----------
----------
 ............................................................................................................................
 Less distributions
 .............................................................................................................................
 From net investment
  income                          (0.15)            (0.13)         (0.50)      (0.39)      (0.39)
(0.43)       (0.45)
 .............................................................................................................................
 From capital gains               (0.11)                0              0           0           0
0        (0.34)
                               --------          --------     ----------  ----------  ----------  ----------
----------
 .............................................................................................................................
 Total distributions              (0.26)            (0.13)         (0.50)      (0.39)      (0.39)
(0.43)       (0.79)
                               --------          --------     ----------  ----------  ----------  ----------
----------
 .............................................................................................................................
 Net asset value, end of
  period                       $   7.62          $   7.78     $     7.82  $     7.71  $     7.86  $     7.10
$     8.12
                               --------          --------     ----------  ----------  ----------  ----------
----------
 .............................................................................................................................
 Total return+                     2.87%             1.15%          8.15%       3.15%      16.61%
(7.34%)      11.15%
 .............................................................................................................................
 Ratios/supplemental data
 .............................................................................................................................
 Net assets, end of
  period (thousands)           $117,135          $124,664     $1,375,730  $1,557,886  $1,204,468  $1,197,727
$1,548,503
 .............................................................................................................................
 Ratios to average net
  assets
 ............................................................................................................................
 Expenses                          1.60%++           1.26%++        0.96%       0.87%       0.95%
1.55%        1.66%
 .............................................................................................................................
 Expenses, after fee
  credits                          1.60%++           1.25%++        0.96%       0.86%       0.94%
--           --
 .............................................................................................................................

 Net investment income             3.79%++           4.32%++        4.97%       5.34%       5.41%
4.92%        4.72%
 .............................................................................................................................
 Portfolio turnover rate             53%               77%           126%         69%         56%
84%          76%
 .............................................................................................................................

+ Excluding applicable sales charges.
++ Annualized.
+++ Calculation based on average shares outstanding.
(a) For the five months ended May 31, 1998. The Fund changed its fiscal year end from December 31 to May 31, effective May 31, 1998.
(b) For the period from January 20, 1998 (commencement of class operations) to May 31, 1998.

                  See Combined Notes to Financial Statements.

                   [LOGO OF MUNICIPAL BOND FUND APPEARS HERE]

                              Financial Highlights
                (For a share outstanding throughout each period)

                                                Six Months
                                                   Ended
                                             November 30, 1998    Year Ended
                                                (Unaudited)    May 31, 1998 (a)
 CLASS C SHARES
 Net asset value, beginning of period             $ 7.78            $ 7.85
                                                  ------            ------
 ................................................................................
 Income from investment operations
 ................................................................................
 Net investment income                              0.15              0.11+++
 ................................................................................
 Net realized and unrealized gains or
  losses on securities and future contracts        (0.05)            (0.07)
                                                  ------            ------
 ................................................................................
 Total from investment operations                   0.10              0.04
                                                  ------            ------
 ................................................................................
 Less distributions
 ................................................................................
 From net investment income                        (0.15)            (0.11)
 ...............................................................................
 From capital gains                                (0.11)                0
                                                  ------            ------
 ................................................................................
 Total distributions                               (0.26)            (0.11)
                                                  ------            ------
 ................................................................................
 Net asset value, end of period                   $ 7.62            $ 7.78
                                                  ------            ------
 ................................................................................
 Total return+                                      2.87%             0.46%
 ................................................................................
 Ratios/supplemental data
 ................................................................................
 Net assets, end of period (thousands)            $7,352            $7,708
 ................................................................................
 Ratios to average net assets
 ................................................................................
 Expenses                                           1.60%++           1.68%++
 ................................................................................
 Expenses, after fee credits                        1.60%++           1.68%++
 ................................................................................
 Net investment income                              3.78%++           3.94%++
 ................................................................................
 Portfolio turnover rate                              53%               77%
 ................................................................................

+ Excluding applicable sales charges.
++ Annualized.
+++ Calculation based on average shares outstanding.
(a) For the period from January 26, 1998 (commencement of class operations) to May 31, 1998.

                  See Combined Notes to Financial Statements.

            [LOGO OF SHORT INTERMEDIATE MUNICIPAL FUND APPEARS HERE]

                              Financial Highlights
                (For a share outstanding throughout each period)

                              Six Months       Year Ended          Year Ended
                                 Ended           May 31,           August 31,
                           November 30, 1998 ----------------   -----------------
                              (Unaudited)     1998   1997 (a)    1996    1995 (b)
 CLASS A SHARES
 Net asset value,
  beginning of period           $10.19       $10.09   $10.08    $ 10.17   $ 9.97
                                ------       ------   ------    -------   ------
 .....................................................................................
 Income from investment
  operations
 .....................................................................................
 Net investment income            0.20         0.41     0.30       0.43     0.30
 .....................................................................................
 Net realized and
  unrealized gains or
  losses on securities            0.08         0.10     0.01      (0.09)    0.20
                                ------       ------   ------    -------   ------
 .....................................................................................
 Total from investment
  operations                      0.28         0.51     0.31       0.34     0.50
                                ------       ------   ------    -------   ------
 .....................................................................................
 Less distributions
 .....................................................................................
 From net investment
  income                         (0.20)       (0.41)   (0.30)     (0.43)   (0.30)
 .....................................................................................
 From capital gains              (0.08)           0        0          0        0
                                ------       ------   ------    -------   ------
 .....................................................................................
 Total distributions             (0.28)       (0.41)   (0.30)     (0.43)   (0.30)
                                ------       ------   ------    -------   ------
 .....................................................................................
 Net asset value, end of
  period                        $10.19       $10.19   $10.09    $ 10.08   $10.17
                                ------       ------   ------    -------   ------
 .....................................................................................
 Total return+                    2.79%        5.11%    3.08%      3.37%    5.09%
 .....................................................................................
 Ratios/supplemental data
 ....................................................................................
 Net assets, end of
  period (thousands)            $7,663       $6,569   $6,072    $27,722   $6,820
 .....................................................................................
 Ratios to average net
  assets
 .....................................................................................
 Expenses                         0.75%++      0.81%    0.84%++    0.80%    0.70%++
 ....................................................................................
 Expenses, after fee
  credits                         0.74%++      0.81%    0.83%++      --       --
 .....................................................................................
 Expenses, excluding fee
  waivers and expense
  reimbursements                  0.76%++      0.85%    0.96%++    1.11%    1.14%++
 .....................................................................................
 Net investment income            4.00%++      4.01%    3.94%++    4.05%    4.32%++
 .....................................................................................
 Portfolio turnover rate            36%          78%      34%        29%      80%
 .....................................................................................

                              Six Months       Year Ended          Year Ended
                                 Ended           May 31,           August 31,
                           November 30, 1998 ----------------   -----------------
                              (Unaudited)     1998   1997 (a)    1996    1995 (b)
 CLASS B SHARES
 Net asset value,
  beginning of period           $10.19       $10.10   $10.08    $ 10.17   $ 9.97
                                ------       ------   ------    -------   ------
 ....................................................................................
 Income from investment
  operations
 .....................................................................................
 Net investment income            0.16         0.32     0.23       0.34     0.24
 .....................................................................................
 Net realized and
  unrealized gains or
  losses on securities            0.08         0.09     0.02      (0.09)    0.20
                                ------       ------   ------    -------   ------
 .....................................................................................
 Total from investment
  operations                      0.24         0.41     0.25       0.25     0.44
                                ------       ------   ------    -------   ------
 .....................................................................................
 Less distributions
 ....................................................................................
 From net investment
  income                         (0.16)       (0.32)   (0.23)     (0.34)   (0.24)
 .....................................................................................
 From capital gains              (0.08)           0        0          0        0
                                ------       ------   ------    -------   ------
 ...................................................................................
 Total distributions             (0.24)       (0.32)   (0.23)     (0.34)   (0.24)
                                ------       ------   ------    -------   ------
 .....................................................................................
 Net asset value, end of
  period                        $10.19       $10.19   $10.10    $ 10.08   $10.17
                                ------       ------   ------    -------   ------
 .....................................................................................
 Total return+                    2.33%        4.07%    2.49%      2.44%    4.50%
 .....................................................................................
 Ratios/supplemental data
 .....................................................................................
 Net assets, end of
  period (thousands)            $6,179       $5,790   $6,742    $ 7,413   $6,050
 .....................................................................................
 Ratios to average net
  assets
 .....................................................................................
 Expenses                         1.65%++      1.71%    1.73%++    1.67%    1.58%++
 .....................................................................................
 Expenses, after fee
  credits                         1.64%++      1.71%    1.73%++      --       --
 ....................................................................................
 Expenses, excluding fee
  waivers and expense
  reimbursements                  1.66%++      1.74%    1.86%++    2.07%    2.26%++
 .....................................................................................
 Net investment income            3.09%++      3.11%    3.04%++    3.28%    3.50%++
 .....................................................................................
 Portfolio turnover rate            36%          78%      34%        29%      80%
 .....................................................................................

+ Excluding applicable sales charges.
++ Annualized.
(a) For the nine months ended May 31, 1997. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 1997.
(b) For the period from January 5, 1995 (commencement of class operations) to August 31, 1995.

                  See Combined Notes to Financial Statements.

            [LOGO OF SHORT INTERMEDIATE MUNICIPAL FUND APPEARS HERE]

                              Financial Highlights
                (For a share outstanding throughout each period)

                              Six Months
                                 Ended       Year Ended May 31,       Year Ended August 31,
                           November 30, 1998 ----------------------  -------------------------
                              (Unaudited)      1998     1997 (a)      1996     1995     1994
 CLASS Y SHARES
 Net asset value,
  beginning of period          $  10.19      $   10.10  $  10.07     $ 10.17  $ 10.21  $ 10.58
                               --------      ---------  --------     -------  -------  -------
 .................................................................................................
 Income from investment
  operations
 .................................................................................................
 Net investment income             0.21           0.42      0.30        0.43     0.46     0.47
 .................................................................................................
 Net realized and
  unrealized gains or
  losses on securities             0.08           0.09      0.03       (0.10)   (0.04)   (0.32)
                               --------      ---------  --------     -------  -------  -------
 .................................................................................................
 Total from investment
  operations                       0.29           0.51      0.33        0.33     0.42     0.15
                               --------      ---------  --------     -------  -------  -------
 ................................................................................................
 Less distributions
 .................................................................................................
 From capital gains               (0.08)             0         0           0        0    (0.02)
                               --------      ---------  --------     -------  -------  -------
 .................................................................................................
 From net investment
  income                          (0.21)         (0.42)    (0.30)      (0.43)   (0.46)   (0.50)
 .................................................................................................
 Total distributions              (0.29)         (0.42)    (0.30)      (0.43)   (0.46)   (0.52)
                               --------      ---------  --------     -------  -------  -------
 .................................................................................................
 Net asset value, end of
  period                       $  10.19      $   10.19  $  10.10     $ 10.07  $ 10.17  $ 10.21
                               --------      ---------  --------     -------  -------  -------
 .................................................................................................
 Total return                      2.87%          5.11%     3.36%       3.30%    4.20%    1.40%
 ................................................................................................
 Ratios/supplemental data
 .................................................................................................
 Net assets, end of
  period (thousands)           $157,760      $ 167,905  $ 32,293     $34,893  $40,581  $53,417
 .................................................................................................
 Ratios to average net
  assets
 .................................................................................................
 Expenses                          0.65%++        0.66%     0.74%++     0.70%    0.74%    0.58%
 .................................................................................................
 Expenses, after fee
  credits                          0.64%++        0.66%     0.73%++       --       --       --
 .................................................................................................
 Expenses, excluding fee
  waivers and expense
  reimbursements                   0.66%++        0.70%     0.86%++     0.90%    0.86%    0.83%
 .................................................................................................
 Net investment income             4.09%++        4.18%     4.04%++     4.27%    4.52%    4.54%
 .................................................................................................
 Portfolio turnover rate             36%            78%       34%         29%      80%      32%
 .................................................................................................

++ Annualized.
(a) For the nine months ended May 31, 1997. The Fund changed its fiscal year end from August 31 to May 31, effective May 31, 1997.

                  See Combined Notes to Financial Statements.

             [LOGO OF HIGH GRADE MUNICIPAL BOND FUND APPEARS HERE]

                            Schedule of Investments
                         November 30, 1998 (Unaudited)

 Principal
   Amount                                                             Value

 LONG-TERM MUNICIPAL OBLIGATIONS - 97.1%
            Alabama - 1.0%
 $1,215,000 Jefferson County, Alabama,
             Sewer Revenue, Series D
             5.75%, 2/1/27......................................   $  1,309,114
                                                                   ------------
            Alaska - 3.1%
            Alaska, Industrial Development & Export Authority
             Power Revenue, Snettisham Hydroelectric, Series 1:
  2,000,000 5.00%, 1/1/27, (AMBAC)..............................      1,932,580
  1,000,000 5.25%, 1/1/22, (AMBAC)..............................      1,000,840
  1,000,000 Valdez, Alaska,
             Marine Terminal Revenue Refunding, Pipeline Inc.
             Project, Series B
             5.50%, 10/1/28.....................................      1,013,730
                                                                   ------------
                                                                      3,947,150
                                                                   ------------
            Arizona - 0.9%
  1,000,000 Creighton, Arizona,
             Elementary School District No. 14 of Maricopa
             County, School Improvements (Project of 1990),
             Series C 1991
             6.50%, 7/1/07, (FGIC)..............................      1,169,820
                                                                   ------------
            California - 5.5%
  1,000,000 California State, Department of Water Resources,
             Central Valley Project Water Systems, Series Q
             5.375%, 12/1/27, (MBIA)............................      1,040,370
  1,000,000 California State, Public Works Lease, California
             State University Project, Series A
             5.375%, 10/1/17, (AMBAC)...........................      1,053,410
  1,000,000 Orange County, California,
             Public Finance Authority
             5.75%, 12/1/10, (AMBAC)............................      1,116,920
  2,000,000 San Francisco, California,
             City & County International Airport Revenue, Second
             Series, Issue 10-A
             5.70%, 5/1/26, (MBIA)..............................      2,113,300
    500,000 San Mateo County, California,
             Joint Powers Finance Authority, Lease Revenue,
             Capital Projects Program, 1993 Series A
             6.50%, 7/1/16, (MBIA)..............................        604,845
  1,000,000 Southern California, Public Power Authority, Mead
             Adelanto Project, Series A
             5.00%, 7/1/17, (AMBAC).............................      1,010,650
                                                                   ------------
                                                                      6,939,495
                                                                   ------------
            Colorado - 3.0%
  1,500,000 Arapahoe County, Colorado,
             Public Highway Authority, Capital Improvements
             Trust Fund Revenue, (E-470 Project)
             6.15%, 8/31/26, (MBIA).............................      1,692,840
  1,000,000 Colorado State, Public Highway Authority, (E-470
             Project), Senior Series A
             5.75%, 9/1/14......................................      1,117,040

 Principal
   Amount                                                             Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
            Colorado - continued
 $1,000,000 Denver, Colorado,
             City & County Airport Revenue, Airport Systems
             Revenue
             5.00%, 11/15/25, (FSA).............................   $    976,820
                                                                   ------------
                                                                      3,786,700
                                                                   ------------
            District of Columbia - 1.6%
  2,000,000 District of Columbia, Revenue, Carnegie Endowment
             5.75%, 11/15/26....................................      2,098,680
                                                                   ------------
            Florida - 3.3%
  1,000,000 Florida State, Board of Education Capital Outlay,
             General Obligation, Series A
             5.00%, 6/1/27......................................        995,780
  2,000,000 Florida State, Housing Finance Corp. Revenue,
             Homeowner Mortgage, Series 2
             5.35%, 1/1/21, (MBIA)..............................      2,033,760
     50,000 Jacksonville, Florida,
             Electric Authority Revenue,
             Series 3-A
             5.20%, 10/1/02.....................................         52,529
  1,000,000 Orange County, Florida,
             Health Facilities Authority Revenue, Orlando
             Regional Healthcare Systems, Series 1996C
             6.25%, 10/1/16, (MBIA).............................      1,175,020
                                                                   ------------
                                                                      4,257,089
                                                                   ------------
            Georgia - 1.0%
     50,000 De Kalb County, Georgia,
             Health Facilities, General Obligation
             5.30%, 1/1/03......................................         52,851
  1,000,000 Georgia State, Municipal Electric Authority, Power
             Revenue, Special Obligation Bond, Series Y
             6.50%, 1/1/17, (MBIA)..............................      1,194,460
                                                                   ------------
                                                                      1,247,311
                                                                   ------------
            Hawaii - 0.0%
     50,000 Hawaii State, General Obligation, Series CE
             5.20%, 6/1/04......................................         52,742
                                                                   ------------
            Idaho - 0.6%
    720,000 Idaho State, Housing Agency, Single Family Mortgage
             Revenue,
             Series C-1
             6.30%, 7/1/11......................................        770,191
                                                                   ------------
            Illinois - 9.2%
     85,000 Bloomingdale, Illinois,
             General Obligation
             5.45%, 1/1/09......................................         90,183
  2,150,000 Chicago, Illinois,
             General Obligation, Series 1995
             6.125%, 1/1/16, (AMBAC)............................      2,389,639

             [LOGO OF HIGH GRADE MUNICIPAL BOND FUND APPEARS HERE]

                         November 30, 1998 (Unaudited)

 Principal
   Amount                                                             Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
            Illinois - continued
 $3,000,000 Illinois State, Development Finance Authority
             Pollution Control Refunding Revenue, (Commonwealth
             Edison Co. Project), Series 1994D
             6.75%, 3/1/15, (AMBAC).............................   $  3,409,500
  1,500,000 Illinois State, Health Facilities Authority Revenue,
             Loyola University Health Systems, Series A
             6.00%, 7/1/13, (MBIA)..............................      1,692,240
  1,750,000 Illinois State, Health Facilities Authority, Health
             Facilities Refunding Revenue, Series 1992AA
             6.50%, 6/1/12, (MBIA)..............................      2,070,022
            Illinois State, Sales Tax Revenue:
     60,000 4.90%, 6/15/07......................................         63,208
  1,000,000 5.50%, 6/15/20......................................      1,032,630
  1,000,000 Illinois State, Metropolitan Pier & Exposition
             Authority, Dedicated State Tax Revenue, McCormick
             Plantation Expansion, Series A
             5.25%, 6/15/27.....................................      1,011,950
                                                                   ------------
                                                                     11,759,372
                                                                   ------------
            Indiana - 2.4%
  1,500,000 Indiana State, Middle School Building Corp.,
             Lawrence Township of Marion County, First Mortgage
             Revenue
             6.875%, 7/5/11, (MBIA).............................      1,841,265
  1,000,000 Indiana State, Transportation Finance Authority,
             Highway Revenue,
             Series 1992A
             6.80%, 12/1/16, (MBIA).............................      1,225,550
                                                                   ------------
                                                                      3,066,815
                                                                   ------------
            Massachusetts - 3.0%
    50,000  Massachusetts State, Bay Transportation Authority,
             General Transportation Systems Revenue, Series A
             5.30%, 3/1/05......................................         53,504
  1,000,000 Massachusetts State, General Obligation, Series A
             6.50%, 11/1/14, (AMBAC)............................      1,205,150
  1,000,000 Massachusetts State, Industrial Finance Agency
             Revenue, Parking Facilities, Avon Associates LLC,
             Series A
             5.375%, 4/1/20, (MBIA).............................      1,023,350
            Massachusetts State, Port Authority Revenue, Series
             A:
  1,000,000 5.00%, 7/1/27.......................................        980,570
    500,000 5.75%, 7/1/12.......................................        559,205
                                                                   ------------
                                                                      3,821,779
                                                                   ------------
            Michigan - 3.9%
  2,500,000 Detroit, Michigan,
             Water Supply Systems Revenue, Senior Lien, Series A
             6.00%, 7/1/14, (MBIA)..............................      2,844,225

 Principal
   Amount                                                             Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
            Michigan - continued
 $1,000,000 Detroit, Michigan,
             City School District Refunding, Series C
             5.25%, 5/1/13, (FGIC)..............................   $  1,062,490
  1,000,000 Michigan State, Hospital Finance Authority Revenue,
             Henry Ford Health, Series A
             5.25%, 11/15/25....................................      1,004,410
                                                                   ------------
                                                                      4,911,125
                                                                   ------------
            Minnesota - 0.4%
    450,000 Minnesota State, Housing Finance Agency, Single
             Family Mortgage Revenue, Series H
             6.70%, 1/1/18......................................        484,637
                                                                   ------------
            Mississippi - 0.9%
  1,000,000 Mississippi State, Home Corp., Single Family
             Revenue, Class 7, Series B
             5.25%, 6/1/30, (FNMA & GNMA).......................      1,083,560
                                                                   ------------
            Nebraska - 1.6%
  2,000,000 Nebraska State, Investment Finance Authority, Single
             Family Housing Revenue, Series F
             5.60%, 9/1/20, (GNMA)..............................      2,034,140
                                                                   ------------
            Nevada - 0.8%
  1,000,000 Clark County, Nevada,
             School District, Building & Renovations, General
             Obligation, Series B
             5.25%, 6/15/17, (FGIC).............................      1,031,010
                                                                   ------------
            New Jersey - 0.1%
     65,000 Medford Township, New Jersey,
             Board of Education, General Obligation
             5.95%, 2/1/03, (FGIC)..............................         70,405
                                                                   ------------
            New Mexico - 2.2%
    500,000 Albuquerque, New Mexico,
             Airport Revenue, Series 1995 A
             6.35%, 7/1/07, (AMBAC).............................        542,650
  2,100,000 Farmington, New Mexico,
             Pollution Control Revenue, Public Service Company
             of San Juan, Series C
             5.70%, 12/1/16, (AMBAC)............................      2,268,504
                                                                   ------------
                                                                      2,811,154
                                                                   ------------
            New York - 11.8%
            Long Island, New York,
             Power Authority, Electric Systems Revenue, Series
             A:
  1,750,000 5.50%, 12/1/29......................................      1,809,622
  2,250,000 5.75%, 12/1/24......................................      2,416,995
  1,000,000 New York & New Jersey
             Port Authority, 104th Series
             5.20%, 7/15/21, (AMBAC)............................      1,017,390
    500,000 New York & New Jersey,
             Port Authority, 97th Series
             6.50%, 7/15/19, (FGIC).............................        558,495

             [LOGO OF HIGH GRADE MUNICIPAL BOND FUND APPEARS HERE]

                         November 30, 1998 (Unaudited)

 Principal
   Amount                                                             Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
            New York - continued
            New York City, New York,
             Municipal Water Finance Authority, Series B:
 $1,000,000 5.50%, 6/15/27, (MBIA)..............................   $  1,055,410
  2,000,000 5.75%, 6/15/29, (MBIA)..............................      2,159,740
    700,000 New York City, New York,
             Municipal Water Finance Authority, Water & Sewer
             Systems Revenue
             5.75%, 6/15/26, (MBIA).............................        752,150
  1,600,000 New York State, Mortgage Agency Revenue Series 73-A
             5.30%, 10/1/28.....................................      1,612,400
  1,500,000 New York State, Housing Finance Agency Revenue,
             Series 1994 B
             6.35%, 8/15/23, (AMBAC)............................      1,626,660
  1,000,000 New York State, Local Government Assistance Corp.
             5.50%, 4/1/21......................................      1,030,620
  1,000,000 New York State, Mortgage Agency Revenue, Homeowner
             Mortgage, Series 70
             5.375%, 10/1/17....................................      1,023,240
                                                                   ------------
                                                                     15,062,722
                                                                   ------------
            North Dakota - 2.6%
  3,000,000 Mercer County, North Dakota,
             Pollution Control Revenue, (Basin Electric Power,
             Cooperative-Antelope Valley), Second Series
             6.05%, 1/1/19, (AMBAC).............................      3,290,790
                                                                   ------------
            Ohio - 3.0%
  2,000,000 Hamilton County, Ohio,
             Sales Tax Revenue, Hamilton County Football,
             Project B
             5.00%, 12/1/18, (MBIA).............................      2,004,860
  1,000,000 Ohio State, Board of Education, Kings Local School
             District, City of Warren, General Obligation,
             Series 1995
             7.50%, 12/1/16, (FGIC).............................      1,325,920
    455,000 Ohio State, Housing Finance Agency, Residential
             Mortgage Revenue, 1995 Series A-2
             6.625%, 3/1/26, (GNMA).............................        491,223
                                                                   ------------
                                                                      3,822,003
                                                                   ------------
            Pennsylvania - 2.2%
    100,000 Delaware County, Pennsylvania, Villanova University
             Revenue,
             Series A
             4.625%, 12/1/07, (MBIA)............................        103,538
    110,000 Lehigh County, Pennsylvania,
             General Obligation
             5.125%, 11/15/08, (FGIC)...........................        115,076
    100,000 Pennsylvania State, Industrial Development Authority
             Revenue, Economic Development
             5.00%, 7/1/04, (AMBAC).............................        104,551
     50,000 Pennsylvania State, State Turnpike Commission,
             Turnpike Revenue, Series F
             7.25%, 12/1/17, (AMBAC)............................         52,977

 Principal
   Amount                                                             Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
            Pennsylvania - continued
 $1,000,000 Pittsburgh, Pennsylvania,
             General Obligation, Series D
             5.00%, 9/1/19, (FGIC)..............................   $    998,640
    100,000 Pittsburgh, Pennsylvania,
             School District, General Obligation, Series A
             4.85%, 9/1/03......................................        104,371
     50,000 Scranton, Lackawanna,
             Pennsylvania, Health & Welfare Authority Revenue
             5.00%, 1/1/06, (MBIA)..............................         52,522
    100,000 Tunkhannock, Pennsylvania,
             Area School District, General Obligation
             4.55%, 7/15/08, (AMBAC)............................        102,321
     90,000 University of Pittsburgh, Pennsylvania, The
             Commonwealth System of Higher Education, University
             Capital Projects Revenue
             5.05%, 6/1/10, (FGIC)..............................         94,801
  1,000,000 York County, Pennsylvania,
             Solid Waste & Refuse Authority, Solid Waste Systems
             Revenue
             5.50%, 12/1/12, (FGIC).............................      1,094,330
                                                                   ------------
                                                                      2,823,127
                                                                   ------------
            South Carolina - 3.8%
  2,300,000 Greenville, South Carolina,
             Hospital Systems, Hospital Facilities Revenue,
             Series A
             5.75%, 5/1/14......................................      2,458,516
            South Carolina State, Port Authority Revenue:
  1,075,000 Refunded, 6.625%, 7/1/11............................      1,163,870
  1,075,000 Series 1991, 6.625%, 7/1/11, (AMBAC)................      1,163,032
                                                                   ------------
                                                                      4,785,418
                                                                   ------------
            Tennessee - 1.5%
  1,700,000 Knox County, Tennessee,
             Health, Educational & Housing Facility Board,
             Hospital Facility Revenue, (Fort Sanders Alliance),
             Series 1993
             6.25%, 1/1/13, (MBIA)..............................      1,971,065
                                                                   ------------
            Texas - 5.2%
  1,500,000 Austin, Texas,
             Airport System Revenue, Prior Lien, Series 1995A
             6.125%, 11/15/25, (MBIA)...........................      1,649,175
  1,000,000 Dallas, Texas,
             Special Tax Revenue, Series A
             5.25%, 8/15/16, (AMBAC)............................      1,037,150
  1,500,000 Hays, Texas,
             Consolidated Independent School District, General
             Obligation
             5.875%, 8/15/22....................................      1,633,560
  1,000,000 Houston, Texas,
             Water Conveyance System Contract, COP, Series 1993
             H
             7.50%, 12/15/14, (AMBAC)...........................      1,302,950

             [LOGO OF HIGH GRADE MUNICIPAL BOND FUND APPEARS HERE]

                         November 30, 1998 (Unaudited)

 Principal
   Amount                                                            Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
            Texas - continued
 $1,000,000 Texas State, Department of Housing & Community
             Affairs, Residential Mortgage Revenue, Series A
             5.25%, 7/1/18, (GNMA & FNMA)......................   $  1,007,080
                                                                  ------------
                                                                     6,629,915
                                                                  ------------
            Utah - 0.9%
  1,000,000 Salt Lake City, Utah,
             Salt Lake County Airport Revenue, Series 1993A
             6.00%, 12/1/12, (FGIC)............................      1,089,590
                                                                  ------------
            Virginia - 3.9%
  2,000,000 Hanover County, Virginia,
             Industrial Development Authority Revenue, Memorial
             Regional Medical Center Project, Series 1995
             6.375%, 8/15/18, (MBIA)...........................      2,381,280
  1,000,000 Loudoun County, Virginia,
             Sanitation Authority Water & Sewer Revenue
             4.75%, 1/1/21, (MBIA).............................        969,360
  1,545,000 Virginia State, Housing Development Authority,
             Commonwealth Mortgage Revenue, Series D
             5.40%, 7/1/21.....................................      1,564,853
                                                                  ------------
                                                                     4,915,493
                                                                  ------------
            Washington - 5.7%
  1,000,000 Chelan County, Washington,
             Public Utility District, Consolidated Revenue,
             Series A
             5.25%, 7/1/33, (FSA)..............................        996,970
  2,500,000 City of Tacoma, Washington,
             Electric Systems Refunding Revenue, Series 1994
             6.25%, 1/1/15, (FGIC).............................      2,760,750
  2,500,000 Port Seattle, Washington,
             Passenger Facility Charge Revenue, Series A
             5.00%, 12/1/23, (MBIA)............................      2,468,375
  1,000,000 Seattle, Washington,
             Port Revenue, Series A
             5.50%, 10/1/22, (FGIC)............................      1,055,100
                                                                  ------------
                                                                     7,281,195
                                                                  ------------
            West Virginia - 0.4%
    500,000 West Virginia State, Housing Development Funding
             Revenue, Series A
             6.05%, 5/1/27.....................................        536,595
                                                                  ------------
            Wisconsin - 9.1%
  4,500,000 Superior, Wisconsin,
             Limited Obligation Refunding Revenue, Midwest
             Energy Resource Co. Project, Series E-1991
             6.90%, 8/1/21, (FGIC).............................      5,679,990

 Principal
   Amount                                                             Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
            Wisconsin - continued
 $1,000,000 Wisconsin State, Health & Educational Facilities
             Authority Revenue, Childrens Hospital of Wisconsin
             Inc.
             5.00%, 2/15/18, (AMBAC)............................   $    996,260
            Wisconsin State, Housing & Economic Development
             Authority, Home Ownership Revenue:
  1,250,000 Series B, 5.60%, 3/1/28.............................      1,283,475
  2,500,000 Series H, 5.75%, 9/1/28.............................      2,584,875
     80,000 Wisconsin State, Transportation Revenue,
             Prerefunded, Series B
             5.50%, 7/1/22......................................         84,654
    920,000 Wisconsin State, Transportation Revenue, Unrefunded
             Balance, Series B, 5.50%, 7/1/22...................        939,725
                                                                   ------------
                                                                     11,568,979
                                                                   ------------
            Puerto Rico - 2.5%
  1,000,000 Commonwealth of Puerto Rico, General Obligation
             6.50%, 7/1/10, (MBIA)..............................      1,200,070
    500,000 Puerto Rico, Electric Power Authority, Power
             Refunding Revenue, Series Y
             6.50%, 7/1/06, (MBIA)..............................        579,655
    335,000 Puerto Rico, Housing, Bank & Finance Agency, Single
             Family Mortgage Revenue, 6.10%, 10/1/15,
             (GNMA, FNMA & FHLMC)...............................        356,554
  1,000,000 Puerto Rico, Public Finance Corp., Commonwealth
             Appropriated Revenue, Series A
             5.375%, 6/1/16, (AMBAC)............................      1,079,920
                                                                   ------------
                                                                      3,216,199
                                                                   ------------
            Total Long-Term Municipal Obligations
             (cost $116,513,880)................................    123,645,380
                                                                   ------------

   Shares
 MUTUAL FUND SHARES - 1.7%
  2,137,054 Federated Municipal Obligations Fund (cost
             $2,137,054)........................................      2,137,054
                                                                   ------------
            Total Investments -
             (cost $118,650,934).........................    98.8%  125,782,434
            Other Assets and
             Liabilities - net...........................     1.2     1,546,088
                                                            -----  ------------
            Net Assets - ................................   100.0% $127,328,522
                                                            =====  ============

             [LOGO OF HIGH GRADE MUNICIPAL BOND FUND APPEARS HERE]

                         November 30, 1998 (Unaudited)


The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of debt securities to meet their obligations may be affected by economic developments in a specific industry or munic-ipality. In order to reduce risk associated with such economic develop-ments, securities may possess municipal bond insurance from various fi-nancial institutions and financial guaranty assurance agencies. Therefore the Funds may be more affected by developments in the insurance industry or a specific municipal bond insurer. At November 30, 1998, 71.2% of the securities, as a percentage of net assets, are backed by bond insurance of various financial institutions and financial guaranty assurance agen-cies. At November 30, 1998, the Fund had securities backed by bond insur-ance of the following financial institutions representing more than 5% of net assets:

AMBAC 21.8%
FGIC 14.2%
MBIA 29.8%

Summary of Abbreviations:
AMBAC  Insured by American Municipal Bond Assurance Corporation
COP  Certificate of Participation
FGIC Insured by Federal Guaranty Insurance Company
FHLMC Insured by Federal Home Loan Mortgage Corporation
FNMA Insured by Federal National Mortgage Association
FSA  Insured by Financial Security Assurance Corporation
GNMA Insured by Government National Mortgage Association
MBIA Insured by Municipal Bond Investors Assurance Corporation

                  See Combined Notes to Financial Statements.

                   [LOGO OF MUNICIPAL BOND FUND APPEARS HERE]

                            Schedule of Investments
                         November 30, 1998 (Unaudited)

  Principal
   Amount                                                            Value

 LONG-TERM MUNICIPAL OBLIGATIONS - 97.4%
             Alabama - 1.6%
             Alabama State, Housing Finance Authority, Single
              Family Revenue:
 $ 2,005,000 Collateralized Home Mortgage,
             Series D-1 6.00%, 10/1/16........................   $    2,126,323
      35,000 Series A-2 10.75%, 6/1/13........................           37,476
   2,000,000 Alabama State, Water Pollution Control Authority,
              Revolving Fund Loan, Series B
              5.50%, 8/15/16..................................        2,087,900
     655,000 Birmingham, Alabama,
              Airport Authority, Airport Revenue
              5.625%, 7/1/26, (MBIA)..........................          696,291
   3,895,000 Jefferson County, Alabama,
              Board of Education, Capital Outlay, School
              Warrants, Series A
              5.80%, 2/15/20, (FSA)...........................        4,240,175
   9,900,000 Jefferson County, Alabama,
              Sewer Revenue, Series A54
              7.92%, 2/1/27 (d)...............................       11,385,495
                                                                 --------------
                                                                     20,573,660
                                                                 --------------
             Alaska - 3.8%
  15,000,000 Alaska State, Energy Authority, Utilities
              Revenue, Linked Bulls/Bears Floaters
              6.60%, 7/1/15, (FGIC) (c).......................       17,947,650
  15,580,000 Alaska State, Housing Finance Corp., General
              Obligation, Series A-2, 5.75%, 6/1/24...........       16,132,623
             Alaska State, Industrial Development and Export
              Authority:
   5,000,000 Refunding, Revolving Fund, Series A
             5.20%, 4/1/18....................................        5,018,900
   5,000,000 Snettisham Hydroelec, Series 1
              5.25%, 1/1/22...................................        5,069,550
   5,000,000 Valdez, Alaska,
              Marine Terminal Revenue, Pipeline, Inc. Project,
              Series C
              5.65%, 12/1/28..................................        5,103,700
                                                                 --------------
                                                                     49,272,423
                                                                 --------------
             Arizona - 1.4%
     850,000 Chandler, Arizona,
              Water & Sewer Revenue
              6.75%, 7/1/06, (FGIC)...........................          912,620
             Maricopa County, Arizona, Elementary School
              District:
   2,000,000 No. 008, Osborn Refunding
             7.50%, 7/1/07, (MBIA)............................        2,480,080
   3,750,000 No. 068, Series A
             6.75%, 7/1/14, (AMBAC)...........................        4,297,987
   6,000,000 No. 069
             8.125%, 1/1/10, (MBIA)...........................        7,979,040
   2,030,000 Pima County, Arizona,
              Unified School District No. 001, General
              Obligation
              7.50%, 7/1/03, (FGIC)...........................        2,335,637
                                                                 --------------
                                                                     18,005,364
                                                                 --------------

  Principal
   Amount                                                             Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
             California - 7.9%
 $ 1,500,000 Abag, California,
              Rhoda Haas Goldman Plaza Finance Authority for
              Non Profit Corps., COP
              5.125%, 5/15/15, (California Mortgage Insured)...   $    1,509,075
   1,000,000 Anaheim, California,
              Public Financing Authority, Lease Revenue, Public
              Improvements Project, Series C
              6.00%, 9/1/16, (FSA).............................        1,155,280
   7,750,000 California State, Educational Facilities Authority
              Revenue, Stanford University, Series N
              5.20%, 12/1/27...................................        7,922,282
   2,500,000 California State, General Obligation, Series BH,
              AMT
              5.50%, 12/1/18...................................        2,569,725
             California State Housing Finance Agency Revenue:
  12,000,000 Home Mortgage, Series D
             5.85%, 8/1/17.....................................       12,702,120
   1,980,000 Home Mortgage, Series H
             6.25%, 8/1/27.....................................        2,107,948
   7,000,000 Multifamily Housing, Series B
             5.40%, 8/1/18, (MBIA).............................        7,103,250
             California State, Public Works Board, Lease
              Revenue:
             California State University Projects, Series A:
   8,775,000 5.50%, 10/1/14....................................        9,375,034
   9,000,000 5.50%, 10/1/15....................................        9,542,340
   5,150,000 5.25%, 10/1/16....................................        5,322,268
   9,195,000 Community College Projects, Series B, 5.625%,
              3/1/16, (AMBAC)..................................        9,878,832
   3,700,000 Correctional State Prison, Series E
              5.50%, 6/1/15....................................        4,028,005
     200,000 Los Angeles County, California, Public Works
              Financing Authority, Lease Revenue, Multiple
              Capital Facilities Project, Series B
              5.125%, 12/1/17, (AMBAC).........................          203,880
   2,750,000 Palm Desert, California,
              Financing Authority, Tax Allocation Revenue,
              Project Area No.1, 5.625%, 4/1/23, (MBIA)........        2,929,410
     550,000 Poway, California,
              Community Facilities District, Special Tax,
              Parkway Business Center
              6.75%, 8/15/15...................................          601,667
   3,765,000 San Francisco, California, International Airport
              Revenue, Series Issue 10-A, AMT
              5.70%, 5/1/26....................................        3,999,635

                   [LOGO OF MUNICIPAL BOND FUND APPEARS HERE]

                         November 30, 1998 (Unaudited)

  Principal
   Amount                                                            Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
             California - continued
 $11,915,000 San Joaquin Hills, California,
              Toll Road Revenue, Senior Lien,
              (Eff. Yield 7.748%)
              0.00%, 1/1/19 (b)...............................   $    4,371,137
   3,000,000 San Jose, California, Redevelopment Agency, Tax
              Allocation, Merged Area Redevelopment Project,
              Series B
              5.75%, 8/1/11...................................        3,224,580
     400,000 San Juan, California,
              MSR Public Power Agency Revenue, Series B
              6.75%, 7/1/11...................................          436,272
             Southern California State, Public Power
              Authority:
   3,000,000 Power Project Revenue, Mead Adelanto Project,
             Series A
             5.00%, 7/1/17, (AMBAC)...........................        3,018,720
  10,000,000 Transmission Project Revenue, (Eff. Yield 5.93%)
             0.00%, 7/1/15, (FGIC)(b).........................        4,484,000
             Victor Valley, California,
              Joint Unified High School District, General
              Obligation:
   3,780,000  (Eff. Yield 6.25%)
              0.00%, 9/1/11, (MBIA)(b)........................        2,131,088
   4,450,000 (Eff. Yield 6.35%)
             0.00%, 9/1/13, (MBIA)(b).........................        2,228,026
     625,000 Vista, California,
              Community Development Commission Tax Allocation
              Revenue, Vista Redevelopment Project
              6.00%, 9/1/10...................................          724,475
                                                                 --------------
                                                                    101,569,049
                                                                 --------------
             Colorado - 6.2%
   4,000,000 Araphoe County, Colorado,
              Single Family Mortgage Revenue, Series A,
              (Eff. Yield 6.00%)
              0.00%, 9/1/10 (b)...............................        2,310,000
   5,000,000 Colorado Springs, Colorado, Company Utilities
              Revenue, Series A 5.375%, 11/15/26..............        5,149,400
             Colorado State, East 470 Public Highway Authority
              Revenue, Senior Series B:
   9,795,000 (Eff. Yield 5.30%)
             0.00%, 9/1/13 (b)................................        4,840,885
   4,000,000 (Eff. Yield 5.35%)
             0.00%, 9/1/14 (b)................................        1,855,880
   5,000,000 (Eff. Yield 5.449%)
             0.00%, 9/1/17 (b)................................        1,957,000
   1,880,000 Colorado State, Health Facilities Authority
              Revenue, Sisters Charity Health Care, Series A
             6.25%, 5/15/09, (MBIA)...........................        2,173,280

  Principal
   Amount                                                            Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
             Colorado - continued
             Colorado State, Housing Finance Authority
              Revenue, Single Family Mortgage:
 $ 2,275,000 Series A-2, AMT 6.60%, 5/1/28....................   $    2,513,989
   3,000,000 Series B- 2, 6.40%, 11/1/24......................        3,270,120
             Denver, Colorado,
              City & County Airport Revenue:
     140,000 Prerefunded Balance, Series A
             8.00%, 11/15/25..................................          156,467
     865,000 Prerefunded Balance, Series B
             7.25%, 11/15/12..................................          986,671
   3,000,000 Series A, AMT
             5.00%, 11/15/25, (FSA)...........................        2,926,710
   8,200,000 Series D, 7.75%, 11/15/13........................       10,493,458
             Unrefunded Balance:
   3,385,000 Series B, 7.25%, 11/15/12........................        3,743,945
     720,000 Series A, 7.25%, 11/15/25........................          825,574
   5,480,000 Series A, 7.50%, 11/15/23........................        6,360,033
   9,700,000 Series D, 7.75%, 11/15/21........................       10,714,620
     915,000 Series A, 8.00%, 11/15/25........................          993,589
     385,000 Series A, 8.00%, 11/15/25........................          421,825
   8,060,000 Series A, 8.75%, 11/15/23........................        9,137,542
             El Paso County, Colorado,
              School District No. 11, Colorado Springs:
   2,310,000 6.50%, 12/1/12...................................        2,812,725
   2,000,000 7.10%, 12/1/13...................................        2,570,320
   1,000,000 7.10%, 12/1/16...................................        1,290,910
   2,250,000 Larimer County, Colorado,
              School District
             7.00%, 12/15/16, (MBIA)..........................        2,891,115
                                                                 --------------
                                                                     80,396,058
                                                                 --------------
             Connecticut - 0.2%
   2,000,000 Connecticut State, Housing Finance Authority
              Revenue, AMT
             5.375%, 11/15/18.................................        2,023,120
                                                                 --------------
             Delaware - 0.1%
   1,600,000 Delaware State, Health Facilities Authority
              Revenue, Medical Center of Delaware
              7.00%, 10/1/15, (MBIA)..........................        1,836,416
                                                                 --------------
             District of Columbia - 1.5%
   1,500,000 District of Columbia Revenue, American
              Association for the Advancement of Science
              5.25%, 1/1/16, (AMBAC)..........................        1,549,020
   3,765,000 District of Columbia, Hospital Revenue,
              Medatlantic Healthcare Group, Series A
              6.00% 8/15/11, (MBIA)...........................        4,278,320

                   [LOGO OF MUNICIPAL BOND FUND APPEARS HERE]

                         November 30, 1998 (Unaudited)

  Principal
   Amount                                                            Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
             District of Columbia - continued
 $ 8,000,000 District of Columbia, Housing Revenue, Carnegie
              Endowment for International Peace
              5.75%, 11/15/26.................................   $    8,442,720
   5,705,000 Washington, District of Columbia, Convention
              Center Authority, Dedicated Tax Revenue,
              Senior Lien
              5.00%, 10/1/21, (AMBAC).........................        5,621,023
                                                                 --------------
                                                                     19,891,083
                                                                 --------------
             Florida - 2.6%
  10,000,000 Florida State, Board of Education, Capital
              Outlay, General Obligation, Public Education,
              Series B
              5.75%, 6/1/17...................................       10,666,400
             Gainesville, Florida,
              Utilities Systems Revenue, Series B:
   1,000,000 5.50%, 10/1/13...................................        1,059,320
     435,000 7.50%, 10/1/08...................................          549,435
     695,000 7.50%, 10/1/09...................................          888,474
     420,000 Hillsborough County, Florida, Housing Finance
              Agency, Single Family Mortgage Revenue, Series A
              7.30%, 4/1/22...................................          437,758
   3,580,000 Jacksonville, Florida,
              Transportation Authority Revenue
              9.20%, 1/1/15...................................        5,185,630
     300,000 Lee County, Florida,
              Solid Waste Systems Revenue, Series B
              7.00%, 10/1/11..................................          331,479
   8,000,000 Miami-Dade County, Florida,
              Special Obligation, Series A,
              (Eff. Yield 5.50%)
              0.00%, 10/1/16 (b)..............................        3,293,200
   2,000,000 Orange County, Florida,
              Health Facilities Authority Revenue, Orlando
              Regional Healthcare, Series A
              6.25%, 10/1/18, (MBIA)..........................        2,348,600
     495,000 Orange County, Florida,
              Housing Finance Authority Revenue, Single Family
              Mortgage, Series B
              6.85%, 10/1/27,
              (GNMA/FNMA).....................................          532,318
   2,960,000 Orlando-Orange County, Florida,
              Expressway Authority Revenue
              8.25%, 7/1/15, (FGIC)...........................        4,173,926
   1,250,000 Palm Beach County, Florida,
              Health Facilities Authority Revenue, Waterford
              Project
              5.50%, 10/1/15..................................        1,254,437
   1,000,000 Sarasota County, Florida,
              Utilities Systems Revenue
              6.50%, 10/1/22..................................        1,153,110

  Principal
   Amount                                                            Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
             Florida - continued
 $   500,000 Tampa, Florida,
              Allegheny Health Systems Revenue
              6.50%, 12/1/23..................................   $      576,825
     500,000 Tarpon Springs, Florida,
              Health Facilities Authority, Hospital Revenue,
              Tarpon Springs Hospital
              8.75%, 5/1/12...................................          511,470
                                                                 --------------
                                                                     32,962,382
                                                                 --------------
             Georgia - 3.2%
   4,255,000 Atlanta, Georgia,
              Metropolitan Rapid Transit Authority, Sales Tax
              Revenue, Series P
              6.25%, 7/1/11, (AMBAC)..........................        5,008,177
   3,000,000 Forsyth County, Georgia,
              School District, General Obligation
              6.75%, 7/1/16...................................        3,681,360
   6,500,000 Fulton County, Georgia, Development Authority
              Special Facilities Revenue, Delta Airlines Inc.
              Project
              5.45%, 5/1/23...................................        6,430,905
   9,800,000 Georgia State, Municipal Electric Authority,
              Power Revenue, Series B
              6.375%, 1/1/16..................................       11,534,502
  10,700,000 Georgia State, General Obligation, Series C
              5.25%, 4/1/11...................................       11,608,002
   2,620,000 Private Colleges & University Facilities
              Authority Revenue, Georgia, Mercer University
              Project
              6.40%, 11/1/11, (MBIA)..........................        3,108,578
                                                                 --------------
                                                                     41,371,524
                                                                 --------------
             Hawaii - 0.6%
             Hawaii State, Department of Budget and Finance,
              Special Purpose Revenue, Hawaiian Electric Co.,
              Inc., Series A:
   2,000,000 4.95%, 4/1/12....................................        2,048,480
   2,000,000 5.65%, 10/1/27, (MBIA)...........................        2,167,360
   4,060,000 Hawaii State, Housing Finance & Development Corp.
              Revenue, Series C, AMT
              5.35%, 7/1/20...................................        4,084,563
                                                                 --------------
                                                                      8,300,403
                                                                 --------------
             Idaho - 0.1%
     715,000 Idaho State, Housing Finance Authority Revenue,
              Single Family Mortgage Bonds, Series D-1
              8.00%, 1/1/20...................................          797,282
                                                                 --------------

                   [LOGO OF MUNICIPAL BOND FUND APPEARS HERE]

                         November 30, 1998 (Unaudited)

  Principal
   Amount                                                            Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
             Illinois - 4.4%
 $ 5,000,000 Chicago, Illinois,
              Public Building Commerce, Building Revenue,
              Series A
              5.75%, 12/1/18, (MBIA)..........................   $    5,329,700
   1,890,000 Chicago, Illinois,
              Single Family Mortgage Revenue, Series B, 6.95%,
              9/1/28..........................................        2,109,826
   4,000,000 Illinois State, Development Finance Authority,
              Pollution Control Revenue, Commonwealth Edison
              Company Project, Series D
              6.75%, 3/1/15, (AMBAC) .........................        4,587,680
   3,000,000 Illinois State, Educational Facilities Authority
              Revenue, Centegra Health Systems
              5.25%, 9/1/24...................................        2,950,200
   2,000,000 Illinois State, General Obligation
              5.70%, 4/1/10...................................        2,143,440
   9,000,000 Illinois State, Sales Tax Revenue, Series P
              6.50%, 6/15/22..................................       10,773,630
   2,965,000 Kankakee, Illinois,
              Sewer Revenue
              6.875%, 5/1/11, (FGIC)..........................        3,331,978
             Metropolitan Fair & Exposition Authority Revenue,
              Illinois:
  14,000,000 (Eff. Yield 6.75%)
             0.00%, 6/15/16 (b)...............................        5,861,940
   3,000,000 Series A 5.00%, 6/1/15...........................        2,993,310
  10,000,000 Northern Illinois State, University Revenues,
              Auxiliary Facilities Systems
              5.75%, 4/1/22, (FGIC)...........................       10,825,300
   4,950,000 Quincy, Illinois,
              Blessing Hospital Revenue
              6.00%, 11/15/18.................................        5,195,718
                                                                 --------------
                                                                     56,102,722
                                                                 --------------
             Indiana - 1.3%
   3,000,000 Goshen, Indiana,
              Revenue, Greencroft Obligation Group
              5.75%, 8/15/28..................................        2,909,040
   6,800,000 Indiana State, Housing Finance Authority, Single
              Family Mortgage Revenue, Series A3, AMT
              5.375%, 1/1/23,
              (FNMA/GNMA).....................................        6,847,736
   5,000,000 Indianapolis, Indiana,
              Gas Utility Revenue, Refunding Distribution
              Systems, Series A
              5.00%, 8/15/24..................................        4,901,150
   1,640,000 St. Joseph County, Indiana, Educational
              Facilities Revenue, University of Notre Dame
              6.50%, 3/1/26...................................        2,024,350
                                                                 --------------
                                                                     16,682,276
                                                                 --------------

  Principal
   Amount                                                            Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
             Kansas - 0.2%
 $ 2,000,000 Burlington, Kansas,
              Pollution Control Revenue, Kansas Gas & Electric
              Co. Project
              7.00%, 6/1/31, (MBIA)...........................   $    2,184,340
                                                                 --------------
             Kentucky - 1.8%
   8,000,000 Carroll County, Kentucky,
              Pollution Control Revenue, Kentucky Utility Co.,
              Series A
              7.45%, 9/15/16..................................        9,036,720
   6,000,000 Jefferson County, Kentucky, Hospital Revenue,
              Linked ACEs/INFLOs
              6.436%, 10/1/14, (MBIA) (c).....................        6,560,880
   4,000,000 Kentucky State, Housing Corp. Housing Revenue,
              Series B
              5.30%, 7/1/18...................................        4,041,680
   2,725,000 Trimble County, Kentucky,
              Pollution Control Revenue, Louisville Gas &
              Electric Co.
              7.625%, 11/1/20.................................        2,945,916
                                                                 --------------
                                                                     22,585,196
                                                                 --------------
             Louisiana - 1.5%
   3,000,000 Louisiana State, Offshore Term Refunding, Loop
              LLC Project
              5.20%, 10/1/18..................................        2,981,340
   1,395,000 Louisiana State, Public Facilities Authority,
              Health & Education Revenue, Series D
              7.90%, 12/1/15..................................        1,422,900
             Louisiana State, Public Facilities Authority,
              Hospital Revenue, Franciscan Missionaries:
   5,000,000 Series A, 5.50%, 7/1/10..........................        5,445,650
   4,345,000 Series C, 5.375%, 7/1/13.........................        4,553,604
             New Orleans, Louisiana, General Obligation:
   6,960,000 (Eff. Yield 6.05%)
             0.00%, 9/1/14, (AMBAC) (b).......................        3,239,184
   2,800,000 (Eff. Yield 7.10%)
             0.00%, 9/1/15, (AMBAC) (b).......................        1,241,380
                                                                 --------------
                                                                     18,884,058
                                                                 --------------
             Maine - 0.3%
   4,000,000 Maine State, Housing Authority Revenue, Mortgage
              Purchase, Series C2, AMT
              6.05%, 11/15/28.................................        4,172,680
                                                                 --------------
             Massachusetts - 6.2%
             Massachusetts Bay Transportation Authority
              Revenue:
   3,000,000 Coupon Transportation Systems, Series B
             5.00%, 3/1/28....................................        2,946,210
   7,950,000 General Transportation Systems: Series A
             6.25%, 3/1/12....................................        9,298,797

                   [LOGO OF MUNICIPAL BOND FUND APPEARS HERE]

                         November 30, 1998 (Unaudited)

  Principal
   Amount                                                              Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
             Massachusetts - continued
             Massachusetts Bay Transportation Authority Revenue:
 $ 1,950,000 Series A
             7.00%, 3/1/21, (MBIA)..............................   $    2,415,816
   2,125,000 Series B, 6.20%, 3/1/16............................        2,488,481
             Massachusetts State, Development Finance Agency
              Revenue:
     700,000 New England Center for Children
             5.875%, 11/1/18....................................          710,640
   1,000,000 Regis College
             5.25%, 10/1/18.....................................          981,750
   2,000,000 Massachusetts State, General Obligation,
              Consolidated Loan, Series C
              5.25%, 8/1/16.....................................        2,082,480
             Massachusetts State, Health & Educational
              Facilities Authority Revenue:
   5,450,000 Boston Medical Center, Series A
             5.25%, 7/1/14......................................        5,653,939
   1,900,000 Cape Cod Healthcare, Series B
             5.45%, 11/15/23....................................        1,902,527
  12,245,000 Caregroup Issue, Series A
             5.00%, 7/1/18......................................       12,138,591
   5,000,000 Jordan Hospital, Series D
             5.25%, 10/1/23.....................................        4,878,100
   2,900,000 Milford Whitinsville Regional Hospital, Series C
             5.25%, 7/15/18.....................................        2,854,296
     700,000 Milton Hospital, Series B
             7.25%, 7/1/05......................................          746,900
     500,000 North Adams Regional Hospital, Series C, 6.75%,
             7/1/09.............................................          543,985
   4,250,000 Massachusetts State, Housing Finance Agency
              Revenue, Housing Development,
              Series D, AMT
              5.40%, 6/1/20.....................................        4,297,515
             Massachusetts State, Industrial Finance Agency
              Revenue:
   2,600,000 College of Holy Cross
             5.00%, 9/1/23......................................        2,574,676
   1,000,000 Parking Facilities Revenue, Avon Associate, Series
             A
             5.375%, 4/1/20, (MBIA).............................        1,012,850
   4,750,000 Refunding, Ogden Haverhill Project, Series A
             5.60%, 12/1/19.....................................        4,754,180
   8,500,000 Massachusetts State, Industrial Finance Agency
              Solid Waste Disposal Revenue, Senior Lien,
              Massachusetts Recycling Association,
              9.00%, 8/1/16 (e).................................        2,824,975
   6,800,000 Massachusetts State, Municipal Wholesale Electric
              Co., Power Supply Systems Revenue, Series A
              7.02%, 7/1/18.....................................        7,223,368

  Principal
   Amount                                                            Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
             Massachusetts - continued
 $20,000,000 Massachusetts State, Turnpike Authority,
              Metropolitan Highway Systems Revenue, Senior
              Series C,
              (Eff. Yield 5.549%)
              0.00%, 1/1/22 (b)...............................   $    6,287,400
     610,000 Massachusetts State, Water Pollution Abatement
              Trust Revenue, Pool Loan Program, Series 2
              6.125%, 2/1/08..................................          700,231
                                                                 --------------
                                                                     79,317,707
                                                                 --------------
             Michigan - 2.9%
   1,000,000 Michigan State, Building Authority Revenue,
              Facilities Program, Series II,
              (Eff. Yield 5.25%)
              0.00%, 10/15/11, (AMBAC)(b).....................          558,570
   2,860,000 Michigan State, Higher Education Student Loan,
              Series XVII-B
              5.40%, 6/1/18, (AMBAC)..........................        2,822,477
             Michigan State, Hospital Finance Authority
              Revenue:
   6,970,000 Henry Ford Health Systems, Series A
             5.25%, 11/15/20..................................        7,007,498
   7,500,000 Oakwood Hospital Obligation Group, Series A
             5.625%, 11/1/18..................................        7,841,550
  10,000,000 Monroe County, Michigan, Economic Development
              Corp., Limited Obligation Revenue, Detroit
              Edison Co.
              6.95%, 9/1/22, (FGIC)...........................       12,962,400
             Wayne Charter County, Michigan, Airport Revenue,
              Detroit Metropolitan Wayne County Airport:
   3,500,000 Series A, AMT
             5.25%, 12/1/18, (MBIA)...........................        3,561,180
   3,000,000 Series B
             5.25%, 12/1/17, (MBIA)...........................        3,082,380
                                                                 --------------
                                                                     37,836,055
                                                                 --------------
             Minnesota - 1.1%
             Minneapolis & St. Paul, Minnesota, Metropolitan
              Airports Common Airport Revenue, Series B, AMT:
   5,000,000 5.25%, 1/1/14, (AMBAC)...........................        5,198,200
   9,150,000 5.25%, 1/1/15, (AMBAC)...........................        9,472,812
                                                                 --------------
                                                                     14,671,012
                                                                 --------------
             Mississippi - 0.3%
   1,000,000 Harrison County, Mississippi, Wastewater
              Treatment Management District Revenue
              8.50%, 2/1/13...................................        1,423,400
   2,000,000 Mississippi State, Home Corp., Single Family
              Revenue Mortgage, Series B, Class 7
              5.25%, 6/1/99, (FNMA/GNMA)......................        2,138,660
                                                                 --------------
                                                                      3,562,060
                                                                 --------------

                   [LOGO OF MUNICIPAL BOND FUND APPEARS HERE]

                         November 30, 1998 (Unaudited)

  Principal
   Amount                                                            Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
             Missouri - 1.3%
 $ 4,900,000 Bridgeton, Missouri,
              Industrial Development Authority Revenue, Senior
              Housing Revenue, The Sarah Community Project
              5.80%, 5/1/18...................................   $    4,842,425
     500,000 Joplin, Missouri,
              Industrial Development Authority Revenue,
              Catholic Health Initiatives, Series A
              5.125%, 12/1/15.................................          505,030
   4,200,000 Kansas City, Missouri, Municipal Assistance Corp.
              Revenue, Refunding Leasehold, Series A
              5.125%, 4/15/15, (MBIA)                                 4,274,298
   2,040,000 Missouri State, Housing Development Commission,
              Single Family Mortgage Revenue, Series B
              6.45%, 9/1/27...................................        2,179,373
             Sikeston, Missouri,
              Electric Revenue:
     450,000 6.00%, 6/1/13, (MBIA)............................          513,491
     200,000 6.00%, 6/1/14, (MBIA)............................          228,374
   3,200,000 St. Louis, Missouri, Airport Revenue, Lambert
              St. Louis International Airport, Series B, AMT
              5.25%, 7/1/27, (FGIC)...........................        3,239,968
   1,250,000 West Plains, Missouri, Industrial Development
              Authority, Hospital Revenue, Ozarks Medical
              Center
              5.65%, 11/15/22.................................        1,263,662
                                                                 --------------
                                                                     17,046,621
                                                                 --------------
             Nebraska - 1.2%
  15,000,000 Nebraska State, Investment Finance Authority,
              Single Family Housing Revenue, Series F
              5.60%, 9/1/20,
              (GNMA/FNMA/FHLMC)...............................       15,208,950
                                                                 --------------
             Nevada - 1.4%
             Clark County, Nevada:
   4,905,000  Airport Revenue, Series A
              5.50%, 7/1/15, (MBIA)...........................        5,222,108
   6,000,000 General Obligation, Series A
             7.50%, 6/1/09, (AMBAC)...........................        7,600,440
   5,000,000 Nevada State, Municipal Bond Bank Projects 66 &
              67, General Obligation, Series A
             5.00%, 5/15/28, (FGIC)...........................        4,917,800
                                                                 --------------
                                                                     17,740,348
                                                                 --------------
             New Hampshire - 1.9%
   3,155,000 New Hampshire State, Higher Education & Health
              Facilities Authority, Frisbie Memorial Hospital
              Revenue
             6.125%, 10/1/13..................................        3,305,620

  Principal
   Amount                                                            Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
             New Hampshire - continued
 $20,615,000 New Hampshire State, Turnpike Systems Revenue
             5.75%, 4/1/20....................................   $   21,449,701
                                                                 --------------
                                                                     24,755,321
                                                                 --------------
             New Jersey - 0.2%
   1,000,000 Gloucester County, New Jersey, Improvement
              Authority, Solid Waste Resource Recovery
              Revenue, SES Gloucester Company LP Project,
              Series A
             8.125%, 7/1/10,
             (LOC: Fuji Bank Ltd.)............................        1,003,880
   1,000,000 New Jersey State, Health Care Facilities
              Financing Authority Revenue, Jersey Shore
              Medical Center
             6.125%, 7/1/12, (AMBAC)..........................        1,109,940
   1,055,000 Salem County, New Jersey, Pollution Control
              Finance Authority, Waste Disposal Revenue
             6.50%, 11/15/21..................................        1,128,734
                                                                 --------------
                                                                      3,242,554
                                                                 --------------
             New Mexico - 1.5%
   1,500,000 Albuquerque, New Mexico, Hospital System Revenue,
              Series A
             6.375%, 8/1/07, (MBIA)...........................        1,633,710
             Farmington, New Mexico, Pollution Control
              Revenue:
  10,000,000 Public Service Co. of San Juan, Series C
             5.70%, 12/1/16, (AMBAC)..........................       10,819,200
   5,000,000 Southern California Edison Co., Series A
             5.875%, 6/1/23, (MBIA)...........................        5,382,250
   1,000,000 University of New Mexico, New Mexico, University
              Revenues, Series A
             6.00%, 6/1/21....................................        1,137,300
                                                                 --------------
                                                                     18,972,460
                                                                 --------------
             New York - 10.8%
             Long Island Power Authority, New York, Electric
              Systems Revenue:
   5,000,000 5.00%, 4/1/13, (MBIA)............................        5,115,200
  12,750,000 Series A, 5.75%, 12/1/24.........................       13,619,423
             Metropolitan Transportation Authority, New York,
              Transportation Facilities Revenue:
  10,000,000 Series A 5.70%, 7/1/17, (MBIA)...................       10,794,400
  11,600,000 Service Contract, Series 7
             5.625%, 7/1/16...................................       12,000,316
   5,000,000 Service Contract, Series R
             5.50%, 7/1/17....................................        5,224,700

                   [LOGO OF MUNICIPAL BOND FUND APPEARS HERE]

                         November 30, 1998 (Unaudited)

  Principal
   Amount                                                              Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
             New York - continued
             New York City, New York:
             Prerefunded Balance, Series A:
 $    85,000 5.75%, 8/1/10, (FGIC)..............................   $       91,873
     365,000 7.75%, 8/15/08.....................................          408,585
     195,000 7.75%, 8/15/14.....................................          218,285
     315,000 Unrefunded Balance, Series A
             5.75%, 8/1/10, (FGIC)..............................          334,895
             New York City, New York, Municipal Water Finance
              Authority, Water & Sewer Systems Revenue:
  14,900,000 Series A65
             7.77%, 6/15/29 (a).................................       17,169,568
             Series B:
   5,000,000 5.125%, 6/15/17, (FSA).............................        5,070,900
   1,300,000 5.75%, 6/15/26, (MBIA).............................        1,396,694
   6,000,000 5.75%, 6/15/26, (MBIA/IBC).........................        6,489,060
             New York City, New York, General Obligation:
     300,000 Prerefunded Balance, Series A
             7.75%, 8/15/15.....................................          335,823
   2,500,000 Refunded Balance, Series G
             6.75%, 2/1/09, (FGIC)..............................        2,978,425
             Unrefunded Balance, Series A:
     250,000 7.75%, 8/15/08.....................................          276,912
     140,000 7.75%, 8/15/14.....................................          154,577
     220,000 7.75%, 8/15/15.....................................          242,966
             New York State, Dormitory Authority Revenue:
   4,200,000 Buena Vida Nursing Home, Series A
             5.25%, 7/1/28, (Sonyma)............................        4,175,808
   3,980,000 City University Educational Facilities, Series D
             7.00%, 7/1/09, (FGIC/TCRS).........................        4,741,971
   5,000,000 Mental Health Services Facilities, Series A
             5.75%, 8/15/22.....................................        5,261,500
   4,700,000 Refunding Secured, Brookdale Hospital Medical
             Center
             5.10%, 2/15/12, (ACA/CBI/FSA)......................        4,977,018
   2,500,000 Secured Hospital, Interfaith Medical Center, Series
             A
             5.25%, 2/15/16.....................................        2,515,625
     545,000 New York State, Environmental Facilities Corp.,
              Pollution Control Revenue, State Water Revolving
              Fund, Unrefunded Balance, Series E
              6.875%, 6/15/10...................................          594,737
   7,000,000 New York State, Housing Corp. Revenue, Series A,
              (Eff. Yield 6.17%)
              0.00%, 11/1/10 (b)................................        6,675,620

  Principal
   Amount                                                            Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
             New York - continued
             New York State, Medical Care Facilities, Finance
              Agency Revenue:
 $ 2,900,000 6.375%, 8/15/14, (FGIC)..........................   $    3,257,135
   2,140,000 6.375%, 11/15/19, (AMBAC)........................        2,403,134
   1,435,000 Health Center Projects, Series A
             6.375%, 11/15/19.................................        1,578,859
             New York State, Mortgage Agency Revenue,
              Homeowener Mortgage:
   4,500,000 Series 27
             6.90%, 4/1/15....................................        4,855,230
   6,400,000 Series 69
             5.50%, 10/1/28...................................        6,496,256
   6,000,000 Series 73-A, AMT
             5.30%, 10/1/28 (c)...............................        6,000,120
   1,125,000 New York State, Power Authority Revenue, General
              Purpose Revenue
              7.00%, 1/1/18...................................        1,362,386
   1,175,000 New York State, Urban Development Corp. Revenue,
              Correctional Facilities, Series A
              6.50%, 1/1/09...................................        1,362,201
     500,000 Niagara Falls, New York, Public Improvement,
              General Obligation
              7.50%, 3/1/14, (MBIA)...........................          657,605
     470,000 Triborough Bridge & Tunnel Authority, New York,
              Special Obligation, Refunding, Series A
              5.25%, 1/1/14, (FGIC)...........................          489,453
                                                                 --------------
                                                                    139,327,260
                                                                 --------------
             North Dakota - 1.6%
             North Dakota State, Housing Finance Agency
              Revenue:
             Housing Finance Program, Home Mortgage Finance,
             Series C:
  15,000,000 5.50%, 7/1/29, (MBIA)............................       15,205,950
   5,000,000 5.55%, 7/1/29....................................        5,063,700
                                                                 --------------
                                                                     20,269,650
                                                                 --------------
             Ohio - 2.8%
   2,000,000 Adams County, Ohio, Valley Local School District,
              General Obligation
              7.00%, 12/1/15..................................        2,531,800
   2,000,000 Butler County, Ohio, Transportation Improvement
              District Revenue, Series A
              6.00%, 4/1/12, (FSA)............................        2,248,600
   7,000,000 Cleveland, Ohio, Public Power Systems Revenue,
              First Mortgage, Series A
              7.00%, 11/15/16, (MBIA).........................        8,191,610
  12,000,000 Hamilton County, Ohio,
              Sales Tax Revenue, Hamilton County Football
              Project, Series B
              5.00%, 12/1/18, (MBIA)..........................       12,014,160

                   [LOGO OF MUNICIPAL BOND FUND APPEARS HERE]

                         November 30, 1998 (Unaudited)

  Principal
   Amount                                                            Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
             Ohio - continued
 $ 2,500,000 Montgomery County, Ohio, Hospital Revenue,
              Kettering Medical Center
              6.25%, 4/1/20, (MBIA)...........................   $    2,958,625
   1,000,000 Ohio State, Higher Educational Facility
              Commission Revenue
              6.125%, 11/15/17, (MBIA)........................        1,101,940
   6,500,000 Ohio State, Housing Finance Agency, Residential
              Mortgage Revenue, Series B, AMT
              5.40%, 9/1/29, (GNMA)...........................        6,520,800
                                                                 --------------
                                                                     35,567,535
                                                                 --------------
             Pennsylvania - 4.4%
   2,500,000 Allegheny County, Pennsylvania, Sewer Revenue
              (Eff. Yield 6.10%)
              0.00%, 6/1/15, (FGIC)(b)........................        1,112,875
   2,000,000 Lebanon County, Pennsylvania, Good Samaritan
              Hospital Authority, Project Revenue
              6.00%, 11/15/18.................................        2,090,200
   2,000,000 McKeesport, Pennsylvania, Area School District,
              General Obligation, Series B,
              (Eff. Yield 6.25%)
              0.00%, 10/1/15, (FSA)(b)........................          886,020
     900,000 Montgomery County, Pennsylvania, Industrial
              Development & Pollution Control, Philadelphia
              Electric Co.
              7.60%, 4/1/21...................................          974,232
   2,650,000 Penn Hills Township, Pennsylvania, General
              Obligation, Series B,
              (Eff. Yield 6.79%)
              0.00%, 6/1/13, (AMBAC) (b)......................        1,338,648
   4,000,000 Pennsylvania State, Higher Educational Facilities
              Authority Revenue, Allegheny General Hospital,
              Series A
              7.125%, 9/1/07..................................        3,575,200
   5,545,000 Pennsylvania State, Housing Finance Agency
              Revenue, Residential Development,
              Section 8, Series A
              7.60%, 7/1/13...................................        5,916,903
   1,750,000 Pennsylvania State, Industrial Development
              Authority Revenue,
              6.00%, 1/1/12, (AMBAC)..........................        1,905,330
             Philadelphia, Pennsylvania,
              Hospital & Higher Education Facilities Authority
              Revenue:
   3,000,000 Albert Einstein Medical Center
             7.00%, 10/1/21...................................        3,317,370
   1,000,000 Community College, Series B
             6.50%, 5/1/07, (MBIA)............................        1,156,430
   7,360,000 Philadelphia, Pennsylvania, Municipal Authority
              Revenue, Municipal Services Building Lease,
              (Eff. Yield 7.50%)
              0.00%, 3/15/14, (FSA) (b).......................        3,502,845

  Principal
   Amount                                                            Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
             Philadelphia, Pennsylvania,
              Water & Wastewater Revenue:
 $ 9,600,000 5.00%, 6/15/16, (FSA)............................   $    9,607,104
   4,610,000 5.50%, 8/1/14, (MBIA)............................        4,847,092
   5,000,000 5.60%, 8/1/18, (MBIA)............................        5,248,800
   6,350,000 Sayre, Pennsylvania,
              Health Care Facilities Authority Revenue,
              Guthrie Healthcare, Series A
              7.10%, 3/1/17...................................        6,865,620
   2,000,000 Shaler, Pennsylvania,
              Area School District, General Obligation, Series
              A,
              (Eff. Yield 5.55%)
              0.00%, 11/15/17, (FGIC) (b).....................          784,920
             Shaler, Pennsylvania,
              Area School District, Series A:
   2,000,000 (Eff. Yield 5.60%)
             0.00%, 11/15/18, (FGIC) (b)......................          739,860
   2,000,000 (Eff. Yield 5.60%)
             0.00%, 11/15/19, (FGIC) (b)......................          701,000
   2,550,000 Washington County, Pennsylvania, Hospital
              Authority Revenue, Shadyside Hospital Project
              5.75%, 12/15/14, (AMBAC)........................        2,732,197
                                                                 --------------
                                                                     57,302,646
                                                                 --------------
             South Carolina - 1.2%
             South Carolina State, Ports Authority Revenue:
   4,880,000 5.00%, 7/1/16, (FSA).............................        4,828,662
   3,095,000 5.375%, 7/1/15, (FSA)............................        3,211,403
   7,500,000 York County, South Carolina, Industrial
              Development Revenue, Exempt Facilities, Hoechst
              Celanese Corp.
              5.70%, 1/1/24...................................        7,625,550
                                                                 --------------
                                                                     15,665,615
                                                                 --------------
             South Dakota - 0.5%
   6,620,000 South Dakota State, Housing Development Authority
              Revenue, Homeownership Mortgage, Series F
              5.80%, 5/1/28...................................        6,849,251
                                                                 --------------
             Tennessee - 3.2%
   7,465,000 Bristol, Tennessee,
              Health & Educational Facilities Authority
              Revenue, Bristol Memorial Hospital
              6.75%, 9/1/10, (FGIC)...........................        9,019,960
             Knox County, Tennessee,
              Health & Educational Facilities Authority
              Revenue, Fort Sanders Alliance:
   9,000,000 Series B, 7.25%, 1/1/10..........................       11,137,770
   4,500,000 Series C, 5.25%, 1/1/15..........................        4,698,675
  10,000,000 Metro Government, Nashville & Davidson Counties,
              Tennessee, Step Bond,
              (Eff. Yield 4.92%)
              0.00%, 1/1/12, (FGIC) (b).......................       12,846,700

                   [LOGO OF MUNICIPAL BOND FUND APPEARS HERE]

                         November 30, 1998 (Unaudited)

  Principal
   Amount                                                            Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
             Tennessee - continued
 $ 4,000,000 Tennessee State, Housing Development Authority
              Revenue, Homeownership Program,
              Issue 2, AMT
              5.35%, 7/1/23...................................   $    4,017,080
                                                                 --------------
                                                                     41,720,185
                                                                 --------------
             Texas - 7.3%
  10,000,000 Alliance, Texas,
              Airport Authority, Inc., Texas Special
              Facilities Revenue, Federal Express Corp.
              Project
              6.375%, 4/1/21..................................       10,754,500
             Austin, Texas,
              Utility Systems Revenue:
   5,000,000 5.75%, 5/15/24, (FGIC)...........................        5,276,650
   2,000,000 Series B
             5.70%, 11/15/21, (MBIA)..........................        2,146,680
             Bexar, Texas,
              Metropolitan Water District Waterworks Systems
              Revenue:
     840,000 Prerefunded
             5.875%, 5/1/22, (MBIA)...........................          941,296
             Unrefunded Balance:
   1,160,000 5.875%, 5/1/22, (MBIA)...........................        1,253,774
      25,000 6.625%, 5/1/14, (AMBAC)..........................           27,274
      30,000 Brazos County, Texas,
              Health Facilities Development Revenue,
              Franciscan Service Corp., Series B
              5.375%, 1/1/22, (MBIA)..........................           30,802
      60,000 Brazos County, Texas,
              Housing Finance Corp., Single Family Mortgage
              Revenue
              5.80%, 9/1/25, (GNMA/FNMA)......................           62,237
   2,400,000 Brownsville, Texas,
              Utilities Systems Revenue
              6.25%, 9/1/14, (MBIA)...........................        2,839,944
   5,000,000 Gulf Coast, Texas,
              Industrial Development Authority, Waste Disposal
              Revenue, Valero Refining Project
              5.60%, 12/1/31..................................        4,963,950
             Harris County, Texas,
              Health Facilities Development Corp., Hospital
              Revenue:
   5,000,000 6.60%, 6/1/14....................................        5,716,000
   2,480,000 Hermann Hospital Project
             6.375%, 10/1/17..................................        2,809,915
   2,525,000 Memorial Hospital Systems Project:
             7.125%, 6/1/15...................................        2,799,417
             Series A:
   3,215,000 6.00%, 6/1/09....................................        3,633,850
   1,990,000 6.00%, 6/1/12....................................        2,250,272
             School Health Care Systems, Series B:
   5,000,000 5.75%, 7/1/27....................................        5,269,250
  10,000,000 5.75%, 7/1/27, (MBIA)............................       10,854,400

  Principal
   Amount                                                            Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
             Texas - continued
 $ 4,000,000 Harris County, Texas,
              Toll Road Revenue, Subordinate Lien, Series A
              7.00%, 8/15/10..................................   $    4,937,800
             Houston, Texas,
              Airport Systems Revenue:
   5,000,000 Special Facilities Continental Airlines, Series B
             6.125%, 7/15/27..................................        5,137,100
   2,500,000 Subordinated Lien, Series B, AMT
             5.00%, 7/1/25, (FGIC)............................        2,435,725
             Houston, Texas,
              Water & Sewer Systems Revenue:
   2,700,000 Junior Lien, Series C
             (Eff. Yield 6.85%)
             0.00%, 12/1/10 (b)...............................        1,566,945
   3,000,000 Series C, (Eff. Yield 6.90%)
             0.00%, 12/1/11 (b)...............................        1,638,720
   1,090,000 Montgomery County, Texas, General Obligation,
              (Eff. Yield 5.30%)
              0.00%, 3/1/10, (MBIA) (b).......................          657,325
   2,000,000 Port Arthur, Texas,
              Navigation District, General Obligation,
              (Eff. Yield 4.90%)
              0.00%, 3/1/09, (AMBAC) (b)......................        1,278,040
   2,000,000 Port Corpus Christi, Texas,
              Industrial Development Revenue, Valero Energy
              Corp. AMT
              5.125%, 4/1/09..................................        2,015,720
   1,085,000 Rio Grande Valley, Texas,
              Health Facilities Corp., Hospital Revenue,
              Baptist Medical Project
              8.00%, 8/1/17...................................        1,109,412
   2,565,000 Tarrant County, Texas,
              Health Facilities Development Revenue, Texas
              Health Resources Systems, Series A
              5.75%, 2/15/15, (MBIA)..........................        2,827,707
   6,415,000 Tarrant County, Texas,
              Housing Finance Corp. Revenue, Single Family
              Mortgage, Series A,
              (Eff. Yield 11.00%)
              0.00%, 9/15/16, (MBIA) (b)......................        2,628,803
   2,500,000 Texas State, General Obligation, RIBS, Series B
              8.516%, 9/30/11 (a).............................        3,351,825
             Texas State, Municipal Power Agency Revenue:
     175,000 5.25%, 9/1/12, (MBIA)............................          178,595
     130,000 6.10%, 9/1/09....................................          148,948
   1,125,000 (Eff. Yield 7.35%)
             0.00%, 9/1/08, (AMBAC) (b).......................          736,852
   1,475,000 University of Texas, Texas, University Revenues,
              Unrefunded Balance, Series B
              6.75%, 8/15/13..................................        1,595,124
                                                                 --------------
                                                                     93,874,852
                                                                 --------------

                   [LOGO OF MUNICIPAL BOND FUND APPEARS HERE]

                         November 30, 1998 (Unaudited)

  Principal
   Amount                                                            Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
             Utah - 0.9%
 $   120,000 Utah State, Housing Finance Agency, Single Family
              Mortgage Revenue, Series C2
              7.95%, 7/1/10...................................   $      125,392
             Utah State, Intermountain Power Agency Revenue:
  10,000,000 Series A
             5.25%, 7/1/15, (MBIA)............................       10,273,300
   6,500,000 Series C,
             (Eff. Yield 6.80%)
             0.00%, 7/1/20 (b)................................        1,167,400
                                                                 --------------
                                                                     11,566,092
                                                                 --------------
             Vermont - 0.4%
   3,000,000 Vermont State, Educational & Health Building
              Financing Agency Revenue, Middlebury College
              Project
              6.00%, 11/1/22..................................        3,230,970
   1,485,000 Vermont State, Housing Finance Agency Revenue,
              Single Family, Series 1
              8.15%, 5/1/25...................................        1,502,315
                                                                 --------------
                                                                      4,733,285
                                                                 --------------
             Virginia - 1.9%
   3,290,000 Virginia State, Housing Development Authority,
              General Obligation, Series D, Subseries D-2
              5.40%, 7/1/21...................................        3,315,497
             Virginia State, Housing Development Authority,
              Multifamily Housing Revenue:
   3,245,000 Series E, AMT
             5.60%, 11/1/17...................................        3,347,769
  11,640,000 Subseries B, AMT
             5.50%, 1/1/22....................................       11,813,320
             Winchester, Virginia,
              Industrial Development, Hospital Revenue,
              Winchester Medical Center:
   5,500,000 5.50%, 1/1/15, (AMBAC)...........................        5,768,730
                                                                 --------------
                                                                     24,245,316
                                                                 --------------
             Washington - 2.2%
   3,675,000 Chelan County, Washington,
              Public Utility, District #001, Conservation
              Revenue Chelan Hydro Division II, Series A, AMT
              5.25%, 7/1/33, (FSA)............................        3,695,617
             King County, Washington,
              General Obligation:
   4,400,000  Refunding, Renton School District No. 403
              5.25%, 6/1/12...................................        4,593,908
   2,000,000 School District No. 415
             5.875%, 6/1/16, (FSA)............................        2,152,360
   1,000,000 Tacoma, Washington,
              Electric Systems Revenue
              6.25%, 1/1/15, (FGIC)...........................        1,095,230

  Principal
   Amount                                                            Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
             Washington - continued
             Washington State, General Obligation:
 $ 1,000,000 Series A, 6.75%, 2/1/15..........................   $    1,216,170
   5,000,000 Series C, 5.00%, 1/1/22, (FGIC)..................        4,959,700
   3,650,000 Washington State, Housing Finance Commission
              Revenue, Single Family Program, Series 4-A, AMT
              5.40%, 12/1/24, (FNMA/GNMA).....................        3,675,805
             Washington State, Public Power Supply System:
   4,000,000 Nuclear Project No. 3,
             (Eff. Yield 10.09%)
             0.00%, 7/1/12 (b)................................        2,059,800
   4,780,000 Nuclear Project No. 3, Series 1993-B
             5.60%, 7/1/15, (MBIA)............................        4,943,715
                                                                 --------------
                                                                     28,392,305
                                                                 --------------
             Wisconsin - 0.4%
   5,000,000 Wisconsin State, Housing & Economic Development
              Authority, General Obligation, Series D
              5.40%, 9/1/18...................................        5,043,050
                                                                 --------------
             Wyoming - 0.8%
  10,170,000 Wyoming State, Community Development Authority,
              Housing Revenue, Series 4
              5.85%, 6/1/28...................................       10,603,344
                                                                 --------------
             Puerto Rico - 2.3%
             Commonwealth of Puerto Rico, General Obligation:
   3,000,000  6.45%, 7/1/17...................................        3,424,440
   2,600,000 (Eff. Yield 5.53%)
             0.00%, 7/1/14, (MBIA)(b).........................        1,248,104
             Commonwealth of Puerto Rico, Highway &
              Transportation Authority Revenue:
  10,000,000 Series A,
             (Eff. Yield 4.95%)
             0.00%, 7/1/15, (AMBAC)(b)........................        4,527,900
   9,590,000 Series Y, 5.50%, 7/1/26..........................       10,005,822
   3,330,000 Commonwealth of Puerto Rico, Industrial, Tourist,
              Educational, Medical, Environmental Control
              Facilities, Finance Authority Revenue
              6.25%, 7/1/24...................................        3,704,126
   6,250,000 Commonwealth of Puerto Rico, Public Buildings
              Authority, General Obligation, Guaranteed Public
              Education & Health Facilities, Step Bond, Series
              M, (Eff. Yield 5.74%)
              5.70%, 7/1/16 (b) ..............................        6,540,937
                                                                 --------------
                                                                     29,451,329
                                                                 --------------
             Total Long-Term Municipal Obligations
              (cost $1,199,466,210) ..........................    1,254,574,839
                                                                 --------------

                   [LOGO OF MUNICIPAL BOND FUND APPEARS HERE]

                         November 30, 1998 (Unaudited)

  Principal
   Amount                                                            Value

 SHORT-TERM MUNICIPAL SECURITIES - 0.8% (a)
             California - 0.0%
 $   715,000 Irvine Ranch, California,
              Water District Revenue, Consolidated Bonds
              3.25%, 10/01/10,
              (LOC: Landesbank Hessen) .......................   $      715,000
      59,000 Tustin, California,
              Improvement Bond Act 1915, Reassessment District
              No. 95-2, Special Assessment, Series A
              3.25%, 9/13/02,
              (LOC: Kredietbank N.V.) ........................           59,000
                                                                 --------------
                                                                        774,000
                                                                 --------------
             Florida - 0.0%
      55,000 Dade County, Florida,
              Health Facilities Authority, Hospital Revenue,
              Miami Children's Hospital Project
              3.30%, 9/01/20,
              (LOC: Barnett Bank of South Florida) ...........           55,000
      40,000 Dade County, Florida,
              Water & Sewer Systems Revenue
              3.00%, 10/22/05,
              (SPA: Commerzbank & Ins.
              by FGIC) .......................................           40,000
                                                                 --------------
                                                                         95,000
                                                                 --------------
             Massachusetts - 0.1%
     875,000 Massachusetts State, Health & Educational
              Facilities Authority Revenue, Capital Assets
              Program, Series D
              2.95%, 1/01/35,
              (SPA: Credit Suisse & Ins.
              by MBIA) .......................................          875,000
                                                                 --------------
             Missouri - 0.1%
     795,000 Kansas City, Missouri,
              Industrial Development Authority, Hospital
              Revenue, Insured
              Research Health Services Systems
              3.25%, 4/15/15,
              (SPA: Bank of America, Illinois & Ins. by MBIA)
              ................................................          795,000
      50,000 Missouri State, Health & Educational Facilities
              Authority Revenue, Christian Health Services,
              Series A
              3.05%, 12/19/01,
              (LOC: Morgan Guaranty Trust) ...................           50,000
                                                                 --------------
                                                                        845,000
                                                                 --------------

  Principal
   Amount                                                            Value

 SHORT-TERM MUNICIPAL SECURITIES - continued
             New Mexico - 0.1%
 $ 1,200,000 Farmington, New Mexico,
              Pollution Control Revenue,
              Public Service Company of
              Arizona, Series B
              3.25%, 9/24/01,
              (LOC: Barclays Bank PLC) .......................   $    1,200,000
                                                                 --------------
             New York - 0.3%
   3,700,000 Long Island Power Authority,
              New York, Electric Systems Revenue, Series 5
              3.25%, 5/1/33,
              (LOC: ABN Amro Bank N.V. & Morgan Guaranty
              Trust)..........................................        3,700,000
             New York City, New York,
              Municipal Water Finance Authority, Water & Sewer
              Systems Revenue:
      10,000 3.30%, 6/15/24,
             (FGIC & SPA: FGIC)...............................           10,000
     350,000 Series G, 3.25%, 6/15/24,
             (SPA: FGIC & Ins. by FGIC).......................          350,000
                                                                 --------------
                                                                      4,060,000
                                                                 --------------
             Texas - 0.0%
     355,000 Coastal Bend, Texas,
              Health Facilities Development, Incarnate World
              Health
              Systems Revenue
              3.20%, 8/27/15,
              (LOC: First National
              Bank of Chicago)................................          355,000
                                                                 --------------
             Wyoming - 0.2%
             Uinta County, Wyoming,
              Pollution Control Revenue, Refunding, Chevron
              USA, Inc. Project:
   2,100,000 3.25%, 12/22/01..................................        2,100,000
     150,000 3.25%, 8/20/15...................................          150,000
                                                                 --------------
                                                                      2,250,000
                                                                 --------------
             Total Short-Term Municipal Securities
              (cost $10,454,000)..............................       10,454,000
                                                                 --------------

   Shares

MUTUAL FUND SHARES - 1.1%
14,443,470  Federated Municipal Obligations Fund
             (cost $14,443,470)...................................... 14,443,470
                                                                      ----------
             Total Investments -
              (cost $1,224,363,680).....................    99.3%  1,279,472,309
             Other Assets and Liabilities - net.........     0.7       9,012,080
                                                           -----  --------------
             Net Assets -...............................   100.0% $1,288,484,389
                                                           =====  ==============

                   [LOGO OF MUNICIPAL BOND FUND APPEARS HERE]

                         November 30, 1998 (Unaudited)


The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of debt securities to meet their obligations may be af-fected by economic developments in a specific industry or municipality. In or-der to reduce risk associated with such economic developments, securities may possess municipal bond insurance from various financial institutions and finan-cial guaranty assurance agencies. Therefore the Funds may be more affected by developments in the insurance industry or a specific municipal bond insurer. At November 30, 1998, 38.2% of the securities, as a percentage of net assets, are backed by bond insurance of various financial institutions and financial guar-anty assurance agencies. At November 30, 1998, the Fund had securities backed by bond insurance of the following financial institutions representing more than 5% of net assets:

MBIA 15.0%
FGIC 9.0%
AMBAC 7.5%

(a) Securities are variable or floating rate instruments with periodic demand features. The Fund is entitled to full payment of principal and accrued interest upon surrendering the security to the issuing agent.
(b) Effective yield (calculated at date of purchase) is the annual yield at which the bond accretes until its maturity date.
(c) At the discretion of the portfolio manager, these securities may be separated into securities with interest or principal payments that are linked to another rate or index and therefore would be considered derivative securities.
(d) Securities that may be resold to "qualified institutional buyers" un-der rule 144a or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been deter-mined to be liquid under the guidelines established by the Board of Trustees.
(e)Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing income on that so identified.

Summary of Abbreviations:
ACA  American Capital Access
ACEs Auction Rate Securities
AMBAC Insured by American Municipal Bond Assurance Corp.
AMT  Alternative Minimum Tax
COP  Certificate of Participation
FGIC Insured by Federal Guaranty Insurance Co.
FHLMC Insured by Federal Home Loan Mortgage Corp.
FNMA Insured by Federal National Mortgage Assn.
FSA  Insured by Financial Security Assurance Corp.
GNMA Insured by Government National Mortgage Assn.
IBC  Insured Bond Certification
INFLOs Inverse Floating Rate Securities
LOC  Letter of Credit
MBIA Insured by Municipal Bond Investors Assurance Corp.
RIBs Residual Interest Bonds
SPA  Special Purchase Agreement
TCRS Transferable Custody Receipts

                  See Combined Notes to Financial Statements.

            [LOGO OF SHORT INTERMEDIATE MUNICIPAL FUND APPEARS HERE]

                            Schedule of Investments
                         November 30, 1998 (Unaudited)

  Principal
   Amount                                                             Value

 LONG-TERM MUNICIPAL OBLIGATIONS - 98.0%
             Alabama - 4.1%
 $ 7,000,000 Huntsville, Alabama,
              Warrants, Series A
              4.50%, 12/1/00 (a)................................   $  7,010,710
                                                                   ------------
             Arizona - 2.4%
   3,040,000 Maricopa County, Arizona,
              Unified School District Number 41, Refunding
              Bonds,
              (Eff. Yield 5.07%)
              0.00%, 7/1/04, (FGIC) (b).........................      2,429,963
   1,600,000 Pima County, Arizona,
              General Obligation, Series 1992
              6.55%, 7/1/01.....................................      1,715,088
                                                                   ------------
                                                                      4,145,051
                                                                   ------------
             California - 3.8%
     900,000 California State, General Obligation
              7.00%, 8/1/02, (FGIC).............................      1,003,590
   5,000,000 San Joaquin Hills, California,
              Transportation Corridor Agency, Toll Road Revenue,
              Series A
              (Eff. Yield 4.60%)
              0.00%, 1/15/02 (b)................................      4,412,500
   1,025,000 Stockton, California,
              Health Facilities Revenue, Series A
              5.00%, 12/1/01....................................      1,049,559
                                                                   ------------
                                                                      6,465,649
                                                                   ------------
             Colorado - 7.3%
  16,520,000 Arapahoe County, Colorado,
              Capital Improvement Highway Revenue,
              (Eff. Yield 4.75%)
              0.00%, 8/31/05 (b)................................      8,306,917
     140,000 Colorado State, Student Obligation Board Authority,
              Student Loan Revenue, Series B
              6.125%, 12/1/98...................................        140,007
   1,500,000 Denver, Colorado,
              City & County Airport Revenue, Series C
              6.35%, 11/15/01...................................      1,589,235
   1,085,000 Denver, Colorado,
              Health & Hospital Revenue,
              Series A
              5.00%, 12/1/03....................................      1,113,948
   1,300,000 Weld County, Colorado,
              Industrial Development Revenue, Monfort Inc.
              6.75%, 12/15/01...................................      1,383,395
                                                                   ------------
                                                                     12,533,502
                                                                   ------------
             Florida - 14.2%
   3,700,000 Broward County, Florida,
              Resource Recovery Revenue, Wheelabrator
              Technologies,
              7.95%, 12/1/08....................................      3,944,644
   3,000,000 Florida State, Board of Education, Capital Outlay,
              General Obligation
              6.75%, 6/1/00.....................................      3,145,440

  Principal
   Amount                                                             Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
             Florida - continued
             Florida State, Health Care Facilities Revenue,
              Halifax Hospital Medical Center Series A:
 $ 1,080,000 4.40%, 4/1/04......................................   $  1,094,299
   1,300,000 4.50%, 4/1/06......................................      1,315,327
   4,905,000 Jacksonville, Florida,
              Industrial Development Revenue Refunding, TTX
              Company Project
              5.40%, 3/1/01.....................................      5,086,240
             Leon County, Florida,
              Educational Facilities Authority, COP, Southgate:
     680,000 9.00%, 9/1/99, (ETM)...............................        709,723
     740,000 9.00%, 9/1/00, (ETM)...............................        809,508
     810,000 9.00%, 9/1/01, (ETM)...............................        923,052
     880,000 9.00%, 9/1/02, (ETM)...............................      1,040,917
     960,000 9.00%, 9/1/03, (ETM)...............................      1,174,166
   1,550,000 Palm Beach County, Florida,
              Solid Waste Authority Revenue, Refunding &
              Improvements
              5.50%, 12/1/02, (MBIA)............................      1,652,920
             Pinellas County, Florida,
              Educational Facilities Authority Revenue:
     330,000 4.10%, 10/1/99.....................................        332,040
     375,000 4.55%, 10/1/02.....................................        379,931
     390,000 4.60%, 10/1/03.....................................        395,413
     410,000 4.65%, 10/1/04.....................................        415,580
     470,000 4.90%, 10/1/07.....................................        477,722
     320,000 4.95%, 10/1/08.....................................        325,213
   1,000,000 Sarasota, Florida,
              General Obligation
              6.85%, 8/1/00.....................................      1,053,470
                                                                   ------------
                                                                     24,275,605
                                                                   ------------
             Illinois - 2.2%
             Illinois State, Development Finance Authority
              Revenue:
   2,765,000 5.00%, 7/1/06......................................      2,803,212
   1,000,000 Refunding Community Rehabilitation Providers,
             Series A
             5.35%, 7/1/00......................................      1,017,980
                                                                   ------------
                                                                      3,821,192
                                                                   ------------
             Iowa - 1.3%
   2,000,000 Iowa State, Loan Liquidity Corp., Student Loan
              Revenue, Series B
              6.65%, 3/1/03.....................................      2,167,760
                                                                   ------------
             Maine - 1.8%
   3,000,000 Baileyville, Maine,
              Pollution Control Revenue, Georgia- Pacific Corp.
              Project
              4.75%, 6/1/05.....................................      3,052,020
                                                                   ------------

             Massachusetts - 2.8%
   1,000,000 Massachusetts State, Health & Educational
              Facilities Revenue
              4.55%, 1/1/21 (c).................................      1,015,980

            [LOGO OF SHORT INTERMEDIATE MUNICIPAL FUND APPEARS HERE]

                         November 30, 1998 (Unaudited)

  Principal
   Amount                                                             Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
             Massachusetts - continued
             Massachusetts State, Industrial Development
              Revenue:
 $   420,000 Series 1986G 5.30%, 12/1/06........................   $    420,000
     520,000 Series 1986I 5.30%, 12/1/06........................        520,000
     835,000 Series 1996A 5.35%, 11/1/07 (c)....................        868,709
     995,000 Series 1996B 5.35%, 11/1/07 (c)....................      1,035,168
   1,000,000 New England Education Loan Marketing Corp., Student
              Loan Revenue, Series 1993B
              5.40%, 6/1/00.....................................      1,023,940
                                                                   ------------
                                                                      4,883,797
                                                                   ------------
             Michigan - 1.5%
   2,500,000 Wayne Charter County, Michigan,
              Airport Revenue
              5.25%, 12/1/04....................................      2,652,975
                                                                   ------------
             Minnesota - 0.6%
   1,015,000 City of Minneapolis & St. Paul,
              Minnesota, Housing & Redevelopment Authority
              Revenue, Single Family Mortgage, Series 1996A
              5.125%, 6/1/00, (FGIC) (c)........................      1,018,147
                                                                   ------------
             Missouri - 0.4%
     710,000 North Kansas City, Missouri,
              School District, General Obligation, Direct
              Deposit Program, Series 1996
              6.70%, 3/1/00.....................................        738,563
                                                                   ------------
             Nebraska - 0.6%
   1,000,000 Nebraska State, Higher Education Loan Program,
              Student Loan Revenue, Senior Subordinated Lien,
              Series A
              6.65%, 6/1/08.....................................      1,000,100
                                                                   ------------
             New Jersey - 9.4%
             New Jersey State, Economic Development Authority
              Revenue: First Mortgage, Franciscan Oaks Project:
   1,545,000 5.20%, 10/1/04.....................................      1,571,543
     825,000 5.40%, 10/1/06.....................................        853,199
   1,075,000 5.50%, 10/1/07.....................................      1,119,247
             Refunding First Mortgage, Keswick Pines:
     100,000 4.50%, 1/1/99......................................        100,087
     480,000 4.70%, 1/1/00......................................        482,674
     695,000 4.85%, 1/1/01......................................        701,762
     805,000 5.00%, 1/1/02......................................        814,547
     845,000 5.10%, 1/1/03......................................        857,962
     465,000 5.15%, 1/1/04......................................        472,626
     500,000 5.25%, 1/1/05......................................        509,565
     975,000 5.35%, 1/1/06......................................        996,216
     925,000 5.45%, 1/1/07......................................        950,447

  Principal
   Amount                                                             Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
             New Jersey - continued
 $ 3,365,000 New Jersey State, Health Care Facilities Financing
              Authority Revenue, Atlantic City Medical Center,
              Series C
             6.30%, 7/1/01......................................   $  3,564,948
   3,000,000 New Jersey State, Turnpike Authority, Turnpike
              Revenue, Series C
             6.50%, 1/1/06......................................      3,175,080
                                                                   ------------
                                                                     16,169,903
                                                                   ------------
             New Mexico - 4.5%
   6,680,000 Alamogordo, New Mexico,
              Hospital Revenue, Gerald Champion Memorial
              Hospital Project
             5.00%, 1/1/08......................................      6,916,472
     795,000 New Mexico State, Educational Assistance
              Foundation, Student Loan Revenue, Series A
             6.70%, 4/1/02, (AMBAC).............................        851,763
                                                                   ------------
                                                                      7,768,235
                                                                   ------------
             New York - 2.7%
             New York City, New York,
              General Obligation:
             Prerefunded Bonds, Series L:
     305,000 5.00%, 8/1/01, (ETM)...............................        313,802
     145,000 5.25%, 8/1/00, (ETM)...............................        149,256
             Unrefunded Balance, Series L:
   1,145,000 5.00%, 8/1/01......................................      1,178,045
     855,000 5.25%, 8/1/00......................................        877,409
   2,000,000 New York City, New York,
              Industrial Development Agency, Special Facility
              Revenue, Terminal One Group Association Project
             6.00%, 1/1/07......................................      2,173,520
                                                                   ------------
                                                                      4,692,032
                                                                   ------------
             Ohio - 0.6%
     940,000 Cincinnati, Ohio,
              The Student Loan Funding Corp., Student Loan
              Revenue, Series 1993A
             5.50%, 12/1/01.....................................        966,658
                                                                   ------------
             Oklahoma - 6.1%
   4,450,000 Oklahoma State, Housing Development Authority
              Revenue, Lease Purchase Program, Series A
             4.75%, 12/1/02.....................................      4,485,466
   5,500,000 Oklahoma State, Housing
              Finance Agency,
              Single Family Revenue, Mortgage Homeownership
              Loan D-2
             6.25%, 9/1/29......................................      5,908,925
                                                                   ------------
                                                                     10,394,391
                                                                   ------------
             Pennsylvania - 7.7%
   4,835,000 Dauphin County, Pennsylvania, General Authority
              Revenue,
              Series A
             5.125%, 1/15/03....................................      4,868,071

            [LOGO OF SHORT INTERMEDIATE MUNICIPAL FUND APPEARS HERE]

                         November 30, 1998 (Unaudited)

  Principal
   Amount                                                             Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
             Pennsylvania - continued
 $   500,000 Pennsylvania State, General Obligation, Series 1971
             6.00%, 12/15/98....................................   $    500,550
   5,000,000 Pennsylvania State, Higher Educational Facilities
              Authority, Health Services Revenue, University of
              Pennsylvania, Series A
             7.00%, 1/1/08......................................      5,713,400
   1,950,000 Philadelphia, Pennsylvania,
              Water & Sewer Revenue,
              16th Series
             7.50%, 8/1/01......................................      2,175,011
                                                                   ------------
                                                                     13,257,032
                                                                   ------------
             South Dakota - 0.6%
   1,000,000 South Dakota State, Housing Development Authority
              Revenue, Homeownership Mortgage,
              Series J
             4.60%, 5/1/02, (FNMA)..............................      1,014,560
                                                                   ------------
             Texas - 3.7%
   1,000,000 Austin, Texas,
              Utility Systems Revenue, Series A
             9.50%, 6/15/00.....................................      1,085,300
   2,500,000 Houston, Texas,
              Airport Systems Revenue, Subordinated Lien, Series
              A
             6.75%, 7/1/08......................................      2,707,825
   1,315,000 North Texas State, Health Facilities Development
              Corp., Hospital Revenue, Limited Regional Health
              Care Systems Inc. Project
             4.40%, 9/1/01......................................      1,337,776
   1,155,000 Texas State, Department of Housing and Community
              Affairs, Single Family Mortgage Revenue,
              Series 1996E
             4.45%, 3/1/99, (MBIA)..............................      1,156,848
                                                                   ------------
                                                                      6,287,749
                                                                   ------------
             Utah - 10.3%
   5,000,000 Utah State, General Obligation,
              Series A
             5.00%, 7/1/03......................................      5,258,800
   3,000,000 Utah State, Board of Regents, Student Loan Revenue,
              Series F
             7.05%, 11/1/03, (AMBAC)............................      3,215,220
             Utah State, Intermountain Power Agency, Power
              Supply Revenue:
   1,000,000 1985 Series D
             (Eff. Yield 9.70%)
             0.00%, 7/1/00 (b)..................................        943,660
   5,000,000 Series B
             6.50%, 7/1/04, (MBIA)..............................      5,614,700
   1,760,000 Series B
             (Eff. Yield 7.00%)
             0.00%, 7/1/00 (b)..................................      1,660,842
   1,000,000 Series B
             (Eff. Yield 7.50%)
             0.00%, 7/1/00 (b)..................................        943,660
                                                                   ------------
                                                                     17,636,882
                                                                   ------------

  Principal
   Amount                                                             Value

 LONG-TERM MUNICIPAL OBLIGATIONS - continued
             Vermont - 2.9%
 $ 4,385,000 Vermont State, General Obligation
             6.00%, 12/1/06, (AMBAC)............................   $  4,945,359
                                                                   ------------
             Washington - 2.6%
   2,950,000 Washington State, General Obligation, Motor Vehicle
              Fuel Tax,
              Series R-92D
             5.60%, 9/1/01......................................      3,099,978
   1,360,000 Washington State, Public Power Supply Revenue,
              Series B
             5.00%, 7/1/01......................................      1,400,474
                                                                   ------------
                                                                      4,500,452
                                                                   ------------
             Wisconsin - 0.6%
   1,000,000 Milwaukee, Wisconsin,
              Metropolitan Sewage District, General Obligation,
              Series 1989A
             7.00%, 9/1/01......................................      1,085,540
                                                                   ------------
             U. S. Virgin Islands - 3.3%
   3,500,000 Virgin Islands, Public Finance Authority Revenue,
              Senior Lien, Series C
             5.00%, 10/1/03.....................................      3,607,275
   2,000,000 Virgin Islands, Water & Power Authority, Electric
              Systems Revenue
             5.125%, 7/1/03.....................................      2,077,380
                                                                   ------------
                                                                      5,684,655
                                                                   ------------
             Total Long-Term Municipal Obligations
              (cost $165,285,492)...............................    168,168,519
                                                                   ------------

   Shares
 Mutual Fund Shares - 0.5%
    852,000 Federated Municipal Obligations Fund
             (cost $852,000).............................        852,000
                                                            ------------
            Total Investments -
             (cost $166,137,492)..................    98.5%  169,020,519
            Other Assets and Liabilities - net....     1.5     2,581,549
                                                     -----  ------------
            Net Assets - .........................   100.0% $171,602,068
                                                     =====  ============

            [LOGO OF SHORT INTERMEDIATE MUNICIPAL FUND APPEARS HERE]

                         November 30, 1998 (Unaudited)

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guide-lines established by the Board of Trustees.
(b) Effective yield (calculated at the date of purchase) is the yield at which the bond accretes on an annual basis until maturity date.
(c) Security is a variable or floating rate instrument with periodic demand features. The Fund is entitled to full payment of principal and accrued in-terest upon surrendering the security to the issuing agent.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of debt securities to meet their obligations may be af-fected by economic developments in a specific industry or municipality. In or-der to reduce risk associated with such economic developments, securities may possess municipal bond insurance from various financial institutions and finan-cial guaranty assurance agencies. Therefore the Funds may be more affected by developments in the insurance industry or a specific municipal bond insurer. At November 30, 1998, 16.3% of the securities, as a percentage of net assets, are backed by bond insurance of various financial institutions and financial guar-anty assurance agencies. At November 30, 1998, the Fund had securities backed by bond insurance of the following financial institutions representing more than 5% of net assets:

AMBAC 5.3%

Summary of Abbreviations:
AMBAC Insured by American Municipal Bond Assurance Corporation
COP  Certficate of Participation
ETM  Escrowed to Maturity
FGIC Insured by Federal Guaranty Insurance Corporation
FNMA Insured by Federal National Mortgage Association
MBIA Insured by Municipal Bond Insurance Association

                  See Combined Notes to Financial Statements.

              [LOGO OF NATIONAL MUNICIPAL BOND FUND APPEARS HERE]

                      Statements of Assets and Liabilities
                         November 30, 1998 (Unaudited)


                                   High Grade                 Short Intermediate
                                      Fund     Municipal Fund        Fund
--------------------------------------------------------------------------------
 Assets
 Identified cost of
  securities....................  $118,650,934 $1,224,363,680    $166,137,492
 Net unrealized gain or loss on
  securities....................     7,131,500     55,108,629       2,883,027
--------------------------------------------------------------------------------
 Investments at market value....  $125,782,434 $1,279,472,309    $169,020,519
 Cash...........................             0              0             140
 Receivable for investments
  sold..........................     3,399,363     13,504,954               0
 Receivable for Fund shares
  sold..........................       191,003        163,707          82,450
 Interest receivable............     2,287,419     20,191,601       2,995,976
 Prepaid expenses and other
  assets........................        24,891        239,112          42,544
--------------------------------------------------------------------------------
   Total assets.................   131,685,110  1,313,571,683     172,141,629
--------------------------------------------------------------------------------
 Liabilities
 Distributions payable..........       183,009      2,433,713         393,267
 Payable for investments
  purchased.....................     3,991,345     20,134,861               0
 Payable for Fund shares
  redeemed......................        12,021      1,240,255           5,488
 Advisory fees payable..........        52,175        447,429          72,750
 Distribution fees payable......        48,273        571,804           4,495
 Due to other related parties...         2,758         24,955               0
 Due to custodian...............         1,703          6,264               0
 Accrued expenses and other
  liabilities...................        65,304        228,013          63,561
--------------------------------------------------------------------------------
   Total liabilities............     4,356,588     25,087,294         539,561
--------------------------------------------------------------------------------
 Net assets.....................  $127,328,522 $1,288,484,389    $171,602,068
--------------------------------------------------------------------------------
 Net assets represented by
 Paid-in capital................  $119,776,964 $1,232,283,270    $168,150,401
 Undistributed net investment
  income........................        98,606        397,681               0
 Accumulated net realized gain
  on securities and futures
  contracts.....................       321,452        694,809         568,640
 Net unrealized gain on
  securities....................     7,131,500     55,108,629       2,883,027
--------------------------------------------------------------------------------
   Total net assets.............  $127,328,522 $1,288,484,389    $171,602,068
--------------------------------------------------------------------------------
 Net assets consists of
 Class A........................  $ 67,659,059 $1,163,997,367    $  7,663,072
 Class B........................    32,614,187    117,135,258       6,178,950
 Class C........................             0      7,351,764               0
 Class Y........................    27,055,276              0     157,760,046
--------------------------------------------------------------------------------
                                  $127,328,522 $1,288,484,389    $171,602,068
--------------------------------------------------------------------------------
 Shares outstanding
 Class A........................     6,010,779    152,805,972         752,180
 Class B........................     2,897,452     15,377,480         606,512
 Class C........................             0        965,148               0
 Class Y........................     2,403,599              0      15,484,743
--------------------------------------------------------------------------------
 Net asset value per share
 Class A........................  $      11.26 $         7.62    $      10.19
--------------------------------------------------------------------------------
 Class A -- Offering price
  (based on sales charge of
  4.75%, 4.75% and 3.25%,
  respectively).................  $      11.82 $         8.00    $      10.53
--------------------------------------------------------------------------------
 Class B........................  $      11.26 $         7.62    $      10.19
--------------------------------------------------------------------------------
 Class C........................           N/A $         7.62             N/A
--------------------------------------------------------------------------------
 Class Y........................  $      11.26            N/A    $      10.19
--------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

              [LOGO OF NATIONAL MUNICIPAL BOND FUND APPEARS HERE]

                            Statements of Operations
                 Six Months Ended November 30, 1998 (Unaudited)


                                    High Grade   Municipal   Short Intermediate
                                       Fund        Fund             Fund
-------------------------------------------------------------------------------
 Investment income
 Interest.........................  $3,324,323  $35,864,745      $4,140,653
-------------------------------------------------------------------------------
 Expenses
 Advisory fee.....................     317,707    2,766,121         437,372
 Distribution Plan expenses.......     248,927    2,151,596          33,307
 Transfer agent fees..............      57,096      763,962          19,471
 Administrative services fees.....      17,197      103,214               0
 Trustees' fees and expenses......       1,274       22,546             426
 Custodian fees...................      18,886      235,483          45,446
 Registration and filing fees.....      12,896       40,236          40,972
 Professional fees................      10,903       15,862          13,265
 Shareholder reports expense......       9,831       33,900          18,839
 Other............................         581       41,459           1,388
-------------------------------------------------------------------------------
  Total expenses..................     695,298    6,174,379         610,486
   Less: Fee credits..............        (623)     (18,712)        (10,299)
     Fee waivers and expense
     reimbursements...............           0            0          (7,043)
-------------------------------------------------------------------------------
  Net expenses....................     694,675    6,155,667         593,144
-------------------------------------------------------------------------------
 Net investment income............   2,629,648   29,709,078       3,547,509
-------------------------------------------------------------------------------
 Net realized and unrealized gain
  or loss on securities and
  futures contracts
 Realized gain or loss on:
  Securities......................   1,645,033   19,772,356       1,383,709
  Futures contracts...............           0     (316,197)              0
-------------------------------------------------------------------------------
 Net realized gain on securities
  and future contracts............   1,645,033   19,456,159       1,383,709
 Net change in unrealized gain or
  loss on securities..............     297,724   (7,091,260)       (159,683)
-------------------------------------------------------------------------------
 Net realized and unrealized gain
  on securities and futures
  contracts.......................   1,942,757   12,364,899       1,224,026
-------------------------------------------------------------------------------
 Net increase in net assets
  resulting from operations.......  $4,572,405  $42,073,977      $4,771,535
-------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

              [LOGO OF NATIONAL MUNICIPAL BOND FUND APPEARS HERE]

                      Statements of Changes in Net Assets
                 Six Months Ended November 30, 1998 (Unaudited)

                                High Grade     Municipal     Short Intermediate
                                   Fund           Fund              Fund
-------------------------------------------------------------------------------
 Operations
 Net investment income.......  $  2,629,648  $   29,709,078     $  3,547,509
 Net realized gain or loss
  on securities and futures
  contracts..................     1,645,033      19,456,159        1,383,709
 Net change in unrealized
  gain or loss on
  securities.................       297,724      (7,091,260)        (159,683)
-------------------------------------------------------------------------------
  Net increase in net assets
   resulting from
   operations................     4,572,405      42,073,977        4,771,535
-------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment income
  Class A....................    (1,444,217)    (27,239,666)        (135,938)
  Class B....................      (581,281)     (2,314,415)         (92,396)
  Class C....................             0        (142,698)               0
  Class Y....................      (604,150)              0       (3,319,175)
 Net realized gains on
  investments
  Class A....................    (1,616,602)    (35,326,188)         (56,521)
  Class B....................      (780,637)     (3,564,826)         (44,004)
  Class C....................             0        (220,155)               0
  Class Y....................      (641,983)              0       (1,185,596)
-------------------------------------------------------------------------------
   Total distributions to
    shareholders.............    (5,668,870)    (68,807,948)      (4,833,630)
-------------------------------------------------------------------------------
 Capital share transactions
 Proceeds from shares sold...    12,797,507      18,736,333       16,239,951
 Proceeds from reinvestment
  of distributions...........     3,841,715      40,034,284        1,564,353
 Payment for shares
  redeemed...................   (12,484,096)   (119,251,405)     (26,403,781)
 Proceeds from shares issued
  in connection with the
  acquisition of:
  CoreFund Intermediate
   Municipal Bond Fund.......     1,945,718               0                0
-------------------------------------------------------------------------------
  Net increase (decrease) in
   net assets resulting from
   capital share
   transactions..............     6,100,844     (60,480,788)      (8,599,477)
-------------------------------------------------------------------------------
   Total increase (decrease)
    in net assets............     5,004,379     (87,214,759)      (8,661,572)
 Net assets
 Beginning of period.........   122,324,143   1,375,699,148      180,263,640
-------------------------------------------------------------------------------
 End of period...............  $127,328,522  $1,288,484,389     $171,602,068
-------------------------------------------------------------------------------
 Undistributed net investment
  income.....................  $     98,606  $      397,681     $          0
-------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

              [LOGO OF NATIONAL MUNICIPAL BOND FUND APPEARS HERE]

                      Statements of Changes in Net Assets
                            Year Ended May 31, 1998

                                High Grade     Municipal     Short Intermediate
                                   Fund          Fund*              Fund
-------------------------------------------------------------------------------
 Operations
 Net investment income.......  $  4,436,727  $   26,943,450     $  5,133,040
 Net realized gain on
  securities and futures
  contracts..................     3,360,972      16,376,119        1,471,537
 Net change in unrealized
  gain or loss on
  securities.................     1,019,154     (25,411,876)        (795,050)
-------------------------------------------------------------------------------
  Net increase in net assets
   resulting from
   operations................     8,816,853      17,907,693        5,809,527
-------------------------------------------------------------------------------
 Distributions to
  shareholders from
 Net investment income
  Class A....................    (2,198,256)    (21,756,580)        (225,168)
  Class B....................    (1,156,701)     (5,153,488)        (197,697)
  Class C....................             0        (109,908)               0
  Class Y....................    (1,132,786)              0       (4,710,175)
-------------------------------------------------------------------------------
  Total distributions to
   shareholders..............    (4,487,743)    (27,019,976)      (5,133,040)
-------------------------------------------------------------------------------
 Capital share transactions
 Proceeds from shares sold...    14,810,240      21,942,896       22,513,095
 Proceeds from reinvestment
  of distributions...........     2,594,120      12,966,083        1,482,137
 Payment for shares
  redeemed...................   (23,942,474)   (125,945,502)     (52,702,874)
 Proceeds from shares issued
  in connection with the
  acquisition of:
  Blanchard Flexible Tax-
   Free Bond Fund............    22,403,925               0                0
  Common Trust Fund -
    Intermediate Tax Exempt
   Bond Fund.................             0               0      148,714,787
  Evergreen Short
   Intermediate Municipal
   Fund - California.........             0               0       14,473,407
  Evergreen Tax Free Income
   Fund......................             0     100,118,341                0
-------------------------------------------------------------------------------
  Net increase in net assets
   resulting from capital
   share transactions........    15,865,811       9,081,818      134,480,552
-------------------------------------------------------------------------------
   Total increase (decrease)
    in net assets............    20,194,921         (30,465)     135,157,039
 Net assets
 Beginning of period.........   102,129,222   1,375,729,613       45,106,601
-------------------------------------------------------------------------------
 End of period...............  $122,324,143  $1,375,699,148     $180,263,640
-------------------------------------------------------------------------------
 Undistributed net
  investment income..........  $     98,606  $      385,382     $          0
-------------------------------------------------------------------------------

*Five months ended May 31, 1998. During the period, Municipal Fund changed its fiscal year end from December 31 to May 31.

                  See Combined Notes to Financial Statements.

              [LOGO OF NATIONAL MUNICIPAL BOND FUND APPEARS HERE]

                      Statements of Changes in Net Assets
                          Year Ended December 31, 1997

                                                                   Municipal
                                                                      Fund
--------------------------------------------------------------------------------
 Operations
 Net investment income.........................................  $   70,854,337
 Net realized gain on securities and futures contracts.........      37,097,062
 Net change in unrealized gain or loss on securities...........       2,027,467
--------------------------------------------------------------------------------
  Net increase in net assets resulting from operations.........     109,978,866
--------------------------------------------------------------------------------
 Distributions to shareholders from
 Net investment income
  Class B......................................................     (73,972,795)
 Net realized gain on securities
  Class B......................................................     (17,063,591)
--------------------------------------------------------------------------------
  Total distributions to shareholders..........................     (91,036,386)
--------------------------------------------------------------------------------
 Capital share transactions
 Proceeds from shares sold.....................................      39,118,274
 Proceeds from reinvestment of distributions...................      53,790,716
 Payment for shares redeemed...................................    (294,007,649)
--------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from capital
   share transactions..........................................    (201,098,659)
--------------------------------------------------------------------------------
   Total decrease in net assets................................    (182,156,179)
 Net assets
 Beginning of period...........................................   1,557,885,792
--------------------------------------------------------------------------------
 End of period.................................................  $1,375,729,613
--------------------------------------------------------------------------------
 Undistributed net investment income...........................  $      467,027
--------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                              [LOGO APPEARS HERE]
               Combined Notes to Financial Statements (Unaudited)
1. ORGANIZATION

The Evergreen National Municipal Bond Funds consist of Evergreen High Grade Mu-nicipal Bond Fund ("High Grade Fund") (formerly Evergreen High Grade Tax Free
Fund), Evergreen Municipal Bond Fund ("Municipal Fund") (formerly Evergreen Tax Free Fund) and Evergreen Short Intermediate Municipal Fund ("Short Intermediate Fund") (collectively, the "Funds"). Each Fund is a diversified series of Ever-green Municipal Trust (the "Trust"), a Delaware business trust organized on September 17, 1997. The Trust is an open-end management investment company reg-istered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A, Class B, Class C or Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75% for both the High Grade Fund and Municipal Fund and a maximum front-end sales charge of 3.25% for the Short Intermediate Fund. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conversion rights. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Cor-poration ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994. High Grade Fund and Short Interme-diate Fund currently do not offer Class C shares and Municipal Fund does not offer Class Y shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
An independent pricing service values each Fund's municipal bonds at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue. Securities for which market quotations are not readily available or valuations are not readily available from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures approved by the Board of Trustees.

Securities with remaining maturities of 60 days or less are carried at amor-tized cost, which approximates market value.

B. Futures Contracts
In order to gain exposure to or protect against changes in security values, the Municipal Fund may buy and sell futures contracts.

The initial margin deposited with a broker when entering into a futures trans-action is subsequently adjusted by daily payments or receipts as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.

Risks of entering into futures contracts include (i) the possibility of an il-liquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

                              [LOGO APPEARS HERE]
         Combined Notes to Financial Statements(Unaudited) (continued)

C. Derivative Securities
The Municipal Fund may invest in derivative securities. A derivative security is any investment that derives its value from an underlying security, asset or market index. Greater market fluctuations may result if these securities are leveraged. The Fund invests in these types of securities when it is consistent with its investment objectives.

D. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

E. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal tax liability since they are expected to distribute all of their net investment company taxable income, net tax-exempt income and net capital gains, if any, to their shareholders. The Funds also intend to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

F. Distributions
Distributions from net investment income for the Funds are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain distributions paid during previous years have been reclassified to conform with current period presentation.

G. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

3. ACQUISITIONS

On July 31, 1997, Short Intermediate Fund acquired substantially all the assets and assumed certain liabilities of Evergreen Short Intermediate Municipal Fund-California in exchange for Class A, Class B and Class Y shares of Short Inter-mediate Fund.

On November 21, 1997, Short Intermediate Fund acquired substantially all the assets and assumed certain liabilities of Common Trust Fund - Intermediate Tax Exempt Bond Fund in exchange for Class Y shares of Short Intermediate Fund.

On January 23, 1998, Municipal Fund acquired substantially all the assets and assumed certain liabilities of Evergreen Tax Free Income Fund, in an exchange for Class A, Class B and Class C shares of Municipal Fund.

On February 28, 1998, High Grade Fund acquired all of the assets and assumed certain liabilities of Blanchard Flexible Tax-Free Bond Fund, in an exchange for Class A shares of High Grade Fund.

On July 24, 1998, High Grade Fund acquired all of the assets and assumed cer-tain liabilities of CoreFund Intermediate Municipal Bond Fund, in an exchange for Class A and Class Y shares of High Grade Fund.

                              [LOGO APPEARS HERE]
         Combined Notes to Financial Statements(Unaudited) (continued)

These acquisitions were accomplished by a tax-free exchange of the respective shares of each Fund. The value of net assets acquired, number of shares issued, unrealized appreciation acquired and the aggregate net assets of each Fund im-mediately after the acquisition are as follows:

                                                                Value of Net     Number of    Unrealized     Net
Assets
Acquiring Fund                       Acquired Fund             Assets Acquired Shares Issued Appreciation After
Acquisition
---------------------------------------------------------------------------------------------------------------------------
Short Intermediate       Evergreen Short Intermediate           $ 14,473,407     1,419,771    $  203,594   $
59,045,106
 Fund................... Municipal Fund - California
Short Intermediate       Common Trust Fund - Intermediate       $148,714,787    14,616,570    $3,195,888   $
194,719,999
 Fund................... Tax Exempt Bond Fund
Municipal Fund.......... Evergreen Tax Free Income Fund         $100,118,341    12,757,974    $6,341,257
$1,467,541,556
High Grade Fund......... Blanchard Flexible Tax-Free Bond Fund  $ 22,403,925     1,966,629    $1,611,908   $
127,402,909
High Grade Fund......... CoreFund Intermediate Municipal        $  1,945,718       171,570    $   51,328   $
127,732,184
                         Bond Fund

4. CAPITAL SHARE TRANSACTIONS

Each Fund has an unlimited number of shares of beneficial interest with a par value of $0.001 authorized. Shares of beneficial interest of the Funds are cur-rently divided into Class A, Class B, Class C or Class Y. Transactions in shares of the Funds were as follows:

High Grade Fund

                                   Six Months Ended
                                   November 30,1998           Year Ended
                                     (unaudited)             May 31, 1998
                                 ---------------------  -----------------------
                                  Shares     Amount      Shares       Amount
--------------------------------------------------------------------------------
 Class A
 Shares sold...................   658,908  $ 7,489,970    352,430  $  3,971,088
 Shares issued in reinvestment
  of distributions.............   189,458    2,144,286    122,837     1,383,168
 Shares redeemed...............  (592,445)  (6,803,809)  (971,142)  (10,944,155)
 Shares issued in connection
  with the acquisition of:
 Blanchard Flexible Tax-Free
  Bond Fund....................                         1,966,629    22,403,925
 CoreFund Intermediate
  Municipal Bond Fund..........    76,637      869,114          0             0
--------------------------------------------------------------------------------
 Net increase..................   332,558  $ 3,699,561  1,470,754  $ 16,814,026
--------------------------------------------------------------------------------
 Class B
 Shares sold...................   228,100  $ 2,613,114    414,162  $  4,656,253
 Shares issued in reinvestment
  of distributions.............    75,131      849,962     61,515       692,436
 Shares redeemed...............  (294,040)  (3,369,011)  (514,611)   (5,780,674)
--------------------------------------------------------------------------------
 Net increase (decrease).......     9,191  $    94,065    (38,934) $   (431,985)
--------------------------------------------------------------------------------
 Class Y
 Shares sold...................   236,254  $ 2,694,423    548,341  $  6,182,899
 Shares issued in reinvestment
  of distributions.............    75,016      847,467     46,065       518,516
 Shares redeemed...............  (200,503)  (2,311,276)  (641,096)   (7,217,645)
 Shares issued in connection
  with the acquisition of
  CoreFund Intermediate
  Municipal Bond Fund..........    94,933    1,076,604          0             0
--------------------------------------------------------------------------------
 Net increase (decrease).......   205,700  $ 2,307,218    (46,690) $   (516,230)
--------------------------------------------------------------------------------

                              [LOGO APPEARS HERE]
         Combined Notes to Financial Statements(Unaudited) (continued)

Municipal Fund

                             Six Months Ended
                             November 30, 1998               Year Ended
                                (Unaudited)                May 31, 1998*
                         --------------------------  ---------------------------
                           Shares        Amount        Shares         Amount
---------------------------------------------------------------------------------
Class A
Shares sold.............   1,444,006  $  11,100,649      404,689  $    3,409,126
Shares issued in
 reinvestment of
 distributions..........   4,728,680     36,324,410    1,526,223      11,889,303
Shares redeemed......... (13,239,459)  (102,622,662) (12,806,920)   (100,036,093)
Shares issued in
 connection with the
 acquisition of
 Evergreen Tax Free
  Income Fund...........           0              0    8,443,496      66,261,386
Automatic conversion of
 Class B shares.........           0              0  162,305,257   1,285,292,084
---------------------------------------------------------------------------------
Net increase
 (decrease).............  (7,066,773) $ (55,197,603) 159,872,745  $1,266,815,806
---------------------------------------------------------------------------------

* For the period from January 20, 1998 (Commencement of Class Operations) to May 31, 1998.

                            Six Months Ended
                            November 30, 1998           Five Months Ended                Year Ended
                               (Unaudited)                May 31, 1998*               December 31, 1997
                         ------------------------  -----------------------------  --------------------------
                           Shares       Amount        Shares         Amount         Shares        Amount
-------------------------------------------------------------------------------------------------------------
Class B
Shares sold.............    888,771  $  6,877,964     2,346,134  $    18,452,022    5,057,416  $  39,118,274
Shares issued in
 reinvestment of
 distributions..........    448,415     3,442,793       130,151        1,014,991    6,963,866     53,790,716
Shares redeemed......... (1,989,940)  (15,400,528)   (3,205,499)     (25,180,245) (38,141,778)  (294,007,649)
Shares issued in
 connection with the
 acquisition of
 Evergreen Tax Free
 Income Fund............                              3,247,599       25,484,520            0              0
Automatic conversion of
 shares to Class A
 shares.................                           (162,305,257)  (1,285,292,084)           0              0
-------------------------------------------------------------------------------------------------------------
Net decrease............   (652,754) $ (5,079,771) (159,786,872) $(1,265,520,796) (26,120,496) $(201,098,659)
-------------------------------------------------------------------------------------------------------------

* Fund changed its fiscal year end from December 31 to May 31, as of May 31, 1998.

                                      Six Months Ended
                                     November 30, 1998          Year Ended
                                        (Unaudited)           May 31, 1998*
                                    ---------------------  ---------------------
                                     Shares     Amount      Shares      Amount
---------------------------------------------------------------------------------
 Class C
 Shares sold.....................     98,142  $   757,720     10,499  $   81,748
 Shares issued in reinvestment of
  distributions..................     34,757      267,081      7,950      61,789
 Shares redeemed.................   (158,868)  (1,228,215)   (94,211)   (729,164)
 Shares issued in connection with
  the acquisition of
 Evergreen Tax Free Income Fund..          0            0  1,066,879   8,372,435
---------------------------------------------------------------------------------
 Net increase (decrease).........    (25,969) $  (203,414)   991,117  $7,786,808
---------------------------------------------------------------------------------

* For the period from January 26, 1998 (Commencement of Class Operations) to May 31, 1998.

                              [LOGO APPEARS HERE]
         Combined Notes to Financial Statements(Unaudited) (continued)

Short Intermediate Fund

                                Six Months Ended
                                November 30, 1998            Year Ended
                                   (Unaudited)              May 31, 1998
                             ------------------------  ------------------------
                               Shares       Amount       Shares       Amount
--------------------------------------------------------------------------------
 Class A
 Shares sold...............     210,929  $  2,164,348     383,419  $  3,907,614
 Shares issued in
  reinvestment of
  distributions............       9,314        95,179      15,389       156,458
 Shares redeemed...........    (112,747)   (1,155,172)   (356,623)   (3,624,581)
 Shares issued in
  connection with the
  acquisition of
 Evergreen Short
  Intermediate Municipal
  Fund - California........           0             0         736         7,495
--------------------------------------------------------------------------------
 Net increase..............     107,496  $  1,104,355      42,921  $    446,986
--------------------------------------------------------------------------------
 Class B
 Shares sold...............      96,129  $    981,749     107,260  $  1,092,900
 Shares issued in
  reinvestment of
  distributions............       9,647        98,609      14,126       143,788
 Shares redeemed...........     (67,336)     (688,933)   (227,503)   (2,313,782)
 Shares issued in
  connection with the
  acquisition of
 Evergreen Short
  Intermediate Municipal
  Fund - California........           0             0       6,897        70,307
--------------------------------------------------------------------------------
 Net increase (decrease)...      38,440  $    391,425     (99,220) $ (1,006,787)
--------------------------------------------------------------------------------
 Class Y
 Shares sold...............   1,279,741  $ 13,093,854   1,719,348  $ 17,512,581
 Shares issued in
  reinvestment of
  distributions............     134,307     1,370,565     116,093     1,181,891
 Shares redeemed...........  (2,402,172)  (24,559,676) (4,588,604)  (46,764,511)
 Shares issued in
  connection with the
  acquisition of:
 Common Trust Fund -
   Intermediate Tax Exempt
  Bond Fund................           0             0  14,616,570   148,714,787
 Evergreen Short
  Intermediate Municipal
  Fund - California........           0             0   1,412,138    14,395,605
--------------------------------------------------------------------------------
 Net increase (decrease)...    (988,124) $(10,095,257) 13,275,545  $135,040,353
--------------------------------------------------------------------------------

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended November 30, 1998:

                                                  Cost of      Proceeds
                                                 Purchases    from Sales
                                                -------------------------
         High Grade Fund....................... $ 54,011,654 $ 55,113,923
         Municipal Fund........................  695,965,076  841,649,251
         Short Intermediate Fund...............   62,017,993   65,575,701

On July 24, 1998, High Grade Fund acquired securities with a cost basis of $1,825,647 resulting from the Fund's acquisition of CoreFund Intermediate Mu-nicipal Bond Fund.

6. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as principal underwriter to each of the Funds.

Each Fund has adopted Distribution Plans for each class of shares, except Class Y, as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit a fund to reimburse its principal underwriter for costs related to selling shares of the fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the fund, are paid by the fund through expenses called "Distribution Plan expenses". Each class, except Class Y, currently pays a service fee equal to 0.25% of the aver-age daily net asset of the class. These expenses are currently limited to 0.25% annually of the average daily net assets of the Class A shares of High Grade Fund and Municipal Fund and 0.10% annually of the average daily net assets of the Class A shares of Short Intermediate Fund. In addition, Class B and Class C also pay distribution fees equal to 0.75% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

                              [LOGO APPEARS HERE]
         Combined Notes to Financial Statements(Unaudited) (continued)

During the six months ended November 30, 1998, amounts paid or accrued to EDI pursuant to each Fund's Class A, Class B and Class C Distribution Plans were as follows:

                                              Class A   Class B  Class C
                                             ---------------------------
         High Grade Fund.................... $   84,421 $164,506 $    --
         Municipal Fund.....................  1,502,403  611,443  37,750
         Short Intermediate Fund............      3,401   29,906      --

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

Contingent deferred sales charges paid by redeeming shareholders are paid to EDI.

7. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Evergreen Investment Management ("EIM") (formerly the Capital Management Group ("CMG"), a division of First Union National Bank ("FUNB"), serves as the in-vestment adviser to the High Grade Fund and is paid an advisory fee that is computed daily and paid monthly at an annual rate of 0.50% of the Fund's aver-age daily net assets.

Evergreen Investment Management Company (formerly Keystone Investment Manage-ment Company) ("EIMC"), a subsidiary of First Union, is the investment adviser for Municipal Fund and is paid an advisory fee that is calculated daily and paid monthly. The advisory fee is calculated at an annual rate of 2.00% of Mu-nicipal Fund's gross investment income plus an amount determined by applying percentage rates, starting at 0.50% and declining to 0.25% per annum as net as-sets increase, to the average daily net assets of the Fund.

Evergreen Asset Management Corp. ("EAMC"), a wholly-owned subsidiary of First Union, is the investment adviser for the Short Intermediate Fund and is paid an advisory fee that is computed daily and paid monthly at an annual rate of 0.50% of the Fund's average daily net assets. Out of its fee, EAMC pays Evergreen In-vestment Services for its services as administrator, BISYS for its services as sub-administrator and Lieber & Company, an affiliate of First Union, for its services as sub-adviser. During the six months ended November 30, 1998, EAMC waived $7,043 of its advisory fee.

For each of the Funds, Evergreen Investment Services, Inc. ("EIS"), a subsidi-ary of First Union, is the administrator and BISYS serves as the sub-adminis-trator for each Fund. As administrator, EIS provides the Funds with facilities, equipment and personnel. As sub-administrator to the Funds, BISYS provides the officers of the Funds. Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

For their services to the High Grade Fund, EIS and BISYS is entitled to an an-nual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the in-vestment advisers. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets in-crease, to the average daily net asset value of the Fund. The sub-administra-tion fee is calculated by applying percentage rates, which start at 0.01% and decline to 0.004% per annum as net assets increase, to the average daily net assets of the Fund. For the six months ended November 30, 1998, the High Grade Fund paid $13,705 to EIS for its services as administrator. For Short Interme-diate Fund and Municipal Fund, the administration and sub-administration fee is paid by their respective investment adviser and is not a Fund expense. During the six months ended November 30, 1998, Municipal Fund reimbursed EIMC for cer-tain administration and accounting expenses amounting to $103,214.

Evergreen Service Company ("ESC"), an indirect, wholly-owned subsidiary of First Union, serves as the transfer and dividend disbursing agent for each Fund. The Funds have entered into an expense offset arrangement with ESC relat-ing to certain cash balances held at First Union for the benefit of the Ever-green Funds.

At November 30, 1998, FUNB owned directly or beneficially, 74% of the outstand-ing shares of the Short Intermediate Fund.

                              [LOGO APPEARS HERE]
         Combined Notes to Financial Statements(Unaudited) (continued)

8. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

9. DEFERRED TRUSTEES' FEES

Each Independent Trustee of the Funds may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for each Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in each Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly in-stallments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000.

10. FINANCING AGREEMENTS

Certain of the Evergreen Funds, State Street Bank and Trust ("SSB") and a group of banks (the "Banks") entered into a financing agreement, dated December 22, 1997, as amended November 20, 1998. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit facility is allocated, un-der the terms of the financing agreement, among the Banks. The credit facility is to be accessed by the Funds for temporary or emergency purposes only and is subject to each Fund's borrowing restrictions. Borrowings under this facility bore interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum was incurred on the unused portion of the committed facili-ty, which will be allocated to all funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one-time arrangement fee of $27,500. State Street served as agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the participating Funds.

During the six months ended November 30, 1998, the Funds had no borrowings un-der these agreements.

11. NAME CHANGES

Effective January 4, 1999, Evergreen High Grade Tax Free Fund and Evergreen Tax Free Fund changed their names to Evergreen High Grade Municipal Bond Fund and Evergreen Municipal Bond Fund, respectively. Additionally, the investment pol-icy of the Funds has changed with respect to municipal bond subject to the fed-eral Alternative Minimum Tax ("AMT"). Formerly, the Funds could not invest more than 20% of their assets in municipal bonds subject to AMT. Currently, the Funds may invest up to 100% of their assets in such bonds.

Effective, January 4, 1999, Capital Management Group ("CMG") changed its name to Evergreen Investment Management ("EIM"), a division of First Union National Bank.

12. SUBSEQUENT EVENTS

On December 22, 1998, the financing agreement referenced above was amended and renewed among certain Evergreen Funds, SSB and the Bank of New York ("BONY"). Under this agreement, SSB and BONY provide an unsecured credit facility in the aggregate amount of $150 million ($125 million committed and $25 million uncom-mitted). The remaining terms and conditions of the agreement are unaffected.

                              [LOGO APPEARS HERE]
         Combined Notes to Financial Statements(Unaudited) (continued)

13. YEAR 2000

Like other investment companies, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers are not able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. The Funds' investment advisors are taking steps to address this potential year 2000 problem with respect to the computer sys-tems that they use and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. At this time, how-ever, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

                                Evergreen Funds

Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Exempt
Short Intermediate Municipal Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
California Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
Massachusetts Municipal Bond Fund
Missouri Municipal Bond Fund
New Jersey Municipal Bond Fund
New York Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

Income
Capital Preservation and Income Fund
Short Intermediate Bond Fund
Intermediate Term Government Securities Fund
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund

Balanced
American Retirement Fund
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund

Growth & Income
Utility Fund
Income and Growth Fund
Fund for Total Return
Value Fund
Select Equity Index Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Equity Income Fund

Domestic Growth
Tax Strategic Equity Fund
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Micro Cap Fund

Global International
Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund

Express Line
800.346.3858

Investor Services
800.343.2898

Retirement Plan Services
800.247.4075

www.evergreen-funds.com

[LOGO OF EVERGREEN FUNDS/SM/ APPEARS HERE]     [BULK POSTAGE STAMP APPEARS HERE]

                            EVERGREEN MUNICIPAL TRUST

                                     PART C

                                OTHER INFORMATION


Item 15.     Indemnification.

     The response to this item is incorporated by reference to "Liability and Indemnification of Trustees" under the caption "Information on Shareholders' Rights" in Part A of this Registration Statement.

Item 16.  Exhibits:


1. Declaration of Trust. Incorporated by reference to Evergreen Municipal Trust's Pre-Effective Amendment No. 1 filed on October 8, 1997 Registration No. 333-36033 ("Pre-Effective Amendment No. 1")

2.        Bylaws. Incorporated by reference to Pre-Effective Amendment No. 1.

3.        Not applicable.

4. Agreement and Plan of Reorganization. Exhibit A to Prospectus contained in Part A of this Registration Statement.

5.        Declaration of Trust Articles III, V, VI and VIII; By-Laws Article II.
Incorporated by reference to to Pre-Effective Amendment No. 1.

6. Investment Management and Advisory Agreement between Evergreen Investment Management Company and Evergreen Municipal Trust. Incorporated by reference to Post-Effective Amendment No. 7.

7(a).     Distribution Agreements between Evergreen Distributor, Inc. and
Evergreen Municipal Trust. Incorporated by reference to Post-Effective Amendment No. 7.

7(b).     Form of Dealer Agreement for Class A, Class B and Class C shares used by Evergreen Distributor Inc. Incorporated by reference to Evergreen Municipal Trust's Pre-Effective Amendment No. 2 filed on November 12, 1997 Registration No. 333-36033 ("Pre-Effective Amendment No. 2").

8. Form of Deferred Compensation Plan. Incorporated by reference to Pre-Effective Amendment No. 2.

9. Custody Agreement between State Street Bank and Trust Company and Evergreen Municipal Trust. Incorporated by reference to Post-Effective Amendment No. 7.

10(a).     Rule 12b-1 Distribution Plans. Incorporated by reference to
Post-Effective Amendment No. 7.

10(b). Multiple Class Plan. Incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed on April 1, 1999.

11.       Opinion and Consent of Sullivan & Worcester LLP. Previously filed.

12.       Tax opinions and consents of Sullivan & Worcester LLP. Filed herewith.

13(a).    Administration Agreement between Evergreen Investment Services, Inc.
and Evergreen Municipal Trust. Incorporated by reference to Post-Effective Amendment No. 7.

13(b).    Transfer Agent Agreement between Evergreen Service Company and
Evergreen Municipal Trust. Incorporated by reference to Post-Effective Amendment No. 7.

14.       Consent of KPMG LLP. Filed herewith.

15.       Not applicable.

16. Powers of Attorney. Incorporated by reference to Post-Effective Amendment No. 7.

17.       Proxy Card. Filed herewith.


Item 17.     Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                SIGNATURES

     As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant,in the City of Columbus, State of Ohio, and City of Boston, State of Massachusetts on the 14th day of May, 1999.

                                        EVERGREEN MUNICIPAL TRUST

                                        By:  /s/ William J. Tomko
                                             -----------------------
                                             Name: William J. Tomko
                                             Title: President

     As required by the Securities Act of 1933, the following persons have signed this Registration Statement in the capacities indicated as of the 14th day of May, 1999.



/s/William J. Tomko                      /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                        Laurence B. Ashkin*               Charles A. Austin III*
President and Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Chairman of the Board             Trustee
                                        and Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Vice Chairman of the
                                                                           Board and Trustee
/s/ David M. Richardson                 /s/ Russell A. Salton, III MD      /s/ Leroy Keith, Jr.
------------------------------          -------------------------------    --------------------------------
David M. Richardson*                    Russell A. Salton, III MD*         Leroy Keith, Jr.*
Trustee                                 Trustee                            Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee

*By: /s/ Maureen Towle
-------------------------------
Maureen Towle
Attorney-in-Fact


     *Maureen Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and included as Exhibit 16 to this Registration Statement.

                               INDEX TO EXHIBITS

N-14
EXHIBIT NO.

11             Tax Opinions and Consents of Sullivan & Worcester LLP
14(a)          Consent of KPMG LLP
17             Proxy Cards